UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23339

Name of Fund: BlackRock Funds V
BlackRock Emerging Markets Flexible Dynamic Bond Portfolio
BlackRock Strategic Income Opportunities Portfolio
Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds V, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2021

Date of reporting period: 06/30/2021

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.

(b)

Not Applicable
June 30, 2021
Not FDIC Insured - May Lose Value - No Bank Guarantee
2021 Semi-Annual Report
(Unaudited)
BlackRock Funds V
BlackRock Emerging Markets Flexible Dynamic Bond Portfolio
BlackRock Strategic Income Opportunities Portfolio

Dear Shareholder,
The 12-month reporting period as of June 30, 2021 was a remarkable period of adaptation and recovery, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. The United States, along with most of the world, began the reporting period emerging from a severe recession, prompted by pandemic-related restrictions that disrupted many aspects of daily life. However, easing restrictions and robust government intervention led to a strong rebound, and the economy grew at a significant pace for the reporting period, recovering much of the output lost at the beginning of the pandemic.
Equity prices rose with the broader economy, as investors became increasingly optimistic about the economic outlook. Stocks rose through the summer of 2020, fed by strong fiscal and monetary support and positive economic indicators. The implementation of mass vaccination campaigns and passage of an additional $1.9 trillion of fiscal stimulus further boosted stocks, and many equity indices neared or surpassed all-time highs late in the reporting period. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities also gained, as both developed countries and emerging markets rebounded substantially.
The 10-year U.S. Treasury yield (which is inversely related to bond prices) had fallen sharply prior to the beginning of the reporting period, which meant bonds were priced for extreme risk avoidance and economic disruption. Despite expectations of doom and gloom, the economy expanded rapidly, stoking inflation concerns in early 2021, which led to higher yields and a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to substantial returns for high-yield corporate bonds, although investment-grade corporates declined slightly.
The Fed remained committed to accommodative monetary policy by maintaining near zero interest rates and by reiterating that inflation could exceed its 2% target for a sustained period without triggering a rate increase. Late in the period the Fed elaborated on their expected timeline, raising the likelihood of slower bond purchasing and the possibility of higher rates in 2023.
Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion will continue to accelerate as vaccination efforts ramp up and pent-up consumer demand leads to higher spending. While we expect inflation to increase somewhat as the expansion continues, we believe the recent uptick owes more to temporary supply disruptions than a lasting change in fundamentals. The change in Fed policy also means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion.
Overall, we favor a moderately positive stance toward risk, with an overweight in equities. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and healthcare, are particularly attractive in the long-term. U.S. small-caps and European equities are likely to benefit from the continuing vaccine-led restart. We are underweight long-term on credit, but inflation-protected U.S. Treasuries,
Asian fixed income, and Chinese government bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.
In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of June 30, 2021
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
15.25% 40.79%
U.S. small cap equities
(Russell 2000
®
Index)
17.54 62.03
International equities
(MSCI Europe, Australasia,
Far East Index)
8.83 32.35
Emerging market equities
(MSCI Emerging Markets
Index)
7.45 40.90
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
0.02 0.09
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(4.10) (5.89)
U.S. investment grade bonds
(Bloomberg Barclays U.S.
Aggregate Bond Index)
(1.60) (0.33)
Tax-exempt municipal bonds
(S&P Municipal Bond Index)
1.24 4.20
U.S. high yield bonds
(Bloomberg Barclays U.S.
Corporate High Yield 2%
Issuer Capped Index)
3.61 15.34
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

Fund Summary
as of June 30, 2021
2021
BlackRock Semi-Annual Report to Shareholders

BlackRock Emerging Markets Flexible Dynamic Bond Portfolio
Investment Objective
BlackRock Emerging Markets Flexible Dynamic Bond Portfolio’s (the “Fund”) investment objective is to seek maximum long term total return.
On June 9, 2021, the Board of Trustees of the Fund (the “Board”) approved a proposal to change the name of the Fund to BlackRock Sustainable Emerging Markets
Flexible Bond Fund. The Board also approved certain changes to the Fund's investment objective, investment strategies and investment process. In addition, the investment adviser has determined to change the benchmark indices against which the Fund compares its performance. These changes are expected to become effective on or about
September 23, 2021.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended June 30, 2021, the Fund underperformed both the 3-Month LIBOR USD Index and its reference benchmark, a custom blend of 50% J.P.
Morgan GBI-EM Global Diversified Index/50% J.P. Morgan EMBI Global Diversified Index.
Performance is reviewed on an absolute basis due to the nature of the Fund’s strategy. The Fund has the flexibility to invest in fixed-income securities and derivatives of any maturity, and denominated in any currency, from issuers located in the emerging markets. As such, the Fund is not managed specifically to a benchmark. The indices listed above are for reference purposes only.
What factors influenced performance?
After experiencing shaky results for the first quarter of 2021, emerging market bonds rebounded to register a solid return in the second quarter 2021. The combination of accelerating global trade, rising commodity prices and weakness in the U.S. dollar in April 2021 and May 2021 helped support returns during the period. However, the index was unable to recapture the ground lost in its first quarter downturn.
During the period the Fund employed derivatives. Efforts to manage the Fund’s interest-rate risk through short positions in U.S. Treasury futures detracted from Fund performance. After adding value in February 2021, this strategy detracted from the Fund’s performance in the second quarter of 2021 once U.S. Treasury yields began to decline. Risk-management strategies to protect against widening yields spreads in emerging market sovereigns and U.S. high yield corporate bonds detracted. The credit markets performed well in an environment of robust liquidity and rebounding global growth.
The Fund’s positioning in Mexico and Brazil hurt performance, primarily due to positions in the quasi-sovereign bonds of Petroleos Mexicanos and Petrobras Global Finance
BV, respectively. Holdings in Argentina and Turkey also detracted, largely as a result of events specific to the two countries.
On the positive side, holdings in higher yielding sovereign issuers such as Ukraine, Angola, Oman and Gabon added to returns as yield spreads compressed. Long positions in China government bonds and Venezuela contributed as well. The Fund further benefited from its long position in a basket of emerging market currencies, such as the
Ukrainian hryvnia, and short positions in several developed market currencies, including the euro and Japanese yen.
The Fund’s cash position was slightly elevated at times during the period due to a somewhat defensive stance. The Fund’s cash position did not have a material impact on
Fund performance.
Describe recent portfolio activity.
Early in the period, the Fund tactically increased its position in longer-dated investment grade bonds. It also added local-currency debt in Brazil and Mexico, while using derivatives to offset the currency exposure. Both experienced outsized spread widening during the first quarter of 2021, which the investment adviser viewed as an opportunity. The investment adviser also added to the short position in the United States to offset the potential for a further increase in yields.
In the second half of the period, the investment adviser slightly lowered the portfolio’s sensitivity to market movements through reductions in higher-yielding sovereign bonds.
This shift reflected the investment adviser’s belief that economic data releases and Fed policy discussions could lead to higher market volatility. Following the Fed’s move to a more hawkish stance in June 2021, the Fund tactically moved to a long in the U.S. dollar to offset the possibility that tighter policy could have an adverse impact on emerging market currencies. In addition, the Fund reduced the extent of its risk-management strategy with respect to interest rates.
The Fund continued to use derivatives to manage risk and/or take outright views on interest rates, credit risk and/or foreign exchange trends. The specific instruments the
Fund employed included currency forward contracts, which it used to manage currency risk, and credit default swaps, which it used to manage the risk of changing yield spreads. The Fund also used interest-rate futures and derivatives linked to developed-market government bonds to manage the portfolio’s duration (interest-rate sensitivity).
Describe portfolio positioning at period end.
The Fund was positioned for a generally positive environment, but the investment adviser was cautious on valuations entering the period of low liquidity that characterizes the summer months. As a result, sizable directional risks were avoided. The Fund remained tilted toward higher-yielding sovereign bonds relative to investment-grade issues, with a focus on security selection. The Fund’s duration stood at 4.0 years at the end of the six-month period.
The Fund maintained strategies designed to offset the potential for a market correction through derivatives linked to both the United States and emerging markets. Ukraine,
Egypt, Ghana, China and Mexico were the portfolio’s largest country allocations. The investment adviser continued to emphasize careful selection given the varying impact
COVID-19 had on different countries.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of June 30, 2021 (continued)

Fund Summary
BlackRock Emerging Markets Flexible Dynamic Bond Portfolio
Performance Summary for the Period Ended June 30, 2021
Expense Example
Average Annual Total Returns
(a)(b)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
6-Month
Total Returns
w/o sales
charge
w/sales
charge
w/o sales
charge
w/sales
charge
w/o sales
charge
w/sales
charge
Institutional ...................... 5.41% 4.86% (5.84)% 2.99% N/A 2.87% N/A 3.55% N/A
Investor A ....................... 4.94 4.29 (5.86) 2.86 (1.25)% 2.61 1.78% 3.27 2.85%
Investor C ....................... 4.39 3.52 (6.21) 2.09 1.10 1.85 1.85 2.66 2.66
Class K ........................ 5.46 4.92 (5.82) 3.17 N/A 2.90 N/A 3.62 N/A
J.P. Morgan GBI-EM Global Diversified
Index
(c)
...................... — — (3.38) 6.57 N/A 3.25 N/A 0.47 N/A
J.P. Morgan EMBI Global Diversified
Index
(d)
........................ — — (0.66) 7.53 N/A 4.86 N/A 5.65 N/A
50% J.P. Morgan GBI-EM Global
Diversified Index/50% J.P. Morgan
EMBI Global Diversified Index
(e)
.... — — (2.02) 7.07 N/A 4.10 N/A 3.10 N/A
3-Month LIBOR USD
(f)
............. — — 0.11 0.25 N/A 1.46 N/A 0.90 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.
(b)
The Fund invests primarily in a global portfolio of fixed income securities and derivatives of any maturity of issuers located in emerging markets that may be denominated in any currency
(on a hedged or un-hedged basis). On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Emerging Markets Flexible Dynamic Bond Portfolio
(the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the
Reorganization. The Predecessor Fund’s returns from September 3, 2012 through January 2, 2014 are the returns of the Predecessor Fund when it followed different investment strategies under the name “BlackRock Emerging Market Local Debt Portfolio.” The Predecessor Fund’s returns prior to September 3, 2012 are the returns of the Predecessor Fund when it followed different investment strategies under the name “BlackRock Emerging Market Debt Portfolio.”
(c)
An unmanaged index that tracks local currency bonds.
(d)
An index that tracks total returns for U.S. dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities, including Brady bonds, loans and Eurobonds.
(e)
A customized weighted index comprised of the returns of 50% J.P. Morgan GBI-EM Global Diversified Index/50% J.P. Morgan EMBI Global Diversified Index.
(f)
The average interest rate at which a selection of banks in London are prepared to lend to one another in U.S. Dollars with a maturity of 3 months.
N/A—Not applicable as share class and Index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Actual Hypothetical
(a)
Beginning
Account Value
(01/01/21)
Ending
Account Value
(06/30/21)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(01/01/21)
Ending
Account Value
(06/30/21)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 941.60 $ 3.27 $ 1,000.00 $ 1,021.42 $ 3.41 0.68%
Investor A ................................ 1,000.00 941.40 4.48 1,000.00 1,020.18 4.66 0.93
Investor C ................................ 1,000.00 937.90 8.07 1,000.00 1,016.46 8.40 1.68
Class K .................................. 1,000.00 941.80 3.03 1,000.00 1,021.67 3.16 0.63
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
See “Disclosure of Expenses” for further information on how expenses were calculated.

Fund Summary
as of June 30, 2021 (continued)
2021
BlackRock Semi-Annual Report to Shareholders

BlackRock Emerging Markets Flexible Dynamic Bond Portfolio
Portfolio Information
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Foreign Government Obligations ........................ 77%
Corporate Bonds ................................... 10
U.S. Treasury Obligations ............................. 8
Foreign Agency Obligations ............................ 5
(a)
Excludes short-term securities and options purchased.
GEOGRAPHIC ALLOCATION
Country/Geographic Region
Percent of at
Total Investments
(a)
United States ................................... 9%
Egypt ......................................... 7
Ukraine ....................................... 7
Ghana ........................................ 6
China ......................................... 6
Mexico ........................................ 6
Oman ........................................ 5
Angola ........................................ 5
Gabon ........................................ 5
Brazil ......................................... 4
South Africa .................................... 4
Dominican Republic ............................... 4
Nigeria ........................................ 3
Kazakhstan .................................... 3
Senegal ....................................... 3
Argentina ...................................... 2
Costa Rica ..................................... 2
Hungary ....................................... 2
Indonesia ...................................... 2
Cameroon ..................................... 2
Ecuador ....................................... 2
Turkey ........................................ 2
Bolivarian Republic of Venezuela ...................... 1
Uruguay ....................................... 1
Ivory Coast ..................................... 1
Zambia ....................................... 1
Other
(b)
....................................... 5
(a)
Excludes short-term securities and options purchased.
(b)
Includes holdings within countries and geographic regions that are 1% or less of long-
term investments. Please refer to Schedule of Investments for such countries.

Fund Summary
as of June 30, 2021

Fund Summary
BlackRock Strategic Income Opportunities Portfolio
Investment Objective
BlackRock Strategic Income Opportunities Portfolio's (the “Fund”) investment objective is to seek total return as is consistent with preservation of capital.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended June 30, 2021, the Fund’s Institutional Shares returned 1.26%, Investor A Shares returned 1.11%, Investor C Shares returned 0.76%, and the Class K Shares returned 1.30%. For the same period, the Bloomberg Barclays U.S. Universal Index returned (1.15)% and the ICE BofA 3-Month U.S. Treasury Bill Index
returned 0.02%.
The Fund’s performance is reviewed on an absolute return basis due to the nature of its mandate. The Fund has an unconstrained approach (i.e., flexibility to invest across all fixed income asset classes) that is managed within a risk-controlled framework. As such, the Fund is not managed specifically to a benchmark. The index returns listed above are for reference purposes only.
What factors influenced performance?
The principal contributors to the Fund’s performance included exposure to securitized assets such as commercial mortgage-backed securities and asset-backed securities.
Allocations to U.S. high yield and investment grade corporate credit also added to performance, as did exposure to European corporate credit.
The Fund’s short positioning with respect to U.S. duration (and corresponding interest rate sensitivity) detracted from performance as Treasury yields declined over the period. Positioning in emerging market debt and global rates strategies also weighed on returns for the period.
Describe recent portfolio activity.
Over the period, the Fund’s duration was trimmed, primarily in the United States, on the view of duration being a less desirable exposure in this market environment as growth improves and the economy reopens, which is likely to push rates higher to end the year. In turn, the Fund favored holding cash as a hedge alongside European peripheral bonds and emerging market duration. In addition, the Fund has been moving down the capital structure into U.S. high yield credit, hard currency corporate bonds within emerging markets and securitized assets given their attractive income profile in a low-rate regime.
The Fund’s cash position was slightly elevated at times during the period as high quality assets offered a less attractive hedge, but did not have a material impact on Fund performance.
Describe portfolio positioning at period end.
The Fund held a barbell allocation, favoring on the one end high-quality European and emerging market duration, alongside a small cash position. On the other end of the barbell, the Fund held a modest allocation to more credit sensitive emerging market debt, high yield credit, and structured products. The Fund continues to focus on building the portfolio’s income generation.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of June 30, 2021 (continued)
2021
BlackRock Semi-Annual Report to Shareholders

BlackRock Strategic Income Opportunities Portfolio
Performance Summary for the Period Ended June 30, 2021
Expense Example
Average Annual Total Returns
(a)(b)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
6-Month
Total Returns
w/o sales
charge
w/sales
charge
w/o sales
charge
w/sales
charge
w/o sales
charge
w/sales
charge
Institutional ...................... 2.38% 2.38% 1.26% 8.36% N/A 4.62% N/A 3.82% N/A
Investor A ....................... 2.01 2.00 1.11 8.05 3.73% 4.32 3.48% 3.53 3.11%
Investor C ....................... 1.39 1.38 0.76 7.29 6.29 3.57 3.57 2.92 2.92
Class K ........................ 2.47 2.46 1.30 8.45 N/A 4.73 N/A 3.88 N/A
Bloomberg Barclays U.S. Universal
Index
(c)
........................ — — (1.15) 1.12 N/A 3.48 N/A 3.74 N/A
ICE BofA 3-Month U.S. Treasury Bill
Index
(d)
........................ — — 0.02 0.09 N/A 1.17 N/A 0.63 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.
(b)
Under normal market conditions, the Fund will invest in a combination of fixed income securities, including, but not limited to: high yield securities, international securities, emerging markets debt and mortgages. Depending on market conditions, the Fund may invest in other market sectors. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of
BlackRock Strategic Income Opportunities Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization ”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.
(c)
An unmanaged, market value weighted index of fixed income securities issued in U.S. dollars, including U.S. government and investment grade debt, non-investment grade debt, asset-backed and mortgage-backed securities, Eurobonds, 144A securities and emerging market debt with maturities of at least one year.
(d)
An unmanaged index that tracks 3-month U.S. Treasury securities.
N/A — Not applicable as share class and Index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Actual Hypothetical
(a)
Including
D ividend
E xpense
and Interest
Expense
Excluding
D ividend
E xpense
and Interest
Expense
Including D ividend E xpense
and Interest Expense
Excluding D ividend E xpense
and Interest Expense
Beginning
Account Value
(01/01/21)
Ending
Account Value
(06/30/21)
Expenses
Paid During
the Period
(b)
Expenses
Paid During
the Period
(c)
Beginning
Account Value
(01/01/21)
Ending
Account Value
(06/30/21)
Expenses
Paid During
the Period
(b)
Ending
Account Value
(06/30/21)
Expenses
Paid During
the Period
(c)
Institutional ............... $ 1,000.00 $ 1,012.60 $ 3.34 $ 2.99 $ 1,000.00 $ 1,021.47 $ 3.36 $ 1,021.82 $ 3.01
Investor A ................ 1,000.00 1,011.10 4.79 4.44 1,000.00 1,020.03 4.81 1,020.38 4.46
Investor C ................ 1,000.00 1,007.60 8.31 7.96 1,000.00 1,016.51 8.35 1,016.86 8.00
Class K ................. 1,000.00 1,013.00 2.89 2.55 1,000.00 1,021.92 2.91 1,022.27 2.56
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.67% for Institutional, 0.96% for Investor A, 1.67% for Investor C and 0.58% for Class K),
multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
(c)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.60% for Institutional, 0.89% for Investor A, 1.60% for Investor C and 0.51% for Class K),
multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
See “Disclosure of Expenses” for further information on how expenses were calculated.

Fund Summary
as of June 30, 2021 (continued)

Fund Summary
BlackRock Strategic Income Opportunities Portfolio
Portfolio Information
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
U.S. Government Sponsored Agency Securities .............. 30%
Corporate Bonds ................................... 23
Asset-Backed Securities .............................. 10
U.S. Treasury Obligations ............................. 10
Foreign Government Obligations ........................ 8
Non-Agency Mortgage-Backed Securities .................. 6
Common Stocks ................................... 4
Floating Rate Loan Interests ........................... 4
Foreign Agency Obligations ............................ 2
Investment Companies ............................... 1
Municipal Bonds ................................... 1
Preferred Securities ................................. 1
Warrants ........................................ —
(b)
(a)
Excludes short-term securities, options purchased, options written, borrowed bonds and
TBA sale commitments.
(b)
Represents less than 1% of the Fund's total investments.
CREDIT QUALITY ALLOCATION
Credit Rating
(a)
Percent of
Total Investments
(b)
AAA/ Aaa
(c)
...................................... 44%
AA/Aa ......................................... 3
A ............................................ 7
BBB/Baa ....................................... 11
BB/Ba ......................................... 11
B ............................................ 7
CCC/ Caa ....................................... 1
CC/Ca ........................................ 1
C ............................................ —
(d)
D ............................................ —
(d)
NR ........................................... 1 5
(a)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/
Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower.
Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(b)
Excludes short-term securities, options purchased, options written, borrowed bonds and
TBA sale commitments.
(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency
Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
(d)
Represents less than 1% of the Fund's total investments.

The Benefits and Risks of Leveraging
2021
BlackRock Semi-Annual Report to Shareholders

The Funds may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
The Funds may utilize leverage by entering into reverse repurchase agreements.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by each Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund's shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to each Fund's shareholders, and the value of these portfolio holdings is reflected in each Fund's per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed a Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Funds had not used leverage.
Furthermore, the value of each Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence each Fund’s NAV positively or negatively in addition to the impact on each Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that a Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in each Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of a Fund’s shares than if the Fund were not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by each Fund’s shareholders and may reduce income.
About Fund Performance
Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. BlackRock Strategic Income Opportunities Portfolio’s Class K Shares performance shown prior to the Class K Shares inception date of March 28, 2016 is that of
Institutional Shares. The performance of BlackRock Strategic Income Opportunities Portfolio’s Class K Shares would be substantially similar to Institutional Shares because
Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares for BlackRock Strategic Income Opportunities Portfolio would have been higher than those of the Institutional
Shares because Class K Shares have lower expenses than the Institutional Shares. On the close of business on September 1, 2015, the BlackRock Emerging Markets
Flexible Dynamic Bond Portfolio’s BlackRock Shares were redesignated as Class K Shares. Prior to September 1, 2015, performance is that of the BlackRock Emerging
Markets Flexible Dynamic Bond Portfolio’s BlackRock Shares.
Investor A Shares are subject to a maximum initial sales charge (front-end load) of  4.00% and a service fee of  0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge ("CDSC") where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.
Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund's investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com  to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at NAV on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that share s, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the "Manager”), each Fund's investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver(s) and/or reimbursement(s), each Fund's performance would have been lower. With respect to each Fund's voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to each Fund's contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses

Disclosure of Expenses / Derivative Financial Instruments
Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested on January 1, 2021 and held through June 30, 2021) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
June 30, 2021
Security
Par (000)
Pa r (000) Value
Corporate Bonds — 9.7%
Argentina — 0.0%
Tarjeta Naranja SA, (Argentina Deposit
Rates Badlar Private Banks ARS
30 to 35 Days + 3.50%), 6.04%
,
04/11/22
(a)(b)
............... USD 193 $ 11,388
Brazil — 4.1%
Petrobras Global Finance BV, 6.85%
,
06/05/ 21 15 ................ 2,660 3,029,009
Kazakhstan — 2.9%
Development Bank of Kazakhstan JSC,
8.95%
,
05/04/23
(a)
........... KZT 258,500 593,703
Kazakhstan Temir Zholy Finance BV,
6.95%
,
07/10/42 ............ USD 430 589,718
KazMunayGas National Co. JSC:
5.75%, 04/19/47
(a)
........... 416 516,880
6.38%, 10/24/48 ............ 348 461,274
2,161,575
Panama — 0.9%
Cable Onda SA, 4.50%
,
01/30/30 ... 595 625,605
South Africa — 0.9%
Growthpoint Properties International
Pty. Ltd., 5.87%
,
05/02/23 ...... 621 664,392
Ukraine — 0.1%
State Savings Bank of Ukraine, 9.38%
,
03/10/23
(c)
................ 40 41,883
United States — 0.8%
CITGO Petroleum Corp., 7.00%
,
06/15/25
(a)
................ 543 565,844
Total Corporate Bonds — 9.7%
(Cost: $6,578,332) .............................. 7,099,696
Foreign Agency Obligations — 5.0%
Bolivarian Republic of Venezuela — 1.0%
Petroleos de Venezuela SA
(d)(e)
:
8.50%, 10/27/20
(a)
........... 1,741 350,276
9.75%, 05/17/35 ............ 10,106 404,243
754,519
Colombia — 0.4%
Ecopetrol SA, 6.88%
,
04/29/30 .... 208 250,278
Mexico — 3.5%
Petroleos Mexicanos :
3.75%, 02/21/24 ............ EUR 350 426,892
6.88%, 10/16/25
(a)
........... USD 320 353,040
6.75%, 09/21/47 ............ 467 409,793
7.69%, 01/23/50 ............ 1,224 1,173,510
6.95%, 01/28/60 ............ 251 221,821
2,585,056
Ukraine — 0.1%
Ukreximbank Via Biz Finance plc,
9.63%
,
04/27/22 ............ 65 67,125
Total Foreign Agency Obligations — 5.0%
(Cost: $7,326,180) .............................. 3,656,978
Security
Par (000)
Pa r (000) Value
Foreign Government Obligations — 74.1%
Angola — 5.0%
Republic of Angola:
9.50%, 11/12/25 ............ USD 238 $ 261,026
8.25%, 05/09/28 ............ 495 515,976
9.38%, 05/08/48 ............ 2,187 2,284,458
9.13%, 11/26/49 ............ 584 597,615
3,659,075
Argentina — 2.4%
Argentine Republic (The):
1.00%, 07/09/29 ............ 654 247,551
0.12%, 07/09/30
(c)
........... 769 275,608
0.12%, 01/09/38
(c)
........... 1,114 418,270
Province of Salta Argentina, 5.00%
,
12/01/27
(a)(c)
............... 300 203,408
Provincia de Buenos Aires
(d)(e)
:
10.88%, 01/26/21 ........... 67 31,979
(Argentina Deposit Rates Badlar
Private Banks ARS 30 to 35 Days
+ 3.83%), 37.94%, 05/31/22
(b)
. ARS 3,927 22,967
6.50%, 02/15/23 ............ USD 228 102,529
9.13%, 03/16/24
(a)
........... 668 287,657
(Argentina Deposit Rates Badlar
Private Banks ARS 30 to 35 Days
+ 3.75%), 3,165.75%, 04/12/25
(a)
(b)
.................... ARS 14,851 83,778
9.63%, 04/18/28 ............ USD 127 59,595
1,733,342
Bolivarian Republic of Venezuela — 0.3%
Bolivarian Republic of Venezuela
(d)(e)
:
11.75%, 10/21/26 ........... 335 33,929
9.25%, 09/15/27 ............ 330 33,000
9.25%, 05/07/28 ............ 95 9,629
11.95%, 08/05/31 ........... 1,328 134,440
210,998
Cameroon — 1.8%
Republic of Cameroon, 5.95%
,
07/07/32 ................. 1,125 1,333,969
China — 5.3%
People's Republic of China:
3.03%, 03/11/26 ............ CNY 12,500 1,940,334
3.27%, 11/19/30 ............ 12,410 1,941,006
3,881,340
Colombia — 0.3%
Republic of Colombia, 4.13%
,
05/15/51 USD 201 190,422
Costa Rica — 2.2%
Republic of Costa Rica:
6.13%, 02/19/31 ............ 364 384,884
7.00%, 04/04/44 ............ 448 462,924
7.16%, 03/12/45 ............ 717 746,711
1,594,519
Dominican Republic — 3.5%
Dominican Republic Government Bond:
9.75%, 06/05/26 ............ DOP 46,650 917,742
4.88%, 09/23/32
(a)
........... USD 336 346,080
7.45%, 04/30/44 ............ 362 435,712
6.85%, 01/27/45 ............ 364 411,616
6.50%, 02/15/48 ............ 200 218,100
5.88%, 01/30/60
(a)
........... 250 249,109
2,578,359

BlackRock Emerging Markets Flexible Dynamic Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Ecuador — 1.6%
Republic of Ecuador
(a)
:
0.00%, 07/31/30
(f)
........... USD 737 $ 407,043
0.50%, 07/31/30
(c)
........... 598 512,836
0.50%, 07/31/35
(c)
........... 317 217,314
1,137,193
Egypt — 6.8%
Arab Republic of Egypt:
14.85%, 04/10/23 ........... EGP 12,015 772,592
5.25%, 10/06/25
(a)
........... USD 321 337,752
14.43%, 07/14/30 ........... EGP 6,317 390,225
6.38%, 04/11/31
(a)
........... EUR 188 232,158
7.63%, 05/29/32
(a)
........... USD 681 719,860
15.43%, 07/28/35 ........... EGP 6,310 400,262
8.50%, 01/31/47 ............ USD 237 246,821
7.90%, 02/21/48 ............ 459 453,205
8.88%, 05/29/50
(a)
........... 352 379,236
7.50%, 02/16/61
(a)
........... 1,133 1,056,168
4,988,279
El Salvador — 0.4%
Republic of El Salvador:
7.75%, 01/24/23 ............ 92 90,850
8.25%, 04/10/32 ............ 121 114,648
7.65%, 06/15/35 ............ 86 78,475
283,973
Gabon — 4.7%
Gabonese Republic:
6.38%, 12/12/24 ............ 1,162 1,234,993
6.95%, 06/16/25 ............ 1,624 1,760,822
6.63%, 02/06/31
(a)
........... 433 434,569
3,430,384
Ghana — 5.8%
Republic of Ghana:
20.75%, 01/16/23 ........... GHS 3,198 570,395
17.60%, 02/20/23 ........... 2,361 404,456
6.38%, 02/11/27 ............ USD 303 304,098
7.63%, 05/16/29 ............ 416 420,628
8.13%, 03/26/32 ............ 504 511,025
8.63%, 04/07/34
(a)
........... 540 556,031
8.88%, 05/07/42
(a)
........... 885 893,573
8.63%, 06/16/49 ............ 247 237,398
8.95%, 03/26/51 ............ 363 358,644
4,256,248
Hungary — 2.1%
Hungary Government Bond, 1.50%
,
08/23/23 ................. HUF 448,790 1,520,002
Indonesia — 2.0%
Republic of Indonesia:
8.25%, 05/15/29 ............ IDR 5,351,000 410,182
7.00%, 09/15/30 ............ 8,310,000 590,297
6.50%, 02/15/31 ............ 6,022,000 411,780
7.50%, 05/15/38 ............ 1,051,000 74,041
1,486,300
Ivory Coast — 1.1%
Republic of Cote d'Ivoire:
4.88%, 01/30/32
(a)
........... EUR 326 385,540
6.88%, 10/17/40 ............ 342 442,100
827,640
Kenya — 0.6%
Republic of Kenya, 8.00%
,
05/22/32 . USD 368 413,264
Security
Par (000)
Par (000) Value
Lebanon — 0.3%
Lebanese Republic
(d)(e)
:
6.38%, 03/09/20 ............ USD 1,161 $ 142,803
5.80%, 04/14/20 ............ 787 96,801
239,604
Mexico — 1.6%
United Mexican States, 8.00%
,
12/07/23 ................. MXN 221 1,164,752
Mozambique — 0.6%
Republic of Mozambique, 5.00%
,
09/15/31
(a)(c)
............... USD 474 401,360
Nigeria — 3.0%
Federal Republic of Nigeria:
7.14%, 02/23/30 ............ 399 420,521
8.75%, 01/21/31 ............ 762 865,251
7.88%, 02/16/32 ............ 878 942,368
2,228,140
Oman — 5.1%
Oman Government Bond:
6.75%, 10/28/27
(a)
........... 412 460,281
7.38%, 10/28/32
(a)
........... 309 352,163
6.50%, 03/08/47 ............ 320 312,160
6.75%, 01/17/48 ............ 1,813 1,802,009
7.00%, 01/25/51 ............ 437 442,872
7.00%, 01/25/51
(a)
........... 342 346,596
3,716,081
Romania — 0.6%
Romania Government Bond, 2.00%
,
04/14/33
(a)
................ EUR 391 461,310
Senegal — 2.9%
Republic of Senegal:
4.75%, 03/13/28
(a)
........... 200 247,347
6.25%, 05/23/33 ............ USD 200 210,225
5.38%, 06/08/37
(a)
........... EUR 1,275 1,486,792
6.75%, 03/13/48
(a)
........... USD 200 201,412
2,145,776
South Africa — 3.2%
Republic of South Africa:
8.88%, 02/28/35 ............ ZAR 18,457 1,172,963
8.75%, 02/28/48 ............ 19,760 1,169,775
2,342,738
Sri Lanka — 0.6%
Democratic Socialist Republic of Sri
Lanka:
6.85%, 11/03/25 ............ USD 353 236,687
7.85%, 03/14/29 ............ 361 228,400
465,087
Turkey — 1.5%
Republic of Turkey, 11.70%
,
11/13/30 TRY 9,590 844,067
Turkiye Vakiflar Bankasi TAO, 6.50%
,
01/08/26
(a)
................ USD 270 275,738
1,119,805
Ukraine — 6.5%
Ukraine Government Bond:
16.00%, 05/24/23
(a)
.......... UAH 14,851 577,465
7.75%, 09/01/24 ............ USD 103 112,354
6.75%, 06/20/26 ............ EUR 485 626,775
4.38%, 01/27/30
(a)
........... 706 780,633
7.38%, 09/25/32 ............ USD 201 210,962
7.25%, 03/15/33 ............ 200 207,975

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Ukraine (continued)
1.26%, 05/31/40
(b)
........... USD 1,896 $ 2,241,783
4,757,947
Uruguay — 1.2%
Oriental Republic of Uruguay:
9.88%, 06/20/22
(a)
........... UYU 26,000 611,722
8.50%, 03/15/28 ............ 11,143 264,142
875,864
Zambia — 1.1%
Republic of Zambia
(d)(e)
:
6.50%, 09/20/22 ............ USD 497 311,339
8.50%, 04/14/24 ............ 200 127,937
6.50%, 07/30/27 ............ 337 210,794
8.97%, 07/30/27 ............ 200 125,100
775,170
Total Foreign Government Obligations — 74.1%
(Cost: $56,013,549) .............................. 54,218,941
U.S. Treasury Obligations — 7.3%
U.S. Treasury Notes, 2.13%, 08/15/21 5,304 5,318,112
Total U.S. Treasury Obligations — 7.3%
(Cost: $5,318,305) .............................. 5,318,112
Total Long-Term Investments — 96.1%
(Cost: $75,236,366) .............................. 70,293,727
Short-Term Securities — 2.7%
Australia — 0.0%
Bro wn Brothers Harriman & Co.,
(0.44)%, 07 /01/21 ........... AUD 8 6,153
Security
Par (000)
Par (000) Value
Canada — 0.0%
Royal Bank of Canada ,
0.01%, 07/02 /21 ............ CAD —
(g)
$ 73
Europe — 0.1%
BNP Paribas NA, (0.78)%, 07 /01/21 . EUR 65 76,665
Japan — 0.0%
Sumitomo Mitsui Fi nancial Group, Inc.,
(0.31)%, 07 /01/21 ........... JPY 5 45
Norway — 0.0%
B rown Brothers Harriman & Co.,
(1.08)%, 07/01 /21 ........... NOK 25 2,871
South Africa — 0.0%
Brown Brothers Harriman & Co.,
3.65%, 07 /01/21 ............ ZAR —
(g)
13
Switzerland — 0.0%
BNP Paribas NA , (1.83)%, 07 /01/21 . CHF 5 5,107
United Kingdom — 0.0%
Citibank NA, 0.01%, 07 /01/21 ..... GBP 17 22,927
United States — 2.6%
Sumitomo Mitsui Financial Group, Inc. ,
0.08%, 07 /01/21 ............ USD 1,885 1,885,100
Total Short-Term Securities — 2.7%
(Cost: $1,998,954) .............................. 1,998,954
Total Options Purchased — 0.2%
(Cost: $67,867 ) ................................ 85,929
Total Investments — 99.0%
(Cost: $77,303,187) .............................. 72,378,610
Other Assets Less Liabilities — 1.0% ................... 763,749
Net Assets — 100.0% .............................. $ 73,142,359
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Issuer filed for bankruptcy and/or is in default.
(e)
Non-income producing security.
(f)
Zero-coupon bond.
(g)
Rounds to less than 1,000.

BlackRock Emerging Markets Flexible Dynamic Bond Portfolio
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
June 30, 2021
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 618,061 USD 120,964 Bank of America NA 07/02/21 $ 3,299
BRL 14,617,009 USD 2,786,500 Barclays Bank plc 07/02/21 152,301
BRL 17,667,601 USD 3,449,250 Citibank NA 07/02/21 102,882
BRL 4,693,159 USD 931,848 Goldman Sachs International 07/02/21 11,728
CAD 946,102 USD 760,662 Bank of Montreal 07/02/21 2,570
CLP 578,454,723 USD 787,227 Credit Suisse International 07/02/21 440
CLP 18,318,437 USD 24,920 Toronto Dominion Bank 07/02/21 24
CNY 4,730,000 USD 730,470 UBS AG 07/02/21 817
EUR 589,120 USD 698,257 Deutsche Bank AG 07/02/21 292
HUF 22,198,109 USD 74,718 BNP Paribas SA 07/02/21 182
HUF 370,539,415 USD 1,247,410 Citibank NA 07/02/21 2,852
HUF 231,840,668 USD 780,490 UBS AG 07/02/21 1,779
KRW 1,926,764,679 USD 1,697,665 JPMorgan Chase Bank NA 07/02/21 13,266
KRW 2,400,124,024 USD 2,122,241 Standard Chartered Bank 07/02/21 9,024
KZT 619,236,442 USD 1,435,811 Citibank NA 07/02/21 14,850
KZT 619,235,000 USD 1,435,408 Goldman Sachs International 07/02/21 15,250
MXN 57,641,727 USD 2,824,614 Bank of America NA 07/02/21 67,015
MXN 4,495,000 USD 219,765 Barclays Bank plc 07/02/21 5,729
MXN 67,360,811 USD 3,341,251 Citibank NA 07/02/21 37,941
MXN 12,449,246 USD 620,040 Goldman Sachs International 07/02/21 4,484
MXN 670,000 USD 33,335 HSBC Bank plc 07/02/21 276
MXN 39,611,860 USD 1,942,162 JPMorgan Chase Bank NA 07/02/21 44,989
MXN 107,133,369 USD 5,321,414 Morgan Stanley & Co. International plc 07/02/21 52,990
MXN 17,270,998 USD 854,893 Northern Trust Co. 07/02/21 11,516
MXN 2,586,112 USD 129,613 Standard Chartered Bank 07/02/21 121
MXN 6,360,000 USD 317,969 State Street Bank and Trust Co. 07/02/21 1,084
NZD 2,869,700 USD 2,003,788 Barclays Bank plc 07/02/21 2,132
NZD 2,709,285 USD 1,880,211 Citibank NA 07/02/21 13,579
PEN 3,075,000 USD 790,488 Bank of America NA 07/02/21 8,193
PEN 1,845,000 USD 475,515 Citibank NA 07/02/21 3,693
PEN 3,683,204 USD 953,630 JPMorgan Chase Bank NA 07/02/21 3,022
PLN 7,308,533 USD 1,905,752 Bank of America NA 07/02/21 10,989
PLN 935,000 USD 245,146 JPMorgan Chase Bank NA 07/02/21 68
RUB 349,438,930 USD 4,726,833 Barclays Bank plc 07/02/21 51,819
RUB 137,383,304 USD 1,876,052 JPMorgan Chase Bank NA 07/02/21 2,694
TRY 7,156,002 USD 817,969 Goldman Sachs International 07/02/21 3,922
TRY 14,836,745 USD 1,685,617 UBS AG 07/02/21 18,434
UAH 42,453,546 USD 1,531,513 BNP Paribas SA 07/02/21 24,705
UAH 42,450,000 USD 1,531,385 Goldman Sachs International 07/02/21 24,703
USD 429,238 AUD 557,281 Bank of America NA 07/02/21 11,305
USD 2,549,703 AUD 3,309,636 BNP Paribas SA 07/02/21 67,641
USD 3,819,304 AUD 5,019,613 Deutsche Bank AG 07/02/21 54,845
USD 6,510,411 AUD 8,516,881 JPMorgan Chase Bank NA 07/02/21 123,175
USD 3,880,450 AUD 5,154,005 Morgan Stanley & Co. International plc 07/02/21 15,204
USD 2,058,759 AUD 2,714,039 Natwest Markets plc 07/02/21 23,365
USD 6,390,393 AUD 8,273,105 Westpac Banking Corp. 07/02/21 185,977
USD 3,155,190 BRL 15,640,281 Deutsche Bank AG 07/02/21 10,656
USD 449,686 CAD 546,995 JPMorgan Chase Bank NA 07/02/21 8,419
USD 3,062,302 CAD 3,766,066 Morgan Stanley & Co. International plc 07/02/21 24,172
USD 2,059,470 CAD 2,521,927 Natwest Markets plc 07/02/21 25,002
USD 3,827,236 CAD 4,696,612 Royal Bank of Canada 07/02/21 38,423
USD 6,860,355 CHF 6,172,414 BNP Paribas SA 07/02/21 189,278
USD 7,715,087 CHF 6,961,801 JPMorgan Chase Bank NA 07/02/21 190,849
USD 8,676,874 CHF 7,898,624 Morgan Stanley & Co. International plc 07/02/21 140,128
USD 435,293 CLP 311,539,358 Bank of America NA 07/02/21 11,078
USD 181,446 CLP 130,960,461 Citibank NA 07/02/21 3,120
USD 780,907 CLP 572,795,385 Deutsche Bank AG 07/02/21 946
USD 2,149,967 CLP 1,566,573,534 Natwest Markets plc 07/02/21 16,804
USD 3,135,073 CNY 20,258,842 Bank of America NA 07/02/21 2,932
USD 860,154 CNY 5,508,896 Morgan Stanley & Co. International plc 07/02/21 8,445

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

Schedule of Investments
(unaudited) (continued)
June 30, 2021
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 1,820,624 COP 6,790,563,816 Citibank NA 07/02/21 $ 11,254
USD 812,254 COP 2,964,509,729 Credit Suisse International 07/02/21 22,350
USD 974,278 COP 3,625,287,823 Deutsche Bank AG 07/02/21 8,307
USD 864,221 COP 3,225,879,136 Toronto Dominion Bank 07/02/21 4,674
USD 2,606,564 CZK 54,740,205 Bank of America NA 07/02/21 61,294
USD 5,371,974 CZK 112,642,528 Citibank NA 07/02/21 134,405
USD 756,883 CZK 16,128,694 Credit Suisse International 07/02/21 6,943
USD 2,102,535 CZK 44,807,331 Morgan Stanley & Co. International plc 07/02/21 19,118
USD 670,522 CZK 13,999,169 Societe Generale SA 07/02/21 19,599
USD 464,177 CZK 9,698,787 State Street Bank and Trust Co. 07/02/21 13,210
USD 6,284,979 EUR 5,204,580 Bank of America NA 07/02/21 113,648
USD 4,466,635 EUR 3,668,007 Barclays Bank plc 07/02/21 117,295
USD 35,833 EUR 30,000 BNP Paribas SA 07/02/21 260
USD 1,295,597 EUR 1,061,137 Citibank NA 07/02/21 37,354
USD 1,725,659 EUR 1,424,268 Deutsche Bank AG 07/02/21 36,833
USD 3,052,840 EUR 2,570,607 JPMorgan Chase Bank NA 07/02/21 4,743
USD 7,530,836 EUR 6,186,293 Morgan Stanley & Co. International plc 07/02/21 195,438
USD 85,180 EUR 70,000 Royal Bank of Canada 07/02/21 2,177
USD 5,661,385 EUR 4,698,738 Standard Chartered Bank 07/02/21 89,856
USD 268,561 EUR 221,902 UBS AG 07/02/21 5,441
USD 1,297,834 GBP 919,120 Barclays Bank plc 07/02/21 26,415
USD 42,275 GBP 30,000 Deutsche Bank AG 07/02/21 776
USD 773,863 GBP 548,177 HSBC Bank plc 07/02/21 15,570
USD 3,045,375 GBP 2,195,978 Morgan Stanley & Co. International plc 07/02/21 7,679
USD 70,477 GBP 50,000 State Street Bank and Trust Co. 07/02/21 1,312
USD 4,157,174 GBP 2,955,056 Westpac Banking Corp. 07/02/21 69,444
USD 3,788,539 HUF 1,088,933,911 Bank of America NA 07/02/21 114,293
USD 4,355,471 HUF 1,258,034,832 BNP Paribas SA 07/02/21 110,651
USD 2,567,139 HUF 743,126,798 Citibank NA 07/02/21 59,705
USD 184,156 HUF 54,194,575 HSBC Bank plc 07/02/21 1,294
USD 845,110 HUF 243,165,513 Standard Chartered Bank 07/02/21 24,629
USD 757,090 HUF 223,173,494 UBS AG 07/02/21 4,065
USD 431,906 IDR 6,173,230,486 Citibank NA 07/02/21 6,166
USD 531,454 IDR 7,561,158,956 HSBC Bank plc 07/02/21 9,995
USD 41,442 INR 3,075,472 Barclays Bank plc 07/02/21 66
USD 3,862,372 INR 284,088,595 Credit Suisse International 07/02/21 40,381
USD 122,000 INR 8,953,242 State Street Bank and Trust Co. 07/02/21 1,547
USD 12,770,527 JPY 1,404,813,536 Bank of America NA 07/02/21 125,372
USD 1,187,152 JPY 130,228,000 Goldman Sachs International 07/02/21 14,930
USD 851,744 KRW 950,392,629 Standard Chartered Bank 07/02/21 7,813
USD 2,624,205 KRW 2,925,804,559 Toronto Dominion Bank 07/02/21 26,146
USD 836,210 MXN 16,668,838 Bank of America NA 07/02/21 9
USD 2,327,130 MXN 46,386,922 Citibank NA 07/02/21 105
USD 983,950 MXN 19,490,000 Goldman Sachs International 07/02/21 6,223
USD 21,187 MXN 420,000 HSBC Bank plc 07/02/21 117
USD 1,098,643 MXN 21,880,528 JPMorgan Chase Bank NA 07/02/21 994
USD 2,509,570 MXN 49,848,148 Natwest Markets plc 07/02/21 8,910
USD 304,539 MXN 6,069,221 State Street Bank and Trust Co. 07/02/21 73
USD 1,520,526 MYR 6,288,285 Barclays Bank plc 07/02/21 5,824
USD 1,740,395 NZD 2,444,236 Citibank NA 07/02/21 31,874
USD 428,412 NZD 596,284 Goldman Sachs International 07/02/21 11,609
USD 1,895,270 NZD 2,683,989 JPMorgan Chase Bank NA 07/02/21 19,162
USD 5,935,309 NZD 8,262,810 Morgan Stanley & Co. International plc 07/02/21 159,605
USD 428,932 NZD 596,284 Toronto Dominion Bank 07/02/21 12,129
USD 7,596,040 NZD 10,713,469 Westpac Banking Corp. 07/02/21 107,326
USD 2,207,714 PEN 8,338,536 Bank of America NA 07/02/21 41,917
USD 1,090,112 PHP 52,837,734 Bank of America NA 07/02/21 7,704
USD 251,440 PHP 12,025,613 Citibank NA 07/02/21 5,089
USD 369,779 PHP 17,940,587 Deutsche Bank AG 07/02/21 2,257
USD 431,795 PHP 20,918,268 JPMorgan Chase Bank NA 07/02/21 3,274
USD 3,441,428 PLN 12,628,944 Bank of America NA 07/02/21 129,353
USD 1,247,599 PLN 4,682,599 Barclays Bank plc 07/02/21 19,537
USD 1,142,679 PLN 4,327,531 BNP Paribas SA 07/02/21 7,738

BlackRock Emerging Markets Flexible Dynamic Bond Portfolio
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
June 30, 2021
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 2,872,006 PLN 10,598,179 Goldman Sachs International 07/02/21 $ 92,521
USD 213,379 PLN 792,991 JPMorgan Chase Bank NA 07/02/21 5,409
USD 1,770,341 PLN 6,684,978 Morgan Stanley & Co. International plc 07/02/21 17,134
USD 1,962,232 PLN 7,294,371 Societe Generale SA 07/02/21 49,205
USD 1,902,446 PLN 7,194,914 UBS AG 07/02/21 15,503
USD 1,938,498 RON 8,047,281 Barclays Bank plc 07/02/21 1,891
USD 226,510 RON 921,157 BNP Paribas SA 07/02/21 4,830
USD 1,930,302 RUB 139,377,437 Bank of America NA 07/02/21 24,286
USD 381,927 RUB 27,720,807 BNP Paribas SA 07/02/21 2,839
USD 4,626,019 RUB 335,373,988 Goldman Sachs International 07/02/21 39,708
USD 1,166,961 RUB 84,838,094 JPMorgan Chase Bank NA 07/02/21 6,782
USD 656,224 RUB 47,525,470 UBS AG 07/02/21 6,303
USD 61,386 THB 1,922,815 BNP Paribas SA 07/02/21 1,392
USD 304,541 THB 9,464,916 Citibank NA 07/02/21 9,224
USD 1,170,518 THB 36,686,971 Goldman Sachs International 07/02/21 25,839
USD 1,554,604 THB 49,687,467 Morgan Stanley & Co. International plc 07/02/21 4,293
USD 379,491 TRY 3,209,127 Goldman Sachs International 07/02/21 10,912
USD 1,182,185 ZAR 16,664,075 Bank of America NA 07/02/21 15,233
USD 3,799,564 ZAR 53,067,120 Citibank NA 07/02/21 83,379
USD 1,432,872 ZAR 19,551,161 Deutsche Bank AG 07/02/21 63,743
USD 1,979,879 ZAR 27,448,967 Goldman Sachs International 07/02/21 57,682
USD 750,379 ZAR 10,545,000 HSBC Bank plc 07/02/21 11,934
USD 949,616 ZAR 13,505,000 JPMorgan Chase Bank NA 07/02/21 3,888
USD 754,793 ZAR 10,600,620 Morgan Stanley & Co. International plc 07/02/21 12,453
USD 273,120 ZAR 3,764,523 Northern Trust Co. 07/02/21 9,497
USD 1,322,908 ZAR 18,203,667 Standard Chartered Bank 07/02/21 48,141
USD 836,584 ZAR 11,872,388 UBS AG 07/02/21 5,184
EGP 19,738,647 USD 1,213,864 Goldman Sachs International 07/12/21 39,741
KZT 619,235,721 USD 1,431,428 Natwest Markets plc 07/12/21 15,991
UAH 42,451,773 USD 1,529,794 Goldman Sachs International 07/12/21 21,223
MYR 7,956,446 USD 1,912,423 Barclays Bank plc 08/03/21 1,408
TRY 20,918,189 USD 2,351,802 Barclays Bank plc 08/03/21 9,828
USD 1,889,660 BRL 9,410,509 Barclays Bank plc 08/03/21 4,331
USD 944,917 BRL 4,705,780 Citibank NA 08/03/21 2,147
USD 1,901,215 CAD 2,354,603 Westpac Banking Corp. 08/03/21 1,762
USD 3,850,676 CHF 3,532,468 Goldman Sachs International 08/03/21 29,484
USD 16,766 CZK 358,469 State Street Bank and Trust Co. 08/03/21 101
USD 1,519,641 CZK 32,569,746 UBS AG 08/03/21 5,512
USD 4,180,630 EUR 3,498,473 Goldman Sachs International 08/03/21 29,489
USD 105,148 GBP 75,551 Morgan Stanley & Co. International plc 08/03/21 628
USD 1,916,377 GBP 1,381,710 State Street Bank and Trust Co. 08/03/21 4,872
USD 966,714 HUF 284,491,809 Royal Bank of Canada 08/03/21 7,136
USD 5,060,122 JPY 560,033,373 State Street Bank and Trust Co. 08/03/21 17,722
USD 1,198,743 MXN 23,978,572 Citibank NA 08/03/21 703
USD 758,964 MXN 15,107,521 Morgan Stanley & Co. International plc 08/03/21 4,148
USD 8,395 RON 34,677 Goldman Sachs International 08/03/21 59
USD 1,291,081 RUB 94,629,745 Bank of America NA 08/03/21 4,208
USD 2,849,795 ZAR 40,798,810 Goldman Sachs International 08/03/21 4,397
USD 1,899,771 AUD 2,512,051 Deutsche Bank AG 08/05/21 15,530
USD 2,970,609 AUD 3,952,864 Morgan Stanley & Co. International plc 08/05/21 5,642
USD 1,840,363 EUR 1,546,000 Bank of America NA 08/05/21 5,870
USD 1,906,201 EUR 1,597,839 Standard Chartered Bank 08/05/21 10,196
USD 1,879,421 HUF 554,325,714 Bank of America NA 08/05/21 9,785
USD 948,122 HUF 280,529,913 Toronto Dominion Bank 08/05/21 1,947
USD 1,896,716 NZD 2,693,659 Morgan Stanley & Co. International plc 08/05/21 14,008
USD 902,617 PLN 3,407,161 BNP Paribas SA 08/05/21 8,909
USD 1,522,627 ZAR 21,791,466 Citibank NA 08/05/21 3,238
EGP 14,662,803 USD 898,456 Barclays Bank plc 08/11/21 24,288
EGP 14,660,000 USD 899,387 JPMorgan Chase Bank NA 08/11/21 23,171
UAH 42,450,000 USD 1,514,449 Goldman Sachs International 09/29/21 175
EGP 5,580,000 USD 341,024 Goldman Sachs International 10/12/21 4,212
EGP 5,581,361 USD 341,159 Standard Chartered Bank 10/12/21 4,161
KZT 619,236,442 USD 1,398,298 Citibank NA 12/08/21 2,414

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

Schedule of Investments
(unaudited) (continued)
June 30, 2021
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
KZT 619,235,000 USD 1,398,295 Goldman Sachs International 12/08/21 $ 2,414
5,000,750
AUD 2,424,732 USD 1,823,018 Bank of America NA 07/02/21 (4,590)
AUD 9,192,908 USD 7,117,219 Barclays Bank plc 07/02/21 (222,998)
AUD 4,501,543 USD 3,480,417 BNP Paribas SA 07/02/21 (104,485)
AUD 2,771,979 USD 2,135,849 Deutsche Bank AG 07/02/21 (57,003)
AUD 5,019,613 USD 3,784,964 HSBC Bank plc 07/02/21 (20,505)
AUD 8,060,012 USD 6,154,033 JPMorgan Chase Bank NA 07/02/21 (109,427)
AUD 510,000 USD 384,892 Royal Bank of Canada 07/02/21 (2,417)
AUD 1,063,773 USD 809,252 Westpac Banking Corp. 07/02/21 (11,475)
BRL 484,325 USD 98,691 Bank of America NA 07/02/21 (1,316)
BRL 9,522,757 USD 1,924,178 Barclays Bank plc 07/02/21 (9,594)
BRL 4,068,488 USD 823,948 Citibank NA 07/02/21 (5,964)
BRL 10,319,852 USD 2,084,268 JPMorgan Chase Bank NA 07/02/21 (9,425)
BRL 6,034,435 USD 1,227,068 UBS AG 07/02/21 (13,823)
CAD 5,744,208 USD 4,742,285 Bank of America NA 07/02/21 (108,368)
CAD 469,661 USD 383,588 Bank of Montreal 07/02/21 (4,707)
CAD 1,137,199 USD 924,132 Royal Bank of Canada 07/02/21 (6,740)
CAD 3,234,430 USD 2,617,863 Westpac Banking Corp. 07/02/21 (8,610)
CHF 3,126,425 USD 3,469,630 Barclays Bank plc 07/02/21 (90,624)
CHF 3,084,131 USD 3,426,409 BNP Paribas SA 07/02/21 (93,114)
CHF 365,681 USD 406,801 Canadian Imperial Bank of Commerce 07/02/21 (11,577)
CHF 850,000 USD 926,397 Citibank NA 07/02/21 (7,726)
CHF 3,532,468 USD 3,847,407 Goldman Sachs International 07/02/21 (29,555)
CHF 3,462,948 USD 3,752,925 JPMorgan Chase Bank NA 07/02/21 (10,209)
CHF 883,630 USD 962,530 Morgan Stanley & Co. International plc 07/02/21 (7,512)
CHF 3,116,062 USD 3,477,220 Royal Bank of Canada 07/02/21 (109,415)
CHF 2,611,494 USD 2,885,391 Westpac Banking Corp. 07/02/21 (62,917)
CLP 335,410,000 USD 468,646 Bank of America NA 07/02/21 (11,927)
CLP 2,137,052,693 USD 2,984,739 Credit Suisse International 07/02/21 (74,769)
CLP 1,426,139,387 USD 1,971,623 Deutsche Bank AG 07/02/21 (29,685)
CNY 4,010,000 USD 625,712 HSBC Bank plc 07/02/21 (5,742)
CNY 17,027,738 USD 2,669,163 Nomura International plc 07/02/21 (36,571)
COP 1,412,501,910 USD 381,551 Citibank NA 07/02/21 (5,185)
COP 4,822,468,553 USD 1,340,692 Deutsche Bank AG 07/02/21 (55,728)
COP 3,963,213,756 USD 1,101,811 JPMorgan Chase Bank NA 07/02/21 (45,799)
COP 8,636,493,045 USD 2,391,294 Natwest Markets plc 07/02/21 (90,070)
CZK 65,561,092 USD 3,078,440 BNP Paribas SA 07/02/21 (30,030)
CZK 48,532,877 USD 2,334,054 Citibank NA 07/02/21 (77,409)
CZK 5,187,165 USD 249,363 Societe Generale SA 07/02/21 (8,174)
CZK 16,221,579 USD 755,726 State Street Bank and Trust Co. 07/02/21 (1,467)
CZK 116,514,001 USD 5,566,736 Toronto Dominion Bank 07/02/21 (149,156)
EUR 3,701,385 USD 4,497,542 Bank of America NA 07/02/21 (108,624)
EUR 1,622,687 USD 1,939,861 Barclays Bank plc 07/02/21 (15,760)
EUR 5,310,849 USD 6,405,266 Citibank NA 07/02/21 (107,927)
EUR 585,000 USD 696,999 Deutsche Bank AG 07/02/21 (3,335)
EUR 5,774,436 USD 6,941,800 Goldman Sachs International 07/02/21 (94,763)
EUR 2,820,230 USD 3,373,347 JPMorgan Chase Bank NA 07/02/21 (29,259)
EUR 3,206,077 USD 3,835,348 Morgan Stanley & Co. International plc 07/02/21 (33,742)
EUR 635,748 USD 764,031 Royal Bank of Canada 07/02/21 (10,193)
EUR 890,000 USD 1,078,615 UBS AG 07/02/21 (23,297)
GBP 678,486 USD 947,039 Barclays Bank plc 07/02/21 (8,489)
GBP 675,000 USD 941,819 Goldman Sachs International 07/02/21 (8,091)
GBP 1,741,779 USD 2,466,149 Morgan Stanley & Co. International plc 07/02/21 (56,746)
GBP 90,000 USD 127,213 Royal Bank of Canada 07/02/21 (2,716)
GBP 3,513,066 USD 4,883,644 Westpac Banking Corp. 07/02/21 (24,020)
HUF 659,228,470 USD 2,292,195 Bank of America NA 07/02/21 (67,848)
HUF 1,628,676,632 USD 5,682,678 BNP Paribas SA 07/02/21 (187,250)
HUF 1,076,919,008 USD 3,735,792 Citibank NA 07/02/21 (102,087)
HUF 284,491,809 USD 967,112 Royal Bank of Canada 07/02/21 (7,189)
HUF 232,955,661 USD 795,616 Toronto Dominion Bank 07/02/21 (9,585)
HUF 246,167,135 USD 841,506 UBS AG 07/02/21 (10,897)

BlackRock Emerging Markets Flexible Dynamic Bond Portfolio
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
June 30, 2021
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
IDR 24,761,366,761 USD 1,734,597 Bank of America NA 07/02/21 $ (26,917)
IDR 13,412,041,994 USD 933,531 Citibank NA 07/02/21 (8,563)
INR 14,164,207 USD 192,801 BNP Paribas SA 07/02/21 (2,243)
INR 281,953,102 USD 3,869,262 Standard Chartered Bank 07/02/21 (76,001)
JPY 5,268,722 USD 48,058 BNP Paribas SA 07/02/21 (633)
JPY 593,641,018 USD 5,385,245 JPMorgan Chase Bank NA 07/02/21 (41,701)
JPY 560,033,373 USD 5,058,787 State Street Bank and Trust Co. 07/02/21 (17,756)
JPY 376,098,423 USD 3,431,204 Westpac Banking Corp. 07/02/21 (45,827)
KRW 1,435,733,324 USD 1,297,193 Bank of America NA 07/02/21 (22,289)
KRW 255,358,460 USD 228,522 Bank of New York Mellon 07/02/21 (1,768)
MXN 18,367,839 USD 930,286 Bank of America NA 07/02/21 (8,853)
MXN 1,558,403 USD 78,720 Barclays Bank plc 07/02/21 (542)
MXN 1,518,403 USD 76,591 Citibank NA 07/02/21 (419)
MXN 89,199,543 USD 4,501,046 Goldman Sachs International 07/02/21 (26,302)
MXN 19,990,662 USD 1,007,939 JPMorgan Chase Bank NA 07/02/21 (5,097)
MXN 46,131,270 USD 2,326,394 Morgan Stanley & Co. International plc 07/02/21 (12,194)
MYR 4,380,000 USD 1,061,921 Barclays Bank plc 07/02/21 (6,881)
MYR 9,864,731 USD 2,397,205 Goldman Sachs International 07/02/21 (21,021)
NZD 8,474,045 USD 6,002,278 Barclays Bank plc 07/02/21 (78,920)
NZD 3,015,220 USD 2,164,295 HSBC Bank plc 07/02/21 (56,656)
NZD 11,700,772 USD 8,269,845 Morgan Stanley & Co. International plc 07/02/21 (91,006)
NZD 1,083,869 USD 774,509 Standard Chartered Bank 07/02/21 (16,885)
PEN 4,236,050 USD 1,101,990 Bank of America NA 07/02/21 (1,746)
PEN 3,690,000 USD 959,688 Citibank NA 07/02/21 (1,271)
PHP 103,722,202 USD 2,161,194 Standard Chartered Bank 07/02/21 (36,392)
PLN 19,191,415 USD 5,194,394 Barclays Bank plc 07/02/21 (161,240)
PLN 5,764,314 USD 1,546,653 Goldman Sachs International 07/02/21 (34,900)
PLN 11,798,695 USD 3,113,428 Societe Generale SA 07/02/21 (19,094)
PLN 6,354,172 USD 1,737,917 State Street Bank and Trust Co. 07/02/21 (71,467)
PLN 5,401,824 USD 1,422,960 Toronto Dominion Bank 07/02/21 (6,274)
PLN 3,261,016 USD 887,584 UBS AG 07/02/21 (32,348)
RON 8,933,761 USD 2,202,289 BNP Paribas SA 07/02/21 (52,347)
RON 34,677 USD 8,404 Goldman Sachs International 07/02/21 (59)
RUB 78,065,000 USD 1,079,439 Bank of America NA 07/02/21 (11,883)
RUB 69,948,562 USD 961,492 JPMorgan Chase Bank NA 07/02/21 (4,930)
THB 67,721,256 USD 2,172,642 Citibank NA 07/02/21 (59,654)
THB 30,040,913 USD 967,538 Standard Chartered Bank 07/02/21 (30,224)
TRY 7,546,488 USD 869,977 Deutsche Bank AG 07/02/21 (3,237)
USD 384,033 BRL 1,933,067 Bank of America NA 07/02/21 (4,617)
USD 668,265 BRL 3,520,419 Barclays Bank plc 07/02/21 (39,528)
USD 203,828 BRL 1,030,000 BNP Paribas SA 07/02/21 (3,257)
USD 8,656,305 BRL 43,653,685 Citibank NA 07/02/21 (120,421)
USD 437,470 BRL 2,248,235 UBS AG 07/02/21 (14,546)
USD 1,835,073 CLP 1,353,525,276 Citibank NA 07/02/21 (7,988)
USD 759,039 CLP 559,981,226 Deutsche Bank AG 07/02/21 (3,473)
USD 589,378 COP 2,228,436,760 Citibank NA 07/02/21 (4,397)
USD 1,981,235 HUF 587,463,948 HSBC Bank plc 07/02/21 (967)
USD 1,853,379 HUF 554,923,836 Toronto Dominion Bank 07/02/21 (19,027)
USD 187,447 IDR 2,726,230,916 Deutsche Bank AG 07/02/21 (569)
USD 1,497,330 IDR 21,712,788,397 UBS AG 07/02/21 (104)
USD 744,620 KRW 841,643,916 Bank of America NA 07/02/21 (2,744)
USD 1,148,315 KRW 1,300,139,383 Standard Chartered Bank 07/02/21 (6,184)
USD 1,444,789 KZT 619,236,442 Citibank NA 07/02/21 (5,872)
USD 1,444,785 KZT 619,235,000 Goldman Sachs International 07/02/21 (5,873)
USD 4,197,611 MXN 86,287,878 Bank of America NA 07/02/21 (131,067)
USD 3,207,632 MXN 65,741,183 Citibank NA 07/02/21 (90,311)
USD 5,486,242 MXN 110,777,706 Goldman Sachs International 07/02/21 (70,982)
USD 23,263 MXN 480,000 HSBC Bank plc 07/02/21 (816)
USD 881,138 MXN 17,621,814 JPMorgan Chase Bank NA 07/02/21 (2,870)
USD 993,174 MXN 19,892,680 Morgan Stanley & Co. International plc 07/02/21 (4,753)
USD 387,458 MXN 7,765,326 Natwest Markets plc 07/02/21 (2,094)
USD 1,146,463 MXN 23,015,000 Toronto Dominion Bank 07/02/21 (8,097)
USD 1,914,080 MYR 7,956,446 Barclays Bank plc 07/02/21 (2,443)

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

Schedule of Investments
(unaudited) (continued)
June 30, 2021
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 1,429,566 NZD 2,046,045 Standard Chartered Bank 07/02/21 $ (620)
USD 1,753,682 NZD 2,509,774 Westpac Banking Corp. 07/02/21 (650)
USD 1,884,152 PEN 7,395,295 Citibank NA 07/02/21 (36,654)
USD 204,647 PEN 795,423 Standard Chartered Bank 07/02/21 (1,951)
USD 1,512,810 PLN 5,810,462 HSBC Bank plc 07/02/21 (11,046)
USD 2,390,667 TRY 20,918,189 Barclays Bank plc 07/02/21 (11,859)
USD 620,516 TRY 5,411,919 Standard Chartered Bank 07/02/21 (1,061)
USD 1,551,665 UAH 42,453,546 BNP Paribas SA 07/02/21 (4,553)
USD 1,550,968 UAH 42,450,000 Goldman Sachs International 07/02/21 (5,120)
USD 1,307,538 ZAR 18,759,080 Citibank NA 07/02/21 (6,123)
USD 921,275 ZAR 13,162,168 Goldman Sachs International 07/02/21 (445)
ZAR 9,286,516 USD 670,112 Bank of America NA 07/02/21 (19,795)
ZAR 4,210,000 USD 304,380 Bank of New York Mellon 07/02/21 (9,562)
ZAR 71,238,933 USD 5,101,455 Citibank NA 07/02/21 (112,734)
ZAR 105,775,566 USD 7,448,290 Goldman Sachs International 07/02/21 (41,037)
ZAR 5,900,649 USD 437,968 HSBC Bank plc 07/02/21 (24,757)
ZAR 7,075,000 USD 502,109 JPMorgan Chase Bank NA 07/02/21 (6,661)
ZAR 10,888,095 USD 762,493 Morgan Stanley & Co. International plc 07/02/21 (21)
ZAR 2,769,010 USD 200,605 Natwest Markets plc 07/02/21 (6,697)
AUD 2,714,039 USD 2,059,030 Natwest Markets plc 08/03/21 (23,296)
BRL 15,640,281 USD 3,145,229 Deutsche Bank AG 08/03/21 (11,809)
CAD 470,533 USD 379,614 Citibank NA 08/03/21 (36)
CAD 1,396,835 USD 1,135,079 Natwest Markets plc 08/03/21 (8,255)
CNY 20,258,842 USD 3,128,098 Bank of America NA 08/03/21 (3,361)
COP 3,625,287,823 USD 972,631 Deutsche Bank AG 08/03/21 (8,167)
GBP 274,501 USD 379,913 Citibank NA 08/03/21 (159)
IDR 2,726,230,916 USD 186,741 Deutsche Bank AG 08/03/21 (253)
INR 3,075,472 USD 41,293 Barclays Bank plc 08/03/21 (93)
JPY 180,663,622 USD 1,634,928 Morgan Stanley & Co. International plc 08/03/21 (8,278)
KRW 1,303,482,323 USD 1,154,802 Standard Chartered Bank 08/03/21 (1,399)
MXN 30,355,287 USD 1,521,488 Natwest Markets plc 08/03/21 (4,848)
MXN 540,000 USD 27,070 UBS AG 08/03/21 (90)
NZD 2,683,989 USD 1,895,154 JPMorgan Chase Bank NA 08/03/21 (19,192)
PHP 566,992 USD 11,626 JPMorgan Chase Bank NA 08/03/21 (46)
PLN 6,684,978 USD 1,770,595 Morgan Stanley & Co. International plc 08/03/21 (17,111)
RUB 139,377,437 USD 1,921,440 Bank of America NA 08/03/21 (26,042)
THB 49,687,467 USD 1,552,539 Morgan Stanley & Co. International plc 08/03/21 (2,389)
USD 24,920 CLP 18,318,437 Toronto Dominion Bank 08/03/21 (4)
USD 969,738 COP 3,662,214,219 Credit Suisse International 08/03/21 (4,550)
USD 1,161,181 KRW 1,313,574,024 Standard Chartered Bank 08/03/21 (1,152)
USD 56,994 TRY 505,739 HSBC Bank plc 08/03/21 (103)
USD 818,389 TRY 7,263,955 UBS AG 08/03/21 (1,700)
USD 1,576,152 ZAR 22,640,511 Toronto Dominion Bank 08/03/21 (2,846)
ZAR 6,673,253 USD 466,126 Goldman Sachs International 08/03/21 (719)
AUD 505,298 USD 379,029 Citibank NA 08/05/21 (15)
EUR 318,768 USD 378,291 Citibank NA 08/05/21 (39)
NZD 543,108 USD 379,807 Citibank NA 08/05/21 (207)
USD 1,888,095 NZD 2,702,823 Westpac Banking Corp. 08/05/21 (1,018)
UAH 42,453,546 USD 1,515,116 BNP Paribas SA 09/29/21 (366)
KZT 944,410,998 USD 2,136,773 Natwest Markets plc 12/15/21 (3,983)
(4,759,038)
$ 241,712
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
AUD Currency ........................... UBS AG 08/18/21 JPY 82.00 AUD 2,180 $ 10,337
CAD Currency ........................... UBS AG 08/18/21 JPY 88.00 CAD 2,050 7,539

BlackRock Emerging Markets Flexible Dynamic Bond Portfolio
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
June 30, 2021
OTC Currency Options Purchased (continued)
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
AUD Currency ........................... Goldman Sachs International 08/19/21 USD 0.75 AUD 7,090 $ 68,053
$ —
$ 85,929
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.HY.36.V1 ................... 5.00 % Quarterly 06/20/26 USD 11,665 $ (1,210,579) $ (1,128,465) $ (82,114)
ITRAXX.EUR.CROSSOVER.35.V1 ........ 5.00 Quarterly 06/20/26 EUR 5,647 (842,117) (805,249) (36,868)
$ (2,052,696) $ (1,933,714) $ (118,982)
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.76% Annual 1 day SONIA Annual N/A 03/14/31 GBP 212 $ (2,382) $ — $ (2,382)
0.70% Annual 1 day SONIA Annual N/A 03/25/31 GBP 1,007 (2,698) — (2,698)
0.15% Annual
6 month
EURIBOR Semi-Annual N/A 05/13/31 EUR 950 (7,763) — (7,763)
0.20% Annual
6 month
EURIBOR Semi-Annual N/A 05/24/31 EUR 1,660 (21,083) — (21,083)
0.16% Annual
6 month
EURIBOR Semi-Annual N/A 05/26/31 EUR 771 (6,332) — (6,332)
0.80% Annual 1 day SONIA Annual N/A 06/02/31 GBP 3,125 (43,691) — (43,691)
0.11% Annual
6 month
EURIBOR Semi-Annual N/A 06/25/31 EUR 1,602 (1,230) — (1,230)
1.83% Annual 6 month WIBOR Semi-Annual 09/15/21
(a)
09/15/31 PLN 3,172 (2,319) — (2,319)
0.93% Annual 1 day SONIA Annual N/A 03/15/51 GBP 620 (26,835) — (26,835)
1.02% Annual 1 day SONIA Annual N/A 05/19/51 GBP 997 (71,266) 1,626 (72,892)
0.48% Annual
6 month
EURIBOR Semi-Annual N/A 06/28/51 EUR 559 287 — 287
$ (185,312) $ 1,626 $ (186,938)
(a)
Forward swap.
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.EM.35.V1 ......... 1.00 % Quarterly Bank of America NA 06/20/26 USD 7,391 $ 190,852 $ 245,302 $ (54,450)
CDX.NA.EM.35.V1 ......... 1.00 Quarterly Barclays Bank plc 06/20/26 USD 1,170 30,212 28,852 1,360
CDX.NA.EM.35.V1 ......... 1.00 Quarterly Barclays Bank plc 06/20/26 USD 1,640 42,349 40,198 2,151
CDX.NA.EM.35.V1 ......... 1.00 Quarterly Barclays Bank plc 06/20/26 USD 1,030 26,597 25,144 1,453
CDX.NA.EM.35.V1 ......... 1.00 Quarterly Barclays Bank plc 06/20/26 USD 2,060 53,205 50,503 2,702
CDX.NA.EM.35.V1 ......... 1.00 Quarterly Barclays Bank plc 06/20/26 USD 2,340 60,425 57,588 2,837
$ – $ – $ –
$ 403,640 $ 447,587 $ (43,947)
$ – $ – $ –

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

Schedule of Investments
(unaudited) (continued)
June 30, 2021
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Argentine Republic (The) 5.00 % Quarterly Barclays Bank plc 06/20/26 CCC+ USD 510 $ (205,157) $ (182,608) $ (22,549)
Argentine Republic (The) 5.00 Quarterly Barclays Bank plc 06/20/26 CCC+ USD 600 (241,497) (224,958) (16,539)
Argentine Republic (The) 5.00 Quarterly Barclays Bank plc 06/20/26 CCC+ USD 580 (233,316) (220,359) (12,957)
Argentine Republic (The) 5.00 Quarterly Citibank NA 06/20/26 CCC+ USD 1,300 (522,950) (467,843) (55,107)
Argentine Republic (The) 5.00 Quarterly Citibank NA 06/20/26 CCC+ USD 1,316 (529,387) (473,600) (55,787)
Argentine Republic (The) 5.00 Quarterly Citibank NA 06/20/26 CCC+ USD 270 (108,613) (103,189) (5,424)
Argentine Republic (The) 5.00 Quarterly Deutsche Bank AG 06/20/26 CCC+ USD 270 (108,613) (104,252) (4,361)
Argentine Republic (The) 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 CCC+ USD 2,200 (884,992) (797,141) (87,851)
Argentine Republic (The) 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 CCC+ USD 230 (92,522) (84,127) (8,395)
Argentine Republic (The) 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 CCC+ USD 270 (108,613) (103,970) (4,643)
Argentine Republic (The) 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 CCC+ USD 230 (92,522) (89,357) (3,165)
Republic of Turkey ..... 1.00 Quarterly Barclays Bank plc 06/20/26 B+ USD 1,047 (129,962) (163,470) 33,508
Republic of Turkey ..... 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 B+ USD 951 (118,056) (145,670) 27,614
$ (3,376,200) $ (3,160,544) $ (215,656)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.02%
1 day SONIA ......................................... Sterling Overnight Index Average 0.50
28 day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 4.53
3 month LIBOR ....................................... London Interbank Offered Rate 0.15
6 month EURIBOR ..................................... Euro Interbank Offered Rate (0.52)
6 month WIBOR ...................................... Warsaw Interbank Offered Rate 0.15
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
......................................................... $ 1,626 $ (1,933,714) $ 287 $ (306,207)
OTC Swaps ................................................................... 447,587 (3,160,544) 71,625 (331,228)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

BlackRock Emerging Markets Flexible Dynamic Bond Portfolio
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
June 30, 2021
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... $ — $ — $ — $ 5,000,750 $ — $ — $ 5,000,750
Options purchased
Investments at value — unaffiliated
(a)
........... — — — 85,929 — — 85,929
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(b)
. — — — — 287 — 287
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 519,212 — — — — 519,212
$ — $ 519,212 $ — $ 5,086,679 $ 287 $ — $ 5,606,178
Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 4,759,038 — — 4,759,038
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(b)
. — 118,982 — — 187,225 — 306,207
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 3,491,772 — — — — 3,491,772
$ — $ 3,610,754 $ — $ 4,759,038 $ 187,225 $ — $ 8,557,017
(a)
Includes options purchased at value as reported in the Schedule of Investments.
(b)
Net cumulative unrealized appreciation (depreciation) on centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the six months ended June 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ....................... $ — $ — $ — $ — $ 137,162 $ — $ 137,162
Forward foreign currency exchange contracts .... — — — (1,594,437) — — (1,594,437)
Options purchased
(a)
.................... — — — (476,261) (116,439) — (592,700)
Swaps .............................. — (1,424,045) — — (1,264,666) — (2,688,711)
$ — $ (1,424,045) $ — $ (2,070,698) $ (1,243,943) $ — $ (4,738,686)
Net Change in Unrealized Appreciation
(Depreciation) on:
Forward foreign currency exchange contracts .... — — — 410,640 — — 410,640
Options purchased
(b)
.................... — — — 18,062 — — 18,062
Swaps .............................. — 35,482 — — (143,275) — (107,793)
$ — $ 35,482 $ — $ 428,702 $ (143,275) $ — $ 320,909
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

Schedule of Investments
(unaudited) (continued)
June 30, 2021
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — short ................................................................................. $ 2,522,047
Forward foreign currency exchange contracts:
Average amounts purchased — in USD .................................................................................... 290,248,913
Average amounts sold — in USD ........................................................................................ 277,527,158
Options:
Average value of option contracts purchased ................................................................................ 42,965
Credit default swaps:
Average notional value — buy protection ................................................................................... 53,581,375
Average notional value — sell protection ................................................................................... 8,293,776
Interest rate swaps:
Average notional value — pays fixed rate ................................................................................... 23,521,810
Average notional value — receives fixed rate ................................................................................ 755,667
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments: $ —
Forward foreign currency exchange contracts ................................................................. $ 5,000,750 $ 4,759,038
Options
(a)
......................................................................................... 85,929 —
Swaps — Centrally cleared ............................................................................. — 107,846
Swaps — OTC
(b)
.................................................................................... 519,212 3,491,772
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 5,605,891 $ 8,358,656
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
— (107,846)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 5,605,891 $ 8,250,810
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Bank of America NA .............................. $ 1,013,085 $ (616,437) $ — $ (290,000) $ 106,648
Bank of Montreal ................................ 2,570 (2,570) — — —
Barclays Bank plc ................................ 669,160 (669,160) — — —
BNP Paribas SA ................................. 418,425 (418,425) — — —
Citibank NA .................................... 565,974 (565,974) — — —
Credit Suisse International .......................... 70,114 (70,114) — — —
Deutsche Bank AG ............................... 194,185 (194,185) — — —
Goldman Sachs International ........................ 518,758 (338,867) — — 179,891
HSBC Bank plc .................................. 39,186 (39,186) — — —
JPMorgan Chase Bank NA .......................... 481,519 (481,519) — — —
Morgan Stanley & Co. International plc .................. 681,085 (233,752) — — 447,333
Natwest Markets plc .............................. 90,072 (90,072) — — —
Northern Trust Co. ............................... 21,013 — — — 21,013
Royal Bank of Canada ............................. 47,736 (47,736) — — —
Societe Generale SA .............................. 68,804 (27,268) — — 41,536
Standard Chartered Bank ........................... 193,941 (171,869) — — 22,072
State Street Bank and Trust Co. ...................... 39,921 (39,921) — — —
Toronto Dominion Bank ............................ 44,920 (44,920) — — —
UBS AG ...................................... 80,914 (80,914) — — —
Westpac Banking Corp. ............................ 364,509 (154,517) — — 209,992
$ 5,605,891 $ (4,287,406) $ — $ (290,000) $ 1,028,485

BlackRock Emerging Markets Flexible Dynamic Bond Portfolio
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
June 30, 2021
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
(d)
Net Amount of
Derivative
Liabilities
(c)(e)
Bank of America NA .............................. $ 616,437 $ (616,437) $ — $ — $ —
Bank of Montreal ................................ 4,707 (2,570) — — 2,137
Bank of New York Mellon ........................... 11,330 — — — 11,330
Barclays Bank plc ................................ 1,492,411 (669,160) — (430,000) 393,251
BNP Paribas SA ................................. 478,278 (418,425) — — 59,853
Canadian Imperial Bank of Commerce .................. 11,577 — — — 11,577
Citibank NA .................................... 1,922,111 (565,974) — (1,220,000) 136,137
Credit Suisse International .......................... 79,319 (70,114) — — 9,205
Deutsche Bank AG ............................... 281,872 (194,185) — — 87,687
Goldman Sachs International ........................ 338,867 (338,867) — — —
HSBC Bank plc .................................. 120,592 (39,186) — — 81,406
JPMorgan Chase Bank NA .......................... 1,608,935 (481,519) — (1,127,416) —
Morgan Stanley & Co. International plc .................. 233,752 (233,752) — — —
Natwest Markets plc .............................. 139,243 (90,072) — — 49,171
Nomura International plc ........................... 36,571 — — — 36,571
Royal Bank of Canada ............................. 138,670 (47,736) — — 90,934
Societe Generale SA .............................. 27,268 (27,268) — — —
Standard Chartered Bank ........................... 171,869 (171,869) — — —
State Street Bank and Trust Co. ...................... 90,690 (39,921) — — 50,769
Toronto Dominion Bank ............................ 194,989 (44,920) — — 150,069
UBS AG ...................................... 96,805 (80,914) — — 15,891
Westpac Banking Corp. ............................ 154,517 (154,517) — — —
$ 8,250,810 $ (4,287,406) $ — $ (2,777,416) $ 1,185,988
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

Schedule of Investments
(unaudited) (continued)
June 30, 2021
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments ...................................... $ — $ 70,293,727 $ — $ 70,293,727
Short-Term Securities ....................................... — 1,998,954 — 1,998,954
Options Purchased:
Foreign currency exchange contracts ........................... — 85,929 — 85,929
$ — $ 72,378,610 $ — $ 72,378,610
Derivative Financial Instruments
(a)
Assets:
Credit contracts ........................................... $ — $ 71,625 $ — $ 71,625
Foreign currency exchange contracts ............................ — 5,000,750 — 5,000,750
Interest rate contracts ....................................... — 287 — 287
Liabilities:
Credit contracts ........................................... — (450,210) — (450,210)
Foreign currency exchange contracts ............................ — (4,759,038) — (4,759,038)
Interest rate contracts ....................................... — (187,225) — (187,225)
$ — $ (323,811) $ — $ (323,811)
(a)
Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation
(depreciation) on the instrument.

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited)
June 30, 2021
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities — 12.8%
Canada — 0.1%
Fairstone Financial Issuance Trust I
(a)
:
Series 2020-1A, Class A, 2.51%,
10/20/39 ............... CAD 13,510 $ 10,967,655
Series 2020-1A, Class B, 3.74%,
10/20/39 ............... 12,710 10,188,660
Series 2020-1A, Class C, 5.16%,
10/20/39 ............... 2,125 1,702,806
22,859,121
Cayman Islands — 4.6%
522 Funding CLO Ltd.
(a)(b)
:
Series 2019-4A, Class CR, (LIBOR
USD 3 Month + 2.40%), 2.59%,
04/20/30 ............... USD 500 498,947
Series 2019-4A, Class DR, (LIBOR
USD 3 Month + 3.65%), 3.84%,
04/20/30 ............... 3,500 3,501,979
Adams Mill CLO Ltd.
(a)(b)
:
Series 2014-1A, Class A1R, (LIBOR
USD 3 Month + 1.10%), 1.28%,
07/15/26 ............... 246 245,729
Series 2014-1A, Class A2R, (LIBOR
USD 3 Month + 1.10%), 1.28%,
07/15/26 ............... 1,129 1,128,550
Series 2014-1A, Class C1R, (LIBOR
USD 3 Month + 2.35%), 2.53%,
07/15/26 ............... 1,000 999,214
Series 2014-1A, Class D1, (LIBOR
USD 3 Month + 3.50%), 3.68%,
07/15/26 ............... 800 800,754
AGL CLO 12 Ltd., Series 2021-12A,
Class A1, (LIBOR USD 3 Month +
1.16%), 1.29%, 07/20/34
(a)(b)
.... 3,610 3,610,164
AGL CLO 3 Ltd., Series 2020-3A, Class
D, (LIBOR USD 3 Month + 3.30%),
3.48%, 01/15/33
(a)(b)
.......... 375 375,101
AGL CLO 5 Ltd.
(a)(b)
:
Series 2020-5A, Class A2R, (LIBOR
USD 3 Month + 1.40%), 1.55%,
07/20/34 ............... 390 390,000
Series 2020-5A, Class ER, (LIBOR
USD 3 Month + 6.45%), 6.60%,
07/20/34 ............... 3,910 3,910,000
AGL CLO 7 Ltd.
(a)(b)
:
Series 2020-7A, Class D, (LIBOR
USD 3 Month + 4.40%), 4.58%,
07/15/31 ............... 825 825,757
Series 2020-7A, Class DR, (LIBOR
USD 3 Month + 3.10%), 0.00%,
07/15/34 ............... 1,290 1,290,000
Series 2020-7A, Class E, (LIBOR
USD 3 Month + 7.48%), 7.66%,
07/15/31 ............... 500 500,166
Series 2020-7A, Class ER, (LIBOR
USD 3 Month + 6.35%), 0.00%,
07/15/34 ............... 500 500,000
AGL Core CLO 2 Ltd., Series 2019-2A,
Class A1, (LIBOR USD 3 Month +
1.39%), 1.58%, 04/20/32
(a)(b)
.... 4,775 4,784,563
AIMCO CLO, Series 2018-BA, Class
AR, (LIBOR USD 3 Month + 1.10%),
1.27%, 01/15/32
(a)(b)
.......... 2,000 1,998,827
AIMCO CLO 10 Ltd., Series 2019-10A,
Class SUB, 0.00%, 07/22/32
(a)(b)
.. 7,900 6,088,893
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Aimco CLO 14 Ltd., Series 2021-14A,
Class SUB, (LIBOR USD 3 Month +
0.00%), 0.00%, 04/20/34
(a)(b)
.... USD 20,000 $ 18,972,460
Allegro CLO II-S Ltd.
(a)(b)
:
Series 2014-1RA, Class B, (LIBOR
USD 3 Month + 2.15%), 2.34%,
10/21/28 ............... 2,740 2,740,173
Series 2014-1RA, Class C, (LIBOR
USD 3 Month + 3.00%), 3.19%,
10/21/28 ............... 7,480 7,338,511
Allegro CLO VI Ltd., Series 2017-2A,
Class A, (LIBOR USD 3 Month +
1.13%), 1.32%, 01/17/31
(a)(b)
.... 250 249,923
ALM Ltd., Series 2020-1A, Class A2,
(LIBOR USD 3 Month + 1.85%),
2.03%, 10/15/29
(a)(b)
.......... 12,290 12,295,110
ALM VII Ltd., Series 2012-7A, Class
SUB, 0.00%, 10/15/16
(a)(b)
...... 12,160 4,305,029
ALM XIX Ltd.
(a)(b)(c)
:
Series 2016-19A, Class A1RA,
(LIBOR USD 3 Month + 1.00%),
1.18%, 04/16/29 .......... 3,000 3,001,500
Series 2016-19A, Class A1RB,
(LIBOR USD 3 Month + 1.35%),
1.53%, 04/16/29 .......... 2,000 2,000,000
Series 2016-19A, Class A2RA,
(LIBOR USD 3 Month + 1.45%),
1.63%, 04/16/29 .......... 5,000 5,001,000
ALM XVIII Ltd., Series 2016-18A,
Class A2R, (LIBOR USD 3 Month +
1.65%), 1.83%, 01/15/28
(a)(b)
.... 2,630 2,631,480
AMMC CLO 21 Ltd., Series 2017-21A,
Class A, (LIBOR USD 3 Month +
1.25%), 1.43%, 11/02/30
(a)(b)
.... 1,720 1,720,658
AMMC CLO XIII Ltd., Series 2013-13A,
Class A1R2, (LIBOR USD 3 Month +
1.05%), 1.23%, 07/24/29
(a)(b)
.... 5,350 5,350,572
Anchorage Capital CLO 17 Ltd., Series
2021-17A, Class A1, (LIBOR USD 3
Month + 1.17%), 1.32%, 07/15/34
(a)(b)
6,750 6,750,000
Anchorage Capital CLO 1-R Ltd., Series
2018-1RA, Class A1, (LIBOR USD 3
Month + 0.99%), 1.18%, 04/13/31
(a)(b)
6,650 6,637,554
Anchorage Capital CLO 3-R Ltd.
(a)(b)
:
Series 2014-3RA, Class A, (LIBOR
USD 3 Month + 1.05%), 1.23%,
01/28/31 ............... 2,950 2,946,774
Series 2014-3RA, Class B, (LIBOR
USD 3 Month + 1.50%), 1.68%,
01/28/31 ............... 5,550 5,544,828
Anchorage Capital CLO 4-R Ltd., Series
2014-4RA, Class C, (LIBOR USD 3
Month + 1.85%), 2.03%, 01/28/31
(a)(b)
1,500 1,488,842
Anchorage Capital CLO 5-R Ltd.
(a)(b)
:
Series 2014-5RA, Class B, (LIBOR
USD 3 Month + 1.45%), 1.63%,
01/15/30 ............... 15,535 15,441,631
Series 2014-5RA, Class C, (LIBOR
USD 3 Month + 1.85%), 2.03%,
01/15/30 ............... 3,700 3,677,822
Anchorage Capital CLO 6 Ltd., Series
2015-6A, Class ARR, (LIBOR USD 3
Month + 1.05%), 1.23%, 07/15/30
(a)(b)
6,570 6,559,774

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Anchorage Capital CLO 7 Ltd.
(a)(b)
:
Series 2015-7A, Class AR2, (LIBOR
USD 3 Month + 1.09%), 1.27%,
01/28/31 ............... USD 14,610 $ 14,586,861
Series 2015-7A, Class BR2, (LIBOR
USD 3 Month + 1.75%), 1.93%,
01/28/31 ............... 8,000 7,999,959
Series 2015-7A, Class CR2, (LIBOR
USD 3 Month + 2.20%), 2.38%,
01/28/31 ............... 7,325 7,306,265
Series 2015-7A, Class D1R2,
(LIBOR USD 3 Month + 3.50%),
3.68%, 01/28/31 .......... 8,610 8,617,755
Anchorage Capital CLO 8 Ltd.
(a)(b)
:
Series 2016-8A, Class BR, (LIBOR
USD 3 Month + 1.60%), 1.78%,
07/28/28 ............... 8,855 8,847,898
Series 2016-8A, Class CR, (LIBOR
USD 3 Month + 2.10%), 2.28%,
07/28/28 ............... 17,190 17,135,673
Series 2016-8A, Class DR, (LIBOR
USD 3 Month + 3.00%), 3.18%,
07/28/28 ............... 5,650 5,656,722
Series 2016-8A, Class ER, (LIBOR
USD 3 Month + 5.75%), 5.93%,
07/28/28 ............... 5,980 5,844,881
Anchorage Capital CLO Ltd.
(a)(b)
:
Series 2013-1A, Class A1R, (LIBOR
USD 3 Month + 1.25%), 1.44%,
10/13/30 ............... 2,910 2,910,071
Series 2013-1A, Class A2R, (LIBOR
USD 3 Month + 1.65%), 1.84%,
10/13/30 ............... 3,680 3,670,953
Series 2013-1A, Class BR, (LIBOR
USD 3 Month + 2.15%), 2.34%,
10/13/30 ............... 1,160 1,157,082
Series 2013-1A, Class CR, (LIBOR
USD 3 Month + 3.20%), 3.39%,
10/13/30 ............... 1,333 1,332,988
Anchorage Credit Funding 3 Ltd.
(a)(c)
:
Series 2016-3A, Class A1R, 2.87%,
01/28/39 ............... 6,000 6,018,000
Series 2016-3A, Class SUBR,
0.00%, 01/28/39
(b)
......... 7,500 6,660,000
Antares CLO Ltd., Series 2021-1A,
Class A1, (LIBOR USD 3 Month +
1.53%), 0.00%, 07/25/33
(a)(b)
.... 10,000 10,000,000
Apidos CLO XV, Series 2013-15A,
Class A1RR, (LIBOR USD 3 Month
+ 1.01%), 1.20%, 04/20/31
(a)(b)
... 4,630 4,630,338
Apidos CLO XVIII, Series 2018-18A,
Class A1, (LIBOR USD 3 Month +
1.14%), 1.32%, 10/22/30
(a)(b)
.... 540 540,112
Apidos CLO XXI, Series 2015-21A,
Class CR, (LIBOR USD 3 Month +
2.45%), 2.64%, 07/18/27
(a)(b)
.... 500 499,996
Apidos CLO XXII, Series 2015-22A,
Class CR, (LIBOR USD 3 Month +
2.95%), 3.14%, 04/20/31
(a)(b)
.... 800 800,040
Apidos CLO XXIX, Series 2018-29A,
Class D, (LIBOR USD 3 Month +
5.25%), 5.43%, 07/25/30
(a)(b)
.... 1,860 1,758,700
Apidos CLO XXXI, Series 2019-31A,
Class BR, (LIBOR USD 3 Month +
1.55%), 1.70%, 04/15/31
(a)(b)
.... 250 249,998
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Apidos CLO XXXIV, Series 2020-34A,
Class E, (LIBOR USD 3 Month +
7.25%), 7.49%, 01/20/33
(a)(b)
.... USD 2,110 $ 2,117,810
Apres Static CLO Ltd.
(a)(b)
:
Series 2019-1A, Class A2R, (LIBOR
USD 3 Month + 1.70%), 1.88%,
10/15/28 ............... 500 498,372
Series 2019-1A, Class CR, (LIBOR
USD 3 Month + 4.25%), 4.43%,
10/15/28 ............... 9,150 9,152,707
Arbor Realty Collateralized Loan
Obligation Ltd., Series 2021-FL2,
Class A, (LIBOR USD 1 Month +
1.10%), 1.20%, 05/15/36
(a)(b)
.... 8,880 8,895,894
Ares LIX CLO Ltd.
(a)(b)
:
Series 2021-59A, Class A, (LIBOR
USD 3 Month + 1.03%), 1.21%,
04/25/34 ............... 500 499,396
Series 2021-59A, Class E, (LIBOR
USD 3 Month + 6.25%), 6.43%,
04/25/34 ............... 250 249,556
Ares LV CLO Ltd.
(a)(b)
:
Series 2020-55A, Class D, (LIBOR
USD 3 Month + 4.83%), 5.01%,
04/15/31 ............... 5,000 5,006,006
Series 2020-55A, Class DR, (LIBOR
USD 3 Month + 3.15%), 0.00%,
07/15/34 ............... 5,000 5,000,000
Series 2020-55A, Class E, (LIBOR
USD 3 Month + 6.20%), 6.38%,
04/15/31 ............... 5,000 5,007,265
Series 2020-55A, Class ER, (LIBOR
USD 3 Month + 6.35%), 0.00%,
07/15/34 ............... 7,500 7,500,000
Ares LVI CLO Ltd., Series 2020-56A,
Class E, (LIBOR USD 3 Month +
7.58%), 7.76%, 10/25/31
(a)(b)
.... 2,375 2,383,158
Ares LVII CLO Ltd., Series 2020-57A,
Class D, (LIBOR USD 3 Month +
4.35%), 4.53%, 10/25/31
(a)(b)
.... 3,000 3,014,890
Ares LVIII CLO Ltd., Series 2020-58A,
Class E, (LIBOR USD 3 Month +
7.03%), 7.27%, 01/15/33
(a)(b)
.... 1,250 1,253,028
Ares XLI CLO Ltd., Series 2016-41A,
Class BR, (LIBOR USD 3 Month +
1.45%), 1.55%, 04/15/34
(a)(b)
.... 4,500 4,481,704
Ares XLV CLO Ltd., Series 2017-45A,
Class C, (LIBOR USD 3 Month +
2.05%), 2.23%, 10/15/30
(a)(b)
.... 1,125 1,125,131
Ares XXXVII CLO Ltd., Series 2015-4A,
Class A1R, (LIBOR USD 3 Month +
1.17%), 1.35%, 10/15/30
(a)(b)
.... 1,500 1,500,141
Assurant CLO Ltd.
(a)(b)
:
Series 2017-1A, Class B, (LIBOR
USD 3 Month + 1.70%), 1.89%,
10/20/29 ............... 1,710 1,706,627
Series 2018-2A, Class A, (LIBOR
USD 3 Month + 1.04%), 1.23%,
04/20/31 ............... 1,000 999,506
Series 2018-3A, Class CR, (LIBOR
USD 3 Month + 2.05%), 2.15%,
10/20/31 ............... 750 750,000
Series 2019-5A, Class E, (LIBOR
USD 3 Month + 7.34%), 7.52%,
01/15/33 ............... 500 500,951

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Atrium VIII, Series 8A, Class SUB,
0.00%, 10/23/24
(a)(b)
.......... USD 13,300 $ 360,430
Atrium XII, Series 12A, Class CR,
(LIBOR USD 3 Month + 1.65%),
1.83%, 04/22/27
(a)(b)
.......... 4,365 4,349,093
Avery Point IV CLO Ltd., Series 2014-
1A, Class D, (LIBOR USD 3 Month +
3.50%), 3.68%, 04/25/26
(a)(b)
.... 3,750 3,750,611
Avery Point V CLO Ltd.
(a)(b)
:
Series 2014-5A, Class AR, (LIBOR
USD 3 Month + 0.98%), 1.17%,
07/17/26 ............... 508 508,155
Series 2014-5A, Class BR, (LIBOR
USD 3 Month + 1.50%), 1.69%,
07/17/26 ............... 1,730 1,729,994
Babson CLO Ltd., Series 2015-IA,
Class BR, (LIBOR USD 3 Month +
1.40%), 1.59%, 01/20/31
(a)(b)
.... 250 247,567
Bain Capital Credit CLO Ltd.
(a)(b)
:
Series 2017-1A, Class BR, (LIBOR
USD 3 Month + 1.50%), 1.66%,
07/20/30
(c)
.............. 1,400 1,399,992
Series 2018-2A, Class A1, (LIBOR
USD 3 Month + 1.08%), 1.27%,
07/19/31 ............... 5,210 5,214,993
Series 2020-2A, Class D, (LIBOR
USD 3 Month + 4.81%), 5.00%,
07/21/31
(c)
.............. 625 625,763
Ballyrock CLO 14 Ltd., Series 2020-
14A, Class B, (LIBOR USD 3 Month
+ 2.30%), 2.50%, 01/20/34
(a)(b)
... 250 251,579
Ballyrock CLO Ltd.
(a)(b)
:
Series 2016-1A, Class CR2, (LIBOR
USD 3 Month + 1.90%), 2.08%,
10/15/28 ............... 5,000 5,002,898
Series 2016-1A, Class DR2, (LIBOR
USD 3 Month + 3.15%), 3.33%,
10/15/28 ............... 9,050 9,049,911
Series 2019-1A, Class CR, (LIBOR
USD 3 Month + 3.05%), 0.00%,
07/15/32 ............... 6,000 6,000,000
Series 2020-1A, Class C, (LIBOR
USD 3 Month + 4.50%), 4.69%,
07/20/30 ............... 250 250,295
Barings CLO Ltd., Series 2018-3A,
Class A1, (LIBOR USD 3 Month +
0.95%), 1.14%, 07/20/29
(a)(b)
.... 2,210 2,209,250
Battalion CLO VII Ltd.
(a)(b)
:
Series 2014-7A, Class A1RR,
(LIBOR USD 3 Month + 1.04%),
1.23%, 07/17/28 .......... 1,013 1,013,019
Series 2014-7A, Class BRR, (LIBOR
USD 3 Month + 2.50%), 2.69%,
07/17/28 ............... 11,862 11,873,379
Battalion CLO VIII Ltd.
(a)(b)
:
Series 2015-8A, Class A2R2,
(LIBOR USD 3 Month + 1.55%),
1.74%, 07/18/30 .......... 11,000 10,900,949
Series 2015-8A, Class BR2, (LIBOR
USD 3 Month + 2.00%), 2.19%,
07/18/30 ............... 8,500 8,495,635
Battalion CLO XI Ltd., Series 2017-11A,
Class BR, (LIBOR USD 3 Month +
1.72%), 1.90%, 04/24/34
(a)(b)
.... 7,950 7,933,257
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
BDS Ltd.
(a)(b)
:
Series 2019-FL3, Class A, (LIBOR
USD 1 Month + 1.40%), 1.48%,
12/15/35 ............... USD 7,728 $ 7,730,248
Series 2021-FL7, Class A, (LIBOR
USD 1 Month + 1.07%), 1.14%,
06/16/36 ............... 12,090 12,132,398
Bean Creek CLO Ltd., Series 2015-1A,
Class ER, (LIBOR USD 3 Month +
5.75%), 5.94%, 04/20/31
(a)(b)
.... 370 360,934
Benefit Street Partners CLO III Ltd.
(a)(b)
:
Series 2013-IIIA, Class A1R2,
(LIBOR USD 3 Month + 1.00%),
1.18%, 07/20/29 .......... 750 749,742
Series 2013-IIIA, Class A2R2,
(LIBOR USD 3 Month + 1.65%),
1.83%, 07/20/29 .......... 2,850 2,844,980
Benefit Street Partners CLO Ltd., Series
2021-23A, Class E, (LIBOR USD 3
Month + 6.81%), 7.02%, 04/25/34
(a)(b)
1,250 1,243,759
Benefit Street Partners CLO V-B Ltd.,
Series 2018-5BA, Class A1A,
(LIBOR USD 3 Month + 1.09%),
1.28%, 04/20/31
(a)(b)
.......... 300 299,716
Benefit Street Partners CLO VI Ltd.
(a)(b)
:
Series 2015-VIA, Class A2R, (LIBOR
USD 3 Month + 1.72%), 1.91%,
10/18/29 ............... 3,868 3,875,385
Series 2015-VIA, Class BR, (LIBOR
USD 3 Month + 2.40%), 2.59%,
10/18/29 ............... 2,750 2,744,881
Benefit Street Partners CLO VIII Ltd.,
Series 2015-8A, Class A1AR,
(LIBOR USD 3 Month + 1.10%),
1.29%, 01/20/31
(a)(b)
.......... 3,640 3,639,926
Benefit Street Partners CLO XVIII Ltd.,
Series 2019-18A, Class E, (LIBOR
USD 3 Month + 6.90%), 7.08%,
10/15/32
(a)(b)
............... 2,750 2,748,472
Benefit Street Partners CLO XX Ltd.
(a)(b)
:
Series 2020-20A, Class D, (LIBOR
USD 3 Month + 4.25%), 4.43%,
07/15/31 ............... 3,750 3,752,993
Series 2020-20A, Class E, (LIBOR
USD 3 Month + 7.48%), 7.66%,
07/15/31 ............... 875 875,287
Birch Grove CLO Ltd.
(a)(b)
:
Series 19A, Class BR, (LIBOR
USD 3 Month + 1.75%), 1.90%,
06/15/31 ............... 2,000 2,000,000
Series 19A, Class C, (LIBOR USD 3
Month + 2.95%), 3.07%, 06/15/31 1,500 1,502,714
Series 19A, Class CR, (LIBOR
USD 3 Month + 2.20%), 2.35%,
06/15/31 ............... 6,000 6,000,000
Series 19A, Class D, (LIBOR USD 3
Month + 3.90%), 4.02%, 06/15/31 2,795 2,796,423
Series 19A, Class DR, (LIBOR
USD 3 Month + 3.35%), 3.50%,
06/15/31 ............... 2,795 2,795,000
BlueMountain CLO Ltd.
(a)(b)
:
Series 2013-2A, Class A1R, (LIBOR
USD 3 Month + 1.18%), 1.36%,
10/22/30 ............... 980 980,488

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2013-2A, Class BR, (LIBOR
USD 3 Month + 1.60%), 1.78%,
10/22/30 ............... USD 2,000 $ 2,000,923
Series 2016-2A, Class C1R, (LIBOR
USD 3 Month + 4.00%), 4.16%,
08/20/32 ............... 250 250,325
BlueMountain CLO XXIX Ltd., Series
2020-29A, Class E, (LIBOR USD 3
Month + 7.73%), 7.91%, 07/25/31
(a)(b)
1,750 1,751,284
BlueMountain CLO XXV Ltd., Series
2019-25A, Class E, (LIBOR USD 3
Month + 6.70%), 6.88%, 07/15/32
(a)(b)
2,000 2,005,038
BlueMountain CLO XXVI Ltd.
(a)(b)
:
Series 2019-26A, Class D1, (LIBOR
USD 3 Month + 4.25%), 4.44%,
10/20/32 ............... 1,000 1,006,838
Series 2019-26A, Class E, (LIBOR
USD 3 Month + 7.70%), 7.89%,
10/20/32 ............... 1,250 1,255,512
BlueMountain CLO XXVIII Ltd., Series
2021-28A, Class A, (LIBOR USD 3
Month + 1.26%), 1.42%, 04/15/34
(a)(b)
450 450,917
BlueMountain CLO XXX Ltd.
(a)(b)
:
Series 2020-30A, Class D, (LIBOR
USD 3 Month + 3.90%), 4.08%,
01/15/33 ............... 2,000 2,007,652
Series 2020-30A, Class E, (LIBOR
USD 3 Month + 7.73%), 7.91%,
01/15/33 ............... 450 451,871
BlueMountain Fuji US CLO III Ltd.,
Series 2017-3A, Class A2, (LIBOR
USD 3 Month + 1.15%), 1.33%,
01/15/30
(a)(b)
............... 250 249,150
Brookside Mill CLO Ltd.
(a)(b)
:
Series 2013-1A, Class BR, (LIBOR
USD 3 Month + 1.35%), 1.54%,
01/17/28 ............... 1,000 1,000,801
Series 2013-1A, Class DR, (LIBOR
USD 3 Month + 2.65%), 2.84%,
01/17/28 ............... 500 498,390
Buckhorn Park CLO Ltd., Series 2019-
1A, Class D, (LIBOR USD 3 Month +
3.75%), 3.94%, 01/18/31
(a)(b)
.... 250 250,027
Burnham Park CLO Ltd., Series 2016-
1A, Class AR, (LIBOR USD 3 Month
+ 1.15%), 1.34%, 10/20/29
(a)(b)
... 14,250 14,251,238
Buttermilk Park CLO Ltd., Series 2018-
1A, Class D, (LIBOR USD 3 Month +
3.10%), 3.28%, 10/15/31
(a)(b)
.... 875 872,855
Canyon Capital CLO Ltd., Series 2021-
2A, Class D, (LIBOR USD 3 Month +
3.35%), 3.51%, 04/15/34
(a)(b)
.... 2,500 2,504,388
Carlyle Global Market Strategies CLO
Ltd.
(a)(b)
:
Series 2014-3RA, Class A1A,
(LIBOR USD 3 Month + 1.05%),
1.23%, 07/27/31 .......... 1,527 1,526,367
Series 2015-3A, Class A2R, (LIBOR
USD 3 Month + 1.60%), 1.78%,
07/28/28 ............... 7,120 7,119,972
Series 2015-4A, Class SBB1,
(LIBOR USD 3 Month + 8.50%),
8.69%, 07/20/32 .......... 623 594,286
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Carlyle US CLO Ltd.
(a)(b)
:
Series 2019-2A, Class A1, (LIBOR
USD 3 Month + 1.28%), 1.46%,
07/15/32 ............... USD 3,000 $ 3,000,217
Series 2020-1A, Class C1, (LIBOR
USD 3 Month + 4.00%), 4.19%,
07/20/31 ............... 750 750,516
Series 2020-1A, Class D, (LIBOR
USD 3 Month + 7.79%), 7.98%,
07/20/31 ............... 1,500 1,501,031
Series 2021-6A, Class A1, (LIBOR
USD 3 Month + 1.16%), 0.00%,
07/15/34 ............... 2,000 2,000,000
CarVal CLO II Ltd.
(a)(b)
:
Series 2019-1A, Class CR, (LIBOR
USD 3 Month + 2.00%), 2.19%,
04/20/32 ............... 700 696,795
Series 2019-1A, Class DR, (LIBOR
USD 3 Month + 3.20%), 3.39%,
04/20/32
(c)
.............. 11,150 11,193,485
CarVal CLO III Ltd.
(a)(b)
:
Series 2019-2A, Class D, (LIBOR
USD 3 Month + 3.70%), 3.89%,
07/20/32 ............... 4,750 4,752,056
Series 2019-2A, Class E, (LIBOR
USD 3 Month + 6.44%), 6.63%,
07/20/32 ............... 2,000 2,011,972
CarVal CLO Ltd.
(a)(b)
:
Series 2018-1A, Class D, (LIBOR
USD 3 Month + 2.89%), 3.07%,
07/16/31 ............... 1,455 1,454,987
Series 2018-1A, Class E, (LIBOR
USD 3 Month + 5.77%), 5.95%,
07/16/31 ............... 2,710 2,634,586
CBAM Ltd.
(a)(b)
:
Series 2017-1A, Class A1, (LIBOR
USD 3 Month + 1.25%), 1.44%,
07/20/30 ............... 6,700 6,700,396
Series 2017-1A, Class C, (LIBOR
USD 3 Month + 2.40%), 2.59%,
07/20/30 ............... 750 750,095
Series 2017-3A, Class B1, (LIBOR
USD 3 Month + 1.70%), 1.89%,
10/17/29 ............... 450 448,959
Series 2018-6A, Class B1R, (LIBOR
USD 3 Month + 2.10%), 2.28%,
01/15/31 ............... 3,000 3,000,664
Series 2018-7A, Class B1, (LIBOR
USD 3 Month + 1.60%), 1.79%,
07/20/31 ............... 1,000 991,380
Series 2019-9A, Class B2, (LIBOR
USD 3 Month + 1.90%), 2.08%,
02/12/30 ............... 4,750 4,750,336
CDO Repack SPC Ltd., Series 2006-
CLF1, Class D1, 7.11%, 05/20/30
(a)
490 496,749
Cedar Funding II CLO Ltd., Series
2013-1A, Class ARR, (LIBOR USD 3
Month + 1.08%), 1.26%, 04/20/34
(a)(b)
750 746,391
Cedar Funding IX CLO Ltd., Series
2018-9A, Class E, (LIBOR USD 3
Month + 5.35%), 5.54%, 04/20/31
(a)(b)
1,670 1,626,847
Cedar Funding V CLO Ltd., Series
2016-5A, Class A1R, (LIBOR USD 3
Month + 1.10%), 1.29%, 07/17/31
(a)(b)
450 450,439

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Cedar Funding VI CLO Ltd., Series
2016-6A, Class DRR, (LIBOR USD 3
Month + 3.31%), 3.50%, 04/20/34
(a)(b)
USD 4,750 $ 4,785,186
Cedar Funding VII CLO Ltd.
(a)(b)
:
Series 2018-7A, Class A2, (LIBOR
USD 3 Month + 1.13%), 1.32%,
01/20/31 ............... 250 248,421
Series 2018-7A, Class E, (LIBOR
USD 3 Month + 4.55%), 4.74%,
01/20/31 ............... 2,963 2,788,876
Cedar Funding VIII CLO Ltd.
(a)(b)
:
Series 2017-8A, Class A1, (LIBOR
USD 3 Month + 1.25%), 1.44%,
10/17/30 ............... 30,739 30,754,182
Series 2017-8A, Class B, (LIBOR
USD 3 Month + 1.70%), 1.89%,
10/17/30 ............... 1,920 1,920,116
Series 2017-8A, Class C, (LIBOR
USD 3 Month + 2.25%), 2.44%,
10/17/30 ............... 250 249,999
Series 2017-8A, Class D, (LIBOR
USD 3 Month + 3.25%), 3.44%,
10/17/30 ............... 250 250,068
Cedar Funding X CLO Ltd., Series
2019-10A, Class D, (LIBOR USD 3
Month + 3.85%), 4.04%, 10/20/32
(a)(b)
450 451,398
Cedar Funding XI CLO Ltd.
(a)(b)
:
Series 2019-11A, Class A1R,
(LIBOR USD 3 Month + 1.05%),
1.18%, 05/29/32 .......... 500 498,777
Series 2019-11A, Class A2R,
(LIBOR USD 3 Month + 1.35%),
1.48%, 05/29/32 .......... 1,000 999,768
Cedar Funding XIV CLO Ltd.
(a)(b)(c)
:
Series 2021-14A, Class D, (LIBOR
USD 3 Month + 3.25%), 3.37%,
07/15/33 ............... 13,250 13,251,325
Series 2021-14A, Class E, (LIBOR
USD 3 Month + 6.34%), 6.46%,
07/15/33 ............... 7,350 7,278,705
Series 2021-14A, Class SUB,
0.00%, 07/15/33 .......... 25,540 19,739,866
CIFC Funding 2013-III-R Ltd., Series
2013-3RA, Class B, (LIBOR USD 3
Month + 1.85%), 2.03%, 04/24/31
(a)(b)
650 646,537
CIFC Funding 2021-III Ltd, Series 2021-
3A, Class C, (LIBOR USD 3 Month +
1.95%), 2.10%, 07/15/36
(a)(b)
.... 3,000 2,971,813
CIFC Funding 2021-IV Ltd.
(a)(b)
:
Series 2021-4A, Class A, (LIBOR
USD 3 Month + 1.05%), 1.00%,
07/15/33 ............... 4,700 4,700,000
Series 2021-4A, Class B, (LIBOR
USD 3 Month + 1.58%), 1.00%,
07/15/33 ............... 500 500,000
Series 2021-4A, Class E, (LIBOR
USD 3 Month + 6.00%), 1.00%,
07/15/33 ............... 1,425 1,425,000
CIFC Funding Ltd.
(a)(b)
:
Series 2012-2RA, Class A2, (LIBOR
USD 3 Month + 1.25%), 1.44%,
01/20/28 ............... 250 247,607
Series 2013-1A, Class A2R, (LIBOR
USD 3 Month + 1.75%), 1.93%,
07/16/30 ............... 750 750,050
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2013-2A, Class A1L2, (LIBOR
USD 3 Month + 1.00%), 1.11%,
10/18/30 ............... USD 22,000 $ 22,000,275
Series 2014-1A, Class A1R2,
(LIBOR USD 3 Month + 1.10%),
1.29%, 01/18/31 .......... 630 630,302
Series 2014-2RA, Class A1, (LIBOR
USD 3 Month + 1.05%), 1.23%,
04/24/30 ............... 250 250,382
Series 2014-2RA, Class B1, (LIBOR
USD 3 Month + 2.80%), 2.98%,
04/24/30 ............... 650 647,943
Series 2014-4RA, Class A1A,
(LIBOR USD 3 Month + 1.13%),
1.32%, 10/17/30 .......... 3,650 3,649,266
Series 2015-1A, Class BRR, (LIBOR
USD 3 Month + 1.45%), 1.63%,
01/22/31 ............... 400 398,047
Series 2015-2A, Class AR2, (LIBOR
USD 3 Month + 1.01%), 1.19%,
04/15/30
(c)
.............. 1,330 1,330,266
Series 2015-2A, Class CR2, (LIBOR
USD 3 Month + 2.00%), 2.18%,
04/15/30 ............... 5,750 5,732,715
Series 2015-3A, Class BR, (LIBOR
USD 3 Month + 1.15%), 1.34%,
04/19/29 ............... 8,750 8,624,690
Series 2017-1A, Class B, (LIBOR
USD 3 Month + 1.70%), 1.89%,
04/23/29 ............... 2,870 2,870,108
Series 2017-1A, Class C, (LIBOR
USD 3 Month + 2.45%), 2.64%,
04/23/29 ............... 9,270 9,269,653
Series 2017-5A, Class A1, (LIBOR
USD 3 Month + 1.18%), 1.37%,
11/16/30 ............... 250 250,007
Series 2017-5A, Class C, (LIBOR
USD 3 Month + 2.85%), 3.04%,
11/16/30 ............... 800 794,082
Series 2018-1A, Class A, (LIBOR
USD 3 Month + 1.00%), 1.19%,
04/18/31 ............... 2,570 2,571,321
Series 2019-5A, Class C, (LIBOR
USD 3 Month + 3.80%), 3.98%,
10/15/32 ............... 575 576,638
Series 2020-1A, Class E, (LIBOR
USD 3 Month + 7.08%), 7.26%,
07/15/32 ............... 1,000 1,000,923
Clear Creek CLO
(a)(b)
:
Series 2015-1A, Class AR, (LIBOR
USD 3 Month + 1.20%), 1.39%,
10/20/30 ............... 800 800,881
Series 2015-1A, Class DR, (LIBOR
USD 3 Month + 2.95%), 3.14%,
10/20/30 ............... 1,400 1,388,430
Series 2015-1A, Class ER, (LIBOR
USD 3 Month + 6.30%), 6.49%,
10/20/30 ............... 1,375 1,340,315
Crown City CLO I
(a)(b)
:
Series 2020-1A, Class C, (LIBOR
USD 3 Month + 4.62%), 4.81%,
07/20/30 ............... 1,500 1,501,617
Series 2020-1A, Class D, (LIBOR
USD 3 Month + 7.88%), 8.07%,
07/20/30 ............... 625 625,176

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Crown City CLO III
(a)(b)
:
Series 2021-1A, Class C, (LIBOR
USD 3 Month + 3.30%), 0.00%,
07/20/34 ............... USD 2,500 $ 2,500,000
Series 2021-1A, Class D, (LIBOR
USD 3 Month + 6.75%), 6.87%,
07/20/34 ............... 1,500 1,500,000
Crown Point CLO 10 Ltd., Series 2021-
10A, Class A, (LIBOR USD 3 Month
+ 1.17%), 1.32%, 07/20/34
(a)(b)(c)
.. 11,000 11,000,000
Crown Point CLO 8 Ltd., Series 2019-
8A, Class E, (LIBOR USD 3 Month +
7.10%), 7.29%, 10/20/32
(a)(b)
.... 802 792,957
Cumberland Park CLO Ltd.
(a)(b)
:
Series 2015-2A, Class CR, (LIBOR
USD 3 Month + 1.80%), 1.99%,
07/20/28 ............... 1,470 1,470,289
Series 2015-2A, Class DR, (LIBOR
USD 3 Month + 2.70%), 2.89%,
07/20/28 ............... 2,000 2,002,708
Cutwater Ltd., Series 2014-1A, Class
A1AR, (LIBOR USD 3 Month +
1.25%), 1.43%, 07/15/26
(a)(b)
.... 535 535,453
Deer Creek CLO Ltd.
(a)(b)
:
Series 2017-1A, Class A, (LIBOR
USD 3 Month + 1.18%), 1.37%,
10/20/30 ............... 3,000 3,003,210
Series 2017-1A, Class D, (LIBOR
USD 3 Month + 2.95%), 3.14%,
10/20/30 ............... 900 891,050
Series 2017-1A, Class E, (LIBOR
USD 3 Month + 6.35%), 6.54%,
10/20/30 ............... 500 497,596
Dryden 49 Senior Loan Fund, Series
2017-49A, Class BR, (LIBOR USD 3
Month + 1.60%), 1.79%, 07/18/30
(a)(b)
1,000 995,526
Dryden 65 CLO Ltd., Series 2018-65A,
Class B, (LIBOR USD 3 Month +
1.60%), 1.79%, 07/18/30
(a)(b)
.... 700 698,170
Dryden 77 CLO Ltd.
(a)(b)
:
Series 2020-77A, Class AR, (LIBOR
USD 3 Month + 1.12%), 1.26%,
05/20/34 ............... 1,500 1,500,110
Series 2020-77A, Class XR, (LIBOR
USD 3 Month + 1.00%), 1.14%,
05/20/34 ............... 250 250,075
Dryden 83 CLO Ltd., Series 2020-83A,
Class E, (LIBOR USD 3 Month +
5.55%), 5.79%, 01/18/32
(a)(b)
.... 1,250 1,213,022
Dryden 85 CLO Ltd., Series 2020-85A,
Class D, (LIBOR USD 3 Month +
3.90%), 4.08%, 10/15/32
(a)(b)
.... 700 702,208
Dryden Senior Loan Fund, Series
2021-87A, Class A1, (LIBOR USD 3
Month + 1.10%), 1.24%, 05/20/34
(a)(b)
1,000 1,000,000
Dryden XXV Senior Loan Fund, Series
2012-25A, Class CRR, (LIBOR
USD 3 Month + 1.85%), 2.03%,
10/15/27
(a)(b)
............... 1,500 1,498,895
Dryden XXVIII Senior Loan Fund,
Series 2013-28A, Class A1LR,
(LIBOR USD 3 Month + 1.20%),
1.36%, 08/15/30
(a)(b)
.......... 23,925 23,928,960
Eaton Vance CLO Ltd., Series 2018-1A,
Class C, (LIBOR USD 3 Month +
2.20%), 2.38%, 10/15/30
(a)(b)
.... 1,000 994,899
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Elevation CLO Ltd.
(a)(b)
:
Series 2014-2A, Class A1R, (LIBOR
USD 3 Month + 1.23%), 1.41%,
10/15/29 ............... USD 250 $ 250,008
Series 2018-10A, Class B, (LIBOR
USD 3 Month + 1.90%), 2.09%,
10/20/31 ............... 2,773 2,772,875
Elmwood CLO I Ltd.
(a)(b)
:
Series 2019-1A, Class DR, (LIBOR
USD 3 Month + 4.40%), 4.59%,
10/20/33 ............... 6,750 6,884,594
Series 2019-1A, Class ER, (LIBOR
USD 3 Month + 7.71%), 7.90%,
10/20/33 ............... 2,625 2,662,362
Elmwood CLO II Ltd.
(a)(b)
:
Series 2019-2A, Class AR, (LIBOR
USD 3 Month + 1.15%), 1.34%,
04/20/34 ............... 3,100 3,099,996
Series 2019-2A, Class BR, (LIBOR
USD 3 Month + 1.65%), 1.84%,
04/20/34 ............... 5,950 5,950,011
Series 2019-2A, Class ER, (LIBOR
USD 3 Month + 6.80%), 6.99%,
04/20/34 ............... 9,750 9,783,125
Series 2019-2A, Class SUB, 0.00%,
04/20/34 ............... 4,000 3,574,548
Elmwood CLO III Ltd.
(a)(b)
:
Series 2019-3A, Class A1, (LIBOR
USD 3 Month + 1.37%), 1.55%,
10/15/32 ............... 8,250 8,257,812
Series 2019-3A, Class D, (LIBOR
USD 3 Month + 3.85%), 4.03%,
10/15/32 ............... 250 251,249
Series 2019-3A, Class E, (LIBOR
USD 3 Month + 7.00%), 7.18%,
10/15/32 ............... 7,200 7,209,280
Elmwood CLO V Ltd.
(a)(b)
:
Series 2020-2A, Class E, (LIBOR
USD 3 Month + 7.06%), 7.24%,
07/24/31 ............... 3,750 3,753,705
Series 2020-2A, Class ER, (LIBOR
USD 3 Month + 6.10%), 0.00%,
10/20/34 ............... 4,600 4,600,000
Elmwood CLO VI Ltd., Series 2020-3A,
Class E, (LIBOR USD 3 Month +
7.60%), 7.78%, 10/15/31
(a)(b)(c)
... 4,000 4,032,908
Elmwood CLO VII Ltd., Series 2020-4A,
Class F, (LIBOR USD 3 Month +
8.01%), 8.20%, 01/17/34
(a)(b)
.... 5,000 5,029,641
Flatiron CLO 19 Ltd., Series 2019-1A,
Class D, (LIBOR USD 3 Month +
3.90%), 4.06%, 11/16/32
(a)(b)
.... 800 803,206
Flatiron CLO 21 Ltd., Series 2021-1A,
Class A1, (LIBOR USD 3 Month +
1.11%), 1.26%, 07/19/34
(a)(b)(c)
... 8,000 8,000,000
FS RIALTO, Series 2021-FL2, Class
A, (LIBOR USD 1 Month + 1.22%),
1.29%, 04/16/28
(a)(b)
.......... 1,790 1,791,370
Galaxy XXII CLO Ltd., Series 2016-
22A, Class ARR, (LIBOR USD 3
Month + 1.20%), 1.32%, 04/16/34
(a)(b)
(c)
...................... 2,100 2,108,906
Galaxy XXIX CLO Ltd.
(a)(b)
:
Series 2018-29A, Class B, (LIBOR
USD 3 Month + 1.40%), 1.56%,
11/15/26 ............... 250 249,686

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2018-29A, Class C, (LIBOR
USD 3 Month + 1.68%), 1.84%,
11/15/26 ............... USD 4,650 $ 4,651,809
Series 2018-29A, Class D, (LIBOR
USD 3 Month + 2.40%), 2.56%,
11/15/26 ............... 6,420 6,414,325
Galaxy XXVII CLO Ltd., Series 2018-
27A, Class A, (LIBOR USD 3 Month
+ 1.02%), 1.18%, 05/16/31
(a)(b)
... 5,750 5,750,685
Gilbert Park CLO Ltd.
(a)(b)
:
Series 2017-1A, Class A, (LIBOR
USD 3 Month + 1.19%), 1.37%,
10/15/30 ............... 850 850,105
Series 2017-1A, Class C, (LIBOR
USD 3 Month + 1.95%), 2.13%,
10/15/30 ............... 6,910 6,910,383
Series 2017-1A, Class D, (LIBOR
USD 3 Month + 2.95%), 3.13%,
10/15/30 ............... 6,223 6,222,947
GoldenTree Loan Management US
CLO 5 Ltd., Series 2019-5A, Class
A, (LIBOR USD 3 Month + 1.30%),
1.49%, 10/20/32
(a)(b)
.......... 250 250,571
GoldenTree Loan Management US
CLO 6 Ltd., Series 2019-6A, Class
B1, (LIBOR USD 3 Month + 1.90%),
2.09%, 01/20/33
(a)(b)
.......... 750 750,391
GoldenTree Loan Opportunities IX
Ltd.
(a)(b)
:
Series 2014-9A, Class AR2, (LIBOR
USD 3 Month + 1.11%), 1.29%,
10/29/29 ............... 6,130 6,129,985
Series 2014-9A, Class BR2, (LIBOR
USD 3 Month + 1.60%), 1.78%,
10/29/29 ............... 500 500,040
GoldenTree Loan Opportunities XI
Ltd., Series 2015-11A, Class AR2,
(LIBOR USD 3 Month + 1.07%),
1.26%, 01/18/31
(a)(b)
.......... 4,095 4,095,627
Gracie Point International Funding
(a)(b)
:
Series 2020-B, Class B, (LIBOR
USD 1 Month + 2.40%), 2.49%,
05/02/23 ............... 15,000 15,128,574
Series 2021-1A, Class B, (LIBOR
USD 1 Month + 1.40%), 1.51%,
11/01/23 ............... 1,320 1,320,000
Series 2021-1A, Class C, (LIBOR
USD 1 Month + 2.40%), 2.51%,
11/01/23 ............... 1,729 1,728,999
Great Lakes CLO V Ltd., Series 2021-
5A, Class A, (LIBOR USD 3 Month +
1.70%), 1.90%, 04/15/33
(a)(b)
.... 6,500 6,516,204
Grippen Park CLO Ltd.
(a)(b)
:
Series 2017-1A, Class A, (LIBOR
USD 3 Month + 1.26%), 1.45%,
01/20/30 ............... 1,255 1,256,086
Series 2017-1A, Class D, (LIBOR
USD 3 Month + 3.30%), 3.49%,
01/20/30 ............... 450 450,137
Gulf Stream Meridian 1 Ltd.
(a)(b)
:
Series 2020-IA, Class A1, (LIBOR
USD 3 Month + 1.37%), 1.55%,
04/15/33 ............... 2,000 2,003,796
Series 2020-IA, Class E, (LIBOR
USD 3 Month + 6.45%), 6.63%,
04/15/33 ............... 2,000 1,986,335
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Gulf Stream Meridian 4 Ltd.
(a)(b)
:
Series 2021-4A, Class A1, (LIBOR
USD 3 Month + 1.20%), 1.31%,
07/15/34 ............... USD 11,210 $ 11,169,619
Series 2021-4A, Class A2, (LIBOR
USD 3 Month + 1.85%), 1.96%,
07/15/34 ............... 1,000 995,549
Series 2021-4A, Class D, (LIBOR
USD 3 Month + 6.35%), 6.46%,
07/15/34 ............... 1,125 1,124,973
Gulf Stream Meridian 5 Ltd., Series
2021-5A, Class A2, (LIBOR USD 3
Month + 1.80%), 1.90%, 07/15/34
(a)(b)
3,000 3,000,000
Halcyon Loan Advisors Funding Ltd.
(a)(b)
:
Series 2013-2A, Class C, (LIBOR
USD 3 Month + 2.70%), 2.88%,
08/01/25 ............... 193 193,391
Series 2014-3A, Class B1R, (LIBOR
USD 3 Month + 1.70%), 1.88%,
10/22/25 ............... 1,806 1,807,693
Highbridge Loan Management, Series
3A-2014, Class A1R, (LIBOR USD 3
Month + 1.18%), 1.37%, 07/18/29
(a)(b)
1,000 1,000,035
Highbridge Loan Management Ltd.
(a)(b)
:
Series 12A-18, Class A1B, (LIBOR
USD 3 Month + 1.25%), 1.44%,
07/18/31 ............... 930 927,827
Series 12A-18, Class D, (LIBOR
USD 3 Month + 5.15%), 5.34%,
07/18/31 ............... 1,860 1,803,269
Series 7A-2015, Class BR, (LIBOR
USD 3 Month + 1.18%), 1.34%,
03/15/27 ............... 580 574,311
Series 7A-2015, Class CR, (LIBOR
USD 3 Month + 1.70%), 1.86%,
03/15/27 ............... 1,670 1,660,929
HPS Loan Management Ltd., Series
6A-2015, Class A1R, (LIBOR USD 3
Month + 1.00%), 1.18%, 02/05/31
(a)(b)
6,103 6,106,521
Jamestown CLO IX Ltd., Series 2016-
9A, Class BR, (LIBOR USD 3 Month
+ 2.65%), 2.84%, 10/20/28
(a)(b)
... 2,250 2,251,968
Jamestown CLO XII Ltd., Series 2019-
1A, Class A2, (LIBOR USD 3 Month
+ 2.15%), 2.34%, 04/20/32
(a)(b)
... 2,300 2,311,084
Kayne CLO 6 Ltd., Series 2019-6A,
Class E, (LIBOR USD 3 Month +
7.53%), 7.72%, 01/20/33
(a)(b)
.... 2,250 2,256,823
Kayne CLO 7 Ltd., Series 2020-7A,
Class A1, (LIBOR USD 3 Month +
1.20%), 1.39%, 04/17/33
(a)(b)
.... 250 250,990
Kayne CLO 9 Ltd., Series 2020-9A,
Class E, (LIBOR USD 3 Month +
7.59%), 7.83%, 01/15/34
(a)(b)
.... 3,000 3,026,256
Kayne CLO III Ltd.
(a)(b)(c)
:
Series 2019-3A, Class BR, (LIBOR
USD 3 Month + 1.55%), 1.66%,
04/15/32 ............... 400 400,040
Series 2019-3A, Class CR, (LIBOR
USD 3 Month + 1.85%), 1.96%,
04/15/32 ............... 700 700,070
Series 2019-3A, Class DR, (LIBOR
USD 3 Month + 2.75%), 2.86%,
04/15/32 ............... 750 750,075

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2019-3A, Class ER, (LIBOR
USD 3 Month + 6.50%), 6.61%,
04/15/32 ............... USD 750 $ 750,000
LCM XIV LP, Series 14A, Class AR,
(LIBOR USD 3 Month + 1.04%),
1.23%, 07/20/31
(a)(b)
.......... 750 750,095
LCM XX LP, Series 20A, Class BR,
(LIBOR USD 3 Month + 1.55%),
1.74%, 10/20/27
(a)(b)
.......... 2,000 1,998,183
LoanCore Issuer Ltd.
(a)(b)
:
Series 2018-CRE1, Class A, (LIBOR
USD 1 Month + 1.13%), 1.20%,
05/15/28 ............... 2,371 2,372,353
Series 2021-CRE5, Class A, (LIBOR
USD 1 Month + 1.30%), 1.37%,
07/15/36 ............... 6,950 6,967,735
Loanpal Solar Loan Ltd.
(a)
:
Series 2020-2GF, Class A, 2.75%,
07/20/47 ............... 4,927 5,116,976
Series 2021-1GS, Class A, 2.29%,
01/20/48 ............... 11,887 12,056,824
Logan CLO I Ltd., Series 2021-1A,
Class A, (LIBOR USD 3 Month +
1.16%), 1.31%, 07/20/34
(a)(b)
.... 4,000 4,000,400
Longfellow Place CLO Ltd., Series
2013-1A, Class BR3, (LIBOR USD 3
Month + 1.75%), 1.93%, 04/15/29
(a)(b)
7,000 7,001,142
Madison Park Funding X Ltd.
(a)(b)
:
Series 2012-10A, Class CR3,
(LIBOR USD 3 Month + 2.10%),
2.29%, 01/20/29 .......... 25,000 25,018,510
Series 2012-10A, Class DR2,
(LIBOR USD 3 Month + 3.25%),
3.44%, 01/20/29 .......... 1,600 1,600,402
Madison Park Funding XIII Ltd., Series
2014-13A, Class BR2, (LIBOR
USD 3 Month + 1.50%), 1.69%,
04/19/30
(a)(b)
............... 1,000 993,017
Madison Park Funding XIX Ltd.
(a)(b)
:
Series 2015-19A, Class A1R2,
(LIBOR USD 3 Month + 0.92%),
1.10%, 01/22/28 .......... 1,990 1,988,744
Series 2015-19A, Class A2R2,
(LIBOR USD 3 Month + 1.50%),
1.68%, 01/22/28 .......... 5,000 4,965,460
Madison Park Funding XLII LTD.,
Series 13A, Class A1, (LIBOR USD
3 Month + 1.18%), 1.35%, 11/21/30
(a)
(b)
...................... 1,000 1,000,100
Madison Park Funding XLV Ltd.
(a)(b)
:
Series 2020-45A, Class E, (LIBOR
USD 3 Month + 7.40%), 7.58%,
07/15/31
(c)
.............. 800 798,560
Series 2020-45A, Class SUB,
0.00%, 07/15/31 .......... 2,000 1,711,920
Madison Park Funding XVI Ltd.
(a)(b)
:
Series 2015-16A, Class A1R,
(LIBOR USD 3 Month + 1.33%),
1.52%, 04/20/26 .......... 951 951,152
Series 2015-16A, Class A2R,
(LIBOR USD 3 Month + 1.90%),
2.09%, 04/20/26 .......... 500 500,000
Series 2015-16A, Class C, (LIBOR
USD 3 Month + 3.70%), 3.89%,
04/20/26 ............... 2,050 2,049,990
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2015-16A, Class D, (LIBOR
USD 3 Month + 5.50%), 5.69%,
04/20/26 ............... USD 4,030 $ 4,029,677
Madison Park Funding XVIII Ltd., Series
2015-18A, Class A1R, (LIBOR
USD 3 Month + 1.19%), 1.38%,
10/21/30
(a)(b)
............... 18,320 18,323,660
Madison Park Funding XXII Ltd., Series
2016-22A, Class A1R, (LIBOR
USD 3 Month + 1.26%), 1.44%,
01/15/33
(a)(b)
............... 1,750 1,751,418
Madison Park Funding XXIII Ltd., Series
2017-23A, Class CR, (LIBOR USD 3
Month + 2.00%), 2.12%, 07/27/31
(a)(b)
(c)
...................... 3,000 3,000,000
Madison Park Funding XXV Ltd., Series
2017-25A, Class A2R, (LIBOR
USD 3 Month + 1.65%), 1.74%,
04/25/29
(a)(b)(c)
.............. 6,250 6,261,250
Madison Park Funding XXVII Ltd.,
Series 2018-27A, Class A1A,
(LIBOR USD 3 Month + 1.03%),
1.22%, 04/20/30
(a)(b)
.......... 350 349,913
Madison Park Funding XXX Ltd.
(b)
:
Series 2018-30A, Class E, (LIBOR
USD 3 Month + 4.95%), 5.13%,
04/15/29
(a)
.............. 2,050 1,987,093
Series 2018-30X, Class E, (LIBOR
USD 3 Month + 4.95%), 5.13%,
04/15/29 ............... 1,000 969,314
Madison Park Funding XXXIV Ltd.
(a)(b)
:
Series 2019-34A, Class AR, (LIBOR
USD 3 Month + 1.12%), 1.30%,
04/25/32 ............... 250 250,000
Series 2019-34A, Class SUB,
0.00%, 04/25/32 .......... 8,550 6,916,659
Madison Park Funding XXXVIII Ltd.
(a)
(b)(c)
:
Series 2021-38A, Class A, (LIBOR
USD 3 Month + 1.12%), 1.25%,
07/17/34 ............... 2,750 2,750,000
Series 2021-38A, Class C, (LIBOR
USD 3 Month + 1.90%), 2.03%,
07/17/34 ............... 250 250,000
Series 2021-38A, Class E, (LIBOR
USD 3 Month + 6.00%), 6.13%,
07/17/34 ............... 1,500 1,500,000
Marble Point CLO XVIII Ltd., Series
2020-2A, Class D1, (LIBOR USD 3
Month + 3.78%), 3.96%, 10/15/31
(a)(b)
1,075 1,078,190
Mariner CLO LLC
(a)(b)
:
Series 2016-3A, Class AR2, (LIBOR
USD 3 Month + 0.99%), 1.16%,
07/23/29 ............... 1,500 1,501,288
Series 2016-3A, Class BR2, (LIBOR
USD 3 Month + 1.50%), 1.67%,
07/23/29
(c)
.............. 5,250 5,251,050
Series 2016-3A, Class CR2, (LIBOR
USD 3 Month + 2.05%), 2.22%,
07/23/29
(c)
.............. 23,000 23,011,500
Series 2016-3A, Class DR2, (LIBOR
USD 3 Month + 2.90%), 3.07%,
07/23/29
(c)
.............. 3,750 3,750,000
MP CLO VII Ltd., Series 2015-1A,
Class BRR, (LIBOR USD 3 Month +
1.60%), 1.79%, 10/18/28
(a)(b)
.... 500 494,748

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
MP CLO VIII Ltd., Series 2015-2A,
Class BRR, (LIBOR USD 3 Month +
1.80%), 1.90%, 04/28/34
(a)(b)(c)
... USD 11,250 $ 11,250,000
Myers Park CLO Ltd., Series 2018-1A,
Class B1, (LIBOR USD 3 Month +
1.60%), 1.79%, 10/20/30
(a)(b)
.... 250 249,575
Neuberger Berman CLO XIV Ltd.,
Series 2013-14A, Class AR2,
(LIBOR USD 3 Month + 1.03%),
1.21%, 01/28/30
(a)(b)
.......... 500 499,559
Neuberger Berman CLO XVII Ltd.
(a)(b)
:
Series 2014-17A, Class CR2,
(LIBOR USD 3 Month + 2.00%),
2.18%, 04/22/29 .......... 5,350 5,350,153
Series 2014-17A, Class DR2A,
(LIBOR USD 3 Month + 2.80%),
2.98%, 04/22/29 .......... 1,500 1,495,342
Neuberger Berman CLO XX Ltd.
(a)(b)
:
Series 2015-20A, Class ARR,
(LIBOR USD 3 Month + 1.16%),
1.29%, 07/15/34 .......... 439 439,265
Series 2015-20A, Class BRR,
(LIBOR USD 3 Month + 1.65%),
1.78%, 07/15/34 .......... 500 500,501
Series 2015-20A, Class DRR,
(LIBOR USD 3 Month + 2.95%),
3.08%, 07/15/34 .......... 3,000 2,999,993
Series 2015-20A, Class ERR,
(LIBOR USD 3 Month + 6.50%),
6.63%, 07/15/34 .......... 5,325 5,324,946
Neuberger Berman CLO XXII Ltd.,
Series 2016-22A, Class BR, (LIBOR
USD 3 Month + 1.65%), 1.84%,
10/17/30
(a)(b)
............... 400 400,011
Neuberger Berman CLO XXIII Ltd.
(a)(b)
:
Series 2016-23A, Class BR, (LIBOR
USD 3 Month + 1.55%), 1.74%,
10/17/27 ............... 500 499,629
Series 2016-23A, Class ER, (LIBOR
USD 3 Month + 5.75%), 5.94%,
10/17/27 ............... 1,000 998,510
Neuberger Berman Loan Advisers CLO
26 Ltd., Series 2017-26A, Class A,
(LIBOR USD 3 Month + 1.17%),
1.36%, 10/18/30
(a)(b)
.......... 9,050 9,050,229
Neuberger Berman Loan Advisers CLO
37 Ltd., Series 2020-37A, Class ER,
(LIBOR USD 3 Month + 5.75%),
5.84%, 07/20/31
(a)(b)(c)
......... 250 250,000
Neuberger Berman Loan Advisers CLO
39 Ltd., Series 2020-39A, Class E,
(LIBOR USD 3 Month + 7.20%),
7.39%, 01/20/32
(a)(b)
.......... 250 250,279
Neuberger Berman Loan Advisers CLO
42 Ltd., Series 2021-42A, Class A,
(LIBOR USD 3 Month + 1.10%),
1.24%, 07/16/35
(a)(b)
.......... 3,250 3,250,000
Niagara Park CLO Ltd., Series 2019-
1A, Class ER, (LIBOR USD 3 Month
+ 5.95%), 0.00%, 07/17/32
(a)(b)
... 2,500 2,500,000
Northwoods Capital 20 Ltd., Series
2019-20A, Class ER, (LIBOR USD 3
Month + 7.85%), 8.03%, 01/25/32
(a)(b)
1,250 1,252,487
Oaktree CLO, Series 2014-1A, Class
A2R, (LIBOR USD 3 Month +
1.85%), 2.01%, 05/13/29
(a)(b)
.... 250 250,028
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Oaktree CLO Ltd., Series 2015-1A,
Class DR, (LIBOR USD 3 Month +
5.20%), 5.39%, 10/20/27
(a)(b)
.... USD 2,000 $ 1,916,729
Ocean Beach Spc, Series 2020-1I,
Class A, 4.00%, 09/26/22 ...... 10,580 10,623,871
Ocean Trails CLO VI
(a)(b)
:
Series 2016-6A, Class BRR, (LIBOR
USD 3 Month + 1.45%), 1.63%,
07/15/28 ............... 3,680 3,673,129
Series 2016-6A, Class CRR, (LIBOR
USD 3 Month + 2.25%), 2.43%,
07/15/28 ............... 2,115 2,115,770
OCP CLO 2020-8R Ltd., Series 2020-
8RA, Class A1, (LIBOR USD 3
Month + 1.22%), 1.44%, 01/17/32
(a)(b)
6,150 6,156,348
OCP CLO Ltd.
(a)
:
Series 2013-4A, Class A2RR,
(LIBOR USD 3 Month + 1.45%),
1.63%, 04/24/29
(b)
......... 5,250 5,222,706
Series 2013-4A, Class BRR, (LIBOR
USD 3 Month + 1.90%), 2.08%,
04/24/29
(b)
.............. 19,500 19,461,528
Series 2013-4A, Class CRR, (LIBOR
USD 3 Month + 3.00%), 3.18%,
04/24/29
(b)
.............. 12,000 11,896,688
Series 2014-5A, Class A1R, (LIBOR
USD 3 Month + 1.08%), 1.26%,
04/26/31
(b)
.............. 1,410 1,410,051
Series 2014-7A, Class A2RR,
(LIBOR USD 3 Month + 1.65%),
1.84%, 07/20/29
(b)
......... 1,600 1,600,052
Series 2014-7A, Class B2RR,
5.11%, 07/20/29 .......... 3,830 3,863,416
Series 2015-9A, Class BR, (LIBOR
USD 3 Month + 1.75%), 1.93%,
07/15/27
(b)
.............. 7,920 7,891,094
Series 2015-10A, Class BR, (LIBOR
USD 3 Month + 1.85%), 2.03%,
10/26/27
(b)
.............. 1,750 1,747,610
Series 2015-10A, Class E, (LIBOR
USD 3 Month + 7.50%), 7.68%,
10/26/27
(b)
.............. 4,120 4,146,653
Series 2016-12A, Class A1R,
(LIBOR USD 3 Month + 1.12%),
1.31%, 10/18/28
(b)
......... 8,929 8,929,014
Series 2016-12A, Class A2R,
(LIBOR USD 3 Month + 1.60%),
1.79%, 10/18/28
(b)
......... 1,500 1,499,990
Series 2016-12A, Class CR, (LIBOR
USD 3 Month + 3.00%), 3.19%,
10/18/28
(b)
.............. 4,360 4,359,953
Series 2017-13A, Class A2A,
(LIBOR USD 3 Month + 1.80%),
1.98%, 07/15/30
(b)
......... 750 750,094
Series 2017-13A, Class D, (LIBOR
USD 3 Month + 6.63%), 6.81%,
07/15/30
(b)
.............. 3,080 3,079,875
Series 2017-14A, Class B, (LIBOR
USD 3 Month + 1.95%), 2.11%,
11/20/30
(b)
.............. 1,200 1,196,800
Series 2019-16A, Class ER, (LIBOR
USD 3 Month + 6.35%), 6.54%,
04/10/33
(b)
.............. 3,750 3,721,797
Series 2020-18A, Class AR, (LIBOR
USD 3 Month + 1.09%), 1.25%,
07/20/32
(b)(c)
............. 1,500 1,498,350

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2020-18A, Class DR, (LIBOR
USD 3 Month + 3.20%), 3.36%,
07/20/32
(b)(c)
............. USD 4,750 $ 4,742,875
Series 2020-18A, Class ER, (LIBOR
USD 3 Month + 6.43%), 6.59%,
07/20/32
(b)(c)
............. 3,750 3,702,750
Series 2020-19A, Class E, (LIBOR
USD 3 Month + 6.11%), 6.30%,
07/20/31
(b)
.............. 1,525 1,529,622
Series 2020-20A, Class D1, (LIBOR
USD 3 Month + 3.95%), 4.14%,
10/09/33
(b)
.............. 2,500 2,526,734
Series 2020-20A, Class E, (LIBOR
USD 3 Month + 7.66%), 7.85%,
10/09/33
(b)
.............. 1,500 1,514,602
Octagon Investment Partners 18-R
Ltd., Series 2018-18A, Class A1A,
(LIBOR USD 3 Month + 0.96%),
1.14%, 04/16/31
(a)(b)
.......... 276 274,779
Octagon Investment Partners 24 Ltd.,
Series 2015-1A, Class A2S, (LIBOR
USD 3 Month + 1.70%), 1.89%,
04/21/31
(a)(b)
............... 1,000 1,000,138
Octagon Investment Partners 30 Ltd.,
Series 2017-1A, Class D, (LIBOR
USD 3 Month + 6.20%), 6.39%,
03/17/30
(a)(b)
............... 500 499,519
Octagon Investment Partners 33 Ltd.,
Series 2017-1A, Class A1, (LIBOR
USD 3 Month + 1.19%), 1.38%,
01/20/31
(a)(b)
............... 1,750 1,750,064
Octagon Investment Partners 36 Ltd.,
Series 2018-1A, Class A1, (LIBOR
USD 3 Month + 0.97%), 1.15%,
04/15/31
(a)(b)
............... 250 249,938
Octagon Investment Partners 37 Ltd.,
Series 2018-2A, Class A2, (LIBOR
USD 3 Month + 1.58%), 1.76%,
07/25/30
(a)(b)
............... 1,000 996,391
Octagon Investment Partners 46 Ltd.
(a)
(b)
:
Series 2020-2A, Class D, (LIBOR
USD 3 Month + 4.60%), 4.78%,
07/15/33 ............... 2,750 2,752,990
Series 2020-2A, Class E, (LIBOR
USD 3 Month + 7.86%), 8.04%,
07/15/33 ............... 1,000 1,003,796
Octagon Investment Partners 48 Ltd.,
Series 2020-3A, Class D, (LIBOR
USD 3 Month + 4.00%), 4.19%,
10/20/31
(a)(b)
............... 250 250,905
Octagon Investment Partners 51 Ltd.,
Series 2021-1A, Class A, (LIBOR
USD 3 Month + 1.15%), 1.28%,
07/20/34
(a)(b)
............... 3,500 3,500,706
Octagon Investment Partners XV Ltd.,
Series 2013-1A, Class A2R, (LIBOR
USD 3 Month + 1.35%), 1.54%,
07/19/30
(a)(b)
............... 1,000 1,000,154
Octagon Investment Partners XVII
Ltd., Series 2013-1A, Class A1R2,
(LIBOR USD 3 Month + 1.00%),
1.18%, 01/25/31
(a)(b)
.......... 500 499,865
OHA Credit Funding 2 Ltd., Series
2019-2A, Class AR, (LIBOR USD 3
Month + 1.15%), 1.34%, 04/21/34
(a)(b)
4,500 4,500,787
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
OHA Credit Funding 3 Ltd.
(a)(b)
:
Series 2019-3A, Class AR, (LIBOR
USD 3 Month + 1.14%), 1.29%,
07/02/35 ............... USD 1,000 $ 1,000,000
Series 2019-3A, Class B1, (LIBOR
USD 3 Month + 1.80%), 1.99%,
07/20/32 ............... 250 250,027
Series 2019-3A, Class BR, (LIBOR
USD 3 Month + 1.65%), 1.80%,
07/02/35 ............... 250 250,000
OHA Credit Partners XI Ltd., Series
2015-11A, Class CR, (LIBOR USD 3
Month + 2.15%), 2.34%, 01/20/32
(a)(b)
300 300,032
OHA Credit Partners XIII Ltd., Series
2016-13A, Class E, (LIBOR USD 3
Month + 7.15%), 7.34%, 01/21/30
(a)(b)
740 742,884
OHA Loan Funding Ltd., Series 2013-
2A, Class AR, (LIBOR USD 3 Month
+ 1.04%), 1.19%, 05/23/31
(a)(b)
... 11,402 11,372,732
Owl Rock CLO VI Ltd., Series 2021-6A,
Class A, (LIBOR USD 3 Month +
1.45%), 1.64%, 06/21/32
(a)(b)
.... 1,500 1,494,104
OZLM Funding IV Ltd.
(a)(b)
:
Series 2013-4A, Class A1R, (LIBOR
USD 3 Month + 1.25%), 1.43%,
10/22/30 ............... 981 981,168
Series 2013-4A, Class A2R, (LIBOR
USD 3 Month + 1.70%), 1.88%,
10/22/30 ............... 960 959,998
OZLM VI Ltd.
(a)(b)
:
Series 2014-6A, Class A2AS,
(LIBOR USD 3 Month + 1.75%),
1.94%, 04/17/31 .......... 300 299,998
Series 2014-6A, Class SUB, 0.00%,
04/17/31 ............... 3,200 892,749
OZLM VIII Ltd.
(a)(b)
:
Series 2014-8A, Class A2RR,
(LIBOR USD 3 Month + 1.80%),
1.99%, 10/17/29 .......... 3,815 3,815,143
Series 2014-8A, Class CRR, (LIBOR
USD 3 Month + 3.15%), 3.34%,
10/17/29 ............... 1,835 1,803,891
OZLM XIV Ltd.
(a)(b)
:
Series 2015-14A, Class A2AR,
(LIBOR USD 3 Month + 1.70%),
1.88%, 01/15/29 .......... 8,000 8,001,430
Series 2015-14A, Class B1R,
(LIBOR USD 3 Month + 2.10%),
2.28%, 01/15/29 .......... 8,870 8,870,472
Series 2015-14A, Class CR, (LIBOR
USD 3 Month + 3.00%), 3.18%,
01/15/29 ............... 9,535 9,471,738
OZLM XIX Ltd., Series 2017-19A, Class
A2, (LIBOR USD 3 Month + 1.61%),
1.79%, 11/22/30
(a)(b)
.......... 7,135 7,152,856
OZLM XXIV Ltd., Series 2019-24A,
Class C1, (LIBOR USD 3 Month +
4.05%), 4.24%, 07/20/32
(a)(b)
.... 250 251,241
Palmer Square CLO Ltd.
(a)(b)
:
Series 2014-1A, Class A1R2,
(LIBOR USD 3 Month + 1.13%),
1.32%, 01/17/31 .......... 1,670 1,669,506
Series 2015-1A, Class A1A4,
(LIBOR USD 3 Month + 1.13%),
1.25%, 05/21/34 .......... 12,340 12,338,766

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2015-1A, Class A2R4,
(LIBOR USD 3 Month + 1.70%),
1.82%, 05/21/34
(c)
......... USD 2,500 $ 2,500,000
Series 2015-2A, Class DR2, (LIBOR
USD 3 Month + 5.75%), 5.94%,
07/20/30 ............... 3,500 3,494,103
Series 2018-1A, Class A1, (LIBOR
USD 3 Month + 1.03%), 1.22%,
04/18/31 ............... 6,260 6,260,792
Series 2018-3A, Class A2, (LIBOR
USD 3 Month + 1.35%), 1.51%,
08/15/26 ............... 10,427 10,415,617
Series 2018-3A, Class B, (LIBOR
USD 3 Month + 1.90%), 2.06%,
08/15/26 ............... 1,250 1,250,240
Series 2018-3A, Class D, (LIBOR
USD 3 Month + 4.40%), 4.56%,
08/15/26 ............... 3,050 3,050,008
Series 2018-3A, Class E, (LIBOR
USD 3 Month + 6.15%), 6.31%,
08/15/26 ............... 3,750 3,750,023
Series 2019-1A, Class C, (LIBOR
USD 3 Month + 3.75%), 3.90%,
11/14/32 ............... 400 402,008
Series 2021-2A, Class E, (LIBOR
USD 3 Month + 6.35%), 6.46%,
07/15/34 ............... 250 249,990
Palmer Square Loan Funding Ltd.
(a)(b)
:
Series 2018-4A, Class A2, (LIBOR
USD 3 Month + 1.45%), 1.61%,
11/15/26 ............... 250 250,020
Series 2018-4A, Class B, (LIBOR
USD 3 Month + 1.90%), 2.06%,
11/15/26 ............... 12,720 12,722,435
Series 2018-4A, Class C, (LIBOR
USD 3 Month + 2.55%), 2.71%,
11/15/26 ............... 7,050 7,053,825
Series 2018-4A, Class D, (LIBOR
USD 3 Month + 4.25%), 4.41%,
11/15/26 ............... 1,500 1,496,050
Series 2018-4A, Class E, (LIBOR
USD 3 Month + 6.00%), 6.16%,
11/15/26 ............... 1,360 1,360,275
Series 2018-5A, Class B, (LIBOR
USD 3 Month + 1.90%), 2.09%,
01/20/27 ............... 11,738 11,738,985
Series 2018-5A, Class C, (LIBOR
USD 3 Month + 2.55%), 2.74%,
01/20/27 ............... 7,255 7,258,930
Series 2018-5A, Class D, (LIBOR
USD 3 Month + 4.25%), 4.44%,
01/20/27 ............... 12,700 12,666,128
Series 2018-5A, Class SUB, (LIBOR
USD 3 Month + 0.00%), 0.00%,
01/20/27 ............... 4,750 3,506,787
Series 2019-1A, Class D, (LIBOR
USD 3 Month + 5.80%), 5.99%,
04/20/27 ............... 3,050 3,075,183
Series 2019-2A, Class B, (LIBOR
USD 3 Month + 2.25%), 2.44%,
04/20/27 ............... 250 250,072
Series 2019-2A, Class C, (LIBOR
USD 3 Month + 3.25%), 3.44%,
04/20/27 ............... 7,625 7,626,890
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2019-2A, Class D, (LIBOR
USD 3 Month + 5.50%), 5.69%,
04/20/27 ............... USD 1,500 $ 1,504,268
Series 2019-3A, Class A2, (LIBOR
USD 3 Month + 1.60%), 1.76%,
08/20/27 ............... 5,250 5,251,481
Series 2019-3A, Class C, (LIBOR
USD 3 Month + 3.40%), 3.56%,
08/20/27 ............... 6,800 6,805,351
Series 2019-4A, Class A2, (LIBOR
USD 3 Month + 1.60%), 1.78%,
10/24/27 ............... 2,250 2,250,320
Series 2019-4A, Class C, (LIBOR
USD 3 Month + 3.25%), 3.43%,
10/24/27 ............... 1,000 1,000,302
Series 2019-4A, Class D, (LIBOR
USD 3 Month + 5.90%), 6.08%,
10/24/27 ............... 3,225 3,214,497
Series 2020-1A, Class A2, (LIBOR
USD 3 Month + 1.35%), 1.51%,
02/20/28 ............... 2,750 2,745,301
Series 2020-2A, Class A2, (LIBOR
USD 3 Month + 1.55%), 1.74%,
04/20/28 ............... 8,750 8,750,680
Series 2020-2A, Class B, (LIBOR
USD 3 Month + 2.25%), 2.44%,
04/20/28 ............... 2,000 2,000,574
Series 2020-2A, Class C, (LIBOR
USD 3 Month + 3.00%), 3.19%,
04/20/28 ............... 1,000 1,000,123
Series 2020-2A, Class D, (LIBOR
USD 3 Month + 5.50%), 5.69%,
04/20/28 ............... 1,250 1,245,442
Series 2020-3A, Class C, (LIBOR
USD 3 Month + 3.93%), 4.12%,
07/20/28 ............... 4,600 4,603,627
Series 2020-3A, Class D, (LIBOR
USD 3 Month + 4.23%), 4.42%,
07/20/28 ............... 4,875 4,891,484
Series 2020-4A, Class C, (LIBOR
USD 3 Month + 3.60%), 3.75%,
11/25/28 ............... 3,000 3,010,257
Series 2020-4A, Class D, (LIBOR
USD 3 Month + 7.05%), 7.20%,
11/25/28 ............... 2,500 2,505,813
Series 2021-1A, Class D, (LIBOR
USD 3 Month + 6.00%), 6.15%,
04/20/29 ............... 3,000 3,004,299
Series 2021-2A, Class D, (LIBOR
USD 3 Month + 5.00%), 5.15%,
05/20/29 ............... 500 499,963
Series 2021-3A, Class C, (LIBOR
USD 3 Month + 2.50%), 0.00%,
07/20/29 ............... 5,250 5,250,000
Series 2021-3A, Class D, (LIBOR
USD 3 Month + 5.00%), 0.00%,
07/20/29 ............... 4,625 4,625,000
Parallel Ltd., Series 2015-1A, Class
C1R, (LIBOR USD 3 Month +
1.75%), 1.94%, 07/20/27
(a)(b)
.... 1,670 1,653,902
Park Avenue Institutional Advisers CLO
Ltd.
(a)(b)
:
Series 2016-1A, Class DR, (LIBOR
USD 3 Month + 5.85%), 6.00%,
08/23/31 ............... 4,250 4,127,037

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2017-1A, Class DR, (LIBOR
USD 3 Month + 6.81%), 6.96%,
02/14/34 ............... USD 3,250 $ 3,167,529
Series 2019-1A, Class A1, (LIBOR
USD 3 Month + 1.48%), 1.64%,
05/15/32 ............... 500 501,631
Series 2021-1A, Class D, (LIBOR
USD 3 Month + 7.30%), 7.50%,
01/20/34 ............... 550 548,084
Pikes Peak CLO 1, Series 2018-1A,
Class A, (LIBOR USD 3 Month +
1.18%), 1.36%, 07/24/31
(a)(b)
.... 250 250,132
Pikes Peak CLO 4, Series 2019-4A,
Class D, (LIBOR USD 3 Month +
4.10%), 4.28%, 07/15/32
(a)(b)
.... 375 375,257
Pikes Peak CLO 6, Series 2020-6A,
Class ER2, (LIBOR USD 3 Month +
6.43%), 6.59%, 05/18/34
(a)(b)
.... 500 499,965
PPM CLO 2 Ltd.
(a)(b)
:
Series 2019-2A, Class BR, (LIBOR
USD 3 Month + 1.75%), 1.93%,
04/16/32 ............... 3,500 3,485,103
Series 2019-2A, Class DR, (LIBOR
USD 3 Month + 3.40%), 3.58%,
04/16/32 ............... 1,250 1,249,985
Recette CLO Ltd., Series 2015-1A,
Class DRR, (LIBOR USD 3 Month +
3.25%), 3.44%, 04/20/34
(a)(b)(c)
... 1,250 1,248,125
Regatta IX Funding Ltd., Series 2017-
1A, Class B, (LIBOR USD 3 Month +
1.80%), 1.99%, 04/17/30
(a)(b)
.... 1,250 1,250,304
Regatta VI Funding Ltd.
(a)(b)(c)
:
Series 2016-1A, Class DR2, (LIBOR
USD 3 Month + 3.10%), 3.23%,
04/20/34 ............... 3,000 3,000,000
Series 2016-1A, Class ER2, (LIBOR
USD 3 Month + 6.75%), 6.88%,
04/20/34 ............... 1,500 1,500,000
Regatta VII Funding Ltd.
(a)(b)
:
Series 2016-1A, Class A1R2,
(LIBOR USD 3 Month + 1.15%),
1.28%, 06/20/34 .......... 1,300 1,300,000
Series 2016-1A, Class BR2, (LIBOR
USD 3 Month + 1.60%), 1.73%,
06/20/34
(c)
.............. 250 250,000
Regatta XIII Funding Ltd., Series 2018-
2A, Class C, (LIBOR USD 3 Month +
3.10%), 3.28%, 07/15/31
(a)(b)
.... 375 375,040
Regatta XVII Funding Ltd., Series 2020-
1A, Class D, (LIBOR USD 3 Month +
4.15%), 4.33%, 10/15/33
(a)(b)
.... 600 611,721
Rockford Tower CLO Ltd.
(a)(b)
:
Series 2017-2A, Class CR, (LIBOR
USD 3 Month + 1.90%), 2.08%,
10/15/29 ............... 1,250 1,245,395
Series 2017-2A, Class DR, (LIBOR
USD 3 Month + 2.85%), 3.03%,
10/15/29 ............... 5,360 5,344,538
Series 2017-2A, Class ER, (LIBOR
USD 3 Month + 6.25%), 6.43%,
10/15/29 ............... 4,500 4,470,828
Series 2017-3A, Class A, (LIBOR
USD 3 Month + 1.19%), 1.38%,
10/20/30 ............... 11,725 11,727,348
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2017-3A, Class E, (LIBOR
USD 3 Month + 5.75%), 5.94%,
10/20/30 ............... USD 5,555 $ 5,390,701
Series 2017-3A, Class SUB, 0.00%,
10/20/30 ............... 1,750 1,285,263
Series 2018-1A, Class A, (LIBOR
USD 3 Month + 1.10%), 1.26%,
05/20/31 ............... 1,000 1,000,459
Series 2018-1A, Class B, (LIBOR
USD 3 Month + 1.72%), 1.88%,
05/20/31 ............... 250 250,193
Series 2018-1A, Class SUB, 0.00%,
05/20/31 ............... 1,750 1,273,690
Series 2018-2A, Class A, (LIBOR
USD 3 Month + 1.16%), 1.35%,
10/20/31 ............... 1,159 1,158,578
Series 2018-2A, Class B, (LIBOR
USD 3 Month + 1.80%), 1.99%,
10/20/31 ............... 1,087 1,088,183
Series 2018-2A, Class E, (LIBOR
USD 3 Month + 6.00%), 6.19%,
10/20/31 ............... 1,690 1,643,204
Series 2018-2A, Class SUB, 0.00%,
10/20/31 ............... 1,750 1,207,500
Series 2021-1A, Class A1, (LIBOR
USD 3 Month + 1.17%), 1.25%,
07/20/34
(c)
.............. 5,990 5,990,000
Series 2021-1A, Class C, (LIBOR
USD 3 Month + 2.00%), 2.08%,
07/20/34
(c)
.............. 250 250,000
Romark CLO III Ltd., Series 2019-3A,
Class C, (LIBOR USD 3 Month +
3.90%), 4.08%, 07/15/32
(a)(b)
.... 250 250,323
Romark CLO IV Ltd.
(a)(b)
:
Series 2021-4A, Class C1, (LIBOR
USD 3 Month + 3.20%), 3.35%,
07/10/34 ............... 3,500 3,500,122
Series 2021-4A, Class C2, (LIBOR
USD 3 Month + 5.00%), 5.15%,
07/10/34 ............... 1,750 1,749,940
Series 2021-4A, Class D, (LIBOR
USD 3 Month + 6.95%), 7.10%,
07/10/34 ............... 1,000 999,861
Romark CLO Ltd., Series 2017-1A,
Class B, (LIBOR USD 3 Month +
2.15%), 2.32%, 10/23/30
(a)(b)
.... 1,650 1,647,570
Romark WM-R Ltd., Series 2018-1A,
Class A1, (LIBOR USD 3 Month +
1.03%), 1.22%, 04/20/31
(a)(b)
.... 421 420,508
RR 11 Ltd.
(a)(b)
:
Series 2020-11A, Class A2, (LIBOR
USD 3 Month + 2.10%), 2.28%,
10/15/31 ............... 1,375 1,377,053
Series 2020-11A, Class D, (LIBOR
USD 3 Month + 7.12%), 7.30%,
10/15/31 ............... 2,360 2,365,299
RR 17 Ltd., Series 2021-17A, Class
SUB, 0.00%, 07/15/34
(a)(b)
...... 16,475 14,827,500
RR 3 Ltd., Series 2018-3A, Class A1R2,
(LIBOR USD 3 Month + 1.09%),
1.27%, 01/15/30
(a)(b)
.......... 500 499,555
RR 4 Ltd., Series 2018-4A, Class A2,
(LIBOR USD 3 Month + 1.55%),
1.73%, 04/15/30
(a)(b)
.......... 2,000 1,995,103
Seneca Park CLO Ltd., Series 2014-1A,
Class SUB, 0.00%, 07/17/26
(a)(b)
.. 2,000 7,000

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Shackleton CLO Ltd.
(a)(b)
:
Series 2015-7RA, Class C, (LIBOR
USD 3 Month + 2.35%), 2.53%,
07/15/31 ............... USD 250 $ 249,988
Series 2016-9A, Class AR, (LIBOR
USD 3 Month + 1.13%), 1.32%,
10/20/28 ............... 650 650,108
Signal Peak CLO 4 Ltd., Series 2017-
4A, Class A, (LIBOR USD 3 Month +
1.21%), 1.39%, 10/26/29
(a)(b)
.... 2,310 2,310,689
Silver Creek CLO Ltd.
(a)(b)
:
Series 2014-1A, Class AR, (LIBOR
USD 3 Month + 1.24%), 1.43%,
07/20/30 ............... 3,750 3,751,673
Series 2014-1A, Class DR, (LIBOR
USD 3 Month + 3.35%), 3.54%,
07/20/30 ............... 500 499,486
Sixth Street CLO XIX Ltd.
(a)(b)
:
Series 2021-19A, Class A, (LIBOR
USD 3 Month + 1.10%), 1.23%,
07/20/34 ............... 9,500 9,500,000
Series 2021-19A, Class E, (LIBOR
USD 3 Month + 5.90%), 6.03%,
07/20/34 ............... 5,000 5,000,000
Sixth Street CLO XVI Ltd., Series 2020-
16A, Class E, (LIBOR USD 3 Month
+ 7.32%), 7.51%, 10/20/32
(a)(b)
... 1,613 1,615,102
Sixth Street CLO XVIII Ltd., Series
2021-18A, Class E, (LIBOR USD 3
Month + 6.50%), 6.50%, 04/20/34
(a)(b)
4,000 3,998,960
Sound Point CLO II Ltd., Series 2013-
1A, Class A1R, (LIBOR USD 3
Month + 1.07%), 1.25%, 01/26/31
(a)(b)
525 524,998
Sound Point CLO XI Ltd., Series 2016-
1A, Class CR, (LIBOR USD 3 Month
+ 2.25%), 2.44%, 07/20/28
(a)(b)
... 4,670 4,670,180
Sound Point CLO XV Ltd.
(a)(b)
:
Series 2017-1A, Class BR, (LIBOR
USD 3 Month + 1.50%), 1.67%,
01/23/29 ............... 2,000 1,996,446
Series 2017-1A, Class CR, (LIBOR
USD 3 Month + 2.05%), 2.22%,
01/23/29 ............... 3,350 3,343,313
Sound Point CLO XXIV, Series 2019-
3A, Class D, (LIBOR USD 3 Month +
4.11%), 4.29%, 10/25/32
(a)(b)
.... 1,500 1,504,577
Sound Point CLO XXIX Ltd., Series
2021-1A, Class D, (LIBOR USD 3
Month + 3.50%), 3.64%, 04/25/34
(a)(b)
345 343,561
Sound Point CLO XXVI Ltd.
(a)(b)
:
Series 2020-1A, Class D, (LIBOR
USD 3 Month + 4.70%), 4.89%,
07/20/30 ............... 3,000 2,999,700
Series 2020-1A, Class DR, (LIBOR
USD 3 Month + 3.35%), 0.00%,
07/20/34 ............... 3,600 3,600,000
Sound Point CLO XXVIII Ltd., Series
2020-3A, Class A1, (LIBOR USD 3
Month + 1.28%), 1.53%, 01/25/32
(a)(b)
1,000 1,003,183
Steele Creek CLO Ltd., Series 2017-
1A, Class A, (LIBOR USD 3 Month +
1.25%), 1.43%, 10/15/30
(a)(b)
.... 420 420,018
Strata CLO I Ltd.
(a)(b)
:
Series 2018-1A, Class E, (LIBOR
USD 3 Month + 7.08%), 7.26%,
01/15/31 ............... 1,690 1,593,407
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2018-1A, Class USUB,
0.00%, 01/15/18 .......... USD 7,680 $ 4,466,181
Symphony CLO XIV Ltd., Series 2014-
14A, Class B1RR, (LIBOR USD 3
Month + 1.70%), 1.89%, 07/14/26
(a)(b)
24,000 23,984,407
Symphony CLO XVI Ltd., Series
2015-16A, Class AR, (LIBOR USD 3
Month + 1.15%), 1.33%, 10/15/31
(a)(b)
300 300,075
Symphony CLO XXI Ltd.:
  3.43%, 07/15/32 ........... 1,750 1,750,000
Series 2019-21A, Class A, (LIBOR
USD 3 Month + 1.38%), 1.56%,
07/15/32
(a)(b)
............. 3,500 3,497,020
TCW CLO Ltd.
(a)(b)
:
Series 2019-2A, Class D1, (LIBOR
USD 3 Month + 3.95%), 4.14%,
10/20/32 ............... 350 350,839
Series 2019-2A, Class D2A, (LIBOR
USD 3 Month + 4.89%), 5.08%,
10/20/32 ............... 250 251,422
Series 2020-1A, Class DRR, (LIBOR
USD 3 Month + 3.40%), 3.56%,
04/20/34
(c)
.............. 1,500 1,499,933
TIAA CLO III Ltd.
(a)(b)
:
Series 2017-2A, Class A, (LIBOR
USD 3 Month + 1.15%), 1.33%,
01/16/31 ............... 269 269,000
Series 2017-2A, Class B, (LIBOR
USD 3 Month + 1.50%), 1.68%,
01/16/31 ............... 750 749,738
TICP CLO II-2 Ltd., Series 2018-IIA,
Class C, (LIBOR USD 3 Month +
2.95%), 3.14%, 04/20/28
(a)(b)
.... 590 590,016
TICP CLO IX Ltd.
(a)(b)
:
Series 2017-9A, Class A, (LIBOR
USD 3 Month + 1.14%), 1.33%,
01/20/31 ............... 2,000 1,999,392
Series 2017-9A, Class B, (LIBOR
USD 3 Month + 1.60%), 1.79%,
01/20/31 ............... 250 250,118
Series 2017-9A, Class D, (LIBOR
USD 3 Month + 2.90%), 3.09%,
01/20/31 ............... 500 499,995
TICP CLO V Ltd., Series 2016-5A,
Class ER, (LIBOR USD 3 Month +
5.75%), 5.94%, 07/17/31
(a)(b)
.... 1,000 970,712
TICP CLO VII Ltd., Series 2017-7A,
Class ER, (LIBOR USD 3 Month +
7.05%), 7.23%, 04/15/33
(a)(b)
.... 2,900 2,910,393
TICP CLO VIII Ltd., Series 2017-8A,
Class B, (LIBOR USD 3 Month +
2.15%), 2.34%, 10/20/30
(a)(b)
.... 500 500,051
TICP CLO X Ltd., Series 2018-10A,
Class E, (LIBOR USD 3 Month +
5.50%), 5.69%, 04/20/31
(a)(b)
.... 500 490,808
TICP CLO XI Ltd.
(a)(b)
:
Series 2018-11A, Class A, (LIBOR
USD 3 Month + 1.18%), 1.37%,
10/20/31 ............... 500 500,032
Series 2018-11A, Class E, (LIBOR
USD 3 Month + 6.00%), 6.19%,
10/20/31 ............... 1,425 1,418,252
TICP CLO XII Ltd.
(a)(b)
:
Series 2018-12A, Class A, (LIBOR
USD 3 Month + 1.11%), 1.29%,
01/15/31 ............... 250 249,818

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2018-12A, Class E, (LIBOR
USD 3 Month + 5.50%), 5.68%,
01/15/31 ............... USD 1,250 $ 1,245,161
TICP CLO XIII Ltd., Series 2019-13A,
Class CR, (LIBOR USD 3 Month +
2.10%), 2.22%, 04/15/34
(a)(b)
.... 3,000 3,007,776
TICP CLO XV Ltd., Series 2020-15A,
Class E, (LIBOR USD 3 Month +
6.15%), 6.34%, 04/20/33
(a)(b)
.... 500 500,013
Treman Park CLO Ltd., Series 2015-1A,
Class DRR, (LIBOR USD 3 Month +
2.65%), 2.84%, 10/20/28
(a)(b)
.... 5,560 5,567,942
Trestles CLO II Ltd., Series 2018-2A,
Class D, (LIBOR USD 3 Month +
5.75%), 5.93%, 07/25/31
(a)(b)
.... 3,860 3,749,825
Trestles CLO III Ltd.
(a)(b)
:
Series 2020-3A, Class A1, (LIBOR
USD 3 Month + 1.33%), 1.52%,
01/20/33 ............... 4,750 4,755,404
Series 2020-3A, Class B1, (LIBOR
USD 3 Month + 1.85%), 2.04%,
01/20/33 ............... 1,500 1,501,911
Series 2020-3A, Class E, (LIBOR
USD 3 Month + 6.50%), 6.69%,
01/20/33 ............... 2,250 2,238,912
Series 2020-3A, Class SUB, (LIBOR
USD 3 Month + 0.00%), 0.00%,
01/20/33 ............... 1,000 792,714
Trestles CLO Ltd.
(a)(b)
:
Series 2017-1A, Class B1R, (LIBOR
USD 3 Month + 1.75%), 1.95%,
04/25/32 ............... 5,050 5,037,145
Series 2017-1A, Class CR, (LIBOR
USD 3 Month + 2.90%), 3.10%,
04/25/32 ............... 1,500 1,494,213
Triaxx Prime CDO Ltd., Series 2006-1A,
Class A2, (LIBOR USD 3 Month +
0.45%), 0.58%, 03/03/39
(a)(b)
.... 50,060 758,659
Trimaran Cavu Ltd.
(a)(b)
:
Series 2019-1A, Class B, (LIBOR
USD 3 Month + 2.20%), 2.39%,
07/20/32 ............... 250 250,106
Series 2019-1A, Class C1, (LIBOR
USD 3 Month + 3.15%), 3.34%,
07/20/32 ............... 500 501,651
Series 2019-1A, Class D, (LIBOR
USD 3 Month + 4.15%), 4.34%,
07/20/32 ............... 1,500 1,510,509
Trimaran CAVU Ltd., Series 2019-2A,
Class C, (LIBOR USD 3 Month +
4.72%), 4.91%, 11/26/32
(a)(b)
.... 575 579,247
Trinitas CLO IV Ltd., Series 2016-4A,
Class A2L2, (LIBOR USD 3 Month +
1.40%), 1.53%, 10/18/31
(a)(b)
.... 900 900,014
Trinitas CLO IX Ltd.
(a)(b)
:
Series 2018-9A, Class B1, (LIBOR
USD 3 Month + 1.95%), 2.14%,
01/20/32 ............... 250 250,074
Series 2018-9A, Class C, (LIBOR
USD 3 Month + 2.35%), 2.54%,
01/20/32 ............... 750 743,684
Trinitas CLO XI Ltd., Series 2019-11A,
Class C, (LIBOR USD 3 Month +
3.15%), 3.33%, 07/15/32
(a)(b)
.... 1,000 1,003,040
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Trinitas CLO XIV Ltd.
(a)(b)
:
Series 2020-14A, Class B, (LIBOR
USD 3 Month + 2.00%), 2.18%,
01/25/34 ............... USD 1,160 $ 1,162,570
Series 2020-14A, Class C, (LIBOR
USD 3 Month + 3.00%), 3.18%,
01/25/34 ............... 625 627,992
Trinitas CLO XVI Ltd., Series 2021-16A,
Class E, (LIBOR USD 3 Month +
7.00%), 0.00%, 07/20/34
(a)(b)
.... 6,000 5,938,800
Tryon Park CLO Ltd., Series 2013-1A,
Class A2R, (LIBOR USD 3 Month +
1.50%), 1.68%, 04/15/29
(a)(b)
.... 1,900 1,903,344
Venture 40 CLO Ltd., Series 2020-40A,
Class D1, (LIBOR USD 3 Month +
4.59%), 4.74%, 11/24/31
(a)(b)
.... 1,350 1,356,457
Voya CLO Ltd.
(a)(b)
:
Series 2014-3A, Class CR, (LIBOR
USD 3 Month + 2.65%), 2.83%,
07/25/26 ............... 800 799,945
Series 2015-2A, Class BR, (LIBOR
USD 3 Month + 1.50%), 1.67%,
07/23/27 ............... 750 748,776
Series 2015-3A, Class A1R, (LIBOR
USD 3 Month + 1.19%), 1.38%,
10/20/31 ............... 1,500 1,500,416
Series 2017-1A, Class A1R, (LIBOR
USD 3 Month + 0.95%), 1.07%,
04/17/30
(c)
.............. 1,000 999,300
Series 2017-2A, Class A1R, (LIBOR
USD 3 Month + 0.98%), 1.16%,
06/07/30 ............... 280 280,018
Series 2017-4A, Class A1, (LIBOR
USD 3 Month + 1.13%), 1.31%,
10/15/30 ............... 3,750 3,750,703
Series 2017-4A, Class B, (LIBOR
USD 3 Month + 1.45%), 1.63%,
10/15/30 ............... 750 748,283
Series 2020-1A, Class E, (LIBOR
USD 3 Month + 7.55%), 7.73%,
07/16/31
(c)
.............. 1,250 1,253,475
Series 2020-2A, Class E, (LIBOR
USD 3 Month + 7.85%), 8.04%,
07/19/31 ............... 375 375,421
Whitebox CLO I Ltd.
(a)(b)
:
Series 2019-1A, Class ANA, (LIBOR
USD 3 Month + 1.41%), 1.59%,
07/24/32 ............... 500 499,813
Series 2019-1A, Class C, (LIBOR
USD 3 Month + 4.35%), 4.53%,
07/24/32 ............... 6,280 6,285,912
Series 2019-1A, Class D, (LIBOR
USD 3 Month + 7.45%), 7.63%,
07/24/32 ............... 2,250 2,249,554
Whitebox CLO II Ltd.
(a)(b)
:
Series 2020-2A, Class B, (LIBOR
USD 3 Month + 2.25%), 2.43%,
10/24/31 ............... 3,750 3,764,251
Series 2020-2A, Class D, (LIBOR
USD 3 Month + 4.15%), 4.33%,
10/24/31 ............... 6,250 6,264,531
Series 2020-2A, Class E, (LIBOR
USD 3 Month + 7.85%), 8.03%,
10/24/31 ............... 2,000 2,002,355

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
York CLO 1 Ltd., Series 2014-1A,
Class CRR, (LIBOR USD 3 Month +
2.10%), 2.28%, 10/22/29
(a)(b)
.... USD 250 $ 249,737
York CLO-3 Ltd.
(a)(b)
:
Series 2016-1A, Class AR, (LIBOR
USD 3 Month + 1.25%), 1.44%,
10/20/29 ............... 6,540 6,541,298
Series 2016-1A, Class BR, (LIBOR
USD 3 Month + 1.75%), 1.94%,
10/20/29 ............... 10,455 10,467,458
Series 2016-1A, Class DR, (LIBOR
USD 3 Month + 3.60%), 3.79%,
10/20/29 ............... 10,528 10,536,860
Series 2016-1A, Class ER, (LIBOR
USD 3 Month + 6.40%), 6.59%,
10/20/29 ............... 7,052 6,992,012
Series 2016-1A, Class FR, (LIBOR
USD 3 Month + 7.25%), 7.44%,
10/20/29 ............... 2,917 2,670,346
Series 2016-1A, Class SUB, 0.00%,
10/20/29 ............... 10,535 5,252,239
York CLO-4 Ltd.
(a)(b)
:
Series 2016-2A, Class BR, (LIBOR
USD 3 Month + 1.55%), 1.74%,
04/20/32 ............... 2,750 2,735,674
Series 2016-2A, Class CR, (LIBOR
USD 3 Month + 2.15%), 2.34%,
04/20/32 ............... 4,900 4,857,999
Series 2016-2A, Class DR, (LIBOR
USD 3 Month + 3.15%), 3.34%,
04/20/32 ............... 6,500 6,500,307
Series 2016-2A, Class ER, (LIBOR
USD 3 Month + 6.75%), 6.94%,
04/20/32 ............... 7,000 7,013,570
Series 2016-2A, Class SUB, 0.00%,
04/20/32 ............... 11,990 7,060,300
York CLO-7 Ltd., Series 2019-2A, Class
C, (LIBOR USD 3 Month + 2.75%),
2.93%, 01/22/33
(a)(b)
.......... 500 498,891
York CLO-8 Ltd.
(a)(b)
:
Series 2020-1A, Class D1, (LIBOR
USD 3 Month + 4.50%), 4.69%,
04/20/32 ............... 3,500 3,515,052
Series 2020-1A, Class E, (LIBOR
USD 3 Month + 7.88%), 8.07%,
04/20/32 ............... 600 601,772
1,906,362,525
France — 0.0%
(b)
FCT Autonoria:
Series 2019-1, Class C, (EURIBOR
1 Month + 1.20%), 0.65%,
09/25/35 ............... EUR 603 715,360
Series 2019-1, Class D, (EURIBOR
1 Month + 1.60%), 1.05%,
09/25/35 ............... 402 475,426
Series 2019-1, Class E, (EURIBOR
1 Month + 2.70%), 2.15%,
09/25/35 ............... 1,003 1,185,662
Series 2019-1, Class F, (EURIBOR 1
Month + 3.70%), 3.15%, 09/25/35 335 396,036
FCT Noria:
Series 2018-1, Class D, (EURIBOR
1 Month + 1.50%), 0.95%,
06/25/38 ............... 532 631,193
Security
Par (000)
Par (000) Value
France (continued)
Series 2018-1, Class E, (EURIBOR
1 Month + 2.65%), 2.10%,
06/25/38 ............... EUR 563 $ 670,437
4,074,114
Germany — 0.0%
Red & Black Auto Germany UG
(b)
:
Series 6, Class C, (EURIBOR 1
Month + 1.40%), 0.85%, 10/15/28 171 202,447
Series 6, Class D, (EURIBOR 1
Month + 2.25%), 1.70%, 10/15/28 171 202,304
404,751
Ireland — 0.9%
(b)
Alme Loan Funding V DAC, Series 5A,
Class ER, (EURIBOR 3 Month +
5.41%), 5.41%, 07/15/31
(a)
..... 3,800 4,449,027
Anchorage Capital Europe CLO 2 DAC:
Series 2A, Class B1R, (EURIBOR
3 Month + 1.60%), 1.60%,
04/15/34
(a)
.............. 4,813 5,694,338
Series 2A, Class CR, (EURIBOR
3 Month + 2.40%), 2.40%,
04/15/34
(a)
.............. 1,794 2,140,118
Series 2A, Class DR, (EURIBOR
3 Month + 3.55%), 3.55%,
04/15/34
(a)
.............. 3,800 4,534,374
Series 2A, Class ER, (EURIBOR
3 Month + 6.45%), 6.45%,
04/15/34
(a)
.............. 1,080 1,270,224
Series 2X, Class ER, (EURIBOR 3
Month + 6.45%), 6.45%, 04/15/34 1,580 1,858,291
Anchorage Capital Europe CLO DAC:
Series 4A, Class D, (EURIBOR
3 Month + 3.20%), 3.20%,
04/25/34
(a)
.............. 1,340 1,599,265
Series 4X, Class E, (EURIBOR 3
Month + 5.71%), 5.71%, 04/25/34 896 1,041,808
Aqueduct European CLO 2 DAC:
Series 2017-2X, Class B1,
(EURIBOR 3 Month + 1.20%),
1.20%, 10/15/30 .......... 2,518 2,986,592
Series 2017-2X, Class E, (EURIBOR
3 Month + 4.40%), 4.40%,
10/15/30 ............... 534 603,654
Aqueduct European CLO 4 DAC:
Series 2019-4A, Class B1,
(EURIBOR 3 Month + 1.80%),
1.80%, 07/15/32
(a)
......... 250 296,694
Series 2019-4X, Class B1,
(EURIBOR 3 Month + 1.80%),
1.80%, 07/15/32 .......... 500 593,389
Aqueduct European CLO 5 DAC
(a)
:
Series 2020-5A, Class B1,
(EURIBOR 3 Month + 2.00%),
2.00%, 04/20/32 .......... 2,250 2,671,094
Series 2020-5A, Class C, (EURIBOR
3 Month + 2.80%), 2.80%,
04/20/32 ............... 2,250 2,673,995
Series 2020-5A, Class D, (EURIBOR
3 Month + 3.80%), 3.80%,
04/20/32 ............... 750 890,095
Aqueduct European CLO DAC, Series
2019-3X, Class AR, (EURIBOR 3
Month + 0.93%), 0.93%, 08/15/34 5,000 5,928,750

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Ireland (continued)
ARBOUR CLO VIII DAC, Series 8A,
Class C, (EURIBOR 3 Month +
2.90%), 2.90%, 07/15/33
(a)(c)
.... EUR 525 $ 627,599
Ares European CLO VII DAC:
Series 7X, Class AAR, (EURIBOR 3
Month + 1.50%), 1.50%, 10/15/30 1,200 1,419,584
Series 7X, Class DR, (EURIBOR 3
Month + 5.26%), 5.26%, 10/15/30 250 292,027
Ares European CLO X DAC, Series
10A, Class DR, (EURIBOR 3 Month
+ 2.80%), 2.80%, 10/15/31
(a)
.... 2,000 2,371,500
Ares European CLO XII DAC:
Series 12X, Class B1, (EURIBOR 3
Month + 1.75%), 1.75%, 04/20/32 675 801,703
Series 12X, Class E, (EURIBOR 3
Month + 6.10%), 6.10%, 04/20/32 338 396,468
Armada Euro CLO III DAC
(a)(c)
:
Series 3A, Class CR, (EURIBOR 3
Month + 2.35%), 2.35%, 07/15/31 4,500 5,341,211
Series 3A, Class DR, (EURIBOR 3
Month + 3.30%), 3.30%, 07/15/31 2,800 3,321,428
Aurium CLO II DAC, Series 2X, Class
ERR, (EURIBOR 3 Month + 6.08%),
0.00%, 06/22/34 ............ 1,050 1,220,137
Aurium CLO VIII DAC, Series 8X, Class
A, (EURIBOR 3 Month + 0.85%),
0.85%, 06/23/34 ............ 5,000 5,921,636
Avoca CLO XIV DAC:
Series 14X, Class ER, (EURIBOR 3
Month + 4.70%), 4.70%, 01/12/31 2,240 2,603,612
Series 14X, Class FR, (EURIBOR 3
Month + 6.35%), 6.35%, 01/12/31 1,100 1,250,097
Series 14X, Class SUB, 0.00%,
01/12/31 ............... 4,510 3,903,764
Avoca CLO XV DAC:
Series 15X, Class B2R, (EURIBOR
3 Month + 1.05%), 1.05%,
04/15/31 ............... 150 176,324
Series 15X, Class ER, (EURIBOR 3
Month + 4.13%), 4.13%, 04/15/31 1,305 1,485,822
Series 15X, Class FR, (EURIBOR 3
Month + 5.84%), 5.84%, 04/15/31 1,760 1,961,798
Series 15X, Class M1, 0.00%,
04/15/31 ............... 3,100 2,601,822
Avoca CLO XVIII DAC:
Series 18X, Class B1, (EURIBOR 3
Month + 1.25%), 1.25%, 04/15/31 5,800 6,865,851
Series 18X, Class C, (EURIBOR 3
Month + 1.75%), 1.75%, 04/15/31 150 177,805
Series 18X, Class E, (EURIBOR 3
Month + 4.60%), 4.60%, 04/15/31 2,300 2,628,625
Avoca CLO XX DAC, Series 20X, Class
E, (EURIBOR 3 Month + 5.75%),
5.75%, 07/15/32 ............ 945 1,101,652
Avoca CLO XXII DAC:
Series 22A, Class D, (EURIBOR
3 Month + 2.90%), 2.90%,
04/15/35
(a)(c)
............. 970 1,140,864
Series 22A, Class E, (EURIBOR
3 Month + 5.23%), 5.23%,
04/15/35
(a)(c)
............. 970 1,119,631
Series 22X, Class B1, (EURIBOR 3
Month + 1.30%), 1.30%, 04/15/35 710 835,389
Avoca CLO XXIII DAC, Series 23A,
Class D, (EURIBOR 3 Month +
3.05%), 3.05%, 04/15/34
(a)(c)
.... 750 889,312
Security
Par (000)
Par (000) Value
Ireland (continued)
Avoca CLO XXIV DAC, Series 24A,
Class AR, (EURIBOR 3 Month +
0.90%), 0.90%, 07/15/34
(a)
..... EUR 3,210 $ 3,806,258
Bain Capital Euro CLO DAC:
Series 2019-1X, Class C, (EURIBOR
3 Month + 2.40%), 2.40%,
04/15/32 ............... 1,080 1,287,815
Series 2019-1X, Class E, (EURIBOR
3 Month + 6.81%), 6.81%,
04/15/32 ............... 1,900 2,230,368
BBAM European CLO I DAC:
Series 1X, Class AR, (EURIBOR 3
Month + 0.87%), 0.87%, 07/22/34 5,000 5,928,750
Series 1X, Class ER, (EURIBOR 3
Month + 5.91%), 5.91%, 07/22/34 1,050 1,232,587
Bilbao CLO I DAC:
Series 1A, Class D, (EURIBOR
3 Month + 4.73%), 4.73%,
07/20/31
(a)
.............. 2,500 2,898,541
Series 1X, Class A2A, (EURIBOR 3
Month + 1.30%), 1.30%, 07/20/31 4,300 5,091,089
Bilbao CLO II DAC, Series 2X, Class
A2A, (EURIBOR 3 Month + 1.85%),
1.85%, 05/20/32 ............ 1,007 1,193,727
BlueMountain CLO DAC
(c)
:
Series 2021-1A, Class D, (EURIBOR
3 Month + 3.20%), 3.20%,
04/15/34
(a)
.............. 1,190 1,412,059
Series 2021-1A, Class E, (EURIBOR
3 Month + 5.41%), 5.41%,
04/15/34
(a)
.............. 2,120 2,464,067
Series 2021-1X, Class E, (EURIBOR
3 Month + 5.41%), 5.41%,
04/15/34 ............... 1,050 1,231,068
BlueMountain Fuji EUR CLO III DAC,
Series 3X, Class E, (EURIBOR 3
Month + 5.26%), 5.26%, 01/15/31 1,330 1,574,364
BlueMountain Fuji Eur CLO IV DAC,
Series 4X, Class A2, (EURIBOR 3
Month + 1.35%), 1.35%, 03/30/32 350 414,588
BlueMountain Fuji Eur CLO V DAC,
Series 5X, Class C, (EURIBOR 3
Month + 2.45%), 2.45%, 01/15/33 500 595,206
Bridgepoint CLO 1 DAC, Series 1X,
Class E, (EURIBOR 3 Month +
6.08%), 6.08%, 01/15/34 ....... 269 316,788
Cairn CLO IX DAC, Series 2018-9X,
Class A, (EURIBOR 3 Month +
0.71%), 0.71%, 04/25/32 ....... 2,700 3,202,279
Cairn CLO XI DAC, Series 2019-11A,
Class E, (EURIBOR 3 Month +
6.77%), 6.77%, 07/15/35
(a)
..... 335 393,428
Cairn CLO XII DAC
(a)(c)
:
Series 2020-12A, Class B,
(EURIBOR 3 Month + 2.30%),
2.30%, 04/15/33 .......... 400 476,262
Series 2020-12A, Class C,
(EURIBOR 3 Month + 3.00%),
3.00%, 04/15/33 .......... 837 997,212
Capital Four CLO I DAC, Series 1X,
Class E, (EURIBOR 3 Month +
6.47%), 6.47%, 01/15/33 ....... 1,475 1,732,056
Capital Four CLO II DAC, Series 2X,
Class E, (EURIBOR 3 Month +
5.91%), 5.91%, 01/15/34 ....... 1,050 1,214,766

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Ireland (continued)
CIFC European Funding CLO I DAC,
Series 1X, Class E, (EURIBOR 3
Month + 5.86%), 5.86%, 07/15/32 EUR 1,378 $ 1,617,512
CIFC European Funding CLO II DAC,
Series 2X, Class B1, (EURIBOR 3
Month + 1.60%), 1.60%, 04/15/33 400 473,461
CIFC European Funding CLO III DAC:
Series 3A, Class C, (EURIBOR
3 Month + 2.50%), 2.50%,
01/15/34
(a)
.............. 500 597,902
Series 3A, Class D, (EURIBOR
3 Month + 3.60%), 3.60%,
01/15/34
(a)
.............. 375 448,769
Series 3X, Class E, (EURIBOR 3
Month + 5.61%), 5.61%, 01/15/34 850 990,296
Contego CLO VI DAC:
Series 6A, Class CR, (EURIBOR
3 Month + 2.40%), 2.40%,
04/15/34
(a)(c)
............. 1,415 1,677,836
Series 6X, Class SUBR, 0.00%,
04/15/34 ............... 3,249 2,644,958
Contego CLO VIII DAC
(a)
:
Series 8A, Class B1, (EURIBOR 3
Month + 2.10%), 2.10%, 01/25/32 2,625 3,123,160
Series 8A, Class C, (EURIBOR 3
Month + 2.80%), 2.80%, 01/25/32 375 445,563
CVC Cordatus Loan Fund IV DAC,
Series 4X, Class BR1, (EURIBOR 3
Month + 1.30%), 1.30%, 02/22/34 1,120 1,322,622
CVC Cordatus Loan Fund VI DAC:
Series 6X, Class CR, (EURIBOR 3
Month + 1.60%), 1.60%, 04/15/32 1,040 1,225,455
Series 6X, Class SUB, 0.00%,
04/15/32 ............... 2,925 1,531,835
CVC Cordatus Loan Fund XIX DAC,
Series 19A, Class D, (EURIBOR 3
Month + 3.80%), 3.80%, 12/23/33
(a)
400 479,031
CVC Cordatus Loan Fund XV DAC,
Series 15X, Class E, (EURIBOR 3
Month + 5.78%), 5.78%, 08/26/32 445 525,055
CVC Cordatus Loan Fund XVIII DAC:
Series 18A, Class B1, (EURIBOR
3 Month + 1.65%), 1.65%,
04/29/34
(a)(c)
............. 1,000 1,186,343
Series 18A, Class D, (EURIBOR
3 Month + 3.50%), 3.50%,
04/29/34
(a)(c)
............. 1,375 1,631,221
Series 18A, Class E, (EURIBOR
3 Month + 5.83%), 5.83%,
04/29/34
(a)
.............. 663 786,353
Series 18X, Class E, (EURIBOR 3
Month + 5.83%), 5.83%, 04/29/34 891 1,056,773
CVC Cordatus Loan Fund XX DAC:
Series 20A, Class DE, (EURIBOR
3 Month + 3.00%), 3.00%,
06/22/34
(a)(c)
............. 1,450 1,719,337
Series 20A, Class E, (EURIBOR
3 Month + 5.61%), 5.61%,
06/22/34
(a)(c)
............. 660 774,769
Series 20X, Class E, (EURIBOR 3
Month + 5.61%), 5.61%, 06/22/34 554 637,297
Dartry Park CLO DAC, Series 1A, Class
CRR, (EURIBOR 3 Month + 3.35%),
3.35%, 01/28/34
(a)
........... 500 595,882
Security
Par (000)
Par (000) Value
Ireland (continued)
Dunedin Park CLO DAC:
Series 1A, Class D, (EURIBOR
3 Month + 6.24%), 6.24%,
10/22/32
(a)
.............. EUR 2,278 $ 2,673,728
Series 1X, Class B1, (EURIBOR 3
Month + 2.50%), 2.50%, 10/22/32 450 533,824
Euro-Galaxy III CLO DAC
(a)
:
Series 2013-3A, Class CRRR,
(EURIBOR 3 Month + 2.35%),
2.35%, 04/24/34 .......... 700 826,312
Series 2013-3A, Class DRRR,
(EURIBOR 3 Month + 3.25%),
3.25%, 04/24/34 .......... 1,380 1,635,026
Euro-Galaxy VII CLO DAC
(a)
:
Series 2019-7A, Class CR,
(EURIBOR 3 Month + 2.40%),
2.40%, 07/25/35 .......... 2,650 3,140,557
Series 2019-7A, Class DR,
(EURIBOR 3 Month + 3.50%),
3.50%, 07/25/35 .......... 1,680 2,001,363
Fair Oaks Loan Funding I DAC, Series
1X, Class AR, (EURIBOR 3 Month +
0.85%), 0.85%, 04/15/34 ....... 5,000 5,914,322
Fair Oaks Loan Funding III DAC, Series
3A, Class B, (EURIBOR 3 Month +
1.85%), 1.85%, 10/15/33
(a)(c)
.... 3,410 4,070,498
GoldenTree Loan Management CLO
DAC, Series 2X, Class E, (EURIBOR
3 Month + 5.25%), 5.25%, 01/20/32 500 566,492
GoldenTree Loan Management EUR
CLO 4 DAC, Series 4X, Class B1,
(EURIBOR 3 Month + 2.30%),
2.30%, 07/20/31 ............ 500 593,626
Harvest CLO XIX DAC, Series 19X,
Class D, (EURIBOR 3 Month +
2.55%), 2.55%, 04/14/31 ....... 240 276,769
Harvest CLO XVIII DAC, Series 18X,
Class B, (EURIBOR 3 Month +
1.20%), 1.20%, 10/15/30 ....... 700 823,373
Harvest CLO XXIII DAC:
Series 23A, Class CE, (EURIBOR
3 Month + 2.05%), 2.05%,
10/20/32
(a)
.............. 1,790 2,116,248
Series 23X, Class A, (EURIBOR 3
Month + 0.95%), 0.95%, 10/20/32 1,817 2,154,771
Series 23X, Class D, (EURIBOR 3
Month + 3.00%), 3.00%, 10/20/32 1,360 1,586,686
Series 23X, Class E, (EURIBOR 3
Month + 5.33%), 5.33%, 10/20/32 517 590,030
Harvest CLO XXVI DAC, Series 26A,
Class E, (EURIBOR 3 Month +
6.12%), 0.00%, 01/15/34
(a)
..... 2,180 2,533,236
Henley CLO I DAC, Series 1A, Class
B1, (EURIBOR 3 Month + 1.80%),
1.80%, 07/15/32
(a)
........... 328 389,199
Henley CLO IV DAC:
Series 4A, Class C, (EURIBOR
3 Month + 2.10%), 2.10%,
04/25/34
(a)(c)
............. 920 1,095,101
Series 4A, Class D, (EURIBOR
3 Month + 3.00%), 3.00%,
04/25/34
(a)(c)
............. 500 593,474
Series 4X, Class B1, (EURIBOR 3
Month + 1.35%), 1.35%, 04/25/34 450 531,523

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Ireland (continued)
Series 4X, Class E, (EURIBOR
3 Month + 5.25%), 5.25%,
04/25/34
(c)
.............. EUR 1,050 $ 1,236,708
Holland Park CLO DAC, Series 1X,
Class A1RR, (EURIBOR 3 Month +
0.92%), 0.92%, 11/14/32 ....... 625 742,252
Invesco Euro CLO, Series 6X, Class
E, (EURIBOR 3 Month + 5.99%),
5.44%, 07/15/34 ............ 770 899,332
Invesco Euro CLO II DAC, Series 2X,
Class B1, (EURIBOR 3 Month +
1.80%), 1.80%, 08/15/32 ....... 3,650 4,335,466
Invesco Euro CLO III DAC:
Series 3X, Class B1, (EURIBOR 3
Month + 1.75%), 1.75%, 07/15/32 450 535,336
Series 3X, Class F, (EURIBOR 3
Month + 8.07%), 8.07%, 07/15/32 973 1,144,469
Series 3X, Class SUB, 0.00%,
07/15/32 ............... 2,740 2,626,069
Invesco Euro CLO IV DAC, Series 4A,
Class B1, (EURIBOR 3 Month +
1.70%), 1.70%, 04/15/33
(a)
..... 625 737,585
Invesco Euro CLO V DAC:
Series 5A, Class D, (EURIBOR
3 Month + 3.80%), 3.80%,
01/15/34
(a)(c)
............. 1,550 1,844,400
Series 5X, Class D, (EURIBOR 3
Month + 3.80%), 3.80%, 01/15/34 450 538,077
Series 5X, Class E, (EURIBOR 3
Month + 5.81%), 5.81%, 01/15/34 700 809,612
Madison Park Euro Funding X DAC:
Series 10X, Class A1, (EURIBOR 3
Month + 0.74%), 0.74%, 10/25/30 2,700 3,197,152
Series 10X, Class B1, (EURIBOR 3
Month + 1.20%), 1.20%, 10/25/30 1,850 2,180,470
Madison Park Euro Funding XI DAC,
Series 11X, Class C, (EURIBOR 3
Month + 1.85%), 1.85%, 02/15/31 1,350 1,588,422
Madison Park Euro Funding XVI DAC
(a)
:
Series 16A, Class D, (EURIBOR 3
Month + 3.20%), 3.20%, 05/25/34 1,250 1,483,663
Series 16A, Class E, (EURIBOR 3
Month + 6.02%), 6.02%, 05/25/34 3,120 3,603,407
Marino Park CLO DAC:
Series 1A, Class C, (EURIBOR
3 Month + 3.55%), 3.55%,
01/16/34
(a)(c)
............. 500 591,986
Series 1X, Class D, (EURIBOR 3
Month + 5.67%), 5.67%, 01/16/34 600 697,816
Series 1X, Class X, (EURIBOR 3
Month + 0.45%), 0.45%, 01/16/34 1,500 1,777,510
Neuberger Berman Loan Advisers
Euro CLO, Series 2021-1X, Class
E, (EURIBOR 3 Month + 5.52%),
5.52%, 04/17/34 ............ 658 749,411
North Westerly VII ESG CLO DAC,
Series VII-X, Class E, (EURIBOR 3
Month + 5.66%), 5.66%, 05/15/34 420 462,956
Northwoods Capital 19 Euro DAC,
Series 2019-19A, Class C,
(EURIBOR 3 Month + 2.50%),
2.50%, 11/25/33
(a)
........... 500 585,727
Northwoods Capital 21 Euro DAC,
Series 2020-21X, Class ER,
(EURIBOR 3 Month + 6.06%),
6.06%, 07/22/34 ............ 1,050 1,213,912
Security
Par (000)
Par (000) Value
Ireland (continued)
Northwoods Capital 23 Euro DAC,
Series 2021-23X, Class E,
(EURIBOR 3 Month + 6.21%),
6.21%, 03/15/34 ............ EUR 895 $ 1,043,282
OAK Hill European Credit Partners
V Designated Activity Co., Series
2016-5X, Class B1, (EURIBOR 3
Month + 1.55%), 1.55%, 02/21/30 425 502,228
OAK Hill European Credit Partners
VI DAC, Series 2017-6X, Class
B1, (EURIBOR 3 Month + 1.20%),
1.20%, 01/20/32 ............ 450 527,958
OAK Hill European Credit Partners
VII DAC, Series 2018-7X, Class
C, (EURIBOR 3 Month + 2.35%),
2.35%, 10/20/31 ............ 1,110 1,317,757
OCP Euro CLO DAC:
Series 2017-2X, Class B, (EURIBOR
3 Month + 1.35%), 1.35%,
01/15/32 ............... 700 830,591
Series 2017-2X, Class E, (EURIBOR
3 Month + 5.00%), 5.00%,
01/15/32 ............... 897 1,032,714
Series 2017-2X, Class F, (EURIBOR
3 Month + 6.40%), 6.40%,
01/15/32 ............... 600 688,200
Series 2019-3A, Class CR,
(EURIBOR 3 Month + 2.30%),
2.30%, 04/20/33
(a)
......... 250 297,141
Series 2019-3A, Class DR,
(EURIBOR 3 Month + 3.30%),
3.30%, 04/20/33
(a)
......... 250 294,755
Series 2019-3X, Class ER,
(EURIBOR 3 Month + 6.02%),
6.02%, 04/20/33 .......... 785 909,749
OZLME V DAC, Series 5X, Class SUB,
0.00%, 01/14/32 ............ 1,500 1,136,908
Penta CLO 6 DAC:
Series 2019-6X, Class B1,
(EURIBOR 3 Month + 1.87%),
1.87%, 07/25/32 .......... 500 593,374
Series 2019-6X, Class CE,
(EURIBOR 3 Month + 2.45%),
2.45%, 07/25/32 .......... 700 825,265
Penta CLO DAC
(a)
:
Series 2021-9A, Class A, (EURIBOR
3 Month + 0.85%), 0.85%,
07/25/36 ............... 2,120 2,513,790
Series 2021-9A, Class D, (EURIBOR
3 Month + 3.10%), 3.10%,
07/25/36 ............... 1,650 1,956,488
Providus CLO III DAC:
Series 3X, Class B1, (EURIBOR 3
Month + 1.87%), 1.87%, 07/20/32 2,680 3,176,660
Series 3X, Class E, (EURIBOR 3
Month + 5.78%), 5.78%, 07/20/32 1,600 1,863,595
Series 3X, Class ER, (EURIBOR 3
Month + 6.26%), 5.46%, 07/18/34 1,600 1,878,228
Providus CLO V DAC, Series 5X, Class
E, (EURIBOR 3 Month + 5.29%),
5.29%, 02/15/35 ............ 600 684,301
Rockford Tower Europe CLO DAC:
Series 2018-1X, Class B, (EURIBOR
3 Month + 1.85%), 1.85%,
12/20/31 ............... 3,750 4,441,258

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Ireland (continued)
Series 2018-1X, Class C, (EURIBOR
3 Month + 2.47%), 2.47%,
12/20/31 ............... EUR 1,640 $ 1,945,031
Series 2019-1X, Class B1,
(EURIBOR 3 Month + 1.60%),
1.60%, 01/20/33 .......... 6,520 7,700,419
Series 2021-1X, Class E, (EURIBOR
3 Month + 5.96%), 5.96%,
04/20/34 ............... 868 1,008,424
RRE 2 Loan Management DAC
(a)
:
Series 2A, Class A1R, (EURIBOR 3
Month + 0.86%), 0.86%, 07/15/35 4,500 5,335,875
Series 2A, Class CR, (EURIBOR 3
Month + 3.05%), 3.05%, 07/15/35 500 592,875
RRE 4 Loan Management DAC
(a)
:
Series 4A, Class A1, (EURIBOR 3
Month + 1.45%), 1.45%, 04/15/32 22,010 26,130,712
Series 4A, Class A2A, (EURIBOR 3
Month + 2.00%), 2.00%, 04/15/32 7,540 8,974,544
Series 4A, Class D, (EURIBOR 3
Month + 6.85%), 6.85%, 04/15/32 2,375 2,830,679
RRE 5 Loan Management DAC
(a)
:
Series 5A, Class A2, (EURIBOR
3 Month + 1.65%), 1.65%,
10/15/33
(c)
.............. 6,524 7,761,245
Series 5A, Class B, (EURIBOR
3 Month + 2.70%), 2.70%,
10/15/33
(c)
.............. 1,250 1,487,246
Series 5A, Class D, (EURIBOR 3
Month + 6.30%), 6.30%, 10/15/33 3,815 4,488,178
Sound Point Euro CLO II Funding DAC:
Series 2A, Class B1, (EURIBOR
3 Month + 1.85%), 1.85%,
10/26/32
(a)
.............. 2,335 2,779,294
Series 2X, Class A, (EURIBOR 3
Month + 1.11%), 1.11%, 10/26/32 2,700 3,202,242
Series 2X, Class X, (EURIBOR 3
Month + 0.50%), 0.50%, 10/26/32 500 592,914
Sound Point Euro CLO III Funding
DAC, Series 3X, Class C,
(EURIBOR 3 Month + 2.30%),
2.30%, 04/15/33 ............ 750 890,334
Sound Point Euro CLO V Funding DAC,
Series 5X, Class E, (EURIBOR 3
Month + 5.84%), 5.84%, 07/25/35 1,050 1,221,637
St Paul's CLO VI DAC, Series 6A,
Class CRR, (EURIBOR 3 Month +
2.60%), 2.60%, 05/20/34
(a)
..... 2,700 3,183,734
St Paul's CLO X DAC, Series 10A,
Class DR, (EURIBOR 3 Month +
3.75%), 3.75%, 04/22/35
(a)
..... 750 882,943
St Paul's CLO XI DAC, Series 11X,
Class D, (EURIBOR 3 Month +
3.60%), 3.60%, 01/17/32 ....... 1,050 1,233,195
St Paul's CLO XII DAC:
Series 12X, Class B1, (EURIBOR 3
Month + 1.60%), 1.60%, 04/15/33 1,350 1,580,117
Series 12X, Class D, (EURIBOR 3
Month + 3.20%), 3.20%, 04/15/33 1,880 2,229,151
Series 12X, Class E, (EURIBOR 3
Month + 5.32%), 5.32%, 04/15/33 650 739,943
Sutton Park CLO DAC:
Series 1X, Class A2A, (EURIBOR 3
Month + 1.70%), 1.70%, 11/15/31 645 764,557
Series 1X, Class BE, (EURIBOR 3
Month + 2.35%), 2.35%, 11/15/31 500 594,077
Security
Par (000)
Par (000) Value
Ireland (continued)
Vesey Park CLO DAC, Series 1X, Class
B, (EURIBOR 3 Month + 2.30%),
2.30%, 11/16/32 ............ EUR 1,450 $ 1,731,088
Voya Euro CLO I DAC:
Series 1X, Class A, (EURIBOR 3
Month + 0.75%), 0.75%, 10/15/30 4,920 5,838,688
Series 1X, Class B1NE, (EURIBOR
3 Month + 1.15%), 1.15%,
10/15/30 ............... 750 884,997
Series 1X, Class SUB, (EURIBOR 3
Month + 0.00%), 0.00%, 10/15/30 1,749 1,624,495
Voya Euro CLO II DAC:
Series 2A, Class AR, (EURIBOR
3 Month + 0.96%), 0.00%,
07/15/35
(a)
.............. 3,220 3,818,115
Series 2A, Class B1R, (EURIBOR
3 Month + 1.67%), 0.00%,
07/15/35
(a)
.............. 250 296,437
Series 2A, Class CR, (EURIBOR
3 Month + 2.15%), 0.00%,
07/15/35
(a)
.............. 250 296,438
Series 2A, Class DR, (EURIBOR
3 Month + 3.20%), 0.00%,
07/15/35
(a)
.............. 2,880 3,414,960
Series 2X, Class B1, (EURIBOR 3
Month + 1.90%), 1.90%, 07/15/32 200 237,047
Series 2X, Class C, (EURIBOR 3
Month + 2.75%), 2.75%, 07/15/32 300 356,173
Voya Euro CLO III DAC, Series 3X,
Class B1, (EURIBOR 3 Month +
1.65%), 1.65%, 04/15/33 ....... 439 517,827
Voya Euro CLO IV DAC, Series 4A,
Class B1, (EURIBOR 3 Month +
1.95%), 1.95%, 01/15/34
(a)
..... 790 938,323
Zinnia Finance DAC, Series 1A, Class
DN, (EURIBOR 3 Month + 5.75%),
5.75%, 10/15/31
(a)
........... 250 301,792
358,019,961
Italy — 0.0%
Brignole Co. SRL, Series 2019-1, Class
C, (EURIBOR 1 Month + 2.90%),
2.35%, 07/24/34
(b)
........... 225 267,093
Luxembourg — 0.0%
(b)
BL Consumer Credit:
Series 2021-1, Class C, (EURIBOR
1 Month + 1.10%), 0.55%,
09/25/38 ............... 528 626,606
Series 2021-1, Class D, (EURIBOR
1 Month + 1.65%), 1.10%,
09/25/38 ............... 681 813,181
Series 2021-1, Class E, (EURIBOR
1 Month + 2.85%), 2.30%,
09/25/38 ............... 355 421,435
E-Carat SA:
Series 10FR, Class C, (EURIBOR 1
Month + 1.10%), 0.55%, 12/20/28 257 304,087
Series 10FR, Class D, (EURIBOR 1
Month + 1.50%), 0.95%, 12/20/28 129 151,433
SC Germany SA Compartment
Consumer:
Series 2020-1, Class C, (EURIBOR
1 Month + 1.75%), 1.20%,
11/14/34 ............... 3,900 4,669,116

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Luxembourg (continued)
Series 2020-1, Class D, (EURIBOR
1 Month + 2.50%), 1.95%,
11/14/34 ............... EUR 1,600 $ 1,919,750
Silver Arrow SA Compartment:
Series 10, Class C, (EURIBOR 1
Month + 1.35%), 0.80%, 03/15/27 300 353,889
Series 10, Class D, (EURIBOR 1
Month + 2.60%), 2.05%, 03/15/27 300 352,757
9,612,254
Netherlands — 0.0%
(b)
Avoca CLO XVII DAC:
Series 17A, Class B1R, (EURIBOR
3 Month + 1.70%), 1.70%,
10/15/32
(a)
.............. 565 671,515
Series 17X, Class AR, (EURIBOR 3
Month + 0.96%), 0.96%, 10/15/32 250 296,987
Contego CLO II BV, Series 2X, Class
BRNE, (EURIBOR 3 Month +
1.45%), 0.91%, 11/15/26 ....... 950 1,126,763
Euro-Galaxy IV CLO BV, Series 2015-
4A, Class ARR, (EURIBOR 3 Month
+ 0.90%), 0.90%, 07/30/34
(a)
.... 6,250 7,410,938
Euro-Galaxy V CLO BV, Series 2016-
5X, Class ERR, (EURIBOR 3 Month
+ 5.82%), 5.82%, 02/15/34 ..... 2,290 2,668,326
Euro-Galaxy VI CLO DAC:
Series 2018-6X, Class A, (EURIBOR
3 Month + 0.71%), 0.71%,
04/11/31 ............... 1,330 1,577,171
Series 2018-6X, Class E, (EURIBOR
3 Month + 4.10%), 4.10%,
04/11/31 ............... 710 800,994
OZLME III DAC, Series 3X, Class SUB,
0.00%, 08/24/30 ............ 3,000 1,964,733
OZLME IV DAC, Series 4X, Class
B, (EURIBOR 3 Month + 1.35%),
1.35%, 07/27/32 ............ 2,890 3,411,022
19,928,449
Portugal — 0.0%
TAGUS - Sociedade de Titularizacao de
Creditos SA:
Series 5, Class SEN, 0.85%,
02/12/22 ............... 4,568 5,428,853
Series 7, Class SEN, 0.70%,
02/12/24 ............... 8,436 9,976,459
15,405,312
Spain — 0.0%
Autonoria Spain
(b)
:
Series 2021-SP, Class C, (EURIBOR
1 Month + 1.05%), 0.49%,
01/31/39 ............... 2,100 2,490,491
Series 2021-SP, Class D, (EURIBOR
1 Month + 1.55%), 0.99%,
01/31/39 ............... 900 1,067,351
Series 2021-SP, Class E, (EURIBOR
1 Month + 2.65%), 2.09%,
01/31/39 ............... 500 592,970
Autonoria Spain 2021 FT
(b)
:
Series 2021-SP, Class B, (EURIBOR
1 Month + 0.80%), 0.24%,
01/31/39 ............... 1,300 1,541,733
Series 2021-SP, Class F, (EURIBOR
1 Month + 3.90%), 3.34%,
01/31/39 ............... 200 237,187
Security
Par (000)
Par (000) Value
Spain (continued)
FT Santander Consumer Spain Auto:
Series 2020-1, Class B, (EURIBOR
3 Month + 0.95%), 0.41%,
03/20/33
(b)
.............. EUR 822 $ 975,552
Series 2020-1, Class C, (EURIBOR
3 Month + 1.95%), 1.41%,
03/20/33
(b)
.............. 247 295,583
Series 2020-1, Class D, 3.50%,
03/20/33 ............... 411 491,325
7,692,192
United Kingdom — 0.2%
Azure Finance No. 2 plc, Series 2,
Class C, (SONIA1M IR + 3.00%),
3.05%, 07/20/30
(b)
........... GBP 1,699 2,364,161
Greene King Finance plc:
Series A5,  (LIBOR GBP 3 Month +
2.50%), 2.58%, 12/15/33
(b)
... 22,630 31,004,914
Series A6,  4.06%, 03/15/35 .... 3,879 5,849,367
Series B1,  (LIBOR GBP 3 Month +
1.80%), 1.88%, 12/15/34
(b)
... 1,922 2,235,501
Series B2,  (LIBOR GBP 3 Month +
2.08%), 2.16%, 03/15/36
(b)
... 900 1,021,423
Motor plc:
Series 2016-1, Class C, 3.75%,
11/25/25 ............... 6,720 9,339,615
Series 2016-1, Class D, 4.25%,
11/25/25 ............... 1,325 1,841,210
Series 2016-1, Class E, 5.25%,
11/25/25 ............... 1,112 1,545,876
Newday Funding Master Issuer plc,
Series 2021-1X, Class B, (SONIA1M
IR + 1.55%), 1.60%, 03/15/29
(b)
.. 775 1,077,304
PCL Funding IV plc, Series 2020-1,
Class C, (SONIA1M IR + 2.20%),
2.25%, 09/15/24
(b)
........... 230 320,237
PCL Funding V plc, Series 2021-1,
Class C, (SONIA1M IR + 1.70%),
1.75%, 10/15/25
(b)
........... 116 160,607
Trafford Centre Finance Ltd. (The),
Series B2,  (LIBOR GBP 3 Month +
0.83%), 0.91%, 07/28/35
(b)
..... 3,400 3,775,422
Turbo Finance 8 plc, Series 8, Class
C, (LIBOR GBP 1 Month + 1.95%),
2.00%, 02/20/26
(b)
........... 1,275 1,767,623
Turbo Finance plc, Series 9, Class B,
(SONIA1M IR + 1.65%), 1.70%,
08/20/28
(b)
................ 1,590 2,205,887
64,509,147
United States — 7.0%
510 Loan Acquisition Trust, Series
2020-1, Class A, 5.11%, 09/25/60
(a)(d)
USD 10,910 10,977,976
AccessLex Institute, Series 2007-A,
Class A3, (LIBOR USD 3 Month +
0.30%), 0.45%, 05/25/36
(b)
..... 4,244 4,188,029
ACE Securities Corp. Home Equity
Loan Trust
(b)
:
Series 2007-HE4, Class A2A,
(LIBOR USD 1 Month + 0.26%),
0.35%, 05/25/37 .......... 7,708 1,799,952
Series 2007-HE4, Class A2C,
(LIBOR USD 1 Month + 0.60%),
0.69%, 05/25/37 .......... 380 93,825
ACE Securities Manufactured Housing
Loan Trust, Series 2003-MH1, Class
B2, 0.00%, 08/15/30
(a)(c)
....... 4,314 3,546,723

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
ACRES Commercial Realty Ltd., Series
2021-FL1, Class A, (LIBOR USD 1
Month + 1.20%), 1.27%, 06/15/36
(a)(b)
USD 13,320 $ 13,328,369
Ajax Mortgage Loan Trust
(a)
:
Series 2017-D, Class B, 0.00%,
12/25/57
(b)(c)
............. 430 337,552
Series 2018-A, Class B, 0.00%,
04/25/58 ............... 384 333,142
Series 2018-B, Class B, 0.00%,
02/26/57 ............... 1,690 765,109
Series 2018-D, Class A, 3.75%,
08/25/58
(b)(c)
............. 25,837 26,028,017
Series 2018-D, Class B, 0.00%,
08/25/58
(b)(c)
............. 7,837 5,053,135
Series 2018-E, Class A, 4.38%,
06/25/58
(b)
.............. 11,210 11,290,818
Series 2018-E, Class B, 5.25%,
06/25/58
(b)(c)
............. 2,263 2,282,009
Series 2018-E, Class C, 0.00%,
06/25/58
(b)
.............. 5,734 5,126,418
Series 2018-F, Class C, 0.00%,
11/25/58
(c)
.............. 1,442 865,160
Series 2018-G, Class A, 4.38%,
06/25/57
(b)(c)
............. 26,267 26,241,211
Series 2018-G, Class B, 5.25%,
06/25/57
(b)(c)
............. 5,510 4,159,923
Series 2018-G, Class C, 5.25%,
06/25/57
(c)
.............. 14,217 13,979,534
Series 2019-A, Class A, 3.75%,
08/25/57
(b)
.............. 22,761 23,081,199
Series 2019-A, Class B, 5.25%,
08/25/57
(b)
.............. 4,203 4,163,027
Series 2019-A, Class C, 0.00%,
08/25/57
(c)
.............. 10,554 8,743,023
Series 2019-B, Class A, 3.75%,
01/25/59
(b)
.............. 38,811 39,352,628
Series 2019-B, Class B, 5.25%,
01/25/59
(b)(c)
............. 6,949 5,246,577
Series 2019-B, Class C, 0.00%,
01/25/59
(c)
.............. 17,754 15,238,222
Series 2019-C, Class A, 3.95%,
10/25/58
(b)
.............. 12,985 12,994,195
Series 2019-E, Class A, 3.00%,
09/25/59
(d)
.............. 36,972 37,134,510
Series 2019-E, Class B, 4.88%,
09/25/59
(d)
.............. 5,540 5,449,671
Series 2019-E, Class C, 0.00%,
09/25/59 ............... 12,153 9,469,869
Series 2019-G, Class A, 3.00%,
09/25/59
(d)
.............. 27,871 28,045,777
Series 2019-G, Class B, 4.25%,
09/25/59
(d)
.............. 4,280 4,160,358
Series 2019-G, Class C, 0.00%,
09/25/59 ............... 10,886 9,499,158
Series 2019-H, Class A, 3.00%,
11/25/59
(d)
.............. 19,692 19,812,027
Series 2019-H, Class B, 4.25%,
11/25/59
(d)
.............. 3,968 3,857,080
Series 2019-H, Class C, 0.00%,
11/25/59 ............... 9,764 9,028,749
Series 2020-A, Class A, 2.37%,
12/25/59
(d)
.............. 45,522 45,528,730
Series 2020-A, Class B, 3.50%,
12/25/59
(d)
.............. 7,074 7,056,326
Series 2020-A, Class C, 0.00%,
12/25/59
(c)
.............. 17,034 10,680,442
Security
Par (000)
Par (000) Value
United States (continued)
Series 2020-C, Class A, 2.25%,
09/27/60
(d)
.............. USD 45,373 $ 45,608,507
Series 2020-C, Class B, 5.00%,
09/27/60
(d)
.............. 4,968 4,975,490
Series 2020-C, Class C, 0.00%,
09/27/60 ............... 16,868 15,277,374
Series 2020-D, Class A, 2.25%,
06/25/60
(d)
.............. 43,917 44,202,140
Series 2020-D, Class B, 5.00%,
06/25/60
(d)
.............. 7,064 7,074,314
Series 2020-D, Class C, 0.00%,
06/25/60 ............... 18,137 15,988,775
Series 2021-D, Class A, 2.00%,
03/25/60
(c)(d)
............. 77,178 77,332,358
Series 2021-D, Class B, 4.00%,
03/25/60
(b)(c)
............. 10,911 10,784,531
Series 2021-D, Class C, 0.00%,
03/25/60
(b)(c)
............. 16,366 12,683,960
ALM VII R-2 Ltd., Series 2013-7R2A,
Class CR2, (LIBOR USD 3 Month +
3.00%), 3.18%, 10/15/27
(a)(b)
.... 2,350 2,350,088
American Homes 4 Rent Trust
(a)
:
Series 2014-SFR2, Class E, 6.23%,
10/17/36 ............... 8,624 9,469,220
Series 2015-SFR1, Class XS,
0.00%, 04/17/52
(b)
......... 22,645 227
AMSR Trust
(a)
:
Series 2020-SFR1, Class E, 3.22%,
04/17/37 ............... 2,102 2,139,775
Series 2020-SFR4, Class E2,
2.46%, 11/17/37 .......... 4,080 4,061,246
Series 2020-SFR4, Class F, 2.86%,
11/17/37 ............... 4,520 4,481,139
Series 2021-SFR1, Class F, 3.87%,
06/17/38
(b)
.............. 5,128 5,156,623
Series 2021-SFR2, Class F1, 3.28%,
08/17/26 ............... 6,744 6,743,511
Argent Mortgage Loan Trust, Series
2005-W1, Class A2, (LIBOR USD 1
Month + 0.24%), 0.33%, 05/25/35
(b)
7,182 6,613,918
BankAmerica Manufactured Housing
Contract Trust
(b)
:
Series 1997-2, Class B1, 7.07%,
02/10/22 ............... 4,500 2,180,738
Series 1998-2, Class B1, 7.43%,
12/10/25 ............... 8,475 3,405,421
Bankers Healthcare Group
Securitization Trust, Series 2020-A,
Class C, 5.17%, 09/17/31
(a)
..... 750 793,292
Battalion CLO 18 Ltd.
(a)(b)
:
Series 2020-18A, Class B, (LIBOR
USD 3 Month + 2.30%), 2.48%,
10/15/32 ............... 5,250 5,265,592
Series 2020-18A, Class D1, (LIBOR
USD 3 Month + 4.00%), 4.18%,
10/15/32 ............... 3,549 3,554,928
Battalion CLO XII Ltd., Series 2018-
12A, Class B2R, (LIBOR USD 3
Month + 2.08%), 2.24%, 05/17/31
(a)(b)
250 250,026
Battalion CLO XX Ltd., Series 2021-
20A, Class A, (LIBOR USD 3 Month
+ 1.18%), 1.31%, 07/15/34
(a)(b)
... 4,500 4,500,000

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Bayview Financial Revolving Asset
Trust
(a)(b)
:
Series 2004-B, Class A1, (LIBOR
USD 1 Month + 1.00%), 1.10%,
05/28/39
(c)
.............. USD 28,471 $ 24,431,878
Series 2004-B, Class A2, (LIBOR
USD 1 Month + 1.30%), 1.40%,
05/28/39 ............... 1,152 981,358
Series 2005-A, Class A1, (LIBOR
USD 1 Month + 1.00%), 1.10%,
02/28/40 ............... 14,720 14,050,432
Series 2005-E, Class A1, (LIBOR
USD 1 Month + 1.00%), 1.10%,
12/28/40 ............... 2,165 1,990,271
BCMSC Trust
(b)
:
Series 2000-A, Class A2, 7.58%,
06/15/30 ............... 7,777 1,842,617
Series 2000-A, Class A3, 7.83%,
06/15/30 ............... 7,219 1,768,133
Series 2000-A, Class A4, 8.29%,
06/15/30 ............... 5,207 1,350,204
Bear Stearns Asset-Backed Securities
I Trust
(b)
:
Series 2004-HE7, Class M2, (LIBOR
USD 1 Month + 1.73%), 1.82%,
08/25/34 ............... 369 369,945
Series 2006-HE1, Class 1M4,
(LIBOR USD 1 Month + 1.02%),
1.11%, 12/25/35 .......... 4,515 6,285,081
Series 2006-HE7, Class 1A2,
(LIBOR USD 1 Month + 0.17%),
0.26%, 09/25/36 .......... 4,081 4,002,713
Series 2006-HE8, Class 1A3,
(LIBOR USD 1 Month + 0.26%),
0.35%, 10/25/36 .......... 2,391 2,253,241
Series 2007-FS1, Class 1A3,
(LIBOR USD 1 Month + 0.17%),
0.26%, 05/25/35 .......... 1,800 1,766,746
Series 2007-HE1, Class 21A2,
(LIBOR USD 1 Month + 0.16%),
0.25%, 01/25/37 .......... 2,024 1,988,562
Series 2007-HE2, Class 1A4,
(LIBOR USD 1 Month + 0.32%),
0.41%, 03/25/37 .......... 3,118 2,863,400
Series 2007-HE2, Class 22A,
(LIBOR USD 1 Month + 0.14%),
0.23%, 03/25/37 .......... 2,738 2,619,607
Series 2007-HE2, Class 23A,
(LIBOR USD 1 Month + 0.14%),
0.23%, 03/25/37 .......... 5,116 4,849,785
Series 2007-HE3, Class 1A3,
(LIBOR USD 1 Month + 0.25%),
0.34%, 04/25/37 .......... 2,312 2,702,526
Series 2007-HE3, Class 1A4,
(LIBOR USD 1 Month + 0.35%),
0.44%, 04/25/37 .......... 18,468 17,919,164
BHG Securitization Trust
(a)
:
Series 2021-A, Class A, 1.42%,
11/17/33 ............... 6,819 6,815,774
Series 2021-A, Class B, 2.79%,
11/17/33 ............... 480 482,820
Series 2021-A, Class C, 3.69%,
11/17/33 ............... 160 161,726
Brex Commercial Charge Card Master
Trust, Series 2021-1, Class A,
2.09%, 07/15/24
(a)
........... 11,650 11,724,263
Security
Par (000)
Par (000) Value
United States (continued)
Carrington Mortgage Loan Trust
(b)
:
Series 2006-NC1, Class M2, (LIBOR
USD 1 Month + 0.42%), 0.51%,
01/25/36 ............... USD 1,620 $ 1,492,022
Series 2006-NC3, Class A3, (LIBOR
USD 1 Month + 0.15%), 0.24%,
08/25/36 ............... 4,983 4,820,974
Series 2006-NC4, Class A3, (LIBOR
USD 1 Month + 0.16%), 0.25%,
10/25/36 ............... 1,986 1,911,878
Cascade MH Asset Trust, Series 2019-
MH1, Class A, 4.00%, 11/25/44
(a)(b)
22,595 23,636,382
C-BASS Trust, Series 2006-CB7, Class
A4, (LIBOR USD 1 Month + 0.16%),
0.25%, 10/25/36
(b)
........... 1,509 1,272,173
Citigroup Mortgage Loan Trust
(b)
:
Series 2007-AHL2, Class A3B,
(LIBOR USD 1 Month + 0.20%),
0.29%, 05/25/37 .......... 15,290 12,217,360
Series 2007-AHL2, Class A3C,
(LIBOR USD 1 Month + 0.27%),
0.36%, 05/25/37 .......... 6,946 5,598,866
Series 2007-AHL3, Class A3B,
(LIBOR USD 1 Month + 0.17%),
0.26%, 07/25/45 .......... 7,656 6,626,736
Series 2007-AMC1, Class A1,
(LIBOR USD 1 Month + 0.16%),
0.25%, 12/25/36
(a)
......... 8,510 5,684,867
Cloud Pass-Through Trust, Series
2019-1A, Class CLOU, 3.55%,
12/05/22
(a)(b)
............... 8,733 8,787,173
College Avenue Student Loans LLC:
Series 2021-A, Class B, 2.32%,
07/25/51
(a)
.............. 8,610 8,665,505
Series 2021-A, Class C, 2.92%,
07/25/51
(a)
.............. 1,562 1,592,416
Series 2021-B,  3.78%, 06/25/52 . 220 219,899
Series 2021-B, Class C, 3.27%,
06/25/52
(a)
.............. 2,090 2,088,825
Series 2021-B, Class D, 4.42%,
06/25/52
(a)
.............. 900 899,867
Conseco Finance Corp.:
Series 1996-10, Class B1, 7.24%,
11/15/28
(b)
.............. 3,575 3,607,550
Series 1997-3, Class M1, 7.53%,
03/15/28
(b)
.............. 3,849 3,955,963
Series 1997-6, Class M1, 7.21%,
01/15/29
(b)
.............. 2,847 2,905,882
Series 1998-4, Class M1, 6.83%,
04/01/30
(b)
.............. 974 953,037
Series 1998-6, Class M1, 6.63%,
06/01/30
(b)
.............. 2,904 2,851,185
Series 1998-8, Class A1, 6.28%,
09/01/30 ............... 1,548 1,612,697
Series 1998-8, Class M1, 6.98%,
09/01/30
(b)
.............. 6,928 6,568,619
Series 1999-5, Class A5, 7.86%,
03/01/30
(b)
.............. 2,856 1,641,840
Series 1999-5, Class A6, 7.50%,
03/01/30
(b)
.............. 3,064 1,694,201
Conseco Finance Securitizations Corp.:
Series 2000-1, Class A5, 8.06%,
09/01/29
(b)
.............. 4,600 1,430,708
Series 2000-4, Class A6, 8.31%,
05/01/32
(b)
.............. 5,750 1,736,203

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Series 2000-5, Class A6, 7.96%,
05/01/31 ............... USD 6,480 $ 2,668,177
Series 2000-5, Class A7, 8.20%,
05/01/31 ............... 11,799 5,000,366
Countrywide Asset-Backed Certificates:
Series 2006-1, Class AF4, 5.71%,
07/25/36
(b)
.............. 1,605 1,617,117
Series 2006-12, Class 1A, (LIBOR
USD 1 Month + 0.26%), 0.35%,
12/25/36
(b)
.............. 3,312 3,192,503
Series 2006-S3, Class A4, 7.02%,
01/25/29
(d)
.............. 343 472,697
Credit Suisse ABS Repackaging Trust,
Series 2013-A, Class B, 2.50%,
01/25/30
(a)
................ 4,046 4,057,195
Credit-Based Asset Servicing &
Securitization LLC:
Series 2006-CB2, Class AF4, 6.20%,
12/25/36
(d)
.............. 1,206 1,214,099
Series 2006-MH1, Class B1, 6.25%,
10/25/36
(a)(d)
............. 2,397 2,463,624
Series 2006-SL1, Class A2, 6.06%,
09/25/36
(a)(d)
............. 12,362 1,105,652
Series 2007-CB6, Class A4, (LIBOR
USD 1 Month + 0.34%), 0.43%,
07/25/37
(a)(b)
............. 1,777 1,422,646
Crop, Series 2021-T1, Class A, 2.43%,
11/15/27
(a)
................ 2,930 2,929,934
CWABS Asset-Backed Certificates
Trust:
Series 2005-16, Class 1AF, 5.69%,
04/25/36
(b)
.............. 7,853 7,727,476
Series 2005-17, Class 1AF4, 6.05%,
05/25/36
(d)
.............. 4,301 4,323,390
Series 2006-11, Class 3AV2, (LIBOR
USD 1 Month + 0.16%), 0.25%,
09/25/46
(b)
.............. 400 394,361
Series 2006-18, Class M1, (LIBOR
USD 1 Month + 0.30%), 0.39%,
03/25/37
(b)
.............. 12,327 11,716,849
CWABS Revolving Home Equity Loan
Trust, Series 2004-U, Class 2A,
(LIBOR USD 1 Month + 0.27%),
0.34%, 03/15/34
(b)
........... 469 450,565
CWHEQ Home Equity Loan Trust,
Series 2006-S5, Class A5, 6.16%,
06/25/35 ................. 921 1,112,874
CWHEQ Revolving Home Equity Loan
Resuritization Trust
(a)(b)
:
Series 2006-RES, Class 4Q1B,
(LIBOR USD 1 Month + 0.30%),
0.37%, 12/15/33 .......... 47 43,160
Series 2006-RES, Class 5B1A,
(LIBOR USD 1 Month + 0.19%),
0.26%, 05/15/35 .......... 452 437,241
Series 2006-RES, Class 5B1B,
(LIBOR USD 1 Month + 0.19%),
0.26%, 05/15/35 .......... 375 366,081
CWHEQ Revolving Home Equity Loan
Trust
(b)
:
Series 2005-B, Class 2A, (LIBOR
USD 1 Month + 0.18%), 0.25%,
05/15/35 ............... 1,226 1,202,116
Series 2006-C, Class 2A, (LIBOR
USD 1 Month + 0.18%), 0.25%,
05/15/36 ............... 4,777 4,653,411
Security
Par (000)
Par (000) Value
United States (continued)
Series 2006-H, Class 1A, (LIBOR
USD 1 Month + 0.15%), 0.22%,
11/15/36 ............... USD 3,046 $ 2,663,600
Diameter Capital CLO 1 Ltd.:
  0.00%, 07/15/36 ........... 5,000 4,850,000
Series 2021-1A, Class A1A, (LIBOR
USD 3 Month + 1.24%), 0.00%,
07/15/36
(a)(b)
............. 75,000 75,000,000
Series 2021-1A, Class A1B, (LIBOR
USD 3 Month + 1.55%), 0.00%,
07/15/36
(a)(b)
............. 11,250 11,250,000
Dorchester Park CLO DAC
(a)(b)
:
Series 2015-1A, Class BR, (LIBOR
USD 3 Month + 1.45%), 1.64%,
04/20/28 ............... 4,243 4,202,280
Series 2015-1A, Class CR, (LIBOR
USD 3 Month + 1.75%), 1.94%,
04/20/28 ............... 1,860 1,851,166
Education Funding Trust, Series 2020-
A, Class R, 0.00%, 07/25/41
(a)(c)
.. 75 9,750,000
EDvestinU Private Education Loan
Issue No. 3 LLC, Series 2021-A,
Class B, 3.50%, 11/25/50
(a)
..... 1,660 1,682,793
ELFI Graduate Loan Program LLC,
Series 2020-A, Class B, 2.98%,
08/25/45
(a)(b)
............... 3,900 3,965,341
First Franklin Mortgage Loan Trust
(b)
:
Series 2004-FFH3, Class M3,
(LIBOR USD 1 Month + 1.05%),
1.14%, 10/25/34 .......... 2,818 2,762,623
Series 2006-FF13, Class A1, (LIBOR
USD 1 Month + 0.24%), 0.33%,
10/25/36 ............... 5,480 4,329,489
Series 2006-FF13, Class A2C,
(LIBOR USD 1 Month + 0.32%),
0.41%, 10/25/36 .......... 3,479 2,811,697
Series 2006-FF16, Class 2A4,
(LIBOR USD 1 Month + 0.21%),
0.30%, 12/25/36 .......... 5,979 3,505,005
FirstKey Homes 2020-SFR1 Trust,
Series 2021-SFR1, Class F1, 3.24%,
08/17/28
(a)
................ 8,036 8,035,933
Fremont Home Loan Trust
(b)
:
Series 2006-3, Class 1A1, (LIBOR
USD 1 Month + 0.28%), 0.37%,
02/25/37 ............... 6,881 5,640,743
Series 2006-3, Class 2A3, (LIBOR
USD 1 Month + 0.34%), 0.43%,
02/25/37 ............... 6,112 3,065,437
GAM Resecuritization Trust, Series
2018-B, Class A1, (US Prime Rate -
2.00%), 1.25%, 08/27/51
(a)(b)
.... 10,851 10,227,441
GE-WMC Asset-Backed Pass-Through
Certificates, Series 2005-2, Class
A2C, (LIBOR USD 1 Month +
0.50%), 0.59%, 12/25/35
(b)
..... 330 330,181
GoldenTree Loan Opportunities X
Ltd.
(a)(b)
:
Series 2015-10A, Class AR, (LIBOR
USD 3 Month + 1.12%), 1.31%,
07/20/31 ............... 4,833 4,836,181
Series 2015-10A, Class DR, (LIBOR
USD 3 Month + 3.05%), 3.24%,
07/20/31 ............... 750 750,078

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Golub Capital BDC 3 CLO 1 LLC,
Series 2021-1A, Class C1, (LIBOR
USD 3 Month + 2.80%), 2.91%,
04/15/33
(a)(b)
............... USD 1,750 $ 1,736,637
GoodLeap Sustainable Home Solutions
Trust, Series 2021-3CS, Class A,
2.10%, 05/20/48
(a)
........... 22,860 22,849,356
Greenpoint Manufactured Housing
(b)
:
Series 1999-5, Class M1B, 8.29%,
12/15/29 ............... 3,550 3,680,089
Series 1999-5, Class M2, 9.23%,
12/15/29 ............... 3,041 2,655,862
GSAA Home Equity Trust
(b)
:
Series 2005-14, Class 1A2, (LIBOR
USD 1 Month + 0.70%), 0.79%,
12/25/35 ............... 1,962 864,319
Series 2006-4, Class 1A1, 2.97%,
03/25/36 ............... 5,000 3,995,304
Series 2007-2, Class AF3, 5.92%,
03/25/37 ............... 1,554 416,659
GSAMP Trust
(b)
:
Series 2007-H1, Class A1B, (LIBOR
USD 1 Month + 0.20%), 0.29%,
01/25/47 ............... 3,655 2,361,483
Series 2007-HS1, Class M6, (LIBOR
USD 1 Month + 2.25%), 2.34%,
02/25/47 ............... 3,414 3,681,495
Home Equity Asset Trust
(b)
:
Series 2006-3, Class M2, (LIBOR
USD 1 Month + 0.60%), 0.69%,
07/25/36 ............... 4,008 3,789,006
Series 2007-1, Class 2A3, (LIBOR
USD 1 Month + 0.30%), 0.39%,
05/25/37 ............... 6,362 5,684,432
Home Equity Mortgage Loan Asset-
Backed Trust
(b)
:
Series 2004-A, Class M2, (LIBOR
USD 1 Month + 2.03%), 2.12%,
07/25/34 ............... 1,404 1,412,742
Series 2007-A, Class 2A2, (LIBOR
USD 1 Month + 0.19%), 0.28%,
04/25/37 ............... 4,860 3,670,551
Home Equity Mortgage Trust, Series
2006-2, Class 1A1, 5.87%,
07/25/36
(d)
................ 8,572 1,601,059
Home Loan Mortgage Loan Trust,
Series 2005-1, Class A3, (LIBOR
USD 1 Month + 0.72%), 0.79%,
04/15/36
(b)
................ 3,797 3,627,983
Invitation Homes Trust, Series 2018-
SFR3, Class A, (LIBOR USD 1
Month + 1.00%), 1.08%, 07/17/37
(a)(b)
7,174 7,185,031
Irwin Home Equity Loan Trust
(a)
:
Series 2006-3, Class 2A3, 6.53%,
09/25/37
(d)
.............. 796 794,105
Series 2006-P1, Class 1A, (LIBOR
USD 1 Month + 0.28%), 0.37%,
12/25/36
(b)
.............. 156 150,551
JPMorgan Mortgage Acquisition Trust:
Series 2006-CW1, Class M1,
(LIBOR USD 1 Month + 0.41%),
0.50%, 05/25/36
(b)
......... 3,380 3,322,331
Series 2007-CH1, Class MF1,
5.79%, 11/25/36
(d)
......... 11,109 13,503,158
Security
Par (000)
Par (000) Value
United States (continued)
KeyCorp Student Loan Trust
(b)
:
Series 2004-A, Class 2D, (LIBOR
USD 3 Month + 1.25%), 1.43%,
07/28/42 ............... USD 6,870 $ 6,418,120
Series 2005-A, Class 2C, (LIBOR
USD 3 Month + 1.30%), 1.45%,
12/27/38 ............... 14,836 14,288,153
Legacy Mortgage Asset Trust
(a)
:
Series 2019-SL2, Class A, 3.38%,
02/25/59
(b)
.............. 15,263 15,299,984
Series 2019-SL2, Class B, 0.00%,
02/25/59
(c)
.............. 4,834 725,095
Series 2019-SL2, Class M, 4.25%,
02/25/59
(b)
.............. 4,695 4,654,851
Lehman ABS Manufactured Housing
Contract Trust:
Series 2001-B, Class M1, 6.63%,
04/15/40
(b)
.............. 13,630 14,441,286
Series 2002-A, Class C, 0.00%,
06/15/33 ............... 867 783,304
Lehman ABS Mortgage Loan Trust,
Series 2007-1, Class 2A1, (LIBOR
USD 1 Month + 0.09%), 0.18%,
06/25/37
(a)(b)
............... 1,182 919,396
Lending Funding Trust
(a)
:
Series 2020-2A, Class A, 2.32%,
04/21/31 ............... 29,950 30,738,719
Series 2020-2A, Class B, 3.54%,
04/21/31 ............... 3,340 3,533,311
Lendmark Funding Trust
(a)
:
Series 2019-2A, Class A, 2.78%,
04/20/28 ............... 23,655 24,300,599
Series 2019-2A, Class B, 3.22%,
04/20/28 ............... 6,150 6,310,233
Series 2019-2A, Class C, 3.72%,
04/20/28 ............... 7,820 8,023,349
Series 2021-1A, Class A, 1.90%,
11/20/31 ............... 15,725 15,865,981
Series 2021-1A, Class B, 2.47%,
11/20/31 ............... 3,120 3,150,893
Series 2021-1A, Class C, 3.41%,
11/20/31 ............... 2,380 2,408,839
Series 2021-1A, Class D, 5.05%,
11/20/31 ............... 1,355 1,380,513
Litigation Fee Residual Funding LLC,
Series 2015-1,  4.00%, 10/30/27
(c)
4,149 4,148,879
Loanpal Solar Loan Ltd., Series 2020-
3GS, Class A, 2.47%, 12/20/47
(a)
. 24,279 24,750,056
Long Beach Mortgage Loan Trust
(b)
:
Series 2006-2, Class 1A, (LIBOR
USD 1 Month + 0.36%), 0.45%,
03/25/46 ............... —
(e)
2
Series 2006-5, Class 2A3, (LIBOR
USD 1 Month + 0.30%), 0.39%,
06/25/36 ............... 9,473 5,905,489
Series 2006-7, Class 2A3, (LIBOR
USD 1 Month + 0.16%), 0.25%,
08/25/36 ............... 21,478 11,497,815
Madison Avenue Manufactured Housing
Contract Trust, Series 2002-A, Class
B2, (LIBOR USD 1 Month + 3.25%),
3.34%, 03/25/32
(b)
........... 2,515 2,528,615
Mariner Finance Issuance Trust
(a)
:
Series 2019-AA, Class A, 2.96%,
07/20/32 ............... 24,980 25,607,945

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Series 2019-AA, Class B, 3.51%,
07/20/32 ............... USD 5,530 $ 5,700,709
Series 2019-AA, Class C, 4.01%,
07/20/32 ............... 4,920 5,000,758
Series 2020-AA, Class A, 2.19%,
08/21/34 ............... 11,650 11,849,446
Series 2020-AA, Class B, 3.21%,
08/21/34 ............... 2,030 2,086,547
Series 2020-AA, Class C, 4.10%,
08/21/34 ............... 2,530 2,626,213
Series 2020-AA, Class D, 5.75%,
08/21/34 ............... 3,350 3,421,364
Series 2021-AA, Class C, 2.96%,
03/20/36 ............... 1,190 1,205,356
Series 2021-AA, Class D, 3.83%,
03/20/36 ............... 1,180 1,215,389
Series 2021-AA, Class E, 5.40%,
03/20/36 ............... 5,040 5,420,974
MASTR Asset-Backed Securities
Trust
(b)
:
Series 2006-AM2, Class A4, (LIBOR
USD 1 Month + 0.52%), 0.61%,
06/25/36
(a)
.............. 4,285 3,980,972
Series 2007-HE1, Class A4, (LIBOR
USD 1 Month + 0.28%), 0.37%,
05/25/37 ............... 5,000 4,466,087
MASTR Specialized Loan Trust, Series
2006-3, Class A, (LIBOR USD 1
Month + 0.26%), 0.35%, 06/25/46
(a)(b)
1,429 1,380,589
Mercury Financial Credit Card Master
Trust, Series 2021-1A, Class A,
1.54%, 03/20/26
(a)
........... 30,410 30,501,835
Merrill Lynch First Franklin Mortgage
Loan Trust
(b)
:
Series 2007-2, Class A2C, (LIBOR
USD 1 Month + 0.24%), 0.33%,
05/25/37 ............... 4,702 3,667,923
Series 2007-H1, Class 1A2, (LIBOR
USD 1 Month + 1.75%), 1.84%,
10/25/37 ............... 4,669 4,457,989
Merrill Lynch Mortgage Investors
Trust
(b)
:
Series 2006-OPT1, Class M1,
(LIBOR USD 1 Month + 0.26%),
0.35%, 08/25/37 .......... 1,101 908,904
Series 2006-RM3, Class A2B,
(LIBOR USD 1 Month + 0.18%),
0.27%, 06/25/37 .......... 3,005 872,724
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-FL6, Class
A, (LIBOR USD 1 Month + 1.10%),
1.20%, 07/16/36
(a)(b)
.......... 4,540 4,546,295
Mill City Solar Loan Ltd.
(a)
:
Series 2019-1A, Class A, 4.34%,
03/20/43 ............... 14,246 15,473,544
Series 2019-2GS, Class A, 3.69%,
07/20/43 ............... 23,969 25,405,725
Morgan Stanley ABS Capital I, Inc.
Trust
(b)
:
Series 2005-HE5, Class M4, (LIBOR
USD 1 Month + 0.87%), 0.96%,
09/25/35 ............... 10,462 7,580,407
Series 2007-SEA1, Class 2A1,
(LIBOR USD 1 Month + 1.90%),
1.99%, 02/25/47
(a)
......... 1,903 1,827,643
Security
Par (000)
Par (000) Value
United States (continued)
Morgan Stanley Home Equity Loan
Trust, Series 2006-3, Class A3,
(LIBOR USD 1 Month + 0.32%),
0.41%, 04/25/36
(b)
........... USD 3,005 $ 2,454,383
Mosaic Solar Loan Trust
(a)
:
Series 2018-2GS, Class A, 4.20%,
02/22/44 ............... 13,960 15,176,819
Series 2018-2GS, Class C, 5.97%,
02/22/44 ............... 3,131 3,326,829
Series 2019-1A, Class A, 4.37%,
12/21/43 ............... 21,498 23,596,003
Series 2020-1A, Class B, 3.10%,
04/20/46 ............... 3,251 3,403,784
Series 2020-2A, Class B, 2.21%,
08/20/46 ............... 6,070 6,052,130
Series 2021-1A, Class B, 2.05%,
12/20/46 ............... 8,548 8,549,188
Mosaic Solar Loans LLC
(a)
:
Series 2017-2A, Class A, 3.82%,
06/22/43 ............... 2,116 2,246,088
Series 2021-2A, Class A, 1.64%,
04/22/47 ............... 14,450 14,363,186
Series 2021-2A, Class B, 2.09%,
04/22/47 ............... 5,720 5,678,081
Nationstar HECM Loan Trust, Series
2020-1A, Class M3, 2.82%,
09/25/30
(a)(b)
............... 3,529 3,537,357
Nationstar Home Equity Loan Trust,
Series 2007-B, Class M1, (LIBOR
USD 1 Month + 0.41%), 0.50%,
04/25/37
(b)
................ 5,455 5,072,147
Navient Private Education Loan Trust
(a)
:
Series 2014-AA, Class B, 3.50%,
08/15/44 ............... 14,970 15,324,702
Series 2015-AA, Class B, 3.50%,
12/15/44 ............... 10,722 11,408,357
Series 2020-IA, Class B, 2.95%,
04/15/69 ............... 7,120 7,326,825
Navient Private Education Refi Loan
Trust
(a)
:
Series 2020-FA, Class B, 2.69%,
07/15/69 ............... 4,310 4,453,758
Series 2021-DA, Class A, (US Prime
Rate - 1.99%), 0.10%, 04/15/60
(b)
28,990 28,670,658
Series 2021-DA, Class B, 2.61%,
04/15/60
(c)
.............. 3,100 3,100,000
Series 2021-DA, Class C, 3.48%,
04/15/60
(c)
.............. 7,980 7,980,000
Series 2021-DA, Class D, 4.00%,
04/15/60
(c)
.............. 2,550 2,478,679
Nelnet Student Loan Trust
(a)
:
Series 2021-A, Class A1, (LIBOR
USD 1 Month + 0.80%), 0.90%,
04/20/62
(b)
.............. 22,330 22,365,232
Series 2021-A, Class A2, (LIBOR
USD 1 Month + 1.03%), 1.13%,
04/20/62
(b)
.............. 13,460 13,489,977
Series 2021-A, Class B2, 2.85%,
04/20/62 ............... 41,500 42,318,700
Series 2021-A, Class C, 3.75%,
04/20/62 ............... 24,060 24,247,216
Series 2021-A, Class D, 4.93%,
04/20/62 ............... 9,810 9,880,315
Series 2021-BA, Class AFX, 1.42%,
04/20/62 ............... 32,020 32,016,549

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-BA, Class B, 2.68%,
04/20/62 ............... USD 34,100 $ 34,080,819
Series 2021-BA, Class C, 3.57%,
04/20/62 ............... 9,550 9,569,903
Series 2021-BA, Class D, 4.75%,
04/20/62 ............... 2,780 2,779,172
New Century Home Equity Loan Trust,
Series 2005-C, Class M2, (LIBOR
USD 1 Month + 0.68%), 0.77%,
12/25/35
(b)
................ 3,917 3,611,131
Nomura Asset Acceptance Corp.
Alternative Loan Trust, Series 2006-
S5, Class A1, (LIBOR USD 1 Month
+ 0.40%), 0.49%, 10/25/36
(a)(b)
... 254 288,480
Oakwood Mortgage Investors, Inc.
(b)
:
Series 2001-D, Class A2, 5.26%,
01/15/19 ............... 1,993 1,337,244
Series 2001-D, Class A4, 6.93%,
09/15/31 ............... 1,630 1,265,770
OneMain Financial Issuance Trust
(a)
:
Series 2018-1A, Class E, 5.52%,
03/14/29 ............... 14,596 15,038,375
Series 2019-1A, Class B, 3.79%,
02/14/31 ............... 9,034 9,066,053
Series 2019-1A, Class E, 5.69%,
02/14/31 ............... 22,805 23,103,926
Series 2019-2A, Class D, 4.05%,
10/14/36 ............... 13,070 14,314,719
Series 2020-2A, Class D, 3.45%,
09/14/35 ............... 10,930 11,691,525
Series 2021-1A, Class C, 2.22%,
06/16/36 ............... 800 801,530
Series 2021-1A, Class D, 2.47%,
06/16/36 ............... 1,700 1,711,534
Oportun Issuance Trust
(a)
:
Series 2021-B, Class A, 1.47%,
05/08/31 ............... 7,520 7,538,768
Series 2021-B, Class B, 1.96%,
05/08/31 ............... 1,960 1,966,119
Series 2021-B, Class C, 3.65%,
05/08/31 ............... 920 922,287
Series 2021-B, Class D, 5.41%,
05/08/31 ............... 1,670 1,673,734
Option One Mortgage Loan Trust:
Series 2005-4, Class M3, (LIBOR
USD 1 Month + 0.74%), 0.83%,
11/25/35
(b)
.............. 6,618 6,255,370
Series 2006-3, Class 1A1, (LIBOR
USD 1 Month + 0.14%), 0.23%,
02/25/37
(b)
.............. 2,071 1,575,510
Series 2007-CP1, Class 2A3,
(LIBOR USD 1 Month + 0.21%),
0.30%, 03/25/37
(b)
......... 6,755 5,460,731
Series 2007-FXD1, Class 1A1,
5.87%, 01/25/37
(d)
......... 19,056 19,118,145
Series 2007-FXD1, Class 2A1,
5.87%, 01/25/37
(d)
......... 16,154 16,238,073
Series 2007-FXD2, Class 1A1,
5.82%, 03/25/37
(d)
......... 8,408 8,520,253
Origen Manufactured Housing Contract
Trust
(b)
:
Series 2001-A, Class M1, 7.82%,
03/15/32 ............... 3,737 3,664,471
Series 2007-B, Class A1, (LIBOR
USD 1 Month + 1.20%), 1.27%,
10/15/37
(a)(c)
............. 3,695 3,647,859
Security
Par (000)
Par (000) Value
United States (continued)
Ownit Mortgage Loan Trust, Series
2006-2, Class A2C, 6.50%,
01/25/37
(d)
................ USD 5,324 $ 5,146,933
Pagaya AI Debt Selection Trust, Series
2021-2, Class NOTE, 3.00%,
01/25/29
(a)(c)
............... 10,820 10,982,300
Progress Residential
(a)
:
Series 2021-SFR1, Class F, 2.76%,
04/17/38 ............... 5,100 5,019,197
Series 2021-SFR3, Class F, 3.44%,
05/17/26 ............... 12,190 12,318,992
Series 2021-SFR4, Class F, 3.41%,
05/17/38 ............... 15,230 15,201,814
Progress Residential Trust
(a)
:
Series 2018-SFR2, Class F, 4.95%,
08/17/35 ............... 2,873 2,886,399
Series 2020-SFR2, Class B, 2.58%,
06/17/37 ............... 950 970,789
Series 2020-SFR3, Class E, 2.30%,
10/17/27 ............... 4,710 4,714,172
Series 2020-SFR3, Class F, 2.80%,
10/17/27 ............... 8,860 8,896,012
Series 2021-SFR2, Class F, 3.40%,
04/19/38 ............... 10,966 10,922,889
Series 2021-SFR5, Class F, 3.16%,
07/17/38 ............... 3,192 3,167,795
Series 2021-SFR6, Class F, 3.42%,
07/17/38 ............... 6,423 6,422,770
PRPM LLC, Series 2020-4, Class A1,
2.95%, 10/25/25
(a)(d)
.......... 14,231 14,291,627
RAMP Series Trust, Series 2004-RS7,
Class A2A, (LIBOR USD 1 Month +
0.62%), 0.71%, 07/25/34
(b)
..... 3,459 3,038,797
RASC Series Trust, Series 2006-EMX9,
Class 1A4, (LIBOR USD 1 Month +
0.24%), 0.57%, 11/25/36
(b)
...... 2,614 2,184,930
Regional Management Issuance
Trust
(a)
:
Series 2019-1, Class A, 3.05%,
11/15/28 ............... 25,860 26,194,466
Series 2020-1, Class A, 2.34%,
10/15/30 ............... 9,260 9,430,544
Series 2020-1, Class B, 3.23%,
10/15/30 ............... 1,140 1,165,292
Series 2020-1, Class C, 3.80%,
10/15/30 ............... 1,500 1,532,607
Republic Finance Issuance Trust
(a)
:
Series 2019-A, Class A, 3.43%,
11/22/27 ............... 32,070 32,412,450
Series 2020-A, Class A, 2.47%,
11/20/30 ............... 9,180 9,344,312
Series 2020-A, Class B, 3.54%,
11/20/30 ............... 9,340 9,611,518
Series 2020-A, Class C, 4.05%,
11/20/30 ............... 2,420 2,493,137
RR LLC, Series 2017-1A, Class A1AB,
(LIBOR USD 3 Month + 1.15%),
1.23%, 07/15/35
(a)(b)(c)
......... 3,290 3,290,000
SACO I Trust, Series 2006-9, Class
A1, (LIBOR USD 1 Month + 0.30%),
0.39%, 08/25/36
(b)
........... 529 527,224
Saxon Asset Securities Trust, Series
2007-1, Class M1, (LIBOR USD 1
Month + 0.29%), 0.38%, 01/25/47
(b)
3,219 3,191,224

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Securitized Asset-Backed Receivables
LLC Trust, Series 2006-OP1, Class
M6, (LIBOR USD 1 Month + 1.01%),
1.10%, 10/25/35
(b)
........... USD 570 $ 513,653
Security National Mortgage Loan Trust,
Series 2007-1A, Class 2A, (LIBOR
USD 1 Month + 0.35%), 0.44%,
04/25/37
(a)(b)
............... 564 563,868
Sesac Finance LLC, Series 2019-1,
Class A2, 5.22%, 07/25/49
(a)
.... 19,237 20,525,868
SG Mortgage Securities Trust
(b)
:
Series 2006-FRE2, Class A2C,
(LIBOR USD 1 Month + 0.32%),
0.41%, 07/25/36 .......... 2,482 739,091
Series 2006-OPT2, Class A3D,
(LIBOR USD 1 Month + 0.21%),
0.30%, 10/25/36 .......... 4,623 3,727,899
Signal Peak CLO 1 Ltd.
(a)(b)
:
Series 2014-1A, Class AR3, (LIBOR
USD 3 Month + 1.16%), 1.35%,
04/17/34 ............... 12,220 12,190,940
Series 2014-1A, Class BR3, (LIBOR
USD 3 Month + 1.80%), 1.99%,
04/17/34 ............... 1,000 995,313
Signal Peak CLO 2 LLC
(a)(b)
:
Series 2015-1A, Class AR2, (LIBOR
USD 3 Month + 0.98%), 1.17%,
04/20/29 ............... 900 900,894
Series 2015-1A, Class BR2, (LIBOR
USD 3 Month + 1.50%), 1.69%,
04/20/29 ............... 23,708 23,465,432
Series 2015-1A, Class CR2, (LIBOR
USD 3 Month + 1.90%), 2.09%,
04/20/29 ............... 14,000 13,950,527
SLM Private Credit Student Loan
Trust
(b)
:
Series 2005-A, Class A4, (LIBOR
USD 3 Month + 0.31%), 0.43%,
12/15/38 ............... 10,495 10,274,564
Series 2005-B, Class A4, (LIBOR
USD 3 Month + 0.33%), 0.45%,
06/15/39 ............... 38,848 37,807,700
Series 2005-B, Class B, (LIBOR
USD 3 Month + 0.40%), 0.52%,
06/15/39 ............... 3,465 3,443,347
Series 2006-A, Class A5, (LIBOR
USD 3 Month + 0.29%), 0.41%,
06/15/39 ............... 24,904 24,187,658
Series 2006-B, Class A5, (LIBOR
USD 3 Month + 0.27%), 0.39%,
12/15/39 ............... 24,030 23,544,373
Series 2007-A, Class A4A, (LIBOR
USD 3 Month + 0.24%), 0.36%,
12/16/41 ............... 16,142 15,738,579
SLM Private Education Loan Trust,
Series 2010-C, Class A5, (LIBOR
USD 1 Month + 4.75%), 4.82%,
10/15/41
(a)(b)
............... 28,430 31,703,112
SMB Private Education Loan Trust
(a)
:
Series 2015-B, Class B, 3.50%,
12/17/40 ............... 10,350 10,690,791
Series 2015-C, Class B, 3.50%,
09/15/43 ............... 6,210 6,470,901
Series 2020-A, Class B, 3.00%,
08/15/45 ............... 5,930 6,115,819
Security
Par (000)
Par (000) Value
United States (continued)
Series 2020-B, Class B, 2.76%,
07/15/53 ............... USD 4,458 $ 4,489,496
Series 2020-PTA, Class B, 2.50%,
09/15/54 ............... 11,625 11,821,307
Series 2020-PTA, Class C, 3.20%,
09/15/54 ............... 4,455 4,753,150
Series 2020-PTB, Class B, 2.50%,
09/15/54 ............... 11,850 12,037,393
Series 2021-A, Class B, 2.31%,
01/15/53 ............... 8,070 8,180,202
Series 2021-A, Class C, 2.99%,
01/15/53 ............... 23,630 23,822,301
Series 2021-A, Class D1, 3.86%,
01/15/53 ............... 10,640 10,587,574
Series 2021-A, Class D2, 3.86%,
01/15/53 ............... 5,800 5,794,424
Series 2021-C, Class A2, (LIBOR
USD 1 Month + 0.80%), 0.89%,
01/15/53
(b)
.............. 21,330 21,329,994
Series 2021-C, Class B, 2.30%,
01/15/53 ............... 1,600 1,594,992
Series 2021-C, Class C, 3.00%,
01/15/53
(c)
.............. 1,330 1,330,000
Series 2021-C, Class D, 3.93%,
01/15/53
(c)
.............. 637 636,500
SoFi RR Funding IV Trust, Series 2021-
1, Class A, 2.98%, 12/31/25
(a)(c)(d)
. 27,633 27,632,552
Soundview Home Loan Trust, Series
2004-WMC1, Class M2, (LIBOR
USD 1 Month + 0.80%), 0.89%,
01/25/35
(b)
................ 120 115,675
SpringCastle America Funding LLC
(a)
:
Series 2020-AA, Class A, 1.97%,
09/25/37 ............... 17,518 17,693,672
Series 2020-AA, Class B, 2.66%,
09/25/37 ............... 19,740 19,838,449
STAR Trust, Series 2021-SFR1, Class
F, (LIBOR USD 1 Month + 2.40%),
2.48%, 04/17/38
(a)(b)
.......... 1,870 1,866,679
Sunrun Xanadu Issuer LLC, Series
2019-1A, Class A, 3.98%, 06/30/54
(a)
19,077 20,493,391
Towd Point Mortgage Trust, Series
2019-SJ2, Class M1, 4.50%,
11/25/58
(a)(b)
............... 20,440 20,760,442
Tricon American Homes Trust
(a)
:
Series 2018-SFR1, Class E, 4.56%,
05/17/37 ............... 2,360 2,466,276
Series 2018-SFR1, Class F, 4.96%,
05/17/37 ............... 1,630 1,708,613
Upstart Pass-Through Trust
(a)
:
Series 2020-ST6, Class A, 3.00%,
01/20/27 ............... 4,170 4,225,112
Series 2021-ST2, Class A, 2.50%,
04/20/27 ............... 7,880 7,969,467
Series 2021-ST3, Class A, 2.00%,
05/20/27 ............... 6,286 6,291,359
Series 2021-ST4, Class A, 2.00%,
07/20/27 ............... 2,710 2,708,964
Series 2021-ST5, Class A, 2.00%,
07/20/27 ............... 1,350 1,348,834
VCAT LLC, Series 2020-NPL1, Class
A1, 3.67%, 08/25/50
(a)(d)
....... 8,874 8,916,483
Wachovia Asset Securitization Issuance
II LLC Trust, Series 2007-HE2A,
Class A, (LIBOR USD 1 Month +
0.13%), 0.22%, 07/25/37
(a)(b)
.... 5,086 4,719,921

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Washington Mutual Asset-Backed
CertificatesTrust
(b)
:
Series 2006-HE4, Class 2A2,
(LIBOR USD 1 Month + 0.18%),
0.27%, 09/25/36 .......... USD 14,484 $ 5,968,163
Series 2006-HE5, Class 1A, (LIBOR
USD 1 Month + 0.16%), 0.25%,
10/25/36 ............... 4,989 4,294,202
Woodmont Trust, Series 2017-2A,
Class A1R, (LIBOR USD 3 Month +
1.67%), 1.85%, 04/20/33
(a)(b)
.... 14,000 14,047,146
Yale Mortgage Loan Trust, Series 2007-
1, Class A, (LIBOR USD 1 Month +
0.40%), 0.49%, 06/25/37
(a)(b)
.... 6,140 2,636,518
2,888,613,466
Total Asset-Backed Securities — 12.8%
(Cost: $5,317,252,368) ........................... 5,297,748,385
Shares
Shares
Common Stocks — 4.8%
Brazil — 0.0%
Oi SA, ADR
(f)(g)
................ 1,054,375 1,571,019
Canada — 0.1%
CTC Triangle BV
(f)
............. 1,393,669 1,652,543
Intact Financial Corp. ........... 2,891 392,766
Largo Resources Ltd.
(f)
.......... 118,474 1,844,586
National Bank of Canada ........ 5,268 394,250
Northern Graphite Corp.
(f)
........ 435,208 168,522
Shopify, Inc., Class A
(f)
.......... 17,195 25,121,551
29,574,218
Cayman Islands — 0.0%
Hedosophia European Growth
(f)
.... 444,510 5,260,236
France — 0.1%
BNP Paribas SA .............. 106,099 6,658,736
Cie de Saint-Gobain ............ 172,859 11,407,975
Engie SA ................... 532,726 7,305,048
Hermes International ........... 302 440,712
Societe Generale SA ........... 847,075 25,057,677
Suez SA .................... 15,908 378,474
51,248,622
Germany — 0.3%
468 Spac I SE, Class A
(f)
......... 588,885 6,857,015
Allianz SE (Registered) .......... 114,789 28,646,393
Bayer AG (Registered) .......... 191,781 11,659,371
CTS Eventim AG & Co. KGaA
(f)
.... 5,786 361,432
Daimler AG (Registered) ......... 178,411 15,942,564
Fresenius SE & Co. KGaA ........ 462,940 24,160,795
Hannover Rueck SE ............ 2,055 344,023
HeidelbergCement AG .......... 128,919 11,068,540
K+S AG (Registered)
(f)
.......... 1,216,359 16,581,253
Merck KGaA ................. 2,165 415,412
Puma SE ................... 118,677 14,164,213
130,201,011
Ireland — 0.0%
Flutter Entertainment plc
(f)
........ 16,649 3,030,091
Security
Shares
Shares Value
Israel — 0.0%
(f)
ION Acquisition Corp. 2 Ltd. ....... 26,128 $ 263,632
SimilarWeb Ltd. ............... 149,725 2,949,582
3,213,214
Italy — 0.2%
Assicurazioni Generali SpA ....... 1,360,291 27,310,161
Atlantia SpA
(f)
................ 203,732 3,699,367
Banca Mediolanum SpA ......... 405,806 3,952,231
Buzzi Unicem SpA ............. 141,396 3,756,381
Ferrari NV .................. 54,433 11,237,493
FinecoBank Banca Fineco SpA
(f)
... 232,364 4,055,059
Intesa Sanpaolo SpA ........... 4,199,095 11,616,121
Nexi SpA
(a)(f)
................. 213,654 4,695,103
Poste Italiane SpA
(a)
............ 293,120 3,879,607
Prysmian SpA ................ 122,043 4,379,643
Snam SpA .................. 687,048 3,974,405
Telecom Italia SpA ............. 3,465,307 1,838,164
UniCredit SpA ................ 302,595 3,577,489
87,971,224
Luxembourg — 0.0%
Lakestar Spac I SE
(f)
............ 422,094 4,999,974
Netherlands — 0.0%
Climate Transition Capital Acquisition I
BV
(f)
..................... 310,735 3,596,111
Poland — 0.0%
InPost SA
(f)
.................. 453,810 9,107,969
Sweden — 0.1%
Atlas Copco AB, Class A ......... 6,318 387,978
Volvo AB, Class B ............. 859,136 20,704,684
21,092,662
Switzerland — 0.1%
ABB Ltd. (Registered) ........... 491,274 16,690,862
Cie Financiere Richemont SA
(Registered) ............... 87,300 10,583,259
Holcim Ltd.
(f)
................. 190,873 11,473,014
38,747,135
Taiwan — 0.1%
Sea Ltd., ADR
(f)
............... 43,800 12,027,480
Taiwan Semiconductor Manufacturing
Co. Ltd., ADR .............. 67 8,051
12,035,531
United Kingdom — 0.4%
Alphawave IP Group plc
(f)
........ 2,068,387 10,300,319
BP plc, ADR ................. 900,001 23,778,026
Genius Sports Ltd.
(f)
............ 422,724 7,934,529
Lloyds Banking Group plc ........ 32,715,568 21,162,286
Mitchells & Butlers plc
(f)
.......... 100,276 386,521
NEW Look Retailers
(c)(f)
.......... 2,172,402 30
Reckitt Benckiser Group plc ....... 177,147 15,650,976
Tesco plc ................... 2,611,846 8,068,469
THG plc
(f)
................... 7,419,050 62,602,909
149,884,065
United States — 3.4%
10X Future Technologies Holding
Ltd., (Acquired 05/13/21, cost
$16,122,436)
(c)(f)(h)
........... 425,677 15,869,652
Adobe, Inc.
(f)
................. 749 438,644
Advance Auto Parts, Inc. ......... 117,118 24,025,587
Advanced Micro Devices, Inc.
(f)
.... 4,617 433,675
Agilent Technologies, Inc. ........ 2,866 423,623
Airbnb, Inc., Class A
(f)
........... 140,999 21,592,587

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
United States (continued)
Alaska Air Group, Inc.
(f)
.......... 134,378 $ 8,104,337
Alphabet, Inc., Class A
(f)
......... 2,203 5,379,263
Alphabet, Inc., Class C
(f)
......... 6,159 15,436,425
Altice USA, Inc., Class A
(f)
........ 127,156 4,341,106
Amazon.com, Inc.
(f)
............ 16,801 57,798,128
Annaly Capital Management, Inc. ... 42,104 373,884
Apple, Inc. .................. 39,428 5,400,059
Applied Materials, Inc. .......... 229,056 32,617,574
Archer-Daniels-Midland Co. ....... 6,086 368,812
ArcLight Clean Transition Corp. II
(f)
.. 244,350 2,455,718
Astra Space, Inc., (Acquired 06/30/21,
cost $10,481,750)
(f)(h)
......... 1,048,175 10,481,750
Bank of America Corp. .......... 71,217 2,936,277
Beazer Homes USA, Inc.
(f)
........ 103,779 2,001,897
Blackstone Group, Inc. (The), Class A 4,358 423,336
Booking Holdings, Inc.
(f)
......... 177 387,292
Broadcom, Inc. ............... 10,563 5,036,861
Bruin Group LLC
(c)(f)
............ 743,330 7
Caesars Entertainment, Inc.
(f)
...... 182,873 18,973,074
California Resources Corp.
(f)
...... 1,349,914 40,686,408
Cano Health, Inc., (Acquired 06/03/21,
cost $9,158,040)
(f)(h)
.......... 915,804 10,979,650
Capri Holdings Ltd.
(f)
............ 533,518 30,511,894
Caremax, Inc., (Acquired 06/08/21, cost
$ 6,155,250)
(f)(h)
............. 615,525 7,724,121
Carrier Global Corp. ............ 297,744 14,470,358
Cathay Resources Corp.
(f)
........ 494,974 14,918,516
Century Communities, Inc. ....... 143,340 9,537,844
CH Robinson Worldwide, Inc. ..... 3,959 370,840
Chesapeake Energy Corp. ....... 954 49,532
Chesapeake Energy, (Acquired
02/09/21, cost $103,138)
(f)(h)
.... 10,891 559,021
Climate Real Impact Solutions II
Acquisition Corp.
(f)
........... 95,556 967,027
Clorox Co. (The) .............. 2,128 382,848
Comcast Corp., Class A ......... 510,555 29,111,846
ConocoPhillips ............... 446,901 27,216,271
Corteva, Inc. ................. 7,838 347,615
Costco Wholesale Corp. ......... 26,911 10,647,875
Crown PropTech Acquisitions
(f)
..... 598,800 5,946,084
Crown PropTech Acquisitions
(c)
..... 229,536 126,245
Danaher Corp. ............... 1,508 404,687
Davidson Kempner Mercant Co- Invest
Fund LP, (Acquired 04/1/21, cost
$37,491,500)
(c)(f)(h)(i)
........... 37,491,500 37,491,500
Deere & Co. ................. 86,250 30,421,238
Delta Air Lines, Inc.
(f)
........... 407,804 17,641,601
Devon Energy Corp. ............ 631,281 18,427,092
Diamondback Energy, Inc. ........ 48,002 4,506,908
DiamondRock Hospitality Co.
(f)
..... 961,321 9,324,814
DraftKings, Inc., Class A
(f)
........ 36,410 1,899,510
Dragoneer Growth Opportunities Corp.,
Class A
(f)
................. 443,471 4,416,971
Edwards Lifesciences Corp.
(f)
...... 169,526 17,557,808
EQT Corp.
(f)
................. 689,359 15,345,131
Exxon Mobil Corp. ............. 222,340 14,025,207
FedEx Corp. ................. 15,165 4,524,174
Fifth Wall Acquisition Corp. I, Class A
(f)
134,973 1,661,518
Forestar Group, Inc.
(f)
........... 236,909 4,953,767
Freeport-McMoRan, Inc. ......... 514,769 19,103,078
Frontier Communications Parent, Inc.
(f)
(g)
...................... 469,491 12,394,562
General Motors Co.
(f)
........... 170,789 10,105,585
Green Plains, Inc.
(f)
............ 410,613 13,804,809
HCA Healthcare, Inc. ........... 9,793 2,024,605
Security
Shares
Shares Value
United States (continued)
Healthcare Merger Corp. (Acquired
10/30/20, cost $6,250,000)
(f)(h)
... 625,000 $ 3,556,250
Highland Transcend Partners I Corp.
(f)
84,082 842,502
Hilton Worldwide Holdings, Inc.
(f)
... 162,099 19,552,381
Intuitive Surgical, Inc.
(f)
.......... 18,420 16,939,769
Israel Amplify Program Corp.
(c)(f)
.... 176,261 766
Jaws Mustang Acquisition Corp.
(f)
... 115,156 1,158,469
Johnson Controls International plc .. 124,372 8,535,650
JPMorgan Chase & Co. ......... 2,498 388,539
Keysight Technologies, Inc.
(f)
...... 65,434 10,103,664
Khosla Ventures Acquisition Co.
(f)
... 262,447 2,595,601
KINS TECHNOLOGY
(c)(f)
......... 249,500 189,620
KINS Technology Group, Inc.
(f)
..... 798,485 8,216,411
L Brands, Inc. ................ 179,155 12,909,909
Lam Research Corp. ........... 7,704 5,012,993
Las Vegas Sands Corp.
(f)
......... 296,727 15,634,546
Latch, Inc., (Acquired 06/04/21, cost
$8,941,570)
(f)(h)
............. 894,157 10,867,688
Liberty Media Acquisition Corp.
(f)
.... 671,610 7,112,350
Lions Gate Entertainment Corp., Class
A
(f)(g)
.................... 220,350 4,561,245
Lowe's Cos., Inc. .............. 145,833 28,287,227
Mastercard, Inc., Class A ......... 1,072 391,376
Micron Technology, Inc.
(f)
......... 334,791 28,450,539
Microsoft Corp. ............... 128,922 34,924,970
Monster Beverage Corp.
(f)(g)
....... 161,098 14,716,302
Netflix, Inc.
(f)
................. 746 394,045
New Look Builders, Inc.
(c)(f)
........ 8,689,610 87
NextEra Energy, Inc. ........... 4,947 362,516
Northern Genesis Acquisition Corp. II
(f)
95,436 999,692
NVIDIA Corp. ................ 34,223 27,381,822
Opendoor Technologies, Inc.
(f)(g)
.... 1,367,000 24,236,910
Ovintiv, Inc. .................. 134,136 4,221,260
Park Hotels & Resorts, Inc.
(f)
...... 453,362 9,343,791
Parker-Hannifin Corp. ........... 13,000 3,992,430
Penn National Gaming, Inc.
(f)
...... 165,224 12,637,984
Pioneer Energy Services Corp.
(c)(f)
... 32,629 482,909
Pioneer Natural Resources Co. .... 54,889 8,920,560
Pivotal Investment Corp. III
(f)
...... 272,602 2,726,020
Playstudios, Inc., (Acquired 06/17/21,
cost $14,329,830)
(f)(h)
......... 1,432,983 10,316,705
Proterra, Inc., (Acquired 06/14/21, cost
$7,849,730)
(f)(h)
............. 784,973 13,042,885
PubMatic, Inc., Class A
(f)
......... 17,716 692,164
PVH Corp.
(f)
................. 189,232 20,359,471
Quest Diagnostics, Inc. .......... 113,967 15,040,225
Ralph Lauren Corp. ............ 33,659 3,965,367
Reinvent Technology Partners Y
(f)
... 365,440 3,687,290
Reinvent Technology Partners Z
(f)
... 37,026 380,627
Rockwell Automation, Inc. ........ 1,439 411,583
Rotor Acquisition Corp.
(c)
......... 130,270 665,680
Rotor Acquisition Corp.
(f)
......... 472,023 4,965,682
salesforce.com, Inc.
(f)
........... 72,711 17,761,116
Science Strategic Acquisition Corp.
Alpha
(f)
................... 290,437 2,886,944
Service Properties Trust ......... 956,825 12,055,995
ServiceNow, Inc.
(f)
............. 747 410,514
Sherwin-Williams Co. (The) ....... 1,409 383,882
Snorkel AI, Inc., (Acquired 06/30/21,
cost $609,993)
(c)(f)(h)
.......... 40,613 664,835
Sofi Technologies, Inc., (Acquired
05/26/21, cost $2,621,000)
(f)(h)
... 262,100 4,947,694
Sonos, Inc.
(f)(j)
................ 906,037 31,919,684
Southwest Airlines Co.
(f)
......... 256 13,591
Starwood Property Trust, Inc. ...... 436,773 11,430,349

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
United States (continued)
Stem, Inc.
(f)
.................. 897,809 $ 32,330,102
Sunstone Hotel Investors, Inc.
(f)
.... 662,106 8,223,357
Taboola.com Ltd., (Acquired 06/30/21,
cost $5,065,590)
(f)(h)
.......... 506,559 5,065,590
Taylor Morrison Home Corp.
(f)
..... 347,515 9,181,346
TE Connectivity Ltd. ............ 126,371 17,086,623
Tesla, Inc.
(f)
.................. 549 373,155
Thimble Point Acquisition Corp.
(f)
... 335,536 3,472,798
Tishman Speyer Innovation Corp. II
(f)(g)
175,279 1,761,554
Toll Brothers, Inc.
(j)
............. 462,628 26,744,525
Trane Technologies plc .......... 110,840 20,410,078
United Rentals, Inc.
(f)
........... 25,000 7,975,250
United States Steel Corp.
(g)
....... 454,508 10,908,192
UnitedHealth Group, Inc. ......... 25,361 10,155,559
Uwm Holdings Corp. (Acquired
01/20/21, cost $8,864,000)
(f)(h)
... 1,151,589 9,730,927
Vantage Drilling Co.
(f)
........... 1,556,671 9,340
Veeva Systems, Inc., Class A
(f)
..... 1,356 421,648
Walmart, Inc. ................. 36,261 5,113,526
Walt Disney Co. (The)
(f)
.......... 124,826 21,940,666
Western Digital Corp.
(f)
.......... 328,680 23,392,156
Williams Cos., Inc. (The) ......... 15,695 416,702
Wynn Resorts Ltd.
(f)
............ 152,384 18,636,563
Xenia Hotels & Resorts, Inc.
(f)
..... 529,910 9,925,214
1,409,814,075
Total Common Stocks — 4.8%
(Cost: $1,657,318,566) ........................... 1,961,347,157
Par (000)
Pa r (000)
Corporate Bonds — 28.5%
Argentina — 0.1%
Capex SA, 6.88%
,
05/15/24
(a)
..... USD 5,000 4,611,875
Generacion Mediterranea SA, 9.63%
,
07/27/23
(a)
................ 19,029 14,075,513
Genneia SA:
8.75%, 01/20/22
(a)
........... 5,155 4,990,040
8.75%, 01/20/22 ............ 10,000 9,680,000
Stoneway Capital Corp.
(f)(k)
:
10.00%, 03/01/27
(a)
.......... 22,987 6,213,695
10.00%, 03/01/27 ........... 21,057 5,691,837
45,262,960
Australia — 0.1%
APT Pipelines Ltd., 2.00%
,
07/15/30 . EUR 7,455 9,555,506
FMG Resources August 2006 Pty.
Ltd.
(a)
:
5.13%, 05/15/24 ............ USD 2,773 3,019,104
4.50%, 09/15/27 ............ 484 526,350
Glencore Funding LLC, 0.00%
,
03/27/25
(l)(m)
............... 3,800 3,698,540
National Australia Bank Ltd., 2.99%
,
05/21/31
(a)
................ 7,715 7,832,994
Pacific National Finance Pty. Ltd.,
4.75%
,
03/22/28 ............ 12,000 13,083,744
QBE Insurance Group Ltd., (USD Swap
Rate 10 Year + 4.40%), 5.87%
,
06/17/46
(b)
................ 2,817 3,121,662
Santos Finance Ltd., 5.25%
,
03/13/29 13,300 15,129,398
55,967,298
Security
Par (000)
Par (000) Value
Austria — 0.2%
ams AG
(l)
:
0.00%, 03/05/25
(m)
.......... EUR 7,800 $ 7,938,843
2.13%, 11/03/27 ............ 11,500 13,356,721
BAWAG Group AG, (EUR Swap Annual
5 Year + 2.30%), 2.38%
,
03/26/29
(b)
8,500 10,525,248
Erste Group Bank AG, (EUR Swap
Annual 5 Year + 6.20%), 6.50%
(b)(n)
1,200 1,597,092
Lenzing AG:
(EUR Swap Annual 5 Year +
11.21%), 5.75%
(b)(n)
........ 27,300 34,409,634
67,827,538
Bahrain — 0.0%
BBK BSC, 5.50%
,
07/09/24 ....... USD 4,477 4,700,291
Oil and Gas Holding Co. BSCC (The),
7.63%
,
11/07/24 ............ 12,151 13,531,657
18,231,948
Belgium — 0.7%
Anheuser-Busch Cos. LLC, 4.70%
,
02/01/36 ................. 7,792 9,563,460
Anheuser-Busch InBev Worldwide, Inc.:
4.60%, 04/15/48 ............ 3,839 4,686,818
4.50%, 06/01/50 ............ 34,186 41,604,033
4.60%, 06/01/60 ............ 12,000 14,771,646
European Union:
0.00%, 07/04/31 ............ EUR 132,487 156,744,177
0.70%, 07/06/51 ............ 8,606 10,318,386
House of Finance NV (The), 4.38%
,
07/15/26 ................. 1,600 1,925,658
Ontex Group NV, 3.50%
,
07/15/26 .. 1,704 2,017,992
Solvay Finance SACA
(b)(n)
:
(EUR Swap Annual 5 Year +
3.70%), 5.42% ........... 4,690 6,129,330
(EUR Swap Annual 5 Year +
5.22%), 5.87% ........... 8,600 11,484,878
Solvay SA, (EUR Swap Annual 5 Year +
2.98%), 2.50%
(b)(n)
........... 33,900 41,453,079
Telenet Finance Luxembourg Notes
SARL, 5.50%
,
03/01/28
(a)
...... USD 3,000 3,156,000
303,855,457
Brazil — 0.9%
Atento Luxco 1 SA, 8.00%
,
02/10/26
(a)
4,625 5,023,328
Azul Investments LLP:
5.88%, 10/26/24
(a)(o)
.......... 6,177 5,980,108
5.88%, 10/26/24 ............ 1,696 1,641,940
7.25%, 06/15/26
(a)
........... 13,840 13,563,200
Banco Bradesco SA, 3.20%
,
01/27/25
(a)
1,291 1,326,089
Banco do Brasil SA, 5.88%
,
01/26/22
(a)
5,020 5,137,920
Banco Votorantim SA, 4.00%
,
09/24/22
(a)
................ 5,500 5,671,187
Braskem Netherlands Finance BV:
4.50%, 01/10/28 ............ 5,102 5,369,600
5.88%, 01/31/50
(a)
........... 10,000 10,955,000
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
8.22%), 8.50%, 01/23/81
(a)(b)
.. 11,992 13,965,433
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
8.22%), 8.50%, 01/23/81
(b)
... 2,967 3,455,257
BRF GmbH:
4.35%, 09/29/26
(a)
........... 10,946 11,515,876
4.35%, 09/29/26 ............ 904 951,065
BRF SA:
4.88%, 01/24/30
(a)
........... 2,000 2,093,500

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Brazil (continued)
4.88%, 01/24/30 ............ USD 2,775 $ 2,904,731
5.75%, 09/21/50
(a)
........... 10,790 11,065,145
Embraer Netherlands Finance BV:
5.40%, 02/01/27 ............ 3,232 3,432,028
6.95%, 01/17/28
(a)
........... 8,407 9,594,489
Embraer Overseas Ltd., 5.70%
,
09/16/23 ................. 4,558 4,854,384
GOL Equity Finance SA, 3.75%
,
07/15/24
(a)(l)
................ 2,589 2,318,773
Gol Finance SA
(a)
:
7.00%, 01/31/25 ............ 22,152 21,199,464
8.00%, 06/30/26 ............ 4,900 4,974,419
Itau Unibanco Holding SA
(a)
:
2.90%, 01/24/23 ............ 18,000 18,379,800
5.13%, 05/13/23 ............ 1,424 1,504,367
3.25%, 01/24/25 ............ 13,596 13,929,952
Klabin Austria GmbH, 3.20%
,
01/12/31
(a)
................ 12,005 11,807,518
Odebrecht Offshore Drilling Finance
Ltd., 1.00%
,
(1.00% Cash or 7.72%
PIK), 12/01/26
(a)(p)
........... 4 873
Oi SA, 10.00%
,
(10.00% Cash or 4.00%
PIK), 07/27/25
(p)
............. 32,995 33,839,672
Petrobras Global Finance BV:
4.38%, 05/20/23 ............ 601 636,046
6.25%, 03/17/24 ............ 3,623 4,090,004
5.30%, 01/27/25 ............ 16,757 18,812,874
6.00%, 01/27/28 ............ 388 445,109
5.60%, 01/03/31 ............ 19,283 21,524,649
Rumo Luxembourg SARL, 5.88%
,
01/18/25
(a)
................ 11,299 11,848,414
Simpar Europe SA, 5.20%
,
01/26/31
(a)
16,002 16,362,045
Suzano Austria GmbH:
3.75%, 01/15/31 ............ 5,628 5,881,260
3.13%, 01/15/32 ............ 12,630 12,508,752
Usiminas International SARL, 5.88%
,
07/18/26
(a)
................ 900 974,363
Vale Overseas Ltd.:
6.25%, 08/10/26 ............ 2,390 2,866,208
3.75%, 07/08/30 ............ 13,956 14,842,206
XP, Inc., 3.25%
,
07/01/26
(a)
....... 15,900 15,741,000
352,988,048
Canada — 0.3%
1011778 BC ULC
(a)
:
5.75%, 04/15/25 ............ 4,403 4,661,720
3.88%, 01/15/28 ............ 605 612,562
4.38%, 01/15/28 ............ 718 727,873
Air Canada Pass-Through Trust, Series
2015-2, Class B, 5.00%
,
12/15/23
(a)
8,144 8,247,521
Alimentation Couche-Tard, Inc.
(a)
:
3.44%, 05/13/41 ............ 10,000 10,324,638
3.63%, 05/13/51 ............ 6,327 6,611,469
ARI FCP Investments LP
(b)(c)
:
(LIBOR USD 1 Month + 2.90%),
2.98%, 01/06/25 .......... 6,557 6,513,020
(LIBOR USD 1 Month + 2.90%),
2.98%, 01/30/25 .......... 3,073 3,041,987
Bombardier, Inc., 7.13%
,
06/15/26
(a)
. 4,586 4,801,542
Brookfield Residential Properties, Inc.
(a)
:
6.25%, 09/15/27 ............ 3,900 4,119,375
5.00%, 06/15/29 ............ 2,892 2,913,690
Enbridge, Inc., 2.50%
,
08/01/33 .... 15,000 15,001,420
GFL Environmental, Inc., 5.13%
,
12/15/26
(a)
................ 268 283,522
Security
Par (000)
Par (000) Value
Canada (continued)
Hammerhead Resources, Inc., Series
AI, 9.00%
,
07/10/22
(c)
......... USD 24,346 $ 24,346,488
Mattamy Group Corp.
(a)
:
5.25%, 12/15/27 ............ 7,355 7,685,975
4.63%, 03/01/30 ............ 7,794 7,961,571
NOVA Chemicals Corp., 4.88%
,
06/01/24
(a)
................ 6,144 6,481,920
114,336,293
Cayman Islands — 0.0%
Ambac LSNI LLC, (LIBOR USD 3
Month + 5.00%), 6.00%
,
02/12/23
(a)
(b)
...................... 7,225 7,225,362
Chile — 0.2%
Antofagasta plc, 2.38%
,
10/14/30
(a)
.. 245 235,445
Celulosa Arauco y Constitucion SA:
4.25%, 04/30/29
(a)
........... 6,175 6,721,102
4.20%, 01/29/30 ............ 596 644,164
Colbun SA, 3.15%
,
03/06/30
(a)
..... 2,646 2,698,589
Embotelladora Andina SA, 3.95%
,
01/21/50
(a)
................ 341 361,204
Empresa Nacional de
Telecomunicaciones SA, 4.75%
,
08/01/26
(a)
................ 9,000 9,943,875
GNL Quintero SA, 4.63%
,
07/31/29 .. 743 807,084
Inversiones CMPC SA, 4.38%
,
05/15/23
(a)
................ 3,000 3,145,875
Kenbourne Invest SA
(a)
:
6.88%, 11/26/24 ............ 20,663 21,913,112
4.70%, 01/22/28 ............ 5,860 5,896,625
Latam Finance Ltd.
(f)(k)
:
6.88%, 04/11/24
(a)
........... 1,697 1,578,210
6.88%, 04/11/24 ............ 3,000 2,790,000
Sable International Finance Ltd.,
5.75%
,
09/07/27 ............ 7,016 7,382,235
VTR Comunicaciones SpA
(a)
:
5.13%, 01/15/28 ............ 6,694 6,972,136
4.38%, 04/15/29 ............ 14,514 14,494,406
85,584,062
China — 1.9%
21Vianet Group, Inc., 7.88%
,
10/15/21 5,025 5,021,231
Agile Group Holdings Ltd.:
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
9.22%), 6.87%
(b)(n)
......... 2,400 2,428,200
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
11.25%), 8.38%
(b)(n)
........ 2,300 2,393,150
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
11.29%), 7.88%
(b)(n)
........ 3,395 3,463,537
5.75%, 01/02/25 ............ 1,901 1,915,257
6.05%, 10/13/25 ............ 3,419 3,467,721
Bank of Communications Co. Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%),
3.80%
(b)(n)
................. 5,610 5,817,921
Baozun, Inc., 1.63%
,
05/01/24
(l)
.... 2,577 2,597,938
Bright Scholar Education Holdings Ltd.,
7.45%
,
07/31/22 ............ 2,200 2,233,000
Central China Real Estate Ltd.:
6.88%, 08/08/22 ............ 200 195,000
7.25%, 04/24/23 ............ 400 376,000
7.65%, 08/27/23 ............ 2,466 2,311,875

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
China (continued)
7.25%, 08/13/24 ............ USD 1,880 $ 1,613,040
Central Huijin Investment Ltd., 3.83%
,
05/22/24 ................. CNY 120,000 18,785,634
CFLD Cayman Investment Ltd.
(f)(k)
:
8.63%, 02/28/21 ............ USD 1,427 498,380
7.13%, 04/08/22 ............ 300 104,587
8.60%, 04/08/24 ............ 2,617 913,987
China Aoyuan Group Ltd.:
8.50%, 01/23/22 ............ 200 200,000
7.95%, 02/19/23 ............ 16,782 16,572,225
6.35%, 02/08/24 ............ 6,200 5,828,000
5.98%, 08/18/25 ............ 2,590 2,285,675
6.20%, 03/24/26 ............ 5,604 4,871,277
China Cinda 2020 I Management Ltd.:
3.00%, 01/20/31 ............ 1,872 1,780,506
China City Construction International
Co. Ltd., 5.35%
,
07/03/17
(c)(f)(k)
... CNY 2,990 —
China Conch Venture Holdings
International Ltd., 0.00%
,
09/05/23
(l)
(m)
...................... HKD 51,000 7,202,547
China Construction Bank Corp., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.88%),
4.25%
,
02/27/29
(b)
........... USD 8,470 9,077,722
China Development Bank Financial
Leasing Co. Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity
5 Year + 2.75%), 2.87%
,
09/28/30
(b)
7,800 7,905,612
China Evergrande Group:
8.25%, 03/23/22 ............ 1,398 1,192,057
9.50%, 04/11/22 ............ 200 170,412
11.50%, 01/22/23 ........... 770 612,054
10.00%, 04/11/23 ........... 4,707 3,591,441
7.50%, 06/28/23 ............ 4,000 2,829,500
12.00%, 01/22/24 ........... 10,635 7,925,069
10.50%, 04/11/24 ........... 200 143,350
China Huadian Overseas Development
2018 Ltd., (US Treasury Yield Curve
Rate T Note Constant Maturity 5
Year + 6.07%), 3.38%
(b)(n)
...... 14,775 15,221,020
China Oil & Gas Group Ltd., 5.50%
,
01/25/23 ................. 200 204,913
China Resources Land Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.14%),
3.75%
(b)(n)
................. 11,945 12,395,177
China SCE Group Holdings Ltd.:
7.25%, 04/19/23 ............ 7,200 7,394,850
7.38%, 04/09/24 ............ 4,549 4,699,117
7.00%, 05/02/25 ............ 1,783 1,806,767
China Southern Power Grid Co. Ltd.,
3.85%
,
07/17/24 ............ CNY 20,000 3,133,235
Chinalco Capital Holdings Ltd.:
4.25%, 04/21/22 ............ USD 11,875 12,051,640
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
5.79%), 4.10%
(b)(n)
......... 6,285 6,515,974
Chong Hing Bank Ltd., (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.86%), 5.70%
(b)(n)
250 261,609
CIFI Holdings Group Co. Ltd.:
6.55%, 03/28/24 ............ 500 524,469
6.45%, 11/07/24 ............ 200 211,250
6.00%, 07/16/25 ............ 1,000 1,051,125
5.95%, 10/20/25 ............ 3,359 3,552,772
Security
Par (000)
Par (000) Value
China (continued)
5.25%, 05/13/26 ............ USD 4,220 $ 4,340,798
4.45%, 08/17/26 ............ 1,918 1,908,410
CITIC Ltd., 2.85%
,
02/25/30 ...... 9,010 9,110,236
CMB International Leasing
Management Ltd.:
2.00%, 02/04/26 ............ 4,030 3,984,159
2.75%, 08/12/30 ............ 4,199 4,131,553
Coastal Emerald Ltd., (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 7.45%), 4.30%
(b)(n)
10,420 10,379,623
Country Garden Holdings Co. Ltd.:
6.50%, 04/08/24 ............ 200 211,662
5.40%, 05/27/25 ............ 6,665 7,134,883
6.15%, 09/17/25 ............ 200 219,000
2.70%, 07/12/26 ............ 4,920 4,857,270
3.30%, 01/12/31 ............ 7,410 6,973,736
Easy Tactic Ltd.:
9.13%, 07/28/22 ............ 1,700 1,682,788
12.38%, 11/18/22 ........... 409 413,601
8.13%, 02/27/23 ............ 200 186,162
8.63%, 02/27/24 ............ 6,600 5,831,925
European TopSoho SARL, 4.00%
,
09/21/21
(f)(k)(l)
............... EUR 7,600 7,986,799
Fantasia Holdings Group Co. Ltd.:
6.95%, 12/17/21 ............ USD 3,180 3,059,359
11.75%, 04/17/22 ........... 2,120 1,989,620
7.95%, 07/05/22 ............ 5,938 5,256,243
11.88%, 06/01/23 ........... 3,142 2,759,658
9.25%, 07/28/23 ............ 3,427 2,794,719
9.88%, 10/19/23 ............ 4,695 3,819,969
Fortune Star BVI Ltd.:
6.75%, 07/02/23 ............ 400 419,700
5.95%, 10/19/25 ............ 5,961 6,265,756
5.00%, 05/18/26 ............ 9,322 9,435,612
5.05%, 01/27/27 ............ 1,640 1,649,020
Gemdale Ever Prosperity Investment
Ltd., 4.95%
,
07/26/22 ......... 200 202,298
GLP China Holdings Ltd., 2.95%
,
03/29/26 ................. 9,595 9,707,837
Golden Eagle Retail Group Ltd., 4.63%
,
05/21/23
(a)
................ 200 205,225
Guoren Property & Casualty Insurance
Co. Ltd., 3.35%
,
06/01/26 ...... 4,380 4,412,725
Haidilao International Holding Ltd.,
2.15%
,
01/14/26 ............ 13,560 13,396,466
Health & Happiness H&H International
Holdings Ltd., 5.63%
,
10/24/24 .. 200 206,100
Hilong Holding Ltd., 9.75%
,
11/18/24 . 2,355 2,072,400
Hopson Development Holdings Ltd.:
7.50%, 06/27/22 ............ 3,156 3,197,028
7.00%, 05/18/24 ............ 1,953 1,932,860
Huachen Energy Co. Ltd., 6.63%
,
05/18/20
(f)(k)
................ 3,193 1,228,307
Huarong Finance 2017 Co. Ltd., 4.75%
,
04/27/27 ................. 12,800 8,896,000
Huarong Finance 2019 Co. Ltd.:
3.38%, 05/29/22 ............ 856 710,480
(LIBOR USD 3 Month + 1.13%),
1.28%, 02/24/23
(b)
......... 1,675 1,239,500
2.50%, 02/24/23 ............ 1,823 1,385,480
3.75%, 05/29/24 ............ 2,495 1,833,825
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
6.98%), 4.25%
(b)(n)
......... 480 240,000
4.50%, 05/29/29 ............ 13,889 9,513,965

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
China (continued)
3.63%, 09/30/30 ............ USD 2,877 $ 1,970,745
Huarong Finance Co. Ltd.:
3.25%, 11/13/24 ............ 20,556 15,108,660
3.88%, 11/13/29 ............ 13,985 9,509,800
Huarong Finance II Co. Ltd.:
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
6.71%), 2.87%
(b)(n)
......... 252 204,120
5.00%, 11/19/25 ............ 6,731 4,846,320
JD.com, Inc., 3.38%
,
01/14/30 ..... 1,000 1,066,970
Kaisa Group Holdings Ltd.:
8.50%, 06/30/22 ............ 1,266 1,259,907
11.95%, 10/22/22 ........... 6,200 6,383,288
11.50%, 01/30/23 ........... 400 404,450
10.88%, 07/23/23 ........... 3,834 3,837,115
9.75%, 09/28/23 ............ 3,407 3,344,822
11.95%, 11/12/23 ........... 1,202 1,229,646
9.38%, 06/30/24 ............ 11,740 11,053,210
11.70%, 11/11/25 ........... 3,400 3,196,986
King Talent Management Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.52%),
5.60%
(b)(n)
................. 4,946 4,422,961
Knight Castle Investments Ltd., 7.99%
,
01/23/21
(f)(k)
................ 6,000 4,200,000
KWG Group Holdings Ltd.:
7.88%, 08/09/21 ............ 200 200,475
7.88%, 09/01/23 ............ 2,200 2,251,150
7.40%, 03/05/24 ............ 2,003 2,089,129
5.88%, 11/10/24 ............ 3,414 3,435,978
6.30%, 02/13/26 ............ 1,470 1,437,660
Leader Goal International Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 6.92%),
4.25%
(b)(n)
................. 7,900 8,069,356
Lenovo Group Ltd., 3.42%
,
11/02/30 . 2,261 2,351,157
Logan Group Co. Ltd.:
6.50%, 07/16/23 ............ 400 409,200
5.75%, 01/14/25 ............ 2,707 2,805,637
5.25%, 10/19/25 ............ 3,355 3,444,746
4.85%, 12/14/26 ............ 200 200,350
4.50%, 01/13/28 ............ 4,417 4,267,926
Longfor Group Holdings Ltd., 3.95%
,
09/16/29 ................. 5,470 5,882,985
Luye Pharma Group Ltd., 1.50%
,
07/09/24
(l)
................. 11,860 12,353,854
Modern Land China Co. Ltd., 9.80%
,
04/11/23 .................. 2,823 2,546,522
New Metro Global Ltd.:
6.80%, 08/05/23 ............ 2,122 2,208,604
4.80%, 12/15/24 ............ 2,910 2,925,096
4.50%, 05/02/26 ............ 4,417 4,322,586
Nickel Resources International
Holdings Co. Ltd., Series 1, 12.00%
,
12/12/18
(f)(k)
................ HKD 8,000 103,036
Ocean Laurel Co. Ltd., 2.38%
,
10/20/25 USD 4,345 4,286,071
Pearl Holding III Ltd., 9.50%
,
12/11/22 7,000 2,537,982
PetroChina Co. Ltd.:
3.66%, 02/22/24 ............ CNY 60,000 9,348,680
3.96%, 04/23/24 ............ 100,000 15,705,792
Powerlong Real Estate Holdings Ltd.,
7.13%
,
11/08/22 ............ USD 5,860 6,079,750
Prime Bloom Holdings Ltd., 6.95%
,
07/05/22 ................. 9,232 1,843,515
Security
Par (000)
Par (000) Value
China (continued)
Redsun Properties Group Ltd.:
9.95%, 04/11/22 ............ USD 300 $ 303,150
9.70%, 04/16/23 ............ 4,244 4,306,334
7.30%, 01/13/25 ............ 3,403 3,146,286
RKPF Overseas 2019 A Ltd.:
6.70%, 09/30/24 ............ 1,039 1,102,834
5.90%, 03/05/25 ............ 4,259 4,415,518
6.00%, 09/04/25 ............ 4,740 4,923,675
RKPF Overseas 2020 A Ltd., 5.20%
,
01/12/26 ................. 4,418 4,440,090
Ronshine China Holdings Ltd.:
11.25%, 08/22/21 ........... 2,830 2,843,266
5.50%, 02/01/22 ............ 7,500 7,331,118
8.75%, 10/25/22 ............ 5,260 5,262,630
8.95%, 01/22/23 ............ 1,280 1,265,840
7.35%, 12/15/23 ............ 1,164 1,100,198
6.75%, 08/05/24 ............ 1,235 1,133,344
7.10%, 01/25/25 ............ 5,774 5,163,400
Scenery Journey Ltd.:
11.50%, 10/24/22 ........... 7,062 5,650,483
13.00%, 11/06/22 ........... 4,293 3,500,941
12.00%, 10/24/23 ........... 2,248 1,772,127
Seazen Group Ltd.:
6.45%, 06/11/22 ............ 2,837 2,889,307
6.00%, 08/12/24 ............ 2,839 2,945,463
Shanghai Port Group BVI Holding Co.
Ltd., 0.00%
,
08/09/22
(l)(m)
....... 737 804,759
Shimao Group Holdings Ltd.:
5.60%, 07/15/26 ............ 300 315,375
4.60%, 07/13/30 ............ 8,359 8,463,488
3.45%, 01/11/31 ............ 3,053 2,839,290
Shui On Development Holding Ltd.:
5.75%, 11/12/23 ............ 300 308,156
6.15%, 08/24/24 ............ 2,760 2,863,500
5.50%, 03/03/25 ............ 5,071 5,128,049
5.50%, 06/29/26 ............ 315 316,052
Sino-Ocean Land Treasure III Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.26%),
4.90%
(b)(n)
................. 2,044 1,778,025
Sino-Ocean Land Treasure IV Ltd.,
4.75%
,
08/05/29 ............ 6,888 6,994,764
Sunac China Holdings Ltd.:
7.25%, 06/14/22 ............ 200 204,912
7.95%, 10/11/23 ............ 200 206,300
7.50%, 02/01/24 ............ 2,633 2,691,091
5.95%, 04/26/24 ............ 1,400 1,372,000
6.65%, 08/03/24 ............ 7,563 7,590,416
6.50%, 01/10/25 ............ 3,416 3,344,093
7.00%, 07/09/25 ............ 4,683 4,601,984
Sunny Express Enterprises Corp.,
3.13%
,
04/23/30 ............ 9,475 9,819,985
Tencent Holdings Ltd., 3.24%
,
06/03/50 16,125 15,639,234
Times China Holdings Ltd.:
5.75%, 04/26/22 ............ 5,000 5,026,900
6.75%, 07/16/23 ............ 500 512,594
6.20%, 03/22/26 ............ 3,413 3,356,045
5.75%, 01/14/27 ............ 5,845 5,552,750
Union Life Insurance Co. Ltd., 3.00%
,
09/19/21 ................. 4,289 4,124,946
Vanke Real Estate Hong Kong Co. Ltd.,
3.15%
,
05/12/25 ............ 5,000 5,179,063
Wanda Group Overseas Ltd., 7.50%
,
07/24/22 ................. 5,820 5,601,023

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
China (continued)
Weichai International Hong Kong
Energy Group Co. Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 6.08%),
3.75%
(b)(n)
................. USD 6,329 $ 6,433,033
Xiaomi Best Time International Ltd.,
0.00%
,
12/17/27
(l)(m)
.......... 1,700 1,825,800
Yango Justice International Ltd.:
10.00%, 02/12/23 ........... 2,300 2,318,400
8.25%, 11/25/23 ............ 2,403 2,326,104
7.50%, 04/15/24 ............ 2,633 2,532,288
7.88%, 09/04/24 ............ 1,350 1,248,328
7.50%, 02/17/25 ............ 2,628 2,364,379
Yanlord Land HK Co. Ltd.:
6.75%, 04/23/23 ............ 400 414,075
6.80%, 02/27/24 ............ 6,415 6,726,929
Yingde Gases Investment Ltd., 6.25%
,
01/19/23
(a)
................ 200 205,350
Yuzhou Group Holdings Co. Ltd.:
8.50%, 02/04/23 ............ 300 282,975
6.00%, 10/25/23 ............ 6,795 5,953,270
8.50%, 02/26/24 ............ 7,300 6,652,125
7.38%, 01/13/26 ............ 10,635 8,348,475
6.35%, 01/13/27 ............ 3,614 2,787,975
Zhenro Properties Group Ltd.:
9.15%, 05/06/23 ............ 6,555 6,799,993
7.10%, 09/10/24 ............ 4,177 4,009,920
7.35%, 02/05/25 ............ 1,411 1,350,856
6.63%, 01/07/26 ............ 1,411 1,274,133
ZhongAn Online P&C Insurance Co.
Ltd.:
3.13%, 07/16/25 ............ 4,550 4,548,009
3.50%, 03/08/26 ............ 7,800 7,864,838
Zhongsheng Group Holdings Ltd.,
3.00%
,
01/13/26 ............ 4,530 4,588,890
Zhou Hei Ya International Holdings Co.
Ltd., 1.00%
,
11/05/25
(l)
........ HKD 20,000 2,805,894
787,469,654
Colombia — 0.3%
Avianca Holdings SA
(a)(b)
:
(LIBOR USD 3 Month + 12.00%),
10.65%, 11/10/21 ......... USD 13,817 13,577,492
(LIBOR USD 3 Month + 12.00%),
12.15%, 11/10/21 ......... 879 866,025
Banco Davivienda SA, (US Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 5.10%), 6.65%
(a)(b)
(n)
...................... 5,165 5,397,425
Banco GNB Sudameris SA, (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 6.66%),
7.50%
,
04/16/31
(a)(b)
.......... 4,196 4,244,778
Bancolombia SA:
3.00%, 01/29/25 ............ 519 531,067
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
2.94%), 4.62%, 12/18/29
(b)
... 765 775,184
Frontera Energy Corp., 7.88%
,
06/21/28
(a)
................ 8,715 8,736,787
Geopark Ltd.
(a)
:
6.50%, 09/21/24 ............ 753 776,908
5.50%, 01/17/27 ............ 5,585 5,654,114
Grupo Aval Ltd.:
4.75%, 09/26/22 ............ 4,000 4,106,000
Security
Par (000)
Par (000) Value
Colombia (continued)
4.38%, 02/04/30
(a)
........... USD 22,443 $ 22,183,783
Millicom International Cellular SA:
6.63%, 10/15/26
(a)
........... 5,400 5,713,200
5.13%, 01/15/28
(a)
........... 694 726,557
5.13%, 01/15/28 ............ 2,500 2,617,865
4.50%, 04/27/31
(a)
........... 12,405 12,903,526
Oleoducto Central SA, 4.00%
,
07/14/27
(a)
................ 12,375 12,775,641
Promigas SA ESP:
3.75%, 10/16/29
(a)
........... 3,425 3,378,506
3.75%, 10/16/29 ............ 5,000 4,932,125
SURA Asset Management SA, 4.88%
,
04/17/24
(a)
................ 733 789,808
110,686,791
Cyprus — 0.0%
ASG Finance Designated Activity Co.,
7.88%
,
12/03/24
(a)
........... 14,145 13,751,592
Bank of Cyprus PCL, (EUR Swap
Annual 5 Year + 2.79%), 2.50%
,
06/24/27
(b)
................ EUR 3,400 3,951,726
17,703,318
Denmark — 0.1%
Danske Bank A/S, (EUR Swap Annual 5
Year + 1.90%), 1.50%
,
09/02/30
(b)
11,256 13,666,404
Nassa Topco A/S, 2.88%
,
04/06/24 .. 3,500 4,258,609
Nykredit Realkredit A/S, (EUR Swap
Annual 5 Year + 4.57%), 4.13%
(b)(n)
1,400 1,778,329
19,703,342
Dominican Republic — 0.0%
Aeropuertos Dominicanos Siglo XXI
SA, 6.75%
,
03/30/29
(a)
........ USD 6,239 6,532,623
Banco de Reservas de la Republica
Dominicana, 7.00%
,
02/01/23 ... 934 979,999
7,512,622
Finland — 0.0%
Citycon OYJ, (EUR Swap Annual 5 Year
+ 4.71%), 4.50%
(b)(n)
.......... EUR 1,867 2,301,931
Finnair OYJ, 4.25%
,
05/19/25 ..... 3,175 3,840,051
6,141,982
France — 1.2%
Accor SA, 0.70%
,
12/07/27
(l)
...... 2,765 1,714,369
Adevinta ASA:
2.63%, 11/15/25 ............ 1,181 1,436,780
3.00%, 11/15/27 ............ 741 908,295
Air France-KLM, 3.88%
,
07/01/26 ... 5,600 6,537,410
Altice France SA:
2.50%, 01/15/25 ............ 10,887 12,713,556
2.13%, 02/15/25 ............ 6,219 7,184,220
7.38%, 05/01/26
(a)
........... USD 4,744 4,933,428
5.88%, 02/01/27 ............ EUR 23,026 28,935,585
8.13%, 02/01/27
(a)
........... USD 2,752 2,998,304
5.50%, 01/15/28
(a)
........... 2,960 3,071,592
4.13%, 01/15/29 ............ EUR 8,280 9,830,283
Arkema SA, (EUR Swap Annual 5 Year
+ 1.57%), 1.50%
(b)(n)
.......... 2,300 2,747,914
BNP Paribas SA
(b)
:
(LIBOR USD 6 Month + 0.08%),
0.28%
(n)
................ USD 1,090 1,023,357
(USD Swap Semi 5 Year + 5.15%),
7.37%
(n)
................ 3,800 4,429,356

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
France (continued)
(U.K. Government Bonds 5 Year
Note Generic Bid Yield + 1.65%),
2.00%, 05/24/31 .......... GBP 4,700 $ 6,554,225
Series TMO, (BFRTMO - 0.25%),
0.00%
(n)
................ EUR 2,563 2,835,570
Burger King France SAS, 6.00%
,
05/01/24 ................. 600 723,178
CAB SELAS, 3.38%
,
02/01/28 ..... 5,001 5,900,286
Carrefour SA, 0.00%
,
06/14/23
(l)(m)
.. USD 2,600 2,555,020
Casino Guichard Perrachon SA:
(EURIBOR Swap Rate 10 Year +
1.00%), 1.08%
(b)(n)
......... EUR 5,674 2,993,936
(EURIBOR Swap Rate 5 Year +
3.82%), 3.99%
(b)(n)
......... 11,700 10,210,730
5.25%, 04/15/27 ............ 2,717 3,294,171
CGG SA, 7.75%
,
04/01/27 ....... 896 1,101,211
Chrome Bidco SASU, 3.50%
,
05/31/28 4,370 5,252,976
Chrome Holdco SASU, 5.00%
,
05/31/29 ................. 1,069 1,297,671
CMA CGM SA, 7.50%
,
01/15/26 .... 5,073 6,688,928
Credit Agricole Assurances SA, (EUR
Swap Annual 5 Year + 4.50%),
4.25%
(b)(n)
................. 10,500 13,834,857
Credit Agricole SA:
(BPSWS5 + 4.81%), 7.50%
(a)(b)(n)
. GBP 368 604,792
(U.K. Government Bonds 5 Year
Note Generic Bid Yield + 1.50%),
1.87%, 12/09/31
(b)
......... 3,900 5,410,124
2.81%, 01/11/41
(a)
........... USD 10,261 9,735,685
Derichebourg SA, 2.25%
,
07/15/28 .. EUR 917 1,102,773
Engie SA, (EUR Swap Annual 5 Year +
2.09%), 1.88%
(b)(n)
........... 14,000 16,517,497
Faurecia SE:
3.75%, 06/15/28 ............ 2,311 2,884,187
2.38%, 06/15/29 ............ 1,147 1,384,993
Getlink SE, 3.50%
,
10/30/25 ...... 5,184 6,377,438
Goldstory SASU:
5.38%, 03/01/26 ............ 7,483 9,072,609
(EURIBOR 3 Month + 5.50%),
5.50%, 03/01/26
(b)
......... 2,550 3,050,361
IPD 3 BV, 5.50%
,
12/01/25 ....... 1,436 1,770,336
Korian SA:
(U.K. Government Bonds 5 Year
Note Generic Bid Yield + 9.08%),
4.13%
(b)(n)
............... GBP 2,600 3,631,389
0.88%, 03/06/27
(l)
........... EUR 5,441 3,662,235
La Poste SA, (EUR Swap Annual 5
Year + 2.44%), 3.12%
(b)(n)
...... 4,100 5,141,116
Laboratoire Eimer Selas, 5.00%
,
02/01/29 ................. 996 1,202,579
Lion/Polaris SA, 4.00%
,
07/01/26 ... 1,431 1,696,808
Loxam SAS:
3.50%, 04/15/22 ............ 235 278,651
3.50%, 05/03/23 ............ 1,315 1,559,261
4.25%, 04/15/24 ............ 1,226 1,466,238
3.25%, 01/14/25 ............ 2,729 3,257,916
3.75%, 07/15/26 ............ 6,422 7,782,414
5.75%, 07/15/27 ............ 928 1,144,391
Novafives SAS, 5.00%
,
06/15/25 ... 2,547 2,835,124
Orano SA, 2.75%
,
03/08/28 ....... 8,000 9,903,384
Paprec Holding SA, 3.50%
,
07/01/28 2,994 3,541,047
Picard Groupe SAS:
(EURIBOR 3 Month + 3.00%),
3.00%, 11/30/23
(b)
......... 9,398 11,133,471
Security
Par (000)
Par (000) Value
France (continued)
3.88%, 07/01/26 ............ EUR 8,168 $ 9,685,206
Quatrim SASU, 5.88%
,
01/15/24 ... 1,021 1,257,709
RCI Banque SA, (EUR Swap Annual 5
Year + 2.85%), 2.62%
,
02/18/30
(b)
3,000 3,580,088
Renault SA, 2.38%
,
05/25/26 ...... 1,600 1,922,820
Rubis Terminal Infra SAS, 5.63%
,
05/15/25 ................. 8,542 10,661,546
Safran SA, 0.00%
,
04/01/28
(l)(m)
.... 2,446 5,287,623
Societe Generale SA
(b)
:
(USD Swap Semi 5 Year + 6.24%),
7.37%
(n)
................ USD 5,300 5,346,640
(USD Swap Rate 5 Year + 5.87%),
8.00%
(a)(n)
............... 3,800 4,474,500
(USD Swap Rate 5 Year + 5.87%),
8.00%
(n)
................ 300 353,250
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
3.93%), 4.75%
(a)(n)
......... 6,747 6,991,579
(USD Swap Semi 5 Year + 3.93%),
6.75%
(n)
................ 2,700 3,056,076
(EURIBOR 3 Month + 1.28%),
0.87%, 09/22/28 .......... EUR 9,900 11,920,056
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.51%), 5.38%
(a)(n)
......... USD 3,700 3,917,375
(EUR Swap Annual 5 Year +
1.60%), 1.12%, 06/30/31 .... EUR 40,500 47,994,061
(US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year +
1.30%), 2.89%, 06/09/32
(a)
... USD 7,853 7,946,608
Tereos Finance Groupe I SA, 7.50%
,
10/30/25 ................. EUR 3,471 4,398,119
TotalEnergies SE:
Series FP, 0.50%, 12/02/22
(l)
.... USD 10,600 10,757,940
(EUR Swap Annual 5 Year +
2.15%), 2.62%
(b)(n)
......... EUR 7,155 8,964,340
(EUR Swap Annual 5 Year +
3.35%), 3.37%
(b)(n)
......... 2,405 3,161,780
Series NC7, (EUR Swap Annual 5
Year + 1.99%), 1.62%
(b)(n)
.... 4,185 4,962,185
(EUR Swap Annual 5 Year +
2.40%), 2.00%
(b)(n)
......... 10,600 12,645,721
Series NC12, (EUR Swap Annual 5
Year + 2.51%), 2.13%
(b)(n)
.... 5,300 6,182,227
Veolia Environnement SA
(b)(n)
:
(EUR Swap Annual 5 Year +
2.71%), 2.25% ........... 26,200 31,843,316
(EUR Swap Annual 5 Year +
2.84%), 2.50% ........... 27,200 32,413,662
507,578,454
Germany — 1.6%
ADLER Group SA:
3.25%, 08/05/25 ............ 10,000 12,232,648
2.75%, 11/13/26 ............ 5,900 7,074,629
2.25%, 01/14/29 ............ 1,000 1,148,695
Aroundtown SA, (EUR Swap Annual 5
Year + 3.98%), 3.37%
(b)(n)
...... 1,900 2,340,226
ATF Netherlands BV, (EUR Swap
Annual 5 Year + 4.38%), 3.75%
(b)(n)
12,000 14,780,374
Bayer AG:
1.38%, 07/06/32 ............ 15,800 19,179,541
(EUR Swap Annual 5 Year +
2.55%), 3.75%, 07/01/74
(b)
... 9,370 11,735,442
(EURIBOR Swap Rate 5 Year +
2.65%), 2.38%, 11/12/79
(b)
... 29,500 35,420,368

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Germany (continued)
(EUR Swap Annual 5 Year +
3.11%), 3.12%, 11/12/79
(b)
.... EUR 19,100 $ 23,553,738
Bertelsmann SE & Co. KGaA, (EUR
Swap Annual 5 Year + 2.64%),
3.00%
,
04/23/75
(b)
........... 23,100 28,379,524
BK LC Lux Finco1 SARL, 5.25%
,
04/30/29 ................. 118 143,067
CeramTec BondCo GmbH, 5.25%
,
12/15/25 ................. 1,565 1,879,266
Cheplapharm Arzneimittel GmbH:
3.50%, 02/11/27 ............ 5,526 6,617,245
4.38%, 01/15/28 ............ 13,327 16,414,837
Commerzbank AG, (EUR Swap Annual
5 Year + 6.36%), 6.12%
(b)(n)
..... 7,200 9,411,596
DEMIRE Deutsche Mittelstand Real
Estate AG, 1.88%
,
10/15/24 .... 8,600 9,933,336
Deutsche Bahn Finance GmbH:
(EUR Swap Annual 5 Year +
1.26%), 0.95%
(b)(n)
......... 3,600 4,268,700
0.63%, 04/15/36 ............ 3,495 4,038,279
Deutsche Bank AG:
1.75%, 01/17/28 ............ 3,700 4,640,561
(SOFR + 2.76%), 3.73%, 01/14/32
(b)
USD 8,338 8,485,014
(SOFR + 1.72%), 3.04%, 05/28/32
(b)
3,977 4,044,004
Deutsche Lufthansa AG:
2.88%, 02/11/25 ............ EUR 100 120,671
3.75%, 02/11/28 ............ 2,300 2,809,315
Deutsche Pfandbriefbank AG, 4.60%
,
02/22/27 ................. 700 895,583
Eurogrid GmbH, 0.74%
,
04/21/33 ... 11,400 13,564,591
Fraport AG Frankfurt Airport Services
Worldwide:
2.13%, 07/09/27 ............ 15,286 19,354,275
1.88%, 03/31/28 ............ 10,615 13,170,761
Fresenius Finance Ireland plc, 0.88%
,
10/01/31 ................. 7,220 8,524,816
Fresenius Medical Care US Finance III,
Inc., 2.38%
,
02/16/31
(a)
........ USD 10,000 9,756,150
Gruenenthal GmbH:
3.63%, 11/15/26 ............ EUR 2,919 3,557,536
4.13%, 05/15/28 ............ 1,040 1,271,162
HT Troplast GmbH, 9.25%
,
07/15/25 . 1,043 1,368,623
IHO Verwaltungs GmbH
(p)
:
3.62%, (3.62% Cash or 4.38% PIK),
05/15/25 ............... 2,928 3,525,759
3.88%, (3.88% Cash or 4.63% PIK),
05/15/27
(b)
.............. 4,293 5,242,548
6.00%, (6.00% Cash or 6.75% PIK),
05/15/27
(a)
.............. USD 800 838,000
Infineon Technologies AG, (EUR Swap
Annual 5 Year + 3.39%), 2.87%
(b)(n)
EUR 2,800 3,486,105
KION Group AG, 1.63%
,
09/24/25 .. 6,200 7,654,317
Nidda BondCo GmbH:
5.00%, 09/30/25 ............ 2,521 2,999,738
7.25%, 09/30/25 ............ 1,494 1,818,367
Nidda Healthcare Holding GmbH:
3.50%, 09/30/24 ............ 21,584 25,503,898
PCF GmbH:
4.75%, 04/15/26 ............ 1,866 2,257,459
(EURIBOR 3 Month + 4.75%),
4.75%, 04/15/26
(b)
......... 3,190 3,822,978
Peach Property Finance GmbH:
3.50%, 02/15/23 ............ 1,520 1,849,596
4.38%, 11/15/25 ............ 1,470 1,826,898
Security
Par (000)
Par (000) Value
Germany (continued)
Phoenix PIB Dutch Finance BV, 2.38%
,
08/05/25 ................. EUR 3,300 $ 4,043,410
Platin 1426 GmbH, 5.38%
,
06/15/23 . 1,000 1,193,813
ProGroup AG, 3.00%
,
03/31/26 .... 500 598,804
Renk AG:
5.75%, 07/15/25 ............ 3,648 4,499,138
Sudzucker International Finance BV,
(EURIBOR 3 Month + 3.10%),
2.56%
(b)(n)
................. 3,682 3,711,243
Summit Properties Ltd., 2.00%
,
01/31/25 ................. 1,800 2,118,342
Techem Verwaltungsgesellschaft 674
mbH, 6.00%
,
07/30/26 ........ 7,735 9,456,964
Techem Verwaltungsgesellschaft 675
mbH, 2.00%
,
07/15/25 ........ 989 1,160,628
thyssenkrupp AG:
1.88%, 03/06/23 ............ 4,610 5,476,584
2.88%, 02/22/24 ............ 12,629 15,187,539
2.50%, 02/25/25 ............ 294 354,643
TK Elevator Midco GmbH:
4.38%, 07/15/27 ............ 7,016 8,687,847
(EURIBOR 3 Month + 4.75%),
4.75%, 07/15/27
(b)
......... 6,720 8,057,946
TK Elevator US Newco, Inc., 5.25%
,
07/15/27
(a)
................ USD 8,738 9,207,668
Traton Finance Luxembourg SA,
0.75%
,
03/24/29 ............ EUR 10,700 12,815,263
TUI AG, 5.00%
,
04/16/28
(l)
........ 3,000 3,715,548
Vertical Holdco GmbH, 6.63%
,
07/15/28 2,100 2,652,054
Volkswagen International Finance NV:
(EUR Swap Annual 5 Year +
2.54%), 2.70%
(b)(n)
......... 7,800 9,514,514
Series NC6, (EUR Swap Annual 6
Year + 2.97%), 3.38%
(b)(n)
.... 11,300 14,303,406
(EUR Swap Annual 5 Year +
3.75%), 3.50%
(b)(n)
......... 10,800 13,825,722
(EUR Swap Annual 10 Year +
3.37%), 3.88%
(b)(n)
......... 1,100 1,441,177
(EUR Swap Annual 9 Year +
3.96%), 3.88%
(b)(n)
......... 6,700 8,818,423
4.13%, 11/16/38 ............ 5,700 9,419,718
Volkswagen Leasing GmbH, 0.63%
,
07/19/29 ................. 19,300 22,854,263
Vonovia SE, 1.50%
,
06/14/41 ..... 10,100 12,081,465
Wintershall Dea Finance 2 BV, Series
NC5, (EUR Swap Annual 5 Year +
2.92%), 2.50%
(b)(n)
........... 32,500 38,400,455
ZF Europe Finance BV:
2.00%, 02/23/26 ............ 1,400 1,676,879
2.50%, 10/23/27 ............ 2,100 2,554,892
ZF Finance GmbH:
3.00%, 09/21/25 ............ 8,200 10,304,789
2.00%, 05/06/27 ............ 8,300 9,890,934
2.75%, 05/25/27 ............ 3,500 4,310,942
3.75%, 09/21/28 ............ 27,300 35,426,795
648,702,044
Ghana — 0.1%
Tullow Oil plc, 10.25%
,
05/15/26
(a)
.. USD 17,550 18,393,277

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Greece — 0.0%
Danaos Corp., 8.50%
,
03/01/28
(a)
... USD 161 $ 176,548
Public Power Corp. SA, 3.88%
,
03/30/26 ................. EUR 2,059 2,551,325
2,727,873
Guatemala — 0.1%
Banco Industrial SA, (US Treasury Yield
Curve Rate T Note Constant Maturity
5 Year + 4.44%), 4.88%
,
01/29/31
(a)
(b)
...................... USD 6,522 6,792,255
Central American Bottling Corp.:
5.75%, 01/31/27
(a)
........... 9,533 9,919,086
5.75%, 01/31/27 ............ 1,521 1,582,601
Energuate Trust, 5.88%
,
05/03/27
(a)
. 6,868 7,148,300
Investment Energy Resources Ltd.,
6.25%
,
04/26/29
(a)
........... 1,355 1,465,094
26,907,336
Guernsey — 0.0%
Doric Nimrod Air Alpha Pass-Through
Trust, Series 2013-1, Class A,
5.25%
,
05/30/23
(a)
........... 913 916,526
Hong Kong — 0.2%
Bank of China Hong Kong Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%),
5.90%
(b)(n)
................. 2,106 2,265,924
Bank of East Asia Ltd. (The)
(b)
:
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.26%), 5.87%
(n)
.......... 4,290 4,583,061
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
5.53%), 5.83%
(n)
.......... 4,255 4,580,242
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
3.75%), 4.00%, 05/29/30 .... 14,945 15,699,722
China CITIC Bank International Ltd.,
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
2.25%), 4.62%
,
02/28/29
(b)
..... 2,150 2,274,028
FWD Ltd., (US Treasury Yield Curve
Rate T Note Constant Maturity 5
Year + 3.08%), 5.50%
(b)(n)
...... 2,067 2,076,689
Li & Fung Ltd., 4.38%
,
10/04/24 .... 1,336 1,358,378
Melco Resorts Finance Ltd.:
4.88%, 06/06/25 ............ 2,602 2,662,984
5.25%, 04/26/26 ............ 1,150 1,193,341
5.63%, 07/17/27 ............ 200 209,100
5.38%, 12/04/29
(a)
........... 1,909 2,007,194
Nan Fung Treasury III Ltd., 5.00%
(n)
. 1,550 1,572,088
Nanyang Commercial Bank Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%),
5.00%
(b)(n)
................. 3,391 3,404,776
NWD Finance BVI Ltd., (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.86%), 4.12%
(b)(n)
9,106 9,206,166
NWD MTN Ltd., 4.13%
,
07/18/29 ... 11,000 11,438,625
REXLot Holdings Ltd.
(f)(k)(l)
:
6.00%, 04/28/17 ............ HKD 1,103 44,209
4.50%, 04/17/19 ............ 15,091 19,436
Security
Par (000)
Par (000) Value
Hong Kong (continued)
Sino Biopharmaceutical Ltd., 0.00%
,
02/17/25
(l)(m)
............... EUR 9,567 $ 10,952,700
75,548,663
India — 0.5%
ABJA Investment Co. Pte. Ltd.:
5.95%, 07/31/24 ............ USD 400 431,325
5.45%, 01/24/28 ............ 6,421 6,906,877
Adani Electricity Mumbai Ltd.:
3.95%, 02/12/30
(a)
........... 247 247,510
3.95%, 02/12/30 ............ 10,951 10,973,586
Adani Green Energy UP Ltd., 6.25%
,
12/10/24
(a)
................ 200 220,912
Adani Transmission Ltd.:
4.00%, 08/03/26 ............ 3,579 3,747,437
4.25%, 05/21/36 ............ 8,980 9,167,753
Azure Power Solar Energy Pvt Ltd.,
5.65%
,
12/24/24 ............ 2,836 2,998,716
Bharti Airtel Ltd., 3.25%
,
06/03/31 ... 6,163 6,099,521
BPRL International Singapore Pte. Ltd.,
4.38%
,
01/18/27 ............ 2,171 2,304,381
Continuum Energy Levanter Pte. Ltd.:
4.50%, 02/09/27
(a)
........... 10,075 10,316,170
4.50%, 02/09/27 ............ 2,975 3,046,214
GMR Hyderabad International Airport
Ltd.:
4.75%, 02/02/26 ............ 2,837 2,883,633
4.25%, 10/27/27 ............ 200 194,288
Greenko Dutch BV, 3.85%
,
03/29/26 . 6,812 6,982,300
Greenko Investment Co., 4.88%
,
08/16/23 ................. 200 202,725
Greenko Mauritius Ltd., 6.25%
,
02/21/23 ................. 200 206,000
Greenko Solar Mauritius Ltd.:
5.55%, 01/29/25 ............ 200 205,250
5.95%, 07/29/26 ............ 2,454 2,643,878
Hindustan Petroleum Corp. Ltd., 4.00%
,
07/12/27 ................. 2,149 2,265,583
HPCL-Mittal Energy Ltd., 5.45%
,
10/22/26 ................. 1,910 2,003,471
ICICI Bank Ltd., 3.80%
,
12/14/27 ... 2,145 2,303,596
India Green Energy Holdings, 5.38%
,
04/29/24
(a)
................ 8,927 9,348,243
India Green Power Holdings, 4.00%
,
02/22/27 ................. 6,745 6,765,235
JSW Steel Ltd., 5.38%
,
04/04/25 ... 1,860 1,980,086
Manappuram Finance Ltd., 5.90%
,
01/13/23 ................. 2,633 2,716,598
Muthoot Finance Ltd.:
6.13%, 10/31/22
(a)
........... 6,051 6,265,810
4.40%, 09/02/23 ............ 2,832 2,907,756
Network i2i Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity
5 Year + 4.27%), 5.65%
(b)(n)
..... 7,662 8,179,185
Periama Holdings LLC, 5.95%
,
04/19/26 ................. 4,789 5,198,460
REC Ltd., 3.88%
,
07/07/27 ....... 1,906 1,996,892
ReNew Power Ltd., 6.45%
,
09/27/22 . 200 205,975
ReNew Power Synthetic:
6.67%, 03/12/24
(a)
........... 200 209,913
6.67%, 03/12/24 ............ 8,000 8,396,500
Shriram Transport Finance Co. Ltd.:
5.95%, 10/24/22 ............ 3,401 3,479,393
5.10%, 07/16/23 ............ 5,101 5,167,313

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
India (continued)
TML Holdings Pte. Ltd., 4.35%
,
06/09/26 ................. USD 2,600 $ 2,609,750
UPL Corp. Ltd.:
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
3.87%), 5.25%
(b)(n)
......... 2,470 2,522,951
4.50%, 03/08/28 ............ 4,875 5,224,781
4.63%, 06/16/30 ............ 1,725 1,853,620
Vedanta Resources Finance II plc:
8.00%, 04/23/23 ............ 4,266 4,034,836
13.88%, 01/21/24 ........... 3,402 3,697,974
8.95%, 03/11/25 ............ 4,251 4,165,980
8.95%, 03/11/25
(a)
........... 22,951 22,491,980
Videocon Industries Ltd., 2.84%
,
12/31/20
(d)(f)(k)(l)
.............. 735 219,197
185,989,554
Indonesia — 0.2%
Alam Synergy Pte. Ltd., 6.63%
,
04/24/22 ................. 200 191,350
Bank Negara Indonesia Persero Tbk.
PT, 3.75%
,
03/30/26 .......... 2,980 3,038,997
Global Prime Capital Pte. Ltd.:
5.50%, 10/18/23 ............ 200 203,413
5.95%, 01/23/25 ............ 3,636 3,769,623
Indofood CBP Sukses Makmur Tbk. PT,
3.40%
,
06/09/31 ............ 5,500 5,567,636
LLPL Capital Pte. Ltd., 6.88%
,
02/04/39 6,316 7,343,069
Majapahit Holding BV, 7.88%
,
06/29/37 4,650 6,499,247
Medco Oak Tree Pte. Ltd., 7.38%
,
05/14/26 ................. 3,406 3,708,921
Medco Platinum Road Pte. Ltd., 6.75%
,
01/30/25 ................. 3,406 3,570,552
Minejesa Capital BV, 5.63%
,
08/10/37 2,000 2,169,125
Star Energy Geothermal Darajat II:
4.85%, 10/14/38
(a)
........... 17,076 18,770,793
4.85%, 10/14/38 ............ 14,450 15,884,162
Star Energy Geothermal Wayang
Windu Ltd., 6.75%
,
04/24/33
(a)
... 177 202,312
Theta Capital Pte. Ltd.:
8.13%, 01/22/25 ............ 2,643 2,727,741
6.75%, 10/31/26 ............ 200 196,225
73,843,166
Ireland — 0.2%
(b)
AIB Group plc:
(EUR Swap Annual 5 Year +
5.70%), 5.25%
(n)
.......... EUR 1,596 2,039,122
(EUR Swap Annual 5 Year +
6.63%), 6.25%
(n)
.......... 9,873 13,316,610
(EUR Swap Annual 5 Year +
3.30%), 2.87%, 05/30/31 .... 16,500 20,920,447
Bank of Ireland Group plc:
(U.K. Government Bonds 5 Year
Note Generic Bid Yield + 2.70%),
3.12%, 09/19/27 .......... GBP 6,800 9,576,603
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
2.50%), 4.12%, 09/19/27 .... USD 5,725 5,854,271
(EUR Swap Annual 1 Year +
1.65%), 1.37%, 08/11/31 ..... EUR 10,525 12,412,826
64,119,879
Security
Par (000)
Par (000) Value
Israel — 0.1%
Bank Leumi Le-Israel BM, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.63%), 3.27%
,
01/29/31
(a)(b)
............... USD 6,135 $ 6,293,590
Energean Israel Finance Ltd.
(a)
:
4.88%, 03/30/26 ............ 3,407 3,492,585
5.88%, 03/30/31 ............ 21,320 21,926,288
Leviathan Bond Ltd., 5.75%
,
06/30/23
(a)
5,944 6,196,360
Teva Pharmaceutical Finance
Netherlands II BV:
4.50%, 03/01/25 ............ EUR 2,500 3,058,494
1.88%, 03/31/27 ............ 4,321 4,689,078
1.63%, 10/15/28 ............ 1,021 1,065,978
46,722,373
Italy — 1.0%
Atlantia SpA, 1.88%
,
02/12/28 ..... 2,342 2,852,023
Autostrade per l'Italia SpA:
5.88%, 06/09/24 ............ 6,100 8,336,119
1.88%, 11/04/25 ............ 400 493,109
1.75%, 02/01/27 ............ 700 854,926
2.00%, 12/04/28 ............ 12,476 15,392,550
1.88%, 09/26/29 ............ 7,610 9,298,776
2.00%, 01/15/30 ............ 10,420 12,757,069
Banca Monte dei Paschi di Siena SpA,
1.88%
,
01/09/26 ............ 1,800 2,115,568
Banco BPM SpA
(b)
:
(EUR Swap Annual 5 Year +
4.18%), 4.37%, 09/21/27 .... 7,400 9,103,596
(EUR Swap Annual 5 Year +
5.42%), 5.00%, 09/14/30 .... 1,217 1,576,529
(EUR Swap Annual 5 Year +
3.17%), 2.87%, 06/29/31 .... 14,395 17,047,535
Brunello Bidco SpA, (EURIBOR 3
Month + 3.75%), 3.75%
,
02/15/28
(b)
4,600 5,451,875
Cedacri Mergeco SpA, (EURIBOR 3
Month + 4.63%), 4.62%
,
05/15/28
(b)
2,809 3,372,406
Centurion Bidco SpA, 5.88%
,
09/30/26 5,374 6,654,714
Diocle Spa, (EURIBOR 3 Month +
3.88%), 3.88%
,
06/30/26
(b)
..... 2,581 3,063,412
Enel Finance International NV, 0.50%
,
06/17/30 ................. 11,730 13,902,244
Eni SpA
(b)(n)
:
Series NC5., (EUR Swap Annual 5
Year + 3.45%), 2.62% ...... 5,263 6,551,047
Series NC9, (EUR Swap Annual 5
Year + 3.64%), 3.37% ...... 8,900 11,203,145
Series NC9, (EUR Swap Annual 5
Year + 2.77%), 2.75% ...... 14,767 17,597,520
Gamma Bidco SpA:
5.13%, 07/15/25 ............ 535 654,296
6.25%, 07/15/25 ............ 2,554 3,193,453
Intesa Sanpaolo SpA:
(EUR Swap Annual 5 Year +
6.07%), 5.87%
(b)(n)
......... 1,000 1,305,788
2.13%, 05/26/25 ............ 7,500 9,545,240
(USD Swap Semi 5 Year + 5.46%),
7.70%
(a)(b)(n)
.............. USD 7,300 8,363,026
(EUR Swap Annual 5 Year +
7.19%), 7.75%
(b)(n)
......... EUR 8,435 12,238,864
(EUR Swap Annual 5 Year +
5.85%), 5.50%
(b)(n)
......... 2,900 3,782,543
0.75%, 03/16/28 ............ 7,500 8,937,953
(EUR Swap Annual 5 Year +
5.75%), 5.87%, 03/04/29
(b)
... 1,300 1,729,890

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Italy (continued)
(EUR Swap Annual 5 Year +
4.27%), 4.13%
(b)(n)
......... EUR 2,800 $ 3,232,947
5.15%, 06/10/30 ............ GBP 1,600 2,520,439
2.93%, 10/14/30 ............ EUR 9,400 11,856,254
1.35%, 02/24/31 ............ 12,970 15,347,496
(EUR Swap Annual 5 Year +
6.09%), 5.87%
(b)(n)
......... 9,625 12,960,540
4.20%, 06/01/32
(a)
........... USD 14,947 15,317,089
4.95%, 06/01/42
(a)
........... 7,091 7,342,902
Intesa Sanpaolo Vita SpA, 2.38%
,
12/22/30 ................. EUR 18,500 22,025,300
KME SE, 6.75%
,
02/01/23 ........ 5,300 5,813,139
Nexi SpA, 0.00%
,
02/24/28
(l)(m)
..... 7,800 9,338,847
Poste Italiane SpA, (EURIBOR Swap
Rate 5 Year + 2.68%), 2.62%
(b)(n)
. 6,050 7,166,614
Rekeep SpA, 7.25%
,
02/01/26 ..... 3,704 4,727,129
Rossini SARL:
(EURIBOR 3 Month + 3.88%),
3.88%, 10/30/25
(b)
......... 1,858 2,201,040
6.75%, 10/30/25 ............ 10,368 12,872,380
Sisal Group SpA, 7.00%
,
07/31/23 .. 2,887 3,445,603
Snam SpA, 0.88%
,
10/25/26 ...... 10,650 13,068,205
Societa Cattolica di Assicurazioni SC,
(EURIBOR 3 Month + 4.46%),
4.25%
,
12/14/47
(b)
........... 100 133,580
Sofima Holding SpA:
3.75%, 01/15/28 ............ 1,907 2,272,079
(EURIBOR 3 Month + 4.00%),
4.00%, 01/15/28
(b)
......... 2,730 3,249,075
Telecom Italia Capital SA:
6.38%, 11/15/33 ............ USD 3,455 4,120,087
7.72%, 06/04/38 ............ 6,180 8,425,009
Telecom Italia Finance SA, 7.75%
,
01/24/33 ................. EUR 6,454 11,208,244
Telecom Italia SpA:
1.13%, 03/26/22
(l)
........... 2,100 2,496,898
3.25%, 01/16/23 ............ 800 992,693
4.00%, 04/11/24 ............ 5,451 6,972,332
2.75%, 04/15/25 ............ 2,798 3,496,056
3.00%, 09/30/25 ............ 800 1,014,509
2.88%, 01/28/26 ............ 1,200 1,510,459
1.63%, 01/18/29 ............ 3,595 4,189,469
UniCredit SpA
(b)
:
(EUR Swap Annual 5 Year +
6.10%), 6.75%
(n)
.......... 1,200 1,438,623
(EUR Swap Annual 5 Year +
6.39%), 6.62%
(n)
.......... 5,000 6,373,406
(EUR Swap Annual 5 Year +
4.93%), 5.38%
(n)
.......... 3,800 4,775,570
(EURIBOR Swap Rate 5 Year +
7.33%), 7.50%
(n)
.......... 1,000 1,405,529
(EURIBOR Swap Rate 5 Year +
4.08%), 3.88%
(n)
.......... 6,200 7,030,015
(EURIBOR Swap Rate 5 Year +
4.74%), 4.87%, 02/20/29 .... 1,400 1,808,591
(EUR Swap Annual 5 Year +
2.40%), 2.00%, 09/23/29 .... 1,400 1,671,697
(EUR Swap Annual 5 Year +
2.80%), 2.73%, 01/15/32 .... 1,200 1,454,446
Unipol Gruppo SpA, 3.25%
,
09/23/30 4,775 6,364,922
429,014,429
Security
Par (000)
Par (000) Value
Jamaica — 0.0%
(a)
Digicel Group Holdings Ltd., 5.00%
,
(5.00% Cash or 8.00% PIK),
04/01/25
(p)
................ USD 4,861 $ 4,046,754
Digicel International Finance Ltd.:
8.75%, 05/25/24 ............ 4,843 5,049,175
6.00%, (6.00% Cash or 13.00%
PIK), 12/31/25
(p)
.......... 2,658 2,666,368
8.00%, 12/31/26 ............ 1,933 1,892,400
Digicel Ltd., 6.75%
,
03/01/23 ...... 1,198 1,143,715
14,798,412
Japan — 0.6%
HIS Co. Ltd., 0.00%
,
11/15/24
(l)(m)
... JPY 440,000 3,302,129
Mitsubishi Chemical Holdings Corp.
(l)(m)
:
0.00%, 03/30/22 ............ 1,560,000 14,077,141
0.00%, 03/29/24 ............ 420,000 3,982,808
Nissan Motor Co. Ltd.:
3.52%, 09/17/25
(a)
........... USD 12,185 13,011,452
2.65%, 03/17/26 ............ EUR 10,580 13,666,603
3.20%, 09/17/28 ............ 14,230 19,096,511
4.81%, 09/17/30
(a)
........... USD 10,000 11,290,402
Rakuten Group, Inc., (EUR Swap
Annual 5 Year + 4.74%), 4.25%
(b)(n)
EUR 11,792 14,401,835
Rohm Co. Ltd., 0.00%
,
12/05/24
(l)(m)
. JPY 280,000 2,734,596
SBI Holdings, Inc., 0.00%
,
09/13/23
(l)(m)
530,000 4,907,849
Shizuoka Bank Ltd. (The), (LIBOR USD
3 Month - 0.50%), 0.00%
,
01/25/23
(b)
(l)
....................... USD 1,900 1,864,850
SoftBank Group Corp.:
5.38%, 07/30/22 ............ 796 824,855
(USD Swap Rate 5 Year + 4.23%),
6.00%
(b)(n)
............... 22,988 23,220,179
2.13%, 07/06/24 ............ EUR 3,500 4,150,125
4.75%, 09/19/24 ............ USD 1,400 1,470,018
4.50%, 04/20/25 ............ EUR 789 1,013,764
4.75%, 07/30/25 ............ 4,809 6,272,499
6.00%, 07/30/25 ............ USD 700 770,000
3.13%, 09/19/25 ............ EUR 7,700 9,404,183
2.88%, 01/06/27 ............ 4,001 4,742,902
(USD Swap Rate 5 Year + 4.85%),
6.87%
(b)(n)
............... USD 1,000 1,054,500
5.00%, 04/15/28 ............ EUR 16,981 22,524,064
3.38%, 07/06/29 ............ 3,129 3,710,212
4.00%, 09/19/29 ............ 21,830 27,295,133
Takeda Pharmaceutical Co. Ltd.:
2.00%, 07/09/40 ............ 10,035 12,791,545
3.18%, 07/09/50 ............ USD 11,368 11,488,982
233,069,137
Kazakhstan — 0.0%
KazMunayGas National Co. JSC,
3.50%
,
04/14/33
(a)
........... 4,415 4,572,560
Kuwait — 0.2%
Ahli United Sukuk Ltd., (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.01%), 3.88%
(b)(n)
4,175 4,121,508
Al Ahli Bank of Kuwait KSCP, (USD
Swap Semi 5 Year + 4.17%),
7.25%
(b)(n)
................. 200 211,725
Burgan Bank SAK, (US Treasury Yield
Curve Rate T Note Constant Maturity
5 Year + 4.01%), 5.75%
(b)(n)
..... 6,400 6,463,200
Equate Petrochemical BV:
4.25%, 11/03/26 ............ 3,000 3,332,437
2.63%, 04/28/28
(a)
........... 8,081 8,159,285

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Kuwait (continued)
MEGlobal Canada ULC:
5.00%, 05/18/25
(a)
........... USD 10,370 $ 11,627,363
5.88%, 05/18/30
(a)
........... 6,055 7,450,677
5.88%, 05/18/30 ............ 9,100 11,197,550
NBK Tier 1 Financing Ltd., (USD Swap
Semi 6 Year + 2.88%), 3.62%
(a)(b)(n)
20,931 21,016,032
73,579,777
Luxembourg — 0.6%
Altice Financing SA:
2.25%, 01/15/25 ............ EUR 8,515 9,793,862
7.50%, 05/15/26
(a)
........... USD 18,292 19,047,460
3.00%, 01/15/28 ............ EUR 29,581 33,345,458
5.00%, 01/15/28
(a)
........... USD 3,200 3,136,544
Altice France Holding SA:
8.00%, 05/15/27 ............ EUR 1,237 1,582,354
8.00%, 05/15/27
(a)
........... 1,120 1,432,690
ArcelorMittal SA, 1.75%
,
11/19/25 ... 5,275 6,602,600
Cidron Aida Finco SARL:
5.00%, 04/01/28 ............ 2,096 2,519,505
6.25%, 04/01/28 ............ GBP 3,250 4,585,640
Dragon Aviation Finance Luxembourg
SA, Series 1401, 4.00%
,
11/28/22 USD 2,970 3,079,911
Garfunkelux Holdco 3 SA:
6.75%, 11/01/25 ............ EUR 13,849 17,103,074
7.75%, 11/01/25 ............ GBP 6,473 9,321,219
Herens Midco SARL, 5.25%
,
05/15/29 EUR 4,691 5,443,519
HSE Finance SARL, 5.63%
,
10/15/26 1,211 1,476,293
INEOS Finance plc, 3.38%
,
03/31/26 7,534 9,239,214
Intelsat Jackson Holdings SA, 9.50%
,
09/30/22
(a)(d)
............... USD 2,000 2,340,000
Kleopatra Finco SARL, 4.25%
,
03/01/26 ................. EUR 100 119,031
Matterhorn Telecom SA:
3.13%, 09/15/26 ............ 700 832,515
4.00%, 11/15/27 ............ 3,889 4,732,265
Monitchem HoldCo 2 SA, 9.50%
,
09/15/26 ................. 1,400 1,799,079
Monitchem HoldCo 3 SA, 5.25%
,
03/15/25 ................. 7,198 8,791,250
SES SA:
(EUR Swap Annual 5 Year +
5.40%), 5.63%
(b)(n)
......... 14,300 18,503,481
(EUR Swap Annual 5 Year +
3.19%), 2.87%
(b)(n)
......... 34,660 41,389,809
2.00%, 07/02/28 ............ 6,191 7,938,607
Summer BC Holdco A SARL, 9.25%
,
10/31/27 ................. 5,593 7,187,108
Summer BC Holdco B SARL, 5.75%
,
10/31/26 ................. 25,843 32,059,121
253,401,609
Macau — 0.1%
Champion Path Holdings Ltd.:
4.50%, 01/27/26 ............ USD 2,831 2,944,240
4.85%, 01/27/28 ............ 3,091 3,221,981
MGM China Holdings Ltd.:
5.38%, 05/15/24
(a)
........... 327 335,543
5.25%, 06/18/25 ............ 750 779,672
5.88%, 05/15/26
(a)
........... 327 342,594
5.88%, 05/15/26 ............ 1,150 1,204,840
4.75%, 02/01/27 ............ 4,816 4,930,380
Sands China Ltd., 4.38%
,
06/18/30 .. 13,016 14,108,433
Studio City Finance Ltd.:
6.00%, 07/15/25 ............ 750 786,703
Security
Par (000)
Par (000) Value
Macau (continued)
5.00%, 01/15/29
(a)
........... USD 3,100 $ 3,127,838
Wynn Macau Ltd.:
4.88%, 10/01/24 ............ 200 202,788
4.88%, 10/01/24
(a)
........... 2,543 2,578,443
5.50%, 01/15/26 ............ 4,456 4,654,570
5.50%, 10/01/27
(a)
........... 327 339,426
5.50%, 10/01/27 ............ 200 207,600
5.13%, 12/15/29
(a)
........... 2,352 2,422,560
42,187,611
Malaysia — 0.1%
Cindai Capital Ltd., 0.00%
,
02/08/23
(l)(m)
25,238 25,933,018
Gohl Capital Ltd., 4.25%
,
01/24/27 .. 2,137 2,246,254
Tenaga Nasional Bhd., 7.50%
,
01/15/96 6,050 7,947,704
TNB Global Ventures Capital Bhd.,
4.85%
,
11/01/28 ............ 1,250 1,462,787
37,589,763
Mexico — 0.6%
Alfa SAB de CV:
6.88%, 03/25/44
(a)
........... 2,519 3,316,893
6.88%, 03/25/44 ............ 488 642,574
Alpek SAB de CV, 3.25%
,
02/25/31
(a)
440 443,245
Alpha Holding SA de CV, 9.00%
,
02/10/25
(a)
................ 12,173 2,170,598
America Movil BV, 0.00%
,
03/02/24
(l)(m)
EUR 3,400 4,143,143
Axtel SAB de CV, 6.38%
,
11/14/24
(a)
. USD 10,148 10,581,193
Banco Mercantil del Norte SA
(a)(b)(n)
:
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
5.04%), 6.87% ........... 3,000 3,098,775
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.97%), 6.75% ........... 5,935 6,380,125
BBVA Bancomer SA, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.65%), 5.12%
,
01/18/33
(b)
................ 5,895 6,134,484
Cemex SAB de CV:
3.13%, 03/19/26 ............ EUR 3,636 4,422,675
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.53%), 5.12%
(a)(b)(n)
........ USD 4,520 4,656,956
5.45%, 11/19/29 ............ 2,291 2,518,382
5.20%, 09/17/30
(a)
........... 3,750 4,109,437
3.88%, 07/11/31
(a)
........... 11,222 11,351,053
Coca-Cola Femsa SAB de CV, 1.85%
,
09/01/32 ................. 170 163,731
Controladora Mabe SA de CV, 5.60%
,
10/23/28
(a)
................ 5,626 6,555,345
Cydsa SAB de CV, 6.25%
,
10/04/27
(a)
13,005 13,706,620
FEL Energy VI SARL, 5.75%
,
12/01/40 24,010 25,425,147
Fresnillo plc, 4.25%
,
10/02/50
(a)
.... 585 591,033
Grupo Axo SAPI de CV, 5.75%
,
06/08/26
(a)
................ 9,141 9,109,007
Grupo Bimbo SAB de CV, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.28%), 5.95%
(a)(b)
(n)
...................... 7,507 7,889,482
Grupo KUO SAB de CV, 5.75%
,
07/07/27
(a)
................ 8,446 8,814,457
Industrias Penoles SAB de CV, 4.75%
,
08/06/50
(a)
................ 565 609,423
Infraestructura Energetica Nova SAB
de CV, 4.75%
,
01/15/51
(a)
...... 821 832,289

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Mexico (continued)
Kimberly-Clark de Mexico SAB de CV,
2.43%
,
07/01/31
(a)
........... USD 510 $ 504,581
Mexico City Airport Trust:
4.25%, 10/31/26
(a)
........... 861 930,849
5.50%, 07/31/47 ............ 31,298 31,571,857
Operadora de Servicios Mega SA de
CV SOFOM ER, 8.25%
,
02/11/25
(a)
25,990 25,921,776
Orbia Advance Corp. SAB de CV
(a)
:
1.88%, 05/11/26 ............ 16,915 16,994,289
5.50%, 01/15/48 ............ 1,241 1,454,297
Trust Fibra Uno
(a)
:
5.25%, 01/30/26 ............ 10,379 11,624,480
6.39%, 01/15/50 ............ 5,000 5,827,500
232,495,696
Mongolia — 0.0%
Mongolian Mining Corp., 9.25%
,
04/15/24 ................. 1,695 1,564,485
Morocco — 0.0%
Vivo Energy Investments BV, 5.13%
,
09/24/27
(a)
................ 2,572 2,740,466
Netherlands — 0.6%
Cooperatieve Rabobank UA, (EUR
Swap Annual 5 Year + 4.10%),
4.62%
(b)(n)
................. EUR 3,800 4,950,568
ING Groep NV
(b)
:
(USD Swap Rate 5 Year + 4.20%),
6.75%
(n)
................ USD 4,137 4,561,042
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.34%), 5.75%
(n)
.......... 1,315 1,456,494
(EUR Swap Annual 5 Year +
1.20%), 1.00%, 11/13/30 ..... EUR 12,900 15,496,515
(SOFR + 1.32%), 2.73%, 04/01/32 USD 5,327 5,478,402
Intertrust Group BV, 3.38%
,
11/15/25 EUR 10,252 12,399,435
Koninklijke KPN NV
(b)
:
(EUR Swap Annual 5 Year +
2.34%), 2.00%
(n)
.......... 6,600 7,934,120
(USD Swap Semi 10 Year + 5.21%),
7.00%, 03/28/73
(a)
......... USD 3,502 3,769,028
Nobel Bidco BV, 3.13%
,
06/15/28 ... EUR 1,988 2,357,271
Nobian Finance BV, 3.63%
,
07/15/26 9,422 11,134,151
OCI NV, 3.63%
,
10/15/25 ........ 2,306 2,851,260
PPF Telecom Group BV, 3.25%
,
09/29/27 ................. 5,375 6,851,412
Q-Park Holding I BV:
1.50%, 03/01/25 ............ 3,025 3,457,048
(EURIBOR 3 Month + 2.00%),
2.00%, 03/01/26
(b)
......... 2,712 3,087,124
2.00%, 03/01/27 ............ 1,588 1,791,082
Stichting AK Rabobank Certificaten,
2.19%
(d)(n)
................. 14,532 23,187,021
Summer BidCo BV
(p)
:
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25 ............... 559 675,355
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25
(b)
.............. 2,110 2,552,091
Trivium Packaging Finance BV, 3.75%
,
08/15/26
(d)
................ 5,770 6,936,194
United Group BV:
4.88%, 07/01/24 ............ 16,735 20,056,844
4.00%, 11/15/27 ............ 7,223 8,503,863
UPC Holding BV, 3.88%
,
06/15/29 .. 2,100 2,522,705
Security
Par (000)
Par (000) Value
Netherlands (continued)
UPCB Finance VII Ltd., 3.63%
,
06/15/29 ................. EUR 10,624 $ 12,862,810
VEON Holdings BV
(a)
:
4.00%, 04/09/25 ............ USD 2,143 2,255,508
3.38%, 11/25/27 ............ 12,031 12,103,186
VZ Vendor Financing II BV, 2.88%
,
01/15/29 ................. EUR 10,000 11,612,524
Ziggo Bond Co. BV:
6.00%, 01/15/27
(a)
........... USD 707 738,815
3.38%, 02/28/30 ............ EUR 2,510 2,933,077
5.13%, 02/28/30
(a)
........... USD 2,950 3,019,296
Ziggo BV:
4.25%, 01/15/27 ............ EUR 8,724 10,713,699
5.50%, 01/15/27
(a)
........... USD 13,443 13,967,277
2.88%, 01/15/30 ............ EUR 1,335 1,582,976
4.88%, 01/15/30
(a)
........... USD 1,345 1,378,625
225,176,818
Norway — 0.0%
Aker BP ASA, 1.13%
,
05/12/29 .... EUR 13,833 16,430,501
DNB Bank ASA, (LIBOR USD 6 Month
+ 0.13%), 0.38%
(b)(n)
.......... USD 350 327,684
16,758,185
Oman — 0.0%
(a)
OQ SAOC, 5.13%
,
05/06/28 ...... 8,400 8,456,700
Oryx Funding Ltd., 5.80%
,
02/03/31 . 6,765 7,128,619
15,585,319
Panama — 0.0%
Banco Nacional de Panama, 2.50%
,
08/11/30
(a)
................ 395 382,064
Banistmo SA, 3.65%
,
09/19/22 ..... 2,128 2,166,969
C&W Senior Financing DAC, 6.88%
,
09/15/27 ................. 940 1,003,121
ENA Master Trust, 4.00%
,
05/19/48
(a)
4,961 4,992,936
8,545,090
Paraguay — 0.0%
Bioceanico Sovereign Certificate Ltd.,
0.00%
,
06/05/34
(m)
........... 3,714 2,801,550
Peru — 0.1%
Banco de Credito del Peru, (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%),
3.13%
,
07/01/30
(a)(b)
.......... 585 578,945
Banco Internacional del Peru SAA
Interbank, 3.25%
,
10/04/26
(a)
.... 385 391,988
Inkia Energy Ltd.:
5.88%, 11/09/27
(a)
........... 3,517 3,622,071
5.88%, 11/09/27 ............ 4,318 4,447,000
InRetail Consumer, 3.25%
,
03/22/28
(a)
8,805 8,661,478
Intercorp Peru Ltd., 3.88%
,
08/15/29
(a)
3,413 3,286,719
Kallpa Generacion SA, 4.88%
,
05/24/26 359 377,129
Nexa Resources SA, 5.38%
,
05/04/27
(a)
2,305 2,470,384
Orazul Energy Egenor SCA, 5.63%
,
04/28/27
(a)
................ 6,000 6,165,000
30,000,714
Philippines — 0.0%
Globe Telecom, Inc.:
2.50%, 07/23/30 ............ 1,554 1,487,955
3.00%, 07/23/35 ............ 3,015 2,791,325

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Philippines (continued)
Rizal Commercial Banking Corp., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 6.24%),
6.50%
(b)(n)
................. USD 3,325 $ 3,453,428
7,732,708
Portugal — 0.0%
Banco Espirito Santo SA
(f)(k)
:
2.63%, 05/08/17 ............ EUR 6,100 1,012,630
4.75%, 01/15/18 ............ 15,500 2,573,078
4.00%, 01/21/19 ............ 19,000 3,154,095
6,739,803
Qatar — 0.1%
Qatar Petroleum:
3.13%, 07/12/41 ............ USD 5,550 5,529,521
3.30%, 07/12/51 ............ 5,050 5,050,000
3.30%, 07/12/51 ............ 11,331 11,331,000
21,910,521
Russia — 0.0%
Phosagro OAO, 3.05%
,
01/23/25
(a)
.. 689 717,335
Saudi Arabia — 0.1%
Arabian Centres Sukuk II Ltd., 5.63%
,
10/07/26
(a)
................ 17,080 18,099,462
Arabian Centres Sukuk Ltd., 5.38%
,
11/26/24 .................. 6,000 6,280,500
SA Global Sukuk Ltd., 2.69%
,
06/17/31 5,375 5,424,719
29,804,681
Singapore — 0.1%
BOC Aviation Ltd., 3.00%
,
09/11/29 . 16,700 17,099,756
DBS Group Holdings Ltd., (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.92%), 3.30%
(b)(n)
2,832 2,908,995
LMIRT Capital Pte. Ltd.:
7.25%, 06/19/24 ............ 2,106 2,193,294
7.50%, 02/09/26 ............ 1,310 1,349,300
Puma International Financing SA:
5.13%, 10/06/24
(a)
........... 14,718 14,809,988
5.00%, 01/24/26 ............ 1,929 1,941,418
5.00%, 01/24/26
(a)
........... 5,720 5,756,822
Singapore Airlines Ltd., 1.63%
,
12/03/25
(l)
................. SGD 4,500 3,694,504
United Overseas Bank Ltd., (USD Swap
Semi 5 Year + 1.79%), 3.88%
(b)(n)
. USD 2,165 2,241,858
51,995,935
South Africa — 0.1%
Gold Fields Orogen Holdings BVI Ltd.,
5.13%
,
05/15/24
(a)
........... 4,065 4,422,720
Liquid Telecommunications Financing
plc, 5.50%
,
09/04/26
(a)
........ 13,455 13,719,896
Sasol Financing USA LLC:
5.88%, 03/27/24 ............ 5,000 5,327,500
4.38%, 09/18/26 ............ 8,225 8,482,031
6.50%, 09/27/28 ............ 3,014 3,390,750
5.50%, 03/18/31 ............ 13,510 14,219,275
49,562,172
Security
Par (000)
Par (000) Value
South Korea — 0.1%
Hanwha Life Insurance Co. Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%),
4.70%
(b)(n)
................. USD 2,500 $ 2,605,938
Heungkuk Life Insurance Co. Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.47%),
4.48%
(b)(n)
................. 10,200 10,338,975
Kakao Corp., 0.00%
,
04/28/23
(l)(m)
... 1,400 2,391,931
KDB Life Insurance Co. Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.66%),
7.50%
(b)(n)
................. 6,200 6,267,037
Kookmin Bank:
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
2.64%), 4.35%
(b)(n)
......... 5,000 5,277,500
2.50%, 11/04/30 ............ 5,000 4,975,350
LG Chem Ltd., 3.63%
,
04/15/29 .... 2,078 2,290,735
Shinhan Financial Group Co. Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.06%),
2.87%
(b)(n)
................. 10,300 10,232,406
SK Battery America, Inc., 2.13%
,
01/26/26 ................. 2,363 2,337,398
SK Hynix, Inc., 2.38%
,
01/19/31 .... 3,000 2,928,265
Tongyang Life Insurance Co. Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.98%),
5.25%
(b)(n)
................. 6,350 6,633,766
Woori Bank, (US Treasury Yield Curve
Rate T Note Constant Maturity 5
Year + 2.66%), 4.25%
(b)(n)
...... 2,108 2,188,763
58,468,064
Spain — 1.0%
Abertis Infraestructuras Finance BV,
(EUR Swap Annual 5 Year + 3.69%),
3.25%
(b)(n)
................. EUR 4,500 5,515,961
Aedas Homes Opco SLU, 4.00%
,
08/15/26 ................. 1,335 1,618,593
Amadeus IT Group SA:
2.88%, 05/20/27 ............ 11,800 15,753,060
1.88%, 09/24/28 ............ 10,800 13,674,354
Banco Bilbao Vizcaya Argentaria SA,
(USD Swap Semi 5 Year + 3.87%),
6.13%
(b)(n)
................. USD 3,000 3,240,000
Banco de Sabadell SA
(b)
:
(EUR Swap Annual 5 Year +
6.20%), 5.75%
(n)
.......... EUR 1,800 2,253,681
(EUR Swap Annual 5 Year +
2.20%), 2.00%, 01/17/30 .... 1,100 1,288,021
(EUR Swap Annual 5 Year +
2.95%), 2.50%, 04/15/31 .... 2,900 3,457,932
Banco Santander SA:
(EUR Swap Annual 5 Year +
6.80%), 6.75%
(b)(n)
......... 3,300 4,079,276
(EUR Swap Annual 5 Year +
5.00%), 5.25%
(b)(n)
......... 2,200 2,760,943
(EUR Swap Annual 5 Year +
4.10%), 4.75%
(b)(n)
......... 4,000 4,938,649
(EUR Swap Annual 5 Year +
4.53%), 4.37%
(b)(n)
......... 6,600 8,080,309
2.96%, 03/25/31 ............ USD 7,200 7,418,664

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Spain (continued)
CaixaBank SA
(b)(n)
:
(EUR Swap Annual 5 Year +
5.82%), 6.00% ........... EUR 200 $ 247,509
(EUR Swap Annual 5 Year +
6.22%), 6.37% ........... 14,200 18,372,907
(EUR Swap Annual 5 Year +
6.50%), 6.75% ........... 2,200 2,941,253
Cellnex Finance Co. SA, 0.75%
,
11/15/26 .................. 11,800 13,878,376
Cellnex Telecom SA
(l)
:
0.50%, 07/05/28 ............ 1,200 1,940,551
0.75%, 11/20/31 ............ 55,400 64,179,668
Cirsa Finance International SARL:
6.25%, 12/20/23 ............ 3,325 3,998,604
7.88%, 12/20/23
(a)
........... USD 6,045 6,154,415
4.75%, 05/22/25 ............ EUR 3,248 3,865,758
Codere Finance 2 Luxembourg SA:
10.75%, 09/30/23
(d)
.......... 5,920 7,440,837
10.75%, 09/30/23 ........... 987 1,251,674
4.50%, (4.50% Cash or 11.63%
PIK), 11/01/23
(a)(b)(p)
........ USD 2,011 1,433,180
4.50%, (4.50% Cash or 10.75%
PIK), 11/01/23
(b)(p)
......... EUR 6,311 5,353,249
ContourGlobal Power Holdings SA,
4.13%
,
08/01/25 ............ 8,434 10,210,848
Ferrovial Netherlands BV, (EUR Swap
Annual 5 Year + 2.13%), 2.12%
(b)(n)
3,360 3,972,781
Grupo Antolin-Irausa SA, 3.50%
,
04/30/28 ................. 2,720 3,215,100
Iberdrola International BV
(b)(n)
:
Series NC5, (EUR Swap Annual 5
Year + 2.32%), 1.87% ...... 4,500 5,498,619
Series NC6, (EUR Swap Annual 5
Year + 1.83%), 1.45% ...... 15,300 18,300,717
Series NC8, (EUR Swap Annual 5
Year + 2.57%), 2.25% ...... 11,800 14,458,059
Lorca Telecom Bondco SA:
4.00%, 09/18/27 ............ 6,530 7,878,449
Merlin Properties Socimi SA, 1.38%
,
06/01/30 ................. 4,000 4,704,013
Naturgy Finance BV, (EUR Swap
Annual 8 Year + 3.35%), 4.12%
(b)(n)
5,200 6,474,429
Repsol International Finance BV
(b)
:
(EUR Swap Annual 5 Year +
4.00%), 3.75%
(n)
.......... 6,905 8,759,197
(EUR Swap Annual 5 Year +
2.77%), 2.50%
(n)
.......... 39,490 47,059,394
(EUR Swap Annual 5 Year +
4.41%), 4.25%
(n)
.......... 1,988 2,592,791
(EUR Swap Annual 10 Year +
4.20%), 4.50%, 03/25/75 .... 9,600 12,429,566
Telefonica Europe BV
(b)(n)
:
(EUR Swap Annual 5 Year +
2.33%), 2.62% ........... 10,300 12,481,427
(EUR Swap Annual 10 Year +
4.30%), 5.87% ........... 2,900 3,825,526
(EUR Swap Annual 6 Year +
4.11%), 4.37% ........... 25,200 32,415,099
(EUR Swap Annual 8 Year +
2.97%), 3.87% ........... 22,800 29,078,900
Tendam Brands SAU:
5.00%, 09/15/24 ............ 681 793,179
(EURIBOR 3 Month + 5.25%),
5.25%, 09/15/24
(b)
......... 671 785,565
430,071,083
Security
Par (000)
Par (000) Value
Sweden — 0.2%
Fastighets AB Balder, (EUR Swap
Annual 5 Year + 3.19%), 2.87%
,
06/02/81
(b)
................ EUR 3,100 $ 3,640,346
Heimstaden Bostad AB
(b)(n)
:
(EUR Swap Annual 5 Year +
3.91%), 3.38% ........... 4,450 5,455,781
(EUR Swap Annual 5 Year +
3.15%), 2.62% ........... 10,135 11,864,328
(EUR Swap Annual 5 Year +
3.27%), 3.00% ........... 4,725 5,591,239
Intrum AB:
2.75%, 07/15/22 ............ 100 118,566
4.88%, 08/15/25 ............ 12,855 16,006,481
3.50%, 07/15/26 ............ 3,420 4,131,504
Skandinaviska Enskilda Banken AB,
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
3.46%), 5.12%
(b)(n)
........... USD 3,600 3,820,500
Svenska Handelsbanken AB
(b)(n)
:
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
3.94%), 4.38% ........... 1,000 1,057,850
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.05%), 4.75% ........... 600 633,810
Verisure Holding AB:
3.50%, 05/15/23 ............ EUR 7,360 8,796,937
(EURIBOR 3 Month + 5.00%),
5.00%, 04/15/25
(b)
......... 8,480 10,240,678
3.88%, 07/15/26 ............ 5,840 7,075,810
3.25%, 02/15/27 ............ 6,060 7,186,938
Verisure Midholding AB, 5.25%
,
02/15/29 ................. 4,755 5,793,293
Volvo Car AB, 2.50%
,
10/07/27 .... 3,330 4,316,907
95,730,968
Switzerland — 0.5%
Cembra Money Bank AG, 0.00%
,
07/09/26
(l)(m)
............... CHF 5,400 5,999,676
Credit Suisse Group AG
(b)
:
(USD Swap Semi 5 Year + 4.60%),
7.50%
(n)
................ USD 800 870,000
(USD Swap Semi 5 Year + 4.60%),
7.50%
(n)
................ 600 665,604
(USD Swap Semi 5 Year + 3.46%),
6.25%
(a)(n)
............... 5,800 6,351,000
(USD Swap Semi 5 Year + 3.46%),
6.25%
(n)
................ 5,247 5,745,465
(USD Swap Rate 5 Year + 4.33%),
7.25%
(a)(n)
............... 1,600 1,808,800
(USD Swap Rate 5 Year + 4.33%),
7.25%
(n)
................ 4,415 4,991,158
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.82%), 6.37%
(a)(n)
......... 730 813,680
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.89%), 5.25%
(a)(n)
......... 1,100 1,163,250
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
3.29%), 5.10%
(a)(n)
......... 983 1,013,719
(SOFR + 1.73%), 3.09%, 05/14/32
(a)
23,432 24,140,856
Credit Suisse Group Guernsey VII
Ltd.
(l)
:
Series A, 3.00%, 11/12/21 ..... CHF 2,600 3,143,043
Series AR, 3.00%, 11/12/21
(a)
... 7,000 8,462,037

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Switzerland (continued)
Dufry One BV:
2.50%, 10/15/24 ............ EUR 4,700 $ 5,546,308
0.75%, 03/30/26
(l)
........... CHF 12,400 13,176,499
2.00%, 02/15/27 ............ EUR 2,285 2,553,690
3.38%, 04/15/28 ............ 9,900 11,650,883
ELM BV for Firmenich International SA,
(EUR Swap Annual 5 Year + 4.39%),
3.75%
(b)(n)
................. 31,412 40,155,752
Holcim Finance Luxembourg SA,
0.50%
,
04/23/31 ............ 5,465 6,332,830
STMicroelectronics NV, Series A,
0.00%
,
08/04/25
(l)(m)
.......... USD 1,200 1,437,408
UBS Group AG
(b)(n)
:
(USD Swap Semi 5 Year + 4.34%),
7.00%
(a)
................ 19,493 21,466,666
(USD Swap Semi 5 Year + 4.87%),
7.00% ................. 3,800 4,379,500
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
3.10%), 3.88%
(a)
.......... 18,038 18,071,731
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.86%), 5.12% ........... 3,075 3,344,063
193,283,618
Tanzania, United Republic of — 0.1%
AngloGold Ashanti Holdings plc, 3.75%
,
10/01/30 ................. 5,103 5,284,157
HTA Group Ltd., 7.00%
,
12/18/25
(a)
.. 13,649 14,487,560
19,771,717
Thailand — 0.2%
Bangkok Bank PCL
(b)
:
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.73%), 5.00%
(n)
.......... 5,987 6,315,536
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
1.90%), 3.73%, 09/25/34 .... 14,206 14,732,510
CP Foods Capital Ltd., 0.50%
,
06/18/25
(l)
................. 5,000 5,035,000
GC Treasury Center Co. Ltd., 2.98%
,
03/18/31 ................. 3,885 3,958,572
Kasikornbank PCL
(b)
:
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.94%), 5.28%
(n)
.......... 4,236 4,488,307
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
1.70%), 3.34%, 10/02/31 .... 16,335 16,664,763
Krung Thai Bank PCL, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.53%), 4.40%
(b)(n)
2,980 3,020,044
Thaioil Treasury Center Co. Ltd.,
3.75%
,
06/18/50 ............ 16,925 15,986,509
TMBThanachart Bank PCL, (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.26%),
4.90%
(b)(n)
................. 3,429 3,478,935
73,680,176
Security
Par (000)
Par (000) Value
Turkey — 0.0%
(a)
Anadolu Efes Biracilik ve Malt Sanayii
A/S, 3.38%
,
06/29/28 ......... USD 7,230 $ 7,239,038
Turkish Airlines Pass-Through Trust,
Series 2015-1, Class A, 4.20%
,
03/15/27 ................. 6,104 5,693,590
12,932,628
Ukraine — 0.0%
Metinvest BV, 8.50%
,
04/23/26
(a)
... 2,000 2,273,500
MHP Lux SA:
6.25%, 09/19/29
(a)
........... 3,520 3,499,760
6.25%, 09/19/29 ............ 3,705 3,683,696
MHP SE, 7.75%
,
05/10/24
(a)
...... 1,066 1,157,943
10,614,899
United Arab Emirates — 0.4%
Abu Dhabi Crude Oil Pipeline LLC,
4.60%
,
11/02/47 ............ 10,000 11,733,125
DAE Funding LLC
(a)
:
2.63%, 03/20/25 ............ 8,805 8,946,981
3.38%, 03/20/28 ............ 7,651 7,832,711
DP World Crescent Ltd., 3.91%
,
05/31/23 ................. 8,000 8,411,500
DP World Salaam, (US Treasury Yield
Curve Rate T Note Constant Maturity
5 Year + 5.75%), 6.00%
(b)(n)
..... 3,255 3,575,414
Emaar Sukuk Ltd., 3.64%
,
09/15/26 . 2,000 2,054,125
Emirates NBD Bank PJSC
(b)(n)
:
(USD Swap Semi 6 Year + 3.66%),
6.13% ................. 18,090 19,486,322
(USD Swap Semi 6 Year + 5.70%),
6.13% ................. 4,825 5,305,389
Esic Sukuk Ltd., 3.94%
,
07/30/24 ... 10,575 11,016,506
Galaxy Pipeline Assets Bidco Ltd.:
2.16%, 03/31/34
(a)
........... 9,840 9,655,500
2.63%, 03/31/36 ............ 12,625 12,372,500
2.94%, 09/30/40
(a)
........... 11,130 10,990,875
ICD Funding Ltd., 3.22%
,
04/28/26 .. 4,950 5,028,891
MAF Global Securities Ltd.:
(USD Swap Semi 5 Year + 3.48%),
5.50%
(b)(n)
............... 5,000 5,111,875
4.75%, 05/07/24 ............ 4,000 4,348,000
MAF Sukuk Ltd., 4.64%
,
05/14/29 ... 8,358 9,386,034
MDGH - GMTN BV
(a)
:
2.50%, 11/07/24 ............ 12,217 12,793,490
2.88%, 11/07/29 ............ 7,688 8,066,634
Shelf Drilling Holdings Ltd., 8.88%
,
11/15/24
(a)
................ 793 816,542
156,932,414
United Kingdom — 2.5%
Arrow Global Finance plc, 5.13%
,
09/15/24 ................. GBP 11,312 15,746,002
Barclays plc
(b)
:
(USD Swap Semi 5 Year + 6.77%),
7.88%
(n)
................ USD 2,670 2,783,475
(U.K. Government Bonds 5 Year
Note Generic Bid Yield + 6.58%),
7.13%
(n)
................ GBP 1,515 2,394,337
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
5.87%), 6.13%
(n)
.......... USD 2,800 3,102,736
(EUR Swap Annual 5 Year +
1.90%), 2.00%, 02/07/28 .... EUR 3,700 4,497,817

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
United Kingdom (continued)
(US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year +
1.90%), 2.64%, 06/24/31 .... USD 16,650 $ 16,875,009
(US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year +
1.70%), 3.81%, 03/10/42 .... 7,060 7,448,186
BAT Capital Corp., 3.98%
,
09/25/50 . 15,571 15,165,202
BAT International Finance plc, 2.25%
,
01/16/30 ................. EUR 11,890 15,162,586
Bellis Acquisition Co. plc, 3.25%
,
02/16/26 ................. GBP 4,381 6,067,813
BP Capital Markets plc:
Series BP, 1.00%, 04/28/23
(l)
.... 10,400 14,797,193
(EUR Swap Annual 5 Year +
3.88%), 3.25%
(b)(n)
......... EUR 34,732 43,983,945
(U.K. Government Bonds 5 Year
Note Generic Bid Yield + 4.17%),
4.25%
(b)(n)
............... GBP 3,659 5,359,617
(EUR Swap Annual 5 Year +
4.12%), 3.63%
(b)(n)
......... EUR 20,040 25,837,366
British Airways Pass-Through Trust
(a)
:
Series 2020-1, Class B, 8.38%,
11/15/28 ............... USD 1,653 1,910,711
Series 2020-1, Class A, 4.25%,
11/15/32 ............... 2,141 2,304,458
British Telecommunications plc,
(EURIBOR Swap Rate 5 Year +
2.13%), 1.87%
,
08/18/80
(b)
..... EUR 40,540 46,774,330
Canary Wharf Group Investment
Holdings plc:
1.75%, 04/07/26 ............ 1,800 2,148,597
3.38%, 04/23/28 ............ GBP 1,550 2,162,883
CCEP Finance Ireland DAC, 1.50%
,
05/06/41 ................. EUR 4,710 5,623,530
Chanel Ceres plc, 0.50%
,
07/31/26 .. 3,518 4,202,963
Channel Link Enterprises Finance plc
(b)
:
Series A7, (EURIBOR 6 Month +
5.55%), 1.76%, 06/30/50 .... 6,525 7,707,435
Series A8, (EURIBOR 6 Month +
5.90%), 2.71%, 06/30/50 .... 4,400 5,289,840
Series A5, (LIBOR GBP 6 Month +
5.78%), 3.04%, 06/30/50 .... GBP 3,075 4,313,083
Connect Finco SARL, 6.75%
,
10/01/26
(a)
................ USD 3,224 3,409,380
Cornwall Jersey Ltd., 0.75%
,
04/16/26
(l)
GBP 2,000 2,686,867
CPUK Finance Ltd.:
4.88%, 08/28/25 ............ 2,012 2,816,264
4.50%, 08/28/27 ............ 1,566 2,193,435
Derwent London Capital No. 3 Jersey
Ltd., 1.50%
,
06/12/25
(l)
........ 5,600 7,783,733
Dignity Finance plc:
Series A, 3.55%, 12/31/34 ..... 1,793 2,733,947
Series B, 4.70%, 12/31/49 ..... 485 667,581
EC Finance plc, 2.38%
,
11/15/22 ... EUR 1,200 1,401,556
eG Global Finance plc:
3.63%, 02/07/24 ............ 7,302 8,471,343
4.38%, 02/07/25 ............ 6,777 7,920,305
6.25%, 10/30/25 ............ 7,494 9,099,275
6.25%, 03/30/26 ............ GBP 17,855 24,760,569
EnQuest plc
(p)
:
7 .00%, ( 7 .00% Cash or 7.00% PIK),
10/15/23
(a)(b)
............. USD 5,757 5,275,687
7 .00%, ( 7 .00% Cash or 7.00% PIK),
10/15/23 ............... GBP 1,508 2,002,442
Galaxy Bidco Ltd., 6.50%
,
07/31/26 . 5,570 8,119,124
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Heathrow Finance plc
(d)
:
5.25%, 03/01/24
(b)
........... GBP 1,600 $ 2,327,707
4.38%, 03/01/27 ............ 2,000 2,841,298
4.62%, 09/01/29 ............ 3,380 4,809,976
Heathrow Funding Ltd.:
2.63%, 03/16/28 ............ 11,165 15,537,089
1.50%, 02/11/30 ............ EUR 4,705 5,741,859
HSBC Bank plc
(b)(n)
:
Series 2M, (LIBOR USD 6 Month +
0.25%), 0.75% ........... USD 4,600 4,311,764
Series 3M, (LIBOR USD 6 Month +
0.10%), 0.60% ........... 1,940 1,816,965
Series 1M, (LIBOR USD 6 Month +
0.25%), 0.42% ........... 5,120 4,794,778
HSBC Holdings plc, (SONIO/N +
1.31%), 1.75%
,
07/24/27
(b)
..... GBP 12,060 16,864,505
Hurricane Finance plc, 8.00%
,
10/15/25 1,729 2,603,393
Iceland Bondco plc:
4.63%, 03/15/25 ............ 5,000 6,804,107
4.38%, 05/15/28 ............ 3,337 4,343,364
Imperial Brands Finance Netherlands
BV, 1.75%
,
03/18/33 ......... EUR 9,210 11,000,362
Informa plc:
2.13%, 10/06/25 ............ 18,950 23,928,173
1.25%, 04/22/28 ............ 4,835 5,834,635
InterContinental Hotels Group plc,
3.38%
,
10/08/28 ............ GBP 1,256 1,876,464
International Consolidated Airlines
Group SA:
0.63%, 11/17/22
(l)
........... EUR 3,600 4,117,161
2.75%, 03/25/25 ............ 4,300 5,098,772
1.50%, 07/04/27 ............ 6,200 6,653,243
1.13%, 05/18/28
(l)
........... 23,900 26,982,250
3.75%, 03/25/29 ............ 3,600 4,279,372
Intu Jersey 2 Ltd., 2.88%
,
11/01/22
(f)(k)(l)
GBP 6,500 1,753,333
Jaguar Land Rover Automotive plc:
7.75%, 10/15/25
(a)
........... USD 480 526,800
4.50%, 01/15/26 ............ EUR 2,115 2,657,801
6.88%, 11/15/26 ............ 1,400 1,930,074
4.50%, 10/01/27
(a)
........... USD 12,900 12,687,150
5.88%, 01/15/28
(a)
........... 6,400 6,736,000
Jerrold Finco plc, 5.25%
,
01/15/27 .. GBP 4,841 6,916,001
Ladbrokes Group Finance plc:
5.13%, 09/16/22 ............ 752 1,081,851
5.13%, 09/08/23 ............ 1,857 2,703,650
Legal & General Group plc, (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 5.38%), 5.63%
(b)
(n)
...................... 4,900 7,591,550
Lloyds Banking Group plc, (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 1.60%), 1.99%
,
12/15/31
(b)
................ 13,875 19,303,284
Marks & Spencer plc, 4.50%
,
07/10/27
(d)
................ 3,100 4,587,077
Matalan Finance plc, 6.75%
,
01/31/23 4,860 6,127,867
Metrocentre Finance plc, 4.13%
,
(4.13% Cash or 8.75% PIK),
12/06/23
(p)
................ 900 595,094
Mitchells & Butlers Finance plc, Series
D1, (LIBOR GBP 3 Month + 2.13%),
2.21%
,
06/15/36
(b)
........... 2,225 2,477,663

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
United Kingdom (continued)
National Express Group plc, (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 4.14%), 4.25%
(b)
(n)
...................... GBP 1,975 $ 2,837,883
National Westminster Bank plc
(b)(n)
:
Series A, (LIMEAN USD 6 Month +
0.25%), 0.50% ........... USD 200 198,750
Series B, (LIBOR USD 6 Month +
0.25%), 0.50% ........... 1,600 1,590,000
Natwest Group plc, (US Treasury Yield
Curve Rate T Note Constant Maturity
1 Year + 0.90%), 1.64%
,
06/14/27
(b)
5,432 5,431,320
Neptune Energy Bondco plc, 6.63%
,
05/15/25
(a)
................ 28,077 28,826,656
NGG Finance plc
(b)
:
(GBP Swap 12 Year + 3.48%),
5.63%, 06/18/73 .......... GBP 5,200 8,020,517
(EUR Swap Annual 5 Year +
2.14%), 1.62%, 12/05/79 .... EUR 22,500 26,949,264
Pinewood Finance Co. Ltd., 3.25%
,
09/30/25 ................. GBP 14,697 20,658,452
Premier Foods Finance plc, 3.50%
,
10/15/26 ................. 3,318 4,589,789
Rolls-Royce plc:
4.63%, 02/16/26 ............ EUR 2,347 3,034,813
5.75%, 10/15/27
(a)
........... USD 550 605,820
5.75%, 10/15/27 ............ GBP 956 1,447,378
1.63%, 05/09/28 ............ EUR 1,900 2,098,036
Santander UK Group Holdings plc,
(GBP Swap 5 Year + 5.54%),
7.38%
(b)(n)
................. GBP 600 875,604
Standard Chartered plc:
(EUR Swap Annual 5 Year +
1.55%), 1.20%, 09/23/31
(b)
... EUR 35,125 41,724,625
Stonegate Pub Co. Financing plc:
8.00%, 07/13/25 ............ GBP 13,235 18,952,416
8.25%, 07/31/25 ............ 9,500 13,732,711
Synthomer plc, 3.88%
,
07/01/25 .... EUR 3,090 3,824,669
Tesco Corporate Treasury Services plc,
0.38%
,
07/27/29 ............ 5,595 6,476,175
Tesco Property Finance 1 plc, 7.62%
,
07/13/39 ................. GBP 3,053 6,269,235
Tesco Property Finance 3 plc, 5.74%
,
04/13/40 ................. 6,754 12,496,914
Tesco Property Finance 4 plc, 5.80%
,
10/13/40 ................. 3,204 5,931,398
Thames Water Kemble Finance plc,
4.63%
,
05/19/26 ............ 7,285 10,311,036
Unique Pub Finance Co. plc (The):
Series M, 7.40%, 03/28/24
(d)
.... 13,594 19,846,416
Series A4, 5.66%, 06/30/27 .... 6,744 10,379,184
Series N, 6.46%, 03/30/32
(d)
.... 10,865 18,185,574
Very Group Funding plc (The), 7.75%
,
11/15/22 .................. 600 834,781
Virgin Media Finance plc:
3.75%, 07/15/30 ............ EUR 5,713 6,765,722
5.00%, 07/15/30
(a)
........... USD 1,806 1,824,584
Virgin Media Secured Finance plc:
5.50%, 08/15/26
(a)
........... 795 819,844
5.25%, 05/15/29 ............ GBP 400 583,481
5.50%, 05/15/29
(a)
........... USD 8,752 9,408,400
4.25%, 01/15/30 ............ GBP 2,725 3,752,907
4.50%, 08/15/30
(a)
........... USD 902 908,765
Virgin Media Vendor Financing Notes III
DAC, 4.88%
,
07/15/28 ........ GBP 3,791 5,322,752
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Vmed O2 UK Financing I plc:
4.00%, 01/31/29 ............ GBP 29,707 $ 40,604,103
3.25%, 01/31/31 ............ EUR 8,711 10,353,445
4.25%, 01/31/31
(a)
........... USD 1,101 1,081,691
4.50%, 07/15/31 ............ GBP 6,019 8,358,055
Vodafone Group plc:
4.25%, 09/17/50 ............ USD 7,367 8,604,697
(EUR Swap Annual 5 Year +
3.43%), 4.20%, 10/03/78
(b)
... EUR 3,710 4,938,026
(USD Swap Semi 5 Year + 3.05%),
6.25%, 10/03/78
(b)
......... USD 8,200 9,056,080
(EUR Swap Annual 5 Year +
2.67%), 3.10%, 01/03/79
(b)
... EUR 20,200 24,940,176
(USD Swap Semi 5 Year + 4.87%),
7.00%, 04/04/79
(b)
......... USD 1,616 1,958,156
(EUR Swap Annual 5 Year +
3.00%), 2.62%, 08/27/80
(b)
... EUR 13,225 16,229,551
Series NC10, (EUR Swap Annual 5
Year + 3.23%), 3.00%, 08/27/80
(b)
12,500 15,230,040
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
2.77%), 4.12%, 06/04/81
(b)
... USD 10,000 9,985,000
1,048,097,945
United States — 10.2%
7-Eleven, Inc., 2.80%
,
02/10/51
(a)
... 8,873 8,277,437
AbbVie, Inc., 4.25%
,
11/21/49 ..... 3,860 4,626,265
ADT Security Corp. (The), 4.88%
,
07/15/32
(a)
................ 778 819,810
Advanced Micro Devices, Inc., 7.50%
,
08/15/22 ................. 37,185 39,880,912
Affinity Gaming, 6.88%
,
12/15/27
(a)
.. 3,515 3,730,294
Air Lease Corp.:
2.88%, 01/15/26 ............ 9,925 10,427,533
1.88%, 08/15/26 ............ 8,998 9,004,954
Albertsons Cos., Inc.
(a)
:
7.50%, 03/15/26 ............ 261 286,447
4.63%, 01/15/27 ............ 588 615,019
5.88%, 02/15/28 ............ 1,683 1,813,256
3.50%, 03/15/29 ............ 8,775 8,676,281
4.88%, 02/15/30 ............ 435 463,932
Alcoa Nederland Holding BV
(a)
:
7.00%, 09/30/26 ............ 474 495,330
6.13%, 05/15/28 ............ 803 878,723
Allegiant Travel Co., 8.50%
,
02/05/24
(a)
8,741 9,440,280
Allied Universal Holdco LLC:
3.63%, 06/01/28 ............ EUR 3,956 4,652,831
4.88%, 06/01/28 ............ GBP 2,016 2,766,702
Altria Group, Inc.:
3.13%, 06/15/31 ............ EUR 19,350 26,389,206
3.40%, 02/04/41 ............ USD 7,018 6,691,253
3.70%, 02/04/51 ............ 11,120 10,548,906
Amazon.com, Inc.:
2.50%, 06/03/50 ............ 24,818 23,450,582
3.10%, 05/12/51 ............ 31,048 32,613,843
3.25%, 05/12/61 ............ 9,460 9,969,419
Ambac Assurance Corp., 5.10%
(a)(n)
.. 1,407 1,973,900
AMC Networks, Inc., 4.75%
,
08/01/25 349 358,318
American Airlines Group, Inc., Series
2017-1C, 5.18%
,
08/15/23
(c)
.... 2,086 2,083,223
American Airlines Pass-Through Trust
(c)
:
Series 2019-1C, Class A, 4.13%,
06/15/22 ............... 36,175 35,588,965
Series 2011-1, Class B, 4.87%,
04/22/25 ............... 2,298 2,297,832

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Series 2017-2, Class A, 4.00%,
12/15/25 ............... USD 4,788 $ 4,752,090
Series 2017-2, Class A, 3.50%,
12/15/27 ............... 37,509 37,883,888
American Airlines, Inc., Series 2017-2C,
5.18%
,
10/15/23
(c)
........... 2,068 2,034,457
American Builders & Contractors
Supply Co., Inc., 4.00%
,
01/15/28
(a)
1,619 1,659,005
American Tower Corp.:
2.70%, 04/15/31 ............ 10,000 10,313,049
3.10%, 06/15/50 ............ 11,915 11,640,748
2.95%, 01/15/51 ............ 9,060 8,650,006
American University (The), Series 2019,
3.67%
,
04/01/49 ............ 9,911 11,374,576
AMN Healthcare, Inc., 4.63%
,
10/01/27
(a)
................ 3,243 3,370,126
Anthem, Inc., 3.13%
,
05/15/50 ..... 6,798 6,901,767
Apple, Inc.:
2.65%, 05/11/50 ............ 4,748 4,661,758
2.65%, 02/08/51 ............ 8,775 8,578,221
Aramark Services, Inc., 5.00%
,
02/01/28
(a)
................ 3,279 3,433,769
Ardagh Metal Packaging Finance USA
LLC:
2.00%, 09/01/28 ............ EUR 2,315 2,751,380
3.00%, 09/01/29 ............ 2,227 2,635,035
4.00%, 09/01/29
(a)
........... USD 675 669,313
Ardagh Packaging Finance plc:
6.00%, 02/15/25
(a)
........... 759 782,908
5.25%, 04/30/25
(a)
........... 299 314,324
2.13%, 08/15/26 ............ EUR 1,900 2,252,258
4.13%, 08/15/26
(a)
........... USD 1,011 1,043,857
4.75%, 07/15/27 ............ GBP 5,780 8,139,393
5.25%, 08/15/27
(a)
........... USD 1,268 1,293,360
Ares Capital Corp., 2.15%
,
07/15/26 . 8,577 8,529,163
Arthur J Gallagher & Co., 3.50%
,
05/20/51 ................. 6,828 7,151,013
Ashland Services BV, 2.00%
,
01/30/28 EUR 8,780 10,546,581
Ashton Woods USA LLC
(a)
:
9.88%, 04/01/27 ............ USD 18,106 20,233,455
6.63%, 01/15/28 ............ 12,838 13,672,470
AT&T, Inc.:
2.75%, 06/01/31 ............ 18,420 19,147,379
3.15%, 09/04/36 ............ EUR 3,780 5,443,759
3.30%, 02/01/52 ............ USD 19,635 19,103,020
Avaya, Inc., 6.13%
,
09/15/28
(a)
..... 11,774 12,601,712
Axalta Coating Systems Dutch Holding
B BV, 3.75%
,
01/15/25 ........ EUR 2,016 2,431,349
B&G Foods, Inc., 5.25%
,
09/15/27 .. USD 170 177,062
Ball Corp., 2.88%
,
08/15/30 ....... 481 472,159
Banff Merger Sub, Inc., 8.38%
,
09/01/26 ................. EUR 1,708 2,118,200
Bank of America Corp.
(b)
:
Series N, (SOFR + 1.22%), 2.65%,
03/11/32 ............... USD 29,090 29,873,953
(SOFR + 1.32%), 2.69%, 04/22/32 42,059 43,270,069
(LIBOR USD 3 Month + 3.15%),
4.08%, 03/20/51 .......... 5,786 6,913,781
Series N, (SOFR + 1.65%), 3.48%,
03/13/52 ............... 33,397 36,448,828
Bausch Health Americas, Inc.
(a)
:
9.25%, 04/01/26 ............ 3,792 4,124,559
8.50%, 01/31/27 ............ 2,729 2,966,150
Security
Par (000)
Par (000) Value
United States (continued)
Bausch Health Cos., Inc.
(a)
:
6.13%, 04/15/25 ............ USD 4,857 $ 4,978,425
9.00%, 12/15/25 ............ 3,825 4,101,547
5.75%, 08/15/27 ............ 404 428,798
7.00%, 01/15/28 ............ 3,002 3,092,060
4.88%, 06/01/28 ............ 5,138 5,258,743
7.25%, 05/30/29 ............ 2,378 2,430,102
Beazer Homes USA, Inc., 7.25%
,
10/15/29 ................. 11,497 12,765,349
Becton Dickinson Euro Finance SARL,
1.21%
,
06/04/26 ............ EUR 7,590 9,411,135
Belden, Inc.:
2.88%, 09/15/25 ............ 1,210 1,443,725
4.13%, 10/15/26 ............ 4,048 4,919,319
3.88%, 03/15/28 ............ 1,200 1,482,926
Berry Global, Inc.
(a)
:
4.50%, 02/15/26 ............ USD 468 478,671
4.88%, 07/15/26 ............ 2,457 2,599,899
1.65%, 01/15/27 ............ 15,000 14,870,100
5.63%, 07/15/27 ............ 797 842,899
Blue Racer Midstream LLC, 7.63%
,
12/15/25
(a)
................ 1,592 1,725,219
Boeing Co. (The), 2.20%
,
02/04/26 .. 10,000 10,095,582
Booking Holdings, Inc., 0.50%
,
03/08/28 ................. EUR 4,100 4,898,296
BorgWarner, Inc., 1.00%
,
05/19/31 .. 7,900 9,424,342
Boston Properties LP, 2.55%
,
04/01/32 USD 7,466 7,512,275
Boxer Parent Co., Inc.:
6.50%, 10/02/25 ............ EUR 12,447 15,655,346
7.13%, 10/02/25
(a)
........... USD 4,784 5,118,880
Boyd Gaming Corp.:
8.63%, 06/01/25
(a)
........... 2,751 3,032,620
4.75%, 12/01/27 ............ 14,020 14,510,700
BP Capital Markets America, Inc.,
3.38%
,
02/08/61 ............ 11,716 11,778,290
Bristow Group, Inc., 6.88%
,
03/01/28
(a)
4,633 4,725,660
Broadcom, Inc.
(a)
:
1.95%, 02/15/28 ............ 2,509 2,507,925
3.50%, 02/15/41 ............ 11,347 11,608,308
3.75%, 02/15/51 ............ 20,932 21,851,101
Brookfield Property REIT, Inc., 5.75%
,
05/15/26
(a)
................ 1,068 1,122,735
Buckeye Partners LP:
4.15%, 07/01/23 ............ 4,070 4,207,362
4.35%, 10/15/24 ............ 4,975 5,205,094
4.13%, 03/01/25
(a)
........... 4,616 4,783,330
3.95%, 12/01/26 ............ 261 265,568
Builders FirstSource, Inc., 6.75%
,
06/01/27
(a)
................ 229 245,316
Caesars Entertainment, Inc.
(a)
:
6.25%, 07/01/25 ............ 36,949 39,165,940
8.13%, 07/01/27 ............ 10,979 12,210,844
Caesars Resort Collection LLC
(a)
:
5.75%, 07/01/25 ............ 6,771 7,134,941
5.25%, 10/15/25 ............ 2,676 2,709,450
California Resources Corp., 7.13%
,
02/01/26
(a)
................ 2,943 3,096,978
Calpine Corp.
(a)
:
5.25%, 06/01/26 ............ 2,393 2,461,799
4.50%, 02/15/28 ............ 34,048 34,728,960
5.13%, 03/15/28 ............ 5,648 5,746,840
Capital One Financial Corp., 1.65%
,
06/12/29 ................. EUR 11,100 13,930,476
Carlson Travel, Inc., 6.75%
,
12/15/25
(a)
USD 8,210 7,548,110

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Carnival Corp.:
11.50%, 04/01/23
(a)
.......... USD 10,915 $ 12,283,741
10.13%, 02/01/26 ........... EUR 11,043 15,271,154
7.63%, 03/01/26 ............ 1,882 2,470,531
Carrier Global Corp., 3.58%
,
04/05/50 USD 4,386 4,651,205
Catalent Pharma Solutions, Inc.:
2.38%, 03/01/28 ............ EUR 8,351 9,922,003
CCO Holdings LLC
(a)
:
5.75%, 02/15/26 ............ USD 466 481,639
5.50%, 05/01/26 ............ 1,596 1,650,104
5.13%, 05/01/27 ............ 3,451 3,619,754
5.00%, 02/01/28 ............ 1,861 1,951,724
5.38%, 06/01/29 ............ 1,577 1,723,819
4.75%, 03/01/30 ............ 2,921 3,088,957
4.50%, 08/15/30 ............ 1,734 1,805,465
Cedar Fair LP:
5.50%, 05/01/25
(a)
........... 7,749 8,088,019
5.38%, 04/15/27 ............ 218 224,540
5.25%, 07/15/29 ............ 218 224,540
Centene Corp.:
5.38%, 08/15/26
(a)
........... 1,521 1,589,445
4.25%, 12/15/27 ............ 8,076 8,510,085
2.45%, 07/15/28 ............ 13,570 13,753,195
4.63%, 12/15/29 ............ 8,376 9,211,674
Centennial Resource Production LLC
(a)
:
5.38%, 01/15/26 ............ 31,170 30,546,600
6.88%, 04/01/27 ............ 4,962 5,074,191
Century Communities, Inc., 6.75%
,
06/01/27 ................. 13,410 14,231,362
Charles River Laboratories
International, Inc., 4.25%
,
05/01/28
(a)
1,122 1,159,867
Charter Communications Operating
LLC:
2.80%, 04/01/31 ............ 13,081 13,372,857
3.50%, 06/01/41 ............ 8,397 8,453,846
3.70%, 04/01/51 ............ 19,803 19,586,485
3.90%, 06/01/52 ............ 28,584 29,104,414
4.40%, 12/01/61 ............ 10,000 10,744,854
Chemours Co. (The), 4.00%
,
05/15/26 EUR 600 727,899
Cheniere Energy Partners LP:
5.63%, 10/01/26 ............ USD 2,038 2,114,425
4.50%, 10/01/29 ............ 4,444 4,777,300
Cheniere Energy, Inc., 4.63%
,
10/15/28
(a)
................ 5,962 6,289,910
Chesapeake Energy Corp.:
5.38%, 06/15/21
(c)(f)(k)
......... 4,795 1
5.50%, 02/01/26
(a)
........... 4,468 4,713,740
5.88%, 02/01/29
(a)
........... 579 626,741
CHRISTUS Health, Series C, 4.34%
,
07/01/28 ................. 2,504 2,872,817
Churchill Downs, Inc.
(a)
:
5.50%, 04/01/27 ............ 261 271,977
4.75%, 01/15/28 ............ 371 383,877
Cigna Corp., 3.40%
,
03/15/51 ..... 4,442 4,637,671
Cincinnati Bell, Inc., 7.00%
,
07/15/24
(a)
1,150 1,180,187
Citgo Holding, Inc., 9.25%
,
08/01/24
(a)
13,664 13,937,280
Citigroup, Inc.:
(SOFR + 3.91%), 4.41%, 03/31/31
(b)
23,759 27,742,609
(SOFR + 1.17%), 2.56%, 05/01/32
(b)
22,535 22,939,544
(SOFR + 4.55%), 5.32%, 03/26/41
(b)
6,176 8,258,838
4.65%, 07/23/48 ............ 15,695 20,551,751
Clarios Global LP:
6.75%, 05/15/25
(a)
........... 142 151,227
4.38%, 05/15/26 ............ EUR 6,405 7,855,836
6.25%, 05/15/26
(a)
........... USD 1,235 1,315,658
Security
Par (000)
Par (000) Value
United States (continued)
Clean Harbors, Inc., 4.88%
,
07/15/27
(a)
USD 641 $ 671,447
Clear Channel Worldwide Holdings,
Inc., 5.13%
,
08/15/27
(a)
........ 747 765,839
CMS Energy Corp., (US Treasury Yield
Curve Rate T Note Constant Maturity
5 Year + 2.90%), 3.75%
,
12/01/50
(b)
5,204 5,294,029
CNX Resources Corp., 7.25%
,
03/14/27
(a)
................ 749 802,602
Coca-Cola Co. (The), 3.00%
,
03/05/51 3,287 3,421,325
Colfax Corp., 3.25%
,
05/15/25 ..... EUR 1,649 1,970,201
Commercial Metals Co., 5.38%
,
07/15/27 ................. USD 22,403 23,691,172
CommScope Technologies LLC, 6.00%
,
06/15/25
(a)
................ 10,665 10,891,631
CommScope, Inc.
(a)
:
5.50%, 03/01/24 ............ 1,000 1,028,750
6.00%, 03/01/26 ............ 15,580 16,447,806
8.25%, 03/01/27 ............ 10,340 11,051,392
Conservation Fund A Nonprofit Corp.
(The), Series 2019, 3.47%
,
12/15/29 1,530 1,637,264
Constellium SE, 5.88%
,
02/15/26
(a)
.. 754 776,394
Continental Resources, Inc., 4.38%
,
01/15/28 ................. 1,044 1,154,925
Cottage Health Obligated Group, Series
2020, 3.30%
,
11/01/49 ........ 1,024 1,105,607
Coty, Inc.:
4.00%, 04/15/23 ............ EUR 1,445 1,698,355
3.88%, 04/15/26 ............ 17,740 21,113,876
4.75%, 04/15/26 ............ 633 730,661
6.50%, 04/15/26
(a)
........... USD 6,020 6,098,561
Cox Communications, Inc., 3.60%
,
06/15/51
(a)
................ 12,000 12,636,334
Crown Americas LLC, 4.75%
,
02/01/26 923 957,797
Crown Castle International Corp.:
2.50%, 07/15/31 ............ 14,190 14,291,012
3.25%, 01/15/51 ............ 4,659 4,631,419
CrownRock LP, 5.63%
,
10/15/25
(a)
.. 2,862 2,962,170
CSC Holdings LLC:
5.25%, 06/01/24 ............ 133 144,132
5.50%, 04/15/27
(a)
........... 599 628,980
5.38%, 02/01/28
(a)
........... 2,046 2,164,566
6.50%, 02/01/29
(a)
........... 777 860,605
5.75%, 01/15/30
(a)
........... 9,048 9,398,610
CVS Health Corp.:
2.70%, 08/21/40 ............ 2,328 2,256,570
5.13%, 07/20/45 ............ 3,450 4,487,242
5.05%, 03/25/48 ............ 7,139 9,272,674
Dana Financing Luxembourg SARL,
3.00%
,
07/15/29 ............ EUR 2,000 2,430,892
Darling Ingredients, Inc., 5.25%
,
04/15/27
(a)
................ USD 588 617,400
DaVita, Inc., 4.63%
,
06/01/30
(a)
.... 12,137 12,479,506
DCP Midstream Operating LP:
5.38%, 07/15/25 ............ 1,068 1,189,432
5.13%, 05/15/29 ............ 921 1,017,705
Dell International LLC, 8.35%
,
07/15/46 8,131 13,299,091
Delta Air Lines, Inc., 4.50%
,
10/20/25
(a)
6,447 6,928,080
Devon Energy Corp.
(a)
:
5.25%, 10/15/27 ............ 100 107,788
4.50%, 01/15/30 ............ 748 822,349
Diamond Sports Group LLC, 5.38%
,
08/15/26
(a)
................ 5,050 3,269,875
DraftKings, Inc., 0.00%
,
03/15/28
(a)(l)(m)
7,010 6,316,010

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Duke Energy Carolinas LLC, 3.45%
,
04/15/51 ................. USD 5,000 $ 5,543,807
Duke Energy Corp., 4.20%
,
06/15/49 3,966 4,477,826
Dun & Bradstreet Corp. (The)
(a)
:
6.88%, 08/15/26 ............ 5,031 5,332,860
10.25%, 02/15/27 ........... 17,369 19,179,371
eBay, Inc., 2.60%
,
05/10/31 ....... 12,516 12,734,546
Elanco Animal Health, Inc.
(d)
:
4.91%, 08/27/21 ............ 3,800 3,814,725
5.27%, 08/28/23 ............ 14,300 15,380,937
5.90%, 08/28/28 ............ 487 569,921
Encompass Health Corp., 4.50%
,
02/01/28 ................. 497 515,623
Encore Capital Group, Inc.:
4.88%, 10/15/25 ............ EUR 7,168 8,977,550
5.38%, 02/15/26 ............ GBP 2,375 3,461,925
Endeavor Energy Resources LP
(a)
:
6.63%, 07/15/25 ............ USD 1,446 1,547,220
5.50%, 01/30/26 ............ 1,149 1,193,524
5.75%, 01/30/28 ............ 3,752 4,000,570
Energizer Gamma Acquisition BV,
3.50%
,
06/30/29 ............ EUR 3,212 3,793,311
Energizer Holdings, Inc., 4.38%
,
03/31/29
(a)
................ USD 352 352,363
Energy Transfer LP, 5.00%
,
05/15/50 7,785 8,998,012
Equinix, Inc.:
2.50%, 05/15/31 ............ 7,607 7,736,534
2.95%, 09/15/51 ............ 9,210 8,773,232
ESC Investments & Realty Corp., Inc.,
6.63%
,
08/15/20
(c)(f)(k)
......... 1,665 —
ESCI/FL, 6.13%
,
02/15/21
(c)(f)(k)
..... 27,853 3
ESH Hospitality, Inc., 5.25%
,
05/01/25
(a)
7,935 8,082,591
Expedia Group, Inc., 2.95%
,
03/15/31 3,720 3,769,528
Exxon Mobil Corp.:
1.41%, 06/26/39 ............ EUR 17,500 20,411,767
FedEx Corp., 0.45%
,
05/04/29 ..... 8,570 10,119,891
Fiserv, Inc., 4.40%
,
07/01/49 ...... USD 3,760 4,535,171
Five Point Operating Co. LP, 7.88%
,
11/15/25
(a)
................ 21,761 22,983,968
Ford Foundation (The), Series 2020,
2.42%
,
06/01/50 ............ 450 432,629
Ford Motor Co.:
9.00%, 04/22/25 ............ 4,315 5,319,834
9.63%, 04/22/30 ............ 1,233 1,769,355
Ford Motor Credit Co. LLC:
5.58%, 03/18/24 ............ 5,700 6,242,640
3.25%, 09/15/25 ............ EUR 775 984,432
3.38%, 11/13/25 ............ USD 9,060 9,394,767
2.33%, 11/25/25 ............ EUR 9,494 11,629,369
4.13%, 08/17/27 ............ USD 5,133 5,444,970
5.11%, 05/03/29 ............ 6,096 6,824,350
Forestar Group, Inc.
(a)
:
3.85%, 05/15/26 ............ 2,712 2,736,544
5.00%, 03/01/28 ............ 18,586 19,236,510
Frontier Communications Holdings LLC:
5.88%, 10/15/27
(a)
........... 7,260 7,777,275
5.00%, 05/01/28
(a)
........... 8,627 8,918,851
6.75%, 05/01/29
(a)
........... 12,021 12,781,569
5.88%, 11/01/29 ............ 910 926,549
Frontier Florida LLC, Series E, 6.86%
,
02/01/28 ................. 14,750 16,077,500
Frontier North, Inc., Series G, 6.73%
,
02/15/28 ................. 4,850 5,239,988
FS KKR Capital Corp., 3.40%
,
01/15/26 10,000 10,340,186
Security
Par (000)
Par (000) Value
United States (continued)
Gap, Inc. (The), 8.38%
,
05/15/23
(a)
.. USD 4,650 $ 5,239,155
GE Capital Funding LLC, 4.40%
,
05/15/30 ................. 14,992 17,470,665
GE Capital International Funding Co.
Unlimited Co., 4.42%
,
11/15/35 .. 15,000 17,977,222
General Motors Co.:
6.13%, 10/01/25 ............ 3,158 3,738,447
6.75%, 04/01/46 ............ 5,000 7,208,863
5.95%, 04/01/49 ............ 13,111 17,847,794
General Motors Financial Co., Inc.:
0.60%, 05/20/27 ............ EUR 6,660 7,868,002
2.70%, 08/20/27 ............ USD 15,000 15,586,859
2.70%, 06/10/31 ............ 8,281 8,310,769
George Washington University (The),
Series 2018, 4.13%
,
09/15/48 ... 5,324 6,608,254
Gilead Sciences, Inc., 2.80%
,
10/01/50 25,588 24,646,330
Global Payments, Inc., 4.15%
,
08/15/49 3,965 4,546,521
GLP Capital LP, 4.00%
,
01/15/31 ... 3,678 3,962,971
Golden Entertainment, Inc., 7.63%
,
04/15/26
(a)
................ 3,070 3,261,875
Golden Nugget, Inc., 6.75%
,
10/15/24
(a)
7,140 7,212,971
Goldman Sachs Group, Inc. (The):
0.25%, 01/26/28 ............ EUR 7,755 9,031,719
(SOFR + 1.09%), 1.99%, 01/27/32
(b)
USD 15,040 14,606,764
(SOFR + 1.28%), 2.62%, 04/22/32
(b)
15,976 16,320,558
(SOFR + 1.51%), 3.21%, 04/22/42
(b)
39,310 41,127,129
Goodyear Tire & Rubber Co. (The):
9.50%, 05/31/25 ............ 6,750 7,534,688
5.00%, 05/31/26 ............ 7,136 7,321,495
Gray Television, Inc.
(a)
:
5.88%, 07/15/26 ............ 5,594 5,775,805
7.00%, 05/15/27 ............ 591 639,019
Great Western Petroleum LLC, 12.00%
,
09/01/25
(a)
................ 4,686 4,662,570
Hanesbrands Finance Luxembourg
SCA, 3.50%
,
06/15/24 ........ EUR 685 861,353
Hanesbrands, Inc.
(a)
:
5.38%, 05/15/25 ............ USD 5,085 5,383,744
4.88%, 05/15/26 ............ 392 423,360
Harsco Corp., 5.75%
,
07/31/27
(a)
... 531 556,047
HCA, Inc.:
5.88%, 02/01/29 ............ 2,031 2,452,432
3.50%, 09/01/30 ............ 999 1,064,305
5.25%, 06/15/49 ............ 3,584 4,568,496
3.50%, 07/15/51 ............ 13,845 13,838,692
Herc Holdings, Inc., 5.50%
,
07/15/27
(a)
368 387,953
Hilton Domestic Operating Co., Inc.,
4.88%
,
01/15/30 ............ 2,430 2,594,025
Hilton Worldwide Finance LLC, 4.88%
,
04/01/27 ................. 521 543,142
Homes by West Bay LLC, 9.50%
,
04/30/27
(c)
................ 28,500 27,930,000
Horizon Therapeutics USA, Inc., 5.50%
,
08/01/27
(a)
................ 706 749,242
Howard Hughes Corp. (The), 5.38%
,
08/01/28
(a)
................ 7,760 8,238,249
Howmet Aerospace, Inc.:
5.13%, 10/01/24 ............ 541 597,129
5.90%, 02/01/27 ............ 18,766 21,909,305
HP, Inc.:
2.65%, 06/17/31
(a)
........... 15,000 14,973,400
6.00%, 09/15/41 ............ 3,416 4,492,123
Huntsman International LLC, 2.95%
,
06/15/31 ................. 2,840 2,880,553

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Hyundai Capital America, 2.00%
,
06/15/28
(a)
................ USD 11,438 $ 11,341,100
iHeartCommunications, Inc.:
6.38%, 05/01/26 ............ 1,689 1,796,702
5.25%, 08/15/27
(a)
........... 327 341,846
4.75%, 01/15/28
(a)
........... 1,036 1,065,785
Intel Corp., 3.25%
,
11/15/49 ...... 10,705 11,389,065
International Business Machines Corp.:
4.25%, 05/15/49 ............ 6,973 8,610,430
2.95%, 05/15/50 ............ 10,236 10,301,590
International Flavors & Fragrances,
Inc., 3.47%
,
12/01/50
(a)
........ 4,437 4,612,085
International Game Technology plc:
6.50%, 02/15/25
(a)
........... 2,144 2,403,960
3.50%, 06/15/26 ............ EUR 7,200 8,742,298
6.25%, 01/15/27
(a)
........... USD 1,526 1,739,640
Interpublic Group of Cos., Inc. (The),
3.38%
,
03/01/41 ............ 9,132 9,473,844
IQVIA, Inc.
(a)
:
5.00%, 10/15/26 ............ 6,500 6,727,500
5.00%, 05/15/27 ............ 479 501,752
IRB Holding Corp., 7.00%
,
06/15/25
(a)
579 625,332
Iron Mountain UK plc, 3.88%
,
11/15/25 GBP 2,219 3,105,149
Iron Mountain, Inc.
(a)
:
4.88%, 09/15/27 ............ USD 4,594 4,762,393
5.25%, 03/15/28 ............ 507 530,601
5.00%, 07/15/28 ............ 12,250 12,714,888
5.25%, 07/15/30 ............ 2,806 2,970,375
Jaguar Holding Co. II
(a)
:
4.63%, 06/15/25 ............ 3,525 3,701,250
5.00%, 06/15/28 ............ 219 237,378
JBS USA Food Co.
(a)
:
7.00%, 01/15/26 ............ 1,492 1,581,520
5.75%, 01/15/28 ............ 338 361,565
JBS USA LUX SA
(a)
:
6.75%, 02/15/28 ............ 781 854,219
6.50%, 04/15/29 ............ 2,111 2,372,257
5.50%, 01/15/30 ............ 1,005 1,123,972
JPMorgan Chase & Co.
(b)
:
(SOFR + 1.07%), 1.95%, 02/04/32 15,490 15,043,868
(SOFR + 2.44%), 3.11%, 04/22/51 19,222 19,831,451
(SOFR + 1.58%), 3.33%, 04/22/52 31,885 34,047,197
Kaiser Aluminum Corp., 4.63%
,
03/01/28
(a)
................ 525 542,391
Kaiser Foundation Hospitals, Series
2021, 2.81%
,
06/01/41 ........ 21,877 22,313,270
KAR Auction Services, Inc., 5.13%
,
06/01/25
(a)
................ 1,526 1,565,981
Keurig Dr Pepper, Inc., 3.80%
,
05/01/50 4,092 4,611,360
KFC Holding Co., 4.75%
,
06/01/27
(a)
. 279 291,904
Kinder Morgan, Inc., 3.60%
,
02/15/51 20,177 20,536,592
Kraton Polymers LLC, 5.25%
,
05/15/26 EUR 2,173 2,641,051
Kroger Co. (The):
5.40%, 07/15/40 ............ USD 2,175 2,844,632
5.15%, 08/01/43 ............ 2,279 2,930,559
3.95%, 01/15/50 ............ 9,998 11,376,930
Kronos International, Inc., 3.75%
,
09/15/25 ................. EUR 700 846,626
Lamar Media Corp.:
3.75%, 02/15/28 ............ USD 261 265,568
4.00%, 02/15/30 ............ 250 253,027
Lamb Weston Holdings, Inc., 4.88%
,
05/15/28
(a)
................ 156 172,575
Security
Par (000)
Par (000) Value
United States (continued)
Legends Hospitality Holding Co. LLC,
5.00%
,
02/01/26
(a)
........... USD 1,250 $ 1,303,125
Lennar Corp., 4.13%
,
01/15/22 .... 3,018 3,048,180
Level 3 Financing, Inc.:
5.25%, 03/15/26 ............ 1,498 1,543,704
4.63%, 09/15/27
(a)
........... 435 451,495
3.63%, 01/15/29
(a)
........... 797 769,105
LGI Homes, Inc., 6.88%
,
07/15/26
(a)
. 2,857 2,961,334
Liberty Mutual Group, Inc., (EUR Swap
Annual 5 Year + 3.70%), 3.63%
,
05/23/59
(b)
................ EUR 4,925 6,080,945
Lightning eMotors, Inc., 7.50%
,
05/15/24
(a)(l)
................ USD 4,313 3,480,527
Lions Gate Capital Holdings LLC,
5.50%
,
04/15/29
(a)
........... 3,724 3,914,855
Litigation Systems, Inc., 4.00%
,
10/30/27
(c)
................ 16,312 16,026,540
LogMeIn, Inc., 5.50%
,
09/01/27
(a)
... 15,019 15,545,416
Lowe's Cos., Inc.:
5.13%, 04/15/50 ............ 340 456,281
3.00%, 10/15/50 ............ 21,629 21,324,622
Lumen Technologies, Inc.:
5.63%, 04/01/25 ............ 795 862,575
5.13%, 12/15/26
(a)
........... 3,880 4,030,350
4.00%, 02/15/27
(a)
........... 2,971 3,030,420
5.38%, 06/15/29
(a)
........... 8,200 8,317,957
LYB International Finance III LLC,
3.63%
,
04/01/51 ............ 14,348 15,146,528
M/I Homes, Inc., 4.95%
,
02/01/28 ... 10,833 11,301,527
Macy's, Inc., 8.38%
,
06/15/25
(a)
.... 7,115 7,835,038
Marriott International, Inc.:
Series N, 3.13%, 10/15/21 ..... 5,120 5,125,185
Series FF, 4.63%, 06/15/30 .... 2,643 3,043,949
Marriott Ownership Resorts, Inc.:
6.13%, 09/15/25
(a)
........... 6,584 7,001,755
6.50%, 09/15/26 ............ 1,724 1,790,805
Martin Marietta Materials, Inc., 2.40%
,
07/15/31 ................. 3,766 3,768,988
Masonite International Corp.
(a)
:
5.75%, 09/15/26 ............ 350 362,250
5.38%, 02/01/28 ............ 742 786,283
Massachusetts Institute of Technology,
3.96%
,
07/01/38 ............ 8,375 10,029,639
MasTec, Inc., 4.50%
,
08/15/28
(a)
.... 183 192,668
Matador Resources Co., 5.88%
,
09/15/26 ................. 457 470,710
Mauser Packaging Solutions Holding
Co., 5.50%
,
04/15/24
(a)
........ 5,504 5,559,040
McDonald's Corp., 3.63%
,
09/01/49 . 4,186 4,638,662
McLaren Health Care Corp., Series A,
4.39%
,
05/15/48 ............ 3,666 4,582,502
MGM Growth Properties Operating
Partnership LP:
5.63%, 05/01/24 ............ 6,773 7,334,837
4.63%, 06/15/25
(a)
........... 748 799,141
4.50%, 09/01/26 ............ 1,222 1,304,485
5.75%, 02/01/27 ............ 6,220 6,920,496
MGM Resorts International:
6.75%, 05/01/25 ............ 694 743,385
5.75%, 06/15/25 ............ 1,701 1,875,778
4.63%, 09/01/26 ............ 1,143 1,207,294
5.50%, 04/15/27 ............ 2,604 2,857,890
Microchip Technology, Inc., 4.25%
,
09/01/25 ................. 42,448 44,564,705

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Midwest Gaming Borrower LLC, 4.88%
,
05/01/29
(a)
................ USD 6,911 $ 6,919,639
Mondelez International, Inc., 2.63%
,
09/04/50 ................. 4,999 4,652,009
Morgan Stanley
(b)
:
(SOFR + 1.49%), 3.22%, 04/22/42 12,467 13,215,576
(SOFR + 1.43%), 2.80%, 01/25/52 18,040 17,686,388
Motorola Solutions, Inc.:
2.75%, 05/24/31 ............ 15,162 15,475,677
5.50%, 09/01/44 ............ 6,650 8,661,719
MPT Operating Partnership LP:
2.50%, 03/24/26 ............ GBP 1,975 2,782,751
5.25%, 08/01/26 ............ USD 218 224,540
5.00%, 10/15/27 ............ 610 646,655
4.63%, 08/01/29 ............ 1,046 1,119,701
3.38%, 04/24/30 ............ GBP 1,650 2,357,738
National Retail Properties, Inc., 3.50%
,
04/15/51 ................. USD 3,900 4,081,574
Nationstar Mortgage Holdings, Inc.,
6.00%
,
01/15/27
(a)
........... 835 865,294
Navient Corp.:
7.25%, 09/25/23 ............ 799 881,896
6.75%, 06/25/25 ............ 789 873,589
6.75%, 06/15/26 ............ 784 875,140
NCR Corp., 8.13%
,
04/15/25
(a)
..... 5,575 6,096,262
Netflix, Inc.:
4.38%, 11/15/26 ............ 1,577 1,793,396
6.38%, 05/15/29 ............ 1,254 1,601,671
3.88%, 11/15/29 ............ EUR 2,967 4,234,937
3.63%, 06/15/30 ............ 6,831 9,622,632
New Home Co., Inc. (The), 7.25%
,
10/15/25
(a)
................ USD 2,117 2,243,385
Nexstar Broadcasting, Inc.
(a)
:
5.63%, 07/15/27 ............ 3,273 3,469,380
4.75%, 11/01/28 ............ 4,104 4,216,860
NextEra Energy Operating Partners
LP
(a)
:
4.25%, 09/15/24 ............ 18 18,990
4.50%, 09/15/27 ............ 203 219,676
NGPL PipeCo LLC, 7.77%
,
12/15/37
(a)
15,327 21,925,323
Nielsen Co. Luxembourg SARL (The),
5.00%
,
02/01/25
(a)
........... 778 800,367
Nissan Motor Acceptance Corp., 2.75%
,
03/09/28
(a)
................ 9,614 9,700,496
Northern States Power Co., 3.20%
,
04/01/52 ................. 5,555 5,917,522
Novelis Sheet Ingot GmbH, 3.38%
,
04/15/29 ................. EUR 1,915 2,328,160
NRG Energy, Inc.:
7.25%, 05/15/26 ............ USD 377 390,800
5.75%, 01/15/28 ............ 713 759,345
5.25%, 06/15/29
(a)
........... 1,814 1,929,643
OI European Group BV:
3.13%, 11/15/24 ............ EUR 830 1,017,499
2.88%, 02/15/25 ............ 4,598 5,529,672
Omnicom Group, Inc., 2.60%
,
08/01/31 USD 3,203 3,256,188
Oracle Corp.:
3.60%, 04/01/50 ............ 10,950 11,244,034
3.95%, 03/25/51 ............ 54,356 59,328,962
Organon & Co., 2.88%
,
04/30/28 ... EUR 2,227 2,676,974
Outfront Media Capital LLC
(a)
:
5.00%, 08/15/27 ............ USD 804 832,454
4.63%, 03/15/30 ............ 728 738,920
Security
Par (000)
Par (000) Value
United States (continued)
Owens-Brockway Glass Container, Inc.,
5.88%
,
08/15/23
(a)
........... USD 1,107 $ 1,193,756
Owl Rock Capital Corp., 3.40%
,
07/15/26 ................. 6,614 6,893,306
Pacific Gas & Electric Co., 4.50%
,
07/01/40 ................. 5,000 5,002,420
Pacific Gas and Electric Co., 4.60%
,
06/15/43 ................. 2,995 2,968,039
Park Intermediate Holdings LLC
(a)
:
7.50%, 06/01/25 ............ 533 577,665
5.88%, 10/01/28 ............ 577 614,436
4.88%, 05/15/29 ............ 9,753 10,088,991
Party City Holdings, Inc., 8.75%
,
02/15/26
(a)
................ 4,235 4,520,862
PDC Energy, Inc., 5.75%
,
05/15/26 .. 261 272,661
PeaceHealth Obligated Group, Series
2018, 4.79%
,
11/15/48 ........ 1,293 1,732,382
Peninsula Pacific Entertainment LLC,
8.50%
,
11/15/27
(a)
........... 15,430 16,571,820
PennyMac Financial Services, Inc.,
5.38%
,
10/15/25
(a)
........... 531 558,877
PetSmart, Inc.
(a)
:
4.75%, 02/15/28 ............ 4,000 4,155,000
7.75%, 02/15/29 ............ 2,000 2,205,000
PG&E Corp., 5.00%
,
07/01/28 ..... 2,800 2,831,136
Philip Morris International, Inc., 2.00%
,
05/09/36 ................. EUR 5,800 7,391,088
Pilgrim's Pride Corp., 5.88%
,
09/30/27
(a)
USD 370 394,050
Pioneer Energy Services Corp.
(a)(c)
:
(LIBOR USD 3 Month + 9.50%),
11.00%, 05/15/25
(b)
........ 12,883 12,794,779
5.00%, (5.00% Cash or 5.00% PIK),
11/15/25
(l)(p)
.............. 9,566 10,555,396
Pitney Bowes, Inc.
(a)
:
6.88%, 03/15/27 ............ 13,750 14,523,437
7.25%, 03/15/29 ............ 8,400 8,925,000
Playtika Holding Corp., 4.25%
,
03/15/29
(a)
................ 1,750 1,748,792
Post Holdings, Inc.
(a)
:
5.50%, 12/15/29 ............ 1,189 1,273,716
4.63%, 04/15/30 ............ 2,565 2,608,169
Prime Security Services Borrower
LLC
(a)
:
3.38%, 08/31/27 ............ 446 432,620
6.25%, 01/15/28 ............ 2,059 2,190,261
PTC, Inc., 3.63%
,
02/15/25
(a)
...... 4,880 5,026,400
PulteGroup, Inc.:
5.50%, 03/01/26 ............ 1,278 1,492,065
5.00%, 01/15/27 ............ 646 755,484
Quicken Loans LLC
(a)
:
3.63%, 03/01/29 ............ 11,968 11,818,400
3.88%, 03/01/31 ............ 6,388 6,435,846
Quicken Loans, Inc., 5.25%
,
01/15/28
(a)
1,247 1,309,350
Radiate Holdco LLC, 4.50%
,
09/15/26
(a)
3,270 3,384,450
Rattler Midstream LP, 5.63%
,
07/15/25
(a)
................ 2,525 2,654,406
Realogy Group LLC, 9.38%
,
04/01/27
(a)
1,092 1,213,365
Renewable Energy Group, Inc., 5.88%
,
06/01/28
(a)
................ 3,003 3,149,396
RHP Hotel Properties LP, 4.75%
,
10/15/27 ................. 824 846,289
Rockies Express Pipeline LLC, 4.95%
,
07/15/29
(a)
................ 586 604,342

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Royalty Pharma plc
(a)
:
2.20%, 09/02/30 ............ USD 12,775 $ 12,525,440
3.55%, 09/02/50 ............ 8,429 8,383,868
RWJ Barnabas Health, Inc., 3.48%
,
07/01/49 ................. 3,026 3,358,746
Sabre GLBL, Inc.
(a)
:
9.25%, 04/15/25 ............ 7,650 9,094,550
7.38%, 09/01/25 ............ 3,215 3,496,312
salesforce.com, Inc.:
2.90%, 07/15/51 ............ 12,743 12,867,202
3.05%, 07/15/61 ............ 7,030 7,122,937
Scientific Games International, Inc.,
5.00%
,
10/15/25
(a)
........... 4,717 4,870,303
Seagate HDD Cayman:
4.75%, 06/01/23 ............ 2,250 2,393,978
3.13%, 07/15/29
(a)
........... 3,110 3,013,326
3.38%, 07/15/31
(a)
........... 1,605 1,550,911
SeaWorld Parks & Entertainment,
Inc.
(a)
:
8.75%, 05/01/25 ............ 6,851 7,422,373
9.50%, 08/01/25 ............ 2,503 2,684,468
Select Medical Corp., 6.25%
,
08/15/26
(a)
................ 27,906 29,720,448
Service Properties Trust:
5.00%, 08/15/22 ............ 7,649 7,729,315
4.50%, 06/15/23 ............ 17,112 17,539,800
4.35%, 10/01/24 ............ 231 232,617
7.50%, 09/15/25 ............ 3,327 3,766,824
5.50%, 12/15/27 ............ 1,318 1,406,609
Silgan Holdings, Inc.:
3.25%, 03/15/25 ............ EUR 3,600 4,300,715
2.25%, 06/01/28 ............ 2,122 2,528,743
Sirius XM Radio, Inc.
(a)
:
5.00%, 08/01/27 ............ USD 3,674 3,849,433
5.50%, 07/01/29 ............ 3,568 3,888,050
4.13%, 07/01/30 ............ 910 918,081
Sitka Holdings LLC, (LIBOR USD 3
Month + 4.50%), 4.64%
,
07/06/26
(a)
(b)
...................... 10,145 10,131,487
Six Flags Entertainment Corp., 4.88%
,
07/31/24
(a)
................ 1,569 1,584,690
Six Flags Theme Parks, Inc., 7.00%
,
07/01/25
(a)
................ 225 242,482
SM Energy Co.:
1.50%, 07/01/21
(l)
........... 8,783 8,783,000
10.00%, 01/15/25
(a)
.......... 12,297 13,875,197
Southern California Edison Co.:
Series G, 2.50%, 06/01/31 ..... 5,092 5,097,939
Series H, 3.65%, 06/01/51 ..... 5,905 5,910,287
Specialty Building Products Holdings
LLC, 6.38%
,
09/30/26
(a)
....... 632 661,840
Sprint Corp.:
7.25%, 09/15/21 ............ 14,374 14,586,448
7.88%, 09/15/23 ............ 22,790 25,891,172
7.13%, 06/15/24 ............ 20,430 23,571,112
7.63%, 02/15/25 ............ 9,105 10,817,924
7.63%, 03/01/26 ............ 553 674,660
Sprint Spectrum Co. LLC, 3.36%
,
09/20/21
(a)(d)
............... 422 424,707
SRS Distribution, Inc., 4.63%
,
07/01/28
(a)
................ 3,208 3,280,180
Standard Industries, Inc.:
2.25%, 11/21/26 ............ EUR 1,820 2,146,505
5.00%, 02/15/27
(a)
........... USD 434 449,461
4.75%, 01/15/28
(a)
........... 2,392 2,503,706
Security
Par (000)
Par (000) Value
United States (continued)
4.38%, 07/15/30
(a)
........... USD 688 $ 709,500
Staples, Inc.
(a)
:
7.50%, 04/15/26 ............ 9,801 10,151,239
10.75%, 04/15/27 ........... 1,750 1,779,137
Steel Dynamics, Inc., 3.25%
,
10/15/50 8,541 8,510,688
Stellantis NV:
3.38%, 07/07/23 ............ EUR 4,110 5,170,663
0.75%, 01/18/29 ............ 7,500 8,857,054
1.25%, 06/20/33 ............ 30,900 36,158,230
Stericycle, Inc., 5.38%
,
07/15/24
(a)
.. USD 951 977,152
Summer BC Bidco B LLC, 5.50%
,
10/31/26
(a)
................ 1,075 1,092,942
Summit Materials LLC, 5.25%
,
01/15/29
(a)
................ 218 231,610
SUN Country Marine, Inc.
(c)
:
Series 2019-1C, 7.00%, 12/15/23 4,154 4,029,607
Series 2019-1B, 4.70%, 12/15/25 4,137 4,013,267
Sunoco LP:
5.50%, 02/15/26 ............ 1,449 1,493,194
6.00%, 04/15/27 ............ 521 544,836
5.88%, 03/15/28 ............ 3,502 3,720,875
Sutter Health, Series 2018, 3.70%
,
08/15/28 ................. 4,931 5,492,352
Talen Energy Supply LLC:
6.50%, 06/01/25 ............ 6,190 4,160,175
7.25%, 05/15/27
(a)
........... 12,702 11,851,728
Targa Resources Partners LP:
5.88%, 04/15/26 ............ 7,102 7,459,302
5.38%, 02/01/27 ............ 218 226,993
6.50%, 07/15/27 ............ 327 354,376
5.00%, 01/15/28 ............ 327 344,985
6.88%, 01/15/29 ............ 327 368,408
5.50%, 03/01/30 ............ 1,952 2,146,536
Taylor Morrison Communities, Inc.,
5.88%
,
06/15/27
(a)
........... 6,492 7,344,075
TEGNA, Inc.:
4.63%, 03/15/28 ............ 11,097 11,513,137
5.00%, 09/15/29 ............ 479 501,264
Tenet Healthcare Corp.:
4.63%, 07/15/24 ............ 809 820,892
4.63%, 09/01/24
(a)
........... 645 662,002
7.50%, 04/01/25
(a)
........... 259 279,754
4.88%, 01/01/26
(a)
........... 3,133 3,249,547
6.25%, 02/01/27
(a)
........... 2,241 2,339,044
5.13%, 11/01/27
(a)
........... 653 684,834
4.63%, 06/15/28
(a)
........... 1,430 1,471,756
4.25%, 06/01/29
(a)
........... 34,264 34,692,300
Thermo Fisher Scientific, Inc., 1.88%
,
10/01/49 ................. EUR 4,300 5,420,455
T-Mobile USA, Inc.:
4.75%, 02/01/28 ............ USD 561 600,971
4.50%, 04/15/50 ............ 5,895 7,019,372
3.30%, 02/15/51 ............ 13,382 13,359,920
Toll Brothers Finance Corp., 4.38%
,
04/15/23 ................. 1,588 1,655,490
TransDigm, Inc.:
8.00%, 12/15/25
(a)
........... 10,852 11,725,586
6.25%, 03/15/26
(a)
........... 11,407 12,034,385
6.38%, 06/15/26 ............ 2,315 2,398,271
Transocean Phoenix 2 Ltd., 7.75%
,
10/15/24
(a)
................ 17,317 17,923,405
Transocean Proteus Ltd., 6.25%
,
12/01/24
(a)
................ 2,021 2,040,907
Travel + Leisure Co., 6.63%
,
07/31/26
(a)
1,513 1,714,229

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
TreeHouse Foods, Inc., 4.00%
,
09/01/28 ................. USD 155 $ 153,837
TRI Pointe Homes, Inc.:
5.25%, 06/01/27 ............ 11,685 12,678,225
5.70%, 06/15/28 ............ 562 619,605
UGI International LLC, 3.25%
,
11/01/25 EUR 5,787 7,006,722
Under Armour, Inc., 3.25%
,
06/15/26 . USD 180 186,494
Union Pacific Corp.:
3.20%, 05/20/41 ............ 13,980 14,798,341
3.25%, 02/05/50 ............ 4,418 4,659,340
3.55%, 05/20/61 ............ 13,788 14,792,169
United Airlines Pass-Through Trust:
Series 2013-1, Class B, 5.38%,
08/15/21 ............... 9,882 9,931,786
Series 2020-1, Class B, 4.88%,
01/15/26 ............... 1,288 1,365,613
Series 2020-1, Class A, 5.88%,
10/15/27 ............... 30,414 33,746,583
Series 2019-2, Class B, 3.50%,
05/01/28 ............... 4,262 4,219,616
United Rentals North America, Inc.:
5.88%, 09/15/26 ............ 1,954 2,021,980
5.50%, 05/15/27 ............ 2,445 2,591,700
3.88%, 11/15/27 ............ 327 343,589
4.88%, 01/15/28 ............ 3,998 4,239,879
5.25%, 01/15/30 ............ 327 358,192
3.88%, 02/15/31 ............ 3,459 3,519,532
United Wholesale Mortgage LLC,
5.50%
,
11/15/25
(a)
........... 16,105 16,677,211
UnitedHealth Group, Inc.:
2.90%, 05/15/50 ............ 6,823 6,891,714
3.25%, 05/15/51 ............ 7,454 7,951,683
3.13%, 05/15/60 ............ 8,267 8,528,012
University of Southern California,
3.03%
,
10/01/39 ............ 208 222,682
Upjohn Finance BV, 1.36%
,
06/23/27 EUR 4,725 5,863,473
US Foods, Inc., 6.25%
,
04/15/25
(a)
.. USD 303 321,180
Vail Resorts, Inc., 6.25%
,
05/15/25
(a)
. 186 199,091
Valvoline, Inc., 4.25%
,
02/15/30
(a)
... 180 185,846
Verizon Communications, Inc.:
2.88%, 11/20/50 ............ 29,852 28,356,928
3.55%, 03/22/51 ............ 17,351 18,537,232
2.99%, 10/30/56 ............ 4,954 4,656,946
3.00%, 11/20/60 ............ 15,405 14,378,859
3.70%, 03/22/61 ............ 12,027 12,881,621
ViacomCBS, Inc., 4.95%
,
05/19/50 .. 12,518 15,806,477
ViaSat, Inc., 5.63%
,
04/15/27
(a)
..... 183 191,021
VICI Properties LP
(a)
:
3.50%, 02/15/25 ............ 49,512 50,489,367
4.25%, 12/01/26 ............ 25,309 26,326,928
3.75%, 02/15/27 ............ 8,266 8,407,514
4.63%, 12/01/29 ............ 6,931 7,364,188
4.13%, 08/15/30 ............ 9,804 10,066,943
Vistra Operations Co. LLC
(a)
:
3.55%, 07/15/24 ............ 19,463 20,550,411
5.50%, 09/01/26 ............ 1,059 1,092,094
5.63%, 02/15/27 ............ 1,129 1,171,337
5.00%, 07/31/27 ............ 6,425 6,596,098
Walt Disney Co. (The), 6.65%
,
11/15/37 4,830 7,271,178
Washington Mutual Escrow Bonds
(c)(f)(k)
:
0.00%, 11/06/09 ............ 45,161 5
0.00%, 09/19/17
(m)
.......... 2,631 —
0.00%, 09/21/17
(b)
........... 25,126 2
0.00%, 09/21/17
(m)
.......... 15,753 2
Security
Par (000)
Par (000) Value
United States (continued)
0.00%, 10/03/17
(b)
........... USD 14,745 $ 1
Waste Management, Inc., 2.95%
,
06/01/41 ................. 8,316 8,567,004
Weekley Homes LLC, 4.88%
,
09/15/28
(a)
................ 3,099 3,207,465
WESCO Distribution, Inc.
(a)
:
7.13%, 06/15/25 ............ 4,780 5,165,746
7.25%, 06/15/28 ............ 1,000 1,113,850
Western Digital Corp., 1.50%
,
02/01/24
(d)(l)
................ 17,595 18,793,659
Western Midstream Operating LP,
(LIBOR USD 3 Month + 2.10%),
2.29%
,
01/13/23
(b)
........... 6,848 6,813,822
William Carter Co. (The)
(a)
:
5.50%, 05/15/25 ............ 1,000 1,058,010
5.63%, 03/15/27 ............ 641 674,460
William Lyon Homes, Inc., 6.63%
,
07/15/27
(a)
................ 1,859 1,989,130
Williams Scotsman International, Inc.,
4.63%
,
08/15/28
(a)
........... 117 120,826
WMG Acquisition Corp.:
3.63%, 10/15/26 ............ EUR 4,645 5,645,207
3.88%, 07/15/30
(a)
........... USD 160 161,584
Wyndham Hotels & Resorts, Inc.,
4.38%
,
08/15/28
(a)
........... 1,187 1,232,355
Wynn Las Vegas LLC
(a)
:
5.50%, 03/01/25 ............ 2,676 2,881,677
5.25%, 05/15/27 ............ 3,464 3,720,683
Wynn Resorts Finance LLC
(a)
:
7.75%, 04/15/25 ............ 10,328 11,128,420
5.13%, 10/01/29 ............ 9,875 10,430,469
Xerox Holdings Corp.
(a)
:
5.00%, 08/15/25 ............ 26,550 28,026,711
5.50%, 08/15/28 ............ 1,510 1,568,875
XHR LP
(a)
:
6.38%, 08/15/25 ............ 2,317 2,464,709
4.88%, 06/01/29 ............ 3,000 3,097,500
Yum! Brands, Inc.
(a)
:
7.75%, 04/01/25 ............ 223 242,513
4.75%, 01/15/30 ............ 2,014 2,180,175
Zayo Group Holdings, Inc., 4.00%
,
03/01/27
(a)
................ 461 457,828
4,221,252,462
Vietnam — 0.0%
Mong Duong Finance Holdings BV,
5.13%
,
05/07/29 ............ 6,820 6,827,673
Total Corporate Bonds — 28.5%
(Cost: $11,503,113,906) ........................... 11,771,954,243
Floating Rate Loan Interests — 4.6%
Canada — 0.2%
(b)
Bausch Health Cos., Inc., Term Loan,
(LIBOR USD 1 Month + 3.00%),
3.10%
,
 06/02/25 ............ 20,100 20,007,138
Clarios Global LP, 1st Lien Term Loan,
(EURIBOR 1 Month + 3.25%),
3.25%
,
 04/30/26 ............ EUR 6,000 7,057,584
Kestrel Bidco, Inc., Term Loan,
(LIBOR USD 3 Month + 3.00%),
4.00%
,
 12/11/26 ............ USD 31,880 31,242,841
Knowlton Development Corp., Inc.,
Term Loan, 12/22/25
(q)
........ EUR 997 1,185,137

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Canada (continued)
Nuvei Technologies Corp., Term Loan,
(LIBOR USD 3 Month + 2.50%),
3.00%
,
 09/29/25 ............ USD —
(e)
$ —
Raptor Acquisition Corp., Term Loan B,
11/01/26
(q)
................ 3,173 3,176,966
62,669,666
Denmark — 0.0%
(b)
Nets Holdco 4 ApS, Facility Term Loan
B1, (EURIBOR 1 Month + 2.50%),
2.50%
,
 02/06/25 ............ EUR 2,646 3,129,860
TDC A/S, Facility Term Loan B3,
(EURIBOR 6 Month + 3.00%),
3.00%
,
 06/04/25 ............ 2,000 2,355,255
5,485,115
France — 0.1%
(b)
Banijay Entertainment SAS, Facility
Term Loan B, (EURIBOR 3 Month +
3.75%), 3.75%
,
 03/01/25 ...... 5,000 5,920,746
CAB, Facility Term Loan B, (EURIBOR
6 Month + 3.50%), 3.50%
,
 02/09/28 5,000 5,891,695
Claudius Finance SARL, Facility Term
Loan B6, (EURIBOR 6 Month +
3.00%), 3.00%
,
 09/16/23 ...... 1,391 1,643,194
Elsan SAS, Facility Term Loan B3,
(EURIBOR 6 Month + 3.00%),
3.00%
,
 10/30/24 ............ 1,000 1,183,438
Financiere Mendel, Facility Term Loan
B, (EURIBOR 6 Month + 4.50%),
4.50%
,
 04/13/26 ............ 3,300 3,921,349
Foncia Management, Facility Term Loan
B, (EURIBOR 3 Month + 3.50%),
3.50%
,
 03/27/28 ............ 6,500 7,635,157
Inovie Group, Facility Term Loan B,
(EURIBOR 3 Month + 3.75%),
3.75%
,
 03/03/28 ............ 1,000 1,185,382
27,380,961
Germany — 0.1%
(b)
CTC AcquiCo GmbH, Facility Term
Loan B1, (EURIBOR 3 Month +
2.50%), 2.50%
,
 03/07/25 ...... 4,965 5,766,101
Nidda Healthcare Holding GmbH,
Facility Term Loan F
(b)
:
(EURIBOR 3 Month + 3.50%),
3.50%, 08/21/26 .......... 5,000 5,873,672
(LIBOR GBP 3 Month + 4.50%),
4.58%, 08/21/26 .......... GBP 2,000 2,758,688
Rain Carbon, Inc., Term Loan,
(EURIBOR 3 Month + 3.00%),
3.00%
,
 01/16/25 ............ EUR 2,500 2,932,271
Zephyr German BidCo GmbH, Facility
Term Loan B1, (EUR002M + 3.75%),
3.75%
,
 03/10/28 ............ 1,000 1,189,461
18,520,193
Ireland — 0.0%
Virgin Media Ireland Ltd., Facility Term
Loan B1, (EURIBOR 6 Month +
0.00%), 3.50%
,
 07/15/29
(b)
..... 12,000 14,155,578
Jersey, Channel Islands — 0.0%
New Look Corp. Ltd., Term Loan
(c)
:
(LIBOR GBP 1 Month + 0.00%),
0.00%, 11/10/27
(b)
......... GBP 183 202,466
Security
Par (000)
Par (000) Value
Jersey, Channel Islands (continued)
0.00% - 16.50%, 11/10/29
(r)
..... GBP 161 $ 44,542
Vita Global Finco Ltd., Term Loan,
(EURIBOR 3 Month + 0.00%),
0.00% - 10.00%
,
 01/01/28
(b)(c)
... EUR 12,999 15,028,399
15,275,407
Luxembourg — 0.2%
(b)
Akita Bidco SARL, Facility Term Loan
B3, (EURIBOR 6 Month + 3.00%),
3.00%
,
 11/07/25 ............ 806 947,788
Allnex (Luxembourg) & Cy SCA, Term
Loan B1, (EURIBOR 1 Month +
3.25%), 3.25%
,
 09/13/23 ...... 1,441 1,695,121
Altice Financing SA, Term Loan,
01/31/26
(q)
................ 3,145 3,654,621
Claudius Finance SARL, Facility Term
Loan B5, (EURIBOR 6 Month +
3.00%), 3.00%
,
 09/16/23 ...... 609 719,413
Froneri International Ltd., Facility 1st
Lien Term Loan B1, (EURIBOR 6
Month + 2.38%), 2.38%
,
 01/29/27 1,000 1,160,553
Intelsat Jackson Holdings SA, Facility
Term Loan, (LIBOR USD 3 Month +
5.50%), 6.50%
,
 07/13/22 ...... USD 8,289 8,335,388
Intelsat Jackson Holdings SA, Term
Loan B3, (LIBOR USD 1 Month +
4.75%), 8.00%
,
 11/27/23 ....... 3,435 3,483,674
Intelsat Jackson Holdings SA, Term
Loan B4, (LIBOR USD 1 Month +
5.50%), 8.75%
,
 01/02/24 ...... 3,350 3,406,337
Ion Trading Finance Ltd., Term Loan,
(EURIBOR 3 Month + 4.25%),
4.25%
,
 04/01/28 ............ EUR 2,000 2,376,433
Jazz Pharmaceuticals plc, Term Loan
(b)
:
(EURIBOR 1 Month + 3.50%),
3.50%, 05/05/28 .......... 2,000 2,370,504
(LIBOR USD 1 Month + 3.50%),
4.00%, 05/05/28 .......... USD 23,957 24,023,853
JBS USA Lux SA, Term Loan,
(LIBOR USD 1 Month + 2.00%),
2.10%
,
 05/01/26 ............ 7,840 7,810,911
Logoplaste Parent SARL, Facility Term
Loan B, (EURIBOR 3 Month +
3.45%), 3.50%
,
 10/04/23
(c)
..... EUR 1,700 2,010,736
Lonza Group AG, Term Loan B,
04/28/28
(q)
................ 7,600 8,993,677
LSF10 XL Bidco SCA, Facility Term
Loan B4, 04/12/28
(q)
.......... 3,833 4,523,263
Luxembourg Life Fund II - Absolute
Return Fund III, Term Loan, (LIBOR
USD 3 Month + 9.39%), 0.00% -
10.00%
,
 01/01/28
(c)
.......... USD 18,850 18,661,500
Ortho-Clinical Diagnostics, Inc., Term
Loan, (LIBOR USD 1 Month +
3.00%), 3.09%
,
 06/30/25 ...... 4,036 4,031,520
98,205,292
Mexico — 0.0%
Credito Real SAB de CV SOFOM ER,
Term Loan A, (LIBO R USD 3 Month
+ 3.75%), 3.90%
,
 02/21/23
(b)(c)
... 3,200 3,008,000

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Netherlands — 0.1%
(b)
Boels Topholding BV, Facility Term Loan
B, (EURIBOR 3 Month + 4.00%),
4.00%
,
 02/06/27 ............ EUR 1,000 $ 1,179,821
Flutter Entertainment plc, Term Loan,
(LIBOR USD 3 Month + 3.50%),
3.65%
,
 07/10/25 ............ USD 7,161 7,162,132
Nobel Bidco B.V., Term Loan B,
06/11/28
(q)
................ EUR 8,000 9,474,143
Nouryon Finance BV, Term
Loan, (EUR002M + 3.00%),
3.00%
,
 10/01/25 ............ 1,511 1,780,357
Peer Holding III BV, Facility Term Loan
B
(b)
:
(EURIBOR 3 Month + 3.25%),
3.25%, 03/07/25 .......... 8,661 10,221,283
(EURIBOR 3 Month + 3.50%),
3.50%, 01/18/27 .......... 5,500 6,504,147
Ziggo BV, Facility Term Loan H,
(EURIBOR 6 Month + 3.00%),
3.00%
,
 01/31/29 ............ 7,900 9,286,303
45,608,186
Norway — 0.0%
Adevinta ASA, Facility Term Loan B1,
11/05/27
(b)(q)
............... 2,000 2,368,796
Spain — 0.0%
(b)
Lorca Holdco Ltd., Term Loan B2,
(EURIBOR 6 Month + 4.25%),
4.25%
,
 09/17/27 ............ 3,000 3,558,139
Pax Midco Spain SLU, Facility Term
Loan B, (EURIBOR 6 Month +
4.75%), 4.75%
,
 07/01/26 ...... 1,619 1,740,670
Promotora de Informaciones SA, Term
Loan, 03/31/25
(q)
............ 11,377 12,552,104
17,850,913
Sweden — 0.1%
(b)
Diaverum Holding SARL, Facility Term
Loan B, (EURIBOR 6 Month +
3.25%), 3.25%
,
 07/04/24 ...... 500 585,749
Unilabs Diagnostics AB, Facility Term
Loan B3, 04/19/24
(q)
.......... 2,900 3,431,626
Verisure Holding AB, Facility Term Loan
B, (EURIBOR 3 Month + 3.50%),
3.50%
,
 03/27/28 ............ 14,029 16,577,632
20,595,007
United Kingdom — 0.1%
(b)
BBD Bidco Ltd., Facility Term Loan B1,
(LIBOR GBP 1 Month + 4.75%),
4.81%
,
 11/13/26 ............ GBP 3,000 4,127,657
Bellis Acquisition Co. plc, Facility Term
Loan B, 02/12/26
(q)
........... EUR 8,947 10,567,599
Connect Finco SARL, Term Loan,
(LIBOR USD 1 Month + 3.50%),
4.50%
,
 12/11/26 ............ USD 14,516 14,525,061
Crown Finance US, Inc., Term Loan,
02/28/25
(q)
................ EUR 4,471 4,648,111
Jackpotjoy plc, Facility Term Loan B,
(LIBOR GBP 1 Month + 4.25%),
4.25%
,
 12/05/24 ............ GBP 1,000 1,378,542
Misys Ltd., 1st Lien Term Loan,
(EURIBOR 3 Month + 3.00%),
4.00%
,
 06/13/24 ............ EUR 2,968 3,494,981
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Sigma Holdco BV, Facility Term Loan
B1, (EURIBOR 6 Month + 3.50%),
3.50%
,
 07/02/25 ............ EUR 2,000 $ 2,308,252
Synlab Bondco plc, Facility Term Loan,
(EURIBOR 12 Month + 2.50%),
2.50%
,
 07/01/27 ............ 1,250 1,469,841
Virgin Media SFA Finance Ltd., Facility
Term Loan M, 11/15/27
(q)
....... GBP 7,336 9,997,053
52,517,097
United States — 3.7%
18 Fremont Street Acquisition LLC,
Term Loan, (LIBOR USD 3 Month +
8.00%), 9.50%
,
 08/09/25
(b)(c)
.... USD 62,431 63,679,790
ACProducts Holdings, Inc., Term Loan,
(LIBOR USD 3 Month + 4.25%),
4.42%
,
 05/17/28
(b)
........... 15,193 15,106,248
Adient US LLC, Term Loan B1,
(LIBOR USD 1 Month + 3.50%),
3.60%
,
 04/10/28
(b)
........... 3,334 3,332,966
Advanced Drainage Systems, Inc.,
Term Loan, (LIBOR USD 1 Month +
2.25%), 2.38%
,
 07/31/26
(b)
..... 1,636 1,641,824
Aimbridge Acquisition Co., Inc., 1st Lien
Term Loan
(b)
:
(LIBOR USD 1 Month + 3.75%),
3.85%, 02/02/26 .......... 8,336 8,127,538
(LIBOR USD 1 Month + 4.75%),
5.50%, 02/02/26 .......... 3,341 3,338,024
AlixPartners LLP, Term Loan,
(EURIBOR 3 Month + 3.25%),
3.25%
,
 02/04/28
(b)
........... EUR 998 1,176,884
Allegiant Travel Co., Term Loan,
(LIBOR USD 3 Month + 3.00%),
3.16%
,
 02/05/24
(b)
........... USD 35,694 35,453,010
Amazon Logistics Construction Brid,
Term Loan, 01/01/28
(b)(c)(q)
...... 53,398 53,398,397
American Rock Salt Co. LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month +
4.00%), 4.75%
,
 06/09/28
(b)
..... 3,824 3,825,606
Applied Systems, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.25%), 3.75%
,
 09/19/24
(b)
..... 1,997 1,991,768
athenahealth, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 4.25%),
4.41%
,
 02/11/26
(b)
........... 2,788 2,794,118
Avantor Funding, Inc., Term Loan B4,
(LIBOR USD 1 Month + 2.25%),
3.25%
,
 11/08/27
(b)
........... 5,172 5,169,838
Avaya, Inc., Term Loan B1, 12/15/27
(b)(q)
3,510 3,519,512
Avaya, Inc., Term Loan B2,
(LIBOR USD 1 Month + 4.00%),
4.07%
,
 12/15/27
(b)
........... 4,735 4,744,612
Barracuda Networks, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month +
3.75%), 3.90%
,
 02/12/25
(b)
..... 12,192 12,217,488
Barracuda Networks, Inc., 2nd Lien
Term Loan, (LIBOR USD 3 Month +
6.75%), 7.50%
,
 10/30/28
(b)
..... 5,606 5,700,629
Bausch Health Cos., Inc., Term Loan,
(LIBOR USD 1 Month + 2.75%),
2.85%
,
 11/27/25
(b)
........... 12,714 12,612,915

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Beacon Roofing Supply, Inc., Term
Loan B, (LIBOR USD 1 Month +
2.50%), 2.60%
,
 05/19/28
(b)
..... USD 5,501 $ 5,467,376
Boxer Parent Co., Inc., Term Loan,
(EURIBOR 3 Month + 4.00%),
4.00%
,
 10/02/25
(b)
........... EUR 2,981 3,538,466
Buckeye Partners LP, Term Loan B1,
(LIBOR USD 1 Month + 2.25%),
2.35%
,
 11/01/26
(b)
........... USD 24,654 24,468,970
Cablevision Lightpath LLC, Term Loan,
(LIBOR USD 1 Month + 3.25%),
3.75%
,
 11/30/27
(b)
........... 1,994 1,993,980
Caesars Resort Collection LLC, Term
Loan B1, (LIBOR USD 1 Month +
4.50%), 4.60%
,
 07/21/25
(b)
..... 3,734 3,743,119
Caliber Home Loans, Term Loan,
(LIBOR USD 1 Month + 0.00%),
3.12% - 3.37%
,
 07/01/25
(b)(c)
.... 25,282 25,218,396
Charter Communications Operating
LLC, Term Loan A4, (LIBOR USD 1
Month + 1.25%), 1.36%
,
 02/01/25
(b)(c)
10,646 10,605,871
City Brewing Co. LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.50%), 4.25%
,
 04/05/28
(b)(c)
.... 8,320 8,351,200
Colorado Plaza, Term Loan, (LIBOR
USD 1 Month + 0.00%), 0.00% -
10.00%
,
 05/15/24
(b)(c)
......... 15,894 14,781,529
Columbus McKinnon Corp., Term Loan,
(LIBOR USD 3 Month + 2.75%),
3.25%
,
 05/14/28
(b)(c)
.......... 2,014 2,011,482
Conair Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.75%), 4.25%
,
 05/17/28
(b)
..... 4,683 4,692,366
Cornerstone Building Brands, Inc., Term
Loan B, (LIBOR USD 1 Month +
3.25%), 3.75%
,
 04/12/28
(b)
..... 11,785 11,767,510
Coty, Inc., Term Loan A, (EURIBOR 1
Month + 1.75%), 1.75%
,
 04/05/23
(b)
EUR 1,025 1,205,212
Coty, Inc., Term Loan B
(b)(q)
:
 04/07/25 ................. USD 3,164 3,041,660
 04/07/25 ................. EUR 2,550 2,929,936
CSC Holdings LLC, Term Loan,
(LIBOR USD 1 Month + 2.50%),
2.57%
,
 04/15/27
(b)
........... USD 9,599 9,498,127
Delta Topco, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.50%
,
 12/01/27
(b)
........... 13,513 13,538,404
Delta Topco, Inc., 2nd Lien Term Loan,
(LIBOR USD 3 Month + 7.25%),
8.00%
,
 12/01/28
(b)
........... 4,652 4,704,335
DT Midstream, Inc., Term Loan,
06/12/28
(b)(q)
............... 13,084 13,095,645
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month +
3.25%), 3.35%
,
 02/06/26
(b)
..... 17,676 17,585,190
ECL Entertainment, LLC, Term Loan
B, (LIBOR USD 1 Month + 7.50%),
8.25%
,
 05/01/28
(b)(c)
.......... 9,688 9,881,760
Enterprise Development Authority
(The), Term Loan B, (LIBOR USD 1
Month + 4.25%), 5.00%
,
 02/28/28
(b)(c)
10,915 10,942,125
Everi Payments, Inc., Term Loan,
(LIBOR USD 1 Month + 10.50%),
11.50%
,
 05/09/24
(b)(c)
......... 1,250 1,300,385
Security
Par (000)
Par (000) Value
United States (continued)
Everi Payments, Inc., Term Loan B,
(LIBOR USD 1 Month + 2.75%),
3.50%
,
 05/09/24
(b)
........... USD 1,623 $ 1,618,643
Flexera Software LLC, 1st Lien Term
Loan B1, (LIBOR USD 3 Month +
3.75%), 4.50%
,
 03/03/28
(b)
..... 10,042 10,055,875
Foundation Building Materials, Inc.,
1st Lien Term Loan, (LIBOR USD 3
Month + 3.25%), 3.75%
,
 01/31/28
(b)
3,009 2,987,908
Frontier Communications Holdings,
LLC, Term Loan B1, (LIBOR USD 1
Month + 3.75%), 4.50%
,
 05/01/28
(b)
11,648 11,647,807
Galaxy Universal LLC, Term Loan,
(LIBOR USD 3 Month + 0.00%),
0.00% - 10.00%
,
 01/01/28
(b)(c)
... 13,279 13,196,888
Genesee & Wyoming, Inc., Term Loan,
(LIBOR USD 3 Month + 2.00%),
2.15%
,
 12/30/26
(b)
........... 9,016 8,950,780
Gentiva Health Services, Inc., 1st Lien
Term Loan B1, (LIBOR USD 1 Month
+ 2.75%), 2.88%
,
 07/02/25
(b)
.... 21,882 21,820,976
Golden Nugget, Inc., Term Loan B,
(LIBOR USD 2 Month + 2.50%),
3.25%
,
 10/04/23
(b)
........... 13,516 13,406,643
Grifols Worldwide Operations Ltd., Term
Loan B, (LIBOR USD 1 Week +
2.00%), 2.09%
,
 11/15/27
(b)
..... 15,275 15,118,529
GVC Holdings plc, Facility Term Loan
B3, (LIBOR USD 6 Month + 2.00%),
3.00%
,
 03/29/24
(b)
........... 1,255 1,248,162
Herschend Entertainment Co., LLC,
Term Loan, (LIBOR USD 3 Month +
5.75%), 6.75%
,
 08/25/25
(b)(c)
.... 8,968 9,013,071
Hertz Corp., The, Term Loan B,
06/30/28
(b)(q)
............... 8,804 8,792,606
Hertz Corp., The, Term Loan C,
06/30/28
(b)(q)
............... 1,659 1,657,068
Hilton Grand Vacations Borrower LLC,
Term Loan, 05/19/28
(b)(q)
....... 21,203 21,209,573
Hilton Washington Dupont Hotel, Term
Loan, (LIBOR USD 1 Month +
3.50%), 0.00% - 10.00%
,
 04/01/24
(b)
(c)
...................... 30,000 27,900,000
Houston Center, Term Loan, 12/09/22
(b)
(c)(q)
..................... 28,072 28,046,961
Hyland Software, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month +
3.50%), 4.25%
,
 07/01/24
(b)
..... 14,286 14,297,734
Informatica LLC, 2nd Lien Term Loan,
(LIBOR USD 3 Month + 7.13%),
7.13%
,
 02/25/25
(b)(c)
.......... 24,168 24,651,360
Informatica LLC, Term Loan,
(LIBOR USD 1 Month + 3.25%),
3.35%
,
 02/25/27
(b)
........... 30,692 30,479,641
Interface Security LLC, Term Loan,
(LIBOR USD 6 Month + 0.00%),
8.75% - 10.00%
,
 08/07/23
(b)(c)
... 11,759 11,685,737
IRB Holding Corp., Term Loan,
(LIBOR USD 3 Month + 3.25%),
4.25%
,
 12/15/27
(b)
........... 5,172 5,168,803
ITT Holdings LLC, Term Loan,
07/30/28
(b)(c)(q)
.............. 5,879 5,864,302

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
J&J Ventures Gaming LLC, Term Loan,
(LIBOR USD 1 Month + 4.00%),
4.75%
,
 04/26/28
(b)(c)
.......... USD 13,555 $ 13,588,888
Jeld-Wen, Inc., Term Loan B4,
(LIBOR USD 1 Month + 2.00%),
2.10%
,
 12/14/24
(b)
........... 6,250 6,241,519
Jo-Ann Stores LLC, Term Loan,
0.00%
,
 06/30/28
(b)
........... 7,725 7,705,688
KAR Auction Services, Inc., Term Loan
B6, (LIBOR USD 1 Month + 2.25%),
2.38%
,
 09/19/26
(b)
........... 2,313 2,278,380
Lamar Media Corp., Term Loan B,
(LIBOR USD 1 Month + 1.50%),
1.58%
,
 02/05/27
(b)
........... 1,040 1,021,644
LBM Acquisition LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.75%), 4.50%
,
 12/17/27
(b)
..... 2,630 2,609,806
LBM Acquisition LLC, Delayed Draw 1st
Lien Term Loan, 12/17/27
(b)(q)
.... 390 386,638
LBM Acquisition LLC, Delayed Draw
Term Loan, 0.00%
,
 12/17/27
(b)
... 8,624 8,548,210
LBM Acquisition LLC, Term Loan B2,
0.00%
,
 12/17/27
(b)
........... 17,247 17,096,419
Leslie's Poolmart, Inc., Term Loan,
(LIBOR USD 3 Month + 2.75%),
3.25%
,
 03/09/28
(b)
........... 3,961 3,943,763
LogMeIn, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.75%),
4.83%
,
 08/31/27
(b)
........... 29,832 29,776,446
Luxembourg Life Fund - Long Term
Growth Fund, Term Loan, 0.00% -
10.00%
,
 01/01/38
(b)(c)
......... 24,507 24,384,465
McAfee LLC, Term Loan B,
(LIBOR USD 1 Month + 3.75%),
3.85%
,
 09/30/24
(b)
........... 39,797 39,786,910
Metro-Goldwyn-Mayer, Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month +
2.50%), 2.61%
,
 07/03/25
(b)
..... 7,236 7,209,323
Metro-Goldwyn-Mayer, Inc., 2nd Lien
Term Loan, (LIBOR USD 1 Month +
4.50%), 5.50%
,
 07/03/26
(b)
..... 2,900 2,897,593
MetroNet Systems Holdings LLC, 1st
Lien Term Loan, (LIBOR USD 1
Month + 3.75%), 4.50%
,
 06/02/28
(b)
3,991 3,988,485
MetroNet Systems Holdings LLC,
Delayed Draw 1st Lien Term Loan,
06/02/28
(b)(q)
............... 443 443,165
MI Windows and Doors LLC, Term
Loan, (LIBOR USD 1 Month +
3.75%), 4.50%
,
 12/18/27
(b)
..... 5,444 5,447,075
Michaels Co. Inc., Term Loan B,
(LIBOR USD 3 Month + 4.25%),
5.00%
,
 04/15/28
(b)
........... 6,244 6,266,728
Misys Ltd., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.50%),
4.50%
,
 06/13/24
(b)
........... 2,486 2,445,739
OPENDOOR, Term Loan, 0.00% -
10.00%
,
 01/23/26
(c)(r)
......... 26,000 26,000,000
Organon & Co., Term Loan
(b)
:
 06/02/28
(q)
................ EUR 5,000 5,907,999
(LIBOR USD 6 Month + 3.00%),
3.50%, 06/02/28 .......... USD 15,028 15,037,468
Park Avenue Tower, Term Loan,
03/09/24
(b)(c)(q)
.............. 41,664 41,639,310
Security
Par (000)
Par (000) Value
United States (continued)
Park River Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month +
3.25%), 4.00%
,
 12/28/27
(b)
..... USD 4,278 $ 4,251,947
PCI Gaming Authority, Facility Term
Loan B, (LIBOR USD 1 Month +
2.50%), 2.60%
,
 05/29/26
(b)
..... 14,980 14,906,748
Peraton Corp., 1st Lien Term Loan B,
(LIBOR USD 1 Month + 3.75%),
4.50%
,
 02/01/28
(b)
........... 7,685 7,701,465
Peraton Corp., 2nd Lien Term Loan
B1, (LIBOR USD 1 Month + 7.75%),
8.50%
,
 02/01/29
(b)(c)
.......... 1,456 1,485,120
PG&E Corp., Term Loan, (LIBOR
USD 3 Month + 3.00%),
3.50%
,
 06/23/25
(b)
........... 13,164 12,974,863
Playtika Holding Corp., Term Loan B1,
(LIBOR USD 1 Month + 2.75%),
2.85%
,
 03/13/28
(b)
........... 16,524 16,439,152
PLH Infrastructure Services, Inc.,
Term Loan, (LIBOR USD 1 Month +
6.00%), 6.08%
,
 08/07/23
(b)(c)
.... 6,462 6,364,708
Project Ruby Ultimate Parent Corp.,
1st Lien Term Loan, (LIBOR USD 1
Month + 3.25%), 4.00%
,
 03/10/28
(b)
12,571 12,528,247
Proofpoint, Inc., Term Loan, 06/09/28
(b)
(q)
...................... 5,124 5,092,641
QUIKRETE Holdings, Inc., 1st Lien
Term Loan B1, 05/12/28
(b)(q)
..... 12,043 11,941,357
RealPage, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.25%),
3.75%
,
 04/24/28
(b)
........... 6,000 5,979,000
Redstone HoldCo 2 LP, 1st Lien Term
Loan, (LIBOR USD 3 Month +
4.75%), 5.50%
,
 04/27/28
(b)
..... 15,539 15,486,760
Redstone HoldCo 2 LP, 2nd Lien Term
Loan, (LIBOR USD 3 Month +
7.75%), 8.50%
,
 04/27/29
(b)
..... 6,648 6,520,471
Redstone HoldCo 2 LP, Delayed Draw
1st Lien Term Loan, 04/27/28
(b)(q)
. 6,081 6,061,245
Redstone HoldCo 2 LP, Delayed Draw
2nd Lien Term Loan, 04/27/29
(b)(q)
. 3,812 3,739,011
Revolving Credit Facility, Term Loan,
01/01/28
(b)(c)(q)
.............. 25,168 25,167,623
Robertshaw US Holding Corp., 1st Lien
Term Loan, (LIBOR USD 1 Month +
3.50%), 4.50%
,
 02/28/25
(b)
..... 6,918 6,675,508
Robertshaw US Holding Corp., 2nd Lien
Term Loan, (LIBOR USD 1 Month +
8.00%), 9.00%
,
 02/28/26
(b)(c)
.... 4,760 4,093,600
Sabre GLBL, Inc., Term Loan B,
(LIBOR USD 1 Month + 4.00%),
4.75%
,
 12/17/27
(b)(c)
.......... 2,041 2,050,949
SCIH Salt Holdings, Inc., 1st Lien Term
Loan B1, (LIBOR USD 3 Month +
4.00%), 4.75%
,
 03/16/27
(b)
..... 21,351 21,387,144
Select Medical Corp., Term Loan B,
(LIBOR USD 1 Month + 2.25%),
2.36%
,
 03/06/25
(b)
........... 7,612 7,531,055
Shearer's Foods LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.50%), 4.25%
,
 09/23/27
(b)
..... 6,791 6,792,903
Sheraton Austin, Term Loan, (LIBOR
USD 3 Month + 3.73%), 0.00% -
10.00%
,
 01/01/28
(b)
.......... 19,738 19,738,402

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Signal Parent, Inc., Term Loan,
(LIBOR USD 1 Month + 3.50%),
4.25%
,
 04/03/28
(b)(c)
.......... USD 11,400 $ 11,186,250
Sovos Brands Intermediate, Inc., 1st
Lien Term Loan, (LIBOR USD 2
Month + 4.25%), 5.00%
,
 06/08/28
(b)
3,356 3,368,692
Spectacle Gary Holdings LLC, Delayed
Draw Term Loan, (LIBOR USD 3
Month + 9.00%), 11.00%
,
 12/23/25
(b)
2,494 2,711,953
Spectacle Gary Holdings LLC, Term
Loan, (LIBOR USD 3 Month +
9.00%), 11.00%
,
 12/23/25
(b)
..... 34,414 37,424,953
SRS Distribution, Inc., Term Loan,
(LIBOR USD 1 Month + 3.75%),
4.25%
,
 06/02/28
(b)
........... 17,289 17,269,809
Surf Holdings SARL, 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.50%), 3.63%
,
 03/05/27
(b)
..... 8,871 8,808,060
TAMKO Building Products LLC, Term
Loan, (LIBOR USD 3 Month +
3.00%), 3.10% - 3.19%
,
 05/29/26
(b)
8,788 8,761,042
The Vinoy St. Petersburg, Term Loan,
0.00% - 10.00%
,
 01/01/38
(b)
..... 27,700 27,561,500
Tory Burch LLC, Term Loan B,
(LIBOR USD 1 Month + 3.50%),
4.00%
,
 04/16/28
(b)
........... 9,339 9,303,979
TransDigm, Inc., Term Loan F,
(LIBOR USD 1 Month + 2.25%),
2.35%
,
 12/09/25
(b)
........... 4,930 4,853,834
Triton Water Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month +
3.50%), 4.00%
,
 03/31/28
(b)
..... 9,442 9,428,876
UKG, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.25%),
4.00%
,
 05/04/26
(b)
........... 18,140 18,150,672
UKG, Inc., 2nd Lien Term Loan,
(LIBOR USD 3 Month + 6.75%),
7.50%
,
 05/03/27
(b)
........... 1,910 1,940,235
Univision Communications, Inc., Term
Loan B, 05/05/28
(b)(q)
.......... 7,480 7,445,742
Veritas US, Inc., Term Loan B,
(EURIBOR 3 Month + 4.75%),
5.75%
,
 09/01/25
(b)
........... EUR 4,273 5,105,090
VICI Properties 1 LLC, Term Loan B,
(LIBOR USD 1 Month + 1.75%),
1.84%
,
 12/20/24
(b)
........... USD 22,120 21,924,017
Virtusa Corp., Term Loan, (LIBOR
USD 1 Month + 4.25%),
5.00%
,
 02/11/28
(b)
........... 3,876 3,887,914
VS Buyer LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%),
3.10%
,
 02/28/27
(b)
........... 10,793 10,745,962
Western Digital Corp., Term Loan A1,
(LIBOR USD 1 Month + 1.50%),
1.59%
,
 02/27/23
(b)
........... 12,588 12,564,671
Western Digital Corp., Term Loan B4,
(LIBOR USD 1 Month + 1.75%),
1.84%
,
 04/29/23
(b)
........... 9,504 9,490,076
White Cap Buyer LLC, Term Loan,
(LIBOR USD 3 Month + 4.00%),
4.50%
,
 10/19/27
(b)
........... 13,551 13,567,844
WIN Waste Innovations Holdings, Inc.,
Term Loan, (LIBOR USD 3 Month +
2.75%), 3.25%
,
 03/24/28
(b)
..... 3,288 3,279,780
Security
Par (000)
Par (000) Value
United States (continued)
Woof Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.75%), 4.50%
,
 12/21/27
(b)
..... USD 8,451 $ 8,443,806
XPO Logistics, Inc., Term Loan,
(LIBOR USD 3 Month + 1.75%),
1.88%
,
 02/24/25
(b)
........... 14,516 14,445,078
Zekelman Industries, Inc., Term Loan,
(LIBOR USD 1 Month + 2.00%),
2.09%
,
 01/24/27
(b)
........... 2,678 2,646,575
1,504,891,268
Total Floating Rate Loan Interests — 4.6%
(Cost: $1,884,169,394) ........................... 1,888,531,479
Foreign Agency Obligations — 2.6%
Argentina — 0.0%
YPF SA, 7.00%
,
12/15/47
(a)
....... 10,000 6,501,875
Bahrain — 0.0%
CBB International Sukuk Co. 7 SPC,
6.88%
,
10/05/25 ............ 1,386 1,602,129
CBB International Sukuk Programme
Co., 6.25%
,
11/14/24
(a)
........ 2,027 2,210,444
3,812,573
Brazil — 0.0%
Centrais Eletricas Brasileiras SA
(a)
:
5.75%, 10/27/21 ............ 1,295 1,312,239
3.63%, 02/04/25 ............ 8,987 9,294,805
4.63%, 02/04/30 ............ 1,236 1,275,552
11,882,596
Chile — 0.0%
(a)
Corp. Nacional del Cobre de Chile,
3.75%
,
01/15/31 ............ 350 381,937
Empresa de los Ferrocarriles del
Estado, 3.07%
,
08/18/50 ....... 475 410,727
Empresa de Transporte de Pasajeros
Metro SA:
3.65%, 05/07/30 ............ 200 214,100
5.00%, 01/25/47 ............ 309 356,663
1,363,427
China — 1.2%
China Development Bank:
3.30%, 02/01/24 ............ CNY 268,000 41,697,834
2.89%, 06/22/25 ............ 1,679,460 256,067,374
3.34%, 07/14/25 ............ 179,900 27,901,584
3.68%, 02/26/26 ............ 127,200 19,983,166
3.39%, 07/10/27 ............ 85,600 13,228,492
4.04%, 07/06/28 ............ 127,300 20,269,574
3.45%, 09/20/29 ............ 176,170 27,076,793
3.09%, 06/18/30 ............ 309,000 46,141,193
China Minmetals Corp., (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.72%), 3.75%
(b)(n)
USD 3,179 3,244,169
China National Petroleum Corp., Series
B, 4.16%
,
08/16/25 .......... CNY 100,000 15,877,390
China Southern Power Grid Co. Ltd.:
3.76%, 01/14/24 ............ 80,000 12,498,963
China State Railway Group Co. Ltd.:
4.88%, 10/17/24 ............ 90,000 14,566,383
Series A, 5.42%, 05/27/24 ..... 10,000 1,636,744
Huarong Finance 2017 Co. Ltd., 3.75%
,
04/27/22 ................. USD 813 682,920

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
China (continued)
State Grid Corp. of China, 5.38%
,
08/19/24 ................. CNY 20,000 $ 3,276,014
504,148,593
Colombia — 0.2%
Ecopetrol SA:
5.38%, 06/26/26 ............ USD 5,980 6,593,548
6.88%, 04/29/30 ............ 18,750 22,561,125
5.88%, 05/28/45 ............ 6,759 7,212,698
Empresas Publicas de Medellin ESP
(a)
:
4.25%, 07/18/29 ............ 14,146 13,967,407
4.38%, 02/15/31 ............ 4,826 4,715,907
55,050,685
France — 0.3%
Electricite de France SA:
(USD Swap Semi 10 Year + 3.71%),
5.25%
(b)(n)
............... 1,100 1,152,547
(EUR Swap Annual 6 Year +
3.44%), 4.00%
(b)(n)
......... EUR 12,400 15,732,531
(EUR Swap Annual 12 Year +
3.79%), 5.38%
(b)(n)
......... 12,800 17,022,589
(EUR Swap Annual 12 Year +
3.04%), 5.00%
(b)(n)
......... 30,600 40,728,734
(GBP Swap 13 Year + 3.96%),
6.00%
(b)(n)
............... GBP 8,500 13,133,742
(EUR Swap Annual 5 Year +
3.37%), 2.87%
(b)(n)
......... EUR 6,000 7,331,264
(EUR Swap Annual 5 Year +
3.20%), 3.00%
(b)(n)
......... 4,600 5,637,196
(GBP Swap 15 Year + 3.05%),
5.87%
(b)(n)
............... GBP 3,600 5,649,176
(EUR Swap Annual 5 Year +
4.00%), 3.37%
(b)(n)
......... EUR 17,000 21,039,652
2.00%, 12/09/49 ............ 5,500 6,996,791
134,424,222
India — 0.1%
Export-Import Bank of India, 3.25%
,
01/15/30 ................. USD 3,095 3,145,294
NTPC Ltd., 4.25%
,
02/26/26 ...... 2,118 2,280,556
Oil India Ltd., 5.13%
,
02/04/29 ..... 9,570 10,738,138
Power Finance Corp. Ltd.:
4.50%, 06/18/29 ............ 25,901 27,718,926
3.95%, 04/23/30 ............ 468 479,092
44,362,006
Indonesia — 0.1%
Bank Tabungan Negara Persero Tbk.
PT, 4.20%
,
01/23/25 .......... 3,815 3,902,745
Pertamina Persero PT:
3.65%, 07/30/29 ............ 3,195 3,418,251
3.10%, 08/27/30 ............ 3,890 3,992,112
4.18%, 01/21/50 ............ 7,857 8,069,689
Perusahaan Penerbit SBSN Indonesia
III, 3.80%
,
06/23/50 .......... 10,280 10,731,677
Perusahaan Perseroan Persero PT
Perusahaan Listrik Negara, 6.25%
,
01/25/49 ................. 14,543 18,417,801
48,532,275
Italy — 0.0%
Banca Monte dei Paschi di Siena SpA:
3.63%, 09/24/24 ............ EUR 4,900 6,049,061
2.63%, 04/28/25 ............ 4,050 4,869,184
Security
Par (000)
Par (000) Value
Italy (continued)
(EUR Swap Annual 5 Year +
8.92%), 8.50%, 09/10/30
(b)
... EUR 550 $ 598,359
11,516,604
Mexico — 0.4%
Petroleos Mexicanos:
6.88%, 10/16/25 ............ USD 20,000 22,065,000
6.50%, 03/13/27 ............ 5,911 6,283,393
5.35%, 02/12/28 ............ 8,749 8,582,332
6.50%, 01/23/29 ............ 31,338 32,434,830
6.84%, 01/23/30 ............ 48,739 50,164,616
5.95%, 01/28/31 ............ 4,093 3,961,001
5.63%, 01/23/46 ............ 1,202 977,977
6.35%, 02/12/48 ............ 11,517 9,757,202
7.69%, 01/23/50 ............ 28,595 27,415,456
6.95%, 01/28/60 ............ 3,290 2,907,538
Series 13-2, 7.19%, 09/12/24 ... MXN 2,300 10,902,039
175,451,384
Morocco — 0.1%
OCP SA, 3.75%
,
06/23/31
(a)
....... USD 11,820 11,952,975
Netherlands — 0.1%
TenneT Holding BV:
(EUR Swap Annual 5 Year +
2.72%), 2.37%
(b)(n)
......... EUR 28,105 34,541,885
Pakistan — 0.0%
Pakistan Water & Power Development
Authority, 7.50%
,
06/04/31 ..... USD 6,050 6,027,313
Panama — 0.0%
Banco Latinoamericano de Comercio
Exterior SA, 2.38%
,
09/14/25
(a)
.. 8,005 8,162,598
Peru — 0.0%
Corp. Financiera de Desarrollo SA,
2.40%
,
09/28/27
(a)
........... 350 342,956
Saudi Arabia — 0.0%
Saudi Arabian Oil Co., 2.25%
,
11/24/30
(a)
................ 10,176 9,983,165
South Africa — 0.1%
Eskom Holdings SOC Ltd., 7.13%
,
02/11/25 .................. 16,000 16,888,000
Total Foreign Agency Obligations — 2.6%
(Cost: $1,047,102,925) ........................... 1,084,945,132
Foreign Government Obligations — 9.5%
Argentina — 0.1%
Argentine Republic (The), 0.12%
,
07/09/35
(d)
................ 61,137 19,349,860
Australia — 0.3%
Commonwealth of Australia, 1.75%
,
06/21/51 ................. AUD 157,045 104,003,806
Bahrain — 0.0%
Kingdom of Bahrain:
7.00%, 01/26/26 ............ USD 2,535 2,880,869
6.75%, 09/20/29 ............ 6,674 7,317,624
5.25%, 01/25/33
(a)
........... 2,165 2,108,169
12,306,662

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Brazil — 0.0%
Federative Republic of Brazil, 4.63%
,
01/13/28 ................. USD 2,337 $ 2,526,589
China — 3.4%
People's Republic of China:
3.30%, 07/04/23 ............ CNY 38,000 5,978,708
1.99%, 04/09/25 ............ 2,683,610 400,953,004
2.41%, 06/19/25 ............ 1,489,800 225,924,258
2.85%, 06/04/27 ............ 2,180,000 332,837,893
3.13%, 11/21/29 ............ 533,670 82,338,473
2.68%, 05/21/30 ............ 583,580 86,729,667
3.27%, 11/19/30 ............ 864,430 135,202,583
4.08%, 10/22/48 ............ 328,000 54,301,197
3.86%, 07/22/49 ............ 303,500 48,162,375
3.39%, 03/16/50 ............ 107,600 15,701,884
1,388,130,042
Colombia — 0.4%
Republic of Colombia:
8.13%, 05/21/24 ............ USD 6,036 7,125,498
4.50%, 01/28/26 ............ 7,713 8,418,258
3.88%, 04/25/27 ............ 3,033 3,222,183
4.50%, 03/15/29 ............ 63,566 69,179,672
3.00%, 01/30/30 ............ 5,770 5,639,454
3.13%, 04/15/31 ............ 49,792 48,634,336
4.13%, 05/15/51 ............ 5,818 5,511,828
147,731,229
Dominican Republic — 0.1%
Dominican Republic Government Bond:
6.88%, 01/29/26 ............ 866 1,002,287
5.95%, 01/25/27 ............ 13,267 14,925,375
4.50%, 01/30/30
(a)
........... 7,115 7,260,857
4.88%, 09/23/32
(a)
........... 7,914 8,151,420
6.40%, 06/05/49 ............ 5,495 5,915,024
37,254,963
Ecuador — 0.0%
Republic of Ecuador, 0.50%
,
07/31/35
(d)
20,623 14,126,755
Egypt — 0.2%
Arab Republic of Egypt:
6.13%, 01/31/22 ............ 458 467,246
5.58%, 02/21/23
(a)
........... 935 980,464
5.75%, 05/29/24
(a)
........... 2,180 2,320,065
4.75%, 04/11/25
(a)
........... EUR 265 327,343
5.88%, 06/11/25 ............ USD 9,883 10,551,955
5.25%, 10/06/25
(a)
........... 5,168 5,437,705
7.60%, 03/01/29 ............ 12,515 13,737,559
5.88%, 02/16/31
(a)
........... 830 802,766
6.38%, 04/11/31
(a)
........... EUR 5,554 6,858,549
7.63%, 05/29/32 ............ USD 9,440 9,978,670
8.50%, 01/31/47
(a)
........... 5,676 5,911,199
7.90%, 02/21/48 ............ 7,752 7,654,131
8.88%, 05/29/50
(a)
........... 6,901 7,434,965
7.50%, 02/16/61
(a)
........... 2,080 1,938,950
74,401,567
Germany — 0.2%
Federal Republic of Germany, 0.11%
,
04/15/26 ................. EUR 49,947 64,805,935
Ghana — 0.1%
Republic of Ghana
(a)
:
0.00%, 04/07/25
(m)
.......... USD 6,967 5,518,299
7.75%, 04/07/29 ............ 5,748 5,868,349
Security
Par (000)
Par (000) Value
Ghana (continued)
8.63%, 04/07/34 ............ USD 17,023 $ 17,528,370
28,915,018
Greece — 1.2%
Hellenic Republic:
3.50%, 01/30/23 ............ EUR 884 1,111,718
2.00%, 04/22/27
(a)
........... 37,246 48,737,584
3.75%, 01/30/28 ............ 24,466 35,435,353
3.88%, 03/12/29
(a)
........... 20,961 31,050,535
1.50%, 06/18/30
(a)
........... 177,531 225,137,647
0.75%, 06/18/31
(a)
........... 90,041 106,000,176
3.90%, 01/30/33 ............ 1,249 1,974,744
4.00%, 01/30/37 ............ 996 1,681,634
4.20%, 01/30/42 ............ 977 1,792,003
1.88%, 01/24/52
(a)
........... 30,490 37,922,871
490,844,265
India — 0.1%
Indian Railway Finance Corp. Ltd.,
3.25%
,
02/13/30 ............ USD 1,138 1,155,283
Republic of India:
5.79%, 05/11/30 ............ INR 2,260,800 29,209,731
5.77%, 08/03/30 ............ 1,723,700 22,418,767
52,783,781
Indonesia — 0.4%
Republic of Indonesia:
6.50%, 06/15/25 ............ IDR 205,992,000 14,881,146
3.50%, 01/11/28 ............ USD 2,107 2,297,684
4.10%, 04/24/28 ............ 8,905 10,058,754
4.75%, 02/11/29 ............ 5,190 6,090,712
7.00%, 09/15/30 ............ IDR 1,206,382,000 85,694,721
6.50%, 02/15/31 ............ 331,938,000 22,697,692
4.63%, 04/15/43 ............ USD 2,985 3,451,966
4.75%, 07/18/47 ............ 2,985 3,553,642
148,726,317
Italy — 1.4%
Republic of Italy
(a)
:
4.75%, 09/01/44 ............ EUR 79,452 150,680,751
1.50%, 04/30/45 ............ 25,359 29,200,428
3.45%, 03/01/48 ............ 40,262 64,938,573
3.85%, 09/01/49 ............ 27,932 48,234,849
2.45%, 09/01/50 ............ 201,295 272,874,865
2.80%, 03/01/67 ............ 6,270 8,776,072
574,705,538
Japan — 0.1%
Japan Government Bond, 0.60%
,
09/20/50 ................. JPY 5,692,000 50,105,688
Malaysia — 0.3%
Malaysia Government Bond:
3.50%, 05/31/27 ............ MYR 52,300 12,981,826
3.89%, 08/15/29 ............ 128,100 32,407,807
3.83%, 07/05/34 ............ 200,300 48,056,947
3.76%, 05/22/40 ............ 175,700 39,789,750
133,236,330
Mexico — 0.1%
United Mexican States:
3.75%, 01/11/28 ............ USD 3,037 3,316,594
4.50%, 04/22/29 ............ 8,099 9,158,450
2.66%, 05/24/31 ............ 22,536 22,004,996
6.05%, 01/11/40 ............ 4,784 6,001,827
40,481,867

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Mongolia — 0.0%
State of Mongolia, 8.75%
,
03/09/24 . USD 3,332 $ 3,819,930
Morocco — 0.0%
Kingdom of Morocco
(a)
:
3.00%, 12/15/32 ............ 6,090 5,876,850
4.00%, 12/15/50 ............ 3,765 3,487,331
9,364,181
Oman — 0.0%
Oman Government Bond:
6.50%, 03/08/47 ............ 4,137 4,035,644
6.75%, 01/17/48 ............ 4,010 3,985,689
8,021,333
Pakistan — 0.0%
Islamic Republic of Pakistan:
6.00%, 04/08/26 ............ 2,980 3,008,869
7.38%, 04/08/31 ............ 2,979 3,060,922
6,069,791
Panama — 0.1%
Republic of Panama:
3.88%, 03/17/28 ............ 2,138 2,350,864
3.16%, 01/23/30 ............ 9,060 9,494,880
6.70%, 01/26/36 ............ 4,283 5,821,668
4.50%, 04/16/50 ............ 5,018 5,685,394
23,352,806
Paraguay — 0.0%
Republic of Paraguay
(a)
:
4.95%, 04/28/31 ............ 2,125 2,440,828
5.40%, 03/30/50 ............ 5,892 6,876,332
9,317,160
Peru — 0.0%
Republic of Peru:
2.39%, 01/23/26 ............ 4,316 4,451,684
2.78%, 01/23/31 ............ 1,964 1,998,124
1.86%, 12/01/32 ............ 3,205 2,983,254
5.63%, 11/18/50 ............ 2,330 3,207,828
12,640,890
Philippines — 0.0%
Republic of Philippines:
6.38%, 01/15/32 ............ 1,702 2,333,123
6.38%, 10/23/34 ............ 3,661 5,161,552
7,494,675
Qatar — 0.1%
Qatar Petroleum, 3.13%
,
07/12/41 .. 6,436 6,412,251
State of Qatar:
4.00%, 03/14/29
(a)
........... 10,618 12,221,318
4.40%, 04/16/50 ............ 2,461 2,996,268
21,629,837
Romania — 0.0%
Romania Government Bond:
3.00%, 02/14/31
(a)
........... 4,074 4,224,993
6.13%, 01/22/44 ............ 4,238 5,792,286
10,017,279
Russia — 0.0%
Russian Federation:
4.75%, 05/27/26 ............ 4,600 5,231,925
4.25%, 06/23/27 ............ 8,400 9,371,775
14,603,700
Security
Par (000)
Par (000) Value
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia:
4.00%, 04/17/25 ............ USD 1,679 $ 1,852,462
3.25%, 10/26/26 ............ 500 544,375
3.63%, 03/04/28 ............ 505 556,384
4.38%, 04/16/29
(a)
........... 4,141 4,779,749
4.50%, 04/17/30 ............ 3,545 4,176,010
11,908,980
South Africa — 0.2%
Republic of South Africa:
5.88%, 05/30/22 ............ 4,800 5,034,900
7.00%, 02/28/31 ............ ZAR 976,265 58,660,872
8.25%, 03/31/32 ............ 587,803 37,556,109
101,251,881
Spain — 0.3%
Kingdom of Spain
(a)
:
1.25%, 10/31/30 ............ EUR 25,098 32,218,423
0.50%, 10/31/31 ............ 31,527 37,432,038
1.00%, 10/31/50 ............ 33,150 35,492,966
105,143,427
Sri Lanka — 0.0%
Democratic Socialist Republic of Sri
Lanka:
5.75%, 04/18/23 ............ USD 200 148,850
6.85%, 03/14/24 ............ 5,075 3,488,428
6.35%, 06/28/24 ............ 300 205,087
6.13%, 06/03/25 ............ 600 400,988
6.83%, 07/18/26 ............ 1,000 643,938
7.85%, 03/14/29 ............ 300 189,806
7.55%, 03/28/30 ............ 6,337 4,007,360
9,084,457
Ukraine — 0.2%
Ukraine Government Bond:
7.75%, 09/01/22 ............ 406 426,097
7.75%, 09/01/23 ............ 2,868 3,090,270
8.99%, 02/01/24 ............ 7,480 8,295,320
7.75%, 09/01/24 ............ 2,394 2,611,405
7.75%, 09/01/25 ............ 2,813 3,080,235
7.75%, 09/01/25
(a)
........... 3,498 3,830,310
9.75%, 11/01/28 ............ 35,579 42,367,918
7.38%, 09/25/32 ............ 10,614 11,140,057
7.25%, 03/15/33
(a)
........... 8,782 9,132,182
7.25%, 03/15/33 ............ 12,512 13,010,916
96,984,710
United Kingdom — 0.2%
U.K. Treasury Bonds, 3.50%
,
01/22/45 GBP 33,536 67,951,656
Uruguay — 0.0%
Oriental Republic of Uruguay:
4.38%, 10/27/27 ............ USD 1,373 1,577,466
4.98%, 04/20/55 ............ 1,165 1,504,489
3,081,955
Total Foreign Government Obligations — 9.5%
(Cost: $3,739,222,088) ........................... 3,906,174,860

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
Investment Companies — 1.8%
BlackRock Liquid Environmentally
Aware Fund, Class Direct
(s)
..... 368,531,571 $ 368,715,837
Consumer Discretionary Select Sector
SPDR Fund ............... 158,234 28,252,681
Energy Select Sector SPDR Fund .. 72,000 3,878,640
Financial Select Sector SPDR Fund . 1,155,301 42,387,994
Health Care Select Sector SPDR Fund 200,000 25,190,000
Industrial Select Sector SPDR Fund
(g)
614,081 62,881,894
Invesco Senior Loan ETF ........ 1,103,710 24,447,176
iShares China Large-Cap ETF
(s)
.... 446,810 20,700,707
iShares Core U.S. Aggregate Bond
ETF
(s)
................... 24,400 2,814,052
iShares iBoxx $ Investment Grade
Corporate Bond ETF
(g)(s)
....... 84,892 11,406,089
iShares J.P. Morgan USD Emerging
Markets Bond ETF
(s)
.......... 4,443 499,660
iShares Latin America 40 ETF
(s)
.... 536,067 16,896,832
iShares MSCI Brazil ETF
(s)
....... 620,968 25,174,043
iShares MSCI Japan ETF
(g)(s)
...... 220,000 14,858,800
iShares Nasdaq Biotechnology ETF
(g)(s)
29,333 4,800,345
iShares S&P 500 Value ETF
(s)
..... 339,136 50,070,039
SPDR Blackstone Senior Loan ETF . 531,327 24,595,127
SPDR EURO STOXX 50 ETF ..... 127,490 5,970,357
SPDR S&P 500 ETF Trust ........ 9,770 4,182,146
SPDR S&P Oil & Gas Exploration &
Production ETF ............. 45,203 4,370,678
Utilities Select Sector SPDR Fund .. 150,000 9,484,500
VanEck Vectors Semiconductor ETF
(g)
28,000 7,342,720
Total Investment Companies — 1.8%
(Cost: $695,337,537) ............................. 758,920,317
Par (000)
Pa r (000)
Municipal Bonds — 1.5%
Arizona - 0.0%
Arizona Health Facilities Authority
(Banner Health), Series 2007B, RB,
VRDN, 0.94%, 07/01/21
(t)
...... USD 10,240 10,211,978
California - 0.2%
Bay Area Toll Authority
Series 2010S-1, RB,
6.92%, 04/01/40 .......... 12,435 18,848,227
Series 2019F-1, RB,
2.43%, 04/01/26 .......... 6,220 6,589,344
California Pollution Control Financing
Authority (Poseidon Resources
Channelside LP Desalination
Project), Series 2012, RB,
5.00%, 11/21/45
(a)
........... 11,555 12,037,074
California State Public Works Board
(Various Capital Projects), Series
2009G, Sub-Series G-2, RB,
8.36%, 10/01/34 ............ 7,255 11,566,211
California State University, Series
2020B, RB, 2.98%, 11/01/51 .... 10,810 10,976,690
City of Riverside, Series 2010A, RB,
7.61%, 10/01/40 ............ 3,805 5,993,750
Contra Costa Community College
District, Series 2010B, GO,
6.50%, 08/01/34 ............ 3,205 4,565,587
Security
Par (000)
Par (000) Value
California (continued)
San Jose Redevelopment Agency
Successor Agency, Series 2017A-T,
3.18%, 08/01/26 ............ USD 4,575 $ 5,006,240
State of California
Series 2009, GO, 7.50%, 04/01/34 2,155 3,389,427
Series 2009, GO, 7.55%, 04/01/39 4,840 8,213,286
Series 2009, GO, 7.30%, 10/01/39 7,375 11,773,524
Series 2009, GO, 7.35%, 11/01/39 2,270 3,630,457
University of California, Series 2009R,
RB, 5.77%, 05/15/43 ......... 3,960 5,526,378
108,116,195
Colorado - 0.1%
Colorado Health Facilities
Authority, Series 2019A-2, RB,
5.00%, 08/01/44 ............ 13,500 16,786,440
Connecticut - 0.0%
Connecticut State Health & Educational
Facilities Authority (Quinnipiac
University), Series 2015L, RB,
5.00%, 07/01/45 ............ 6,375 7,235,243
State of Connecticut, Series 2017A,
GO, 3.31%, 01/15/26 ......... 2,265 2,491,341
9,726,584
Delaware - 0.0%
University of Delaware, Series 2010A,
RB, 5.87%, 11/01/40 ......... 7,500 10,794,300
District of Columbia - 0.0%
District of Columbia
Series 2015, RB, 5.00%, 07/15/34 3,280 3,892,376
Series 2015, RB, 5.00%, 07/15/35 3,280 3,890,080
7,782,456
Florida - 0.1%
County of Broward Airport System,
Series 2019C, RB, 2.91%, 10/01/32 3,100 3,263,618
County of Miami-Dade
Series 2017D, RB, 3.45%, 10/01/30 2,725 2,970,059
Series 2018C, RB, 4.06%, 10/01/31 4,765 5,431,147
Series 2019E, RB, 2.53%, 10/01/30 7,590 7,906,579
Sumter Landing Community
Development District, Series 2016,
RB, 4.17%, 10/01/47 ......... 2,555 2,867,809
22,439,212
Georgia - 0.0%
Municipal Electric Authority of Georgia,
Series 2010A, RB, 6.66%, 04/01/57 2,382 3,673,425
Idaho - 0.0%
Idaho Health Facilities Authority, Series
2017A, RB, 5.00%, 12/01/47 .... 3,180 3,943,836
Massachusetts - 0.3%
Commonwealth of Massachusetts
Series 2009E, GO, 5.46%, 12/01/39 805 1,122,621
Series 2019H, GO, 2.90%, 09/01/49 1,055 1,110,503
Massachusetts Development Finance
Agency
Series 2016Q, RB, 5.00%, 07/01/47 6,715 8,031,476
Series 2018J-2, RB,
5.00%, 07/01/48 .......... 6,880 8,380,390
Massachusetts Housing Finance
Agency
Series 2014B, RB, 4.30%, 12/01/34 2,965 3,142,900
Series 2014B, RB, 4.50%, 12/01/39 2,425 2,552,846
Series 2014B, RB, 4.60%, 12/01/44 2,575 2,698,832
Series 2014E, RB, 3.80%, 12/01/29 100 106,621
Series 2014E, RB, 4.05%, 12/01/34 105 112,124

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Massachusetts (continued)
Series 2014E, RB, 4.20%, 12/01/39 USD 110 $ 116,772
Series 2015A, RB, 4.25%, 12/01/35 1,630 1,767,898
Series 2015A, RB, 4.35%, 12/01/40 815 877,193
Series 2015A, RB, 4.50%, 12/01/48 2,575 2,755,713
Massachusetts School Building
Authority
Series 2019B, RB, 2.87%, 10/15/31 11,415 12,257,313
Series 2019B, RB, 2.97%, 10/15/32 9,240 9,929,951
54,963,153
Michigan - 0.0%
City of Detroit Sewage Disposal System
(AGM), Series 2006D, RB, VRDN,
0.74%, 07/01/21
(t)
........... 5,685 5,646,923
Michigan Finance Authority
Series 2014, RB, 5.00%, 06/01/39
(u)
4,160 4,731,875
Series 2016, RB, 5.00%, 11/15/28 2,960 3,621,294
Series 2016, RB, 5.00%, 11/15/41 2,620 3,159,091
Michigan State Housing Development
Authority
Series 2018A, RB, 4.00%, 10/01/43 2,710 2,982,924
Series 2018A, RB, 4.05%, 10/01/48 1,250 1,370,713
Series 2018B, RB, 3.55%, 10/01/33 2,830 3,101,312
Royal Oak Hospital Finance Authority
(William Beaumont Hospital
Obligated Group), Series 2014D,
RB, 5.00%, 09/01/39 ......... 4,280 4,765,481
29,379,613
New Jersey - 0.0%
New Jersey Transportation Trust
Fund Authority, Series 2010C, RB,
5.75%, 12/15/28 ............ 3,800 4,481,910
Rutgers The State University of
New Jersey, Series 2019R, RB,
3.27%, 05/01/43 ............ 8,950 9,523,337
14,005,247
New York - 0.4%
New York City Housing Development
Corp.
Series 2018C-1-A, RB,
3.70%, 11/01/38 .......... 2,940 3,142,213
Series 2018C-1-B, RB,
3.85%, 11/01/43 .......... 8,840 9,503,530
New York City Transitional Finance
Authority Future Tax Secured
Series 2017F, Sub-Series F-2, RB,
3.05%, 05/01/27 .......... 12,445 13,611,843
Series 2018, Sub-Series C-4, RB,
3.55%, 05/01/25 .......... 5,665 6,229,121
Series 2019B, Sub-Series B-3, RB,
3.90%, 08/01/31 .......... 12,540 14,198,791
Series 2019C, Sub-Series C-3, RB,
3.35%, 11/01/30 .......... 14,430 15,960,734
New York City Water & Sewer System
Series 2010AA-1, RB,
5.75%, 06/15/41 .......... 1,610 2,391,832
Series 2011AA, RB,
5.44%, 06/15/43 .......... 4,775 7,046,850
New York State Dormitory Authority,
Series 2020F, RB, 3.19%, 02/15/43 4,005 4,334,571
New York State Urban Development
Corp.
Series 2017B, RB, 3.12%, 03/15/25 1,365 1,475,401
Series 2017D, RB, 3.32%, 03/15/29 10,345 11,368,534
Series 2019B, RB, 2.35%, 03/15/27 7,845 8,246,664
Security
Par (000)
Par (000) Value
New York (continued)
New York Transportation Development
Corp.
Series 2016A, RB, 5.00%, 07/01/41 USD 945 $ 1,064,750
Series 2016A, RB, 5.00%, 07/01/46 3,480 3,903,446
Series 2016A, RB, 5.25%, 01/01/50 10,150 11,476,098
Port Authority of New York & New
Jersey, Series 2012-174, RB,
4.46%, 10/01/62 ............ 8,520 11,192,213
State of New York, Series 2019B, GO,
2.80%, 02/15/32 ............ 11,215 12,006,218
State of New York Mortgage
Agency, Series 2014-189, RB,
3.85%, 10/01/34 ............ 1,510 1,561,687
138,714,496
Ohio - 0.1%
American Municipal Power, Inc., Series
2010B, RB, 7.83%, 02/15/41 .... 4,015 6,602,065
Buckeye Tobacco Settlement Financing
Authority, Series 2020B-2, RB,
5.00%, 06/01/55 ............ 10,300 12,047,292
JobsOhio Beverage System, Series
2013B, RB, 3.99%, 01/01/29 .... 12,270 13,894,425
32,543,782
Oregon - 0.1%
Oregon School Boards Association
Series 2002B, GO, 5.55%, 06/30/28 6,710 8,079,645
Series 2003B, GO, 5.68%, 06/30/28 11,965 14,633,674
Series 2005A, GO, 4.76%, 06/30/28 9,715 11,146,311
State of Oregon, Series 2003, GO,
5.89%, 06/01/27 ............ 8,785 10,622,822
44,482,452
Pennsylvania - 0.0%
City of Philadelphia, Series 2017B, RB,
5.00%, 07/01/42 ............ 3,500 4,196,395
Commonwealth Financing Authority,
Series 2016A, RB, 4.14%, 06/01/38 1,580 1,855,979
General Authority of Southcentral
Pennsylvania, Series 2014A, RB,
5.00%, 06/01/44
(u)
........... 2,595 2,950,489
Pennsylvania Turnpike Commission,
Series 2016A-1, RB,
5.00%, 12/01/41 ............ 7,835 9,326,628
18,329,491
Puerto Rico - 0.1%
Puerto Rico Electric Power Authority
(f)(k)
Series 2003NN, RB,
5.50%, 07/01/20 .......... 2,060 2,029,100
Series 2007TT-RSA-1, RB,
5.00%, 07/01/18 .......... 1,915 1,886,275
Series 2008WW, RB,
5.38%, 07/01/24 .......... 1,530 1,494,839
Series 2008WW, RB,
5.25%, 07/01/33 .......... 2,930 2,571,075
Series 2010AAA, RB,
5.25%, 07/01/21 .......... 1,710 1,500,525
Series 2010AAA, RB,
5.25%, 07/01/26 .......... 940 918,398
Series 2010WW-RSA-1, RB,
5.50%, 07/01/38 .......... 6,160 6,018,438
Series 2010ZZ, RB, 5.25%, 07/01/23 500 438,750
Series 2010ZZ, RB, 5.25%, 07/01/26 1,150 1,123,572
Series 2010ZZ-RSA-1, RB,
5.00%, 07/01/18 .......... 1,225 1,206,625
Series 2010ZZ-RSA-1, RB,
5.25%, 07/01/18 .......... 6,255 6,161,175
Series 2012A, RB, 5.00%, 07/01/42 980 859,950

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Puerto Rico (continued)
Series 2012A-RSA-1, RB,
5.00%, 07/01/42 .......... USD 5,820 $ 5,686,252
Series 2012A-RSA-1, RB,
5.05%, 07/01/42 .......... 1,030 1,006,330
Series 2013A-RSA-1, RB,
7.00%, 07/01/43 .......... 7,405 7,393,430
Series 2020CCC, RB,
5.25%, 07/01/28 .......... 1,635 1,434,713
Puerto Rico Sales Tax Financing
Corp., Series 2018A-1, RB,
4.75%, 07/01/53 ............ 2,048 2,322,575
44,052,022
South Carolina - 0.0%
Lexington County Health Services
District, Inc., Series 2016, RB,
5.00%, 11/01/41 ............ 2,995 3,563,960
South Carolina Public Service Authority,
Series 2016D, RB, 2.39%, 12/01/23 818 849,788
4,413,748
Tennessee - 0.0%
Tennessee Housing Development
Agency
Series 2018-3, RB, 3.85%, 07/01/43 1,120 1,210,138
Series 2018-3, RB, 3.95%, 01/01/49 880 958,038
2,168,176
Texas - 0.0%
Dallas/Fort Worth International
Airport, Series 2019A-2, RB,
3.14%, 11/01/45 ............ 2,360 2,497,187
Texas A&M University, Series 2017B,
RB, 2.84%, 05/15/27 ......... 5,965 6,503,461
Texas Municipal Gas Acquisition &
Supply Corp. I, Series 2008D, RB,
6.25%, 12/15/26 ............ 1,680 1,979,510
Texas Private Activity Bond Surface
Transportation Corp., Series 2019,
RB, 5.00%, 06/30/58 ......... 10,000 12,278,500
23,258,658
Virginia - 0.1%
Tobacco Settlement Financing
Corp., Series 2007A-1, RB,
6.71%, 06/01/46 ............ 12,075 12,686,478
Virginia College Building Authority,
Series 2020B, RB, 1.97%, 02/01/32 6,520 6,540,603
Virginia Small Business Financing
Authority (Transform 66 P3 Project),
Series 2017, RB, 5.00%, 12/31/47 2,900 3,520,136
22,747,217
Washington - 0.0%
Central Puget Sound Regional Transit
Authority, Series 2015S-1, RB,
5.00%, 11/01/50 ............ 4,800 5,635,632
Grant County Public Utility District No.
2 (The Priest Rapids Project), Series
2015M, RB, 4.58%, 01/01/40 .... 2,550 3,237,199
8,872,831
Total Municipal Bonds — 1.5%
(Cost: $572,729,737) ............................. 631,405,312
Security
Par (000)
Pa r (000) Value
Non-Agency Mortgage-Backed Securities — 8.1%
Collateralized Mortgage Obligations — 3.9%
Cayman Islands — 0.1%
Prima Capital CRE Securitization Ltd.
(a)
(c)
:
Series 2015-4A, Class C, 4.00%,
08/24/49 ............... USD 3,920 $ 3,848,656
Series 2016-6A, Class C, 4.00%,
08/24/40 ............... 16,840 16,988,192
20,836,848
Netherlands — 0.0%
(b)
Domi BV, Series 2021-1, Class A,
(EURIBOR 3 Month + 0.63%),
0.10%, 06/15/53 ............ EUR 3,256 3,878,025
Dutch Property Finance BV, Series
2021-1, Class B, (EURIBOR 3
Month + 1.10%), 0.57%, 07/28/58 740 879,349
Paragon Mortgages No. 25 plc:
Series 25, Class B, (LIBOR GBP 3
Month + 0.95%), 1.04%, 05/15/50 GBP 3,805 5,248,961
Series 25, Class C, (LIBOR GBP 3
Month + 1.30%), 1.39%, 05/15/50 2,985 4,118,076
14,124,411
United Kingdom — 0.2%
(b)
Atlas Funding plc:
Series 2021-1, Class C, (SONIA3M
IR + 1.70%), 1.75%, 07/25/58 . 125 173,824
Series 2021-1, Class D, (SONIA3M
IR + 2.25%), 2.30%, 07/25/58 . 110 154,266
Canada Square Funding plc:
Series 2021-2, Class A, (SONIA3M
IR + 0.78%), 0.05%, 06/17/58 . 2,064 2,859,856
Series 2021-2, Class B, (SONIA3M
IR + 1.20%), 0.05%, 06/17/58 . 382 528,632
Series 2021-2, Class C, (SONIA3M
IR + 1.60%), 0.05%, 06/17/58 . 102 141,153
CMF plc:
Series 2020-1, Class B, (SONIA1M
IR + 1.00%), 1.05%, 01/16/57 . 220 303,829
Series 2020-1, Class C, (SONIA1M
IR + 1.25%), 1.30%, 01/16/57 . 100 138,104
Finsbury Square:
Series 2021-1GRX, Class AGRN,
(SONIA3M IR + 0.65%), 0.70%,
12/16/67 ............... 2,915 4,037,699
Series 2021-1GRX, Class B,
(SONIA3M IR + 1.00%), 1.05%,
12/16/67 ............... 1,470 2,031,537
Series 2021-1GRX, Class C,
(SONIA3M IR + 1.25%), 1.30%,
12/16/67 ............... 1,045 1,444,252
Finsbury Square plc:
Series 2018-2, Class C, (LIBOR
GBP 3 Month + 2.10%), 2.18%,
09/12/68 ............... 5,982 8,316,946
Series 2018-2, Class D, (LIBOR
GBP 3 Month + 2.60%), 2.68%,
09/12/68 ............... 950 1,324,702
Series 2019-2, Class C, (SONIA3M
IR + 2.05%), 2.10%, 09/16/69 . 385 536,936
Series 2019-2, Class D, (SONIA3M
IR + 2.35%), 2.40%, 09/16/69 . 280 390,881

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2019-3, Class C, (SONIA3M
IR + 2.00%), 2.05%, 12/16/69 . GBP 790 $ 1,103,076
Series 2020-1X, Class C, (SONIA3M
IR + 1.35%), 1.40%, 03/16/70 . 210 289,955
Gemgarto plc:
Series 2018-1, Class C, (SONIA3M
IR + 1.35%), 1.40%, 09/16/65 . 976 1,340,892
Series 2018-1, Class D, (SONIA3M
IR + 1.65%), 1.70%, 09/16/65 . 335 457,591
Series 2021-1X, Class C, (SONIA3M
IR + 1.30%), 1.35%, 12/16/67 . 218 302,563
Great Hall Mortgages No. 1 plc, Series
2007-2X, Class BA, (LIBOR GBP 3
Month + 0.30%), 0.38%, 06/18/39 6,150 8,045,698
Hops Hill No. 1 plc:
Series 1, Class C, (SONIA1M IR +
1.85%), 1.90%, 05/27/54 .... 200 279,070
Series 1, Class D, (SONIA1M IR +
2.35%), 2.40%, 05/27/54 .... 100 140,259
Lanebrook Mortgage Transaction plc,
Series 2020-1, Class C, (SONIA3M
IR + 2.25%), 2.30%, 06/12/57 ... 370 521,419
London Wall Mortgage Capital
plc, Series 2021-FL1, Class A,
(SONIA3M IR + 0.75%), 0.80%,
05/15/51 ................. 2,239 3,105,896
Mortimer BTL plc:
Series 2021-1, Class A, (SONIA3M
IR + 0.70%), 0.75%, 06/23/53 . 2,327 3,215,610
Series 2021-1, Class B, (SONIA3M
IR + 1.10%), 1.15%, 06/23/53 . 334 460,913
Series 2021-1, Class C, (SONIA3M
IR + 1.45%), 1.50%, 06/23/53 . 110 151,798
Newgate Funding plc, Series 2006-1,
Class BB, (EURIBOR 3 Month +
0.28%), 0.00%, 12/01/50 ....... EUR 1,286 1,495,521
Paragon Mortgages No. 12 plc, Series
12X, Class B1B, (EURIBOR 3 Month
+ 0.48%), 0.00%, 11/15/38 ..... 835 968,697
Precise Mortgage Funding plc:
Series 2020-1B, Class B, (SONIA1M
IR + 1.45%), 1.50%, 10/16/56 . GBP 115 159,517
Series 2020-1B, Class C, (SONIA1M
IR + 1.70%), 1.75%, 10/16/56 . 100 138,658
Series 2020-1B, Class D, (SONIA1M
IR + 1.95%), 2.00%, 10/16/56 . 100 137,790
Residential Mortgage Securities 32 plc,
Series 32X, Class C, (SONIA3M IR
+ 2.20%), 2.25%, 06/20/70 ..... 1,025 1,432,135
Residential Mortgage Securities plc:
Series 29, Class B, (LIBOR GBP 3
Month + 1.40%), 1.48%, 12/20/46 10,055 13,922,031
Series 29, Class C, (LIBOR GBP 3
Month + 1.70%), 1.78%, 12/20/46 2,504 3,467,004
Series 30, Class C, (LIBOR GBP 3
Month + 1.70%), 1.78%, 03/20/50 610 844,782
Series 31, Class C, (LIBOR GBP 3
Month + 2.00%), 2.08%, 09/20/65 1,075 1,489,449
Ripon Mortgages plc:
Series 1X, Class B2, (LIBOR GBP 3
Month + 1.20%), 1.28%, 08/20/56 1,991 2,762,225
Series 1X, Class C1, (LIBOR GBP 3
Month + 1.50%), 1.58%, 08/20/56 11,572 16,071,050
RMAC No.2 plc, Series 2018-2, Class
C, (LIBOR GBP 3 Month + 1.85%),
1.93%, 06/12/46 ............ 420 582,865
Security
Par (000)
Par (000) Value
United Kingdom (continued)
RMAC Securities No. 1 plc, Series
2007-NS1X, Class A2A, (LIBOR
GBP 3 Month + 0.15%), 0.23%,
06/12/44 ................. GBP 384 $ 513,394
RMAC Securities No.1 plc:
Series 2006-NS1X, Class M1C,
(EURIBOR 3 Month + 0.25%),
0.00%, 06/12/44 .......... EUR 148 168,588
Series 2007-NS1X, Class M1C,
(EURIBOR 3 Month + 0.27%),
0.00%, 06/12/44 .......... 2,533 2,871,307
Tower Bridge Funding:
Series 2021-1, Class C, (SONIA3M
IR + 1.85%), 1.90%, 07/21/64 . GBP 365 505,626
Series 2021-1, Class D, (SONIA3M
IR + 2.15%), 2.20%, 07/21/64 . 253 352,284
Tower Bridge Funding plc:
Series 2020-1, Class C, (SONIA3M
IR + 2.45%), 2.50%, 09/20/63 . 150 210,083
Series 2020-1, Class D, (SONIA3M
IR + 3.45%), 3.50%, 09/20/63 . 119 167,057
Twin Bridges plc:
Series 2018-1, Class D, (LIBOR
GBP 3 Month + 2.05%), 2.13%,
09/12/50 ............... 843 1,174,970
Series 2019-1, Class C, (LIBOR
GBP 3 Month + 1.70%), 1.78%,
12/12/52 ............... 550 764,098
Series 2019-2, Class C, (SONIA3M
IR + 2.00%), 2.05%, 06/12/53 . 565 787,261
Series 2019-2, Class D, (SONIA3M
IR + 2.60%), 2.65%, 06/12/53 . 250 349,611
Series 2020-1, Class C, (SONIA3M
IR + 2.25%), 2.30%, 12/12/54 . 390 547,840
Series 2020-1, Class D, (SONIA3M
IR + 3.00%), 3.05%, 12/12/54 . 225 317,453
Series 2021-1, Class C, (SONIA3M
IR + 1.60%), 1.65%, 03/12/55 . 436 607,310
Series 2021-1, Class D, (SONIA3M
IR + 2.10%), 2.15%, 03/12/55 . 220 307,079
94,913,042
United States — 3.6%
Ajax Mortgage Loan Trust
(a)
:
Series 2021-C, Class A, 2.12%,
01/25/61
(c)(d)
............. USD 36,083 36,436,671
Series 2021-C, Class B, 3.72%,
01/25/61
(d)
.............. 6,014 5,997,950
Series 2021-C, Class C, 0.00%,
01/25/61 ............... 15,419 10,801,880
AJAX Mortgage Loan Trust
(a)
:
Series 2021-F, Class A, 1.87%,
12/27/60
(d)
.............. 108,721 108,387,888
Series 2021-F, Class B, 3.75%,
12/27/60
(d)
.............. 11,970 11,952,255
Series 2021-F, Class C, 0.00%,
12/27/60 ............... 22,443 19,170,782
Series 2021-G, Class A, 1.97%,
06/25/61
(b)
.............. 110,061 109,379,228
Series 2021-G, Class B, 3.75%,
06/25/61
(b)
.............. 15,230 15,119,100
Series 2021-G, Class C, 0.00%,
06/25/61 ............... 28,555 26,321,503

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Alternative Loan Trust:
Series 2005-72, Class A3, (LIBOR
USD 1 Month + 0.60%), 0.69%,
01/25/36
(b)
.............. USD 2,441 $ 2,332,613
Series 2005-22T1, Class A1, (LIBOR
USD 1 Month + 0.35%), 0.44%,
06/25/35
(b)
.............. 8,762 7,364,033
Series 2006-11CB, Class 3A1,
6.50%, 05/25/36 .......... 4,101 2,944,210
Series 2006-15CB, Class A1, 6.50%,
06/25/36 ............... 746 557,246
Series 2006-23CB, Class 2A5,
(LIBOR USD 1 Month + 0.40%),
0.49%, 08/25/36
(b)
......... 8,015 1,465,458
Series 2006-34, Class A3, (LIBOR
USD 1 Month + 0.70%), 0.79%,
11/25/46
(b)
.............. 5,530 2,182,337
Series 2006-45T1, Class 2A2,
6.00%, 02/25/37 .......... 2,736 2,038,523
Series 2006-J7, Class 2A1, (Cost
of Funds for the 11th District of
San Francisco + 1.50%), 1.84%,
11/20/46
(b)
.............. 5,173 3,886,650
Series 2006-OA11, Class A4,
(LIBOR USD 1 Month + 0.38%),
0.47%, 09/25/46
(b)
......... 3,633 3,404,148
Series 2006-OA14, Class 1A1,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
+ 1.73%), 1.85%, 11/25/46
(b)
.. 12,535 10,849,340
Series 2006-OA16, Class A4C,
(LIBOR USD 1 Month + 0.68%),
0.77%, 10/25/46
(b)
......... 10,812 7,970,659
Series 2006-OA21, Class A1,
(LIBOR USD 1 Month + 0.19%),
0.28%, 03/20/47
(b)
......... 4,549 3,912,123
Series 2006-OC7, Class 2A3,
(LIBOR USD 1 Month + 0.50%),
0.59%, 07/25/46
(b)
......... 7,129 6,633,264
Series 2006-OC10, Class 2A3,
(LIBOR USD 1 Month + 0.46%),
0.55%, 11/25/36
(b)
......... 4,203 3,911,164
Series 2007-25, Class 1A3, 6.50%,
11/25/37 ............... 23,204 15,578,351
Series 2007-3T1, Class 1A1, 6.00%,
04/25/37 ............... 811 535,217
Series 2007-9T1, Class 1A1, 6.00%,
05/25/37 ............... 4,389 2,919,952
Series 2007-OA3, Class 1A1,
(LIBOR USD 1 Month + 0.14%),
0.23%, 04/25/47
(b)
......... 4,188 3,788,198
Series 2007-OA3, Class 2A2,
(LIBOR USD 1 Month + 0.18%),
0.27%, 04/25/47
(b)
......... 27 333
Series 2007-OA8, Class 2A1,
(LIBOR USD 1 Month + 0.18%),
0.27%, 06/25/47
(b)
......... 817 659,765
Series 2007-OH2, Class A2A,
(LIBOR USD 1 Month + 0.24%),
0.33%, 08/25/47
(b)
......... 1,011 990,653
American Home Mortgage Assets
Trust
(b)
:
Series 2006-3, Class 2A11,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
+ 0.94%), 1.06%, 10/25/46 ... 3,094 2,517,368
Security
Par (000)
Par (000) Value
United States (continued)
Series 2006-4, Class 1A12, (LIBOR
USD 1 Month + 0.21%), 0.30%,
10/25/46 ............... USD 6,674 $ 4,389,051
Series 2006-5, Class A1, (Federal
Reserve US 12 Month
Cumulative Average 1 Year CMT
+ 0.92%), 1.04%, 11/25/46 ... 11,276 4,780,807
Angel Oak Mortgage Trust
(a)(b)
:
Series 2019-2, Class B2, 6.29%,
03/25/49 ............... 1,284 1,318,997
Series 2019-5, Class B1, 3.96%,
10/25/49 ............... 715 717,229
APS Resecuritization Trust
(a)(b)
:
Series 2016-1, Class 1MZ, 3.82%,
07/31/57 ............... 19,609 7,029,679
Series 2016-3, Class 3A, (LIBOR
USD 1 Month + 2.85%), 2.94%,
09/27/46 ............... 10,925 10,933,612
Series 2016-3, Class 4A, (LIBOR
USD 1 Month + 2.60%), 2.69%,
04/27/47 ............... 1,362 1,360,402
Banc of America Funding Trust
(a)(b)
:
Series 2014-R2, Class 1C, 0.00%,
11/26/36 ............... 9,959 2,779,294
Series 2016-R2, Class 1A1, 4.70%,
05/01/33 ............... 3,791 3,655,301
BCAP LLC Trust, Series 2011-RR5,
Class 11A5, (LIBOR USD 1 Month +
0.15%), 0.39%, 05/28/36
(a)(b)
.... 6,581 6,385,800
Bear Stearns ALT-A Trust
(b)
:
Series 2006-6, Class 1A1, (LIBOR
USD 1 Month + 0.32%), 0.41%,
11/25/36 ............... 2,629 2,475,463
Series 2007-1, Class 1A1, (LIBOR
USD 1 Month + 0.32%), 0.41%,
01/25/47 ............... 2,254 2,088,595
Bear Stearns Asset-Backed Securities
I Trust
(d)
:
Series 2005-AC9, Class A5, 6.25%,
12/25/35 ............... 2,725 2,460,796
Series 2006-AC1, Class 1A2, 6.25%,
02/25/36 ............... 4,282 3,740,839
Bear Stearns Mortgage Funding Trust
(b)
:
Series 2006-SL1, Class A1, (LIBOR
USD 1 Month + 0.28%), 0.37%,
08/25/36 ............... 2,282 2,248,835
Series 2007-AR2, Class A1, (LIBOR
USD 1 Month + 0.17%), 0.26%,
03/25/37 ............... 140 131,619
Series 2007-AR3, Class 1A1,
(LIBOR USD 1 Month + 0.14%),
0.23%, 03/25/37 .......... 2,056 1,948,716
Series 2007-AR4, Class 2A1,
(LIBOR USD 1 Month + 0.21%),
0.30%, 06/25/37 .......... 1,509 1,471,887
Central Park Funding Trust, Series
2021-2, Class PT, (LIBOR USD 1
Month + 3.00%), 3.09%, 10/27/22
(a)(b)
1,082 1,081,148
Chase Mortgage Finance Trust,
Series 2007-S6, Class 1A1, 6.00%,
12/25/37 ................. 55,836 35,147,231
CHL Mortgage Pass-Through Trust:
Series 2005-22, Class 2A1, 2.61%,
11/25/35
(b)
.............. 1,272 1,210,954

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Series 2006-OA4, Class A1,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
+ 0.96%), 1.08%, 04/25/46
(b)
.. USD 30,064 $ 12,466,358
Series 2006-OA5, Class 3A1,
(LIBOR USD 1 Month + 0.40%),
0.49%, 04/25/46
(b)
......... 1,499 1,406,834
Series 2007-15, Class 2A2, 6.50%,
09/25/37 ............... 14,742 8,467,774
Citicorp Mortgage Securities Trust:
Series 2007-9, Class 1A1, 6.25%,
12/25/37 ............... 4,011 3,641,668
Series 2008-2, Class 1A1, 6.50%,
06/25/38 ............... 5,737 5,114,227
Citigroup Mortgage Loan Trust
(a)(b)
:
Series 2019-IMC1, Class B1, 3.97%,
07/25/49 ............... 1,990 2,018,185
Series 2019-IMC1, Class B2, 5.41%,
07/25/49 ............... 5,580 5,746,375
CitiMortgage Alternative Loan Trust,
Series 2007-A6, Class 1A11, 6.00%,
06/25/37 ................. 1,180 1,184,073
Credit Suisse Mortgage Capital
Certificates
(a)
:
Series 2009-12R, Class 3A1, 6.50%,
10/27/37 ............... 21,078 11,750,528
Series 2021-JR1, Class A1, 2.46%,
09/27/66
(b)
.............. 92,175 92,147,922
Series 2021-JR1, Class A2, 3.50%,
09/27/66
(b)(c)
............. 2,245 2,159,678
Series 2021-JR1, Class B2, 34.61%,
09/27/66
(b)(c)
............. 3,918 3,382,275
Series 2021-JR1, Class PT2, 0.00%,
07/26/60
(b)(c)
............. 4,058 1,592,783
CSFB Mortgage-Backed Pass-Through
Certificates, Series 2005-10, Class
10A1, (LIBOR USD 1 Month +
1.35%), 1.44%, 11/25/35
(b)
...... 3,292 607,194
CSMC Trust
(a)
:
Series 2014-4R, Class 16A3,
(LIBOR USD 1 Month + 0.20%),
0.29%, 02/27/36
(b)(c)
........ 2,793 2,639,345
Series 2014-9R, Class 9A1, (LIBOR
USD 1 Month + 0.12%), 0.21%,
08/27/36
(b)
.............. 3,612 3,346,524
Series 2014-11R, Class 16A1,
3.16%, 09/27/47
(b)
......... 2,352 2,409,063
Series 2015-4R, Class 1A4, (LIBOR
USD 1 Month + 0.15%), 0.24%,
10/27/36
(b)
.............. 6,505 5,287,357
Series 2017-2, Class CERT, 0.00%,
02/01/47
(c)
.............. 6,295 5,854,789
Deephaven Residential Mortgage Trust,
Series 2020-1, Class B2, 4.54%,
01/25/60
(a)(b)
............... 2,341 2,374,701
Deutsche Alt-A Securities Mortgage
Loan Trust, Series 2007-OA4,
Class A2A, (LIBOR USD 1 Month +
0.17%), 0.26%, 08/25/47
(b)
..... 2,785 2,985,586
Deutsche Alt-A Securities, Inc., Series
2007-RS1, Class A2, (LIBOR USD 1
Month + 0.50%), 0.59%, 01/27/37
(a)(b)
81 78,693
Deutsche Alt-B Securities Mortgage
Loan Trust
(b)
:
Series 2006-AB3, Class A3, 6.51%,
07/25/36 ............... 1,120 1,100,985
Security
Par (000)
Par (000) Value
United States (continued)
Series 2006-AB3, Class A8, (LIBOR
USD 1 Month + 0.00%), 6.36%,
07/25/36 ............... USD 712 $ 700,116
Federal Home Loan Mortgage Corp.
STACR REMIC Trust Variable Rate
Notes
(a)(b)
:
Series 2020-DNA4, Class M2,
(LIBOR USD 1 Month + 3.75%),
3.84%, 08/25/50 .......... 4,238 4,283,994
Series 2020-DNA5, Class B1,
(SOFR30A + 4.80%), 4.82%,
10/25/50 ............... 1,640 1,741,221
Series 2020-DNA6, Class B1,
(SOFR30A + 3.00%), 3.02%,
12/25/50 ............... 6,290 6,337,204
Series 2021-DNA1, Class B1,
(SOFR30A + 2.65%), 2.67%,
01/25/51 ............... 14,757 14,619,652
Series 2021-DNA1, Class B2,
(SOFR30A + 4.75%), 4.77%,
01/25/51 ............... 9,010 9,236,905
Series 2021-DNA3, Class B1,
(SOFR30A + 3.50%), 3.52%,
10/25/33 ............... 13,120 13,614,737
Series 2021-HQA1, Class B1,
(SOFR30A + 3.00%), 3.02%,
08/25/33 ............... 15,276 15,275,642
Series 2021-HQA1, Class B2,
(SOFR30A + 5.00%), 5.02%,
08/25/33 ............... 9,179 9,271,083
Series 2021-HQA2, Class B1,
(SOFR30A + 3.15%), 3.17%,
12/25/33 ............... 6,508 6,556,279
Federal Home Loan Mortgage Corp.
Structured Agency Credit Risk Debt
Variable Rate Notes
(a)(b)
:
Series 2021-DNA2, Class B1,
(SOFR30A + 3.40%), 3.42%,
08/25/33 ............... 12,560 12,934,101
Series 2021-DNA2, Class B2,
(SOFR30A + 6.00%), 6.02%,
08/25/33 ............... 11,360 12,745,793
GCAT Trust, Series 2020-NQM2, Class
B1, 4.85%, 04/25/65
(a)(b)
....... 4,430 4,618,617
GreenPoint Mortgage Funding Trust,
Series 2006-AR2, Class 4A1,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT +
2.00%), 2.12%, 03/25/36
(b)
..... 2,220 2,196,321
GS Mortgage-Backed Securities Corp.
Trust
(a)(b)
:
Series 2019-PJ2, Class B4, 4.46%,
11/25/49 ............... 2,609 2,719,548
Series 2020-PJ2, Class B4, 3.60%,
07/25/50 ............... 1,893 1,927,831
GSMPS Mortgage Loan Trust
(a)(b)
:
Series 2005-RP1, Class 1AF,
(LIBOR USD 1 Month + 0.35%),
0.44%, 01/25/35 .......... 3,606 3,306,316
Series 2005-RP2, Class 1AF,
(LIBOR USD 1 Month + 0.35%),
0.44%, 03/25/35 .......... 4,249 3,964,305
Series 2006-RP1, Class 1AF1,
(LIBOR USD 1 Month + 0.35%),
0.44%, 01/25/36 .......... 3,387 2,815,203

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
GSR Mortgage Loan Trust:
Series 2005-AR1, Class 2A1, 2.74%,
01/25/35
(b)
.............. USD 496 $ 504,830
Series 2007-1F, Class 2A4, 5.50%,
01/25/37 ............... 344 400,425
Series 2007-OA2, Class 2A1,
2.33%, 06/25/47
(b)
......... 1,991 1,626,497
HarborView Mortgage Loan Trust
(b)
:
Series 2006-12, Class 1A1A,
(LIBOR USD 1 Month + 0.21%),
0.30%, 12/19/36 .......... 25,732 24,080,165
Series 2007-4, Class 2A2, (LIBOR
USD 1 Month + 0.25%), 0.35%,
07/19/47 ............... 1,660 1,518,896
Homeward Opportunities Fund I Trust,
Series 2020-2, Class B1, 5.45%,
05/25/65
(a)(b)
............... 6,360 6,706,277
Impac Secured Assets Trust, Series
2006-3, Class A1, (LIBOR USD 1
Month + 0.17%), 0.26%, 11/25/36
(b)
2,726 2,514,161
Imperial Fund Mortgage Trust, Series
2020-NQM1, Class A3, 2.05%,
10/25/55
(a)(b)
............... 3,575 3,587,346
IndyMac INDX Mortgage Loan Trust
(b)
:
Series 2006-AR15, Class A1,
(LIBOR USD 1 Month + 0.24%),
0.33%, 07/25/36 .......... 857 809,478
Series 2006-AR35, Class 1A1A,
(LIBOR USD 1 Month + 0.18%),
0.27%, 01/25/37 .......... 5,235 5,296,246
Series 2007-AR19, Class 3A1,
3.12%, 09/25/37 .......... 5,671 3,972,233
Series 2007-FLX5, Class 2A2,
(LIBOR USD 1 Month + 0.24%),
0.33%, 08/25/37 .......... 2,197 2,044,881
JPMorgan Alternative Loan Trust,
Series 2007-A2, Class 2A1, 3.31%,
05/25/37
(b)
................ 1,189 1,104,577
JPMorgan Madison Avenue Securities
Trust, Series 2014-CH1, Class M2,
(LIBOR USD 1 Month + 4.25%),
4.34%, 11/25/24
(a)(b)
.......... 1,953 1,927,397
JPMorgan Mortgage Trust
(b)
:
Series 2007-A1, Class 4A1, 2.73%,
07/25/35 ............... 19 19,468
Series 2014-OAK4, Class B4,
3.90%, 09/25/44
(a)
......... 489 488,832
Series 2021-4, Class B1, 2.90%,
08/25/51
(a)
.............. 29,208 30,105,263
Series 2021-4, Class B2, 2.90%,
08/25/51
(a)
.............. 7,402 7,611,300
Series 2021-4, Class B3, 2.90%,
08/25/51
(a)
.............. 6,993 6,829,450
Legacy Mortgage Asset Trust
(a)
:
Series 2020-GS5, Class A1, 3.25%,
06/25/60 ............... 6,547 6,670,467
Series 2020-SL1, Class A, 2.73%,
01/25/60
(d)
.............. 6,576 6,632,016
Series 2021-GS2, Class A1, 1.75%,
04/25/61
(d)
.............. 44,974 45,020,265
Lehman XS Trust, Series 2007-16N,
Class AF2, (LIBOR USD 1 Month +
0.95%), 1.04%, 09/25/47
(b)
..... 5,288 5,539,082
LHOME Mortgage Trust, Series 2019-
RTL1, Class A1, 4.58%, 10/25/23
(a)(d)
1,436 1,437,980
Security
Par (000)
Par (000) Value
United States (continued)
MASTR Resecuritization Trust, Series
2008-3, Class A1, 0.53%, 08/25/37
(a)
(b)
...................... USD 1,980 $ 1,064,063
MCM Trust
(a)
:
Series 2018-NPL1, Class B, 0.09%,
05/28/58 ............... 8,648 3,915,405
Series 2018-NPL2, Class B, 0.00%,
10/25/28 ............... 13,660 6,966,519
Mello Warehouse Securitization Trust
(a)
(b)
:
Series 2020-2, Class F, (LIBOR
USD 1 Month + 3.25%), 3.34%,
11/25/53 ............... 3,500 3,503,530
Series 2021-2, Class E, (LIBOR
USD 1 Month + 2.75%), 2.84%,
04/25/55 ............... 2,010 2,012,393
Merrill Lynch Alternative Note Asset
Trust, Series 2007-OAR2, Class
A2, (LIBOR USD 1 Month + 0.42%),
0.51%, 04/25/37
(b)
........... 4,589 4,522,077
MFA Trust
(a)(b)
:
Series 2020-NQM1, Class A3,
2.30%, 08/25/49 .......... 743 753,101
Series 2021-NQM1, Class B1,
3.51%, 04/25/65 .......... 6,050 6,055,715
Morgan Stanley Resecuritization Trust,
Series 2013-R7, Class 1B, (LIBOR
USD 1 Month + 0.16%), 0.41%,
12/26/46
(a)(b)
............... 1,639 1,608,331
Mortgage Loan Resecuritization Trust,
Series 2009-RS1, Class A85,
(LIBOR USD 1 Month + 0.34%),
0.43%, 04/16/36
(a)(b)
.......... 10,154 9,388,644
NACC Reperforming Loan REMIC
Trust
(a)
:
Series 2004-R1, Class A1, 6.50%,
03/25/34 ............... 4,150 4,160,415
Series 2004-R1, Class A2, 7.50%,
03/25/34 ............... 953 979,713
New Residential Mortgage Loan Trust
(a)
(b)
:
Series 2019-2A, Class A1, 4.25%,
12/25/57 ............... 3,417 3,594,614
Series 2020-RPL1, Class B3, 3.90%,
11/25/59 ............... 10,258 9,362,544
Series 2020-RPL2, Class A1, 3.58%,
08/25/25 ............... 20,330 20,707,824
Nomura Asset Acceptance Corp.
Alternative Loan Trust:
Series 2001-R1A, Class A, 7.00%,
02/19/30
(a)(b)
............. 1,035 1,058,357
Series 2006-AF1, Class 1A4, 7.13%,
05/25/36
(d)
.............. 1,687 537,152
Series 2007-2, Class A4, (LIBOR
USD 1 Month + 0.42%), 0.51%,
06/25/37
(b)
.............. 916 779,606
NYMT Loan Trust, Series 2020-SP2,
Class A1, 2.94%, 10/25/60
(a)(b)
... 29,001 29,170,310
Provident Funding Mortgage
Warehouse Securitization Trust,
Series 2021-1, Class F, (LIBOR
USD 1 Month + 4.50%), 4.59%,
02/25/55
(a)(b)
............... 4,260 4,258,391
PRPM LLC
(a)(d)
:
Series 2020-3, Class A1, 2.86%,
09/25/25 ............... 36,305 36,497,644

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Series 2020-5, Class A1, 3.10%,
11/25/25 ............... USD 28,657 $ 28,847,376
Series 2021-4, Class A1, 1.87%,
04/25/26 ............... 8,754 8,740,638
RALI Trust, Series 2007-QH9, Class
A1, 1.40%, 11/25/37
(b)
......... 781 743,722
RCKT Mortgage Trust, Series 2020-1,
Class B4, 3.52%, 02/25/50
(a)(b)
... 1,727 1,760,140
Reperforming Loan REMIC Trust
(a)(b)
:
Series 2005-R2, Class 1AF1,
(LIBOR USD 1 Month + 0.34%),
0.43%, 06/25/35 .......... 1,813 1,737,849
Series 2005-R3, Class AF, (LIBOR
USD 1 Month + 0.40%), 0.49%,
09/25/35 ............... 2,668 2,372,471
Residential Mortgage Loan Trust,
Series 2019-3, Class B2, 5.66%,
09/25/59
(a)(b)
............... 5,100 5,327,441
RFMSI Series Trust, Series 2006-SA2,
Class 2A1, 4.46%, 08/25/36
(b)
... 9,927 8,136,246
Seasoned Credit Risk Transfer Trust,
Series 2018-1, Class BX, 2.22%,
05/25/57
(b)
................ 1,424 746,590
Seasoned Loans Structured
Transaction Trust, Series 2020-2,
Class M1, 4.75%, 09/25/60
(a)(b)
... 24,922 26,062,003
Sequoia Mortgage Trust, Series 2007-3,
Class 2AA1, 2.95%, 07/20/37
(b)
.. 2,467 2,256,867
STARM Mortgage Loan Trust, Series
2007-2, Class 3A3, 2.36%,
04/25/37
(b)
................ 604 460,591
Starwood Mortgage Residential Trust,
Series 2020-3, Class B1, 4.75%,
04/25/65
(a)(b)
............... 4,942 5,115,388
Station Place Securitization Trust
(a)(b)
:
Series 2021-WL1, Class E, (LIBOR
USD 1 Month + 2.00%), 2.09%,
01/26/54 ............... 3,000 2,998,598
Series 2021-WL1, Class F, (LIBOR
USD 1 Month + 2.50%), 2.59%,
01/26/54 ............... 3,225 3,223,503
Structured Adjustable Rate Mortgage
Loan Trust
(b)
:
Series 2005-11, Class 1A1, 2.86%,
05/25/35 ............... 970 819,623
Series 2006-3, Class 4A, 3.05%,
04/25/36 ............... 1,826 1,386,535
Structured Asset Mortgage Investments
II Trust
(b)
:
Series 2006-AR2, Class A1, (LIBOR
USD 1 Month + 0.46%), 0.55%,
02/25/36 ............... 2,189 2,045,199
Series 2006-AR4, Class 3A1,
(LIBOR USD 1 Month + 0.38%),
0.47%, 06/25/36 .......... 4,874 4,570,889
Series 2006-AR5, Class 2A1,
(LIBOR USD 1 Month + 0.42%),
0.51%, 05/25/46 .......... 1,409 1,252,772
Structured Asset Securities Corp.
Mortgage Loan Trust, Series 2006-
RF4, Class 2A1, 6.00%, 10/25/36
(a)
2,480 1,882,247
Texas Capital Bank NA,   (LIBOR
USD 3 Month + 4.50%), 4.65%,
09/30/24
(a)(b)
............... 33,200 33,204,183
Security
Par (000)
Par (000) Value
United States (continued)
Thornburg Mortgage Securities Trust,
Series 2006-3, Class A1, (LIBOR
USD 1 Month + 0.10%), 2.11%,
06/25/46
(b)
................ USD 3,822 $ 3,259,808
TVC DSCR, Series 2021-1, Class A,
0.00%, 02/25/51
(c)
........... 24,267 24,266,848
TVC Holding,   0.00%, 02/01/51
(c)
... 6,067 7,719,891
TVC Mortgage Trust, Series 2020-
RTL1, Class A1, 3.47%, 09/25/24
(a)
3,880 3,909,595
Verus Securitization Trust
(a)(b)
:
Series 2019-4, Class B1, 3.86%,
11/25/59 ............... 1,400 1,420,070
Series 2019-INV2, Class M1, 3.50%,
07/25/59 ............... 1,415 1,439,222
Series 2020-5, Class M1, 2.60%,
05/25/65 ............... 3,834 3,866,839
Visio Trust
(a)(b)
:
Series 2019-2, Class B1, 3.91%,
11/25/54 ............... 1,825 1,867,817
Series 2020-1, Class M1, 4.45%,
08/25/55 ............... 1,900 1,998,610
Vista Point Securitization Trust
(a)(b)
:
Series 2020-1, Class B1, 5.38%,
03/25/65 ............... 1,800 1,884,162
Series 2020-2, Class B1, 4.90%,
04/25/65 ............... 1,160 1,220,369
WaMu Mortgage Pass-Through
Certificates Trust
(b)
:
Series 2006-AR5, Class A1A,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
+ 0.99%), 1.11%, 06/25/46 ... 417 405,464
Series 2007-OA5, Class 1A,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
+ 0.75%), 0.87%, 06/25/47 ... 9,041 8,596,823
Series 2007-OA5, Class 2A, (Cost
of Funds for the 11th District of
San Francisco + 1.25%), 1.59%,
06/25/47 ............... 3,046 2,710,774
Washington Mutual Mortgage Pass-
Through Certificates WMALT Trust:
Series 2005-9, Class 5A6, (LIBOR
USD 1 Month + 0.55%), 0.64%,
11/25/35
(b)
.............. 826 575,306
Series 2005-9, Class 5A9, 5.50%,
11/25/35 ............... 336 310,838
Series 2006-1, Class 4CB, 6.50%,
02/25/36 ............... 2,758 2,436,387
Series 2006-4, Class 1A1, 6.00%,
04/25/36 ............... 4,661 4,708,542
Series 2006-4, Class 3A1, 6.50%,
05/25/36
(d)
.............. 4,102 4,068,559
Series 2006-4, Class 3A5, 6.35%,
05/25/36
(d)
.............. 1,090 1,081,433
Series 2007-OA1, Class 2A,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
+ 0.72%), 0.84%, 12/25/46
(b)
.. 6,941 6,108,343
Western Alliance Cln,   (LIBOR USD 3
Month + 5.50%), 5.65%, 12/28/24
(b)
102,400 102,400,000
1,481,283,353
1,611,157,654

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities — 3.9%
Cayman Islands — 0.0%
(a)
PFP Ltd.
(b)
:
Series 2019-5, Class A, (LIBOR
USD 1 Month + 0.97%), 1.04%,
04/14/36 ............... USD 1,328 $ 1,327,074
Series 2019-5, Class AS, (LIBOR
USD 1 Month + 1.42%), 1.49%,
04/14/36 ............... 2,140 2,137,432
Prima Capital CRE Securitization 2020-
VIII Ltd., Series 2020-8A, Class C,
3.00%, 12/01/70
(c)
........... 8,140 7,562,874
11,027,380
Ireland — 0.1%
Agora Securities DAC,   1.25%,
08/17/31 ................. 1,262 1,745,725
Last Mile Securities PE DAC
(b)
:
Series 2021-1X, Class B, (EURIBOR
3 Month + 1.20%), 1.20%,
08/17/31 ............... EUR 939 1,115,340
Series 2021-1X, Class C, (EURIBOR
3 Month + 1.60%), 1.60%,
08/17/31 ............... 1,061 1,254,864
Pearl Finance 2020 DAC
(b)
:
Series 2020-1, Class A2, (EURIBOR
3 Month + 1.90%), 1.90%,
11/17/32 ............... 1,195 1,418,048
Series 2020-1, Class B, (EURIBOR
3 Month + 2.50%), 2.50%,
11/17/32 ............... 1,435 1,702,508
River Green Finance 2020 DAC
(b)
:
Series 2020-1, Class B, (EURIBOR
3 Month + 1.05%), 1.05%,
01/22/32 ............... 553 652,166
Series 2020-1, Class C, (EURIBOR
3 Month + 1.40%), 1.40%,
01/22/32 ............... 331 389,819
Scorpio European Loan Conduit No. 34
DAC, Series 34A, Class C, (LIBOR
GBP 3 Month + 2.10%), 2.19%,
05/17/29
(a)(b)
............... GBP 2,747 3,784,273
Taurus FR DAC
(b)
:
Series 2019-1FR, Class B,
(EURIBOR 3 Month + 1.45%),
1.45%, 02/02/31 .......... EUR 379 450,250
Series 2019-1FR, Class C,
(EURIBOR 3 Month + 1.95%),
1.95%, 02/02/31 .......... 402 477,527
Taurus UK DAC
(b)
:
Series 2019-UK2, Class B, (LIBOR
GBP 3 Month + 1.80%), 1.89%,
11/17/29 ............... GBP 3,524 4,883,958
Series 2019-UK2, Class C, (LIBOR
GBP 3 Month + 2.10%), 2.19%,
11/17/29 ............... 2,178 3,014,145
Series 2021-UK1X, Class B,
(SONIO/N + 1.30%), 1.35%,
05/17/31 ............... 886 1,228,282
Series 2021-UK1X, Class C,
(SONIO/N + 1.65%), 1.70%,
05/17/31 ............... 540 746,894
Security
Par (000)
Par (000) Value
Ireland (continued)
Series 2021-UK1X, Class D,
(SONIO/N + 2.60%), 2.65%,
05/17/31 ............... GBP 551 $ 763,841
23,627,640
Italy — 0.0%
Taurus IT SRL, Series 2018-IT1, Class
A, (EURIBOR 3 Month + 1.00%),
1.00%, 05/18/30
(b)
........... EUR 1,378 1,626,119
United Kingdom — 0.0%
(b)
Canary Wharf Finance II plc:
Series II, Class C2, (LIBOR GBP 3
Month + 1.38%), 1.46%, 10/22/37 GBP 2,100 2,358,057
Series II, Class D2, (LIBOR GBP 3
Month + 2.10%), 2.19%, 10/22/37 14,689 16,480,422
Sage AR Funding No. 1 plc, Series
1X, Class C, (SONIO/N + 2.15%),
2.20%, 11/17/30 ............ 535 742,241
19,580,720
United States — 3.8%
1211 Avenue of the Americas Trust
(a)(b)
:
Series 2015-1211, Class C, 4.28%,
08/10/35 ............... USD 1,100 1,186,385
Series 2015-1211, Class D, 4.28%,
08/10/35 ............... 1,530 1,619,465
Series 2015-1211, Class E, 4.28%,
08/10/35 ............... 2,360 2,410,005
245 Park Avenue Trust
(a)(b)
:
Series 2017-245P, Class D, 3.78%,
06/05/37 ............... 1,100 1,145,057
Series 2017-245P, Class E, 3.78%,
06/05/37 ............... 5,691 5,542,507
280 Park Avenue Mortgage Trust
(a)(b)
:
Series 2017-280P, Class D, (LIBOR
USD 1 Month + 1.54%), 1.61%,
09/15/34 ............... 3,660 3,655,607
Series 2017-280P, Class E, (LIBOR
USD 1 Month + 2.12%), 2.19%,
09/15/34 ............... 15,305 15,112,749
Series 2017-280P, Class F, (LIBOR
USD 1 Month + 2.83%), 2.90%,
09/15/34 ............... 1,370 1,335,595
Alen Mortgage Trust, Series 2021-
ACEN, Class D, (LIBOR USD 1
Month + 3.10%), 3.17%, 04/15/34
(a)(b)
4,827 4,828,449
Arbor Multifamily Mortgage Securities
Trust, Series 2020-MF1, Class E,
1.75%, 05/15/53
(a)
........... 1,165 968,552
Ashford Hospitality Trust, Series
2018-ASHF, Class D, (LIBOR USD 1
Month + 2.10%), 2.17%, 04/15/35
(a)(b)
2,013 2,005,308
Atrium Hotel Portfolio Trust
(a)(b)
:
Series 2017-ATRM, Class D, (LIBOR
USD 1 Month + 1.95%), 2.02%,
12/15/36 ............... 12,415 12,321,288
Series 2017-ATRM, Class E, (LIBOR
USD 1 Month + 3.05%), 3.12%,
12/15/36 ............... 1,463 1,397,891
BAMLL Commercial Mortgage
Securities Trust
(a)(b)
:
Series 2015-200P, Class F, 3.72%,
04/14/33 ............... 5,531 5,670,501

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Series 2016-ISQ, Class C, 3.73%,
08/14/34 ............... USD 1,530 $ 1,609,978
Series 2017-SCH, Class AF, (LIBOR
USD 1 Month + 1.00%), 1.07%,
11/15/33 ............... 250 244,598
Series 2017-SCH, Class BF, (LIBOR
USD 1 Month + 1.40%), 1.47%,
11/15/33 ............... 6,440 6,273,006
Series 2017-SCH, Class CL, (LIBOR
USD 1 Month + 1.50%), 1.57%,
11/15/32 ............... 2,560 2,223,309
Series 2017-SCH, Class DL, (LIBOR
USD 1 Month + 2.00%), 2.07%,
11/15/32 ............... 5,070 4,212,308
Series 2018-DSNY, Class C, (LIBOR
USD 1 Month + 1.35%), 1.42%,
09/15/34 ............... 590 589,292
Series 2018-DSNY, Class D, (LIBOR
USD 1 Month + 1.70%), 1.77%,
09/15/34 ............... 4,862 4,843,478
BANK:
Series 2020-BN28, Class D, 2.50%,
03/15/63
(a)
.............. 1,000 908,405
Series 2021-BN32, Class A5, 2.64%,
04/15/54 ............... 3,600 3,786,046
Bayview Commercial Asset Trust
(a)(b)
:
Series 2005-3A, Class A1, (LIBOR
USD 1 Month + 0.48%), 0.57%,
11/25/35 ............... 4,150 3,931,794
Series 2005-4A, Class A1, (LIBOR
USD 1 Month + 0.45%), 0.54%,
01/25/36 ............... 7,642 7,328,971
Series 2005-4A, Class A2, (LIBOR
USD 1 Month + 0.59%), 0.68%,
01/25/36 ............... 185 178,184
Series 2005-4A, Class M1, (LIBOR
USD 1 Month + 0.68%), 0.77%,
01/25/36 ............... 494 477,240
Series 2006-1A, Class A2, (LIBOR
USD 1 Month + 0.54%), 0.63%,
04/25/36 ............... 713 675,449
Series 2006-2A, Class A2, (LIBOR
USD 1 Month + 0.42%), 0.51%,
07/25/36 ............... 1,369 1,317,812
Series 2006-3A, Class A1, (LIBOR
USD 1 Month + 0.25%), 0.34%,
10/25/36 ............... 1,046 1,000,611
Series 2006-3A, Class A2, (LIBOR
USD 1 Month + 0.30%), 0.39%,
10/25/36 ............... 1,134 1,087,323
Series 2006-4A, Class A1, (LIBOR
USD 1 Month + 0.35%), 0.44%,
12/25/36 ............... 3,089 2,969,467
Series 2007-1, Class A2, (LIBOR
USD 1 Month + 0.27%), 0.36%,
03/25/37 ............... 2,223 2,104,873
Series 2007-2A, Class A1, (LIBOR
USD 1 Month + 0.27%), 0.36%,
07/25/37 ............... 2,779 2,646,769
Series 2007-4A, Class A1, (LIBOR
USD 1 Month + 0.45%), 0.54%,
09/25/37 ............... 11,407 10,811,775
Series 2007-6A, Class A4A, (LIBOR
USD 1 Month + 1.50%), 1.59%,
12/25/37 ............... 11,648 11,182,625
Security
Par (000)
Par (000) Value
United States (continued)
Series 2008-2, Class A4A, (LIBOR
USD 1 Month + 2.50%), 2.59%,
04/25/38 ............... USD 4,666 $ 4,714,226
BBCMS Mortgage Trust
(a)(b)
:
Series 2018-CHRS, Class E, 4.41%,
08/05/38 ............... 2,640 2,316,554
Series 2018-TALL, Class A, (LIBOR
USD 1 Month + 0.72%), 0.79%,
03/15/37 ............... 2,453 2,437,708
Series 2018-TALL, Class D, (LIBOR
USD 1 Month + 1.45%), 1.52%,
03/15/37 ............... 3,030 2,943,339
Series 2019-BWAY, Class D, (LIBOR
USD 1 Month + 2.16%), 2.23%,
11/15/34 ............... 2,369 2,297,999
BB-UBS Trust, Series 2012-SHOW,
Class E, 4.16%, 11/05/36
(a)(b)
.... 2,313 1,956,856
Bear Stearns Commercial Mortgage
Securities Trust
(b)
:
Series 2005-PWR7, Class B, 5.21%,
02/11/41 ............... 873 868,153
Series 2007-T26, Class AM, 5.51%,
01/12/45 ............... 2,037 2,021,507
Beast Mortgage Trust
(a)(b)
:
Series 2021-SSCP, Class B, (LIBOR
USD 1 Month + 1.10%), 1.17%,
04/15/36 ............... 6,829 6,839,916
Series 2021-SSCP, Class C, (LIBOR
USD 1 Month + 1.35%), 1.42%,
04/15/36 ............... 8,403 8,416,427
Series 2021-SSCP, Class D, (LIBOR
USD 1 Month + 1.60%), 1.67%,
04/15/36 ............... 7,896 7,908,612
Series 2021-SSCP, Class E, (LIBOR
USD 1 Month + 2.10%), 2.17%,
04/15/36 ............... 6,692 6,702,680
Series 2021-SSCP, Class F, (LIBOR
USD 1 Month + 2.90%), 2.97%,
04/15/36 ............... 6,430 6,446,040
Series 2021-SSCP, Class G, (LIBOR
USD 1 Month + 3.80%), 3.87%,
04/15/36 ............... 7,248 7,266,101
Series 2021-SSCP, Class H, (LIBOR
USD 1 Month + 4.90%), 4.98%,
04/15/36 ............... 5,096 5,108,728
Benchmark Mortgage Trust:
Series 2018-B3, Class D, 3.21%,
04/10/51
(a)(b)
............. 570 532,872
Series 2019-B10, Class 3CCA,
4.03%, 03/15/62
(a)(b)
........ 9,074 9,750,773
Series 2020-B16, Class D, 2.50%,
02/15/53
(a)
.............. 70 62,330
Series 2021-B25, Class A5, 2.58%,
04/15/54 ............... 12,820 13,408,793
BFLD Trust, Series 2020-EYP, Class
E, (LIBOR USD 1 Month + 3.70%),
3.77%, 10/15/35
(a)(b)
.......... 9,640 9,725,084
BHMS, Series 2018-ATLS, Class A,
(LIBOR USD 1 Month + 1.25%),
1.32%, 07/15/35
(a)(b)
.......... 15,173 15,182,281
BWAY Mortgage Trust
(a)
:
Series 2013-1515, Class A2, 3.45%,
03/10/33 ............... 4,630 4,954,892
Series 2013-1515, Class D, 3.63%,
03/10/33 ............... 9,570 10,001,987

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Series 2013-1515, Class E, 3.72%,
03/10/33 ............... USD 650 $ 671,992
Series 2013-1515, Class F, 4.06%,
03/10/33
(b)
.............. 601 616,769
BX Commercial Mortgage Trust
(a)
:
Series 2018-BIOA, Class B, (LIBOR
USD 1 Month + 0.87%), 0.94%,
03/15/37
(b)
.............. 660 660,844
Series 2018-BIOA, Class E, (LIBOR
USD 1 Month + 1.95%), 2.02%,
03/15/37
(b)
.............. 5,810 5,817,157
Series 2018-BIOA, Class F, (LIBOR
USD 1 Month + 2.47%), 2.54%,
03/15/37
(b)
.............. 8,115 8,112,368
Series 2018-IND, Class G, (LIBOR
USD 1 Month + 2.05%), 2.12%,
11/15/35
(b)
.............. 4,260 4,261,561
Series 2018-IND, Class H, (LIBOR
USD 1 Month + 3.00%), 3.07%,
11/15/35
(b)
.............. 31,798 31,856,736
Series 2019-XL, Class A, (LIBOR
USD 1 Month + 0.92%), 0.99%,
10/15/36
(b)
.............. 4,016 4,020,868
Series 2019-XL, Class G, (LIBOR
USD 1 Month + 2.30%), 2.37%,
10/15/36
(b)
.............. 41,252 41,265,036
Series 2019-XL, Class J, (LIBOR
USD 1 Month + 2.65%), 2.72%,
10/15/36
(b)
.............. 46,722 46,766,064
Series 2020-BXLP, Class F, (LIBOR
USD 1 Month + 2.00%), 2.07%,
12/15/36
(b)
.............. 44,372 44,371,655
Series 2020-BXLP, Class G, (LIBOR
USD 1 Month + 2.50%), 2.57%,
12/15/36
(b)
.............. 11,301 11,294,550
Series 2020-FOX, Class E, (LIBOR
USD 1 Month + 3.60%), 3.67%,
11/15/32
(b)
.............. 12,437 12,491,875
Series 2020-VIV2, Class C, 3.66%,
03/09/44
(b)
.............. 4,310 4,559,613
Series 2020-VIV3, Class B, 3.66%,
03/09/44
(b)
.............. 510 553,823
Series 2020-VIV4, Class A, 2.84%,
03/09/44 ............... 9,330 9,800,244
Series 2020-VKNG, Class F, (LIBOR
USD 1 Month + 2.75%), 2.82%,
10/15/37
(b)
.............. 7,670 7,685,533
Series 2021-MC, Class E, (LIBOR
USD 1 Month + 2.10%), 2.21%,
04/15/34
(b)
.............. 3,107 3,051,758
Series 2021-MC, Class F, (LIBOR
USD 1 Month + 2.35%), 2.46%,
04/15/34
(b)
.............. 3,250 3,162,087
Series 2021-NWM, Class A, (LIBOR
USD 1 Month + 0.91%), 0.98%,
02/15/33
(b)(c)
............. 30,039 30,039,000
Series 2021-NWM, Class B, (LIBOR
USD 1 Month + 2.15%), 2.22%,
02/15/33
(b)(c)
............. 18,413 18,413,000
Series 2021-NWM, Class C, (LIBOR
USD 1 Month + 4.25%), 4.32%,
02/15/33
(b)(c)
............. 12,322 12,322,000
Series 2021-VINO, Class F, (LIBOR
USD 1 Month + 2.80%), 2.88%,
05/15/38
(b)
.............. 12,799 12,798,999
Security
Par (000)
Par (000) Value
United States (continued)
BX Trust
(a)
:
Series 2019-OC11, Class A, 3.20%,
12/09/41 ............... USD 2,891 $ 3,114,367
Series 2019-OC11, Class D, 4.08%,
12/09/41
(b)
.............. 17,225 18,429,369
Series 2019-OC11, Class E, 4.08%,
12/09/41
(b)
.............. 24,854 25,993,370
Series 2021-LBA, Class FJV,
(LIBOR USD 1 Month + 2.40%),
2.47%, 02/15/36
(b)
......... 11,223 11,233,051
Series 2021-LBA, Class FV, (LIBOR
USD 1 Month + 2.40%), 2.47%,
02/15/36
(b)
.............. 9,000 9,008,060
Series 2021-LBA, Class GJV,
(LIBOR USD 1 Month + 3.00%),
3.07%, 02/15/36
(b)
......... 14,732 14,759,938
Series 2021-LBA, Class GV, (LIBOR
USD 1 Month + 3.00%), 3.07%,
02/15/36
(b)
.............. 11,655 11,677,103
Series 2021-MFM1, Class E, (LIBOR
USD 1 Month + 2.25%), 2.32%,
01/15/34
(b)
.............. 2,880 2,879,140
Series 2021-MFM1, Class F, (LIBOR
USD 1 Month + 3.00%), 3.07%,
01/15/34
(b)
.............. 4,460 4,487,740
Series 2021-SOAR, Class G,
(LIBOR USD 1 Month + 2.80%),
2.90%, 06/15/38
(b)
......... 25,340 25,388,176
Series 2021-SOAR, Class J, (LIBOR
USD 1 Month + 3.75%), 3.85%,
06/15/38
(b)
.............. 19,950 19,987,859
Series 2021-VIEW, Class E, (LIBOR
USD 1 Month + 3.60%), 3.75%,
06/15/23
(b)
.............. 13,063 13,062,969
BXP Trust
(a)(b)
:
Series 2017-CC, Class D, (LIBOR
USD 1 Month + 0.00%), 3.67%,
08/13/37 ............... 1,930 2,034,198
Series 2017-CC, Class E, (LIBOR
USD 1 Month + 0.00%), 3.67%,
08/13/37 ............... 3,820 3,913,866
Series 2017-GM, Class D, 3.54%,
06/13/39 ............... 1,520 1,602,018
Series 2017-GM, Class E, 3.54%,
06/13/39 ............... 3,300 3,377,548
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class E, (LIBOR
USD 1 Month + 2.15%), 2.22%,
12/15/37
(a)(b)
............... 14,638 14,665,306
CFCRE Commercial Mortgage Trust:
Series 2016-C4, Class C, 5.01%,
05/10/58
(b)
.............. 8,553 9,455,748
Series 2018-TAN, Class A, 4.24%,
02/15/33
(a)
.............. 3,210 3,333,753
Series 2018-TAN, Class B, 4.69%,
02/15/33
(a)
.............. 3,870 4,007,823
Series 2018-TAN, Class C, 5.29%,
02/15/33
(a)
.............. 3,020 3,136,483
Series 2018-TAN, Class E, 6.66%,
02/15/33
(a)(b)
............. 1,180 1,218,518
CFK Trust
(a)(b)
:
Series 2019-FAX, Class D, 4.79%,
01/15/39 ............... 6,897 7,707,950
Series 2019-FAX, Class E, 4.79%,
01/15/39 ............... 6,152 6,556,976

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
CHC Commercial Mortgage Trust,
Series 2019-CHC, Class B, (LIBOR
USD 1 Month + 1.50%), 1.57%,
06/15/34
(a)(b)
............... USD 16,410 $ 16,369,019
Citigroup Commercial Mortgage Trust:
Series 2014-GC19, Class C, 5.26%,
03/10/47
(b)
.............. 1,156 1,248,464
Series 2015-GC27, Class C, 4.57%,
02/10/48
(b)
.............. 7,133 7,553,547
Series 2016-C1, Class D, 5.11%,
05/10/49
(a)(b)
............. 1,180 1,212,051
Series 2016-GC37, Class C, 5.08%,
04/10/49
(b)
.............. 2,110 2,232,619
Series 2016-P3, Class C, 5.05%,
04/15/49
(b)
.............. 80 84,526
Series 2016-P3, Class D, 2.80%,
04/15/49
(a)(b)
............. 340 257,356
Series 2019-PRM, Class D, 4.35%,
05/10/36
(a)
.............. 1,890 1,960,563
Series 2019-PRM, Class E, 4.89%,
05/10/36
(a)(b)
............. 11,599 11,925,569
Series 2019-PRM, Class F, 4.89%,
05/10/36
(a)(b)
............. 5,775 5,818,561
Series 2019-SMRT, Class D, 4.90%,
01/10/36
(a)(b)
............. 17,385 18,497,715
Series 2019-SMRT, Class E, 4.90%,
01/10/36
(a)(b)
............. 1,081 1,137,746
Series 2020-420K, Class E, 3.42%,
11/10/42
(a)(b)
............. 2,660 2,541,463
Cold Storage Trust
(a)(b)
:
Series 2020-ICE5, Class E, (LIBOR
USD 1 Month + 2.77%), 2.84%,
11/15/37 ............... 15,600 15,668,530
Series 2020-ICE5, Class F, (LIBOR
USD 1 Month + 3.49%), 3.57%,
11/15/37 ............... 7,334 7,412,236
Commercial Mortgage Trust:
Series 2013-300P, Class D, 4.54%,
08/10/30
(a)(b)
............. 750 776,521
Series 2013-GAM, Class A2, 3.37%,
02/10/28
(a)
.............. 780 777,059
Series 2013-GAM, Class E, 3.53%,
02/10/28
(a)(b)
............. 4,864 4,574,565
Series 2014-CR15, Class C, 4.86%,
02/10/47
(b)
.............. 670 720,762
Series 2014-CR21, Class A3, 3.53%,
12/10/47 ............... 2,275 2,421,812
Series 2015-LC19, Class D, 2.87%,
02/10/48
(a)
.............. 359 348,783
Series 2015-LC21, Class C, 4.48%,
07/10/48
(b)
.............. 6,490 6,818,549
Series 2015-LC23, Class A4, 3.77%,
10/10/48 ............... 2,008 2,209,297
Series 2016-667M, Class D, 3.28%,
10/10/36
(a)(b)
............. 1,840 1,782,334
Series 2017-COR2, Class D, 3.00%,
09/10/50
(a)
.............. 486 459,924
Series 2018-HCLV, Class B, (LIBOR
USD 1 Month + 1.40%), 1.47%,
09/15/33
(a)(b)
............. 3,955 3,930,323
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-C2,
Class AMFX, 4.88%, 04/15/37 ... 34 34,820
Security
Par (000)
Par (000) Value
United States (continued)
Credit Suisse Mortgage Capital
Certificates
(a)(b)
:
Series 2019-ICE4, Class A, (LIBOR
USD 1 Month + 0.98%), 1.05%,
05/15/36 ............... USD 1,550 $ 1,554,143
Series 2019-ICE4, Class B, (LIBOR
USD 1 Month + 1.23%), 1.30%,
05/15/36 ............... 2,600 2,603,257
Series 2019-ICE4, Class C, (LIBOR
USD 1 Month + 1.43%), 1.50%,
05/15/36 ............... 2,800 2,809,541
Series 2019-ICE4, Class E, (LIBOR
USD 1 Month + 2.15%), 2.22%,
05/15/36 ............... 7,852 7,866,785
Series 2019-ICE4, Class F, (LIBOR
USD 1 Month + 2.65%), 2.72%,
05/15/36 ............... 14,784 14,812,159
Series 2020-NET, Class D, 3.83%,
08/15/37 ............... 560 587,966
Series 2020-NET, Class E, 3.83%,
08/15/37 ............... 5,910 5,944,091
CSAIL Commercial Mortgage Trust:
Series 2018-C14, Class C, 5.05%,
11/15/51
(b)
.............. 570 630,889
Series 2018-CX12, Class C, 4.92%,
08/15/51
(b)
.............. 1,586 1,750,246
Series 2019-C15, Class D, 3.00%,
03/15/52
(a)
.............. 909 813,402
Series 2019-C16, Class C, 4.24%,
06/15/52
(b)
.............. 6,665 6,962,912
Series 2019-C17, Class C, 3.93%,
09/15/52 ............... 3,720 3,962,968
Series 2019-C17, Class D, 2.50%,
09/15/52
(a)
.............. 1,772 1,586,950
CSMC Trust
(a)
:
Series 2017-PFHP, Class A, (LIBOR
USD 1 Month + 0.95%), 1.02%,
12/15/30
(b)
.............. 2,310 2,296,485
Series 2017-TIME, Class A, 3.65%,
11/13/39 ............... 2,190 2,254,067
Series 2020-FACT, Class E, (LIBOR
USD 1 Month + 4.86%), 4.93%,
10/15/37
(b)
.............. 7,360 7,481,061
DBGS Mortgage Trust
(a)(b)
:
Series 2018-BIOD, Class B, (LIBOR
USD 1 Month + 0.89%), 0.96%,
05/15/35 ............... 353 353,514
Series 2018-BIOD, Class D, (LIBOR
USD 1 Month + 1.30%), 1.37%,
05/15/35 ............... 139 139,420
Series 2019-1735, Class F, 4.33%,
04/10/37 ............... 2,873 2,409,527
DBUBS Mortgage Trust
(a)
:
Series 2017-BRBK, Class A, 3.45%,
10/10/34 ............... 6,680 7,118,222
Series 2017-BRBK, Class D, (LIBOR
USD 1 Month + 0.00%), 3.65%,
10/10/34
(b)
.............. 3,760 3,920,977
Series 2017-BRBK, Class E, (LIBOR
USD 1 Month + 0.00%), 3.65%,
10/10/34
(b)
.............. 9,340 9,600,492
Series 2017-BRBK, Class F, 3.65%,
10/10/34
(b)
.............. 2,880 2,919,861
Del Amo Fashion Center Trust, Series
2017-AMO, Class D, 3.76%,
06/05/35
(a)(b)
............... 1,938 1,484,207

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Extended Stay America Trust
(a)(b)
:
Series 2021-ESH, Class A, (LIBOR
USD 1 Month + 1.08%), 1.16%,
07/15/38 ............... USD 12,438 $ 12,473,256
Series 2021-ESH, Class D, (LIBOR
USD 1 Month + 2.25%), 2.33%,
07/15/38 ............... 23,170 23,281,357
Series 2021-ESH, Class E, (LIBOR
USD 1 Month + 2.85%), 2.93%,
07/15/38 ............... 15,000 15,085,251
Series 2021-ESH, Class F, (LIBOR
USD 1 Month + 3.70%), 3.78%,
07/15/38 ............... 15,640 15,734,286
GCT Commercial Mortgage Trust
(a)(b)
:
Series 2021-GCT, Class A, (LIBOR
USD 1 Month + 0.80%), 0.87%,
02/15/38 ............... 3,230 3,233,843
Series 2021-GCT, Class D, (LIBOR
USD 1 Month + 2.35%), 2.42%,
02/15/38 ............... 770 770,485
Grace Trust, Series 2020-GRCE, Class
E, 2.77%, 12/10/40
(a)(b)
........ 5,700 5,448,286
GS Mortgage Securities Corp. II
(a)
:
Series 2005-ROCK, Class A, 5.37%,
05/03/32 ............... 7,340 8,367,251
Series 2012-TMSQ, Class D, 3.57%,
12/10/30
(b)
.............. 2,620 2,458,097
Series 2017-375H, Class A, 3.59%,
09/10/37
(b)
.............. 1,460 1,597,276
GS Mortgage Securities Corp. Trust
(a)
:
Series 2017-GPTX, Class A, 2.86%,
05/10/34 ............... 6,110 6,090,813
Series 2019-BOCA, Class A, (LIBOR
USD 1 Month + 1.20%), 1.27%,
06/15/38
(b)
.............. 3,284 3,290,103
Series 2019-SOHO, Class E,
(LIBOR USD 1 Month + 1.87%),
1.95%, 06/15/36
(b)
......... 3,977 3,907,028
Series 2020-TWN3, Class B, (LIBOR
USD 1 Month + 2.50%), 2.57%,
11/15/37
(b)
.............. 536 539,566
Series 2020-TWN3, Class D,
(LIBOR USD 1 Month + 3.70%),
3.77%, 11/15/37
(b)
......... 400 405,203
Series 2021-ROSS, Class A, (LIBOR
USD 1 Month + 1.15%), 1.22%,
05/15/26
(b)
.............. 2,320 2,320,791
GS Mortgage Securities Trust:
Series 2012-GCJ9, Class C, 4.45%,
11/10/45
(a)(b)
............. 2,652 2,725,111
Series 2014-GC20, Class B, 4.53%,
04/10/47
(b)
.............. 370 378,503
Series 2015-590M, Class E, 3.93%,
10/10/35
(a)(b)
............. 4,140 4,137,138
Series 2017-GS7, Class D, 3.00%,
08/10/50
(a)
.............. 3,909 3,618,762
Series 2017-GS7, Class E, 3.00%,
08/10/50
(a)
.............. 3,926 3,516,598
Series 2019-GSA1, Class C, 3.93%,
11/10/52
(b)
.............. 1,130 1,200,073
GSCG Trust, Series 2019-600C, Class
F, 4.12%, 09/06/34
(a)(b)
........ 5,780 5,659,806
Harvest Commercial Capital Loan Trust,
Series 2020-1, Class M4, 5.96%,
04/25/52
(a)(b)
............... 1,181 1,164,678
Security
Par (000)
Par (000) Value
United States (continued)
Hudson Yards Mortgage Trust
(a)(b)
:
Series 2019-30HY, Class E, 3.56%,
07/10/39 ............... USD 4,966 $ 5,125,322
Series 2019-55HY, Class F, 3.04%,
12/10/41 ............... 8,659 8,294,935
IMT Trust
(a)
:
Series 2017-APTS, Class AFX,
3.48%, 06/15/34 .......... 4,090 4,338,441
Series 2017-APTS, Class DFX,
3.61%, 06/15/34
(b)
......... 1,350 1,390,183
Series 2017-APTS, Class EFX,
3.61%, 06/15/34
(b)
......... 2,090 2,116,607
Independence Plaza Trust
(a)
:
Series 2018-INDP, Class B, 3.91%,
07/10/35 ............... 1,220 1,285,591
Series 2018-INDP, Class C, 4.16%,
07/10/35 ............... 2,655 2,791,684
JP Morgan Chase Commercial
Mortgage Securities Corp.
(a)(b)
:
Series 2021-MHC, Class E, (LIBOR
USD 1 Month + 2.45%), 2.52%,
04/15/38 ............... 11,570 11,595,202
Series 2021-MHC, Class F, (LIBOR
USD 1 Month + 2.95%), 3.02%,
04/15/38 ............... 12,160 12,190,330
JPMBB Commercial Mortgage
Securities Trust
(b)
:
Series 2014-C22, Class B, 4.70%,
09/15/47 ............... 1,096 1,141,090
Series 2015-C33, Class D1, 4.27%,
12/15/48
(a)
.............. 4,979 4,919,498
JPMCC Commercial Mortgage
Securities Trust:
Series 2017-JP5, Class D, 4.77%,
03/15/50
(a)(b)
............. 2,519 2,574,445
Series 2017-JP7, Class B, 4.05%,
09/15/50 ............... 840 919,509
Series 2019-COR5, Class A3,
3.12%, 06/13/52 .......... 2,890 3,100,124
Series 2019-COR5, Class C, 3.75%,
06/13/52 ............... 2,264 2,361,267
JPMorgan Chase Commercial
Mortgage Securities Corp.
(a)
:
Series 2017-FL10, Class E, (LIBOR
USD 1 Month + 3.90%), 3.97%,
06/15/32
(b)
.............. 1,135 1,130,083
Series 2018-AON, Class A, 4.13%,
07/05/31 ............... 4,834 5,127,405
JPMorgan Chase Commercial
Mortgage Securities Trust:
Series 2015-JP1, Class C, 4.89%,
01/15/49
(b)
.............. 1,650 1,802,434
Series 2015-JP1, Class D, 4.39%,
01/15/49
(b)
.............. 7,843 7,286,537
Series 2016-NINE, Class A, 2.95%,
09/06/38
(a)(b)
............. 3,399 3,623,893
Series 2018-PHH, Class A, (LIBOR
USD 1 Month + 0.91%), 2.56%,
06/15/35
(a)(b)
............. 3,566 3,575,929
Series 2018-WPT, Class DFX,
5.35%, 07/05/33
(a)
......... 3,274 3,444,231
Series 2018-WPT, Class FFX,
5.54%, 07/05/33
(a)(b)
........ 569 580,133
Series 2019-BKWD, Class E,
(LIBOR USD 1 Month + 2.60%),
2.67%, 09/15/29
(a)(b)
........ 2,701 2,669,919

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Series 2019-MFP, Class E, (LIBOR
USD 1 Month + 2.16%), 2.23%,
07/15/36
(a)(b)
............. USD 5,580 $ 5,507,738
Series 2019-MFP, Class F, (LIBOR
USD 1 Month + 3.00%), 3.07%,
07/15/36
(a)(b)
............. 8,059 7,967,055
Series 2019-OSB, Class E, 3.91%,
06/05/39
(a)(b)
............. 3,216 3,220,673
Series 2020-609M, Class D, (LIBOR
USD 1 Month + 2.77%), 2.84%,
10/15/33
(a)(b)
............. 2,500 2,508,597
Series 2020-MKST, Class E, (LIBOR
USD 1 Month + 2.25%), 2.32%,
12/15/36
(a)(b)
............. 2,600 2,513,082
KKR Industrial Portfolio Trust, Series
2021-KDIP, Class F, (LIBOR USD 1
Month + 2.05%), 2.12%, 12/15/37
(a)(b)
5,830 5,818,932
KNDL Mortgage Trust, Series 2019-
KNSQ, Class E, (LIBOR USD 1
Month + 1.80%), 1.87%, 05/15/36
(a)(b)
11,601 11,604,544
Lehman Brothers Small Balance
Commercial Mortgage Trust
(a)(b)
:
Series 2006-2A, Class M2, (LIBOR
USD 1 Month + 0.39%), 0.48%,
09/25/36 ............... 483 476,289
Series 2006-2A, Class M3, (LIBOR
USD 1 Month + 0.45%), 0.54%,
09/25/36 ............... 4,727 4,382,123
Series 2007-1A, Class 1A, (LIBOR
USD 1 Month + 0.25%), 0.34%,
03/25/37 ............... 1,610 1,562,835
Series 2007-3A, Class M2, (LIBOR
USD 1 Month + 2.00%), 2.09%,
10/25/37 ............... 5,850 4,998,973
Life Mortgage Trust, Series 2021-BMR,
Class F, (LIBOR USD 1 Month +
2.35%), 2.42%, 03/15/38
(a)(b)
.... 14,610 14,655,389
LSTAR Commercial Mortgage Trust,
Series 2015-3, Class AS, 3.37%,
04/20/48
(a)(b)
............... 870 901,502
MAD Mortgage Trust
(a)(b)
:
Series 2017-330M, Class D, 4.11%,
08/15/34 ............... 2,925 2,989,942
Series 2017-330M, Class E, 4.17%,
08/15/34 ............... 4,493 4,525,056
Manhattan West Mortgage Trust, Series
2020-1MW, Class D, (LIBOR USD 1
Month + 0.00%), 2.41%, 09/10/39
(a)(b)
2,088 2,071,644
MFT Trust
(a)(b)
:
Series 2020-ABC, Class C, 3.59%,
02/10/42 ............... 13,308 13,260,999
Series 2020-ABC, Class D, 3.59%,
02/10/42 ............... 9,495 9,189,402
MHC Commercial Mortgage Trust
(a)(b)
:
Series 2021-MHC, Class E, (LIBOR
USD 1 Month + 2.10%), 2.17%,
04/15/38 ............... 28,690 28,725,900
Series 2021-MHC, Class F, (LIBOR
USD 1 Month + 2.60%), 2.67%,
04/15/38 ............... 11,805 11,823,422
Morgan Stanley Bank of America Merrill
Lynch Trust:
Series 2015-C23, Class D, 4.28%,
07/15/50
(a)(b)
............. 901 910,844
Series 2015-C25, Class C, 4.68%,
10/15/48
(b)
.............. 720 775,052
Security
Par (000)
Par (000) Value
United States (continued)
Series 2015-C26, Class D, 3.06%,
10/15/48
(a)
.............. USD 1,075 $ 1,050,172
Series 2017-C33, Class C, 4.56%,
05/15/50
(b)
.............. 2,270 2,364,898
Morgan Stanley Capital I Trust:
Series 2007-T27, Class AJ, 6.21%,
06/11/42
(b)
.............. 4,731 4,856,600
Series 2014-150E, Class F, 4.44%,
09/09/32
(a)(b)
............. 4,181 4,011,329
Series 2015-MS1, Class C, 4.17%,
05/15/48
(b)
.............. 3,053 2,958,076
Series 2015-MS1, Class D, 4.17%,
05/15/48
(a)(b)
............. 830 745,663
Series 2017-CLS, Class E, (LIBOR
USD 1 Month + 1.95%), 2.02%,
11/15/34
(a)(b)
............. 790 790,249
Series 2017-CLS, Class F, (LIBOR
USD 1 Month + 2.60%), 2.67%,
11/15/34
(a)(b)
............. 15,877 15,865,143
Series 2017-H1, Class C, 4.28%,
06/15/50
(b)
.............. 1,244 1,323,483
Series 2017-H1, Class D, 2.55%,
06/15/50
(a)
.............. 7,340 6,186,813
Series 2017-HR2, Class D, 2.73%,
12/15/50
(c)
.............. 1,115 947,750
Series 2018-H3, Class C, 5.01%,
07/15/51
(b)
.............. 1,160 1,313,867
Series 2018-H3, Class D, 3.00%,
07/15/51
(a)
.............. 1,497 1,398,348
Series 2018-H4, Class C, 5.24%,
12/15/51
(b)
.............. 1,153 1,254,745
Series 2018-L1, Class A3, 4.14%,
10/15/51 ............... 950 1,075,167
Series 2018-MP, Class E, 4.42%,
07/11/40
(a)(b)
............. 8,243 7,587,199
Series 2018-SUN, Class A, (LIBOR
USD 1 Month + 0.90%), 0.97%,
07/15/35
(a)(b)
............. 2,330 2,331,409
Series 2018-SUN, Class F, (LIBOR
USD 1 Month + 2.55%), 2.62%,
07/15/35
(a)(b)
............. 1,119 1,114,067
Series 2019-NUGS, Class E,
(LIBOR USD 1 Month + 2.24%),
3.74%, 12/15/36
(a)(b)
........ 2,139 2,147,452
Series 2020-L4, Class D, 2.50%,
02/15/53
(a)
.............. 241 221,713
MSCG Trust
(a)(b)
:
Series 2018-SELF, Class E, (LIBOR
USD 1 Month + 2.15%), 2.22%,
10/15/37 ............... 1,420 1,420,874
Series 2018-SELF, Class F, (LIBOR
USD 1 Month + 3.05%), 3.12%,
10/15/37 ............... 1,560 1,560,956
Multi Security Asset Trust LP
Commercial Mortgage-Backed
Securities Pass-Through, Series
2005-RR4A, Class N, 4.78%,
11/28/35
(a)(b)
............... 2,167 718,853
Natixis Commercial Mortgage Securities
Trust
(a)
:
Series 2018-FL1, Class A, (LIBOR
USD 1 Month + 0.95%), 1.02%,
06/15/35
(b)
.............. 2,033 2,007,780
Series 2018-FL1, Class MCR1,
(LIBOR USD 1 Month + 2.35%),
2.42%, 06/15/35
(b)
......... 1,567 1,545,482

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Series 2019-LVL, Class D, 4.44%,
08/15/38 ............... USD 3,140 $ 3,087,969
Series 2020-AGC, Class A, (LIBOR
USD 1 Month + 2.55%), 2.95%,
08/18/25
(b)
.............. 33,024 33,207,978
Olympic Tower Mortgage Trust, Series
2017-OT, Class E, 4.08%, 05/10/39
(a)
(b)
...................... 7,856 7,080,351
One New York Plaza Trust, Series
2020-1NYP, Class D, (LIBOR USD 1
Month + 2.75%), 2.82%, 01/15/26
(a)(b)
1,660 1,678,646
SG Commercial Mortgage Securities
Trust, Series 2019-PREZ, Class D,
3.59%, 09/15/39
(a)(b)
.......... 4,690 4,645,067
TPGI Trust
(a)(b)
:
Series 2021-DGWD, Class F,
(LIBOR USD 1 Month + 3.00%),
3.10%, 06/15/26 .......... 3,413 3,412,994
Series 2021-DGWD, Class G,
(LIBOR USD 1 Month + 3.85%),
3.95%, 06/15/26 .......... 2,370 2,369,994
UBS-Barclays Commercial Mortgage
Trust, Series 2012-C3, Class D,
5.21%, 08/10/49
(a)(b)
.......... 1,000 1,024,281
USDC
(a)(b)
:
Series 2018, Class E, 4.64%,
05/13/38 ............... 4,300 3,703,055
Series 2018-USDC, Class F, 4.64%,
05/13/38 ............... 3,780 2,861,826
VCC Trust, Series 2020-MC1, Class A,
4.50%, 06/25/45
(a)(b)
.......... 9,294 9,311,760
Velocity Commercial Capital Loan Trust:
Series 2014-1, Class M7, 8.09%,
09/25/44
(a)(b)
............. 2,388 2,197,084
Series 2016-1, Class M4, 8.64%,
04/25/46
(a)(b)
............. 970 988,295
Series 2016-2, Class M3, 5.50%,
10/25/46
(b)
.............. 1,841 1,847,636
Series 2016-2, Class M4, 7.23%,
10/25/46
(b)
.............. 1,110 1,126,578
Series 2017-1, Class M2, (LIBOR
USD 1 Month + 0.00%), 4.45%,
05/25/47
(a)(b)
............. 1,110 1,122,552
Series 2017-1, Class M3, (LIBOR
USD 1 Month + 0.00%), 5.35%,
05/25/47
(a)(b)
............. 1,110 1,136,995
Series 2017-2, Class M3, (LIBOR
USD 3 Month + 0.00%), 4.24%,
11/25/47
(a)(b)
............. 1,096 1,108,778
Series 2017-2, Class M4, 5.00%,
11/25/47
(a)(b)
............. 662 659,653
Series 2018-1, Class M2, 4.26%,
04/25/48
(a)
.............. 717 741,372
Series 2020-1, Class M1, 2.80%,
02/25/50
(a)(b)
............. 1,861 1,889,178
Series 2020-1, Class M2, 2.98%,
02/25/50
(a)(b)
............. 1,889 1,917,450
Series 2020-1, Class M3, 3.19%,
02/25/50
(a)(b)
............. 795 796,432
Series 2020-1, Class M4, 3.54%,
02/25/50
(a)(b)
............. 1,243 1,229,328
Series 2020-1, Class M5, 4.29%,
02/25/50
(a)(b)
............. 1,293 1,278,500
Security
Par (000)
Par (000) Value
United States (continued)
Wells Fargo Commercial Mortgage
Trust:
Series 2013-BTC, Class F, 3.67%,
04/16/35
(a)(b)
............. USD 8,491 $ 7,902,390
Series 2015-P2, Class D, 3.24%,
12/15/48
(a)
.............. 887 761,101
Series 2016-NXS5, Class B, 5.12%,
01/15/59
(b)
.............. 1,470 1,640,139
Series 2016-NXS5, Class D, 5.15%,
01/15/59
(b)
.............. 414 445,011
Series 2017-C39, Class D, 4.49%,
09/15/50
(a)(b)
............. 1,553 1,466,772
Series 2017-C41, Class B, 4.19%,
11/15/50
(b)
.............. 2,811 3,030,124
Series 2017-HSDB, Class A, (LIBOR
USD 1 Month + 0.85%), 0.92%,
12/13/31
(a)(b)
............. 3,928 3,871,722
Series 2018-1745, Class A, 3.87%,
06/15/36
(a)(b)
............. 4,292 4,774,820
Series 2018-C44, Class D, 3.00%,
05/15/51
(a)
.............. 948 840,229
Series 2018-C45, Class C, 4.73%,
06/15/51 ............... 1,450 1,612,466
Series 2019-C52, Class C, 3.56%,
08/15/52 ............... 918 966,719
Series 2020-SDAL, Class D, (LIBOR
USD 1 Month + 2.09%), 2.16%,
02/15/37
(a)(b)
............. 3,010 2,919,374
Series 2020-SDAL, Class E, (LIBOR
USD 1 Month + 2.74%), 2.81%,
02/15/37
(a)(b)
............. 2,560 2,431,546
Series 2021-FCMT, Class D, (LIBOR
USD 1 Month + 3.50%), 3.57%,
05/15/31
(a)(b)
............. 750 751,879
WFRBS Commercial Mortgage Trust,
Series 2014-C24, Class B, 4.20%,
11/15/47
(b)
................ 1,770 1,795,720
1,561,339,445
1,617,201,304
Interest Only Collateralized Mortgage Obligations — 0.0%
United States — 0.0%
(b)
IndyMac IMSC Mortgage Loan Trust,
Series 2007-HOA1, Class AXPP,
2.45%, 07/25/47 ............ 18,212 748,213
Reperforming Loan REMIC Trust,
Series 2005-R3, Class AS, 5.96%,
09/25/35
(a)
................ 2,134 243,935
Seasoned Credit Risk Transfer Trust,
Series 2017-3, Class BIO, 0.00%,
07/25/56
(a)
................ 8,429 1,332,994
Voyager OPTONE Delaware Trust,
Series 2009-1, Class SAA7, (LIBOR
USD 1 Month + 0.25%), 3.81%,
02/25/38
(a)
................ 31,573 9,499,141
11,824,283
Interest Only Commercial Mortgage-Backed Securities — 0.3%
United States — 0.3%
(b)
245 Park Avenue Trust, Series 2017-
245P, Class XA, 0.27%, 06/05/37
(a)
25,000 255,515
BAMLL Commercial Mortgage
Securities Trust, Series 2016-SS1,
Class XA, 0.70%, 12/15/35
(a)
.... 19,140 443,474

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Banc of America Commercial Mortgage
Trust:
Series 2017-BNK3, Class XB,
0.78%, 02/15/50 .......... USD 31,555 $ 1,026,207
Series 2017-BNK3, Class XD,
1.43%, 02/15/50
(a)
......... 12,290 735,679
BANK:
Series 2019-BN20, Class XA,
0.96%, 09/15/62 .......... 25,153 1,464,334
Series 2019-BN20, Class XB,
0.46%, 09/15/62 .......... 86,048 2,452,299
Barclays Commercial Mortgage Trust,
Series 2019-C3, Class XA, 1.50%,
05/15/52 ................. 23,048 2,030,651
BBCMS Mortgage Trust:
Series 2020-C7, Class XA, 1.74%,
04/15/53 ............... 13,732 1,441,128
Series 2020-C7, Class XB, 1.10%,
04/15/53 ............... 2,706 221,233
BBCMS Trust
(a)
:
Series 2015-SRCH, Class XA,
1.11%, 08/10/35 .......... 71,766 3,202,179
Series 2015-SRCH, Class XB,
0.30%, 08/10/35 .......... 42,790 503,638
Benchmark Mortgage Trust:
Series 2019-B9, Class XA, (LIBOR
USD 1 Month + 0.00%), 1.21%,
03/15/52 ............... 32,882 2,206,863
Series 2019-B13, Class XA, 1.26%,
08/15/57 ............... 125,723 9,062,919
Series 2020-B17, Class XB, (LIBOR
USD 1 Month + 0.00%), 0.65%,
03/15/53
(c)
.............. 13,340 518,236
Series 2020-B20, Class XA, 1.74%,
10/15/53 ............... 38,879 4,214,784
Series 2020-B21, Class XA, 1.57%,
12/17/53 ............... 15,948 1,733,029
Series 2021-B23, Class XA, 1.39%,
02/15/54 ............... 48,311 4,586,836
Series 2021-B25, Class XA, 1.23%,
04/15/54 ............... 27,584 2,391,995
CFCRE Commercial Mortgage Trust,
Series 2016-C4, Class XB, 0.87%,
05/10/58 ................. 18,700 608,498
Commercial Mortgage Trust:
Series 2013-CR6, Class XA, 1.15%,
03/10/46 ............... 20,637 176,224
Series 2015-CR25, Class XA,
0.97%, 08/10/48 .......... 15,503 450,585
Series 2018-COR3, Class XD,
1.75%, 05/10/51
(a)
......... 8,680 860,255
CSAIL Commercial Mortgage Trust:
Series 2017-CX10, Class XB,
0.22%, 11/15/50 .......... 32,800 470,542
Series 2019-C16, Class XA, 1.72%,
06/15/52 ............... 69,583 6,955,051
Series 2019-C17, Class XA, 1.51%,
09/15/52 ............... 58,997 5,124,938
Series 2019-C17, Class XB, 0.70%,
09/15/52 ............... 41,829 1,708,715
CSMC OA LLC, Series 2014-USA,
Class X2, 0.19%, 09/15/37
(a)
.... 598,765 2,011,850
DBGS Mortgage Trust, Series 2019-
1735, Class X, 0.43%, 04/10/37
(a)
. 52,590 1,169,602
Security
Par (000)
Par (000) Value
United States (continued)
DBJPM Mortgage Trust, Series 2017-
C6, Class XD, (LIBOR USD 1 Month
+ 0.00%), 1.00%, 06/10/50 ..... USD 15,440 $ 744,208
GS Mortgage Securities Corp. II, Series
2005-ROCK, Class X1, 0.39%,
05/03/32
(a)
................ 24,000 241,584
GS Mortgage Securities Trust:
Series 2019-GSA1, Class XA,
0.96%, 11/10/52 .......... 31,613 1,866,586
Series 2020-GSA2, Class XA,
1.85%, 12/12/53
(a)
......... 64,667 8,305,583
JPMBB Commercial Mortgage
Securities Trust:
Series 2014-C22, Class XA, 0.98%,
09/15/47 ............... 7,119 156,936
Series 2015-C27, Class XD, 0.50%,
02/15/48
(a)
.............. 31,775 492,513
JPMDB Commercial Mortgage
Securities Trust, Series 2016-C4,
Class XC, 0.75%, 12/15/49
(a)
.... 14,670 498,076
JPMorgan Chase Commercial
Mortgage Securities Trust, Series
2016-JP3, Class XC, 0.75%,
08/15/49
(a)
................ 37,589 1,244,346
Ladder Capital Commercial Mortgage
Mortgage Trust, Series 2013-GCP,
Class XA, 1.34%, 02/15/36
(a)
.... 6,224 398,273
LSTAR Commercial Mortgage Trust,
Series 2017-5, Class X, 1.14%,
03/10/50
(a)
................ 8,860 247,344
Morgan Stanley Bank of America Merrill
Lynch Trust
(a)
:
Series 2014-C19, Class XD, 1.34%,
12/15/47 ............... 51,913 2,126,341
Series 2014-C19, Class XF, 1.34%,
12/15/47 ............... 13,486 494,667
Series 2015-C21, Class XB, 0.43%,
03/15/48 ............... 15,696 178,264
Series 2015-C26, Class XD, 1.48%,
10/15/48 ............... 18,660 988,420
Morgan Stanley Capital I Trust:
Series 2017-H1, Class XD, 2.32%,
06/15/50
(a)
.............. 8,870 929,487
Series 2019-H6, Class XB, 0.87%,
06/15/52 ............... 53,695 2,743,815
Series 2019-L2, Class XA, 1.19%,
03/15/52 ............... 22,723 1,481,084
Olympic Tower Mortgage Trust,
Series 2017-OT, Class XA, 0.51%,
05/10/39
(a)
................ 99,000 2,115,630
One Market Plaza Trust
(a)
:
Series 2017-1MKT, Class XCP,
0.22%, 02/10/32 .......... 152,049 158,131
Series 2017-1MKT, Class XNCP,
0.00%, 02/10/32
(c)
......... 30,410 3
UBS Commercial Mortgage Trust:
Series 2019-C17, Class XA, 1.63%,
10/15/52 ............... 69,129 6,627,610
Series 2019-C18, Class XA, 1.17%,
12/15/52 ............... 71,305 4,675,067
Wells Fargo Commercial Mortgage
Trust:
Series 2016-BNK1, Class XD,
1.40%, 08/15/49
(a)
......... 9,764 527,647
Series 2019-C50, Class XA, 1.58%,
05/15/52 ............... 55,161 4,766,708

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Series 2020-C58, Class XA, 2.01%,
07/15/53 ............... USD 30,062 $ 4,136,307
Series 2021-C59, Class XA, 1.69%,
04/15/54 ............... 38,364 4,494,050
108,665,939
Principal Only Collateralized Mortgage Obligations — 0.0%
United States — 0.0%
Seasoned Credit Risk Transfer Trust,
Series 2017-3, Class B, 0.00%,
07/25/56
(a)(m)
............... 4,107 674,960
Total Non-Agency Mortgage-Backed Securities — 8.1%
(Cost: $3,337,753,002) ........................... 3,349,524,140
Preferred Securities — 0.8%
Capital Trusts — 0.1%
Spain — 0.0%
Banco Bilbao Vizcaya Argentaria SA ,
(EUR Swap Annual 5 Year + 6.46%),
6.00%
(b)(n)
................. EUR 400 541,746
United Kingdom — 0.0%
Lloyds Banking Group plc
(b)(n)
:
(LIBOR USD 3 Month + 1.50%),
6.41%
(a)
................ USD 1,000 1,355,000
(LIBOR USD 3 Month + 1.27%),
6.66%
(a)
................ 2,363 3,306,440
(LIBOR USD 3 Month + 1.27%),
6.66% ................. 437 611,474
5,272,914
United States — 0.1%
(b)(n)
Ally Financial, Inc., Series B , (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.87%),
4.70% ................... 5,000 5,178,500
Bank of America Corp., Series JJ ,
(LIBOR USD 3 Month + 3.30%),
5.12% ................... 5,000 5,325,000
Charles Schwab Corp. (The), Series
I , (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year +
3.17%), 4.00% ............. 5,040 5,254,200
Citigroup, Inc., Series V , (SOFR +
3.23%), 4.70% ............. 1,040 1,073,124
Edison International, Series A , (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.70%),
5.38% ................... 5,040 5,076,792
General Motors Financial Co., Inc.,
Series C , (US Treasury Yield Curve
Rate T Note Constant Maturity 5
Year + 5.00%), 5.70% ........ 5,000 5,600,000
JPMorgan Chase & Co., Series HH ,
(SOFR + 3.13%), 4.60% ....... 1,807 1,872,594
29,380,210
Total Capital Trusts — 0.1%
(Cost: $33,603,271) .............................. 35,194,870
Security
Shares
Shares Value
Preferred Stocks — 0.7%
Brazil — 0.0%
Neon Payments Ltd.
(c)
........... 21,067 $ 7,867,050
China — 0.1%
Bytedance Ltd., Series E-1 (Acquired
11/11/20, cost $32,872,254)
(c)(h)
.. 300,000 50,890,507
Germany — 0.1%
Porsche Automobil Holding SE
(Preference) ............... 116,671 12,524,725
Volkswagen AG (Preference) ...... 72,667 18,219,905
Volocopter Gmbh (Acquired 03/03/21,
cost $11,751,352)
(c)(h)
......... 2,211 11,692,490
42,437,120
Israel — 0.0%
Deep Instinct Ltd., Series D-2 (Acquired
03/19/21, cost $8,210,225)
(c)(h)
... 1,350,837 8,506,396
Jersey — 0.0%
Loadsmart, Inc., Series C (Acquired
10/05/20, cost $7,500,000)
(c)(h)
... 877,193 9,140,351
Luxembourg — 0.1%
Arrival Ltd., Series A (Acquired
10/08/20, cost $20,039,861)
(h)
... 2,790,039 42,711,924
United Kingdom — 0.1%
(c)(h)
Exscientia Ltd., C-1 (Acquired 02/24/21,
cost $7,261,750) ............ 4,147 14,523,499
Exscientia Ltd., C-1 (Acquired 04/29/21,
cost $3,631,750)
(f)
........... 1,037 3,631,750
18,155,249
United States — 0.3%
2020 Cash Mandatory Exchangeable
Trust, 5.25%
(a)(l)
............. 14,146 17,825,092
Aptiv plc, Series A, 5.50%
(l)
....... 105,389 18,845,661
Cruise, Series G (Acquired 03/25/21,
cost $7,513,940)
(c)(h)
.......... 285,159 7,553,862
DoubleVerify Holdings, Inc., Series
A (Acquired 11/18/20, cost
$4,901,887)
(h)
.............. 284,806 11,690,226
Exo Imaging, Inc., Series C (Acquired
06/24/21, cost $5,879,165)
(c)(f)(h)
.. 1,003,613 5,879,165
Farmer’s Business Network, Inc.,
Series F (Acquired 07/31/20, cost
$6,250,011)
(c)(h)
............. 189,070 8,071,398
Jumpcloud, Inc., Series E-1 (Acquired
10/30/20, cost $8,237,575)
(c)(h)
... 4,516,957 8,130,523
Mount Sinai Genomics, Inc., Series
C (Acquired 07/17/20, cost
$7,499,714)
(c)(h)
............. 12,221 17,168,061
Mythic AI, Inc., Series C (Acquired
01/26/21, cost $4,357,643)
(c)(h)
... 634,291 4,541,524
PsiQuantum Corp., Series D (Acquired
05/21/21, cost $3,512,029)
(c)(f)(h)
.. 133,913 3,512,029
Relativity Space, Inc., Series
E (Acquired 05/27/21, cost
$5,860,925), Series E
(c)(f)(h)
...... 256,663 5,859,616
Snorkel AI, Inc., Series C (Acquired
06/30/21, cost $2,440,004)
(c)(f)(h)
.. 162,454 2,440,059

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
United States (continued)
Zero Mass Water, Inc., Series
C-1 (Acquired 05/07/20, cost
$6,249,999)
(c)(h)
............. 396,483 $ 7,418,197
118,935,413
Total Preferred Stocks — 0.7%
(Cost: $218,270,397) ............................. 298,644,010
Total Preferred Securities — 0.8%
(Cost: $251,873,668) ............................. 333,838,880
Par (000)
Pa r (000)
U.S. Government Sponsored Agency Securities — 37.5%
(a)
Collateralized Mortgage Obligations — 0.1%
(b)
Federal Home Loan Mortgage Corp.
Structured Agency Credit Risk Debt
Variable Rate Notes:
Series 2015-DN1, Class B,
(LIBOR USD 1 Month +
11.50%), 11.59% ,  01/25/25 . USD 1,348 1,326,680
Series 2015-HQ2, Class B,
(LIBOR USD 1 Month +
7.95%), 8.04% ,  05/25/25 .. 1,568 1,487,942
Series 2017-DNA2, Class B1,
(LIBOR USD 1 Month +
5.15%), 5.24% ,  10/25/29 .. 3,125 3,382,826
Series 2017-DNA3, Class B1,
(LIBOR USD 1 Month +
4.45%), 4.54% ,  03/25/30 .. 5,034 5,289,666
Series 2017-HRP1, Class M2,
(LIBOR USD 1 Month +
2.45%), 2.54% ,  12/25/42 .. 1,229 1,222,476
Series 2020-HQA5, Class
B1, (SOFR30A + 4.00%),
4.02% ,  11/25/50
(a)
....... 4,120 4,311,554
Federal Home Loan Mortgage Corp.
Variable Rate Notes, Series 2018-
W5FX, Class CFX, (LIBOR USD 1
Month + 0.00%), 3.79%, 04/25/28
(a)
10,273 9,902,386
26,923,530
Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp.
Variable Rate Notes
(b)
:
Series 2017-KGX1, Class BFX,
3.71% ,  10/25/27
(a)
....... 2,746 2,902,302
Series 2018-K732, Class B,
4.20% ,  05/25/25
(a)
....... 3,885 4,240,030
Series 2018-K80, Class B,
4.37% ,  08/25/50
(a)
....... 4,180 4,747,094
Series 2018-KHG1, Class C,
3.94% ,  12/25/27
(a)
....... 7,932 7,038,780
Series 2018-SB53, Class A10F,
3.66% ,  06/25/28 ........ 3,602 3,910,543
22,838,749
Interest Only Collateralized Mortgage Obligations — 0.2%
Federal Home Loan Mortgage Corp.:
Series 4940, Class PI,
4.00% ,  07/25/49 ........ 19,619 2,292,881
Series 4995, Class BI,
4.50% ,  06/25/50 ........ 19,619 2,773,646
Series 4999, Class QI,
4.00% ,  05/25/50 ........ 20,496 3,234,331
Security
Par (000)
Par (000) Value
Interest Only Collateralized Mortgage Obligations (continued)
Series 5014, Class DI,
4.00% ,  09/25/50 ........ USD 14,253 $ 2,052,125
Series 5018, Class CI,
4.50% ,  10/25/50 ........ 21,343 3,689,964
Series 5020, Class IC,
2.00% ,  10/25/50 ........ 39,819 4,650,463
Series 5029, Class GI,
2.00% ,  10/25/50 ........ 20,887 2,380,539
Series 5057, Class TI,
3.00% ,  11/25/50 ........ 35,040 5,428,523
Series 5082, Class IW,
3.00% ,  03/25/51 ........ 31,740 3,911,882
Series 5097, Class ID,
2.50% ,  04/25/51 ........ 39,928 5,609,416
Series 5100, Class MI,
3.50% ,  09/25/48 ........ 40,430 6,126,754
Federal National Mortgage Association:
Series 2020-32, Class PI,
4.00% ,  05/25/50 ........ 45,682 6,628,615
Series 2020-73, Class AI,
2.00% ,  10/25/50 ........ 26,877 3,159,440
Series 2020-96, Class IB,
3.00% ,  01/25/51 ........ 29,545 3,962,433
Series 2021-3, Class JI,
2.50% ,  02/25/51 ........ 45,137 6,161,169
Government National Mortgage
Association:
Series 2020-144,
2.50% ,  09/20/50 ........ 37,919 4,851,489
Series 2020-146, Class DI,
2.50% ,  10/20/50 ........ 32,189 4,064,661
Series 2020-151, Class MI,
2.50% ,  10/20/50 ........ 157,986 20,766,066
Series 2020-175, Class DI,
2.50% ,  11/20/50 ........ 11,423 1,448,095
Series 2020-185, Class MI,
2.50% ,  12/20/50 ........ 38,863 5,171,433
Series 2021-15, Class GI,
3.50% ,  01/20/51 ........ 24,151 3,558,160
101,922,085
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp.,
Series 2019-KW08, Class X2A,
0.10%, 01/25/29
(a)
........... 266,521 1,507,603
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates, Series KL06, Class
XFX, 1.36%, 12/25/29 ........ 11,610 1,061,311
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates Variable Rate Notes
(b)
:
Series K099, Class X1,
1.00% ,  09/25/29 ........ 26,960 1,744,797
Series K110, Class X1,
1.81% ,  04/25/30 ........ 14,679 1,874,995
Series K121, Class X1,
1.12% ,  11/25/53 ........ 24,078 1,963,761
Series K122, Class X1,
0.97% ,  11/25/30 ........ 21,904 1,566,384
Series KW09, Class X1,
0.94% ,  05/25/29 ........ 64,605 3,395,494
Government National Mortgage
Association Variable Rate Notes
(b)
:
Series 2009-80, 0.66% ,  09/16/51 4,718 405,256
Series 2012-23, 0.17% ,  06/16/53 4,342 25,725

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2013-191,
0.65% ,  11/16/53 ........ USD 6,657 $ 126,668
Series 2013-30, 0.61% ,  09/16/53 19,172 361,407
Series 2013-63, 0.76% ,  09/16/51 27,699 788,290
Series 2013-78, 0.47% ,  10/16/54 21,386 425,395
Series 2015-173,
0.71% ,  09/16/55 ........ 11,359 408,254
Series 2015-22, 0.55% ,  03/16/55 13,909 371,427
Series 2015-37, 0.67% ,  10/16/56 3,048 115,759
Series 2015-48, 0.61% ,  02/16/50 8,363 251,803
Series 2016-110,
0.94% ,  05/16/58 ........ 11,288 611,490
Series 2016-113, (LIBOR
USD 1 Month + 0.00%),
1.09% ,  02/16/58 ........ 13,043 824,773
Series 2016-125,
0.88% ,  12/16/57 ........ 16,127 830,312
Series 2016-152,
0.78% ,  08/15/58 ........ 17,301 908,953
Series 2016-165,
0.81% ,  12/16/57 ........ 6,810 352,683
Series 2016-26, 0.76% ,  02/16/58 54,101 2,210,521
Series 2016-36, 0.73% ,  08/16/57 4,284 176,037
Series 2016-92, 0.81% ,  04/16/58 8,018 371,965
Series 2016-96, 0.84% ,  12/16/57 14,564 739,579
23,420,642
Mortgage-Backed Securities — 37.1%
Government National Mortgage
Association
(v)
:
2.50% ,  07/15/51 .......... 175,090 181,190,380
3.00% ,  07/15/51 - 08/15/51 ... 2,860,242 2,984,007,875
Uniform Mortgage-Backed Securities:
6.00% ,  03/01/38 .......... 2 1,935
4.50% ,  09/01/43 - 02/01/50 ... 421 457,989
4.00% ,  09/01/44 - 04/01/51 ... 2,426,752 2,580,530,302
4.00% ,  01/01/51
(w)
......... 883,891 939,508,241
2.00% ,  07/25/51
(v)
......... 937,922 947,007,649
2.50% ,  07/25/51 - 08/25/51
(v)
.. 5,207,853 5,379,568,353
3.00% ,  07/25/51
(v)
......... 220,400 229,736,867
4.00% ,  07/25/51 - 08/25/51
(v)
.. 1,933,934 2,060,011,888
15,302,021,479
Total U.S. Government Sponsored Agency Securities
—
37.5%
(Cost: $15,491,536,009) ........................... 15,477,126,485
U.S. Treasury Obligations — 12.2%
U.S. Treasury Bonds:
1.88%, 02/15/41 - 02/15/51 ..... 236,969 230,390,403
1.38%, 08/15/50 ............ 75,000 63,225,586
1.63%, 11/15/50
(w)
........... 255,000 229,021,965
2.38%, 05/15/51
(j)
........... 536,000 572,263,750
U.S. Treasury Inflation Linked Notes:
0.50%, 04/15/24 ............ 378,026 407,450,583
0.13%, 01/15/30 - 01/15/31 ..... 236,103 259,481,569
U.S. Treasury Notes:
2.75%, 09/15/21 ............ 1,500 1,508,346
2.63%, 12/31/23 ............ 65 68,679
2.13%, 03/31/24 ............ 4,950 5,182,418
1.13%, 02/28/25 ............ 32,000 32,585,000
0.75%, 04/30/26 - 05/31/26 ..... 1,315,000 1,308,050,397
0.88%, 06/30/26 - 11/15/30 ..... 968,500 945,279,844
1.63%, 10/31/26 ............ 4,670 4,836,916
0.63%, 11/30/27 - 08/15/30 ..... 310,000 292,441,405
3.13%, 11/15/28 ............ 2,000 2,262,578
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
2.38%, 05/15/29 ............ USD 1,000 $ 1,079,102
United States of America,
0.13%, 04/15/26 ............ 615,257 669,252,134
Total U.S. Treasury Obligations — 12.2%
(Cost: $5,041,604,097) ........................... 5,024,380,675
Shares
Shares
Warrants — 0.0%
Brazil — 0.0%
Neon Payments Ltd. (Issued/
exercisable 06/25/20, 1 share for
1 warrant, Expires 10/08/21, Strike
Price USD 1.00)
(c)(f)
.......... 7,022 125,905
Cayman Islands — 0.0%
Hedosophia European Growth (Issued/
exercisable 06/15/21, 1 share for
1 warrant, Expires 05/13/27, Strike
Price EUR 11.50)
(f)
........... 148,170 173,936
Germany — 0.0%
468 Spac I SE (Issued/exercisable
04/29/21, 1 share for 1 warrant,
Expires 04/30/26, Strike Price EUR
11.50)
(f)
.................. 196,295 209,481
Luxembourg — 0.0%
Lakestar Spac I SE (Issued/exercisable
02/18/21, 1 share for 1 warrant,
Expires 12/31/25, Strike Price EUR
11.50)
(f)
.................. 172,834 184,444
United Kingdom — 0.0%
Genius Sports Ltd. (Issued/exercisable
12/07/20, 1 share for 1 warrant,
Expires 12/31/28, Strike Price USD
11.50)
(f)
.................. 552,166 4,384,198
United States — 0.0%
(f)
California Resources Corp. (Issued/
exercisable 10/23/20, 1 share for
1 warrant, Expires 10/27/24, Strike
Price USD 36.00) ........... 12,137 93,212
Cano Health, Inc. (Issued/exercisable
06/03/21, 1 share for 1 warrant,
Expires 07/06/25, Strike Price USD
11.50) ................... 178,770 659,393
Chesapeake Energy Corp. (Issued/
exercisable 02/09/21, 3 shares for
1 warrant, Expires 02/09/26, Strike
Price USD 95.94) ........... 29,708 634,016
Climate Change Crisis Real Impact
I Acquisition Corp. (Issued/
exercisable 11/10/20, 1 share for 1
warrant, Expires 09/15/25, Strike
Price USD 11.50) ............ 213,790 872,242
Crown PropTech Acquisitions (Issued/
exercisable 02/05/21, 1 share for
1 warrant, Expires 02/01/26, Strike
Price USD 1.00)
(c)
........... 333,560 193,465
Decarbonization Plus Acquisition
Corp. (Issued/exercisable 12/10/20,
1 share for 1 warrant, Expires
10/02/25, Strike Price USD 11.50)
(g)
338,374 774,876

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
United States (continued)
Dragoneer Growth Opportunities
Corp. (Issued/exercisable 08/14/20,
1 share for 1 warrant, Expires
08/14/25, Strike Price USD 11.50) 88,694 $ 178,275
Israel Amplify Program Corp. (Issued/
exercisable 05/14/21, 1 share for
1 warrant, Expires 12/31/49, Strike
Price USD 1.00)
(c)
........... 199,114 300,662
Kinsey Interests, Inc. (Issued/
exercisable 10/13/20, 1 share for
1 warrant, Expires 12/31/49, Strike
Price USD 10.00)
(c)
.......... 469,648 347,540
Latch, Inc. (Issued/exercisable
06/04/21, 1 share for 1 warrant,
Expires 12/31/26, Strike Price USD
11.50) ................... 164,855 576,992
Lightning eMotors, Inc. (Issued/
exercisable 12/10/20, 1 share for
1 warrant, Expires 12/15/25, Strike
Price USD 1.00) ............ 375,043 1,260,313
Rotor Acquisition Corp. (Issued/
exercisable 01/15/21, 1 share for
1 warrant, Expires 01/31/26, Strike
Price USD 11.50)
(c)
........... 138,250 150,692
Target Hospitality Corp. (Issued/
exercisable 03/05/18, 1 share for
1 warrant, Expires 03/15/24, Strike
Price USD 11.50) ............ 22,811 12,551
Tortoise Acquisition Corp. II (Issued/
exercisable 10/22/20, 1 share for
1 warrant, Expires 06/14/27, Strike
Price USD 11.50) ............ 220,210 477,856
TPG Pace Beneficial Finance Corp.
(Issued/exercisable 11/17/20,
1 share for 1 warrant, Expires
10/09/27, Strike Price USD 11.50) 95,550 316,271
Zero Mass Water, Inc., Series C-1
(Acquired 05/07/20, cost $0) (Issued/
exercisable 05/08/20, 1 share for
1 warrant, Expires 11/08/21, Strike
Price USD 18.92)
(c)(h)
......... 396,483 1,149,801
7,998,157
Total Warrants — 0.0% ............................ 13,076,121
Total Long-Term Investments — 124.7%
(Cost: $50,569,643,448) ........................... 51,498,973,186
Security
Par (000)
Pa r (000) Value
Short-Term Securities — 2.3%
Borrowed Bond Agreements — 0.4%
(x)
Barclays Bank plc, (1.35)%, 07/02/21
(Purchased on 02/08/21 to be
repurchased at EUR 213,267,
collateralized by Nouryon Holding
BV, 6.50%, due at 10/01/26, par
and fair value of EUR 200,000 and
$248,059, respectively) ........ EUR 215 $ 254,488
Barclays Bank plc, (2.25)%, Open
(Purchased on 03/22/21 to be
repurchased at EUR 314,346,
collateralized by eircom Finance
DAC, 1.75%, due at 11/01/24, par
and fair value of EUR 318,000 and
$377,059, respectively)
(y)
...... 317 375,519
Barclays Bank plc, (2.00)%, Open
(Purchased on 03/05/21 to be
repurchased at EUR 1,468,325,
collateralized by Banijay Group
SAS, 6.50%, due at 03/01/26, par
and fair value of EUR 1,500,000 and
$1,835,982, respectively)
(y)
..... 1,479 1,754,240
Barclays Bank plc, (0.88)%, Open
(Purchased on 05/19/21 to be
repurchased at EUR 3,104,336,
collateralized by Vivendi SE, 1.13%,
due at 12/11/28, par and fair value
of EUR 3,000,000 and $3,707,259,
respectively)
(y)
.............. 3,108 3,685,346
Barclays Bank plc, (0.85)%, Open
(Purchased on 02/08/21 to be
repurchased at EUR 4,145,175,
collateralized by ARD Finance SA,
5.00%, due at 06/30/27, par and
fair value of EUR 4,000,000 and
$4,863,567, respectively)
(y)
..... 4,162 4,934,759
Barclays Bank plc, (0.80)%, Open
(Purchased on 06/04/21 to be
repurchased at EUR 1,837,963,
collateralized by Pinnacle Bidco plc,
5.50%, due at 02/15/25, par and
fair value of EUR 1,800,000 and
$2,187,708, respectively)
(y)
..... 1,839 2,180,687
Barclays Bank plc, (0.75)%, Open
(Purchased on 06/04/21 to be
repurchased at EUR 1,223,317,
collateralized by Pinnacle Bidco plc,
5.50%, due at 02/15/25, par and
fair value of EUR 1,200,000 and
$1,458,473, respectively)
(y)
..... 1,224 1,451,372
Barclays Bank plc, (0.75)%, Open
(Purchased on 06/04/21 to be
repurchased at EUR 5,955,555,
collateralized by easyJet FinCo. BV,
1.88%, due at 03/03/28, par and
fair value of EUR 5,900,000 and
$6,996,625, respectively)
(y)
..... 5,959 7,065,814
Barclays Bank plc, (0.75)%, Open
(Purchased on 06/11/21 to be
repurchased at USD 2,781,142,
collateralized by BNP Paribas
SA, 4.50%, par and fair value of
USD 2,720,000 and $2,764,200,
respectively)
(n)(y)
............. USD 2,781 2,781,200

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
Barclays Bank plc, (0.40)%, Open
(Purchased on 06/11/21 to be
repurchased at USD 9,744,019,
collateralized by Sally Holdings LLC,
5.63%, due at 12/01/25, par and
fair value of USD 9,426,000 and
$9,732,345, respectively)
(y)
..... USD 9,744 $ 9,744,128
Barclays Bank plc, (0.20)%, Open
(Purchased on 06/29/21 to be
repurchased at USD 1,455,992,
collateralized by Zayo Group
Holdings, Inc., 6.13%, due
at 03/01/28, par and fair value of
USD 1,400,000 and $1,429,750,
respectively)
(y)
.............. 1,456 1,456,000
Barclays Bank plc, (0.15)%, Open
(Purchased on 06/29/21 to be
repurchased at USD 6,526,942,
collateralized by Sprint Capital
Corp., 6.88%, due at 11/15/28, par
and fair value of USD 5,045,000 and
$6,470,213, respectively)
(y)
..... 6,527 6,526,969
Barclays Bank plc, (0.15)%, Open
(Purchased on 06/21/21 to be
repurchased at USD 2,695,176,
collateralized by Tullow Oil plc,
7.00%, due at 03/01/25, par and
fair value of USD 2,974,000 and
$2,621,581, respectively)
(y)
..... 2,695 2,695,188
BNP Paribas SA, (1.40)%, Open
(Purchased on 02/10/21 to be
repurchased at EUR 1,007,329,
collateralized by INEOS Finance
plc, 2.88%, due at 05/01/26, par
and fair value of EUR 986,000 and
$1,190,530, respectively)
(y)
..... EUR 1,014 1,202,201
BNP Paribas SA, (0.75)%, Open
(Purchased on 02/10/21 to be
repurchased at EUR 3,588,506,
collateralized by Cooperatieve
Rabobank UA, 4.37%, par and
fair value of EUR 3,200,000 and
$4,204,651, respectively)
(n)(y)
.... 3,601 4,269,838
BNP Paribas SA, (0.75)%, Open
(Purchased on 02/10/21 to be
repurchased at EUR 1,997,727,
collateralized by eircom Finance
DAC, 2.63%, due at 02/15/27, par
and fair value of EUR 2,000,000 and
$2,356,735, respectively)
(y)
..... 2,005 2,377,026
BNP Paribas SA, (0.70)%, Open
(Purchased on 03/15/21 to be
repurchased at EUR 936,612,
collateralized by Vivendi SE, 1.13%,
due at 12/11/28, par and fair value
of EUR 900,000 and $1,112,178,
respectively)
(y)
.............. 939 1,113,309
BNP Paribas SA, (0.70)%, Open
(Purchased on 02/05/21 to be
repurchased at EUR 1,125,378,
collateralized by INEOS Quattro
Finance 1 plc, 3.75%, due
at 07/15/26, par and fair value of
EUR 1,103,000 and $1,345,130,
respectively)
(y)
.............. 1,129 1,338,801
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
BNP Paribas SA, (0.24)%, Open
(Purchased on 02/26/21 to be
repurchased at GBP 687,812,
collateralized by TalkTalk Telecom
Group plc, 3.88%, due at 02/20/25,
par and fair value of GBP 700,000
and $953,882, respectively)
(y)
.... GBP 689 $ 952,507
BNP Paribas SA, (0.10)%, Open
(Purchased on 04/30/21 to be
repurchased at USD 3,624,140,
collateralized by Uber Technologies,
Inc., 7.50%, due at 09/15/27, par
and fair value of USD 3,265,000 and
$3,588,170, respectively)
(y)
..... USD 3,624 3,624,150
Citigroup Global Markets Ltd.,
(0.90)%, Open (Purchased on
01/28/21 to be repurchased at EUR
4,475,107, collateralized by INEOS
Quattro Finance 2 plc, 2.50%, due
at 01/15/26, par and fair value of
EUR 4,500,000 and $5,382,564,
respectively)
(y)
.............. EUR 4,495 5,330,059
Citigroup Global Markets Ltd.,
(0.90)%, Open (Purchased on
01/28/21 to be repurchased at EUR
1,205,263, collateralized by INEOS
Quattro Finance 1 plc, 3.75%, due
at 07/15/26, par and fair value of
EUR 1,197,000 and $1,459,766,
respectively)
(y)
.............. 1,211 1,435,523
Citigroup Global Markets Ltd.,
(0.85)%, Open (Purchased on
01/27/21 to be repurchased at EUR
2,318,984, collateralized by Ryanair
DAC, 1.13%, due at 08/15/23, par
and fair value of EUR 2,300,000 and
$2,785,915, respectively)
(y)
..... 2,329 2,761,643
Citigroup Global Markets Ltd.,
(0.75)%, Open (Purchased on
03/05/21 to be repurchased at EUR
485,082, collateralized by ams
AG, 6.00%, due at 07/31/25, par
and fair value of EUR 454,000 and
$576,283, respectively)
(y)
...... 486 576,810
Citigroup Global Markets, Inc.,
(0.50)%, Open (Purchased on
06/08/21 to be repurchased at
USD 925,562, collateralized by
Everi Payments, Inc., 7.50%, due
at 12/15/25, par and fair value
of USD 861,000 and $893,752,
respectively)
(y)
.............. USD 926 925,575
Deutsche Bank AG, (0.01)%, Open
(Purchased on 04/07/21 to be
repurchased at GBP 6,283,279,
collateralized by U.K. Treasury
Inflation Linked Bonds, 0.13%, due
at 03/22/46, par and fair value of
GBP 3,749,280 and $8,971,761,
respectively)
(y)
.............. GBP 6,283 8,691,936

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
Goldman Sachs International,
(2.00)%, Open (Purchased on
02/11/21 to be repurchased at
EUR 2,281,880, collateralized by
eircom Finance DAC, 1.75%, due
at 11/01/24, par and fair value of
EUR 2,300,000 and $2,727,160,
respectively)
(y)
.............. EUR 2,303 $ 2,730,743
Goldman Sachs International,
(0.90)%, Open (Purchased on
02/11/21 to be repurchased at
EUR 2,572,929, collateralized by
eircom Finance DAC, 3.50%, due
at 05/15/26, par and fair value of
EUR 2,500,000 and $3,033,896,
respectively)
(y)
.............. 2,584 3,063,474
Goldman Sachs International,
0.01%, Open (Purchased on
02/11/21 to be repurchased at GBP
29,635,148, collateralized by U.K.
Treasury Inflation Linked Bonds,
0.13%, due at 03/22/46, par and
fair value of GBP 17,375,168 and
$41,577,547, respectively)
(y)
.... GBP 29,634 40,992,142
J.P. Morgan Securities plc,
(1.85)%, Open (Purchased on
02/08/21 to be repurchased at
EUR 746,016, collateralized by
eircom Finance DAC, 2.63%, due
at 02/15/27, par and fair value
of EUR 750,000 and $883,775,
respectively)
(y)
.............. EUR 753 892,310
J.P. Morgan Securities plc,
(1.05)%, Open (Purchased on
04/12/21 to be repurchased at EUR
102,139, collateralized by INEOS
Finance plc, 2.88%, due at 05/01/26,
par and fair value of EUR 100,000
and $120,744, respectively)
(y)
.... 102 121,443
J.P. Morgan Securities plc,
(0.85)%, Open (Purchased on
02/24/21 to be repurchased at EUR
417,653, collateralized by ARD
Finance SA, 5.00%, due at 06/30/27,
par and fair value of EUR 400,000
and $486,357, respectively)
(y)
.... 419 496,986
J.P. Morgan Securities plc,
(0.85)%, Open (Purchased on
05/26/21 to be repurchased at
EUR 4,516,981, collateralized by
Deutsche Bahn Finance GMBH,
1.60%, par and fair value of
EUR 4,500,000 and $5,385,232,
respectively)
(n)(y)
............. 4,521 5,361,114
J.P. Morgan Securities plc,
(0.85)%, Open (Purchased on
03/16/21 to be repurchased at EUR
3,749,146, collateralized by Vivendi
SE, 1.13%, due at 12/11/28, par and
fair value of EUR 3,600,000 and
$4,448,711, respectively)
(y)
..... 3,760 4,458,657
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
J.P. Morgan Securities plc,
(0.85)%, Open (Purchased on
05/21/21 to be repurchased at EUR
1,759,072, collateralized by Vivendi
SE, 1.13%, due at 12/11/28, par and
fair value of EUR 1,700,000 and
$2,100,780, respectively)
(y)
..... EUR 1,761 $ 2,088,041
J.P. Morgan Securities plc,
(0.85)%, Open (Purchased on
02/08/21 to be repurchased at EUR
2,767,120, collateralized by INEOS
Finance plc, 2.88%, due at 05/01/26,
par and fair value of EUR 2,700,000
and $3,260,075, respectively)
(y)
.. 2,778 3,294,209
J.P. Morgan Securities plc,
(0.75)%, Open (Purchased on
05/12/21 to be repurchased at EUR
3,940,762, collateralized by Orange
SA, 1.37%, par and fair value of
EUR 4,000,000 and $4,672,097,
respectively)
(n)(y)
............. 3,945 4,678,306
J.P. Morgan Securities plc,
(0.75)%, Open (Purchased on
06/11/21 to be repurchased at EUR
2,549,558, collateralized by Altice
Finco SA, 4.75%, due at 01/15/28,
par and fair value of EUR 2,543,000
and $2,945,798, respectively)
(y)
.. 2,551 3,024,408
J.P. Morgan Securities plc,
(0.75)%, Open (Purchased on
03/19/21 to be repurchased at
EUR 1,653,103, collateralized by
eircom Finance DAC, 2.63%, due
at 02/15/27, par and fair value of
EUR 1,681,000 and $1,980,836,
respectively)
(y)
.............. 1,657 1,965,021
J.P. Morgan Securities plc,
(0.72)%, Open (Purchased on
03/15/21 to be repurchased at
EUR 1,108,286, collateralized by
eircom Finance DAC, 2.63%, due
at 02/15/27, par and fair value of
EUR 1,121,000 and $1,320,950,
respectively)
(y)
.............. 1,111 1,317,462
J.P. Morgan Securities plc,
(0.70)%, Open (Purchased on
03/17/21 to be repurchased at EUR
107,507, collateralized by ams
AG, 6.00%, due at 07/31/25, par
and fair value of EUR 100,000 and
$126,935, respectively)
(y)
...... 108 127,782
J.P. Morgan Securities plc,
(0.70)%, Open (Purchased on
03/08/21 to be repurchased at EUR
1,068,923, collateralized by ams
AG, 6.00%, due at 07/31/25, par
and fair value of EUR 1,000,000 and
$1,269,345, respectively)
(y)
..... 1,072 1,270,816
J.P. Morgan Securities plc,
(0.45)%, Open (Purchased on
02/08/21 to be repurchased at GBP
681,047, collateralized by TalkTalk
Telecom Group plc, 3.88%, due
at 02/20/25, par and fair value
of GBP 686,000 and $934,805,
respectively)
(y)
.............. GBP 683 944,379

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
J.P. Morgan Securities plc,
(0.35)%, Open (Purchased on
04/12/21 to be repurchased at GBP
899,986, collateralized by TalkTalk
Telecom Group plc, 3.88%, due
at 02/20/25, par and fair value of
GBP 914,000 and $1,245,498,
respectively)
(y)
.............. GBP 901 $ 1,246,256
J.P. Morgan Securities plc,
(0.35)%, Open (Purchased on
02/08/21 to be repurchased at GBP
695,321, collateralized by TalkTalk
Telecom Group plc, 3.88%, due
at 02/20/25, par and fair value
of GBP 700,000 and $953,882,
respectively)
(y)
.............. 697 963,652
J.P. Morgan Securities plc,
(0.35)%, Open (Purchased on
04/12/21 to be repurchased at GBP
1,280,067, collateralized by TalkTalk
Telecom Group plc, 3.88%, due
at 02/20/25, par and fair value of
GBP 1,300,000 and $1,771,495,
respectively)
(y)
.............. 1,281 1,772,575
Merrill Lynch International,
(1.45)%, Open (Purchased on
04/07/21 to be repurchased at EUR
1,049,274, collateralized by Nouryon
Holding BV, 6.50%, due at 10/01/26,
par and fair value of EUR 1,000,000
and $1,240,297, respectively)
(y)
.. EUR 1,054 1,249,187
Merrill Lynch International,
(1.45)%, Open (Purchased on
04/07/21 to be repurchased at EUR
1,049,274, collateralized by Nouryon
Holding BV, 6.50%, due at 10/01/26,
par and fair value of EUR 1,000,000
and $1,240,297, respectively)
(y)
.. 1,054 1,249,188
RBC Capital Markets LLC,
(0.15)%, Open (Purchased on
06/28/21 to be repurchased at USD
3,723,484, collateralized by Clarios
Global LP, 8.50%, due at 05/15/27,
par and fair value of USD 3,385,000
and $3,690,327, respectively)
(y)
.. USD 3,724 3,723,500
RBC Capital Markets LLC,
(0.10)%, Open (Purchased on
04/12/21 to be repurchased at USD
1,878,172, collateralized by Penn
National Gaming, Inc., 5.63%, due
at 01/15/27, par and fair value of
USD 1,787,000 and $1,856,246,
respectively)
(y)
.............. 1,879 1,878,584
RBC Capital Markets LLC,
(0.10)%, Open (Purchased on
06/11/21 to be repurchased at USD
1,541,326, collateralized by Lumen
Technologies, Inc., 7.50%, due
at 04/01/24, par and fair value of
USD 1,358,000 and $1,524,355,
respectively)
(y)
.............. 1,541 1,541,330
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
TD Securities (USA) LLC,
(0.08)%, Open (Purchased on
06/29/21 to be repurchased at USD
5,496,619, collateralized by DISH
DBS Corp., 7.75%, due at 07/01/26,
par and fair value of USD 4,703,000
and $5,326,147, respectively)
(y)
.. USD 5,497 $ 5,496,631
Total Borrowed Bond Agreements — 0.4%
(Cost: $176,817,938) ............................. 175,453,284
Shares
Shares
Money Market Funds — 1.9%
(s)(z)
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 0.01% ...... 531,990,055 531,990,055
SL Liquidity Series, LLC, Money Market
Series, 0.13%
(aa)
............ 273,120,362 273,202,298
Total Money Market Funds — 1.9%
(Cost: $805,178,510) ............................. 805,192,353
Total Short-Term Securities — 2.3%
(Cost: $981,996,448) ............................. 980,645,637
Total Options Purchased — 0.7%
(Cost: $305,403,070 ) ............................. 275,118,140
Total Investments Before Options Written, Borrowed Bonds and
TBA Sale Commitments — 127.7%
(Cost: $51,857,042,966) ........................... 52,754,736,963
Total Options Written — (0.4)%
(Premiums Received — $220,214,037) ................ (166,672,340)
Par (000)
Pa r (000)
Borrowed Bonds — (0.4)%
Corporate Bonds — (0.3)%
Austria — (0.0)%
ams AG, 6.00% ,  07/31/25 ........ EUR 1,554 (1,972,563)
France — (0.1)%
Banijay Group SAS, 6.50% ,  03/01/26 1,500 (1,835,982)
BNP Paribas SA, (US Treasury Yield
Curve Rate T Note Constant Maturity
5 Year + 2.94%), 4.50%
(b)(n)
..... USD 2,720 (2,764,200)
Orange SA, (EUR Swap Annual 5 Year
+ 1.49%), 1.37%
(b)(n)
.......... EUR 4,000 (4,672,097)
Vivendi SE, 1.13% ,  12/11/28 ...... 9,200 (11,368,928)
(20,641,207)
Germany — (0.0)%
Deutsche Bahn Finance GMBH, Series
CB, (EUR Swap Annual 5 Year +
1.89%), 1.60%
(b)(n)
........... 4,500 (5,385,232)
Ghana — (0.0)%
Tullow Oil plc, 7.00% ,  03/01/25
(a)
... USD 2,974 (2,621,581)
Ireland — (0.0)%
eircom Finance DAC:
1.75% ,  11/01/24 ............ EUR 2,618 (3,104,219)
2.63% ,  02/15/27 ............ 5,552 (6,542,296)
3.50% ,  05/15/26 ............ 2,500 (3,033,896)

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Ireland (continued)
Ryanair DAC, 1.13% ,  08/15/23 ..... EUR 2,300 $ (2,785,915)
(15,466,326)
Luxembourg — (0.0)%
Altice Finco SA, 4.75% ,  01/15/28 ... 2,543 (2,945,798)
ARD Finance SA, 5.00%
,
(5.00% Cash
or 5.75% PIK), 06/30/27
(b)(p)
..... 4,400 (5,349,924)
INEOS Finance plc, 2.88% ,  05/01/26 3,786 (4,571,349)
(12,867,071)
Netherlands — (0.0)%
Cooperatieve Rabobank UA, (EUR
Swap Annual 5 Year + 4.68%),
4.37%
(b)(n)
................. 3,200 (4,204,651)
Nouryon Holding BV, 6.50% ,  10/01/26 2,200 (2,728,653)
(6,933,304)
United Kingdom — (0.1)%
easyJet FinCo. BV, 1.88% ,  03/03/28 . 5,900 (6,996,625)
INEOS Quattro Finance 1 plc,
3.75% ,  07/15/26 ............ 2,300 (2,804,896)
INEOS Quattro Finance 2 plc,
2.50% ,  01/15/26 ............ 4,500 (5,382,564)
Pinnacle Bidco plc, 5.50% ,  02/15/25 . 3,000 (3,646,181)
TalkTalk Telecom Group plc,
3.88% ,  02/20/25 ............ GBP 4,300 (5,859,562)
(24,689,828)
United States — (0.1)%
Clarios Global LP, 8.50% ,  05/15/27
(a)
. USD 3,385 (3,690,327)
DISH DBS Corp., 7.75% ,  07/01/26 .. 4,703 (5,326,147)
Everi Payments, Inc., 7.50% ,  12/15/25
(a)
861 (893,752)
Lumen Technologies, Inc., Series Y,
7.50% ,  04/01/24 ............ 1,358 (1,524,355)
Penn National Gaming, Inc.,
5.63% ,  01/15/27
(a)
........... 1,787 (1,856,246)
Sally Holdings LLC, 5.63% ,  12/01/25 9,426 (9,732,345)
Sprint Capital Corp., 6.88% ,  11/15/28 5,045 (6,470,213)
Uber Technologies, Inc.,
7.50% ,  09/15/27
(a)
........... 3,265 (3,588,170)
Security
Par (000)
Par (000) Value
United States (continued)
Zayo Group Holdings, Inc.,
6.13% ,  03/01/28
(a)
........... USD 1,400 $ (1,429,750)
(34,511,305)
Total Corporate Bonds — (0.3)%
(Proceeds: $127,390,190) ......................... (125,088,417)
Foreign Government Obligations — (0.1)%
United Kingdom — (0.1)%
U.K. Treasury Inflation Linked Bonds,
0.13% ,  03/22/46 ............ GBP 21,124 (50,549,308)
Total Foreign Government Obligations — (0.1)%
(Proceeds: $42,071,863) .......................... (50,549,308)
Total Borrowed Bonds — (0.4)%
(Proceeds: $169,462,053) .........................
(175,637,725)
TBA Sale Commitments — (33.0)%
(v)
Government National Mortgage
Association
2.50% ,  07/15/51 ............ USD 5,959 (6,166,634)
3.00% ,  07/15/51 ............ 36,300 (37,874,655)
Uniform Mortgage-Backed Securities
2.00% ,  07/25/51 - 08/25/51 ..... 3,773,322 (3,804,337,710)
2.50% ,  07/25/51 ............ 1,561,931 (1,615,499,921)
3.00% ,  07/25/51 - 08/25/51 ..... 3,044,342 (3,172,874,755)
4.00% ,  07/25/51 - 08/25/51 ..... 4,696,185 (5,001,378,027)
Total TBA Sale Commitments — (33.0)%
(Proceeds: $13,647,242,764) ....................... (13,638,131,702)
Total Investments Net of Options Written, Borrowed Bonds and
TBA Sale Commitments — 93.9%
(Cost: $37,820,124,112) ........................... 38,774,295,196
Other Assets Less Liabilities — 6.1% ................... 2,526,792,832
Net Assets — 100.0% .............................. $ 41,301,088,028
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Rounds to less than 1,000.
(f)
Non-income producing security.
(g)
All or a portion of this security is on loan.
(h)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $365,809,646, representing 0.89% of its net assets as of period end, and an original cost of $288,013,911.
(i)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Financial Statements for details on the wholly-owned subsidiary.
(j)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(k)
Issuer filed for bankruptcy and/or is in default.
(l)
Convertible security.
(m)
Zero-coupon bond.
(n)
Perpetual security with no stated maturity date.
(o)
All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(p)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(q)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(r)
Fixed rate.
(s)
Affiliate of the Fund.
(t)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(u)
U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(v)
Represents or includes a TBA transaction.

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
(w)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(x)
Certain agreements have no stated maturity and can be terminated by either party at any time.
(y)
The amount to be repurchased assumes the maturity will be the day after the period end.
(z)
Annualized 7-day yield as of period end.
(aa)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/21
Shares
Held at
06/30/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 1,286,811,574 $ — $ (754,821,519) $ — $ — $ 531,990,055 531,990,055 $ 391,190 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 276,547,482 — (3,317,341) (27,843) — 273,202,298 273,120,362 1,614,988
(b)
—
BlackRock Liquid Environmentally
Aware Fund, Class Direct ... 368,564,420 151,422 — — (5) 368,715,837 368,531,571 98,363 —
iShares 0-5 Year High Yield
Corporate Bond ETF
(c)
..... — 68,235,000 (68,069,653) (165,347) — — — 582,758 —
iShares China Large-Cap ETF .. 31,103,457 — (10,324,709) 396,758 (474,799) 20,700,707 446,810 67,476 —
iShares Core U.S. Aggregate
Bond ETF .............. — 4,000,008 (1,109,274) (28,558) (48,124) 2,814,052 24,400 25,311 —
iShares Expanded Tech-Software
Sector ETF
(c)
............ — 10,047,177 (10,329,876) 282,699 — — — — —
iShares iBoxx $ High Yield
Corporate Bond ETF
(c)
..... 505,658,536 72,284,034 (572,419,955) 31,056,733 (36,579,348) — — 4,261,587 —
iShares iBoxx $ Investment Grade
Corporate Bond ETF ...... 198,174,006 311,958,178 (489,084,020) (5,577,131) (4,064,944) 11,406,089 84,892 836,690 —
iShares J.P. Morgan USD
Emerging Markets Bond ETF . 514,988 — — — (15,328) 499,660 4,443 7,845 —
iShares Latin America 40 ETF .. 23,482,935 — (7,099,811) 498,458 15,250 16,896,832 536,067 202,609 —
iShares MSCI Brazil ETF ..... 19,647,100 13,137,090 (7,623,255) (22,284) 35,392 25,174,043 620,968 388,766 —
iShares MSCI Japan ETF ..... — 14,931,268 — — (72,468) 14,858,800 220,000 — —
iShares Nasdaq Biotechnology
ETF .................. 6,665,560 — (2,179,463) 513,325 (199,077) 4,800,345 29,333 6,448 —
iShares Russell 2000 ETF
(c)
.... — 6,004,153 (5,833,298) (170,855) — — — — —
iShares S&P 500 Value ETF ... 43,416,191 — — — 6,653,848 50,070,039 339,136 413,421 —
$ 26,755,955 $ (34,749,603) $ 1,321,128,757 $ 8,897,452 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
Reverse Repurchase Agreements
Counterparty
Interest
Rate
Trade
Date
Maturity
Date Face Value
Face Value
Including
Accrued Interest
Type of Non-Cash
Underlying Collateral
Remaining Contractual
Maturity of the Agreements
Credit Suisse Securities
(USA) LLC ......... (3.00) % 06/25/21 Open
(a)
$ 4,547,816 $ 4,547,437 Corporate Bonds Open/Demand
(a)
(a)
Certain agreements have no stated maturity and can be terminated by either party at any time.

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Exchange Traded Bitcoin Futures
(a)
.............................................. 123 07/30/21 $ 21,356 $ 1,286,310
CBOE Volatility Index ....................................................... 100 08/18/21 1,975 (17,583)
Euro-OAT ............................................................... 1,260 09/08/21 237,613 797,117
Short-Term Euro-BTP ....................................................... 16,361 09/08/21 2,195,310 1,263,258
Australia 10 Year Bond ...................................................... 69 09/15/21 7,306 (26,343)
Australia 3 Year Bond ....................................................... 3,638 09/15/21 317,814 (541,948)
DAX Index .............................................................. 180 09/17/21 82,855 (1,244,861)
EURO STOXX 50 Index ..................................................... 541 09/17/21 26,016 (107,788)
FTSE 100 Index .......................................................... 86 09/17/21 8,304 (135,992)
FTSE/MIB Index .......................................................... 289 09/17/21 42,842 (897,410)
Korea 10 Year Bond ........................................................ 983 09/17/21 109,800 (135,285)
Korea 3 Year Bond ......................................................... 4,346 09/17/21 424,393 (1,442,014)
MSCI Emerging Markets E-Mini Index ............................................ 482 09/17/21 32,892 (183,908)
NASDAQ 100 E-Mini Index ................................................... 456 09/17/21 132,687 4,181,244
3 Month Canadian Bankers Acceptance .......................................... 1,037 06/13/22 207,436 (443,057)
3 Month Canadian Bankers Acceptance .......................................... 1,086 09/19/22 216,810 (727,460)
90-day Eurodollar ......................................................... 5,000 12/19/22 1,243,500 118,100
90-day Eurodollar ......................................................... 64 06/19/23 15,875 (34,476)
90-day Eurodollar ......................................................... 3,684 09/18/23 911,744 (2,048,120)
90-day Eurodollar ......................................................... 2,198 12/18/23 543,263 (16,007)
3 Month Sterling .......................................................... 3,211 12/20/23 551,474 64,971
(291,252)
Short Contracts
Euro- Bobl ............................................................... 3,058 09/08/21 486,431 (323,047)
Euro-BTP ............................................................... 1,654 09/08/21 296,950 (732,205)
Euro-Bund .............................................................. 5,080 09/08/21 1,039,735 (2,854,133)
Euro- Buxl ............................................................... 777 09/08/21 187,251 (2,749,300)
Euro-Schatz ............................................................. 599 09/08/21 79,649 8,565
3 Month Canadian Bankers Acceptance .......................................... 1,086 09/13/21 218,026 (64,914)
Japan 10 Year Bond ........................................................ 122 09/13/21 166,580 37,706
Russell 2000 E-Mini Index .................................................... 316 09/17/21 36,463 (85,070)
S&P 500 E-Mini Index ...................................................... 3,546 09/17/21 760,369 (7,680,811)
Canadian 5 Year Future Bond ................................................. 227 09/21/21 22,804 98,771
U.S. Treasury 10 Year Note ................................................... 5,996 09/21/21 794,002 (1,610,206)
U.S. Treasury 10 Year Ultra Note ............................................... 11,281 09/21/21 1,659,012 (16,516,838)
U.S. Treasury Long Bond .................................................... 6,335 09/21/21 1,017,163 (21,210,748)
U.S. Treasury Ultra Bond .................................................... 6,885 09/21/21 1,325,363 (37,039,489)
Long Gilt ............................................................... 2,649 09/28/21 469,405 (3,049,971)
U.S. Treasury 2 Year Note .................................................... 18,695 09/30/21 4,118,888 2,079,782
U.S. Treasury 3 Year Note .................................................... 698 09/30/21 161,467 472,335
U.S. Treasury 5 Year Note .................................................... 4,360 09/30/21 537,949 (94,038)
90-day Eurodollar ......................................................... 984 12/16/24 242,150 224
3 Month Sterling .......................................................... 3,211 12/18/24 550,503 (393,453)
90-day Eurodollar ......................................................... 1,215 12/15/25 298,343 (501,442)
(92,208,282)
$ (92,499,534)
(a)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Financial Statements for details on the wholly-owned subsidiary.
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
IDR 227,691,065,000 USD 15,421,000 Morgan Stanley & Co. International plc 07/01/21 $ 281,832

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 53,143,373 USD 10,476,941 BNP Paribas SA 07/02/21 $ 207,721
BRL 453,274,068 USD 88,501,786 Citibank NA 07/02/21 2,630,562
BRL 166,150,144 USD 32,768,000 Deutsche Bank AG 07/02/21 637,072
BRL 41,254,518 USD 8,121,000 JPMorgan Chase Bank NA 07/02/21 173,366
BRL 26,598,455 USD 5,238,059 Royal Bank of Canada 07/02/21 109,654
USD 55,093,992 AUD 73,382,534 JPMorgan Chase Bank NA 07/12/21 57,698
USD 55,093,992 CAD 68,224,102 Goldman Sachs International 07/12/21 57,303
USD 55,093,992 EUR 46,448,449 Morgan Stanley & Co. International plc 07/12/21 5,868
USD 12,261,000 KRW 13,659,447,237 BNP Paribas SA 07/12/21 172,963
USD 24,269,000 KRW 27,036,151,380 Morgan Stanley & Co. International plc 07/12/21 343,141
CLP 9,059,761,550 USD 12,257,000 Citibank NA 07/14/21 75,401
CLP 9,163,333,200 USD 12,257,000 Goldman Sachs International 07/14/21 216,386
CNY 80,000,000 USD 12,338,444 Citibank NA 07/14/21 18,836
MXN 727,856,643 USD 36,444,036 Barclays Bank plc 07/14/21 14,177
MXN 416,048,474 USD 20,487,000 Citibank NA 07/14/21 352,795
MXN 496,205,242 USD 24,578,000 HSBC Bank plc 07/14/21 276,834
USD 24,578,000 CAD 30,348,202 BNP Paribas SA 07/14/21 95,986
USD 28,601,000 CLP 20,620,714,800 Citibank NA 07/14/21 531,506
USD 8,158,000 CLP 5,875,799,500 UBS AG 07/14/21 159,697
USD 380,423 EUR 320,000 Natwest Markets plc 07/14/21 885
USD 27,901,311 EUR 23,003,000 State Street Bank and Trust Co. 07/14/21 618,462
USD 9,885,578 IDR 141,462,618,512 Goldman Sachs International 07/14/21 179,545
USD 12,110,000 JPY 1,331,718,171 Morgan Stanley & Co. International plc 07/14/21 121,644
USD 81,920,000 MXN 1,624,015,788 Citibank NA 07/14/21 573,333
USD 28,547,679 MXN 569,292,105 HSBC Bank plc 07/14/21 31,937
USD 32,749,000 ZAR 451,606,655 Citibank NA 07/14/21 1,171,899
USD 12,301,000 ZAR 172,350,603 Deutsche Bank AG 07/14/21 249,954
USD 14,851,000 ZAR 205,244,570 State Street Bank and Trust Co. 07/14/21 499,953
KZT 2,225,203,068 USD 5,071,110 Deutsche Bank AG 07/15/21 126,661
USD 24,411,320 EUR 20,124,000 JPMorgan Chase Bank NA 07/20/21 540,082
USD 3,591,812 EUR 3,021,000 UBS AG 07/20/21 8,279
KRW 13,946,179,415 USD 12,308,000 BNP Paribas SA 07/23/21 33,142
USD 12,308,000 KRW 13,861,269,600 Morgan Stanley & Co. International plc 07/23/21 41,996
USD 7,884,000 TRY 68,157,180 JPMorgan Chase Bank NA 07/30/21 173,022
USD 40,566,000 BRL 202,091,699 Bank of America NA 08/03/21 78,355
USD 24,741,000 BRL 123,048,265 Citibank NA 08/03/21 89,149
USD 12,365,000 CLP 9,080,856,000 Morgan Stanley & Co. International plc 08/18/21 15,081
MXN 823,720,245 USD 39,733,936 UBS AG 08/24/21 1,311,886
USD 427,347,372 CNY 2,771,646,850 HSBC Bank plc 08/24/21 487,124
USD 14,475,298 CNY 93,729,000 Morgan Stanley & Co. International plc 08/24/21 40,131
USD 21,827,598 IDR 316,522,001,196 Standard Chartered Bank 08/24/21 234,784
USD 45,931,889 MXN 913,011,824 Barclays Bank plc 08/24/21 436,686
USD 19,107,541 ZAR 268,522,089 Citibank NA 08/24/21 431,343
USD 81,231,986 ZAR 1,131,277,260 JPMorgan Chase Bank NA 08/24/21 2,549,605
BRL 3,810,000 USD 744,970 Barclays Bank plc 09/15/21 13,827
BRL 103,053,150 USD 20,206,250 BNP Paribas SA 09/15/21 317,750
BRL 5,830,000 USD 1,124,314 Citibank NA 09/15/21 36,785
BRL 104,498,094 USD 20,180,000 Goldman Sachs International 09/15/21 631,774
CAD 14,038,781 AUD 14,966,000 Morgan Stanley & Co. International plc 09/15/21 97,468
CNY 455,356,277 USD 69,889,979 Citibank NA 09/15/21 126,679
EUR 5,259,074 AUD 8,305,971 Barclays Bank plc 09/15/21 14,736
EUR 15,025,926 AUD 23,697,262 Citibank NA 09/15/21 67,674
EUR 11,418,750 PLN 51,596,383 Deutsche Bank AG 09/15/21 26,406
EUR 7,483,000 PLN 33,852,340 Goldman Sachs International 09/15/21 6,836
GBP 26,099,346 EUR 30,272,427 JPMorgan Chase Bank NA 09/15/21 157,046
MXN 153,981,432 USD 7,483,000 Citibank NA 09/15/21 167,068
NOK 273,900,000 USD 31,695,215 JPMorgan Chase Bank NA 09/15/21 126,019
PLN 85,921,712 EUR 18,903,000 Deutsche Bank AG 09/15/21 89,348
USD 2,620,343 AUD 3,472,000 ANZ Banking Group Ltd. 09/15/21 15,666
USD 6,786,791 AUD 8,833,000 Bank of America NA 09/15/21 160,319
USD 108,979,199 AUD 140,883,000 BNP Paribas SA 09/15/21 3,289,477
USD 8,613,386 AUD 11,420,000 Deutsche Bank AG 09/15/21 46,160
USD 160,884 CAD 196,000 Royal Bank of Canada 09/15/21 2,774

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 17,139,467 CAD 20,796,000 State Street Bank and Trust Co. 09/15/21 $ 363,629
USD 40,214,171 CHF 35,919,000 Credit Agricole Corporate & Investment Bank SA 09/15/21 1,314,054
USD 7,483,000 CHF 6,834,748 Deutsche Bank AG 09/15/21 80,999
USD 363,740 CHF 325,000 State Street Bank and Trust Co. 09/15/21 11,766
USD 1,490,404 CHF 1,369,000 Toronto Dominion Bank 09/15/21 7,783
USD 387,772,146 CNY 2,494,540,112 Citibank NA 09/15/21 4,205,760
USD 29,663,246 CNY 191,612,704 Deutsche Bank AG 09/15/21 200,424
USD 230,976,181 CNY 1,486,408,000 HSBC Bank plc 09/15/21 2,422,573
USD 570,446,907 CNY 3,670,426,532 JPMorgan Chase Bank NA 09/15/21 6,073,446
USD 215,090,356 CNY 1,396,648,048 Morgan Stanley & Co. International plc 09/15/21 338,451
USD 60,349,199 EUR 50,105,900 Barclays Bank plc 09/15/21 841,928
USD 5,819,480,982 EUR 4,802,732,000 BNP Paribas SA 09/15/21 115,612,337
USD 16,515,708 EUR 13,704,100 Citibank NA 09/15/21 240,309
USD 17,624,532 EUR 14,824,000 Commonwealth Bank of Australia 09/15/21 19,104
USD 18,072,173 EUR 15,140,000 Credit Agricole Corporate & Investment Bank SA 09/15/21 91,455
USD 22,355,780 EUR 18,560,000 Deutsche Bank AG 09/15/21 313,367
USD 124,665,160 EUR 102,778,046 HSBC Bank plc 09/15/21 2,602,868
USD 303,890,992 EUR 254,241,358 JPMorgan Chase Bank NA 09/15/21 1,946,327
USD 186,443,803 EUR 154,897,000 Morgan Stanley & Co. International plc 09/15/21 2,483,477
USD 3,039,797 EUR 2,552,000 Natwest Markets plc 09/15/21 8,965
USD 27,948,140 EUR 23,008,000 Royal Bank of Canada 09/15/21 623,149
USD 1,409,105 EUR 1,181,000 Standard Chartered Bank 09/15/21 6,514
USD 89,404,162 EUR 74,821,000 State Street Bank and Trust Co. 09/15/21 544,497
USD 2,998,205 EUR 2,509,000 UBS AG 09/15/21 18,441
USD 756,249,151 GBP 535,735,000 Barclays Bank plc 09/15/21 15,038,344
USD 143,461,053 GBP 101,508,000 BNP Paribas SA 09/15/21 3,020,674
USD 5,062,087 GBP 3,589,000 Commonwealth Bank of Australia 09/15/21 96,562
USD 3,039,574 GBP 2,185,000 HSBC Bank plc 09/15/21 16,539
USD 9,023,781 GBP 6,487,000 Morgan Stanley & Co. International plc 09/15/21 48,757
USD 3,476,196 GBP 2,457,000 Royal Bank of Canada 09/15/21 76,838
USD 23,000,043 GBP 16,282,000 State Street Bank and Trust Co. 09/15/21 473,245
USD 1,381,886 GBP 979,000 UBS AG 09/15/21 27,400
USD 11,186,576 HKD 86,761,407 HSBC Bank plc 09/15/21 10,447
USD 9,411,000 IDR 135,603,099,000 Deutsche Bank AG 09/15/21 186,328
USD 25,715,018 IDR 369,794,701,985 Goldman Sachs International 09/15/21 558,993
USD 21,358,414 IDR 307,838,815,000 HSBC Bank plc 09/15/21 417,063
USD 24,259,000 IDR 353,122,835,000 Morgan Stanley & Co. International plc 09/15/21 237,113
USD 123,738,660 IDR 1,783,569,038,780 Standard Chartered Bank 09/15/21 2,407,809
USD 6,990,203 INR 515,842,000 BNP Paribas SA 09/15/21 117,049
USD 67,274,290 INR 4,960,015,835 Citibank NA 09/15/21 1,186,320
USD 30,222,421 JPY 3,310,025,716 BNP Paribas SA 09/15/21 408,371
USD 7,660,000 JPY 843,981,864 JPMorgan Chase Bank NA 09/15/21 58,090
USD 15,402,040 JPY 1,685,032,000 Morgan Stanley & Co. International plc 09/15/21 224,627
USD 44,160,854 JPY 4,859,350,000 Natwest Markets plc 09/15/21 391,736
USD 11,407,000 JPY 1,254,132,348 UBS AG 09/15/21 110,784
USD 13,325,260 MYR 55,020,000 Barclays Bank plc 09/15/21 113,982
USD 121,755,277 MYR 502,634,925 Goldman Sachs International 09/15/21 1,063,712
USD 19,920,174 MYR 82,350,000 Morgan Stanley & Co. International plc 09/15/21 146,478
USD 5,239,000 NOK 44,555,075 Citibank NA 09/15/21 62,667
USD 2,685,299 NOK 22,330,000 JPMorgan Chase Bank NA 09/15/21 91,038
USD 29,702,508 NOK 252,605,565 JPMorgan Chase Bank NA 09/15/21 355,225
USD 23,102,000 RUB 1,692,013,582 Citibank NA 09/15/21 236,665
USD 11,867,500 RUB 866,342,928 Deutsche Bank AG 09/15/21 160,016
USD 18,459,948 SEK 152,899,000 State Street Bank and Trust Co. 09/15/21 581,101
USD 215,596,385 SEK 1,784,600,000 UBS AG 09/15/21 6,918,826
USD 3,397,008 SGD 4,500,000 Morgan Stanley & Co. International plc 09/15/21 50,574
USD 30,779,624 TWD 842,900,000 Barclays Bank plc 09/15/21 392,181
USD 2,665,000 ZAR 38,250,745 Citibank NA 09/15/21 12,509
ZAR 38,489,934 USD 2,665,000 JPMorgan Chase Bank NA 09/15/21 4,077
USD 5,972,613 EUR 4,890,437 UBS AG 09/16/21 164,453
197,695,764
EUR 27,399,000 USD 32,646,730 Morgan Stanley & Co. International plc 07/01/21 (158,366)

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 15,421,000 IDR 227,459,750,000 Morgan Stanley & Co. International plc 07/01/21 $ (265,876)
BRL 201,450,756 USD 40,566,000 Bank of America NA 07/02/21 (63,616)
BRL 11,112,189 USD 2,245,000 Citibank NA 07/02/21 (10,855)
USD 21,025,786 BRL 109,888,079 BNP Paribas SA 07/02/21 (1,067,599)
USD 125,826,000 BRL 644,672,170 Citibank NA 07/02/21 (3,787,608)
USD 3,742,000 BRL 18,947,131 JPMorgan Chase Bank NA 07/02/21 (67,387)
USD 37,323,000 BRL 189,416,973 Morgan Stanley & Co. International plc 07/02/21 (759,950)
GBP 912,000 USD 1,266,366 Commonwealth Bank of Australia 07/06/21 (4,781)
PLN 117,440,513 EUR 26,266,000 Bank of America NA 07/07/21 (347,219)
AUD 72,757,660 USD 55,093,992 Citibank NA 07/12/21 (526,348)
CAD 67,971,276 USD 55,093,992 Citibank NA 07/12/21 (261,259)
EUR 46,180,782 USD 55,093,992 Citibank NA 07/12/21 (323,323)
GBP 39,668,471 USD 55,093,992 Citibank NA 07/12/21 (218,888)
KRW 40,856,613,200 USD 36,530,000 Citibank NA 07/12/21 (373,613)
USD 55,093,992 GBP 39,880,643 Deutsche Bank AG 07/12/21 (74,619)
CAD 29,959,712 USD 24,578,000 JPMorgan Chase Bank NA 07/14/21 (409,382)
CLP 8,816,400,000 USD 12,245,000 Goldman Sachs International 07/14/21 (243,869)
COP 61,514,738,000 USD 16,439,000 Citibank NA 07/14/21 (57,625)
EUR 20,302,000 USD 24,603,902 HSBC Bank plc 07/14/21 (524,592)
EUR 3,021,000 USD 3,591,389 UBS AG 07/14/21 (8,314)
INR 3,852,200,000 USD 52,712,096 Citibank NA 07/14/21 (969,677)
JPY 4,054,554,758 USD 36,700,000 Bank of America NA 07/14/21 (200,201)
KRW 54,114,800,000 USD 48,720,031 Bank of America NA 07/14/21 (831,139)
MYR 297,200,000 USD 72,116,168 Goldman Sachs International 07/14/21 (565,040)
RUB 1,183,076,260 USD 16,402,000 Citibank NA 07/14/21 (253,757)
ZAR 112,681,877 USD 8,192,000 Bank of America NA 07/14/21 (313,093)
ZAR 342,648,566 USD 24,777,000 BNP Paribas SA 07/14/21 (818,433)
EUR 22,825,000 USD 27,151,924 JPMorgan Chase Bank NA 07/20/21 (76,740)
EUR 320,000 USD 380,467 Natwest Markets plc 07/20/21 (881)
TRY 68,504,076 USD 7,884,000 Citibank NA 07/30/21 (133,775)
CNY 279,273,345 USD 43,467,345 Goldman Sachs International 08/24/21 (456,566)
USD 6,579,049 MXN 132,211,357 Standard Chartered Bank 08/24/21 (9,018)
IDR 340,181,600,000 USD 23,650,000 Citibank NA 09/13/21 (502,344)
AUD 14,966,000 CAD 13,948,132 Goldman Sachs International 09/15/21 (24,342)
AUD 31,943,631 EUR 20,285,000 State Street Bank and Trust Co. 09/15/21 (127,122)
AUD 11,420,000 USD 8,693,738 HSBC Bank plc 09/15/21 (126,511)
CHF 6,753,063 USD 7,483,000 Bank of America NA 09/15/21 (169,463)
CNY 3,281,640,000 USD 510,022,846 JPMorgan Chase Bank NA 09/15/21 (5,430,121)
EUR 7,483,000 PLN 33,935,989 JPMorgan Chase Bank NA 09/15/21 (15,107)
EUR 20,543,000 USD 24,750,568 Bank of America NA 09/15/21 (353,085)
EUR 117,853,031 USD 143,629,705 Barclays Bank plc 09/15/21 (3,663,909)
EUR 50,610,000 USD 60,608,491 Citibank NA 09/15/21 (502,536)
EUR 10,070,000 USD 12,225,329 JPMorgan Chase Bank NA 09/15/21 (265,895)
EUR 81,196,103 USD 97,413,208 JPMorgan Chase Bank NA 09/15/21 (982,280)
EUR 38,836,103 USD 46,532,106 Morgan Stanley & Co. International plc 09/15/21 (409,185)
EUR 51,770,000 USD 63,109,287 State Street Bank and Trust Co. 09/15/21 (1,625,681)
GBP 80,032,316 USD 113,150,625 Citibank NA 09/15/21 (2,422,714)
IDR 1,134,631,220,000 USD 78,817,545 Citibank NA 09/15/21 (1,631,987)
IDR 607,176,515,000 USD 42,140,179 Goldman Sachs International 09/15/21 (835,782)
IDR 1,430,641,030,000 USD 99,263,126 HSBC Bank plc 09/15/21 (1,940,909)
IDR 14,680,740,000 USD 1,021,127 Standard Chartered Bank 09/15/21 (22,440)
INR 5,059,935,000 USD 68,669,811 Bank of America NA 09/15/21 (1,250,504)
INR 150,270,000 USD 2,036,998 BNP Paribas SA 09/15/21 (34,779)
INR 5,266,465,000 USD 71,516,363 Deutsche Bank AG 09/15/21 (1,345,219)
JPY 1,699,991,779 USD 15,505,686 Deutsche Bank AG 09/15/21 (193,527)
JPY 8,248,009,407 USD 75,013,000 JPMorgan Chase Bank NA 09/15/21 (721,563)
JPY 1,261,250,316 USD 11,407,000 Royal Bank of Canada 09/15/21 (46,671)
JPY 847,629,862 USD 7,660,000 State Street Bank and Trust Co. 09/15/21 (25,232)
KRW 68,230,000,000 USD 61,379,993 Bank of America NA 09/15/21 (1,017,390)
KRW 33,965,000,000 USD 30,563,304 HSBC Bank plc 09/15/21 (514,706)
MXN 10,400,000 USD 519,851 Goldman Sachs International 09/15/21 (3,161)
MYR 203,150,000 USD 49,200,775 Goldman Sachs International 09/15/21 (420,855)
NOK 1,781,485,000 USD 214,260,494 UBS AG 09/15/21 (7,290,609)

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
RUB 866,208,825 USD 11,867,500 HSBC Bank plc 09/15/21 $ (161,829)
SEK 22,840,000 USD 2,744,034 JPMorgan Chase Bank NA 09/15/21 (73,298)
SEK 258,108,165 USD 30,354,567 JPMorgan Chase Bank NA 09/15/21 (173,361)
USD 20,180,000 BRL 102,611,264 Citibank NA 09/15/21 (255,994)
USD 5,542,778 BRL 28,292,000 Goldman Sachs International 09/15/21 (91,839)
USD 102,580,417 CNY 667,675,418 HSBC Bank plc 09/15/21 (82,934)
USD 143,372,040 CNY 935,693,246 Morgan Stanley & Co. International plc 09/15/21 (502,365)
USD 7,483,000 MXN 156,608,714 UBS AG 09/15/21 (297,596)
USD 32,307,439 SEK 278,200,000 JPMorgan Chase Bank NA 09/15/21 (223,154)
EUR 1,252,000 USD 1,494,853 JPMorgan Chase Bank NA 09/16/21 (7,907)
(49,969,315)
$ 147,726,449
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
EUR Currency ............... One-Touch Bank of America NA 07/16/21 USD 1.25 USD 1.25 EUR 2,606 $ 1,179
USD Currency ............... One-Touch Bank of America NA 07/22/21 CNH 6.56 CNH 6.56 USD 2,097 283,643
USD Currency ............... One-Touch Bank of America NA 08/02/21 MXN 20.00 MXN 20.00 USD 374 188,541
USD Currency ............... One-Touch
Morgan Stanley & Co.
International plc 08/02/21 MXN 20.50 MXN 20.50 USD 374 84,363
USD Currency ............... One-Touch UBS AG 08/30/21 CHF 0.94 CHF 0.94 USD 1,496 392,529
EUR Currency ............... One-Touch UBS AG 10/12/21 CHF 1.15 CHF 1.15 EUR 1,497 161,805
AUD Currency ............... One-Touch BNP Paribas SA 11/10/21 USD 0.85 USD 0.85 AUD 1,497 28,283
AUD Currency ............... One-Touch UBS AG 11/10/21 USD 0.83 USD 0.83 AUD 1,497 33,598
1,173,941
Put
USD Currency ............... Down and Out
Morgan Stanley & Co.
International plc 07/02/21 BRL 5.02 BRL 4.84 USD 64,746 624,028
USD Currency ............... One-Touch Bank of America NA 07/08/21 CNH 6.20 CNH 6.20 USD 2,282 313
USD Currency ............... One-Touch Bank of America NA 07/22/21 CNH 6.38 CNH 6.38 USD 4,193 290,454
USD Currency ............... One-Touch
Morgan Stanley & Co.
International plc 08/02/21 MXN 19.20 MXN 19.20 USD 748 65,151
EUR Currency ............... One-Touch BNP Paribas SA 08/16/21 PLN 4.40 PLN 4.40 EUR 1,497 136,109
USD Currency ............... Down and Out Credit Suisse International 08/30/21 RUB 68.25 RUB 63.25 USD 37,650 8,547
USD Currency ............... One-Touch Bank of America NA 11/03/21 JPY 103.00 JPY 103.00 USD 1,532 50,203
USD Currency ............... One-Touch HSBC Bank plc 11/03/21 MXN 19.25 MXN 19.25 USD 1,560 312,182
USD Currency ............... One-Touch HSBC Bank USA NA 11/05/21 MXN 18.95 MXN 18.95 USD 1,560 186,847
1,673,834
$ 2,847,775
$ –
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
SPDR S&P 500 ETF Trust ...................... 1,200 07/02/21 USD 428.00 USD 51,367 $ 188,400
SPDR S&P 500 ETF Trust ...................... 6,000 07/02/21 USD 427.00 USD 256,836 1,365,000
VanEck Vectors Semiconductor ETF ............... 360 07/09/21 USD 262.50 USD 9,441 113,400
Amazon.com, Inc. ........................... 200 07/16/21 USD 3,550.00 USD 68,803 365,000
BP plc ................................... 8,500 07/16/21 USD 29.00 USD 22,457 72,250
DR Horton, Inc. ............................. 2,498 07/16/21 USD 95.00 USD 22,574 139,888
Freeport-McMoRan, Inc. ....................... 1,250 07/16/21 USD 38.00 USD 4,639 115,000
FTSE MIB Index ............................ 399 07/16/21 EUR 26,000.00 EUR 20,031 40,215

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Invesco QQQ Trust 1 ......................... 575 07/16/21 USD 360.00 USD 20,380 $ 115,863
iShares MSCI Emerging Markets ETF .............. 15,000 07/16/21 USD 57.00 USD 82,725 150,000
Johnson Controls International plc ................ 3,579 07/16/21 USD 67.50 USD 24,563 662,115
Liberty Global plc ............................ 1,925 07/16/21 USD 30.00 USD 5,228 33,688
Liberty Global plc ............................ 3,018 07/16/21 USD 32.50 USD 8,197 60,360
Lions Gate Entertainment Corp. .................. 675 07/16/21 USD 21.00 USD 1,397 40,500
PulteGroup, Inc. ............................ 1,500 07/16/21 USD 60.00 USD 8,186 22,500
Ralph Lauren Corp. .......................... 1,100 07/16/21 USD 145.00 USD 12,959 16,500
S&P 500 Index ............................. 138 07/16/21 USD 4,400.00 USD 59,306 33,465
Sabre Corp. ............................... 725 07/16/21 USD 20.00 USD 905 2,175
Sandvik AB ................................ 2,999 07/16/21 SEK 237.83 SEK 66,283 7,787
SPDR S&P 500 ETF Trust ...................... 1,540 07/16/21 USD 435.00 USD 65,921 123,970
SPDR S&P 500 ETF Trust ...................... 11,375 07/16/21 USD 427.00 USD 486,918 5,192,688
SPDR S&P Oil & Gas Exploration & Production ETF .... 1,250 07/16/21 USD 102.00 USD 12,086 180,000
Technology Select Sector SPDR Fund ............. 725 07/16/21 USD 146.00 USD 10,705 194,663
Utilities Select Sector SPDR Fund ................ 1,965 07/16/21 USD 67.00 USD 12,425 11,790
VanEck Vectors Semiconductor ETF ............... 3,500 07/16/21 USD 260.00 USD 91,784 2,012,500
SPDR S&P 500 ETF Trust ...................... 4,043 07/26/21 USD 435.00 USD 173,065 650,923
Advanced Micro Devices, Inc. ................... 915 07/30/21 USD 95.00 USD 8,595 391,163
Advanced Micro Devices, Inc. ................... 916 07/30/21 USD 100.00 USD 8,604 243,656
Energy Select Sector SPDR Fund ................ 2,948 07/30/21 USD 56.00 USD 15,881 278,586
Invesco QQQ Trust 1 ......................... 983 07/30/21 USD 350.00 USD 34,840 962,357
NVIDIA Corp. .............................. 300 07/30/21 USD 850.00 USD 24,003 540,000
SPDR S&P 500 ETF Trust ...................... 14,224 07/30/21 USD 436.00 USD 608,873 2,681,224
Bank of America Corp. ........................ 7,300 08/20/21 USD 47.00 USD 30,098 127,750
Comcast Corp. ............................. 1,100 08/20/21 USD 57.50 USD 6,272 179,850
CommScope Holding Co., Inc. ................... 750 08/20/21 USD 25.00 USD 1,598 31,875
Daimler AG ................................ 2,000 08/20/21 EUR 85.00 EUR 15,072 106,718
Energy Select Sector SPDR Fund ................ 35,000 08/20/21 USD 60.00 USD 188,545 2,030,000
EURO STOXX 50 Index ....................... 2,632 08/20/21 EUR 4,200.00 EUR 106,972 722,487
Freeport-McMoRan, Inc. ....................... 2,500 08/20/21 USD 41.00 USD 9,278 296,250
iShares China Large-Cap ETF ................... 2,000 08/20/21 USD 49.00 USD 9,266 83,000
L Brands, Inc. .............................. 3,600 08/20/21 USD 80.00 USD 25,942 849,600
Las Vegas Sands Corp. ....................... 650 08/20/21 USD 65.00 USD 3,425 30,875
salesforce.com, Inc. .......................... 598 08/20/21 USD 250.00 USD 14,607 402,155
SPDR S&P 500 ETF Trust ...................... 5,000 08/20/21 USD 440.00 USD 214,030 1,205,000
Trane Technologies plc ........................ 250 08/20/21 USD 190.00 USD 4,604 100,000
Western Digital Corp. ......................... 750 08/20/21 USD 95.00 USD 5,338 43,875
Western Digital Corp. ......................... 2,225 08/20/21 USD 85.00 USD 15,835 274,788
Advance Auto Parts, Inc. ....................... 399 09/17/21 USD 210.00 USD 8,185 325,185
BP plc ................................... 955 09/17/21 GBP 3.40 GBP 3,008 87,520
Carrier Global Corp. .......................... 3,146 09/17/21 USD 47.00 USD 15,290 1,038,180
Deere & Co. ............................... 170 09/17/21 USD 380.00 USD 5,996 126,650
Energy Select Sector SPDR Fund ................ 3,214 09/17/21 USD 56.00 USD 17,314 663,691
EURO STOXX 50 Index ....................... 1,057 09/17/21 EUR 4,350.00 EUR 42,960 130,347
EURO STOXX 50 Index ....................... 1,395 09/17/21 EUR 4,300.00 EUR 56,697 282,028
EURO STOXX Bank Index ..................... 657 09/17/21 EUR 90.00 EUR 3,077 256,109
EURO STOXX Bank Index ..................... 1,912 09/17/21 EUR 100.00 EUR 8,954 218,214
FedEx Corp. ............................... 450 09/17/21 USD 310.00 USD 13,425 412,875
Freeport-McMoRan, Inc. ....................... 1,700 09/17/21 USD 40.00 USD 6,309 338,300
Iliad SA .................................. 529 09/17/21 EUR 145.00 EUR 6,537 97,226
Illinois Tool Works, Inc. ........................ 1,000 09/17/21 USD 250.00 USD 22,356 87,500
iShares MSCI Emerging Markets ETF .............. 4,224 09/17/21 USD 56.00 USD 23,295 637,824
iShares Russell 2000 ETF ...................... 715 09/17/21 USD 240.00 USD 16,400 272,415
iShares Russell 2000 ETF ...................... 715 09/17/21 USD 260.00 USD 16,400 35,750
Lions Gate Entertainment Corp. .................. 1,450 09/17/21 USD 25.00 USD 3,002 90,625
salesforce.com, Inc. .......................... 1,075 09/17/21 USD 260.00 USD 26,259 768,625
SPDR S&P 500 ETF Trust ...................... 20,759 09/17/21 USD 450.00 USD 888,610 4,099,903
SPDR S&P 500 ETF Trust ...................... 23,000 09/17/21 USD 440.00 USD 984,538 11,040,000
STOXX Europe 600 Banks Index ................. 3,015 09/17/21 EUR 140.00 EUR 20,193 491,567
Vinci SA .................................. 1,400 09/17/21 EUR 100.00 EUR 12,599 131,144
Nucor Corp. ............................... 1,300 10/15/21 USD 110.00 USD 12,471 422,500
TE Connectivity Ltd. .......................... 599 10/15/21 USD 145.00 USD 8,099 164,725
Parker-Hannifin Corp. ......................... 599 11/19/21 USD 340.00 USD 18,396 506,155

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Caesars Entertainment, Inc. .................... 989 12/17/21 USD 100.00 USD 10,261 $ 1,505,753
Cellnex Telecom SA .......................... 2,511 12/17/21 EUR 59.28 EUR 14,568 631,868
Diamondback Energy, Inc. ...................... 2,103 12/17/21 USD 90.00 USD 19,745 2,986,260
Diamondback Energy, Inc. ...................... 3,512 12/17/21 USD 115.00 USD 32,974 2,054,520
Electricite de France SA ....................... 1,815 12/17/21 EUR 15.00 EUR 2,092 83,933
EURO STOXX Bank Index ..................... 25,026 12/17/21 EUR 95.00 EUR 117,197 7,418,645
SPDR S&P 500 ETF Trust ...................... 800 12/17/21 USD 360.00 USD 34,245 5,865,200
Caesars Entertainment, Inc. .................... 4,838 01/21/22 USD 100.00 USD 50,194 7,873,845
Devon Energy Corp. .......................... 6,094 01/21/22 USD 35.00 USD 17,788 1,252,317
Devon Energy Corp. .......................... 7,515 01/21/22 USD 28.00 USD 21,936 3,362,963
79,252,211
Put
SPDR S&P 500 ETF Trust ...................... 982 07/02/21 USD 405.00 USD 42,035 2,455
SPDR S&P 500 ETF Trust ...................... 1,250 07/02/21 USD 420.00 USD 53,508 11,875
SPDR S&P 500 ETF Trust ...................... 5,750 07/02/21 USD 410.00 USD 246,135 20,125
American Airlines Group, Inc. .................... 1,500 07/16/21 USD 8.00 USD 3,182 3,000
EURO STOXX 50 Index ....................... 1,044 07/16/21 EUR 4,000.00 EUR 42,431 364,568
iShares Russell 2000 ETF ...................... 1,250 07/16/21 USD 218.00 USD 28,671 91,250
Pitney Bowes, Inc. ........................... 1,225 07/16/21 USD 7.00 USD 1,074 12,250
S&P 500 Index ............................. 170 07/16/21 USD 3,850.00 USD 73,058 38,675
S&P 500 Index ............................. 352 07/16/21 USD 4,100.00 USD 151,272 251,680
SPDR Bloomberg Barclays High Yield Bond ETF ...... 2,250 07/16/21 USD 108.00 USD 24,741 28,125
U.S. Treasury 10 Year Note ..................... 1,461 07/23/21 USD 131.00 USD 146,100 159,797
U.S. Treasury 5 Year Note ...................... 2,000 07/23/21 USD 123.25 USD 200,000 421,875
Cellnex Telecom SA .......................... 3,138 08/20/21 EUR 45.39 EUR 18,230 114,529
S&P 500 Index ............................. 97 08/20/21 USD 4,000.00 USD 41,686 249,775
S&P 500 Index ............................. 122 08/20/21 USD 4,100.00 USD 52,430 439,200
U.S. Treasury 10 Year Note ..................... 1,185 08/27/21 USD 131.00 USD 118,500 462,891
U.S. Treasury 10 Year Note ..................... 1,185 08/27/21 USD 129.00 USD 118,500 92,578
EURO STOXX 50 Index ....................... 959 08/31/21 EUR 3,900.00 EUR 38,977 618,601
EURO STOXX 50 Index ....................... 959 08/31/21 EUR 4,100.00 EUR 38,977 1,312,253
S&P 500 Index ............................. 50 08/31/21 USD 4,150.00 USD 21,488 277,000
90-day Eurodollar September 2021 Futures .......... 2,326 09/10/21 USD 99.63 USD 581,500 319,825
90-day Eurodollar September 2021 Futures .......... 2,326 09/10/21 USD 99.50 USD 581,500 2,936,575
ams AG .................................. 1,691 09/17/21 CHF 12.00 CHF 3,138 21,018
iShares iBoxx High Yield Corporate Bond ETF ........ 29,999 09/17/21 USD 84.00 USD 264,111 1,139,962
PG&E Corp. ............................... 750 09/17/21 USD 8.00 USD 763 10,500
90-day Eurodollar October 2021 Futures ............ 2,860 10/15/21 USD 99.25 USD 715,000 286,000
90-day Eurodollar December 2021 Futures .......... 3,001 12/10/21 USD 99.38 USD 750,250 637,713
90-day Eurodollar December 2021 Futures .......... 4,002 12/10/21 USD 99.50 USD 1,000,500 1,250,625
Uber Technologies, Inc. ....................... 1,800 12/17/21 USD 25.00 USD 9,022 27,900
United Airlines Holdings, Inc. .................... 800 01/21/22 USD 10.00 USD 4,183 9,200
11,611,820
$ 90,864,031
OTC Options Purchased
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
EUR Currency ........... Bank of America NA — 07/05/21 PLN 4.50 EUR 26,266 $ 164,264
USD Currency ........... Bank of America NA — 07/05/21 ZAR 15.25 USD 89,799 943
USD Currency ........... Goldman Sachs International — 07/08/21 MXN 21.00 USD 49,231 7,912
USD Currency ........... Morgan Stanley & Co. International plc — 07/12/21 ZAR 13.70 USD 32,654 1,403,014
USD Currency ........... Bank of America NA — 07/14/21 JPY 110.50 USD 65,538 487,298
EUR Currency ........... BNP Paribas SA — 07/16/21 USD 1.23 EUR 39,606 1,760
AUD Currency ........... UBS AG — 07/20/21 CAD 0.96 AUD 112,248 10,783
USD Currency ........... Bank of America NA — 07/21/21 KRW 1,132.00 USD 35,256 165,718
EUR Currency ........... BNP Paribas SA — 07/22/21 USD 1.23 EUR 44,899 2,957
USD Currency ........... UBS AG — 07/22/21 MXN 21.00 USD 56,124 80,401

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
OTC Options Purchased (continued)
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
USD Currency ........... Morgan Stanley & Co. International plc — 07/28/21 MXN 21.50 USD 250,171 $ 171,117
USD Currency ........... BNP Paribas SA — 08/02/21 ZAR 14.65 USD 28,718 265,315
USD Currency ........... Citibank NA — 08/10/21 JPY 110.00 USD 101,580 1,340,991
EUR Currency ........... Citibank NA — 08/19/21 AUD 1.65 EUR 112,248 106,212
EUR Currency ........... Standard Chartered Bank — 08/19/21 AUD 1.60 EUR 74,832 438,926
United Rentals, Inc. ....... Credit Suisse International 42,000 09/17/21 USD 360.00 USD 13,398 312,900
AUD Currency ........... Citibank NA — 09/24/21 USD 0.78 AUD 304,460 834,072
USD Currency ........... Morgan Stanley & Co. International plc — 09/29/21 MXN 20.75 USD 250,171 2,960,774
USD Currency ........... Credit Suisse International — 11/29/21 CHF 0.95 USD 302,480 1,682,250
USD Currency ........... Bank of America NA — 01/12/22 JPY 111.00 USD 131,140 2,186,618
12,624,225
Put
USD Currency ........... Deutsche Bank AG — 07/02/21 IDR 14,450.00 USD 39,677 11,746
USD Currency ........... Morgan Stanley & Co. International plc — 07/02/21 BRL 5.18 USD 40,467 1,639,660
USD Currency ........... Morgan Stanley & Co. International plc — 07/02/21 MXN 19.80 USD 80,934 81,807
USD Currency ........... Citibank NA — 07/05/21 ZAR 14.20 USD 7,483 19,800
EUR Currency ........... Deutsche Bank AG — 07/08/21 USD 1.20 EUR 56,125 814,125
USD Currency ........... Bank of America NA — 07/08/21 RUB 71.80 USD 32,580 13,872
USD Currency ........... BNP Paribas SA — 07/08/21 ZAR 14.00 USD 40,040 43,418
USD Currency ........... Deutsche Bank AG — 07/08/21 MXN 19.50 USD 32,632 12,343
USD Currency ........... Deutsche Bank AG — 07/08/21 BRL 5.18 USD 40,040 1,640,290
USD Currency ........... Morgan Stanley & Co. International plc — 07/09/21 MXN 19.85 USD 32,032 132,832
USD Currency ........... Bank of America NA — 07/12/21 JPY 99.00 USD 131,140 –
USD Currency ........... BNP Paribas SA — 07/12/21 ZAR 13.60 USD 32,654 4,880
USD Currency ........... Barclays Bank plc — 07/14/21 BRL 5.08 USD 40,962 1,030,054
USD Currency ........... Bank of America NA — 07/16/21 RUB 73.75 USD 32,059 394,923
AUD Currency ........... Bank of America NA — 07/20/21 JPY 79.00 AUD 52,382 10,121
AUD Currency ........... Goldman Sachs International — 07/20/21 JPY 79.00 AUD 67,349 13,013
EUR Currency ........... UBS AG — 07/20/21 USD 1.18 EUR 54,982 242,516
USD Currency ........... Bank of America NA — 07/21/21 KRW 1,110.00 USD 35,256 30,624
USD Currency ........... JPMorgan Chase Bank NA — 07/27/21 RUB 72.25 USD 78,387 416,531
EUR Currency ........... Standard Chartered Bank — 07/29/21 USD 1.18 EUR 55,286 208,794
GBP Currency ........... Deutsche Bank AG — 07/29/21 USD 1.38 GBP 47,410 300,933
USD Currency ........... UBS AG — 07/29/21 NOK 8.40 USD 37,416 92,965
EUR Currency ........... Morgan Stanley & Co. International plc — 07/30/21 USD 1.19 EUR 429,662 2,979,745
EUR Currency ........... BNP Paribas SA — 08/02/21 USD 1.19 EUR 280,000 2,766,532
USD Currency ........... BNP Paribas SA — 08/02/21 BRL 5.05 USD 32,373 831,998
USD Currency ........... UBS AG — 08/05/21 JPY 108.00 USD 38,300 27,042
EUR Currency ........... Citibank NA — 08/19/21 AUD 1.55 EUR 26,192 65,663
iShares National Muni Bond
ETF ............... Credit Suisse International 4,975 08/20/21 USD 114.00 USD 583 3
iShares National Muni Bond
ETF ............... Credit Suisse International 5,001 08/20/21 USD 113.00 USD 586 –
USD Currency ........... Morgan Stanley & Co. International plc — 08/25/21 MXN 19.75 USD 148,968 1,321,322
USD Currency ........... Bank of America NA — 08/26/21 RUB 72.50 USD 138,852 1,340,573
USD Currency ........... JPMorgan Chase Bank NA — 08/26/21 ZAR 13.75 USD 109,727 524,878
17,013,003
$ 29,637,228
OTC Dual Binary Options Purchased
Description
(a)
Counterparty Units
Expiration
Date
Notional
Amount (000) Value
Call
Dual Binary Option: Payout at expiration if the S&P 500
Index <= 4,567.73 and 10 year swap >= 1.7 ....... Goldman Sachs International 5,026 10/15/21 USD 45,915 $ 1,296,252
(a)
Option only pays if both terms are met on the expiration date.

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
OTC Credit Default Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate/Reference Frequency Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Put
Bought Protection on
5-Year Credit Default
Swap 1.00 % Quarterly
ITRAXX.EUR.
MAIN.35.V1 Quarterly Barclays Bank plc 08/18/21 EUR 52.50 EUR 784,652 $ 646,407
Bought Protection on
5-Year Credit Default
Swap 1.00 Quarterly
ITRAXX.EUR.
MAIN.35.V1 Quarterly Barclays Bank plc 08/18/21 EUR 65.00 EUR 90,500 30,901
Bought Protection on
5-Year Credit Default
Swap 1.00 Quarterly CDX.NA.IG.36.V1 Quarterly
Morgan Stanley
& Co.
International
plc 07/21/21 USD 65.00 USD 236,400 19,124
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly CDX.NA.HY.36.V1 Quarterly
JPMorgan Chase
Bank NA 07/21/21 USD 108.00 USD 30,000 23,617
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly CDX.NA.HY.36.V1 Quarterly
JPMorgan Chase
Bank NA 07/21/21 USD 108.50 USD 20,000 22,184
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly
ITRAXX.EUR.
CROSSOVER.35.
V1 Quarterly Barclays Bank plc 07/21/21 EUR 250.00 EUR 58,700 119,231
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly
ITRAXX.EUR.
CROSSOVER.35.
V1 Quarterly Barclays Bank plc 09/15/21 EUR 250.00 EUR 44,600 364,753
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly
ITRAXX.EUR.
CROSSOVER.35.
V1 Quarterly Barclays Bank plc 08/18/21 EUR 250.00 EUR 26,600 137,422
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly
ITRAXX.EUR.
CROSSOVER.35.
V1 Quarterly Barclays Bank plc 08/18/21 EUR 262.50 EUR 45,300 174,646
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly
ITRAXX.EUR.
CROSSOVER.35.
V1 Quarterly Barclays Bank plc 07/21/21 EUR 275.00 EUR 90,600 75,570
$ 1,613,855
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
6 month
EURIBOR Semi-Annual 0.07% Annual
Goldman Sachs
International 12/24/21 0.07 % EUR 157,050 $ 1,366,707
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 1.53% Semi-Annual
JPMorgan Chase
Bank NA 04/05/22 1.53 USD 79,090 1,735,760
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 1.39% Semi-Annual
Morgan Stanley & Co.
International plc 04/08/22 1.39 USD 156,180 2,632,809
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.60% Semi-Annual
Goldman Sachs
International 04/20/22 1.60 USD 149,124 5,500,058
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.30% Semi-Annual
Morgan Stanley & Co.
International plc 04/21/22 1.30 USD 159,089 1,857,121
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 1.20% Semi-Annual Bank of America NA 04/28/22 1.20 USD 220,690 2,444,411
1-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.80% Semi-Annual
Morgan Stanley & Co.
International plc 03/16/23 0.80 USD 1,990,697 4,797,828
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.98% Semi-Annual Barclays Bank plc 03/07/24 2.98 USD 104,172 11,799,000
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.95% Semi-Annual Barclays Bank plc 03/12/24 2.95 USD 104,170 11,571,280
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.97% Semi-Annual
Goldman Sachs Bank
USA 06/24/24 1.97 USD 24,980 1,175,564

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
OTC Interest Rate Swaptions Purchased (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.00% Semi-Annual
Goldman Sachs
International 06/28/24 2.00 % USD 24,980 $ 1,214,001
1-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 1.60% Semi-Annual Bank of America NA 02/24/25 1.60 USD 282,950 1,541,376
1-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 1.62% Semi-Annual
Morgan Stanley & Co.
International plc 02/24/25 1.62 USD 528,060 2,954,916
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.49% Semi-Annual Citibank NA 02/25/25 1.49 USD 34,430 1,002,141
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 0.89% Semi-Annual Deutsche Bank AG 04/30/25 0.89 USD 19,540 287,056
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.28% Semi-Annual
Goldman Sachs Bank
USA 06/04/25 1.28 USD 14,340 339,664
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.43% Semi-Annual UBS AG 06/05/25 1.43 USD 14,340 400,950
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.60% Semi-Annual Deutsche Bank AG 04/07/26 2.60 USD 40,450 3,459,969
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 3.18% Semi-Annual
JPMorgan Chase
Bank NA 05/02/28 3.18 USD 68,266 8,385,657
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 3.05% Semi-Annual Citibank NA 06/27/28 3.05 USD 70,870 8,100,882
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 3.04% Semi-Annual
Nomura International
plc 01/10/29 3.04 USD 31,100 3,532,080
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 3.04% Semi-Annual
Morgan Stanley & Co.
International plc 01/11/29 3.04 USD 31,050 3,520,976
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 3.08% Semi-Annual Barclays Bank plc 01/29/29 3.08 USD 31,350 3,646,729
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.99% Semi-Annual
JPMorgan Chase
Bank NA 04/27/38 2.99 USD 14,735 1,632,162
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.86% Semi-Annual
JPMorgan Chase
Bank NA 02/22/39 2.86 USD 13,826 1,443,852
86,342,949
Put
5-Year Interest Rate Swap
(a)
. 1.37% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs
International 07/08/21 1.37 USD 500,916 207
5-Year Interest Rate Swap
(a)
. 1.10% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 09/27/21 1.10 USD 866,253 4,214,493
5-Year Interest Rate Swap
(a)
. (0.15)% Annual
6 month
EURIBOR Semi-Annual Barclays Bank plc 11/15/21 (0.15) EUR 143,420 483,200
30-Year Interest Rate Swap
(a)
0.48% Annual
6 month
EURIBOR Semi-Annual
JPMorgan Chase
Bank NA 11/16/21 0.48 EUR 139,121 5,964,262
30-Year Interest Rate Swap
(a)
0.49% Annual
6 month
EURIBOR Semi-Annual
Goldman Sachs
International 11/24/21 0.49 EUR 139,694 5,940,380
30-Year Interest Rate Swap
(a)
0.52% Annual
6 month
EURIBOR Semi-Annual
Goldman Sachs
International 12/09/21 0.52 EUR 134,042 5,386,446
10-Year Interest Rate Swap
(a)
1.79% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs
International 12/29/21 1.79 USD 196,313 1,928,333
5-Year Interest Rate Swap
(a)
. 1.53% Semi-Annual 3 month LIBOR Quarterly
JPMorgan Chase
Bank NA 04/05/22 1.53 USD 79,090 498,562
5-Year Interest Rate Swap
(a)
. 1.39% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 04/08/22 1.39 USD 156,180 1,294,042
15-Year Interest Rate Swap
(a)
3.25% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs
International 05/03/22 3.25 USD 118,060 219,811
30-Year Interest Rate Swap
(a)
2.85% Semi-Annual 3 month LIBOR Quarterly
Nomura International
plc 05/09/22 2.85 USD 69,120 453,082
10-Year Interest Rate Swap
(a)
0.45% Annual
6 month
EURIBOR Semi-Annual
Goldman Sachs
International 06/08/22 0.45 EUR 221,560 2,563,978
1-Year Interest Rate Swap
(a)
. 0.50% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 07/05/22 0.50 USD 2,200,010 3,542,721
10-Year Interest Rate Swap
(a)
2.25% Semi-Annual 3 month LIBOR Quarterly
JPMorgan Chase
Bank NA 08/02/22 2.25 USD 56,530 556,367
10-Year Interest Rate Swap
(a)
2.25% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 08/08/22 2.25 USD 57,125 574,185
10-Year Interest Rate Swap
(a)
2.98% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 03/07/24 2.98 USD 104,172 1,345,745
10-Year Interest Rate Swap
(a)
2.95% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 03/12/24 2.95 USD 104,170 1,393,266
10-Year Interest Rate Swap
(a)
2.50% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 06/13/24 2.50 USD 110,550 2,627,346
10-Year Interest Rate Swap
(a)
2.50% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 06/20/24 2.50 USD 110,550 2,643,374
10-Year Interest Rate Swap
(a)
1.97% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs Bank
USA 06/24/24 1.97 USD 24,980 1,027,453

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
OTC Interest Rate Swaptions Purchased (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
2.00% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs
International 06/28/24 2.00 % USD 24,980 $ 1,000,672
1-Year Interest Rate Swap
(a)
. 1.60% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 02/24/25 1.60 USD 282,950 1,527,601
1-Year Interest Rate Swap
(a)
. 1.62% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 02/24/25 1.62 USD 528,060 2,801,157
10-Year Interest Rate Swap
(a)
1.49% Semi-Annual 3 month LIBOR Quarterly Citibank NA 02/25/25 1.49 USD 34,430 2,422,750
10-Year Interest Rate Swap
(a)
0.89% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 04/30/25 0.89 USD 19,540 2,163,008
10-Year Interest Rate Swap
(a)
1.28% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs Bank
USA 06/04/25 1.28 USD 14,340 1,216,789
10-Year Interest Rate Swap
(a)
1.43% Semi-Annual 3 month LIBOR Quarterly UBS AG 06/05/25 1.43 USD 14,340 1,090,850
10-Year Interest Rate Swap
(a)
2.60% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 04/07/26 2.60 USD 40,450 1,322,624
20-Year Interest Rate Swap
(a)
3.00% Annual
6 month
EURIBOR Semi-Annual UBS AG 01/18/28 3.00 EUR 35,585 511,278
10-Year Interest Rate Swap
(a)
3.18% Semi-Annual 3 month LIBOR Quarterly
JPMorgan Chase
Bank NA 05/02/28 3.18 USD 68,266 1,818,240
10-Year Interest Rate Swap
(a)
3.04% Semi-Annual 3 month LIBOR Quarterly
Nomura International
plc 01/10/29 3.04 USD 31,100 966,196
10-Year Interest Rate Swap
(a)
3.04% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 01/11/29 3.04 USD 31,050 967,409
10-Year Interest Rate Swap
(a)
3.08% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 01/29/29 3.08 USD 31,350 949,640
10-Year Interest Rate Swap
(a)
2.99% Semi-Annual 3 month LIBOR Quarterly
JPMorgan Chase
Bank NA 04/27/38 2.99 USD 14,735 551,167
10-Year Interest Rate Swap
(a)
2.86% Semi-Annual 3 month LIBOR Quarterly
JPMorgan Chase
Bank NA 02/22/39 2.86 USD 13,826 549,416
62,516,050
$ 148,858,999
(a)
Forward settling swaption.
OTC Barrier Options Written
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
USD Currency ............... One-Touch UBS AG 07/29/21 NOK 8.50 NOK 8.50 USD 374 $ (268,326)
USD Currency ............... One-Touch
Morgan Stanley & Co.
International plc 08/02/21 MXN 20.00 MXN 20.00 USD 374 (188,541)
USD Currency ............... One-Touch Bank of America NA 08/02/21 MXN 20.50 MXN 20.50 USD 374 (84,363)
USD Currency ............... One-Touch Deutsche Bank AG 08/30/21 CHF 0.94 CHF 0.94 USD 1,496 (392,529)
(933,759)
Put
AUD Currency ............... Down and In
Goldman Sachs
International 07/20/21 JPY 79.00 JPY 77.00 AUD 112,248 (17,309)
USD Currency ............... One-Touch Bank of America NA 07/22/21 CNH 6.45 CNH 6.45 USD 2,097 (952,089)
(969,398)
$ (1,903,157)
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
VanEck Vectors Semiconductor ETF ................ 55 07/02/21 USD 260.00 USD 1,442 $ (17,600)
VanEck Vectors Semiconductor ETF ................ 330 07/09/21 USD 267.50 USD 8,654 (42,240)
Amazon.com, Inc. ............................ 50 07/16/21 USD 3,450.00 USD 17,201 (253,750)
Amazon.com, Inc. ............................ 200 07/16/21 USD 3,700.00 USD 68,803 (92,000)

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Caesars Entertainment, Inc. ..................... 2,145 07/16/21 USD 115.00 USD 22,254 $ (119,048)
Freeport-McMoRan, Inc. ........................ 1,250 07/16/21 USD 41.00 USD 4,639 (33,125)
iShares MSCI Emerging Markets ETF ............... 15,000 07/16/21 USD 61.00 USD 82,725 (45,000)
SPDR S&P Oil & Gas Exploration & Production ETF ..... 1,250 07/16/21 USD 110.00 USD 12,086 (45,625)
UWM Holdings Corp. .......................... 1,913 07/16/21 USD 12.00 USD 1,616 (14,348)
UWM Holdings Corp. .......................... 3,073 07/16/21 USD 11.00 USD 2,597 (23,048)
U.S. Treasury 10 Year Note ...................... 355 07/23/21 USD 132.50 USD 35,500 (183,047)
U.S. Treasury 10 Year Note ...................... 974 07/23/21 USD 133.50 USD 97,400 (167,406)
Advanced Micro Devices, Inc. .................... 2,748 07/30/21 USD 110.00 USD 25,812 (285,792)
Energy Select Sector SPDR Fund ................. 3,931 07/30/21 USD 59.00 USD 21,176 (139,551)
Invesco QQQ Trust 1 .......................... 1,475 07/30/21 USD 360.00 USD 52,278 (610,650)
Energy Select Sector SPDR Fund ................. 52,500 08/20/21 USD 65.00 USD 282,818 (1,260,000)
EURO STOXX 50 Index ........................ 1,438 08/20/21 EUR 4,350.00 EUR 58,445 (56,269)
Freeport-McMoRan, Inc. ........................ 2,500 08/20/21 USD 46.00 USD 9,278 (112,500)
iShares China Large-Cap ETF .................... 2,000 08/20/21 USD 54.00 USD 9,266 (12,000)
UWM Holdings Corp. .......................... 1,054 08/20/21 USD 12.50 USD 891 (18,445)
Western Digital Corp. .......................... 1,500 08/20/21 USD 100.00 USD 10,676 (69,000)
U.S. Treasury 10 Year Note ...................... 759 08/27/21 USD 133.00 USD 75,900 (498,094)
BP plc .................................... 955 09/17/21 GBP 4.00 GBP 3,028 (11,559)
Energy Select Sector SPDR Fund ................. 3,214 09/17/21 USD 62.00 USD 17,314 (224,980)
EURO STOXX 50 Index ........................ 2,452 09/17/21 EUR 4,400.00 EUR 99,657 (184,624)
iShares MSCI Emerging Markets ETF ............... 4,224 09/17/21 USD 59.00 USD 23,295 (137,280)
salesforce.com, Inc. ........................... 1,075 09/17/21 USD 300.00 USD 26,259 (149,425)
SPDR S&P 500 ETF Trust ....................... 20,000 09/17/21 USD 454.00 USD 856,120 (2,710,000)
Caesars Entertainment, Inc. ..................... 989 12/17/21 USD 130.00 USD 10,261 (499,445)
Diamondback Energy, Inc. ....................... 2,103 12/17/21 USD 130.00 USD 19,745 (725,535)
Diamondback Energy, Inc. ....................... 3,512 12/17/21 USD 135.00 USD 32,974 (1,009,700)
EURO STOXX Bank Index ...................... 25,026 12/17/21 EUR 105.00 EUR 117,197 (2,856,178)
SPDR S&P 500 ETF Trust ....................... 2,500 12/17/21 USD 455.00 USD 107,015 (1,348,750)
Caesars Entertainment, Inc. ..................... 4,838 01/21/22 USD 130.00 USD 50,194 (2,818,135)
Devon Energy Corp. ........................... 6,094 01/21/22 USD 40.00 USD 17,788 (728,233)
Devon Energy Corp. ........................... 7,515 01/21/22 USD 38.00 USD 21,936 (1,119,735)
(18,622,117)
Put
SPDR S&P 500 ETF Trust ....................... 7,000 07/02/21 USD 390.00 USD 299,642 (10,500)
DR Horton, Inc. .............................. 2,498 07/16/21 USD 80.00 USD 22,574 (21,233)
iShares Russell 2000 ETF ....................... 1,250 07/16/21 USD 200.00 USD 28,671 (20,000)
Johnson Controls International plc ................. 5,167 07/16/21 USD 60.00 USD 35,461 (25,835)
PulteGroup, Inc. ............................. 1,500 07/16/21 USD 50.00 USD 8,186 (30,000)
Ralph Lauren Corp. ........................... 1,100 07/16/21 USD 115.00 USD 12,959 (200,750)
S&P 500 Index .............................. 170 07/16/21 USD 3,950.00 USD 73,058 (56,100)
S&P 500 Index .............................. 170 07/16/21 USD 4,000.00 USD 73,058 (70,550)
Sandvik AB ................................. 2,999 07/16/21 SEK 208.10 SEK 66,283 (58,399)
SPDR Bloomberg Barclays High Yield Bond ETF ....... 2,250 07/16/21 USD 105.00 USD 24,741 (22,500)
SPDR S&P 500 ETF Trust ....................... 250 07/23/21 USD 375.00 USD 10,702 (8,625)
U.S. Treasury 10 Year Note ...................... 355 07/23/21 USD 130.50 USD 35,500 (22,188)
U.S. Treasury 10 Year Note ...................... 730 07/23/21 USD 129.00 USD 73,000 (11,406)
Comcast Corp. .............................. 1,100 08/20/21 USD 52.50 USD 6,272 (80,300)
Daimler AG ................................. 2,000 08/20/21 EUR 70.00 EUR 15,072 (219,364)
Las Vegas Sands Corp. ........................ 1,301 08/20/21 USD 50.00 USD 6,855 (247,841)
S&P 500 Index .............................. 97 08/20/21 USD 3,750.00 USD 41,686 (117,370)
S&P 500 Index .............................. 122 08/20/21 USD 3,900.00 USD 52,430 (228,140)
salesforce.com, Inc. ........................... 598 08/20/21 USD 220.00 USD 14,607 (112,424)
Trane Technologies plc ......................... 250 08/20/21 USD 170.00 USD 4,604 (40,625)
U.S. Treasury 10 Year Note ...................... 2,370 08/27/21 USD 130.00 USD 237,000 (407,344)
U.S. Treasury 30 Year Bond ..................... 500 08/27/21 USD 157.00 USD 50,000 (390,625)
U.S. Treasury 5 Year Note ....................... 3,000 08/27/21 USD 122.75 USD 300,000 (703,125)
EURO STOXX 50 Index ........................ 1,918 08/31/21 EUR 4,000.00 EUR 77,953 (1,778,478)
S&P 500 Index .............................. 50 08/31/21 USD 3,900.00 USD 21,488 (131,500)
90-day Eurodollar September 2021 Futures ........... 2,326 09/10/21 USD 99.75 USD 581,500 (712,338)
90-day Eurodollar September 2021 Futures ........... 2,326 09/10/21 USD 99.38 USD 581,500 (2,238,775)
Advance Auto Parts, Inc. ........................ 399 09/17/21 USD 180.00 USD 8,185 (125,685)
Alphabet, Inc. ............................... 110 09/17/21 USD 2,100.00 USD 27,570 (197,450)

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Amazon.com, Inc. ............................ 72 09/17/21 USD 3,000.00 USD 24,769 $ (260,640)
Carrier Global Corp. ........................... 2,878 09/17/21 USD 43.00 USD 13,987 (172,680)
Deere & Co. ................................ 170 09/17/21 USD 320.00 USD 5,996 (110,925)
EQT Corp. ................................. 8,000 09/17/21 USD 17.00 USD 17,808 (280,000)
FedEx Corp. ................................ 450 09/17/21 USD 270.00 USD 13,425 (208,125)
Freeport-McMoRan, Inc. ........................ 1,700 09/17/21 USD 32.00 USD 6,309 (183,600)
Illinois Tool Works, Inc. ......................... 1,000 09/17/21 USD 200.00 USD 22,356 (202,500)
iShares iBoxx High Yield Corporate Bond ETF ......... 29,999 09/17/21 USD 81.00 USD 264,111 (719,976)
Microsoft Corp. .............................. 950 09/17/21 USD 225.00 USD 25,736 (129,675)
SPDR S&P 500 ETF Trust ....................... 1,540 09/17/21 USD 375.00 USD 65,921 (408,100)
Vinci SA ................................... 1,400 09/17/21 EUR 85.00 EUR 12,599 (371,851)
Nucor Corp. ................................ 1,300 10/15/21 USD 92.50 USD 12,471 (806,000)
TE Connectivity Ltd. ........................... 599 10/15/21 USD 125.00 USD 8,099 (202,163)
Parker-Hannifin Corp. .......................... 599 11/19/21 USD 250.00 USD 18,396 (305,490)
(12,651,195)
$ (31,273,312)
OTC Options Written
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency .............. Deutsche Bank AG — 07/02/21 IDR 14,800.00 USD 31,741 $ (1,549)
USD Currency .............. Bank of America NA — 07/05/21 ZAR 16.25 USD 112,248 (8)
USD Currency .............. Morgan Stanley & Co. International plc — 07/12/21 ZAR 14.10 USD 48,981 (889,093)
EUR Currency .............. BNP Paribas SA — 07/16/21 USD 1.25 EUR 59,408 (206)
EUR Currency .............. BNP Paribas SA — 07/22/21 USD 1.26 EUR 89,798 (399)
USD Currency .............. Morgan Stanley & Co. International plc — 07/22/21 MXN 21.00 USD 3,742 (5,361)
USD Currency .............. UBS AG — 07/22/21 MXN 22.00 USD 130,957 (35,434)
USD Currency .............. Morgan Stanley & Co. International plc — 07/28/21 MXN 20.75 USD 250,171 (676,963)
USD Currency .............. BNP Paribas SA — 08/02/21 BRL 5.40 USD 20,233 (53,941)
USD Currency .............. Citibank NA — 08/02/21 ZAR 14.00 USD 40,467 (1,224,605)
EUR Currency .............. Citibank NA — 08/19/21 AUD 1.60 EUR 74,832 (438,926)
EUR Currency .............. Standard Chartered Bank — 08/19/21 AUD 1.65 EUR 112,248 (106,212)
USD Currency .............. Morgan Stanley & Co. International plc — 09/29/21 MXN 21.50 USD 250,171 (1,436,732)
(4,869,429)
Put
USD Currency .............. Morgan Stanley & Co. International plc — 07/02/21 MXN 19.40 USD 121,400 (200)
USD Currency .............. Bank of America NA — 07/05/21 ZAR 14.20 USD 7,483 (19,800)
EUR Currency .............. Goldman Sachs International — 07/08/21 USD 1.20 EUR 56,125 (814,125)
USD Currency .............. Bank of America NA — 07/08/21 RUB 71.00 USD 32,580 (2,437)
USD Currency .............. BNP Paribas SA — 07/08/21 ZAR 13.50 USD 40,040 (1,194)
USD Currency .............. Deutsche Bank AG — 07/08/21 BRL 4.99 USD 40,040 (412,109)
USD Currency .............. Morgan Stanley & Co. International plc — 07/09/21 MXN 19.45 USD 40,040 (13,012)
USD Currency .............. BNP Paribas SA — 07/12/21 ZAR 13.25 USD 48,981 (904)
USD Currency .............. Barclays Bank plc — 07/14/21 BRL 4.93 USD 40,962 (288,691)
USD Currency .............. Bank of America NA — 07/16/21 RUB 72.20 USD 48,088 (124,451)
AUD Currency .............. UBS AG — 07/20/21 CAD 0.93 AUD 18,708 (80,759)
USD Currency .............. JPMorgan Chase Bank NA — 07/27/21 RUB 70.00 USD 78,387 (75,957)
USD Currency .............. UBS AG — 07/29/21 NOK 8.22 USD 74,832 (38,212)
EUR Currency .............. BNP Paribas SA — 07/30/21 USD 1.17 EUR 429,662 (626,650)
EUR Currency .............. BNP Paribas SA — 08/02/21 USD 1.15 EUR 420,000 (207,982)
USD Currency .............. UBS AG — 08/05/21 JPY 105.00 USD 76,599 (6,170)
USD Currency .............. Citibank NA — 08/10/21 JPY 97.00 USD 101,580 (174)
EUR Currency .............. Standard Chartered Bank — 08/19/21 AUD 1.55 EUR 26,192 (65,663)
USD Currency .............. Morgan Stanley & Co. International plc — 08/25/21 MXN 19.25 USD 223,451 (541,575)
USD Currency .............. Bank of America NA — 08/26/21 RUB 70.00 USD 208,278 (341,545)
USD Currency .............. JPMorgan Chase Bank NA — 08/26/21 ZAR 13.25 USD 164,590 (167,873)
USD Currency .............. Morgan Stanley & Co. International plc — 08/31/21 IDR 14,100.00 USD 26,999 (38,483)
United Rentals, Inc. .......... Credit Suisse International 42,000 09/17/21 USD 280.00 USD 13,398 (321,204)

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
OTC Options Written (continued)
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
USD Currency .............. Bank of America NA — 01/12/22 JPY 97.00 USD 131,140 $ (71,351)
(4,260,521)
$ (9,129,950)
OTC Credit Default Swaptions Written
Paid by the Fund Received by the Fund
Description Rate/Reference Frequency Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Call
Sold Protection on
5-Year Credit
Default Swap 5.00 % Quarterly
ITRAXX.EUR.
CROSSOVER.35.
V1 Quarterly Barclays Bank plc 08/18/21 NR EUR 237.50 EUR 45,300 $ (304,803)
Sold Protection on
5-Year Credit
Default Swap 5.00 Quarterly
ITRAXX.EUR.
CROSSOVER.35.
V1 Quarterly Barclays Bank plc 07/21/21 NR EUR 237.50 EUR 90,600 (489,182)
(793,985)
Put
Sold Protection on
5-Year Credit
Default Swap
ITRAXX.EUR.
MAIN.35.V1 Quarterly 1.00 % Quarterly Barclays Bank plc 08/18/21 NR EUR 75.00 EUR 90,500 (20,788)
Sold Protection on
5-Year Credit
Default Swap CDX.NA.IG.36.V1 Quarterly 1.00 Quarterly
Morgan Stanley &
Co. International
plc 07/21/21 NR USD 80.00 USD 236,400 (12,347)
Sold Protection on
5-Year Credit
Default Swap
ITRAXX.EUR.
CROSSOVER.35.V1 Quarterly 5.00 Quarterly Barclays Bank plc 09/15/21 NR EUR 300.00 EUR 44,600 (175,055)
(208,190)
$ (1,002,175)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
0.02% Annual
6 month
EURIBOR Semi-Annual
Goldman Sachs
International 08/24/21 0.02 % EUR 157,050 $ (389,307)
10-Year Interest Rate Swap
(a)
0.55% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 09/20/21 0.55 USD 79,951 (9,490)
10-Year Interest Rate Swap
(a)
1.52% Semi-Annual 3 month LIBOR Quarterly Citibank NA 09/22/21 1.52 USD 33,800 (500,429)
10-Year Interest Rate Swap
(a)
1.78% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs Bank
USA 10/14/21 1.78 USD 33,220 (1,071,201)
10-Year Interest Rate Swap
(a)
1.57% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 12/21/21 1.57 USD 127,247 (2,607,982)
10-Year Interest Rate Swap
(a)
1.62% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs
International 12/29/21 1.62 USD 63,623 (1,463,523)
2-Year Interest Rate Swap
(a)
. 0.51% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 01/10/22 0.51 USD 438,190 (1,061,865)
10-Year Interest Rate Swap
(a)
1.00% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 01/27/22 1.00 USD 39,530 (151,859)
10-Year Interest Rate Swap
(a)
1.25% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 01/27/22 1.25 USD 36,230 (308,880)
10-Year Interest Rate Swap
(a)
1.62% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 02/18/22 1.62 USD 35,490 (852,530)
2-Year Interest Rate Swap
(a)
. 0.41% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs
International 02/23/22 0.41 USD 253,640 (323,391)

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
2-Year Interest Rate Swap
(a)
. 0.51% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 03/01/22 0.51 % USD 367,120 $ (790,666)
2-Year Interest Rate Swap
(a)
. 0.49% Semi-Annual 3 month LIBOR Quarterly
JPMorgan Chase
Bank NA 03/02/22 0.49 USD 551,270 (1,063,758)
2-Year Interest Rate Swap
(a)
. 0.52% Semi-Annual 3 month LIBOR Quarterly Citibank NA 03/03/22 0.52 USD 188,010 (419,105)
2-Year Interest Rate Swap
(a)
. 0.56% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 03/21/22 0.56 USD 188,010 (492,363)
2-Year Interest Rate Swap
(a)
. 0.57% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 03/23/22 0.57 USD 378,670 (1,015,113)
5-Year Interest Rate Swap
(a)
. 0.90% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 04/22/22 0.90 USD 110,340 (522,979)
5-Year Interest Rate Swap
(a)
. 0.90% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 04/28/22 0.90 USD 331,030 (1,570,306)
10-Year Interest Rate Swap
(a)
0.74% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 05/02/22 0.74 USD 30,200 (78,645)
10-Year Interest Rate Swap
(a)
1.40% Semi-Annual 3 month LIBOR Quarterly
JPMorgan Chase
Bank NA 06/07/22 1.40 USD 52,875 (830,708)
10-Year Interest Rate Swap
(a)
1.06% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 10/11/22 1.06 USD 26,195 (224,960)
10-Year Interest Rate Swap
(a)
1.23% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs
International 12/16/22 1.23 USD 25,095 (330,073)
10-Year Interest Rate Swap
(a)
1.25% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs
International 12/16/22 1.25 USD 25,095 (338,223)
10-Year Interest Rate Swap
(a)
1.25% Semi-Annual 3 month LIBOR Quarterly Citibank NA 12/30/22 1.25 USD 28,070 (389,372)
10-Year Interest Rate Swap
(a)
1.44% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 01/09/23 1.44 USD 51,650 (1,017,557)
10-Year Interest Rate Swap
(a)
2.01% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 03/01/23 2.01 USD 55,940 (2,670,584)
1-Year Interest Rate Swap
(a)
. 0.40% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 03/16/23 0.40 USD 1,990,697 (1,490,451)
1-Year Interest Rate Swap
(a)
. 0.60% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 03/16/23 0.60 USD 1,990,697 (2,823,527)
10-Year Interest Rate Swap
(a)
3.05% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 03/12/29 3.05 USD 83,640 (9,550,224)
(34,359,071)
Put
2-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual 0.00% Annual Barclays Bank plc 07/01/21 0.00 EUR 72,225 —
2-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual (0.05)% Annual Barclays Bank plc 07/02/21 (0.05) EUR 70,595 —
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.15% Semi-Annual
Goldman Sachs
International 07/08/21 2.15 USD 104,992 —
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.53% Semi-Annual
Goldman Sachs
International 07/08/21 2.53 USD 80,147 —
2-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual 0.00% Annual Barclays Bank plc 07/19/21 0.00 EUR 73,835 —
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.73% Semi-Annual
Goldman Sachs
International 07/26/21 1.73 USD 269,563 (194,620)
2-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual (0.15)% Annual Barclays Bank plc 08/09/21 (0.15) EUR 258,020 (105)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.72% Semi-Annual
Goldman Sachs
International 08/24/21 1.72 USD 196,313 (574,965)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.75% Semi-Annual
Goldman Sachs
International 08/31/21 1.75 USD 297,291 (891,863)
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.19% Semi-Annual
Goldman Sachs
International 08/31/21 2.19 USD 148,646 (545,093)
2-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual (0.25)% Annual Barclays Bank plc 09/03/21 (0.25) EUR 299,280 (6,942)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.60% Semi-Annual Deutsche Bank AG 09/03/21 0.60 USD 95,920 (1,983,928)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.40% Semi-Annual
Morgan Stanley & Co.
International plc 09/20/21 1.40 USD 159,903 (2,657,544)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.52% Semi-Annual Citibank NA 09/22/21 1.52 USD 33,800 (374,401)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 1.35% Semi-Annual Bank of America NA 09/27/21 1.35 USD 1,299,379 (2,545,942)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.78% Semi-Annual
Goldman Sachs Bank
USA 10/14/21 1.78 USD 33,220 (187,214)
30-Year Interest Rate Swap
(a)
6 month
EURIBOR Semi-Annual 0.78% Annual
JPMorgan Chase
Bank NA 11/16/21 0.78 EUR 139,121 (1,672,363)
30-Year Interest Rate Swap
(a)
6 month
EURIBOR Semi-Annual 0.79% Annual
Goldman Sachs
International 11/24/21 0.79 EUR 139,694 (1,721,685)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.85% Semi-Annual
Goldman Sachs
International 11/26/21 1.85 USD 269,563 (1,813,612)

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.32% Semi-Annual
Goldman Sachs
International 12/03/21 2.32 % USD 83,403 $ (761,042)
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.50% Semi-Annual Barclays Bank plc 12/06/21 0.50 USD 170,300 (346,177)
30-Year Interest Rate Swap
(a)
6 month
EURIBOR Semi-Annual 0.82% Annual
Goldman Sachs
International 12/09/21 0.82 EUR 134,042 (1,642,150)
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.45% Semi-Annual Deutsche Bank AG 12/10/21 0.45 USD 169,735 (433,121)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.57% Semi-Annual Deutsche Bank AG 12/21/21 1.57 USD 127,247 (2,085,428)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.62% Semi-Annual
Goldman Sachs
International 12/29/21 1.62 USD 63,623 (972,903)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.10% Semi-Annual Barclays Bank plc 01/06/22 2.10 USD 109,170 (517,767)
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.51% Semi-Annual
Morgan Stanley & Co.
International plc 01/10/22 0.51 USD 438,190 (1,180,147)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.15% Semi-Annual Bank of America NA 01/10/22 1.15 USD 17,740 (759,270)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.15% Semi-Annual Bank of America NA 01/10/22 2.15 USD 108,190 (467,230)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.76% Semi-Annual
Goldman Sachs
International 01/26/22 1.76 USD 539,269 (6,650,046)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.25% Semi-Annual Bank of America NA 01/27/22 1.25 USD 36,230 (1,347,340)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.50% Semi-Annual Deutsche Bank AG 01/27/22 1.50 USD 39,530 (884,487)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.00% Semi-Annual
JPMorgan Chase
Bank NA 02/03/22 2.00 USD 171,440 (1,259,886)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.62% Semi-Annual Bank of America NA 02/18/22 1.62 USD 35,490 (661,491)
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.75% Semi-Annual Deutsche Bank AG 02/25/22 0.75 USD 253,640 (519,102)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.60% Semi-Annual Deutsche Bank AG 02/28/22 1.60 USD 37,130 (743,442)
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.51% Semi-Annual Deutsche Bank AG 03/01/22 0.51 USD 367,120 (1,402,366)
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.49% Semi-Annual
JPMorgan Chase
Bank NA 03/02/22 0.49 USD 551,270 (2,237,291)
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.52% Semi-Annual Citibank NA 03/03/22 0.52 USD 188,010 (710,238)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.60% Semi-Annual Deutsche Bank AG 03/03/22 1.60 USD 37,130 (752,618)
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.56% Semi-Annual Deutsche Bank AG 03/21/22 0.56 USD 188,010 (710,967)
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.57% Semi-Annual Deutsche Bank AG 03/23/22 0.57 USD 378,670 (1,420,368)
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.60% Semi-Annual
Goldman Sachs
International 04/20/22 2.60 USD 149,124 (1,558,388)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.30% Semi-Annual
Morgan Stanley & Co.
International plc 04/21/22 2.30 USD 159,089 (951,424)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 0.74% Semi-Annual Deutsche Bank AG 05/02/22 0.74 USD 30,200 (2,526,386)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 3.25% Semi-Annual
Goldman Sachs
International 05/03/22 3.25 USD 295,110 (165,746)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.75% Semi-Annual
Nomura International
plc 05/09/22 2.75 USD 150,715 (429,981)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.40% Semi-Annual
JPMorgan Chase
Bank NA 06/07/22 2.40 USD 52,875 (322,588)
10-Year Interest Rate Swap
(a)
6 month
EURIBOR Semi-Annual 0.75% Annual
Goldman Sachs
International 06/08/22 0.75 EUR 221,560 (1,186,398)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.75% Semi-Annual
JPMorgan Chase
Bank NA 08/02/22 2.75 USD 56,530 (242,030)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 3.25% Semi-Annual
JPMorgan Chase
Bank NA 08/02/22 3.25 USD 56,530 (111,424)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.75% Semi-Annual Barclays Bank plc 08/08/22 2.75 USD 57,125 (251,513)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 3.25% Semi-Annual Barclays Bank plc 08/08/22 3.25 USD 57,125 (116,513)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.06% Semi-Annual Deutsche Bank AG 10/11/22 1.06 USD 26,195 (1,746,770)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.23% Semi-Annual
Goldman Sachs
International 12/16/22 1.23 USD 25,095 (1,470,702)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.25% Semi-Annual
Goldman Sachs
International 12/16/22 1.25 USD 25,095 (1,449,541)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.25% Semi-Annual Citibank NA 12/30/22 1.25 USD 28,070 (1,626,605)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.44% Semi-Annual Barclays Bank plc 01/09/23 1.44 USD 51,650 (2,421,466)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.01% Semi-Annual Bank of America NA 03/01/23 2.01 USD 55,940 (1,326,778)
10-Year Interest Rate Swap
(a)
6 month
EURIBOR Semi-Annual 0.70% Annual Barclays Bank plc 05/15/23 0.70 EUR 71,710 (1,221,094)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 3.00% Semi-Annual
Morgan Stanley & Co.
International plc 06/13/24 3.00 USD 110,550 (1,571,630)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 3.50% Semi-Annual
Morgan Stanley & Co.
International plc 06/13/24 3.50 USD 110,550 (954,929)

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 3.00% Semi-Annual
Morgan Stanley & Co.
International plc 06/20/24 3.00 % USD 110,550 $ (1,583,555)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 3.50% Semi-Annual
Morgan Stanley & Co.
International plc 06/20/24 3.50 USD 110,550 (963,369)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.25% Semi-Annual
Morgan Stanley & Co.
International plc 08/20/24 2.25 USD 116,580 (3,768,477)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 3.05% Semi-Annual Barclays Bank plc 06/15/26 3.05 USD 119,697 (1,556,887)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 3.05% Semi-Annual Deutsche Bank AG 06/15/26 3.05 USD 59,848 (778,437)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 3.04% Semi-Annual Barclays Bank plc 06/15/26 3.04 USD 644,103 (8,437,039)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 3.04% Semi-Annual
Morgan Stanley & Co.
International plc 06/30/26 3.04 USD 297,725 (4,019,291)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 3.05% Semi-Annual Barclays Bank plc 03/12/29 3.05 USD 83,640 (2,610,560)
(89,004,675)
$ (123,363,746)
(a)
Forward settling swaption.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.HY.33.V12 .................. 5.00 % Quarterly 12/20/24 USD 70,907 $ (7,075,127) $ (3,239,317) $ (3,835,810)
CDX.NA.IG.33.V1 ................... 1.00 Quarterly 12/20/24 USD 1,500,000 (30,380,693) (23,065,980) (7,314,713)
CDX.NA.HY.36.V1 ................... 5.00 Quarterly 06/20/26 USD 43,500 (4,514,466) (4,132,290) (382,176)
ITRAXX.EUR.CROSSOVER.35.V1 ........ 5.00 Quarterly 06/20/26 EUR 40,757 (6,077,902) (6,044,684) (33,218)
ITRAXX.EUR.MAIN.35.V1 .............. 1.00 Quarterly 06/20/26 EUR 317,550 (10,139,425) (9,935,842) (203,583)
ITRAXX.FINSUB.35.V1 ............... 1.00 Quarterly 06/20/26 EUR 95,790 136,599 1,187,170 (1,050,571)
$ (58,051,014) $ (45,230,943) $ (12,820,071)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ITRAXX.EUR.
CROSSOVER.34.V2 . 5.00 % Quarterly 12/20/25 BBB- EUR 38,576 $ 5,915,740 $ 4,934,605 $ 981,135
CDX.NA.IG.36.V1 ..... 1.00 Quarterly 06/20/26 BBB+ USD 1,173,411 30,225,605 28,240,887 1,984,718
$ 36,141,345 $ 33,175,492 $ 2,965,853
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3 month LIBOR Quarterly 2.24% Semi-Annual N/A 11/01/21 USD 824,780 $ 8,422,932 $ — $ 8,422,932
6 month NIBOR Semi-Annual 0.49% Semi-Annual 09/02/21
(a)
09/02/22 NOK 895,210 (333,547) — (333,547)

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3 month NIBOR Quarterly 0.47% Annual 11/23/21
(a)
11/23/22 NOK 1,598,760 $ (996,121) $ — $ (996,121)
3 month NIBOR Quarterly 0.47% Annual 11/24/21
(a)
11/24/22 NOK 1,811,928 (1,134,696) — (1,134,696)
3 month NIBOR Quarterly 0.47% Annual 11/25/21
(a)
11/25/22 NOK 1,449,542 (912,366) — (912,366)
3 month NIBOR Quarterly 0.47% At Termination 11/26/21
(a)
11/26/22 NOK 2,754,131 (1,760,510) — (1,760,510)
3 month NIBOR Quarterly 0.48% At Termination 11/26/21
(a)
11/26/22 NOK 1,522,020 (964,097) — (964,097)
3 month NIBOR Quarterly 0.50% Annual 12/07/21
(a)
12/07/22 NOK 1,522,020 (972,320) — (972,320)
28 day MXIBTIIE Monthly 4.42% Monthly N/A 02/28/23 MXN 1,399,892 (1,732,115) — (1,732,115)
3 month LIBOR Quarterly 1.10% Semi-Annual N/A 03/01/23 USD 179,220 3,139,779 — 3,139,779
28 day MXIBTIIE Monthly 4.50% Monthly N/A 03/03/23 MXN 1,399,452 (1,651,613) — (1,651,613)
0.28% Semi-Annual 3 month LIBOR Quarterly N/A 04/01/23 USD 250,700 (88,113) — (88,113)
0.74% Annual 6 month WIBOR Semi-Annual N/A 06/17/23 PLN 381,041 138,700 — 138,700
0.72% Annual 6 month WIBOR Semi-Annual N/A 06/17/23 PLN 381,041 168,920 — 168,920
0.76% Annual 6 month WIBOR Semi-Annual N/A 06/18/23 PLN 263,838 69,562 — 69,562
0.83% Semi-Annual 6 month WIBOR Semi-Annual N/A 06/22/23 PLN 615,551 (58,668) — (58,668)
1.77% Semi-Annual 3 month LIBOR Quarterly 07/12/22
(a)
07/12/23 USD 1,061,620 (13,751,485) — (13,751,485)
3 month BA Semi-Annual 0.76% Semi-Annual 10/24/22
(a)
10/24/23 CAD 105,000 (494,596) — (494,596)
3 month BA Semi-Annual 0.81% Semi-Annual 11/16/22
(a)
11/16/23 CAD 1,044,808 (4,811,216) — (4,811,216)
3 month BA Semi-Annual 0.78% Semi-Annual 11/17/22
(a)
11/17/23 CAD 129,308 (626,426) — (626,426)
3 month LIBOR Quarterly 0.35% Semi-Annual 11/18/21
(a)
11/18/23 USD 193,290 (396,632) — (396,632)
3 month BA Semi-Annual 0.78% Semi-Annual 11/18/22
(a)
11/18/23 CAD 506,184 (2,480,965) — (2,480,965)
28 day MXIBTIIE Monthly 4.68% Monthly N/A 02/27/24 MXN 993,264 (1,923,601) — (1,923,601)
28 day MXIBTIIE Monthly 4.86% Monthly N/A 03/01/24 MXN 993,264 (1,712,139) — (1,712,139)
0.40% Semi-Annual 3 month LIBOR Quarterly N/A 03/08/24 USD 1,259,950 1,570,361 — 1,570,361
0.40% Semi-Annual 3 month LIBOR Quarterly N/A 03/08/24 USD 202,830 230,048 — 230,048
0.45% Semi-Annual 3 month LIBOR Quarterly N/A 03/11/24 USD 100,455 (12,722) — (12,722)
0.45% Semi-Annual 3 month LIBOR Quarterly N/A 03/19/24 USD 380,000 (37,469) — (37,469)
0.45% Semi-Annual 3 month LIBOR Quarterly N/A 03/23/24 USD 200,016 47,755 — 47,755
0.51% Semi-Annual 3 month LIBOR Quarterly N/A 04/06/24 USD 300,848 (221,923) — (221,923)
0.51% Semi-Annual 3 month LIBOR Quarterly N/A 04/07/24 USD 192,707 (109,942) — (109,942)
0.49% Semi-Annual 3 month LIBOR Quarterly N/A 04/13/24 USD 150,376 6,621 — 6,621
0.48% Semi-Annual 3 month LIBOR Quarterly N/A 04/16/24 USD 100,073 43,566 — 43,566
0.50% Semi-Annual 3 month LIBOR Quarterly N/A 04/30/24 USD 201,900 65,325 — 65,325
0.53% Semi-Annual 3 month LIBOR Quarterly 06/06/22
(a)
06/06/24 USD 300,000 1,239,370 — 1,239,370
0.44% Semi-Annual 3 month LIBOR Quarterly N/A 06/07/24 USD 149,997 460,648 — 460,648
0.73% Semi-Annual 3 month LIBOR Quarterly 06/21/22
(a)
06/21/24 USD 102,990 55,275 — 55,275
0.74% Semi-Annual 3 month LIBOR Quarterly 06/23/22
(a)
06/23/24 USD 51,410 18,227 — 18,227
0.54% Semi-Annual 3 month LIBOR Quarterly N/A 06/24/24 USD 150,008 109,791 — 109,791
0.57% Semi-Annual 3 month LIBOR Quarterly N/A 06/28/24 USD 280,000 (23,867) — (23,867)
0.77% Semi-Annual 3 month LIBOR Quarterly 06/28/22
(a)
06/28/24 USD 51,740 (349) — (349)
0.57% Semi-Annual 3 month LIBOR Quarterly N/A 06/28/24 USD 20,000 (2,010) — (2,010)
3 month LIBOR Quarterly 3.09% Semi-Annual N/A 11/29/24 USD 18,900 1,603,513 — 1,603,513
3 month LIBOR Quarterly 2.52% Semi-Annual N/A 02/28/25 USD 285,390 21,087,537 — 21,087,537
1 day EONIA At Termination (0.28)% At Termination 04/16/24
(a)
04/16/25 EUR 212,245 (135,446) — (135,446)
1 day EONIA At Termination (0.24)% At Termination 04/22/24
(a)
04/22/25 EUR 202,155 (20,339) — (20,339)
1 day EONIA At Termination (0.27)% At Termination 04/29/24
(a)
04/29/25 EUR 202,155 (99,297) — (99,297)
1 day EONIA At Termination (0.20)% At Termination 05/28/24
(a)
05/28/25 EUR 308,890 48,368 — 48,368
1 day EONIA At Termination (0.21)% At Termination 05/28/24
(a)
05/28/25 EUR 308,880 14,338 — 14,338
3 month LIBOR Quarterly 0.36% Semi-Annual N/A 06/02/25 USD 12,354 (200,079) — (200,079)
3 month LIBOR Quarterly 0.48% Semi-Annual N/A 01/21/26 USD 66,810 (1,145,276) — (1,145,276)
3 month LIBOR Quarterly 0.39% Semi-Annual N/A 02/10/26 USD 457,060 (10,289,191) — (10,289,191)
0.68% Semi-Annual 3 month LIBOR Quarterly N/A 02/19/26 USD 225,148 1,837,603 — 1,837,603
0.70% Semi-Annual 3 month LIBOR Quarterly N/A 02/22/26 USD 61,531 456,073 — 456,073
1.54% Semi-Annual 3 month LIBOR Quarterly 02/25/25
(a)
02/25/26 USD 45,550 35,402 — 35,402
1.71% Semi-Annual 3 month LIBOR Quarterly 03/06/25
(a)
03/06/26 USD 38,090 (33,402) — (33,402)
3 month LIBOR Quarterly 0.83% Semi-Annual N/A 03/08/26 USD 773,135 (1,010,826) — (1,010,826)
3 month LIBOR Quarterly 0.85% Semi-Annual N/A 04/08/26 USD 1,088,697 (2,568,609) — (2,568,609)
3 month LIBOR Quarterly 0.87% Semi-Annual N/A 04/08/26 USD 448,287 (614,531) — (614,531)
0.60% Semi-Annual 3 month LIBOR Quarterly N/A 04/08/26 USD 1,088,697 16,020,824 — 16,020,824
0.62% Semi-Annual 3 month LIBOR Quarterly N/A 04/08/26 USD 448,287 6,153,678 — 6,153,678
0.63% Semi-Annual 3 month LIBOR Quarterly N/A 05/26/26 USD 1,049,533 15,889,669 — 15,889,669

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.64% Semi-Annual 3 month LIBOR Quarterly N/A 05/27/26 USD 1,576,035 $ 23,133,877 $ — $ 23,133,877
0.85% Semi-Annual 3 month LIBOR Quarterly N/A 05/27/26 USD 525,345 2,264,312 — 2,264,312
5.88% Quarterly 3 month JIBAR Quarterly N/A 06/16/26 ZAR 518,903 115,910 — 115,910
5.84% Quarterly 3 month JIBAR Quarterly N/A 06/16/26 ZAR 401,137 138,139 — 138,139
2.91% Semi-Annual 3 month LIBOR Quarterly N/A 08/23/26 USD 10,069 (1,085,453) — (1,085,453)
6 month
EURIBOR Semi-Annual
(0.15)%
Annual 11/16/21
(a)
11/16/26 EUR 71,710 234,608 — 234,608
28 day MXIBTIIE Monthly 7.49% Monthly N/A 04/14/27 MXN 1,412,000 2,891,334 — 2,891,334
3 month LIBOR Quarterly 0.65% Semi-Annual 06/20/22
(a)
06/20/27 USD 49,365 (1,545,614) — (1,545,614)
3 month LIBOR Quarterly 0.68% Semi-Annual 06/20/22
(a)
06/20/27 USD 49,365 (1,479,264) — (1,479,264)
1.36% Semi-Annual 3 month LIBOR Quarterly 06/20/22
(a)
06/20/27 USD 11,810 (36,018) — (36,018)
0.50% Semi-Annual 3 month LIBOR Quarterly N/A 08/17/27 USD 139,300 5,002,861 — 5,002,861
0.84% Semi-Annual 3 month LIBOR Quarterly N/A 11/15/27 USD 57,740 1,081,711 — 1,081,711
1.27% Semi-Annual 3 month LIBOR Quarterly N/A 02/15/28 USD 82,970 (450,339) — (450,339)
1.27% Semi-Annual 3 month LIBOR Quarterly N/A 02/15/28 USD 82,970 — — —
3 month LIBOR Quarterly 1.60% Semi-Annual 06/22/23
(a)
06/22/28 USD 200,417 (20,182) — (20,182)
3 month LIBOR Quarterly 0.65% Semi-Annual 07/12/23
(a)
07/12/28 USD 49,940 (2,309,677) — (2,309,677)
2.93% Semi-Annual 3 month LIBOR Quarterly N/A 08/24/28 USD 22,270 (2,836,242) — (2,836,242)
3.16% Semi-Annual 3 month LIBOR Quarterly N/A 10/03/28 USD 12,489 (1,762,685) — (1,762,685)
3.04% Semi-Annual 3 month LIBOR Quarterly N/A 02/16/29 USD 190,900 (26,794,021) — (26,794,021)
0.19% Annual
6 month
EURIBOR Semi-Annual N/A 01/16/30 EUR 15,120 (338,939) 2,441 (341,380)
1.31% Semi-Annual 3 month LIBOR Quarterly N/A 02/27/30 USD 20,000 14,653 — 14,653
0.65% Semi-Annual 3 month LIBOR Quarterly N/A 06/02/30 USD 24,780 1,571,302 — 1,571,302
1.32% Semi-Annual 3 month LIBOR Quarterly N/A 08/27/30 USD 59,190 222,790 — 222,790
3 month LIBOR Quarterly 0.66% Semi-Annual N/A 09/25/30 USD 50,000 (3,252,847) — (3,252,847)
0.71% Semi-Annual 3 month LIBOR Quarterly N/A 09/25/30 USD 50,000 3,027,004 — 3,027,004
3 month LIBOR Quarterly 0.69% Semi-Annual N/A 09/29/30 USD 40,000 (2,490,624) — (2,490,624)
0.76% Semi-Annual 3 month LIBOR Quarterly N/A 09/29/30 USD 40,000 2,231,439 — 2,231,439
0.65% Semi-Annual 3 month LIBOR Quarterly N/A 11/04/30 USD 37,120 2,531,068 — 2,531,068
0.92% Semi-Annual 3 month LIBOR Quarterly N/A 12/10/30 USD 25,517 1,159,090 — 1,159,090
1.17% Semi-Annual 3 month LIBOR Quarterly N/A 02/04/31 USD 79,927 1,591,981 — 1,591,981
1.20% Semi-Annual 3 month LIBOR Quarterly N/A 02/05/31 USD 46,846 834,580 — 834,580
2.79% Semi-Annual 3 month LIBOR Quarterly N/A 03/10/31 USD 156,257 (20,801,504) — (20,801,504)
1.61% Semi-Annual 3 month LIBOR Quarterly N/A 03/18/31 USD 30,820 (673,806) — (673,806)
1.60% Semi-Annual 3 month LIBOR Quarterly N/A 03/18/31 USD 15,410 (331,740) — (331,740)
1.66% Semi-Annual 3 month LIBOR Quarterly N/A 03/25/31 USD 7,710 (203,627) — (203,627)
1.68% Semi-Annual 3 month LIBOR Quarterly N/A 03/30/31 USD 18,080 (510,014) — (510,014)
1.79% Semi-Annual 3 month LIBOR Quarterly N/A 04/06/31 USD 20,150 (718,410) 9,032 (727,442)
1.78% Semi-Annual 3 month LIBOR Quarterly N/A 04/06/31 USD 13,500 (469,690) — (469,690)
3 month LIBOR Quarterly 1.40% Semi-Annual N/A 04/07/31 USD 348,911 (599,893) — (599,893)
3 month LIBOR Quarterly 1.42% Semi-Annual N/A 04/08/31 USD 199,875 29,506 — 29,506
1.68% Semi-Annual 3 month LIBOR Quarterly N/A 05/14/31 USD 58,690 (1,341,646) 49,842 (1,391,488)
1.57% Semi-Annual 3 month LIBOR Quarterly N/A 05/27/31 USD 139,595 (1,687,093) (114,916) (1,572,177)
1.54% Semi-Annual 3 month LIBOR Quarterly N/A 05/28/31 USD 56,847 (524,624) — (524,624)
1.60% Semi-Annual 3 month LIBOR Quarterly N/A 06/01/31 USD 6,471 (93,308) — (93,308)
2.14% Semi-Annual 3 month LIBOR Quarterly 06/15/26
(a)
06/15/31 USD 59,849 (408,705) (19,923) (388,782)
2.14% Semi-Annual 3 month LIBOR Quarterly 06/15/26
(a)
06/15/31 USD 119,697 (850,529) — (850,529)
2.18% Semi-Annual 3 month LIBOR Quarterly 06/17/26
(a)
06/17/31 USD 212,563 (1,868,621) — (1,868,621)
2.18% Semi-Annual 3 month LIBOR Quarterly 06/17/26
(a)
06/17/31 USD 215,770 (1,884,387) — (1,884,387)
1.56% Semi-Annual 3 month LIBOR Quarterly N/A 06/18/31 USD 21,310 (217,999) — (217,999)
1.56% Semi-Annual 3 month LIBOR Quarterly N/A 06/18/31 USD 21,230 (222,246) — (222,246)
2.16% Semi-Annual 3 month LIBOR Quarterly 06/18/26
(a)
06/18/31 USD 215,770 (1,710,925) — (1,710,925)
3 month LIBOR Quarterly 0.72% Semi-Annual 07/01/21
(a)
07/01/31 USD 31,235 (2,226,958) — (2,226,958)
3 month LIBOR Quarterly 1.49% Semi-Annual 07/01/21
(a)
07/01/31 USD 2,898 7,206 — 7,206
3 month LIBOR Quarterly 1.44% Semi-Annual 07/02/21
(a)
07/02/31 USD 18,472 — — —
1.99% Semi-Annual 3 month LIBOR Quarterly 07/02/26
(a)
07/02/31 USD 89,318 — — —
1.99% Semi-Annual 3 month LIBOR Quarterly 07/02/26
(a)
07/02/31 USD 208,407 — — —
0.11% Annual
6 month
EURIBOR Semi-Annual N/A 07/04/31 EUR 131,900 (85,272) — (85,272)

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1.59% Semi-Annual 3 month LIBOR Quarterly 02/22/22
(a)
02/22/32 USD 18,350 $ (4,212) $ — $ (4,212)
1.62% Semi-Annual 3 month LIBOR Quarterly 02/22/22
(a)
02/22/32 USD 9,175 (25,547) — (25,547)
0.76% Semi-Annual 3 month LIBOR Quarterly 05/03/22
(a)
05/03/32 USD 61,320 5,036,622 — 5,036,622
0.77% Semi-Annual 3 month LIBOR Quarterly 05/04/22
(a)
05/04/32 USD 99,160 8,099,690 — 8,099,690
3 month LIBOR Quarterly 2.08% Semi-Annual 05/05/23
(a)
05/05/33 USD 8,260 203,106 — 203,106
3 month LIBOR Quarterly 2.15% Semi-Annual 05/16/23
(a)
05/16/33 USD 27,160 840,144 — 840,144
0.44% Annual
6 month
EURIBOR Semi-Annual 05/16/23
(a)
05/16/33 EUR 25,280 (293,868) — (293,868)
1.65% Semi-Annual 3 month LIBOR Quarterly 08/22/24
(a)
08/22/34 USD 35,950 1,010,640 — 1,010,640
1.91% Semi-Annual 3 month LIBOR Quarterly 10/21/24
(a)
10/21/34 USD 28,030 149,046 — 149,046
1.98% Semi-Annual 3 month LIBOR Quarterly 10/23/24
(a)
10/23/34 USD 6,750 (9,592) — (9,592)
2.00% Semi-Annual 3 month LIBOR Quarterly 11/07/24
(a)
11/07/34 USD 39,630 (105,539) — (105,539)
2.11% Semi-Annual 3 month LIBOR Quarterly 11/12/24
(a)
11/12/34 USD 40,100 (512,903) — (512,903)
2.10% Semi-Annual 3 month LIBOR Quarterly 10/23/29
(a)
10/23/39 USD 21,410 (4,484) — (4,484)
2.14% Semi-Annual 3 month LIBOR Quarterly 11/15/29
(a)
11/15/39 USD 43,980 (150,832) — (150,832)
0.97% Semi-Annual 3 month LIBOR Quarterly N/A 08/17/40 USD 17,100 2,168,299 — 2,168,299
3 month LIBOR Quarterly 1.78% Semi-Annual 09/30/21
(a)
02/15/47 USD 26,040 — — —
1.89% Semi-Annual 3 month LIBOR Quarterly 09/30/21
(a)
02/15/47 USD 14,400 (255,323) — (255,323)
2.10% Semi-Annual 3 month LIBOR Quarterly 09/30/21
(a)
02/15/47 USD 39,280 (2,456,041) (6,653) (2,449,388)
2.38% Semi-Annual 3 month LIBOR Quarterly 07/05/39
(a)
07/05/49 USD 17,160 (508,155) — (508,155)
1.71% Semi-Annual 3 month LIBOR Quarterly 08/16/39
(a)
08/16/49 USD 15,760 271,188 — 271,188
1.67% Semi-Annual 3 month LIBOR Quarterly 08/17/39
(a)
08/17/49 USD 12,140 245,034 — 245,034
3 month LIBOR Quarterly 1.83% Semi-Annual N/A 02/10/50 USD 14,710 215,387 — 215,387
3 month LIBOR Quarterly 1.02% Semi-Annual N/A 08/17/50 USD 11,880 (2,148,553) — (2,148,553)
3 month LIBOR Quarterly 1.25% Semi-Annual N/A 09/08/50 USD 5,756 (727,419) — (727,419)
3 month LIBOR Quarterly 1.20% Semi-Annual N/A 12/22/50 USD 179,093 (25,599,194) — (25,599,194)
1.27% Semi-Annual 3 month LIBOR Quarterly N/A 12/30/50 USD 46,358 5,855,551 — 5,855,551
1.45% Semi-Annual 3 month LIBOR Quarterly N/A 01/07/51 USD 107,193 8,344,197 — 8,344,197
1.52% Semi-Annual 3 month LIBOR Quarterly N/A 01/08/51 USD 36,654 2,178,197 — 2,178,197
1.63% Semi-Annual 3 month LIBOR Quarterly N/A 01/25/51 USD 76,760 2,629,770 — 2,629,770
1.48% Semi-Annual 3 month LIBOR Quarterly N/A 01/28/51 USD 140,000 9,808,194 — 9,808,194
1.58% Semi-Annual 3 month LIBOR Quarterly N/A 02/01/51 USD 80,686 3,779,966 — 3,779,966
1.66% Semi-Annual 3 month LIBOR Quarterly N/A 02/04/51 USD 45,497 1,187,979 — 1,187,979
1.68% Semi-Annual 3 month LIBOR Quarterly N/A 02/05/51 USD 46,846 995,092 — 995,092
3 month LIBOR Quarterly 1.24% Semi-Annual N/A 02/10/51 USD 124,653 (16,216,370) — (16,216,370)
0.89% Semi-Annual 3 month LIBOR Quarterly N/A 02/10/51 USD 83,102 17,954,515 — 17,954,515
3 month LIBOR Quarterly 1.87% Semi-Annual N/A 02/19/51 USD 7,265 180,793 — 180,793
3 month LIBOR Quarterly 1.91% Semi-Annual N/A 02/22/51 USD 3,633 121,116 — 121,116
1.91% Semi-Annual 3 month LIBOR Quarterly N/A 02/22/51 USD 18,172 (637,137) — (637,137)
2.01% Semi-Annual 3 month LIBOR Quarterly N/A 05/27/51 USD 72,204 (3,928,685) — (3,928,685)
1.97% Semi-Annual 3 month LIBOR Quarterly N/A 05/28/51 USD 11,892 (539,691) — (539,691)
2.04% Semi-Annual 3 month LIBOR Quarterly N/A 06/07/51 USD 22,455 (1,348,262) — (1,348,262)
1.73% Semi-Annual 6 month BBR Semi-Annual N/A 06/21/51 AUD 13,394 499,177 — 499,177
2.17% Semi-Annual 6 month BBR Semi-Annual N/A 06/21/51 AUD 25,980 (1,019,392) — (1,019,392)
2.15% Semi-Annual 6 month BBR Semi-Annual N/A 06/21/51 AUD 17,140 (615,082) — (615,082)
1.68% Semi-Annual 6 month BBR Semi-Annual N/A 06/21/51 AUD 14,128 650,440 — 650,440
1.69% Semi-Annual 6 month BBR Semi-Annual N/A 06/21/51 AUD 14,985 664,097 — 664,097
1.68% Semi-Annual 6 month BBR Semi-Annual N/A 06/21/51 AUD 6,970 319,667 — 319,667
1.69% Semi-Annual 6 month BBR Semi-Annual N/A 06/21/51 AUD 14,878 661,913 — 661,913
1.68% Semi-Annual 6 month BBR Semi-Annual N/A 06/21/51 AUD 14,145 635,383 — 635,383
1.71% Semi-Annual 6 month BBR Semi-Annual N/A 06/21/51 AUD 13,971 566,321 — 566,321
3 month LIBOR Quarterly 1.83% Semi-Annual N/A 06/22/51 USD 46,986 395,260 — 395,260
1.09% Semi-Annual 3 month LIBOR Quarterly 06/20/22
(a)
06/20/52 USD 8,975 1,655,038 — 1,655,038
1.14% Semi-Annual 3 month LIBOR Quarterly 06/20/22
(a)
06/20/52 USD 8,975 1,555,741 — 1,555,741
3 month LIBOR Quarterly 3.08% Semi-Annual 02/20/23
(a)
02/20/53 USD 12,220 3,449,160 — 3,449,160
0.88% Semi-Annual 3 month LIBOR Quarterly 07/12/23
(a)
07/12/53 USD 9,200 2,242,136 — 2,242,136
3 month LIBOR Quarterly 1.93% Semi-Annual 12/01/26
(a)
12/01/56 USD 2,880 (5,604) — (5,604)
$ 19,314,824 $ (80,177) $ 19,395,001

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.35% At Termination
UK Retail Price Index All
Items Monthly At Termination 01/15/25 GBP 32,865 $ (227,502) $ — $ (227,502)
3.43% At Termination
UK Retail Price Index All
Items Monthly At Termination 11/15/25 GBP 124,720 2,745,345 — 2,745,345
UK Retail Price Index All
Items Monthly At Termination 3.48% At Termination 01/15/30 GBP 32,865 (123,999) — (123,999)
UK Retail Price Index All
Items Monthly At Termination 3.33% At Termination 05/15/30 GBP 5,890 (242,445) — (242,445)
UK Retail Price Index All
Items Monthly At Termination 3.46% At Termination 11/15/30 GBP 12,753 (588,950) — (588,950)
UK Retail Price Index All
Items Monthly At Termination 3.47% At Termination 11/15/30 GBP 4,265 (187,191) — (187,191)
UK Retail Price Index All
Items Monthly At Termination 3.51% At Termination 11/15/30 GBP 124,720 (4,658,874) — (4,658,874)
1 month USCPI At Termination 2.32% At Termination 02/25/31 USD 15,300 (447,458) — (447,458)
1 month USCPI At Termination 2.35% At Termination 03/05/31 USD 4,463 (111,463) — (111,463)
1 month USCPI At Termination 2.35% At Termination 03/05/31 USD 4,463 (113,423) — (113,423)
1 month USCPI At Termination 2.36% At Termination 03/05/31 USD 8,925 (219,493) — (219,493)
1 month USCPI At Termination 2.45% At Termination 03/18/31 USD 26,210 (357,099) — (357,099)
1 month USCPI At Termination 2.45% At Termination 03/18/31 USD 13,100 (192,260) — (192,260)
1 month USCPI At Termination 2.44% At Termination 03/25/31 USD 6,550 (96,651) — (96,651)
1 month USCPI At Termination 2.51% At Termination 03/30/31 USD 14,980 (116,535) — (116,535)
1 month USCPI At Termination 2.67% At Termination 05/14/31 USD 47,130 645,987 — 645,987
UK Retail Price Index All
Items Monthly At Termination 3.74% At Termination 05/15/31 GBP 7,648 (44,396) — (44,396)
1 month USCPI At Termination 2.58% At Termination 05/24/31 USD 1,713 7,187 — 7,187
1 month USCPI At Termination 2.48% At Termination 06/11/31 USD 4,226 (14,852) — (14,852)
1 month USCPI At Termination 2.49% At Termination 06/11/31 USD 1,700 (4,846) — (4,846)
1 month USCPI At Termination 2.48% At Termination 06/16/31 USD 24,716 (75,937) — (75,937)
1 month USCPI At Termination 2.46% At Termination 06/18/31 USD 12,358 (67,713) — (67,713)
1 month USCPI At Termination 2.45% At Termination 06/24/31 USD 3,695 (17,766) — (17,766)
$ (4,510,334) $ — $ (4,510,334)
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Carnival Corp. ............ 1.00 % Quarterly Goldman Sachs International 12/20/21 USD 2,700 $ 1,620 $ 67,682 $ (66,062)
Casino Guichard Perrachon SA 5.00 Quarterly Credit Suisse International 12/20/21 EUR 3,090 (72,100) 38,201 (110,301)
Casino Guichard Perrachon SA 5.00 Quarterly Morgan Stanley & Co. International plc 12/20/21 EUR 4,070 (94,967) (4,239) (90,728)
JPMorgan Structured Products
BV ................. 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/21 EUR 2,120 (9,204) 37,881 (47,085)
Stonegate Pub Co. Financing plc 5.00 Quarterly Credit Suisse International 12/20/21 EUR 2,260 (33,070) 9,027 (42,097)
Stonegate Pub Co. Financing plc 5.00 Quarterly Morgan Stanley & Co. International plc 12/20/21 EUR 1,360 (19,900) 35,550 (55,450)
Stonegate Pub Co. Financing plc 5.00 Quarterly Credit Suisse International 03/20/22 EUR 2,200 (40,466) (21,742) (18,724)
Altice Luxembourg SA ...... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/22 EUR 1,870 (90,633) (17,809) (72,824)
Avis Budget Car Rental LLC .. 5.00 Quarterly Citibank NA 06/20/22 USD 2,250 (95,930) 61,527 (157,457)
Bausch Health Cos., Inc. ..... 5.00 Quarterly Citibank NA 06/20/22 USD 4,500 (191,903) (160,053) (31,850)
Casino Guichard Perrachon SA 5.00 Quarterly Credit Suisse International 06/20/22 EUR 8,820 (331,902) (275,970) (55,932)
Marks & Spencer plc ....... 1.00 Quarterly Barclays Bank plc 06/20/22 EUR 1,500 (5,057) 24,743 (29,800)
Marks & Spencer plc ....... 1.00 Quarterly Deutsche Bank AG 06/20/22 EUR 1,000 (3,372) 14,212 (17,584)
Staples, Inc. ............. 5.00 Quarterly Goldman Sachs International 06/20/22 USD 1,670 (45,419) 104,107 (149,526)
Staples, Inc. ............. 5.00 Quarterly Goldman Sachs International 06/20/22 USD 1,125 (30,597) 63,292 (93,889)
Staples, Inc. ............. 5.00 Quarterly JPMorgan Chase Bank NA 06/20/22 USD 1,550 (42,156) 131,799 (173,955)

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Stonegate Pub Co. Financing plc 5.00 % Quarterly Barclays Bank plc 06/20/22 EUR 2,230 $ (49,284) $ (4,641) $ (44,643)
Stonegate Pub Co. Financing plc 5.00 Quarterly Citibank NA 06/20/22 EUR 3,610 (79,783) (53,486) (26,297)
Stonegate Pub Co. Financing plc 5.00 Quarterly Credit Suisse International 06/20/22 EUR 2,250 (49,726) 10,103 (59,829)
Casino Guichard Perrachon SA 5.00 Quarterly Barclays Bank plc 12/20/22 EUR 1,380 (54,702) 18,469 (73,171)
Jaguar Land Rover Automotive
plc ................. 5.00 Quarterly Barclays Bank plc 12/20/22 EUR 2,200 (123,779) (81,112) (42,667)
Jaguar Land Rover Automotive
plc ................. 5.00 Quarterly Barclays Bank plc 12/20/22 EUR 4,300 (241,932) 61,306 (303,238)
Novafives SAS ........... 5.00 Quarterly JPMorgan Chase Bank NA 12/20/22 EUR 1,352 25,098 48,267 (23,169)
Stonegate Pub Co. Financing plc 5.00 Quarterly Credit Suisse International 12/20/22 EUR 1,370 (33,657) 41,592 (75,249)
Stonegate Pub Co. Financing plc 5.00 Quarterly Credit Suisse International 12/20/22 EUR 2,190 (53,802) 40,567 (94,369)
Ally Financial, Inc. ......... 5.00 Quarterly Goldman Sachs International 06/20/23 USD 2,230 (205,899) (123,554) (82,345)
Avis Budget Car Rental LLC .. 5.00 Quarterly Barclays Bank plc 06/20/23 USD 1,320 (99,194) (20,323) (78,871)
Avis Budget Car Rental LLC .. 5.00 Quarterly Goldman Sachs International 06/20/23 USD 2,700 (202,898) 50,555 (253,453)
Deutsche Lufthansa AG ..... 1.00 Quarterly Citibank NA 06/20/23 EUR 4,510 59,948 241,759 (181,811)
Cable & Wireless International
Finance BV ........... 5.00 Quarterly Goldman Sachs International 12/20/23 EUR 965 (131,721) (99,845) (31,876)
Cable & Wireless International
Finance BV ........... 5.00 Quarterly Goldman Sachs International 12/20/23 EUR 1,017 (138,792) (100,011) (38,781)
Cable & Wireless International
Finance BV ........... 5.00 Quarterly JPMorgan Chase Bank NA 12/20/23 EUR 661 (90,215) (68,642) (21,573)
Casino Guichard Perrachon SA 5.00 Quarterly Goldman Sachs International 12/20/23 EUR 1,310 (50,505) (18,152) (32,353)
KB Home ............... 5.00 Quarterly JPMorgan Chase Bank NA 12/20/23 USD 5,714 (553,237) (237,371) (315,866)
Realogy Group LLC ........ 5.00 Quarterly JPMorgan Chase Bank NA 12/20/23 USD 2,856 (238,321) (13,866) (224,455)
RR Donnelley & Sons Co. .... 5.00 Quarterly JPMorgan Chase Bank NA 12/20/23 USD 2,860 (167,990) 71,777 (239,767)
Beazer Homes USA, Inc. .... 5.00 Quarterly Barclays Bank plc 06/20/24 USD 2,265 (194,964) (90,010) (104,954)
Beazer Homes USA, Inc. .... 5.00 Quarterly BNP Paribas SA 06/20/24 USD 2,500 (215,192) (87,673) (127,519)
Beazer Homes USA, Inc. .... 5.00 Quarterly BNP Paribas SA 06/20/24 USD 2,500 (215,192) (94,609) (120,583)
Jaguar Land Rover Automotive
plc ................. 5.00 Quarterly Credit Suisse International 06/20/24 EUR 1,240 (101,417) 59,927 (161,344)
Staples, Inc. ............. 5.00 Quarterly Barclays Bank plc 06/20/24 USD 1,900 17,949 33,887 (15,938)
Tenet Healthcare Corp. ...... 5.00 Quarterly Barclays Bank plc 06/20/24 USD 2,483 (230,554) (17,388) (213,166)
Tenet Healthcare Corp. ...... 5.00 Quarterly Goldman Sachs International 06/20/24 USD 2,750 (255,345) (59,042) (196,303)
Tenet Healthcare Corp. ...... 5.00 Quarterly Goldman Sachs International 06/20/24 USD 2,750 (255,345) (59,042) (196,303)
Tenet Healthcare Corp. ...... 5.00 Quarterly Goldman Sachs International 06/20/24 USD 2,785 (258,595) (59,846) (198,749)
Tenet Healthcare Corp. ...... 5.00 Quarterly Goldman Sachs International 06/20/24 USD 2,347 (217,926) (19,881) (198,045)
Tenet Healthcare Corp. ...... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/24 USD 1,000 (92,853) (8,196) (84,657)
Avis Budget Car Rental LLC .. 5.00 Quarterly JPMorgan Chase Bank NA 12/20/24 USD 1,500 (156,644) 87,448 (244,092)
Avis Budget Car Rental LLC .. 5.00 Quarterly JPMorgan Chase Bank NA 12/20/24 USD 2,960 (297,482) 172,565 (470,047)
Boeing Co. (The) .......... 1.00 Quarterly BNP Paribas SA 12/20/24 USD 4,760 (12,630) (65,975) 53,345
Boeing Co. (The) .......... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/24 USD 11,875 (31,510) (97,428) 65,918
Caterpillar, Inc. ........... 1.00 Quarterly Goldman Sachs International 12/20/24 USD 7,750 (221,454) (138,428) (83,026)
Devon Energy Corp. ........ 1.00 Quarterly BNP Paribas SA 12/20/24 USD 1,920 (17,218) (3,790) (13,428)
Devon Energy Corp. ........ 1.00 Quarterly Citibank NA 12/20/24 USD 2,250 (20,178) (10,290) (9,888)
Financial Guaranty Insurance
Company ............. 1.00 Quarterly JPMorgan Chase Bank NA 12/20/24 USD 2,905 (53,836) 61,890 (115,726)
Financial Guaranty Insurance
Company ............. 1.00 Quarterly JPMorgan Chase Bank NA 12/20/24 USD 5,260 (97,479) 112,062 (209,541)
Hess Corp. .............. 1.00 Quarterly BNP Paribas SA 12/20/24 USD 2,150 (13,930) 48,238 (62,168)
Jaguar Land Rover Automotive
plc ................. 5.00 Quarterly Credit Suisse International 12/20/24 EUR 840 (71,566) (12,835) (58,731)
Occidental Petroleum Corp. ... 1.00 Quarterly Barclays Bank plc 12/20/24 USD 8,700 158,169 3,169,264 (3,011,095)
OTE plc ................ 5.00 Quarterly BNP Paribas SA 12/20/24 EUR 3,800 (728,852) (594,640) (134,212)
Republic of Italy ........... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/24 USD 40,820 (659,730) 572,272 (1,232,002)
Staples, Inc. ............. 5.00 Quarterly BNP Paribas SA 12/20/24 USD 1,500 61,534 16,295 45,239
Sunrise Communications AG .. 5.00 Quarterly Barclays Bank plc 12/20/24 EUR 4,130 (840,158) (620,436) (219,722)
Sunrise Communications AG .. 5.00 Quarterly Credit Suisse International 12/20/24 EUR 5,440 (1,106,649) (879,703) (226,946)
Xerox Corp. ............. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 4,615 99,847 237,800 (137,953)
Ally Financial, Inc. ......... 5.00 Quarterly Citibank NA 06/20/25 USD 1,320 (224,822) (112,857) (111,965)
Ally Financial, Inc. ......... 5.00 Quarterly Citibank NA 06/20/25 USD 880 (149,881) (75,249) (74,632)
Avis Budget Car Rental LLC .. 5.00 Quarterly JPMorgan Chase Bank NA 06/20/25 USD 4,370 (458,854) 431,732 (890,586)
Caterpillar, Inc. ........... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 2,250 (70,913) (35,712) (35,201)

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Caterpillar, Inc. ........... 1.00 % Quarterly Goldman Sachs International 06/20/25 USD 4,860 $ (153,171) $ (75,319) $ (77,852)
Caterpillar, Inc. ........... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 6,800 (214,313) (116,002) (98,311)
Caterpillar, Inc. ........... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/25 USD 5,000 (157,583) (57,742) (99,841)
Crown European Holdings SA . 5.00 Quarterly Goldman Sachs International 06/20/25 EUR 900 (161,911) (129,064) (32,847)
General Electric Co. ........ 1.00 Quarterly BNP Paribas SA 06/20/25 USD 4,370 (76,679) 211,096 (287,775)
Halliburton Co. ........... 1.00 Quarterly BNP Paribas SA 06/20/25 USD 3,055 (47,081) 233,933 (281,014)
Halliburton Co. ........... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,310 (20,189) 100,169 (120,358)
Macy's Retail Holdings LLC ... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,000 46,387 192,872 (146,485)
Republic of Italy ........... 1.00 Quarterly Bank of America NA 06/20/25 USD 20,400 (325,666) 1,026,399 (1,352,065)
SES SA ................ 1.00 Quarterly Goldman Sachs International 06/20/25 EUR 2,290 (40,624) 52,626 (93,250)
SES SA ................ 1.00 Quarterly Goldman Sachs International 06/20/25 EUR 2,200 (39,028) 40,496 (79,524)
Simon Property Group LP .... 1.00 Quarterly Barclays Bank plc 06/20/25 USD 4,300 (80,220) 244,485 (324,705)
Simon Property Group LP .... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,010 (18,842) 65,820 (84,662)
Simon Property Group LP .... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,190 (22,200) 101,938 (124,138)
Simon Property Group LP .... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/25 USD 4,300 (80,220) 286,396 (366,616)
Southwest Airlines Co. ...... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 2,825 (47,385) 72,996 (120,381)
Southwest Airlines Co. ...... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 2,700 (45,288) 74,708 (119,996)
Southwest Airlines Co. ...... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 2,700 (45,288) 74,708 (119,996)
Southwest Airlines Co. ...... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 3,750 (62,900) 177,390 (240,290)
Southwest Airlines Co. ...... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 2,825 (47,385) 67,929 (115,314)
Stora Enso OYJ ........... 5.00 Quarterly Citibank NA 06/20/25 EUR 4,467 (960,613) (709,773) (250,840)
Stora Enso OYJ ........... 5.00 Quarterly Credit Suisse International 06/20/25 EUR 5,570 (1,197,899) (857,917) (339,982)
Stora Enso OYJ ........... 5.00 Quarterly Goldman Sachs International 06/20/25 EUR 2,300 (494,644) (381,531) (113,113)
Xerox Corp. ............. 1.00 Quarterly Barclays Bank plc 06/20/25 USD 425 12,534 24,866 (12,332)
Xerox Corp. ............. 1.00 Quarterly BNP Paribas SA 06/20/25 USD 1,275 37,603 93,240 (55,637)
Xerox Corp. ............. 1.00 Quarterly Goldman Sachs International 06/20/25 USD 3,210 94,671 278,995 (184,324)
Ashland LLC ............. 5.00 Quarterly Goldman Sachs International 12/20/25 USD 2,219 (395,248) (414,871) 19,623
Avis Budget Car Rental LLC .. 5.00 Quarterly Citibank NA 12/20/25 USD 920 (97,554) 32,016 (129,570)
Avis Budget Car Rental LLC .. 5.00 Quarterly JPMorgan Chase Bank NA 12/20/25 USD 920 (97,554) 36,018 (133,572)
Avis Budget Car Rental LLC .. 5.00 Quarterly Morgan Stanley & Co. International plc 12/20/25 USD 1,380 (146,332) 45,023 (191,355)
Avnet, Inc. .............. 1.00 Quarterly BNP Paribas SA 12/20/25 USD 3,705 (48,304) (32,221) (16,083)
Avnet, Inc. .............. 1.00 Quarterly Citibank NA 12/20/25 USD 3,705 (48,304) (19,267) (29,037)
Avnet, Inc. .............. 1.00 Quarterly Goldman Sachs International 12/20/25 USD 7,590 (98,954) (36,132) (62,822)
BP Capital Markets plc ...... 1.00 Quarterly Goldman Sachs International 12/20/25 EUR 4,300 (119,073) (8,771) (110,302)
British Telecommunications plc . 1.00 Quarterly Citibank NA 12/20/25 EUR 8,990 (150,587) (32,956) (117,631)
Cardinal Health, Inc. ........ 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/25 USD 10,000 (208,434) (220,064) 11,630
Glencore Finance Europe Ltd. . 5.00 Quarterly Bank of America NA 12/20/25 EUR 11,290 (2,356,816) (1,792,078) (564,738)
Glencore Finance Europe Ltd. . 5.00 Quarterly Barclays Bank plc 12/20/25 EUR 3,080 (642,958) (593,308) (49,650)
Halliburton Co. ........... 1.00 Quarterly Goldman Sachs International 12/20/25 USD 2,720 (37,864) 74,186 (112,050)
HeidelbergCement AG ...... 5.00 Quarterly Citibank NA 12/20/25 EUR 4,520 (1,041,108) (972,544) (68,564)
Hess Corp. .............. 1.00 Quarterly Goldman Sachs International 12/20/25 USD 2,635 (1,821) 124,329 (126,150)
HSBC Holdings plc ........ 1.00 Quarterly Citibank NA 12/20/25 EUR 17,180 (215,327) 352,024 (567,351)
INEOS Group Holdings SA ... 5.00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 2,260 (336,003) (253,118) (82,885)
Intesa Sanpaolo SpA ....... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/25 EUR 5,530 128,869 251,184 (122,315)
ITV plc ................. 5.00 Quarterly Goldman Sachs International 12/20/25 EUR 7,240 (1,593,485) (1,181,531) (411,954)
Koninklijke KPN NV ........ 1.00 Quarterly Bank of America NA 12/20/25 EUR 2,250 (38,455) (13,982) (24,473)
Koninklijke KPN NV ........ 1.00 Quarterly BNP Paribas SA 12/20/25 EUR 2,250 (38,455) (14,072) (24,383)
Koninklijke KPN NV ........ 1.00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 2,210 (37,772) 17,159 (54,931)
Koninklijke KPN NV ........ 1.00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 2,210 (37,772) 19,450 (57,222)
Lloyds Banking Group plc .... 1.00 Quarterly Credit Suisse International 12/20/25 EUR 4,420 (65,576) 9,663 (75,239)
Marks & Spencer plc ....... 1.00 Quarterly Barclays Bank plc 12/20/25 EUR 6,615 246,074 560,048 (313,974)
Marks & Spencer plc ....... 1.00 Quarterly Barclays Bank plc 12/20/25 EUR 2,205 82,025 196,286 (114,261)
Marks & Spencer plc ....... 1.00 Quarterly Goldman Sachs International 12/20/25 EUR 902 33,538 83,175 (49,637)
McKesson Corp. .......... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/25 USD 10,000 (255,587) (242,612) (12,975)
Publicis Groupe SA ........ 1.00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 4,420 (109,279) (69,615) (39,664)
Publicis Groupe SA ........ 1.00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 4,420 (109,279) (55,074) (54,205)
Santander Issuances SAU .... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 4,520 (8,434) 170,776 (179,210)
Simon Property Group LP .... 1.00 Quarterly Goldman Sachs International 12/20/25 USD 4,700 (80,968) 108,810 (189,778)
Southwest Airlines Co. ...... 1.00 Quarterly Citibank NA 12/20/25 USD 3,790 (56,855) 103,401 (160,256)
Xerox Corp. ............. 1.00 Quarterly BNP Paribas SA 12/20/25 USD 4,750 203,244 238,839 (35,595)
Avis Budget Car Rental LLC .. 5.00 Quarterly Citibank NA 06/20/26 USD 1,770 (183,486) (177,653) (5,833)
BAT International Finance plc .. 1.00 Quarterly JPMorgan Chase Bank NA 06/20/26 EUR 8,839 (162,123) (145,491) (16,632)

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Cellnex Telecom SA ........ 5.00 % Quarterly Barclays Bank plc 06/20/26 EUR 4,500 $ (976,657) $ (886,099) $ (90,558)
Cellnex Telecom SA ........ 5.00 Quarterly JPMorgan Chase Bank NA 06/20/26 EUR 9,680 (2,100,898) (1,907,199) (193,699)
Cellnex Telecom SA ........ 5.00 Quarterly JPMorgan Chase Bank NA 06/20/26 EUR 8,880 (1,927,270) (1,915,159) (12,111)
Cellnex Telecom SA ........ 5.00 Quarterly JPMorgan Chase Bank NA 06/20/26 EUR 5,920 (1,284,847) (1,286,735) 1,888
Clariant AG .............. 1.00 Quarterly JPMorgan Chase Bank NA 06/20/26 EUR 9,040 (157,643) (47,996) (109,647)
Electricite de France SA ..... 1.00 Quarterly Goldman Sachs International 06/20/26 EUR 7,655 (232,623) (242,782) 10,159
ELO SACA .............. 1.00 Quarterly JPMorgan Chase Bank NA 06/20/26 EUR 8,850 (149,489) (28,871) (120,618)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 06/20/26 USD 149,008 4,568,732 8,171,060 (3,602,328)
Federative Republic of Brazil .. 1.00 Quarterly Citibank NA 06/20/26 USD 5,890 180,593 225,325 (44,732)
Federative Republic of Brazil .. 1.00 Quarterly Goldman Sachs International 06/20/26 USD 11,540 353,828 367,855 (14,027)
Federative Republic of Brazil .. 1.00 Quarterly Goldman Sachs International 06/20/26 USD 27,258 835,757 862,638 (26,881)
Federative Republic of Brazil .. 1.00 Quarterly Goldman Sachs International 06/20/26 USD 11,540 353,828 367,855 (14,027)
Federative Republic of Brazil .. 1.00 Quarterly Goldman Sachs International 06/20/26 USD 23,070 707,349 735,392 (28,043)
Federative Republic of Brazil .. 1.00 Quarterly Goldman Sachs International 06/20/26 USD 11,540 353,828 367,855 (14,027)
JPMorgan Structured Products
BV ................. 1.00 Quarterly Citibank NA 06/20/26 EUR 4,520 113,482 220,854 (107,372)
Koninklijke KPN NV ........ 1.00 Quarterly Deutsche Bank AG 06/20/26 EUR 2,818 (41,123) (27,760) (13,363)
Koninklijke KPN NV ........ 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/26 EUR 5,620 (81,999) — (81,999)
LANXESS AG ............ 1.00 Quarterly Goldman Sachs International 06/20/26 EUR 20,070 (587,336) (526,467) (60,869)
Lloyds Banking Group plc .... 1.00 Quarterly Bank of America NA 06/20/26 EUR 25,000 (863,777) (803,800) (59,977)
Next Group plc ........... 1.00 Quarterly Citibank NA 06/20/26 EUR 21,250 (192,979) (12,354) (180,625)
Nokia OYJ .............. 5.00 Quarterly Barclays Bank plc 06/20/26 EUR 13,340 (3,218,261) (2,825,541) (392,720)
Renault SA .............. 1.00 Quarterly Bank of America NA 06/20/26 EUR 6,510 328,600 320,601 7,999
Renault SA .............. 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/26 EUR 3,106 156,779 191,123 (34,344)
Renault SA .............. 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/26 EUR 5,684 286,907 349,757 (62,850)
Repsol International Finance BV 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/26 EUR 29,110 (650,197) (484,200) (165,997)
Republic of Chile .......... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 21,986 (450,603) (435,580) (15,023)
Republic of Colombia ....... 1.00 Quarterly BNP Paribas SA 06/20/26 USD 4,890 83,391 87,912 (4,521)
Republic of Colombia ....... 1.00 Quarterly BNP Paribas SA 06/20/26 USD 12,220 208,392 215,986 (7,594)
Republic of Colombia ....... 1.00 Quarterly Citibank NA 06/20/26 USD 17,963 306,330 319,239 (12,909)
Republic of Colombia ....... 1.00 Quarterly Citibank NA 06/20/26 USD 11,018 187,894 188,074 (180)
Republic of Colombia ....... 1.00 Quarterly Citibank NA 06/20/26 USD 11,019 187,911 177,761 10,150
Republic of Colombia ....... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 10,810 184,347 214,948 (30,601)
Republic of Colombia ....... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 10,760 183,494 206,291 (22,797)
Republic of Colombia ....... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 9,688 165,213 192,638 (27,425)
Republic of Colombia ....... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 10,760 183,494 200,991 (17,497)
Republic of Colombia ....... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 4,300 73,329 80,440 (7,111)
Republic of Colombia ....... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 10,760 183,494 213,826 (30,332)
Republic of Colombia ....... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 10,760 183,494 213,826 (30,332)
Republic of Indonesia ....... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/26 USD 105,014 (1,325,914) (576,117) (749,797)
Republic of South Africa ..... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 39,301 1,573,588 2,648,067 (1,074,479)
Republic of South Africa ..... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 300,824 12,044,951 20,269,497 (8,224,546)
Republic of South Africa ..... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 23,627 946,012 1,591,969 (645,957)
Republic of South Africa ..... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/26 USD 5,500 220,219 320,573 (100,354)
Republic of the Philippines ... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 78,630 (2,185,113) (2,020,020) (165,093)
Saipem Finance International BV 5.00 Quarterly Citibank NA 06/20/26 EUR 4,140 (371,154) (304,913) (66,241)
SES SA ................ 1.00 Quarterly Barclays Bank plc 06/20/26 EUR 9,070 (108,064) (26,196) (81,868)
SoftBank Group Corp. ...... 1.00 Quarterly Citibank NA 06/20/26 JPY 772,049 290,196 193,585 96,611
SoftBank Group Corp. ...... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/26 JPY 545,671 205,106 134,183 70,923
Sudzucker International Finance
BV ................. 1.00 Quarterly JPMorgan Chase Bank NA 06/20/26 EUR 15,410 (104,288) 111,324 (215,612)
Telecom Italia SpA ......... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/26 EUR 5,850 208,657 220,075 (11,418)
Telecom Italia SpA ......... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/26 EUR 5,850 208,657 220,075 (11,418)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 06/20/26 USD 11,660 (38,631) (25,225) (13,406)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 06/20/26 USD 11,660 (38,631) (16,815) (21,816)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 06/20/26 USD 11,650 (38,598) (16,794) (21,804)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 06/20/26 USD 12,240 (40,553) (23,571) (16,982)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 06/20/26 USD 12,240 (40,553) (26,522) (14,031)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 06/20/26 USD 11,660 (38,631) (25,225) (13,406)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 06/20/26 USD 12,110 (40,122) (5,807) (34,315)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 06/20/26 USD 12,120 (40,155) (8,719) (31,436)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 06/20/26 USD 12,110 (40,122) (34,899) (5,223)

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
United Mexican States ...... 1.00 % Quarterly Barclays Bank plc 06/20/26 USD 12,120 $ (40,155) $ (11,627) $ (28,528)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 06/20/26 USD 11,650 (38,598) (25,203) (13,395)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 06/20/26 USD 20,185 (66,875) 4,838 (71,713)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 06/20/26 USD 16,200 (53,673) (39,009) (14,664)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 06/20/26 USD 12,110 (40,122) — (40,122)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 06/20/26 USD 13,855 (45,903) (13,316) (32,587)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 06/20/26 USD 12,230 (40,520) (20,604) (19,916)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 06/20/26 USD 11,650 (38,598) (16,800) (21,798)
United Mexican States ...... 1.00 Quarterly BNP Paribas SA 06/20/26 USD 12,220 (40,486) (14,688) (25,798)
United Mexican States ...... 1.00 Quarterly BNP Paribas SA 06/20/26 USD 12,220 (40,486) (11,748) (28,738)
United Mexican States ...... 1.00 Quarterly Citibank NA 06/20/26 USD 3,825 (12,673) 9,139 (21,812)
United Mexican States ...... 1.00 Quarterly Citibank NA 06/20/26 USD 11,557 (38,290) (19,462) (18,828)
United Mexican States ...... 1.00 Quarterly Citibank NA 06/20/26 USD 10,350 (34,291) (32,402) (1,889)
United Mexican States ...... 1.00 Quarterly Citibank NA 06/20/26 USD 10,300 (34,125) (27,276) (6,849)
United Mexican States ...... 1.00 Quarterly Citibank NA 06/20/26 USD 10,350 (34,291) (29,853) (4,438)
United Mexican States ...... 1.00 Quarterly Citibank NA 06/20/26 USD 10,300 (34,125) (29,760) (4,365)
United Mexican States ...... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 10,610 (35,152) (7,933) (27,219)
United Mexican States ...... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 10,310 (34,158) (24,773) (9,385)
United Mexican States ...... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 11,070 (36,676) (39,999) 3,323
United Mexican States ...... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 18,018 (59,696) 4,321 (64,017)
United Mexican States ...... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 10,610 (35,152) (5,386) (29,766)
United Mexican States ...... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 10,610 (35,152) (5,386) (29,766)
United Mexican States ...... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 10,660 (35,318) (5,116) (30,202)
United Mexican States ...... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 11,020 (36,511) (29,180) (7,331)
United Mexican States ...... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 20,015 (66,312) 114,603 (180,915)
United Mexican States ...... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 10,310 (34,158) (24,773) (9,385)
United Mexican States ...... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 10,310 (34,158) (24,773) (9,385)
United Mexican States ...... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/26 USD 151,682 (502,543) 950,704 (1,453,247)
Volkswagen International
Finance NV ........... 1.00 Quarterly Goldman Sachs International 06/20/26 EUR 8,300 (190,400) (163,708) (26,692)
CMBX.NA.7.AA ........... 1.50 Monthly Goldman Sachs International 01/17/47 USD 2,292 30,037 134,024 (103,987)
CMBX.NA.9.AAA .......... 0.50 Monthly Credit Suisse International 09/17/58 USD 12,068 (131,071) 148,074 (279,145)
CMBX.NA.9.AAA .......... 0.50 Monthly Deutsche Bank AG 09/17/58 USD 9,669 (105,009) 120,207 (225,216)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 6,999 (76,014) 103,079 (179,093)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 6,759 (73,408) 82,931 (156,339)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 7,819 (84,919) 103,310 (188,229)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 8,149 (88,503) 99,984 (188,487)
CMBX.NA.9.BBB- ......... 3.00 Monthly Citigroup Global Markets, Inc. 09/17/58 USD 4,870 376,696 160,000 216,696
CMBX.NA.9.BBB- ......... 3.00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 1,674 129,485 89,898 39,587
CMBX.NA.9.BBB- ......... 3.00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 1,421 109,915 76,312 33,603
CMBX.NA.6.AAA .......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD 6,120 (24,097) (944) (23,153)
CMBX.NA.6.AAA .......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD 14,165 (55,776) (11,212) (44,564)
CMBX.NA.6.BBB- ......... 3.00 Monthly JPMorgan Securities LLC 05/11/63 USD 2,440 644,336 218,652 425,684
CMBX.NA.14.BBB- ........ 3.00 Monthly Goldman Sachs International 12/16/72 USD 2,400 40,112 121,488 (81,376)
$ – $ – $ –
$ (15,168,260) $ 26,539,553 $ (41,707,813)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Advanced Micro Devices,
Inc. ............. 5.00 % Quarterly Barclays Bank plc 06/20/24 BBB- USD 3,890 $ 535,464 $ 453,465 $ 81,999
Financial Guaranty
Insurance Company .. 1.00 Quarterly Citibank NA 06/20/24 BBB- USD 29,675 534,745 (1,351,080) 1,885,825
Financial Guaranty
Insurance Company .. 1.00 Quarterly Citibank NA 06/20/24 BBB- USD 32,701 589,268 (1,488,836) 2,078,104
Financial Guaranty
Insurance Company .. 1.00 Quarterly Citibank NA 06/20/24 BBB- USD 21,325 384,274 (970,901) 1,355,175

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Advanced Micro Devices,
Inc. ............. 5.00 % Quarterly BNP Paribas SA 12/20/24 BBB- USD 3,800 $ 594,440 $ 582,856 $ 11,584
Advanced Micro Devices,
Inc. ............. 5.00 Quarterly
Goldman Sachs
International 12/20/24 BBB- USD 4,910 768,079 698,288 69,791
Advanced Micro Devices,
Inc. ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/24 BBB- USD 3,735 584,272 571,989 12,283
Advanced Micro Devices,
Inc. ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/24 BBB- USD 1,525 238,558 233,543 5,015
HCA, Inc. ........... 5.00 Quarterly Barclays Bank plc 12/20/24 NR USD 2,920 450,485 334,378 116,107
HCA, Inc. ........... 5.00 Quarterly Barclays Bank plc 12/20/24 NR USD 3,875 597,819 482,413 115,406
HCA, Inc. ........... 5.00 Quarterly BNP Paribas SA 12/20/24 NR USD 4,910 757,494 646,478 111,016
HCA, Inc. ........... 5.00 Quarterly
Goldman Sachs
International 12/20/24 NR USD 4,080 629,445 546,345 83,100
HCA, Inc. ........... 5.00 Quarterly
Goldman Sachs
International 12/20/24 NR USD 4,860 749,780 594,984 154,796
Republic of Italy ....... 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/24 BBB USD 40,820 962,348 26,510 935,838
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 BB+ EUR 2,150 297,005 (18,229) 315,234
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 BB+ EUR 670 92,555 13,360 79,195
Altice France Holding SA . 5.00 Quarterly
Goldman Sachs
International 06/20/25 CCC+ EUR 3,790 254,627 37,825 216,802
Altice France SA ...... 5.00 Quarterly
Credit Suisse
International 06/20/25 B EUR 80 8,807 7,331 1,476
Altice France SA ...... 5.00 Quarterly
Credit Suisse
International 06/20/25 B EUR 970 106,781 88,892 17,889
Altice France SA ...... 5.00 Quarterly
Goldman Sachs
International 06/20/25 B EUR 2,300 253,191 237,190 16,001
Altice France SA ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 B EUR 3,160 347,862 308,874 38,988
Altice France SA ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 B EUR 3,790 417,215 341,419 75,796
Altice France SA ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 B EUR 33 3,641 3,110 531
AT&T, Inc. ........... 1.00 Quarterly BNP Paribas SA 06/20/25 BBB USD 5,275 109,965 (118,143) 228,108
AT&T, Inc. ........... 1.00 Quarterly BNP Paribas SA 06/20/25 BBB USD 3,050 63,582 (51,567) 115,149
AT&T, Inc. ........... 1.00 Quarterly
Goldman Sachs
International 06/20/25 BBB USD 3,740 77,966 31,904 46,062
AT&T, Inc. ........... 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 BBB USD 3,820 79,634 22,146 57,488
HCA, Inc. ........... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 BB- USD 2,865 493,092 434,116 58,976
Kraft Heinz Foods Co. .. 1.00 Quarterly Citibank NA 06/20/25 BB+ USD 2,360 39,877 16,459 23,418
Kraft Heinz Foods Co. .. 1.00 Quarterly
Goldman Sachs
International 06/20/25 BB+ USD 3,235 54,662 21,290 33,372
Kraft Heinz Foods Co. .. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 BB+ USD 2,275 38,441 13,206 25,235
NRG Energy, Inc. ...... 5.00 Quarterly
Credit Suisse
International 06/20/25 BB+ USD 1,225 172,209 140,754 31,455
NRG Energy, Inc. ...... 5.00 Quarterly
Credit Suisse
International 06/20/25 BB+ USD 1,389 195,317 159,537 35,780
NRG Energy, Inc. ...... 5.00 Quarterly
Goldman Sachs
International 06/20/25 BB+ USD 2,450 344,418 302,291 42,127
NRG Energy, Inc. ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 BB+ USD 2,316 325,528 251,802 73,726
Republic of Italy ....... 1.00 Quarterly Bank of America NA 06/20/25 BBB USD 20,400 520,001 (587,022) 1,107,023
Sprint Communications, Inc. 5.00 Quarterly Barclays Bank plc 06/20/25 BB USD 1,033 168,888 154,229 14,659
Sprint Communications, Inc. 5.00 Quarterly Barclays Bank plc 06/20/25 BB USD 2,200 359,569 327,280 32,289
Sprint Communications, Inc. 5.00 Quarterly Barclays Bank plc 06/20/25 BB USD 2,400 392,257 312,635 79,622
Sprint Communications, Inc. 5.00 Quarterly Barclays Bank plc 06/20/25 BB USD 2,850 465,805 412,258 53,547

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Virgin Media Finance plc . 5.00 % Quarterly
JPMorgan Chase Bank
NA 06/20/25 B EUR 3,790 $ 538,135 $ 468,011 $ 70,124
Yum! Brands, Inc. ..... 1.00 Quarterly Barclays Bank plc 06/20/25 NR USD 3,000 32,992 (5,755) 38,747
Yum! Brands, Inc. ..... 1.00 Quarterly BNP Paribas SA 06/20/25 NR USD 3,450 37,941 (26,307) 64,248
Ziggo Bond Co. BV .... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 B- EUR 3,160 464,760 400,662 64,098
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB+ EUR 4,410 639,794 692,914 (53,120)
ADLER Real Estate AG . 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/25 BB+ EUR 3,200 464,250 492,984 (28,734)
Altice France SA ...... 5.00 Quarterly Barclays Bank plc 12/20/25 B EUR 1,298 132,627 117,204 15,423
Altice France SA ...... 5.00 Quarterly Barclays Bank plc 12/20/25 B EUR 902 92,098 79,032 13,066
Altice France SA ...... 5.00 Quarterly BNP Paribas SA 12/20/25 B EUR 1,320 134,835 113,643 21,192
Altice France SA ...... 5.00 Quarterly
Credit Suisse
International 12/20/25 B EUR 2,260 230,854 123,875 106,979
Altice France SA ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 2,809 286,934 202,142 84,792
Altice France SA ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 410 41,881 34,575 7,306
AT&T, Inc. ........... 1.00 Quarterly
Goldman Sachs
International 12/20/25 BBB USD 5,350 105,274 65,428 39,846
AT&T, Inc. ........... 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BBB USD 3,500 68,871 15,155 53,716
CCO Holdings LLC .... 5.00 Quarterly BNP Paribas SA 12/20/25 BB USD 3,114 524,663 518,038 6,625
CCO Holdings LLC .... 5.00 Quarterly BNP Paribas SA 12/20/25 BB USD 1,868 314,798 310,623 4,175
CCO Holdings LLC .... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB USD 3,000 505,515 477,272 28,243
CCO Holdings LLC .... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB USD 1,868 314,798 313,257 1,541
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 12/20/25 B EUR 2,640 260,319 92,669 167,650
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 2,820 278,068 131,780 146,288
Dell, Inc. ............ 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB- USD 3,105 26,782 (48,856) 75,638
Dell, Inc. ............ 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB- USD 3,105 26,782 (55,376) 82,158
International Game
Technology plc ..... 5.00 Quarterly
Goldman Sachs
International 12/20/25 BB EUR 60 8,796 6,728 2,068
Intrum AB ........... 5.00 Quarterly Bank of America NA 12/20/25 BB EUR 2,200 243,028 148,065 94,963
Intrum AB ........... 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/25 BB EUR 204 22,567 19,070 3,497
Intrum AB ........... 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/25 BB EUR 906 100,052 84,549 15,503
Kraft Heinz Foods Co. .. 1.00 Quarterly Barclays Bank plc 12/20/25 BB+ USD 6,338 96,223 (2,735) 98,958
Monitchem HoldCo 3 SA . 5.00 Quarterly
Credit Suisse
International 12/20/25 B- EUR 5,050 688,365 530,024 158,341
Novafives SAS ....... 5.00 Quarterly
Credit Suisse
International 12/20/25 B- EUR 556 (52,839) (94,550) 41,711
Novafives SAS ....... 5.00 Quarterly
Credit Suisse
International 12/20/25 B- EUR 764 (72,714) (128,309) 55,595
Novafives SAS ....... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B- EUR 3,100 (294,859) (455,711) 160,852
NRG Energy, Inc. ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB+ USD 3,850 568,888 588,473 (19,585)
NRG Energy, Inc. ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB+ USD 3,150 465,454 495,560 (30,106)
thyssenkrupp AG ...... 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB- EUR 4,400 (404,380) (279,628) (124,752)
thyssenkrupp AG ...... 1.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/25 BB- EUR 2,220 (204,028) (162,832) (41,196)
T-Mobile USA, Inc. ..... 5.00 Quarterly BNP Paribas SA 12/20/25 BB USD 3,135 541,257 538,145 3,112

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
T-Mobile USA, Inc. ..... 5.00 % Quarterly Citibank NA 12/20/25 BB USD 3,775 $ 651,833 $ 638,426 $ 13,407
T-Mobile USA, Inc. ..... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB USD 1,881 324,754 314,552 10,202
T-Mobile USA, Inc. ..... 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/25 BB USD 3,135 541,257 528,757 12,500
UPC Holding BV ...... 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/25 B EUR 2,200 331,276 295,560 35,716
Virgin Media Finance plc . 5.00 Quarterly BNP Paribas SA 12/20/25 B EUR 2,200 316,064 264,435 51,629
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 1,670 239,921 199,317 40,604
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 60 8,620 7,161 1,459
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 980 140,792 116,964 23,828
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 1,520 218,371 167,849 50,522
Vue International Bidco plc 5.00 Quarterly Citibank NA 12/20/25 NR EUR 898 (45,655) (55,749) 10,094
Yum! Brands, Inc. ..... 1.00 Quarterly BNP Paribas SA 12/20/25 BB- USD 2,300 14,844 (19,651) 34,495
Ziggo Bond Co. BV .... 5.00 Quarterly Barclays Bank plc 12/20/25 B- EUR 2,250 337,510 300,664 36,846
Ziggo Bond Co. BV .... 5.00 Quarterly
Credit Suisse
International 12/20/25 B- EUR 5,100 765,022 648,873 116,149
Ziggo Bond Co. BV .... 5.00 Quarterly
Credit Suisse
International 12/20/25 B- EUR 4,530 679,520 589,282 90,238
Ziggo Bond Co. BV .... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B- EUR 2,260 339,010 284,763 54,247
ADLER Real Estate AG . 5.00 Quarterly Citibank NA 06/20/26 BB+ EUR 2,890 438,318 413,289 25,029
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 BB+ EUR 2,890 438,318 422,098 16,220
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 BB+ EUR 2,890 438,318 413,289 25,029
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 BB+ EUR 2,950 447,418 500,619 (53,201)
Advanced Micro Devices,
Inc. ............. 5.00 Quarterly
Goldman Sachs
International 06/20/26 BBB- USD 3,755 786,131 771,512 14,619
Altice Finco SA ....... 5.00 Quarterly
Credit Suisse
International 06/20/26 CCC+ EUR 2,828 242,552 187,554 54,998
Altice Finco SA ....... 5.00 Quarterly
Credit Suisse
International 06/20/26 CCC+ EUR 3,800 325,976 247,400 78,576
Altice Finco SA ....... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 CCC+ EUR 2,828 242,552 206,167 36,385
Altice Finco SA ....... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 CCC+ EUR 430 36,887 27,396 9,491
Altice France SA ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 B EUR 2,950 279,508 270,110 9,398
Altice France SA ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 B EUR 2,950 279,508 254,225 25,283
Altice France SA ...... 5.00 Quarterly
Morgan Stanley & Co.
International plc 06/20/26 B EUR 2,940 278,560 255,043 23,517
Anglo American Capital plc 5.00 Quarterly
Morgan Stanley & Co.
International plc 06/20/26 BBB EUR 22,620 5,334,168 5,340,615 (6,447)
Casino Guichard Perrachon
SA ............. 5.00 Quarterly Bank of America NA 06/20/26 B EUR 1,179 2,754 (42,343) 45,097
Casino Guichard Perrachon
SA ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 B EUR 1,176 2,746 (23,390) 26,136
Cirsa Finance International
Sarl ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 B- EUR 1,124 55,915 — 55,915
Cirsa Finance International
Sarl ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 B- EUR 2,820 140,284 (40,613) 180,897
Cirsa Finance International
Sarl ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 B- EUR 1,643 81,752 (11,990) 93,742
CMA CGM SA ........ 5.00 Quarterly Bank of America NA 06/20/26 B EUR 1,180 107,834 72,299 35,535
CMA CGM SA ........ 5.00 Quarterly Barclays Bank plc 06/20/26 B EUR 2,960 270,498 178,742 91,756

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMA CGM SA ........ 5.00 % Quarterly Barclays Bank plc 06/20/26 B EUR 2,950 $ 269,584 $ 178,138 $ 91,446
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/26 B EUR 2,950 269,584 167,273 102,311
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/26 B EUR 30 2,742 1,536 1,206
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/26 B EUR 410 37,468 20,995 16,473
CMA CGM SA ........ 5.00 Quarterly
Goldman Sachs
International 06/20/26 B EUR 20 1,848 1,847 1
CMA CGM SA ........ 5.00 Quarterly
Goldman Sachs
International 06/20/26 B EUR 310 28,643 28,627 16
Credit Suisse Group
Finance Guernsey Ltd. 1.00 Quarterly Deutsche Bank AG 06/20/26 NR EUR 5,465 134,310 94,905 39,405
Credit Suisse Group
Finance Guernsey Ltd. 1.00 Quarterly Deutsche Bank AG 06/20/26 NR EUR 5,465 134,310 91,701 42,609
Credit Suisse Group
Finance Guernsey Ltd. 1.00 Quarterly
Morgan Stanley & Co.
International plc 06/20/26 NR EUR 5,630 138,365 123,165 15,200
Credit Suisse Group
Finance Guernsey Ltd. 1.00 Quarterly
Morgan Stanley & Co.
International plc 06/20/26 NR EUR 5,630 138,365 115,905 22,460
Dell, Inc. ............ 1.00 Quarterly BNP Paribas SA 06/20/26 BB- USD 8,200 47,292 (96,241) 143,533
Dell, Inc. ............ 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 BB- USD 2,245 12,948 (26,340) 39,288
HCA, Inc. ........... 5.00 Quarterly Citibank NA 06/20/26 BB- USD 3,500 711,946 622,399 89,547
International Consolidated
Airlines Group SA ... 5.00 Quarterly
Goldman Sachs
International 06/20/26 BB EUR 5,780 455,455 537,483 (82,028)
International Game
Technology plc ..... 5.00 Quarterly
Goldman Sachs
International 06/20/26 NR EUR 2,890 428,133 428,133 —
International Game
Technology plc ..... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 BB EUR 30 4,473 3,161 1,312
Kraft Heinz Foods Co. .. 1.00 Quarterly BNP Paribas SA 06/20/26 BB+ USD 4,205 56,767 36,200 20,567
Kraft Heinz Foods Co. .. 1.00 Quarterly BNP Paribas SA 06/20/26 BB+ USD 2,750 37,125 23,665 13,460
Matterhorn Telecom SA .. 5.00 Quarterly Bank of America NA 06/20/26 B+ EUR 2,950 535,505 520,544 14,961
Matterhorn Telecom SA .. 5.00 Quarterly Barclays Bank plc 06/20/26 B+ EUR 1,770 321,303 313,274 8,029
Matterhorn Telecom SA .. 5.00 Quarterly BNP Paribas SA 06/20/26 B+ EUR 1,180 214,202 212,907 1,295
Matterhorn Telecom SA .. 5.00 Quarterly Citibank NA 06/20/26 B+ EUR 2,950 535,505 542,480 (6,975)
Matterhorn Telecom SA .. 5.00 Quarterly Citibank NA 06/20/26 B+ EUR 2,900 526,428 523,247 3,181
Matterhorn Telecom SA .. 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 B+ EUR 2,950 535,505 529,900 5,605
Monitchem HoldCo 3 SA . 5.00 Quarterly
Goldman Sachs
International 06/20/26 B- EUR 1,690 238,698 200,586 38,112
NRG Energy, Inc. ...... 5.00 Quarterly Barclays Bank plc 06/20/26 BB+ USD 2,900 448,152 410,370 37,782
NRG Energy, Inc. ...... 5.00 Quarterly BNP Paribas SA 06/20/26 BB+ USD 2,750 424,972 389,233 35,739
Petroleos Mexicanos ... 1.00 Quarterly Citibank NA 06/20/26 BBB USD 3,825 (488,845) (503,377) 14,532
Petroleos Mexicanos ... 1.00 Quarterly
Goldman Sachs
International 06/20/26 BBB USD 20,015 (2,557,970) (2,620,177) 62,207
T-Mobile USA, Inc. ..... 5.00 Quarterly BNP Paribas SA 06/20/26 BB USD 9,060 1,697,954 1,599,962 97,992
T-Mobile USA, Inc. ..... 5.00 Quarterly Citibank NA 06/20/26 BB USD 2,000 374,824 357,442 17,382
Unilabs Subholding AB .. 5.00 Quarterly
Credit Suisse
International 06/20/26 CCC+ EUR 1,128 208,003 193,934 14,069
Unilabs Subholding AB .. 5.00 Quarterly
Credit Suisse
International 06/20/26 CCC+ EUR 1,692 312,004 296,536 15,468
United Rentals North
America, Inc. ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 BB USD 2,500 461,369 447,215 14,154
UPC Holding BV ...... 5.00 Quarterly Barclays Bank plc 06/20/26 B EUR 1,410 217,182 198,035 19,147
UPC Holding BV ...... 5.00 Quarterly Barclays Bank plc 06/20/26 B EUR 2,820 434,364 397,753 36,611
UPC Holding BV ...... 5.00 Quarterly Barclays Bank plc 06/20/26 B EUR 1,410 217,182 198,035 19,147
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 B EUR 2,270 329,595 272,908 56,687
Vue International Bidco plc 5.00 Quarterly
Goldman Sachs
International 06/20/26 NR EUR 1,190 (68,889) (64,427) (4,462)
Vue International Bidco plc 5.00 Quarterly
Morgan Stanley & Co.
International plc 06/20/26 NR EUR 1,160 (67,126) (68,987) 1,861

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Yum! Brands, Inc. ..... 1.00 % Quarterly BNP Paribas SA 06/20/26 BB- USD 2,690 $ 5,582 $ — $ 5,582
Yum! Brands, Inc. ..... 1.00 Quarterly BNP Paribas SA 06/20/26 BB- USD 2,400 4,980 9,140 (4,160)
Yum! Brands, Inc. ..... 1.00 Quarterly Citibank NA 06/20/26 BB- USD 2,675 5,550 (12,640) 18,190
Ziggo Bond Co. BV .... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 B- EUR 1,690 258,059 230,840 27,219
Vertical Holdco GmbH .. 5.00 Quarterly
Goldman Sachs
International 12/20/26 CCC+ EUR 1,292 131,665 20,981 110,684
Ziggo Bond Co. BV .... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 B- EUR 2,250 314,928 262,318 52,610
Virgin Media Finance plc . 5.00 Quarterly Bank of America NA 06/20/28 B EUR 2,890 383,726 346,725 37,001
CMBX.NA.7.AA ....... 1.50 Monthly
Credit Suisse
International 01/17/47 NR USD 2,292 (30,037) (157,281) 127,244
CMBX.NA.9.A ........ 2.00 Monthly
Goldman Sachs
International 09/17/58 NR USD 3,503 7,743 (65,529) 73,272
CMBX.NA.9.A ........ 2.00 Monthly
Goldman Sachs
International 09/17/58 NR USD 3,707 8,194 (69,592) 77,786
CMBX.NA.9.A ........ 2.00 Monthly
Goldman Sachs
International 09/17/58 NR USD 3,707 8,194 (60,013) 68,207
CMBX.NA.9.A ........ 2.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 NR USD 7,413 16,387 (122,781) 139,168
CMBX.NA.9.BBB- ..... 3.00 Monthly
Citigroup Global Markets,
Inc. 09/17/58 NR USD 7,493 (579,586) (17,695) (561,891)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Goldman Sachs
International 09/17/58 NR USD 3,788 (293,003) (351,957) 58,954
CMBX.NA.9.BBB- ..... 3.00 Monthly
Goldman Sachs
International 09/17/58 NR USD 2,400 (185,641) (259,215) 73,574
CMBX.NA.9.BBB- ..... 3.00 Monthly
Goldman Sachs
International 09/17/58 NR USD 7,440 (575,487) (21,173) (554,314)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Goldman Sachs
International 09/17/58 NR USD 4,519 (349,546) (483,544) 133,998
CMBX.NA.9.BBB- ..... 3.00 Monthly
Goldman Sachs
International 09/17/58 NR USD 685 (52,985) (68,582) 15,597
CMBX.NA.9.BBB- ..... 3.00 Monthly JPMorgan Securities LLC 09/17/58 NR USD 960 (74,256) (109,652) 35,396
CMBX.NA.9.BBB- ..... 3.00 Monthly JPMorgan Securities LLC 09/17/58 NR USD 1,674 (129,485) (164,666) 35,181
CMBX.NA.9.BBB- ..... 3.00 Monthly JPMorgan Securities LLC 09/17/58 NR USD 1,360 (105,197) (300,735) 195,538
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 NR USD 1,635 (126,468) (423,700) 297,232
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 NR USD 30,213 (2,336,987) (86,152) (2,250,835)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 NR USD 2,400 (185,641) 2,456 (188,097)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 NR USD 21,910 (1,694,747) (34,180) (1,660,567)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 NR USD 7,440 (575,487) (19,968) (555,519)
CMBX.NA.10.BBB- .... 3.00 Monthly JPMorgan Securities LLC 11/17/59 NR USD 270 (23,745) (21,632) (2,113)
CMBX.NA.6.BBB- ..... 3.00 Monthly
Credit Suisse
International 05/11/63 BBB- USD 2,440 (644,336) (180,908) (463,428)
$ 37,322,932 $ 28,287,233 $ 9,035,699
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day
BZDIOVER At Termination
5.42%
At Termination BNP Paribas SA N/A 01/02/23 BRL 227,135 $ 500,377 $ — $ 500,377
1 day
BZDIOVER At Termination
12.40%
At Termination
JPMorgan Chase Bank
NA N/A 01/02/23 BRL 29,476 2,864,972 — 2,864,972
1 day
BZDIOVER At Termination
8.20%
At Termination
JPMorgan Chase Bank
NA N/A 01/02/23 BRL 45,601 1,020,277 — 1,020,277
1 day
BZDIOVER At Termination
8.38%
At Termination
JPMorgan Chase Bank
NA N/A 01/02/23 BRL 37,425 918,259 — 918,259
1 day
BZDIOVER At Termination
9.45%
At Termination
JPMorgan Chase Bank
NA N/A 01/02/23 BRL 17,491 732,361 — 732,361
1 day
BZDIOVER At Termination
9.45%
At Termination
JPMorgan Chase Bank
NA N/A 01/02/23 BRL 82,529 3,455,599 — 3,455,599
1.42% Semi-Annual 1 day CLICP Semi-Annual Bank of America NA N/A 04/01/23 CLP 71,269,343 1,425,595 — 1,425,595
1 day CLICP Semi-Annual 1.65% Semi-Annual Bank of America NA N/A 05/28/23 CLP 71,269,343 (1,453,373) — (1,453,373)
6 month
THBFIX Semi-Annual
0.51%
Semi-Annual BNP Paribas SA 09/15/21
(a)
09/15/23 THB 1,551,960 (36,758) — (36,758)
6 month
THBFIX Semi-Annual
0.78%
Semi-Annual BNP Paribas SA 09/15/21
(a)
09/15/23 THB 3,458,760 497,161 — 497,161
6 month
THBFIX Semi-Annual
0.69%
Semi-Annual
Goldman Sachs
International 09/15/21
(a)
09/15/23 THB 3,946,520 342,129 — 342,129
1 day MIBOR Semi-Annual
4.28%
Semi-Annual
Morgan Stanley & Co.
International plc 09/15/21
(a)
09/15/23 INR 6,155,680 (492,171) — (492,171)
3 month
CD_KSDA Quarterly
1.52%
Quarterly Bank of America NA 09/21/22
(a)
09/21/23 KRW 208,957,832 (283,915) — (283,915)
3 month
CD_KSDA Quarterly
1.63%
Quarterly Bank of America NA 09/21/22
(a)
09/21/23 KRW 188,281,085 (76,196) — (76,196)
3 month
CD_KSDA Quarterly
1.64%
Quarterly Bank of America NA 09/21/22
(a)
09/21/23 KRW 387,409,640 (123,182) — (123,182)
3 month
CD_KSDA Quarterly
1.67%
Quarterly Bank of America NA 09/21/22
(a)
09/21/23 KRW 176,489,130 (17,850) — (17,850)
3 month
CD_KSDA Quarterly
1.42%
Quarterly Barclays Bank plc 09/21/22
(a)
09/21/23 KRW 264,228,490 (593,906) — (593,906)
3 month
CD_KSDA Quarterly
1.51%
Quarterly BNP Paribas SA 09/21/22
(a)
09/21/23 KRW 208,332,209 (304,747) — (304,747)
3 month
CD_KSDA Quarterly
1.51%
Quarterly Citibank NA 09/21/22
(a)
09/21/23 KRW 208,332,209 (296,616) — (296,616)
3 month
CD_KSDA Quarterly
1.42%
Quarterly HSBC Bank plc 09/21/22
(a)
09/21/23 KRW 269,620,908 (611,872) — (611,872)
3 month
CD_KSDA Quarterly
1.64%
Quarterly HSBC Bank plc 09/21/22
(a)
09/21/23 KRW 199,128,555 (58,998) — (58,998)
3 month
CD_KSDA Quarterly
1.40%
Quarterly
Morgan Stanley & Co.
International plc 09/21/22
(a)
09/21/23 KRW 227,991,440 (547,060) — (547,060)
1 day
BZDIOVER At Termination
7.21%
At Termination Citibank NA N/A 01/02/24 BRL 686,122 (1,159,689) — (1,159,689)
1 day
BZDIOVER At Termination
7.61%
At Termination Citibank NA N/A 01/02/24 BRL 391,279 (68,586) — (68,586)
1 day
BZDIOVER At Termination
7.70%
At Termination Citibank NA N/A 01/02/24 BRL 50,841 12,420 — 12,420
28 day
MXIBTIIE Monthly
6.02%
Monthly Citibank NA N/A 03/24/26 MXN 969,089 (1,075,672) — (1,075,672)
6 month
THBFIX Semi-Annual
1.02%
Semi-Annual Bank of America NA 09/15/21
(a)
09/15/26 THB 875,290 (18,012) — (18,012)
6 month
THBFIX Semi-Annual
1.21%
Semi-Annual Bank of America NA 09/15/21
(a)
09/15/26 THB 325,180 90,065 — 90,065
6 month
THBFIX Semi-Annual
1.27%
Semi-Annual
Goldman Sachs
International 09/15/21
(a)
09/15/26 THB 944,980 348,968 — 348,968
6 month
THBFIX Semi-Annual
1.14%
Semi-Annual
JPMorgan Chase Bank
NA 09/15/21
(a)
09/15/26 THB 2,582,470 419,724 — 419,724
7.64% Monthly
28 day
MXIBTIIE Monthly UBS AG N/A 11/18/26 MXN 517,782 (1,249,131) — (1,249,131)

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
7.71% Monthly
28 day
MXIBTIIE Monthly BNP Paribas SA N/A 11/19/26 MXN 1,002,958 $ (2,580,814) $ — $ (2,580,814)
1 day
BZDIOVER At Termination
8.42%
At Termination Citibank NA N/A 01/02/29 BRL 156,791 (350,576) — (350,576)
1 day
BZDIOVER At Termination
8.29%
At Termination
JPMorgan Chase Bank
NA N/A 01/02/29 BRL 214,091 (830,795) — (830,795)
6 month
THBFIX Semi-Annual
1.89%
Semi-Annual Bank of America NA 09/15/21
(a)
09/15/31 THB 377,660 400,929 — 400,929
6 month
THBFIX Semi-Annual
1.70%
Semi-Annual Citibank NA 09/15/21
(a)
09/15/31 THB 685,300 342,204 — 342,204
6 month
THBFIX Semi-Annual
1.76%
Semi-Annual
Goldman Sachs
International 09/15/21
(a)
09/15/31 THB 300,480 205,481 — 205,481
$ 1,346,602 $ — $ 1,346,602
(a)
Forward swap.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate (Amount)/
Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Seagate Technology plc Quarterly 3 month LIBOR Quarterly
Merrill Lynch International
& Co. 08/09/21 USD 34 $ 47,252 $ — $ 47,252
Tesla, Inc. ......... At Termination
3 month LIBOR
minus 0.25%
At
Termination BNP Paribas SA 08/18/21 USD 7 (614,557) — (614,557)
Tesla, Inc. ......... At Termination
3 month LIBOR
minus 0.25%
At
Termination BNP Paribas SA 08/18/21 USD 14 (1,295,414) — (1,295,414)
0.00% ........... Quarterly GSVISK10 Index Quarterly
Goldman Sachs
International 09/09/21 USD 15,474 48,262 — 48,262
Nordstrom, Inc. ..... At Termination
3 month LIBOR
minus 0.45%
At
Termination BNP Paribas SA 09/13/21 USD 109 (142,649) — (142,649)
Financial Select Sector
SPDR Fund ..... Quarterly
3 month LIBOR
plus 0.30%
At
Termination
JPMorgan Chase Bank
NA 09/16/21 USD 268 60,559 — 60,559
iShares iBoxx $ High
Yield Corporate Bond
ETF ........... At Termination
3 month LIBOR
minus 1.80%
At
Termination Citibank NA 09/17/21 USD 826 (507,702) — (507,702)
3 month LIBOR ..... Quarterly
iBoxx USD Liquid
Leveraged Loans
Total Return Index
At
Termination
Goldman Sachs
International 09/20/21 USD 71,619 (216,707) (25,424) (191,283)
3 month LIBOR ..... Quarterly
iBoxx USD Liquid
Leveraged Loans
Total Return Index
At
Termination
Morgan Stanley & Co.
International plc 09/20/21 USD 47,746 (131,476) (16,949) (114,527)
iBoxx EUR Liquid High
Yield Index ...... At Termination 3 month EURIBOR Quarterly Barclays Bank plc 09/20/21 EUR 20,627 (310,067) (14,690) (295,377)
iBoxx EUR Liquid High
Yield Index ...... At Termination 3 month EURIBOR Quarterly Barclays Bank plc 09/20/21 EUR 23,573 (378,686) (16,928) (361,758)
Choice Hotels
International, Inc. .. Quarterly
3 month LIBOR
minus 0.20% Quarterly BNP Paribas SA 11/15/21 USD 34 (21,314) — (21,314)
0.00% ........... Quarterly GSVICVC4 Index Quarterly
Goldman Sachs
International 11/19/21 USD 3,216 (72,625) — (72,625)
0.00% ........... Quarterly GSVICVC4 Index Quarterly
Goldman Sachs
International 11/19/21 USD 3,226 (82,647) — (82,647)

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
(c)
Amount includes $633,755 of net dividends and financing fees.
OTC Total Return Swaps (continued)
Paid by the Fund Received by the Fund
Rate (Amount)/
Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3 month LIBOR plus
0.10% ......... Quarterly GSCBBL8X Index Quarterly
Goldman Sachs
International 02/22/22 USD 7,295 $ 1,260,098 $ — $ 1,260,098
$ (2,357,673) $ (73,991) $ (2,283,682)
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly
Merrill Lynch
International &
Co.
(b)
02/15/23 $ 35,574,981 $ (203,785)
(c)
$ 34,737,441 0.2%
(b)
Range: 20-75 basis points
Benchmarks: Intercontinental Exchange LIBOR:
CHF 1 Week
EUR 1 Week
GBP 1 Week
JPY 1 Week
Stockholm Interbank Offer Rate 1 Week
USD Overnight Bank Funding Rate
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Merrill Lynch
International & Co., as of June 30, 2021, expiration date 02/15/23:
Shares Value
% of Basket
Value
Reference Entity — Long
Belgium
Telenet Group Holding NV ... 170,015 $ 6,404,646 18.4%
Brazil
Oi SA, ADR ............. 1,594,535 2,375,857 6.8
Finland
Nordea Bank Abp ......... 242,059 2,695,549 7.8
France
Electricite de France SA ..... 370,391 5,061,796 14.6
Iliad SA ................ 24,682 3,616,368 10.4
8,678,164
Italy
Telecom Italia SpA ........ 18,067,217 9,539,302 27.5
Shares Value
% of Basket
Value
Japan
SoftBank Group Corp. ...... 51,500 $ 3,591,704 10.4%
Spain
Cellnex Telecom SA ....... 133,393 8,507,977 24.5
United Kingdom
J D Wetherspoon plc ....... 171,346 2,792,130 8.0
Liberty Global plc, Class A ... 278,206 7,556,075 21.8
10,348,205
United States
Coty, Inc., Class A ......... 269,403 2,516,224 7.2
Southwest Airlines Co. ...... 10,000 530,900 1.5
3,047,124
Total Reference Entity — Long ............ 55,188,528
Reference Entity — Short
Switzerland
Credit Suisse Group AG
(Registered), Class A ..... (1,124,410) (11,770,240) (33.9)

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Shares Value
% of Basket
Value
United Kingdom
International Consolidated
Airlines Group SA ....... (2,697,810) $ (6,514,046) (18.8) %
Shares Value
% of Basket
Value
United States
CommScope Holding Co., Inc. (101,680) $ (2,166,801) (6.2) %
Total Reference Entity — Short ............ (20,451,087)
Net Value of Reference Entity — Merrill Lynch
International & Co. ..................... $ 34,737,441
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.02%
1 day CLICP ......................................... Chile Indice de Camara Promedio Interbank Overnight Index 0.00
1 day EONIA ......................................... Euro Overnight Index Average (0.50)
1 day MIBOR ........................................ Mumbai Interbank Offered Rate 3.36
1 month USCPI ....................................... U.S. Consumer Price Index 5.40
28 day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 4.53
3 month BA .......................................... Canadian Bankers Acceptances 0.44
3 month CD_KSDA .................................... Certificates of Deposit by the Korean Securities Dealers Association 0.68
3 month EURIBOR ..................................... Euro Interbank Offered Rate (0.54)
3 month JIBAR ....................................... Johannesburg Interbank Average Rate 3.69
3 month LIBOR ....................................... London Interbank Offered Rate 0.15
3 month NIBOR ....................................... Norwegian Interbank Offered Rate 0.20
6 month BBR ........................................ Australian Bank Bill Rate 0.07
6 month EURIBOR ..................................... Euro Interbank Offered Rate (0.52)
6 month NIBOR ....................................... Nigerian Interbank Offered rate 0.40
6 month THBFIX ...................................... Thai Baht Interest Rate Fixing 0.29
6 month WIBOR ...................................... Warsaw Interbank Offered Rate 0.15
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
........................................... $ 34,423,977 $ (46,559,605) $ 217,950,487 $ (212,920,038) $ —
OTC Swaps ..................................................... 95,500,354 (40,747,559) 31,832,299 (65,645,278) —
Options Written ................................................... N/A N/A 81,674,814 (28,133,117) (166,672,340)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ 4,181,244 $ 1,286,310 $ 4,940,829 $ — $ 10,408,383
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 197,695,764 — — 197,695,764
Options purchased
(b)
Investments at value — unaffiliated
(c)
........... — 1,613,855 84,609,055 32,172,100 155,426,878 1,296,252 275,118,140
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 2,965,853 — — 211,586,115 3,398,519 217,950,487
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 112,339,961 1,416,171 — 13,576,521 — 127,332,653
$ — $ 116,919,669 $ 90,206,470 $ 231,154,174 $ 385,530,343 $ 4,694,771 $ 828,505,427
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... — — 10,353,423 — 92,554,494 — 102,907,917
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 49,969,315 — — 49,969,315
Options written
(b)
Options written at value ..................... — 1,002,175 26,260,168 10,711,903 128,698,094 — 166,672,340
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 12,820,071 — — 192,191,114 7,908,853 212,920,038
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 90,185,289 2,940,693 — 13,266,855 — 106,392,837
$ — $ 104,007,535 $ 39,554,284 $ 60,681,218 $ 426,710,557 $ 7,908,853 $ 638,862,447
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the Statements
of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Consolidated Schedule of Investments.
For the six months ended June 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ....................... $ 5,589,553 $ — $ (185,521,413) $ (14,659,461) $ (138,685,769) $ — $ (333,277,090)
Forward foreign currency exchange contracts .... — — — (131,191,977) — — (131,191,977)
Options purchased
(a)
.................... — (15,915,630) (144,537,963) (103,152,746) (13,094,876) — (276,701,215)
Options written ........................ — 5,946,890 151,395,287 85,871,166 33,693,898 — 276,907,241
Swaps .............................. — (29,196,804) 6,563,721 — (35,051,294) (9,199,775) (66,884,152)
$ 5,589,553 $ (39,165,544) $ (172,100,368) $ (163,133,018) $ (153,138,041) $ (9,199,775) $ (531,147,193)
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures contracts ....................... — — 24,533,153 1,286,310 (74,983,095) — (49,163,632)
Forward foreign currency exchange contracts .... — — — 319,557,469 — — 319,557,469
Options purchased
(b)
.................... — 1,758,936 (43,823,115) (19,114,981) 4,221,243 (612,795) (57,570,712)
Options written ........................ — (1,570,623) (685,913) 7,982,337 (918,847) — 4,806,954
Swaps .............................. — 18,080,974 (12,480,615) — 4,530,888 (11,307,570) (1,176,323)
$ — $ 18,269,287 $ (32,456,490) $ 309,711,135 $ (67,149,811) $ (11,920,365) $ 216,453,756
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long .................................................................................. $ 6,202,594,633
Average notional value of contracts — short ................................................................................. 14,506,868,874
Forward foreign currency exchange contracts:
Average amounts purchased — in USD .................................................................................... 11,661,699,759
Average amounts sold — in USD ........................................................................................ 2,862,142,419
Options:
Average value of option contracts purchased ................................................................................ 149,099,395
Average value of option contracts written ................................................................................... 60,319,566
Average notional value of swaption contracts purchased ......................................................................... 13,559,031,277
Average notional value of swaption contracts written ........................................................................... 23,406,337,857
Credit default swaps:
Average notional value — buy protection ................................................................................... 4,376,651,066
Average notional value — sell protection ................................................................................... 1,874,805,633
Interest rate swaps:
Average notional value — pays fixed rate ................................................................................... 12,793,598,747
Average notional value — receives fixed rate ................................................................................ 12,750,401,090
Inflation swaps:
Average notional value — pays fixed rate ................................................................................... 466,796,186
Average notional value — receives fixed rate ................................................................................ 380,393,385
Total return swaps:
Average notional value ............................................................................................... 169,443,287
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments: $ 5,589,553
Futures contracts .................................................................................... $ 3,538,822 $ 28,758,404
Forward foreign currency exchange contracts ................................................................. 197,695,764 49,969,315
Options
(a)(b)
........................................................................................ 275,118,140 166,672,340
Swaps — Centrally cleared ............................................................................. — 12,327,020
Swaps — OTC
(c)
.................................................................................... 127,332,653 106,392,837
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 603,685,379 $ 364,119,916
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(94,402,853) (72,358,736)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 509,282,526 $ 291,761,180
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Consolidated Schedule of
Investments.
(b)
Includes forward settling swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Statements of Assets and Liabilities.

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
ANZ Banking Group Ltd. ........................... $ 15,666 $ — $ — $ — $ 15,666
Bank of America NA .............................. 21,269,643 (21,269,643) — — —
Barclays Bank plc ................................ 69,803,434 (49,435,367) — (4,810,000) 15,558,067
BNP Paribas SA ................................. 135,813,209 (10,268,873) — (1,450,000) 124,094,336
Citibank NA .................................... 37,343,486 (30,937,927) — (1,205,077) 5,200,482
Citigroup Global Markets, Inc. ........................ 376,696 (376,696) — — —
Commonwealth Bank of Australia ..................... 115,666 (4,781) — — 110,885
Credit Agricole Corporate & Investment Bank SA ........... 1,405,509 — — — 1,405,509
Credit Suisse International .......................... 7,090,927 (4,991,735) — (2,099,192) —
Deutsche Bank AG ............................... 12,531,868 (12,531,868) — — —
Goldman Sachs Bank USA .......................... 3,759,470 (1,258,415) — — 2,501,055
Goldman Sachs International ........................ 68,238,103 (55,253,700) — (12,984,403) —
HSBC Bank plc .................................. 6,577,567 (4,022,351) — — 2,555,216
HSBC Bank USA NA .............................. 186,847 — — — 186,847
JPMorgan Chase Bank NA .......................... 62,751,575 (31,729,026) — (27,630,000) 3,392,549
JPMorgan Securities LLC ........................... 910,451 (598,798) — — 311,653
Merrill Lynch International & Co. ...................... 47,252 (47,252) — — —
Morgan Stanley & Co. International plc .................. 56,718,052 (40,222,938) — (15,180,000) 1,315,114
Natwest Markets plc .............................. 401,586 (881) — — 400,705
Nomura International plc ........................... 4,951,358 (429,981) — (4,521,377) —
Royal Bank of Canada ............................. 812,415 (46,671) — — 765,744
Standard Chartered Bank ........................... 3,296,827 (203,333) — (1,900,000) 1,193,494
State Street Bank and Trust Co. ...................... 3,092,653 (1,778,035) — — 1,314,618
Toronto Dominion Bank ............................ 7,783 — — — 7,783
UBS AG ...................................... 11,764,483 (9,274,551) — (1,510,000) 979,932
$ 509,282,526 $ (274,682,822) $ — $ (73,290,049) $ 161,309,655
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
(e)
Net Amount of
Derivative
Liabilities
(d)(f)
Bank of America NA .............................. $ 26,388,090 $ (21,269,643) $ — $ (5,118,447) $ —
Barclays Bank plc ................................ 49,435,367 (49,435,367) — — —
BNP Paribas SA ................................. 10,268,873 (10,268,873) — — —
Citibank NA .................................... 30,937,927 (30,937,927) — — —
Citigroup Global Markets, Inc. ........................ 579,586 (376,696) — — 202,890
Commonwealth Bank of Australia ..................... 4,781 (4,781) — — —
Credit Suisse International .......................... 4,991,735 (4,991,735) — — —
Deutsche Bank AG ............................... 24,132,356 (12,531,868) — (11,600,488) —
Goldman Sachs Bank USA .......................... 1,258,415 (1,258,415) — — —
Goldman Sachs International ........................ 55,253,700 (55,253,700) — — —
HSBC Bank plc .................................. 4,022,351 (4,022,351) — — —
JPMorgan Chase Bank NA .......................... 31,729,026 (31,729,026) — — —
JPMorgan Securities LLC ........................... 598,798 (598,798) — — —
Merrill Lynch International & Co. ...................... 203,785 (47,252) — (156,533) —
Morgan Stanley & Co. International plc .................. 40,222,938 (40,222,938) — — —
Natwest Markets plc .............................. 881 (881) — — —
Nomura International plc ........................... 429,981 (429,981) — — —
Royal Bank of Canada ............................. 46,671 (46,671) — — —
Standard Chartered Bank ........................... 203,333 (203,333) — — —
State Street Bank and Trust Co. ...................... 1,778,035 (1,778,035) — — —
UBS AG ...................................... 9,274,551 (9,274,551) — — —
$ 291,761,180 $ (274,682,822) $ — $ (16,875,468) $ 202,890
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)
Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(f)
Net amount represents the net amount payable due to the counterparty in the event of default.

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instru ments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities:
Canada ............................................. $ — $ 22,859,121 $ — $ 22,859,121
Cayman Islands ........................................ — 1,714,613,456 191,749,069 1,906,362,525
France .............................................. — 4,074,114 — 4,074,114
Germany ............................................ — 404,751 — 404,751
Ireland .............................................. — 313,329,084 44,690,877 358,019,961
Italy ................................................ — 267,093 — 267,093
Luxembourg .......................................... — 9,612,254 — 9,612,254
Netherlands ........................................... — 19,928,449 — 19,928,449
Portugal ............................................. — 15,405,312 — 15,405,312
Spain ............................................... — 7,692,192 — 7,692,192
United Kingdom ........................................ — 64,509,147 — 64,509,147
United States .......................................... — 2,565,277,347 323,336,119 2,888,613,466
Common Stocks:
Brazil ............................................... 1,571,019 — — 1,571,019
Canada ............................................. 27,921,675 1,652,543 — 29,574,218
Cayman Islands ........................................ 5,260,236 — — 5,260,236
France .............................................. — 51,248,622 — 51,248,622
Germany ............................................ 6,857,015 123,343,996 — 130,201,011
Ireland .............................................. — 3,030,091 — 3,030,091
Israel ............................................... 3,213,214 — — 3,213,214
Italy ................................................ — 87,971,224 — 87,971,224
Luxembourg .......................................... 4,999,974 — — 4,999,974
Netherlands ........................................... 3,596,111 — — 3,596,111
Poland .............................................. 9,107,969 — — 9,107,969
Sweden ............................................. — 21,092,662 — 21,092,662
Switzerland ........................................... — 38,747,135 — 38,747,135
Taiwan .............................................. 12,035,531 — — 12,035,531
United Kingdom ........................................ 104,615,783 45,268,252 30 149,884,065
United States .......................................... 1,219,801,875 134,520,899 55,491,301 1,409,814,075
Corporate Bonds
Argentina ............................................ — 45,262,960 — 45,262,960
Australia ............................................. — 55,967,298 — 55,967,298
Austria .............................................. — 67,827,538 — 67,827,538
Bahrain ............................................. — 18,231,948 — 18,231,948
Belgium ............................................. — 303,855,457 — 303,855,457
Brazil ............................................... — 352,988,048 — 352,988,048
Canada ............................................. — 80,434,798 33,901,495 114,336,293
Cayman Islands ........................................ — 7,225,362 — 7,225,362
Chile ............................................... — 85,584,062 — 85,584,062
China ............................................... — 787,469,654 — 787,469,654
Colombia ............................................ — 110,686,791 — 110,686,791
Cyprus .............................................. — 17,703,318 — 17,703,318
Denmark ............................................. — 19,703,342 — 19,703,342
Dominican Republic ..................................... — 7,512,622 — 7,512,622
Finland .............................................. — 6,141,982 — 6,141,982
France .............................................. — 507,578,454 — 507,578,454
Germany ............................................ — 648,702,044 — 648,702,044
Ghana .............................................. — 18,393,277 — 18,393,277
Greece .............................................. — 2,727,873 — 2,727,873
Guatemala ........................................... — 26,907,336 — 26,907,336
Guernsey ............................................ — 916,526 — 916,526
Hong Kong ........................................... — 75,548,663 — 75,548,663
India ............................................... — 185,989,554 — 185,989,554
Indonesia ............................................ — 73,843,166 — 73,843,166

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Level 1 Level 2 Level 3 Total
Ireland .............................................. $ — $ 64,119,879 $ — $ 64,119,879
Israel ............................................... — 46,722,373 — 46,722,373
Italy ................................................ — 429,014,429 — 429,014,429
Jamaica ............................................. — 14,798,412 — 14,798,412
Japan ............................................... — 233,069,137 — 233,069,137
Kazakhstan ........................................... — 4,572,560 — 4,572,560
Kuwait .............................................. — 73,579,777 — 73,579,777
Luxembourg .......................................... — 253,401,609 — 253,401,609
Macau .............................................. — 42,187,611 — 42,187,611
Malaysia ............................................. — 37,589,763 — 37,589,763
Mexico .............................................. — 232,495,696 — 232,495,696
Mongolia ............................................. — 1,564,485 — 1,564,485
Morocco ............................................. — 2,740,466 — 2,740,466
Netherlands ........................................... — 225,176,818 — 225,176,818
Norway .............................................. — 16,758,185 — 16,758,185
Oman ............................................... — 15,585,319 — 15,585,319
Panama ............................................. — 8,545,090 — 8,545,090
Paraguay ............................................ — 2,801,550 — 2,801,550
Peru ................................................ — 30,000,714 — 30,000,714
Philippines ........................................... — 7,732,708 — 7,732,708
Portugal ............................................. — 6,739,803 — 6,739,803
Qatar ............................................... — 21,910,521 — 21,910,521
Russia .............................................. — 717,335 — 717,335
Saudi Arabia .......................................... — 29,804,681 — 29,804,681
Singapore ............................................ — 51,995,935 — 51,995,935
South Africa ........................................... — 49,562,172 — 49,562,172
South Korea .......................................... — 58,468,064 — 58,468,064
Spain ............................................... — 430,071,083 — 430,071,083
Sweden ............................................. — 95,730,968 — 95,730,968
Switzerland ........................................... — 193,283,618 — 193,283,618
Tanzania, United Republic of ............................... — 19,771,717 — 19,771,717
Thailand ............................................. — 73,680,176 — 73,680,176
Turkey .............................................. — 12,932,628 — 12,932,628
Ukraine ............................................. — 10,614,899 — 10,614,899
United Arab Emirates .................................... — 156,932,414 — 156,932,414
United Kingdom ........................................ — 1,048,097,945 — 1,048,097,945
United States .......................................... — 4,061,262,404 159,990,058 4,221,252,462
Vietnam ............................................. — 6,827,673 — 6,827,673
Floating Rate Loan Interests:
Canada ............................................. — 62,669,666 — 62,669,666
Denmark ............................................. — 5,485,115 — 5,485,115
France .............................................. — 27,380,961 — 27,380,961
Germany ............................................ — 18,520,193 — 18,520,193
Ireland .............................................. — 14,155,578 — 14,155,578
Jersey, Channel Islands ................................... — — 15,275,407 15,275,407
Luxembourg .......................................... — 77,533,056 20,672,236 98,205,292
Mexico .............................................. — — 3,008,000 3,008,000
Netherlands ........................................... — 45,608,186 — 45,608,186
Norway .............................................. — 2,368,796 — 2,368,796
Spain ............................................... — 17,850,913 — 17,850,913
Sweden ............................................. — 20,595,007 — 20,595,007
United Kingdom ........................................ — 52,517,097 — 52,517,097
United States .......................................... — 1,028,401,101 476,490,167 1,504,891,268
Foreign Agency Obligations ................................. — 1,084,945,132 — 1,084,945,132
Foreign Government Obligations .............................. — 3,906,174,860 — 3,906,174,860
Investment Companies .................................... 758,920,317 — — 758,920,317
Municipal Bonds ......................................... — 631,405,312 — 631,405,312
Non-Agency Mortgage-Backed Securities:
Cayman Islands ........................................ — 3,464,506 28,399,722 31,864,228
Ireland .............................................. — 23,627,640 — 23,627,640
Italy ................................................ — 1,626,119 — 1,626,119
Netherlands ........................................... — 14,124,411 — 14,124,411
United Kingdom ........................................ — 114,493,762 — 114,493,762
United States .......................................... — 3,017,495,711 146,292,269 3,163,787,980
Preferred Securities:
Brazil ............................................... — — 7,867,050 7,867,050

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Level 1 Level 2 Level 3 Total
China ............................................... $ — $ — $ 50,890,507 $ 50,890,507
Germany ............................................ — 30,744,630 11,692,490 42,437,120
Israel ............................................... — — 8,506,396 8,506,396
Jersey .............................................. — — 9,140,351 9,140,351
Luxembourg .......................................... — 42,711,924 — 42,711,924
Spain ............................................... — 541,746 — 541,746
United Kingdom ........................................ — 5,272,914 18,155,249 23,428,163
United States .......................................... 36,670,753 41,070,436 70,574,434 148,315,623
U.S. Government Sponsored Agency Securities .................... — 15,477,126,485 — 15,477,126,485
U.S. Treasury Obligations ................................... — 5,024,380,675 — 5,024,380,675
Warrants .............................................. 9,547,743 1,260,313 2,268,065 13,076,121
Short-Term Securities:
Borrowed Bond Agreements ................................. — 175,453,284 — 175,453,284
Money Market Funds ...................................... 531,990,055 — — 531,990,055
Options Purchased:
Credit contracts .......................................... — 1,613,855 — 1,613,855
Equity contracts .......................................... 84,296,152 312,903 — 84,609,055
Foreign currency exchange contracts ........................... — 32,172,100 — 32,172,100
Interest rate contracts ...................................... 6,567,879 148,858,999 — 155,426,878
Other contracts .......................................... — 1,296,252 — 1,296,252
Unfunded Floating Rate Loan Interests
(a)
.............................. — 446 — 446
Liabilities:
Investments:
Borrowed Bonds ......................................... — (175,637,725) — (175,637,725)
TBA Sale Commitments .................................... — (13,638,131,702) — (13,638,131,702)
Unfunded Floating Rate Loan Interests
(a)
.............................. — — (5,236) (5,236)
$ 2,826,973,301 $ 34,162,401,091 $ 1,678,386,056 $ 38,667,760,448
Investments valued at NAV
(b)
...................................... 273,202,298
$ —
$ 38,940,962,746
$ —
Derivative Financial Instruments
(c)
Assets:
Credit contracts ........................................... $ — $ 19,805,460 $ — $ 19,805,460
Equity contracts ........................................... 4,181,244 1,416,171 — 5,597,415
Foreign currency exchange contracts ............................ 1,286,310 197,695,764 — 198,982,074
Interest rate contracts ....................................... 4,940,829 225,162,636 — 230,103,465
Other contracts ........................................... — 3,398,519 — 3,398,519
Liabilities:
Credit contracts ........................................... — (63,333,967) — (63,333,967)
Equity contracts ........................................... (36,292,387) (3,261,897) — (39,554,284)
Foreign currency exchange contracts ............................ — (60,681,218) — (60,681,218)
Interest rate contracts ....................................... (97,888,842) (328,747,724) — (426,636,566)
Other contracts ........................................... — (7,908,853) — (7,908,853)
$ (123,772,846) $ (16,455,109) $ — $ (140,227,955)
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $4,547,437 are categorized as Level 2 within the disclosure hierarchy.

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.
The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Options
Purchased
Preferred
Securities
Unfunded
Floating
Rate Loan
Interests Warrants Total
Investments:
Assets/Liabilities:
Opening balance, as of December 31, 2020 $ 365,339,084 $ 84,412,431 $ 155,637,040 $ 350,724,042 $ 40,352,808 $ 367,322 $ 70,808,699 $ (8,595) $ 1,221,867 $ 1,068,854,698
Transfers into level 3 ............. 55,202,795 — 25,285 162,914,896 — — — — — 218,142,976
Transfers out of level 3 ............ (53,839,685) — — (23,494,848) — — (4,904,365) — — (82,238,898)
Other
(a)
...................... — (8,220,862) — — — — 8,220,862 — — —
Accrued discounts/premiums ......... 444,967 — 353,749 275,846 61,987 — — — — 1,136,549
Net realized gain (loss) ............ 2,823,212 (145,113) 1,165,856 1,421,239 656,675 (367,322) 5,801,205 — — 11,355,752
Net change in unrealized appreciation
(depreciation)
(b)(c)
.............. (10,261,006) (65,267,044) 18,299,713 8,399,899 2,647,701 — 38,531,803 3,359 106,945 (7,538,630)
Purchases ..................... 318,314,419 91,469,883 45,768,948 175,575,502 144,811,440 — 67,916,811 — 939,253 844,796,256
Sales ........................ (118,247,721) (46,757,964) (27,359,038) (160,370,766) (13,838,620) — (9,548,538) — — (376,122,647)
Closing balance, as of June 30, 2021 ...
$ 559,776,065 $ 55,491,331 $ 193,891,553 $ 515,445,810 $ 174,691,991 $ — $ 176,826,477 $ (5,236) $ 2,268,065 $ 1,678,386,056
Net change in unrealized appreciation
(depreciation) on investments still held
a t June 30, 2021
(c)
.............
$ (9,603,843) $ (17,206,856) $ 14,043,713 $ 4,587,819 $ 768,728 $ — $ 38,523,213 $ 3,359 $ 186,144 $ 31,302,277
(a)
Certain Level 3 investments were re-classified between Common Stocks and Preferred Securities.
(b)
Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(c)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2021 is generally due to investments no longer held or categorized as Level 3 at period end.

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
See notes to financial statements.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation
Committee”) to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third party pricing information in the amount of $1,150,507,552. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 financial instruments.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Common Stocks ........................... $ 55,490,441 Market EBITDA Multiple 3.50x —
Volatility 44% - 65% 60%
Time to Exit 1.2 – 2.6 2.3
Recent Transactions — —
Corporate Bonds ........................... 184,336,532 Income Discount Rate 3% – 11% 6%
Market EBITDA Multiple 3.50x —
Recent Transactions — —
Floating Rate Loan Interests .................... 108,956,989 Income Discount Rate 8% – 11% 10%
Market Recent Transactions — —
Preferred Stocks
(b)
.......................... 176,826,477 Income Discount Rate 27% —
Market Revenue Multiple 2.75x - 12.50x 8.01x
Time to Exit 0.3 – 4.0 2.1
Volatility 40% – 79% 57%
Recent Transactions — —
Warrants ................................ 2,268,065 Market Revenue Multiple 9.75x - 12.50x 10.02x
Time to Exit 0.3 – 1.9 1.5
Volatility 34% - 71% 51%
Recent Transactions — —
$ 527,878,504
(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)
For the period end June 30, 2021, the valuation technique for investments classified as Preferred Stocks amounting to $68,161,381 changed to Curent Value. The investments were previously valued utilizing Transaction Price approach. The change was due to consideration of the information that was available at the time the investments were valued.

Statements of Assets and Liabilities
(unaudited)
June 30, 2021
2021
BlackRock Semi-Annual Report to Shareholders

BlackRock
Emerging
Markets Flexible
Dynamic Bond
Portfolio
BlackRock
Strategic
Income
Opportunities
Portfolio
(a)
ASSETS
Investments, at value — unaffiliated
(b) (c)
........................................................................ $ 72,378,610 $ 51,433,608,206
Investments, at value — affiliated
(d)
.......................................................................... — 1,321,128,757
Cash   .............................................................................................. — 17,847,206
Cash pledged:
Collateral — borrowed bond agreements ...................................................................... — 1,870,926
Collateral — OTC derivatives ............................................................................. 2,920,000 37,550,000
Collateral — TBA commitments ............................................................................ — 580,000
Futures contracts ..................................................................................... — 245,836,170
Centrally cleared swaps ................................................................................. 2,663,000 279,328,080
Foreign currency, at value
(e)
............................................................................... 593,013 336,917,260
Receivables: – –
Investments sold ..................................................................................... 1,378,511 8,668,050,807
Securities lending income — affiliated ....................................................................... — 227,152
Swaps   ........................................................................................... 103,725 1,034,753
TBA sale commitments ................................................................................. — 13,647,242,764
Capital shares sold .................................................................................... 49,203 64,564,460
Dividends — affiliated .................................................................................. — 18,577
Dividends — unaffiliated ................................................................................ — 1,244,280
Interest — unaffiliated .................................................................................. 1,127,840 256,645,737
From the Manager .................................................................................... 973 —
Variation margin on futures contracts ........................................................................ — 3,538,822
Swap premiums paid .................................................................................... 447,587 95,500,354
Unrealized appreciation on: – –
Forward foreign currency exchange contracts .................................................................. 5,000,750 197,695,764
OTC swaps ......................................................................................... 71,625 31,832,299
Unfunded floating rate loan interests ........................................................................ — 446
Prepaid expenses ...................................................................................... 65,563 1,052,500
Total assets ..........................................................................................
86,800,400 76,643,315,320
LIABILITIES
Bank overdraft ......................................................................................... 5,344 —
Cash received:
Collateral — OTC derivatives ............................................................................. 290,000 73,805,077
Collateral — TBA commitments ............................................................................ — 9,331,444
Borrowed bonds, at value
(f)
................................................................................ — 175,637,725
Collateral on securities loaned, at value ........................................................................ — 273,152,267
Options written, at value
(g)
................................................................................. — 166,672,340
TBA sale commitments, at value
(h)
........................................................................... — 13,638,131,702
Reverse repurchase agreements, at value ...................................................................... — 4,547,437
Payables: – –
Investments purchased ................................................................................. 2,136,049 20,718,888,669
Swaps   ........................................................................................... — 428,133
Accounting services fees ................................................................................ 42,413 1,019,476
Administration fees .................................................................................... 2,785 1,722,188
Capital shares redeemed ................................................................................ 2,537,689 46,432,666
Custodian fees ....................................................................................... 50,714 849,833
Deferred foreign capital gain tax ........................................................................... 10,050 1,119,317
Income dividend distributions ............................................................................. 64,448 9,585,070
Interest expense ..................................................................................... — 1,278,838
Investment advisory fees ................................................................................ 5,418 15,020,856
Trustees' and Officer's fees .............................................................................. 962 176,793
Other affiliate fees .................................................................................... 1,574 89,054
Printing and postage fees ............................................................................... 33,246 307,526
Professional fees ..................................................................................... 80,745 384,679
Registration fees ..................................................................................... 2,432 119,725
Service and distribution fees .............................................................................. 1,898 554,920
Transfer agent fees ................................................................................... 10,959 5,327,109
Other accrued expenses ................................................................................ 22,659 191,636
Variation margin on futures contracts ........................................................................ — 28,758,404
Variation margin on centrally cleared swaps ................................................................... 107,846 12,327,020
Swap premiums received ................................................................................. 3,160,544 40,747,559

Statements of Assets and Liabilities
(unaudited) (continued)
June 30, 2021

Financial Statements
See notes to financial statements.
BlackRock
Emerging
Markets Flexible
Dynamic Bond
Portfolio
BlackRock
Strategic
Income
Opportunities
Portfolio
(a)
Unrealized depreciation on: – –
Forward foreign currency exchange contracts .................................................................. 4,759,038 49,969,315
OTC swaps ......................................................................................... 331,228 65,645,278
Unfunded floating rate loan interests ........................................................................ — 5,236
Total liabilities .........................................................................................
13,658,041 35,342,227,292
NET ASSETS .........................................................................................
$ 73,142,359 $ 41,301,088,028
NET ASSETS CONSIST OF
Paid-in capital ......................................................................................... $ 93,569,401 $ 40,577,651,533
Accumulated earnings (loss) ............................................................................... (20,427,042) 723,436,495
NET ASSETS .........................................................................................
$ 73,142,359 $ 41,301,088,028
(a)
  Consolidated Statement of Assets and Liabilities.
(b)
  Investments, at cost — unaffiliated ......................................................................... $ 77,303,187 $ 50,552,813,652
(c)
  Securities loaned, at value ............................................................................... $ — $ 73,973,915
(d)
  Investments, at cost — affiliated ........................................................................... $ — $ 1,304,229,314
(e)
  Foreign currency, at cost ................................................................................ $ 459,428 $ 340,598,626
(f)
  Proceeds received from borrowed bonds ..................................................................... $ — $ 169,462,053
(g)
  Premiums received ................................................................................... $ — $ 220,214,037
(h)
  Proceeds from TBA sale commitments ...................................................................... $ — $ 13,647,242,764

Statements of Assets and Liabilities
(unaudited) (continued)
June 30, 2021
2021
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock
Emerging
Markets Flexible
Dynamic Bond
Portfolio
BlackRock
Strategic
Income
Opportunities
Portfolio
(a)
NET ASSET VALUE
Institutional
Net assets .......................................................................................
$ 20,359,386 $ 30,166,343,512
Shares outstanding ................................................................................
2,460,993 2,905,297,938
Net asset value ...................................................................................
$ 8.27 $ 10.38
Shares authorized .................................................................................
Unlimited Unlimited
Par value .......................................................................................
$ 0.001 $ 0.001
Investor A
Net assets .......................................................................................
$ 7,031,323 $ 1,637,803,217
Shares outstanding ................................................................................
851,543 157,767,162
Net asset value ...................................................................................
$ 8.26 $ 10.38
Shares authorized .................................................................................
Unlimited Unlimited
Par value .......................................................................................
$ 0.001 $ 0.001
Investor C
Net assets .......................................................................................
$ 536,509 $ 223,462,137
Shares outstanding ................................................................................
64,943 21,544,962
Net asset value ...................................................................................
$ 8.26 $ 10.37
Shares authorized .................................................................................
Unlimited Unlimited
Par value .......................................................................................
$ 0.001 $ 0.001
Class K
Net assets .......................................................................................
$ 45,215,141 $ 9,273,479,162
Shares outstanding ................................................................................
5,472,470 892,454,131
Net asset value ...................................................................................
$ 8.26 $ 10.39
Shares authorized .................................................................................
Unlimited Unlimited
Par value .......................................................................................
$ 0.001 $ 0.001

Statements of Operations
(unaudited)

Six Months Ended June 30, 2021

Financial Statements
BlackRock
Emerging
Markets
Flexible
Dynamic Bond
Portfolio
BlackRock
Strategic
Income
Opportunities
Portfolio
(a)
INVESTMENT INCOME – –
Dividends — affiliated .................................................................................. $ — $ 7,282,464
Dividends — unaffiliated ................................................................................ — 21,134,852
Interest — unaffiliated .................................................................................. 2,226,357 548,481,684
Securities lending income — affiliated — net .................................................................. — 1,614,988
Foreign taxes withheld ................................................................................. (85,163) (512,217)
Total investment income ..................................................................................
2,141,194 578,001,771
EXPENSES
Investment advisory ................................................................................... 254,629 86,265,344
Professional ........................................................................................ 48,675 376,105
Custodian .......................................................................................... 47,056 1,335,370
Registration ........................................................................................ 38,837 260,594
Accounting services ................................................................................... 29,651 867,494
Administration ...................................................................................... 18,036 5,969,822
Transfer agent — class specific ........................................................................... 13,510 13,537,237
Service and distribution — class specific ..................................................................... 11,896 3,173,104
Administration — class specific ........................................................................... 8,487 3,810,203
Trustees and Officer ................................................................................... 307 174,151
Miscellaneous ....................................................................................... 47,768 795,131
Total expenses excluding dividend expense and interest expense ......................................................
518,852 116,564,555
Dividend expense — unaffiliated ............................................................................ — 33,017
Interest expense ....................................................................................... — 12,324,851
Total expenses ........................................................................................
518,852 128,922,423
Less: – –
Fees waived and/or reimbursed by the Manager ................................................................ (216,607) (2,057,823)
Administration fees waived — class specific ................................................................... (8,402) (1,226)
Transfer agent fees waived and/or reimbursed — class specific ...................................................... (6,325) —
Total expenses after fees waived and/or reimbursed ...............................................................
287,518 126,863,374
Net investment income ...................................................................................
1,853,676 451,138,397

Statements of Operations
(unaudited) (continued)
Six Months Ended June 30, 2021
2021
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock
Emerging
Markets
Flexible
Dynamic Bond
Portfolio
BlackRock
Strategic
Income
Opportunities
Portfolio
(a)
REALIZED AND UNREALIZED GAIN (LOSS) $ (6,847,827) $ 45,515,025
Net realized gain (loss) from:
Investments — affiliated .............................................................................. $ — $ 26,755,955
Investments — unaffiliated
(b)
........................................................................... 1,055,103 561,441,608
Borrowed bonds ................................................................................... — (14,988,007)
Forward foreign currency exchange contracts ................................................................ (1,594,437) (131,191,977)
Foreign currency transactions .......................................................................... (52,729) 15,458,621
Futures contracts ................................................................................... 137,162 (333,277,090)
Options written .................................................................................... — 276,907,241
Short sales — unaffiliated ............................................................................. — (3,619,503)
Swaps   ......................................................................................... (2,688,711) (66,884,152)
(3,143,612) 330,602,696
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated .............................................................................. — (34,749,603)
Investments — unaffiliated
(c)
........................................................................... (3,987,717) (563,676,698)
Borrowed bonds ................................................................................... — 45,311,968
Forward foreign currency exchange contracts ................................................................ 410,640 319,557,469
Foreign currency translations ........................................................................... (19,345) (6,001,611)
Futures contracts ................................................................................... — (49,163,632)
Options written .................................................................................... — 4,806,954
Swaps   ......................................................................................... (107,793) (1,176,323)
Unfunded floating rate loan interests ...................................................................... — 3,805
(3,704,215) (285,087,671)
Net realized and unrealized gain (loss) ........................................................................
(6,847,827) 45,515,025
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........................................
$ (4,994,151) $ 496,653,422
(a)
  Consolidated Statement of Operations.
(b)
  Net of foreign capital gain tax of ........................................................................... $ — $ (4,604,507)
(c)
  Net of reduction/increase in deferred foreign capital gain tax of ......................................................
$ (10,050) $ 1,373,238

Statements of Changes in Net Assets

Financial Statements
See notes to financial statements.
BlackRock Emerging Markets Flexible
Dynamic Bond Portfolio
BlackRock Strategic Income Opportunities
Portfolio
(a)
Six Months Ended
06/30/21
(unaudited)
Year Ended
12/31/20
Six Months Ended
06/30/21
(unaudited)
Year Ended
12/31/20
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) ................................................ $ 1,853,676 $ 4,566,012 $ 451,138,397 $ 850,331,778
Net realized gain (loss) .................................................... (3,143,612) 10,974,393 330,602,696 603,583,423
Net change in unrealized appreciation (depreciation) ................................ (3,704,215) (2,315,038) (285,087,671) 690,210,622
Net increase (decrease) in net assets resulting from operations ...........................
(4,994,151) 13,225,367 496,653,422 2,144,125,823
DISTRIBUTIONS TO SHAREHOLDERS
(b)
  Institutional ........................................................... (347,495) (672,848) (321,292,600) (689,864,436)
  Investor A ............................................................ (110,519) (265,329) (16,402,454) (40,079,946)
  Investor C ............................................................ (6,833) (32,015) (1,550,743) (6,624,244)
  Class K .............................................................. (945,856) (2,838,739) (104,223,641) (254,661,795)
Decrease in net assets resulting from distributions to shareholders .........................
(1,410,703) (3,808,931) (443,469,438) (991,230,421)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .................
(8,078,687) (32,675,979) 5,803,742,745 273,107,123
NET ASSETS
Total increase (decrease) in net assets ........................................... (14,483,541) (23,259,543) 5,856,926,729 1,426,002,525
Beginning of period ........................................................
87,625,900 110,885,443 35,444,161,299 34,018,158,774
End of period ............................................................
$ 73,142,359 $ 87,625,900 $ 41,301,088,028 $ 35,444,161,299
(a)
Consolidated Statements of Changes in Net Assets.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders

uTs.
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(g)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:
(h)
Annualized.
BlackRock Emerging Markets Flexible Dynamic Bond Portfolio
Institutional
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 8.93 $ 8.04 $ 8.03 $ 9.45 $ 9.51 $ 8.79
Net investment income (loss)
(a)
...................
0.18 0.41 0.45 0.52 0.63 0.58
Net realized and unrealized gain (loss) .............
(0.70) 0.81 0.06 (1.52) (0.10) 0.56
Net increase (decrease) from investment operations ......
(0.52) 1.22 0.51 (1.00) 0.53 1.14
Distributions
(b)
– – – – – –
From net investment income ....................
(0.14) (0.33) (0.50) (0.00)
(c)
(0.59) (0.42)
R eturn of capital .............................
— — — (0.42) — —
Total distributions .............................
(0.14) (0.33) (0.50) (0.42) (0.59) (0.42)
Net asset value, end of period ....................
$ 8.27 $ 8.93 $ 8.04 $ 8.03 $ 9.45 $ 9.51
Total Return
(d)
(5.84)% 15.51% 6.45% (10.84)% 5.66% —
Based on net asset value ........................
(5.84)%
(e)
15.51% 6.45% (10.84)% 5.66% 13.27%
Ratios to Average Net Assets
(f)
Total expenses
(g)
..............................
1.21%
(h)
1.16% 1.13% 1.13% 1.13% 1.48%
Total expenses after fees waived and/or reimbursed ......
0.68%
(h)
0.68% 0.68% 0.71% 0.78% 0.91%
Net investment income (loss) .....................
4.37%
(h)
4.93% 5.45% 5.89% 6.68% 6.34%
Supplemental Data
Net assets, end of period (000) ....................
$ 20,359 $ 19,153 $ 17,515 $ 26,314 $ 43,693 $ 24,097
Portfolio turnover rate ..........................
92% 324% 118% 165% 187% 276%
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Investments in underlying funds .................... —% 0.02% —% 0.01% 0.00% 0.01%
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Expense ratios ............................... N/A N/A N/A N/A 1.13% 1.48%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(g)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:
(h)
Annualized.
BlackRock Emerging Markets Flexible Dynamic Bond Portfolio
Investor A
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 8.91 $ 8.02 $ 8.02 $ 9.43 $ 9.50 $ 8.78
Net investment income (loss)
(a)
...................
0.17 0.38 0.44 0.49 0.61 0.55
Net realized and unrealized gain (loss) .............
(0.69) 0.82 0.04 (1.51) (0.12) 0.56
Net increase (decrease) from investment operations ......
(0.52) 1.20 0.48 (1.02) 0.49 1.11
Distributions
(b)
– – – – – –
From net investment income ....................
(0.13) (0.31) (0.48) (0.00)
(c)
(0.56) (0.39)
R eturn of capital .............................
— — — (0.39) — —
Total distributions .............................
(0.13) (0.31) (0.48) (0.39) (0.56) (0.39)
Net asset value, end of period ....................
$ 8.26 $ 8.91 $ 8.02 $ 8.02 $ 9.43 $ 9.50
Total Return
(d)
(5.86)% 15.25% 6.05% (10.99)% 5.29% —
Based on net asset value ........................
(5.86)%
(e)
15.25% 6.05% (10.99)% 5.29% 12.96%
Ratios to Average Net Assets
(f)
Total expenses
(g)
..............................
1.60%
(h)
1.53% 1.46% 1.46% 1.45% 1.79%
Total expenses after fees waived and/or reimbursed ......
0.93%
(h)
0.93% 0.93% 0.96% 1.03% 1.20%
Net investment income (loss) .....................
4.12%
(h)
4.55% 5.31% 5.64% 6.48% 6.05%
Supplemental Data
Net assets, end of period (000) ....................
$ 7,031 $ 7,710 $ 7,784 $ 8,102 $ 14,756 $ 15,293
Portfolio turnover rate ..........................
92% 324% 118% 165% 187% 276%
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Investments in underlying funds .................... —% 0.02% —% 0.01% 0.00% 0.01%
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Expense ratios ............................... N/A N/A N/A N/A 1.45% 1.79%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(g)
Annualized.
(h)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
BlackRock Emerging Markets Flexible Dynamic Bond Portfolio
Investor C
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 8.91 $ 8.03 $ 8.02 $ 9.44 $ 9.50 $ 8.78
Net investment income (loss)
(a)
...................
0.14 0.31 0.37 0.43 0.54 0.48
Net realized and unrealized gain (loss) .............
(0.69) 0.82 0.06 (1.52) (0.11) 0.56
Net increase (decrease) from investment operations ......
(0.55) 1.13 0.43 (1.09) 0.43 1.04
Distributions
(b)
– – – – – –
From net investment income ....................
(0.10) (0.25) (0.42) (0.00)
(c)
(0.49) (0.32)
R eturn of capital .............................
— — — (0.33) — —
Total distributions .............................
(0.10) (0.25) (0.42) (0.33) (0.49) (0.32)
Net asset value, end of period ....................
$ 8.26 $ 8.91 $ 8.03 $ 8.02 $ 9.44 $ 9.50
Total Return
(d)
(6.21)% 14.25% 5.39% (11.74)% 4.62% —
Based on net asset value ........................
(6.21)%
(e)
14.25% 5.39% (11.74)% 4.62% 12.12%
Ratios to Average Net Assets
(f)
Total expenses ...............................
2.51%
(g)
2.34% 2.32% 2.30%
(h)
2.30%
(h)
2.63%
(h)
Total expenses after fees waived and/or reimbursed ......
1.68%
(g)
1.68% 1.68% 1.71% 1.78% 1.96%
Net investment income (loss) .....................
3.36%
(g)
3.76% 4.46% 4.85% 5.74% 5.30%
Supplemental Data
Net assets, end of period (000) ....................
$ 537 $ 672 $ 1,547 $ 2,411 $ 3,823 $ 4,892
Portfolio turnover rate ..........................
92% 324% 118% 165% 187% 276%
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Investments in underlying funds .................... —% 0.02% —% 0.01% 0.00% 0.01%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(g)
Annualized.
(h)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
BlackRock Emerging Markets Flexible Dynamic Bond Portfolio
Class K
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 8.92 $ 8.03 $ 8.03 $ 9.44 $ 9.51 $ 8.79
Net investment income (loss)
(a)
...................
0.19 0.39 0.47 0.51 0.64 0.58
Net realized and unrealized gain (loss) .............
(0.71) 0.83 0.04 (1.50) (0.12) 0.56
Net increase (decrease) from investment operations ......
(0.52) 1.22 0.51 (0.99) 0.52 1.14
Distributions
(b)
– – – – – –
From net investment income ....................
(0.14) (0.33) (0.51) (0.00)
(c)
(0.59) (0.42)
R eturn of capital .............................
— — — (0.42) — —
Total distributions .............................
(0.14) (0.33) (0.51) (0.42) (0.59) (0.42)
Net asset value, end of period ....................
$ 8.26 $ 8.92 $ 8.03 $ 8.03 $ 9.44 $ 9.51
Total Return
(d)
(5.82)% 15.58% 6.37% (10.70)% 5.60% —
Based on net asset value ........................
(5.82)%
(e)
15.58% 6.37% (10.70)% 5.60% 13.37%
Ratios to Average Net Assets
(f)
Total expenses ...............................
1.16%
(g)
1.08% 1.04% 1.08%
(h)
1.03% 1.39%
Total expenses after fees waived and/or reimbursed ......
0.63%
(g)
0.63% 0.63% 0.66% 0.73% 0.83%
Net investment income (loss) .....................
4.41%
(g)
4.72% 5.67% 5.91% 6.70% 6.44%
Supplemental Data
Net assets, end of period (000) ....................
$ 45,215 $ 60,091 $ 84,039 $ 64,736 $ 75,012 $ 11,106
Portfolio turnover rate ..........................
92% 324% 118% 165% 187% 276%
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Investments in underlying funds .................... —% 0.02% —% 0.01% 0.00% 0.01%
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders

(a)
Consolidated Financial Highlights.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Aggregate total return.
(g)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(h)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(i)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:
(j)
Annualized.
(k)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
1
BlackRock Strategic Income Opportunities Portfolio
Institutional
Six Months Ended
06/30/21
(unaudited)
(a)
Year Ended December 31,
2020 2019 2018
(a)
2017
(a)
2016
(a)
Net asset value, beginning of period ...............
$ 10.37 $ 9.97 $ 9.60 $ 9.96 $ 9.83 $ 9.77
Net investment income (loss)
(b)
...................
0.12 0.26 0.34 0.33 0.35 0.26
Net realized and unrealized gain (loss) .............
0.01 0.44 0.38 (0.37) 0.12 0.09
Net increase (decrease) from investment operations ......
0.13 0.70 0.72 (0.04) 0.47 0.35
Distributions
(c)
– – – – – –
From net investment income ....................
(0.12) (0.30) (0.35) (0.32) (0.31) (0.25)
Return of capital .............................
— — (0.00) (0.00)
(d)
(0.03) (0.04)
Total distributions .............................
(0.12) (0.30) (0.35) (0.32) (0.34) (0.29)
Net asset value, end of period ....................
$ 10.38 $ 10.37 $ 9.97 $ 9.60 $ 9.96 $ 9.83
Total Return
(e)
1.26% 7.21% 7.62% (0.46)% — —
Based on net asset value ........................
1.26%
(f)
7.21% 7.62%
(g)
(0.46)%
(g)
4.88% 3.61%
Ratios to Average Net Assets
(h)
Total expenses
( i )
..............................
0.68%
(j)
0.73% 0.74% 1.09% 0.90% 0.74%
Total expenses after fees waived and/or reimbursed ......
0.67%
(j)
0.72% 0.74% 1.09% 0.89% 0.73%
Total expenses after fees waived and/or reimbursed and
excluding dividend expense and interest expense ......
0.60%
(j)
0.60% 0.61% 0.62% 0.61% 0.60%
Net investment income (loss) .....................
2.36%
(j)
2.62% 3.49% 3.40% 3.49% 2.66%
Supplemental Data
Net assets, end of period (000) ....................
$ 30,166,344 $ 25,026,882 $ 23,223,183 $ 23,621,298 $ 23,089,643 $ 17,994,587
Portfolio turnover rate
(k)
.........................
691% 1,515% 1,805% 2,337% 1,576% 1,541%
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Investments in underlying funds .................... 0.02% 0.03% 0.02% 0.01% 0.01% 0.02%
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Expense ratios ............................... N/A N/A N/A N/A 0.90% 0.73%
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Portfolio turnover rate (excluding MDRs) .............. 471% 1,030% 1,307% 1,565% 1,060% 1,098%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Consolidated Financial Highlights.
(b)
Based on average shares outstanding.
(c)
Amount is less than $0.005 per share.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Amount is greater than $(0.005) per share.
(f)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(g)
Aggregate total return.
(h)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(i)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(j)
Annualized.
(k)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Strategic Income Opportunities Portfolio
Investor A
Six Months Ended
06/30/21
(unaudited)
(a)
Year Ended December 31,
2020 2019 2018
(a)
2017
(a)
2016
(a)
Net asset value, beginning of period ...............
$ 10.37 $ 9.97 $ 9.60 $ 9.96 $ 9.83 $ 9.77
Net investment income (loss)
(b)
...................
0.11 0.23 0.31 0.29 0.31 0.23
Net realized and unrealized gain (loss) .............
0.00
(c)
0.44 0.38 (0.36) 0.14 0.09
Net increase (decrease) from investment operations ......
0.11 0.67 0.69 (0.07) 0.45 0.32
Distributions
(d)
– – – – – –
From net investment income ....................
(0.10) (0.27) (0.32) (0.29) (0.29) (0.22)
Return of capital .............................
— — (0.00) (0.00)
(e)
(0.03) (0.04)
Total distributions .............................
(0.10) (0.27) (0.32) (0.29) (0.32) (0.26)
Net asset value, end of period ....................
$ 10.38 $ 10.37 $ 9.97 $ 9.60 $ 9.96 $ 9.83
Total Return
(f)
1.11% 6.90% 7.31% (0.74)% — —
Based on net asset value ........................
1.11%
(g)
6.90% 7.31%
(h)
(0.74)%
(h)
4.59% 3.30%
Ratios to Average Net Assets
( i )
Total expenses ...............................
0.97%
(j)
1.02% 1.05% 1.39% 1.22% 1.07%
Total expenses after fees waived and/or reimbursed ......
0.96%
(j)
1.01% 1.03% 1.38% 1.16% 1.03%
Total expenses after fees waived and/or reimbursed and
excluding dividend expense and interest expense ......
0.89%
(j)
0.89% 0.90% 0.91% 0.90% 0.90%
Net investment income (loss) .....................
2.08%
(j)
2.34% 3.20% 3.00% 3.09% 2.38%
Supplemental Data
Net assets, end of period (000) ....................
$ 1,637,803 $ 1,583,745 $ 1,501,890 $ 2,023,700 $ 2,234,189 $ 4,380,500
Portfolio turnover rate
(k)
.........................
691% 1,515% 1,805% 2,337% 1,576% 1,541%
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Investments in underlying funds .................... 0.02% 0.03% 0.02% 0.01% 0.01% 0.02%
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Portfolio turnover rate (excluding MDRs) .............. 471% 1,030% 1,307% 1,565% 1,060% 1,098%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders

(a)
Consolidated Financial Highlights.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)
Aggregate total return.
(g)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(h)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(i)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:
(j)
Annualized.
(k)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Strategic Income Opportunities Portfolio
Investor C
Six Months Ended
06/30/21
(unaudited)
(a)
Year Ended December 31,
2020 2019 2018
(a)
2017
(a)
2016
(a)
Net asset value, beginning of period ...............
$ 10.36 $ 9.96 $ 9.59 $ 9.95 $ 9.82 $ 9.76
Net investment income (loss)
(b)
...................
0.07 0.16 0.24 0.24 0.24 0.16
Net realized and unrealized gain (loss) .............
0.01 0.44 0.38 (0.38) 0.13 0.08
Net increase (decrease) from investment operations ......
0.08 0.60 0.62 (0.14) 0.37 0.24
Distributions
(c)
– – – – – –
From net investment income ....................
(0.07) (0.20) (0.25) (0.22) (0.21) (0.15)
Return of capital .............................
— — (0.00) (0.00)
(d)
(0.03) (0.03)
Total distributions .............................
(0.07) (0.20) (0.25) (0.22) (0.24) (0.18)
Net asset value, end of period ....................
$ 10.37 $ 10.36 $ 9.96 $ 9.59 $ 9.95 $ 9.82
Total Return
(e)
0.76% 6.14% 6.54% (1.47)% — —
Based on net asset value ........................
0.76%
(f)
6.14% 6.54%
(g)
(1.47)%
(g)
3.81% 2.53%
Ratios to Average Net Assets
(h)
Total expenses
( i )
..............................
1.68%
(j)
1.75% 1.77% 2.11% 1.93% 1.79%
Total expenses after fees waived and/or reimbursed ......
1.67%
(j)
1.74% 1.76% 2.11% 1.91% 1.78%
Total expenses after fees waived and/or reimbursed and
excluding dividend expense and interest expense ......
1.60%
(j)
1.62% 1.63% 1.64% 1.65% 1.65%
Net investment income (loss) .....................
1.37%
(j)
1.59% 2.48% 2.41% 2.41% 1.63%
Supplemental Data
Net assets, end of period (000) ....................
$ 223,462 $ 247,844 $ 434,348 $ 514,268 $ 655,874 $ 872,501
Portfolio turnover rate
(k)
.........................
691% 1,515% 1,805% 2,337% 1,576% 1,541%
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Investments in underlying funds .................... 0.02% 0.03% 0.02% 0.01% 0.01% 0.02%
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Expense ratios ............................... N/A N/A 1.77% 2.11% 1.92% 1.78%
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Portfolio turnover rate (excluding MDRs) .............. 471% 1,030% 1,307% 1,565% 1,060% 1,098%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Consolidated Financial Highlights.
(b)
Commencement of operations.
(c)
Based on average shares outstanding.
(d)
Amount is less than $0.005 per share.
(e)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)
Amount is greater than $(0.005) per share.
(g)
Where applicable, assumes the reinvestment of distributions.
(h)
Aggregate total return.
(i)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(j)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(k)
Annualized.
(l)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
(m)
Portfolio turnover rate is representative of the portfolio for the entire year.
BlackRock Strategic Income Opportunities Portfolio
Class K
Six Months Ended
06/30/21
(unaudited)
(a)
Year Ended December 31, Period from
03/28/16
(b)
to 12/31/16
(a)
2020 2019 2018
(a)
2017
(a)
Net asset value, beginning of period ...............
$ 10.38 $ 9.98 $ 9.60 $ 9.97 $ 9.84 $ 9.65
Net investment income (loss)
(c)
...................
0.13 0.27 0.35 0.34 0.36 0.22
Net realized and unrealized gain (loss) .............
0.00
(d)
0.44 0.39 (0.39) 0.12 0.21
Net increase (decrease) from investment operations ......
0.13 0.71 0.74 (0.05) 0.48 0.43
Distributions
(e)
– – – – – –
From net investment income ....................
(0.12) (0.31) (0.36) (0.32) (0.32) (0.20)
Return of capital .............................
— — (0.00) (0.00)
(f)
(0.03) (0.04)
Total distributions .............................
(0.12) (0.31) (0.36) (0.32) (0.35) (0.24)
Net asset value, end of period ....................
$ 10.39 $ 10.38 $ 9.98 $ 9.60 $ 9.97 $ 9.84
Total Return
(g)
1.30% 7.29% 7.82% (0.47)% — —
Based on net asset value ........................
1.30%
(h)
7.29% 7.82%
( i )
(0.47)%
( i )
4.97% 4.47%
(h)
Ratios to Average Net Assets
(j)
Total expenses ...............................
0.59%
(k)
0.65% 0.66% 1.01% 0.82% 0.69%
(k)
Total expenses after fees waived and/or reimbursed ......
0.58%
(k)
0.63% 0.65% 1.00% 0.81% 0.68%
(k)
Total expenses after fees waived and/or reimbursed and
excluding dividend expense and interest expense ......
0.51%
(k)
0.52% 0.52% 0.53% 0.53% 0.53%
(k)
Net investment income (loss) .....................
2.46%
(k)
2.71% 3.57% 3.47% 3.58% 2.93%
(k)
Supplemental Data
Net assets, end of period (000) ....................
$ 9,273,479 $ 8,585,689 $ 8,858,737 $ 7,830,270 $ 5,748,169 $ 3,651,094
Portfolio turnover rate
(l)
..........................
691% 1,515% 1,805% 2,337% 1,576% 1,541%
(m)
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31, Period from
03/28/16
(b)
to 12/31/16 2020 2019 2018 2017
Investments in underlying funds .................... 0.02% 0.03% 0.02% 0.01% 0.01% 0.02%
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31, Period from
03/28/16
(b)
to 12/31/16 2020 2019 2018 2017
Portfolio turnover rate (excluding MDRs) .............. 471% 1,030% 1,307% 1,565% 1,060% 1,098%
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2021
BlackRock Semi-Annual Report to Shareholders

1. ORGANIZATION
BlackRock Funds V (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor C Shares are generally available through financial intermediaries. Investor C Shares automatically convert to Investor
A Shares after approximately eight years. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures
(except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
(a)
Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
On June 9, 2021, the Board of Trustees of the Fund (the “Board”) approved a proposal to change the name of the Emerging Markets Flexible Dynamic Bond Fund to
BlackRock Sustainable Emerging Markets Flexible Bond Fund. The Board also approved certain changes to the Fund's investment objective, investment strategies and investment process. In addition, the investment adviser has determined to change the benchmark indices against which the Fund compares its performance. These changes are expected to become effective on or about September 23, 2021.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, are included in a complex of non-index fixed-income mutual funds and all BlackRock-advised closed-end funds referred to as the BlackRock Fixed-Income Complex.
Basis of Consolidation: The accompanying consolidated financial statements of Strategic Income Opportunities include the account of BlackRock Cayman Strategic Income
Opportunities Portfolio II, Ltd. (the “Subsidiary”), which is a wholly-owned subsidiary of Strategic Income Opportunities and primarily invests in commodity-related instruments and other derivatives. The Subsidiary enables the Fund to hold these commodity-related instruments and satisfy regulated investment company tax requirements. Strategic
Income Opportunities may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary as of perio d end were $ 59,987,060 , which is 0.1 % of Strategic
Income Opportunities' conso lidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Subsidiary is subject to the same investment policies and restrictions that apply to Strategic Income Opportunities, except that the Subsidiary may invest without limitation in commodity-related instruments.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-
dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”) . Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
Fund Name Herein Referred To As
Diversification
Classification
BlackRock Emerging Markets Flexible Dynamic Bond Portfolio .......................... Emerging Markets Flexible Dynamic Bond Non-diversified
BlackRock Strategic Income Opportunities Portfolio .................................. Strategic Income Opportunities Diversified
Share Class Initial Sales Charge CDSC Conversion Privilege
Institutional and Class K Shares ................................... No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2021 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., dollar rolls, TBA sale commitments, futures contracts, forward foreign currency exchange contracts, options written, swaps and short sales) or certain borrowings (e.g., reverse repurchase transactions) that would be treated as “senior securities”
for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments or borrowings. Doing so allows the investment or borrowings to be excluded from treatment as a “senior security.”  Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.
Distributions: Distributions from net investment income are declared daily and paid monthly.  Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP .
Net income and realized gains from investments held by the Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Subsidiary in any taxable year, the loss will generally not be available to offset the Funds’ ordinary income and/or capital gains for that year.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Trustees of the Trust (the “Board”), the trustees who are not
“interested persons” of the Funds, as defined in the 1940 Act (“Independent Trustees”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees . This has the same economic effect for the Independent  Trustees as if the Independent  Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
Emerging Markets Flexible Dynamic Bond has an arrangement with its custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. Emerging Markets Flexible Dynamic Bond may incur charges on certain uninvested cash balances and overdrafts, subject to certain conditions.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund's investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation
Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders

Funds’ net assets. Each business day, the Funds use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
The Funds value their investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the underlying fund's net assets.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day's price will be used, unless it is determined that the prior day's price no longer reflects the fair value of the option. OTC options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third party pricing services utilize one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used, as deemed
Standard Inputs Generally Considered By Third Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of June 30, 2021, certain investments of the Funds were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities
(calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders

an inflation-indexed bond is included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-
indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate
(“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender,

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, certain Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statements of Assets and Liabilities and Statements of Operations. As of period end, Strategic Income Opportunities had the following unfunded floating rate loan interests:
Forward Commitments, When-Issued and Delayed Delivery Securities : The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. A Fund may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, a Fund may be required to pay more at settlement than the security is worth. In addition, a
Fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, a Fund’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedules of
Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Commitments: Commitments are agreements to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering.
Such agreements may obligate a Fund to make future cash payments.  As of June 30, 2021, Strategic Income Opportunities had outstanding commitments of $215,836,870.
These commitments are not included in the net assets of Strategic Income Opportunities as of June 30, 2021 .
Borrowed Bond Agreements: Repurchase agreements may be referred to as borrowed bond agreements when entered into in connection with short sales of bonds. In a borrowed bond agreement, a fund borrows a bond from a counterparty in exchange for cash collateral. The agreement contains a commitment that the security and the cash will be returned to the counterparty and a fund at a mutually agreed upon date. Certain agreements have no stated maturity and can be terminated by either party at any time. Earnings on cash collateral and compensation to the lender of the bond are based on agreed upon rates between a fund and the counterparty. The value of the underlying cash collateral approximates the market value and accrued interest of the borrowed bond. To the extent that a borrowed bond transaction exceeds one business day, the value of the cash collateral in the possession of the counterparty is monitored on a daily basis to ensure the adequacy of the collateral. As the market value of the borrowed bond changes, the cash collateral is periodically increased or decreased with a frequency and in amounts prescribed in the borrowed bond agreement. A fund may also experience delays in gaining access to the collateral.
Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
Amazon Logistics Construction Brid, Term Loan ............................. $ 47,601,603 $ 47,601,603 $ 47,601,603 $ –
Houston Center, Term Loan ........................................... 4,927,774 4,927,774 4,923,339 (4,435)
LBM Acquisition LLC, Delayed Draw 1st Lien Term Loan ....................... 194,821 192,873 193,319 446
Park Avenue Tower, Term Loan ........................................ 1,335,692 1,335,692 1,334,891 (801)
Revolving Credit Facility, Term Loan ..................................... 7,332,377 7,332,377 7,332,377 –
Sheraton Austin, Term Loan ........................................... 6,761,598 6,761,598 6,761,598 –

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders

Reverse Repurchase Agreements: Reverse repurchase agreements are agreements with qualified third party broker dealers in which a fund sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. A fund receives cash from the sale to use for other investment purposes. During the term of the reverse repurchase agreement, a fund continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk. If a fund suffers a loss on its investment of the transaction proceeds from a reverse repurchase agreement, a fund would still be required to pay the full repurchase price. Further, a fund remains subject to the risk that the market value of the securities repurchased declines below the repurchase price. In such cases, a fund would be required to return a portion of the cash received from the transaction or provide additional securities to the counterparty.
Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Statements of Assets and Liabilities at face value including accrued interest. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value. Interest payments made by a fund to the counterparties are recorded as a component of interest expense in the Statements of Operations. In periods of increased demand for the security, a fund may receive a fee for the use of the security by the counterparty, which may result in interest income to a fund.
For the six months ended June 30, 2021, the average amount of reverse repurchase agreements outstanding and the daily weighted average interest rate for Strategic
Income Opportunities were $1,688,269 and (0.06)%, respectively.
Borrowed bond agreements and reverse repurchase transactions are entered into by a fund under Master Repurchase Agreements (each, an "MRA"), which permit a fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/
or posted to the counterparty and create one single net payment due to or from a fund. With borrowed bond agreements and reverse repurchase transactions, typically a fund and counterparty under an MRA are permitted to sell, re-pledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a fund receives or posts securities and cash as collateral with a market value in excess of the repurchase price to be paid or received by a fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.
As of period end, the following table is a summary of Strategic Income Opportunities' open borrowed bond agreements and reverse repurchase agreements by counterparty which are subject to offset under an MRA on a net basis:
(a)
Included in Investments at value-unaffiliated in the Statements of Assets and Liabilities.
(b)
Includes accrued interest on borrowed bonds in the amount of $1,278,838 which is included in interest expense payable in the Statements of Assets and Liabilities.
(c)
Net collateral, including accrued interest, with a value of $6,045,549 has been pledged in connection with open reverse repurchase agreements. Excess of net collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(d)
Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.
Counterparty
Borrowed Bond
Agreements
(a)
Reverse
Repurchase
Agreements
Borrowed
Bonds at
Value including
Accrued Interest
(b)
Exposure Due
(to) / from
Counterparty
before
Collateral
Non-cash
Collateral
Received
Cash
Collateral
Received
Fair Value
of Non-cash
Collateral
Pledged
Including
Accrued
Interest
(c)
Cash
Collateral
Pledged
Net Collateral
(Received) /
Pledged
Net Exposure
Due (to) /from
Counterparty
(d)
Barclays Bank plc . $ 44,905,710 $ — $ (45,055,053) $ (149,343) $ — $ — $ — $ 149,343 $ 149,343 $ —
BNP Paribas SA .. 14,877,832 — (14,878,538) (706) — — — — — (706)
Citigroup Global
Markets Ltd. ..... 10,104,035 — (10,323,833) (219,798) — — — — — (219,798)
Citigroup Global
Markets, Inc. ..... 925,575 — (896,575) 29,000 — — — — — 29,000
Credit Suisse
Securities (USA)
LLC ........... — (4,547,437) — (4,547,437) — — 4,547,437 — 4,547,437 —
Deutsche Bank AG . 8,691,936 — (8,973, 555 ) (281,61 9 ) — — — 281,619 281,619 —
Goldman Sachs
International ..... 46,786,359 — (47,36 8 , 078 ) (58 1 , 719 ) — — — 58 1 , 719 58 1 , 719 —
J.P. Morgan
Securities plc .... 34,023,417 — (34,214,074) (190,657) — — — — — (190,657)
Merrill Lynch
International ..... 2,498,375 — (2,518,920) (20,545) — — — — — (20,545)
RBC Capital Markets
LLC ........... 7,143,414 — (7,179,54 8 ) (36,13 4 ) — — — — — (36,13 4 )
TD Securities (USA)
LLC ........... 5,496,631 — (5,508,38 9 ) (11,75 8 ) — — — — — (11,75 8 )
$ 175,453,284 $ (4,547,437) $ (176,91 6 , 563 ) $ (6,0 10 , 716 ) $ — $ — $ 4,547,437 $ 1,0 12 , 681 $ 5, 560 , 118 $ (4 50 , 598 )

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
When a fund enters into an MRA and International Swaps and Derivatives Association, Inc. (an “ISDA”) and/or Master Securities Lending Agreements (“MSLA”) with the same counterparty, the agreements may contain a set-off provision allowing a fund to offset a net amount payable with a net amount receivable upon default of the counterparty.
Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. For example, regardless of the contractual rights included in an MRA, such laws may prohibit a fund from setting off amounts owed to a defaulting counterparty under an MRA against amounts owed to a fund by affiliates of the defaulting counterparty. However, the insolvency regimes of many jurisdictions generally permit set-off of simultaneous payables and receivables with the same legal entity under certain types of financial contracts. These rules would apply upon a default of the legal entity, regardless of the existence of a contractual set-off right in those contracts.
In the event the counterparty of securities under an MRA files for bankruptcy or becomes insolvent, a fund’s use of the proceeds from the agreement may be restricted while the counterparty, or its trustee or receiver, determines whether or not to enforce a fund’s obligation to repurchase the securities.
Short Sale Transactions: In short sale transactions, a fund sells a security it does not hold in anticipation of a decline in the market price of that security. When a fund makes a short sale, it will borrow the security sold short (borrowed bond) and deliver the fixed-income security to the counterparty to which it sold the security short. An amount equal to the proceeds received by a fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. A fund is required to repay the counterparty interest on the security sold short, which, if applicable, is included in interest expense in the Statements of
Operations. A fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an unlimited potential for the market price of the security sold short to increase. A gain is limited to the price at which a fund sold the security short. A realized gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that a fund will be able to close out a short position at a particular time or at an acceptable price.
Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned at value, respectively.
Securities lending transactions are entered into by the Funds under MSLA, which provide the right, in the event of default (including bankruptcy or insolvency), for the non-
defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
(a)
Securities loaned with a value of $197,979,301 have been sold and are pending settlement as of June 30, 2021.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the
As of period end, the following table is a summary of Strategic Income Opportunities' securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)(b)
Net
Amount
BNP Paribas Securities Corp. ......................................... $ 5,478,400 $ (5,478,400) $ —
BofA Securities, Inc. ................................................ 2,259,600 (2,259,600) —
Citigroup Global Markets, Inc. ......................................... 222 (222) —
Credit Suisse Securities (USA) LLC ..................................... 887,531 (887,531) —
Morgan Stanley & Co. LLC ........................................... 46,126,116 (46,126,116) —
State Street Bank & Trust Co. ......................................... 3,575,093 (3,575,093) —
TD Prime Services LLC ............................................. 15,646,953 (15,646,953) —
$ 73,973,915 $ (73,973,915) $ —
(b)
Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statements of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders

collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) , foreign currencies (foreign currency exchange rate risk) or bitcoin (commodity risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Strategic Income Opportunities may invest in cash-settled bitcoin futures that are traded on commodity exchanges registered with the CFTC. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities.
A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: Certain Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.
Swaptions – Certain Funds may purchase and write swaptions primarily to preserve a return or spread on a particular investment or portion of the Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
Foreign currency options – Certain Funds may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Barrier options – Certain Funds may purchase and write a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.
The Funds may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options, up-and-
out options and up-and-in options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass predetermined barrier price levels prior to the option’s expiration date. One-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date. Up-and-out options expire worthless to the purchaser if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date. Up-and-in options can only be exercised when the price of the underlying instrument increases beyond a predetermined barrier price level.
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker a variation margin. Variation margin is recorded as unrealized appreciation
(depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid
to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the
Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that each Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Funds and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders

losses in the Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Funds may enter into forward interest rate swaps and forward total return swaps. In a forward swap, each Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an ISDA
Master Agreement or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain
OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA
Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds' investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) , to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, Emerging Markets Flexible Dynamic Bond pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of Emerging Markets Flexible Dynamic Bond’s net assets:
Average Daily Net Assets
Investment
Advisory Fees
First $1 Billion ......................................................................................................... 0.600%
$1 Billion - $2 Billion ..................................................................................................... 0.550
$2 Billion - $3 Billion .................................................................................................... 0.525
Greater than $3 Billion ................................................................................................... 0.500

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
For such services, Strategic Income Opportunities pays the Manager a monthly fee, based on the average daily net assets that are attributable to Strategic Income
Opportunities' direct investments in fixed-income and equity securities and instruments, including ETFs advised by the Manager or other investment advisers, other investments, and cash and cash equivalents (including money market funds, whether advised by the Manager or other investment advisers) and excludes investments in other BlackRock equity and/or fixed-income mutual funds, at the following annual rates:
The Manager provides investment management and other services to the Subsidiary. The Manager does not receive separate compensation from the Subsidiary for providing investment management or administrative services. However, Strategic Income Opportunities pays the Manager based on the Fund’s net assets, which includes the assets of the Subsidiary.
With respect to each Fund, the Manager entered into sub-advisory agreements with BlackRock International Limited (“BIL”) an affiliate of the Manager. With respect to
Strategic Income Opportunities, the Manager has also entered into a separate sub-advisory agreement with BlackRock (Singapore) Limited ("BRS"), which is also an affiliate of the Manager The Manager pays BIL and BRS for services they provide for that portion of each Fund for which BIL and BRS, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.
Service and Distribution Fees: The Trust , on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments,
LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the six months ended June 30, 2021, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Administration: The Trust, on behalf of the Funds, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the six months ended June 30, 2021, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Average Daily Net Assets
Investment
Advisory Fees
First $1 Billion ......................................................................................................... 0.550%
$1 Billion - $2 Billion ..................................................................................................... 0.500
$2 Billion - $3 Billion .................................................................................................... 0.475
$3 Billion - $35 Billion .................................................................................................... 0.450
Greater than $35 Billion .................................................................................................. 0.430
Service Fees Distribution Fees
Investor A ................................................................................................. 0.25% —%
Investor C ................................................................................................. 0.25 0.75
Investor A Investor C Total
Emerging Markets Flexible Dynamic Bond ................................................................ $ 8,958 $ 2,938 $ 11,896
Strategic Income Opportunities ....................................................................... 2,010,643 1,162,461 3,173,104
Average Daily Net Assets Administration Fees
First $500 Million 0.0425%
$500 Million - $1 Billion 0.0400
$1 Billion - $2 Billion 0.0375
$2 Billion - $4 Billion 0.0350
$4 Billion - $13 Billion 0.0325
Greater than $13 Billion 0.0300
Institutional Investor A Investor C Class K Total
Emerging Markets Flexible Dynamic Bond ............................................... $ 2,097 $ 716 $ 59 $ 5,615 $ 8,487
Strategic Income Opportunities ...................................................... 2,764,032 160,839 23,247 862,085 3,810,203

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended June 30, 2021, Strategic Income
Opportunities paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of
Operations:
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended June 30, 2021, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
For the six months ended June 30, 2021, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Other Fees: For the  six months ended  June 30, 2021 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor
A Shares as follows:
For the six months ended June 30, 2021, affiliates received CDSCs as follows:
Expense Limitations, Waivers and Reimbursements: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through
June 30, 2023 . The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations.
For the six months ended June 30, 2021, the amounts waived were $ 1,000,446 for Strategic Income Opportunities.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of Emerging Markets Flexible Dynamic Bond's assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of Strategic Income Opportunities' assets invested in affiliated equity and fixed-income exchange-traded funds that have a contractual management fee through June 30, 2023. These contractual agreements may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the
Manager in the Statements of Operations. For the six months ended June 30, 2021, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Institutional
Strategic Income Opportunities ................................................................................................ $ 1,019,092
Institutional Investor A Investor C Class K Total
Emerging Markets Flexible Dynamic Bond .......................................... $ — $ 137 $ 34 $ 107 $ 278
Strategic Income Opportunities ................................................. 24,716 2,132 2,812 7,596 37,256
Institutional Investor A Investor C Class K Total
Emerging Markets Flexible Dynamic Bond ............................................... $ 5,620 $ 6,774 $ 1,009 $ 107 $ 13,510
Strategic Income Opportunities ...................................................... 12,369,826 1,039,687 102,848 24,876 13,537,237
Emerging Markets Flexible Dynamic Bond ........................................................................................ $ 23 1
Strategic Income Opportunities ............................................................................................... 35,968
Investor A Investor C
Emerging Markets Flexible Dynamic Bond ............................................................................. $ – $ 2
Strategic Income Opportunities .................................................................................... 10,238 9,549
Strategic Income Opportunities ................................................................................................... $ 1,057,377
Institutional Investor A Investor C Class K
Emerging Markets Flexible Dynamic Bond ..................................................... 0.6 8% 0.9 3% 1.6 8% 0.6 3%
Strategic Income Opportunities ............................................................ 0.65 0.90 1.65 N/A

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
The Manager has agreed not to reduce or discontinue these contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended June 30, 2021, the amounts included in fees waived and/or reimbursed by the Manager in the Statements of Operations were as follows:
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived — class specific and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statements of Operations. For the six months ended June 30, 2021, class specific expense waivers and/or reimbursements were as follows:
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Funds are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Funds. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement (i) Strategic Income Opportunities retains 82% of securities lending income (which excludes collateral investment expenses), and this amount can never be less than 70% of the sum of securities lending income plus collateral investment expenses; and (ii) if Emerging Markets Flexible
Dynamic Bond were to engage in securities lending, the Fund retains 82% of securities lending income (which excludes collateral investment expenses), and this amount can never be less than 70% of the sum of securities lending income plus collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Fixed-Income Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by Strategic Income Opportunities is shown as securities lending income — affiliated — net in the Statements of Operations.
For the six months ended June 30, 2021, the Fund paid BIM $344,322 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2021, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the  Funds' Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
Emerging Markets Flexible Dynamic Bond .......................................................................................... $ 216,607
Fund Name/Share Class
Administration Fees
Waived
Transfer Agent Fees
Waived and/or
Reimbursed
Emerging Markets Flexible Dynamic Bond
Institutional .................................................................................... $ 2,012 $ 374
Investor A ..................................................................................... 71 6 4,981
Investor C ..................................................................................... 59 863
Class K ...................................................................................... 5,61 5 107
$ 8,402 $ 6,325
Strategic Income Opportunities
Investor A ..................................................................................... 1,226 —
$ 1,226 $ —

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders

Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended June 30, 2021, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the six months ended June 30, 2021, purchases and sales of investments, including paydowns mortgage dollar rolls and excluding short-term investments, were as follows:
RULEABOVE
For the six months ended June 30, 2021, purchases and sales related to mortgage dollar rolls were as follow:
8. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of June 30, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
As of December 31, 2020, Emerging Markets Flexible Dynamic Bond had non-expiring capital loss carryforwards available to offset future realized capital gains of $9,452,672.
As of June 30, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate
(but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2022 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.
During the six months ended June 30, 2021, the Funds did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which each Fund is subject.
Purchases  Sales
Net Realized
Gain (Loss)
Strategic Income Opportunities ......................................................... $ 42,941,557 $ 35,064,885 $ 208,841
U.S. Government Securities Other Securities
Purchases Sales Purchases Sales
Emerging Markets Flexible Dynamic Bond ..................................... $ — $ — $ 67,392,147 $ 80,441,693
Strategic Income Opportunities ............................................ 19,696,116,911 15,327,099,631 218,159,165,264 210,995,517,659
Purchases Sales
Strategic Income Opportunities ............................................................................ $ 72,111,742,535 $ 72,104,896,247
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Emerging Markets Flexible Dynamic Bond ................................. $ 79,784,290 $ 6,472,156 $ (14,201,647) $ (7,729,491)
Strategic Income Opportunities ........................................ 51,922,590,798 2,090,289,791 (1,175,222,154) 915,067,637

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (iv) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.
Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent each
Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders

margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund's portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.
Certain Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-
backed securities. When a Fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedules of Investments.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the LIBOR. Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR.
The ultimate effect of the LIBOR transition process on the Funds is uncertain.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
d
Six Months Ended
06/30/21
Year Ended
12/31/20
Shares Amount Shares Amount
Emerging Markets Flexible Dynamic Bond
Institutional
Shares sold .............................................
634,811 $ 5,504,036 1,216,879 $ 10,190,638
Shares issued in reinvestment of distributions ........................
32,708 276,167 72,782 609,985
Shares redeemed .........................................
(351,820) (2,960,298) (1,323,578) (10,669,424)
        Net increase (decrease)
315,699 $ 2,819,905 (33,917) $ 131,199
Investor A
Shares sold .............................................
104,318 $ 895,068 238,529 $ 2,037,667
Shares issued in reinvestment of distributions ........................
11,949 100,748 29,150 243,658
Shares redeemed .........................................
(129,914) (1,114,040) (372,913) (3,037,966)
        Net decrease
(13,647) $ (118,224) (105,234) $ (756,641)
Investor C
Shares sold .............................................
2,206 $ 18,693 9,258 $ 77,199
Shares issued in reinvestment of distributions ........................
709 5,987 3,327 27,517
Shares redeemed .........................................
(13,361) (113,940) (129,962) (1,098,415)
        Net decrease
(10,446) $ (89,260) (117,377) $ (993,699)
Class K
Shares sold .............................................
904 $ 7,766 2,824,205 $ 25,037,466
Shares issued in reinvestment of distributions ........................
76,060 641,340 139,487 1,143,884
Shares redeemed .........................................
(1,343,841) (11,340,214) (6,690,296) (57,238,188)
        Net decrease
(1,266,877) $ (10,691,108) (3,726,604) $ (31,056,838)
Total Net Decrease
(975,271) $ (8,078,687) (3,983,132) $ (32,675,979)
Strategic Income Opportunities
Institutional
Shares sold .............................................
798,078,540 $ 8,281,478,518 936,163,252 $ 9,302,247,982
Shares issued in reinvestment of distributions ........................
27,671,414 286,867,725 60,928,018 608,907,401
Shares redeemed .........................................
(334,091,973) (3,465,363,042) (912,393,620) (8,918,670,875)
        Net increase
491,657,981 $ 5,102,983,201 84,697,650 $ 992,484,508

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
As of June 30, 2021, BlackRock HoldCo 2, Inc., an affiliate of the Funds, owned 1,234,225 Class K Shares of Emerging Markets Flexible Dynamic Bond.
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
d
Six Months Ended
06/30/21
Year Ended
12/31/20
Shares Amount Shares Amount
Investor A
Shares sold .............................................
26,198,373 $ 271,759,196 53,412,995 $ 532,747,113
Shares issued in reinvestment of distributions ........................
1,497,835 15,522,586 3,820,721 38,180,960
Shares redeemed .........................................
(22,700,541) (235,449,072) (55,104,391) (539,116,326)
        Net increase
4,995,667 $ 51,832,710 2,129,325 $ 31,811,747
Investor C
Shares sold .............................................
2,162,679 $ 22,418,112 3,431,090 $ 34,116,890
Shares issued in reinvestment of distributions ........................
145,428 1,505,827 619,003 6,159,812
Shares redeemed .........................................
(4,691,794) (48,631,067) (23,727,509) (236,630,417)
        Net decrease
(2,383,687) $ (24,707,128) (19,677,416) $ (196,353,715)
Class K
Shares sold .............................................
183,726,956 $ 1,906,892,217 192,256,781 $ 1,925,033,294
Shares issued in reinvestment of distributions ........................
9,690,764 100,527,796 24,885,365 248,740,516
Shares redeemed .........................................
(128,364,007) (1,333,786,051) (277,458,840) (2,728,609,227)
        Net increase (decrease)
65,053,713 $ 673,633,962 (60,316,694) $ (554,835,417)
Total Net Increase
559,323,674 $ 5,803,742,745 6,832,865 $ 273,107,123

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
2021
BlackRock Semi-Annual Report to Shareholders

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds V (the “Trust”) met on May 4, 2021 (the “May Meeting”)
and June 8-9, 2021 (the “June Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of BlackRock Emerging Markets Flexible Dynamic Bond Portfolio (the “Emerging Markets Flexible Dynamic Bond Portfolio”) and BlackRock Strategic Income Opportunities
Portfolio (the “Strategic Income Opportunities Portfolio”) (together, the “Funds” and each, a “Fund”), and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreements (the “Sub-Advisory Agreements”) between (1) the Manager and BlackRock
International Limited (“BIL”), with respect to each Fund and (2) BlackRock (Singapore) Limited (“BRS” and together with BIL, the “Sub-Advisors”), with respect to Strategic
Income Opportunities Portfolio. The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreements are
referred to herein as the “Agreements.”
The Approval Process: Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board members whom are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each typically extending for two days, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had a fifth one-day meeting to consider specific information surrounding the renewal of the Agreements. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services; (c) Fund operating expenses and how
BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s adherence to applicable compliance policies and procedures; (f)
the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable;
(g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the May Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board
Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with each Fund;
(g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and each Fund’s operations.
At the May Meeting, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the June Meeting.
At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with each Fund; (d) each Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with each Fund; and (g)
other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board Members did not identify any particular information, or any single factor as determinative, and each Board
Member may have attributed different weights to the various items and factors considered.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing each Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to each
Fund by third parties) and officers and other personnel as are necessary for the operations of each Fund. In particular, BlackRock and its affiliates provide each Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of each Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans, including in light of the ongoing COVID-19 pandemic.
B. The Investment Performance of each Fund and BlackRock: The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the May meeting. In preparation for the May Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of December 31, 2020, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-, three- and five-year periods reported, Emerging Markets Flexible Dynamic Bond Portfolio ranked in the first, third and first quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed Emerging Markets Flexible Dynamic Bond Portfolio’s underperformance relative to its
Performance Peers during the applicable period.
The Board noted that for the one-, three- and five-year periods reported, Strategic Income Opportunities Portfolio ranked in the second, first and second quartiles, respectively, against its Performance Peers.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates
from their Relationship with each Fund: The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed
BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2020 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.
The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2021
BlackRock Semi-Annual Report to Shareholders

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to
BlackRock’s commitment of time, assumption of risk, and liability profile in servicing each Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that Emerging Markets Flexible Dynamic Bond Portfolio’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio ranked in the first and second quartiles, respectively, relative to Emerging Markets Flexible Dynamic Bond Portfolio’s Expense Peers. The Board
also noted that Emerging Markets Flexible Dynamic Bond Portfolio has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of Emerging Markets Flexible Dynamic Bond Portfolio increases above certain contractually specified levels. The Board noted that if the size of Emerging Markets Flexible
Dynamic Bond Portfolio were to decrease, Emerging Markets Flexible Dynamic Bond Portfolio could lose the benefit of one or more breakpoints. The Board further noted that
BlackRock and the Board have contractually agreed to a cap on Emerging Markets Flexible Dynamic Bond Portfolio’s total expenses as a percentage of Emerging Markets
Flexible Dynamic Bond Portfolio’s average daily net assets on a class-by-class basis.
The Board noted that Strategic Income Opportunities Portfolio’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio ranked in the first and second quartiles, respectively, relative to Strategic Income Opportunities Portfolio’s Expense Peers. The Board also noted
that Strategic Income Opportunities Portfolio has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of Strategic Income
Opportunities Portfolio increases above certain contractually specified levels. The Board noted that if the size of Strategic Income Opportunities Portfolio were to decrease,
Strategic Income Opportunities Portfolio could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on Strategic Income Opportunities Portfolio’s total expenses as a percentage of Strategic Income Opportunities Portfolio’s average daily net assets on a class-by-
class basis, as applicable.
D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of each
Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The
Board also considered the extent to which each Fund benefits from such economies of scale in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable each Fund to more fully participate in these economies of scale. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-
out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that each Fund’s fees and expenses are too high or if they are dissatisfied with the performance of each Fund.
Conclusion
The Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2022, and the Sub-Advisory Agreements between the Manager and the Sub-Advisors, with respect to each Fund, for a one-year term ending June 30, 2022. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the
Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

Additional Information

Additional Information
Regulation Regarding Derivatives
On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies
(“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/ fundreports .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds' portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441- 7762 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
2021
BlackRock Semi-Annual Report to Shareholders

BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited
(a)
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodians
JPMorgan Chase Bank, N.A.
(a)
New York, NY 10179
Brown Brothers Harriman & Co.
(b)
Boston, MA 02109
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10022
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For BlackRock Strategic Income Opportunities Portfolio.
(b)
For BlackRock Emerging Markets Flexible Dynamic Bond Portfolio.

Glossary of Terms Used in this Report

Glossary of Terms Used in this Report
Currency Abbreviations
ARS Argentine Peso
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Yuan Offshore
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
EGP Egyptian Pound
EUR Euro
GBP British Pound
GHS Ghanaian Cedi
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
KZT Kazakhstani Tenge
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
PHP Philippine Peso
PLN Polish Zloty
RON Romanian Leu
RUB New Russian Ruble
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
TWD Taiwan New Dollar
UAH Ukrainian Hryvnia
USD United States Dollar
UYU Uruguayan Peso
ZAR South African Rand
Portfolio Abbreviations
ABS Asset-Backed Security
ADR American Depositary Receipts
BA Canadian Bankers Acceptances
BBR Australian Bank Bill Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CDO Collateralized Debt Obligation
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
CWABS Countrywide Asset-Backed Certificates
DAC Designated Activity Company
ESG Environmental, Social And Governance
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GO General Obligation Bonds
JIBAR Johannesburg Interbank Average Rate
LIBOR London Interbank Offered Rate
LIMEAN London Interbank Mean Rate
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE 28-Day
NASDAQ National Association of Securities Dealers Automated
NIBOR Norwegian Interbank Offered Rate
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
RB Revenue Bonds
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
S&P Standard & Poor's
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts
TBA To-be-announced
THBFIX Thai Baht Interest Rate Fixing
VRDN Variable Rate Demand Notes
WIBOR Warsaw Interbank Offered Rate

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
EMDSIP-6/21-SAR

Item 2 –  Code of Ethics – Not Applicable to this semi-annual report
Item 3 –  Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 –  Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 –  Audit Committee of Listed Registrants – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 –
Disclosure of Securities Lending Activities for Closed-End Management Investment
   Companies
– Not Applicable

Item 13 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report
              (a)(2) Section 302 Certifications are attached

section302
(a)(3) Not Applicable
(a)(4) Not Applicable
(b) Section 906 Certifications are attached
section906

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds V

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds V

Date: September 2, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds V

Date: September 2, 2021

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds V

Date: September 2, 2021